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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08786

                          Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2006 through June 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                       PIONEER
                                                       VARIABLE
                                                       CONTRACTS
                                                       TRUST
Pioneer Variable Contracts Trust -- Class I Shares

Pioneer Emerging Markets VCT Portfolio
Pioneer Europe VCT Portfolio
Pioneer International Value VCT Portfolio
Pioneer Small Cap Value VCT Portfolio
Pioneer Mid Cap Value VCT Portfolio
Pioneer Growth Shares VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio
Pioneer Fund VCT Portfolio
Pioneer Equity Income VCT Portfolio
Pioneer Balanced VCT Portfolio
Pioneer High Yield VCT Portfolio
Pioneer Strategic Income VCT Portfolio
Pioneer America Income VCT Portfolio
Pioneer Money Market VCT Portfolio

                                                               SEMIANNUAL REPORT

                                                                   June 30, 2006

                            Allmerica Financial Life
                          Insurance and Annuity Company

                                                PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================

Table of Contents

Letter to Shareowners                              1
Comparing Ongoing Portfolio Expenses               2
Pioneer Emerging Markets VCT Portfolio
  Portfolio and Performance Update                 4
  Portfolio Management Discussion                  5
Pioneer Europe VCT Portfolio
  Portfolio and Performance Update                 6
  Portfolio Management Discussion                  7
Pioneer International Value VCT Portfolio
  Portfolio and Performance Update                 8
  Portfolio Management Discussion                  9
Pioneer Small Cap Value VCT Portfolio
  Portfolio and Performance Update                10
  Portfolio Management Discussion                 11
Pioneer Mid Cap Value VCT Portfolio
  Portfolio and Performance Update                13
  Portfolio Management Discussion                 14
Pioneer Growth Shares VCT Portfolio
  Portfolio and Performance Update                15
  Portfolio Management Discussion                 16
Pioneer Real Estate Shares VCT Portfolio
  Portfolio and Performance Update                17
  Portfolio Management Discussion                 18
Pioneer Fund VCT Portfolio
  Portfolio and Performance Update                19
  Portfolio Management Discussion                 20
Pioneer Equity Income VCT Portfolio
  Portfolio and Performance Update                22
  Portfolio Management Discussion                 23
Pioneer Balanced VCT Portfolio
  Portfolio and Performance Update                25
  Portfolio Management Discussion                 26
Pioneer High Yield VCT Portfolio
  Portfolio and Performance Update                28
  Portfolio Management Discussion                 29
Pioneer Strategic Income VCT Portfolio
  Portfolio and Performance Update                30
  Portfolio Management Discussion                 31
Pioneer America Income VCT Portfolio
  Portfolio and Performance Update                33
  Portfolio Management Discussion                 34
Pioneer Money Market VCT Portfolio
  Portfolio and Performance Update                36
Schedules of Investments
  Pioneer Emerging Markets VCT Portfolio          37
  Pioneer Europe VCT Portfolio                    41
  Pioneer International Value VCT Portfolio       43
  Pioneer Small Cap Value VCT Portfolio           47
  Pioneer Mid Cap Value VCT Portfolio             51
  Pioneer Growth Shares VCT Portfolio             54
  Pioneer Real Estate Shares VCT Portfolio        56
  Pioneer Fund VCT Portfolio                      57
  Pioneer Equity Income VCT Portfolio             61
  Pioneer Balanced VCT Portfolio                  64
  Pioneer High Yield VCT Portfolio                72
  Pioneer Strategic Income VCT Portfolio          78
  Pioneer America Income VCT Portfolio            89
  Pioneer Money Market VCT Portfolio              94
Financial Statements                              96
Notes to Financial Statements                    120

                                                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
LETTER TO SHAREOWNERS 6/30/06
================================================================================

Dear Shareowner,

We know from the history of the capital markets that sudden shifts in investor sentiment can occur with little warning, based on an assortment of events. We believe such a shift in sentiment is occurring in reaction to the possibility that U.S. economic growth may slow in the second half of 2006.

While U.S. markets fell in late May and early June, the economic events of the six- and 12-month periods ending June 30, 2006, have actually been characterized by continued low inflation at home and strong growth prospects abroad with rising commodity and stock prices.

According to the International Monetary Fund, international economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. The growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, increasing corporate profits, and higher interest rates.

The U.S. bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to increase, since we are close to full employment. This may also be a reason why public sentiment is becoming uneasy.

Despite strong first quarter economic growth, the U.S. economy for the second half of the year may slow in reaction to past increases in interest rates and energy costs. Thus far the only sign of such a slowdown has been a cooling housing market. Yet many observers believe a slower growing economy could be welcomed by the markets.

The U.S. Federal Reserve has continued its program of measured short-term interest rate increases. However, the Fed Chairman, Ben Bernanke, indicated that inflation may moderate, which would permit the Fed to stop raising interest rates. Such action could have positive effects for both consumers and investors over the intermediate-to-longer term. By restraining inflation, the Fed may also limit upward pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we think security market valuations remain reasonable, and yet there are no guarantees in investing. The unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help shareowners work toward their long-term goals.

Respectfully,

/s/ OSBERT M. HOOD

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolios' historical or future performance are statements of the opinion of portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

                                                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
COMPARING ONGOING PORTFOLIO EXPENSES
================================================================================

As a beneficial owner of one or more Portfolios, you incur two types of costs:
(1) transactions costs, including sales charges (loads) at the time of purchase and redemption fees upon redemption of your shares, and (2) ongoing costs including management fees and other Portfolio expenses.

The examples below are based on an investment of $1,000 at the beginning of the period and held for the entire period (January 1, 2006 - June 30, 2006). These examples are intended to help you understand your ongoing costs (in dollars), of investing in a Portfolio and to compare these costs to investing in other variable annuity portfolios.

Actual Expenses

The first line of the table below for each Portfolio provides information about the actual account values and actual expenses. You may use the information in the line, together with amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for a Portfolio under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each Portfolio provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuities.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

                                                                Class I Shares
                                             -----------------------------------------------------
                                                Beginning         Ending
                                                 Account          Account         Expenses Paid
                                                  Value            Value          During Period
                                                 1/1/06           6/30/06       (1/1/06 - 6/30/06)
--------------------------------------------------------------------------------------------------
Pioneer Emerging Markets VCT Portfolio
 Actual                                        $ 1,000.00       $ 1,091.40           $ 8.14
 Hypothetical                                  $ 1,000.00       $ 1,017.01           $ 7.85
Pioneer Europe VCT Portfolio
 Actual                                        $ 1,000.00       $ 1,124.10           $ 8.06
 Hypothetical                                  $ 1,000.00       $ 1,017.21           $ 7.65
Pioneer International Value VCT Portfolio
 Actual                                        $ 1,000.00       $ 1,079.90           $ 7.43
 Hypothetical                                  $ 1,000.00       $ 1,017.65           $ 7.20
Pioneer Small Cap Value VCT Portfolio
 Actual                                        $ 1,000.00       $ 1,054.30           $ 4.99
 Hypothetical                                  $ 1,000.00       $ 1,019.93           $ 4.91
Pioneer Mid Cap Value VCT Portfolio
 Actual                                        $ 1,000.00       $ 1,011.80           $ 3.58
 Hypothetical                                  $ 1,000.00       $ 1,021.17           $ 3.60
Pioneer Growth Shares VCT Portfolio
 Actual                                        $ 1,000.00       $   972.90           $ 4.89
 Hypothetical                                  $ 1,000.00       $ 1,019.84           $ 5.01
Pioneer Real Estate Shares VCT Portfolio
 Actual                                        $ 1,000.00       $ 1,148.30           $ 4.74
 Hypothetical                                  $ 1,000.00       $ 1,020.38           $ 4.46

                                                PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================

                                                             Class I Shares
                                          -----------------------------------------------------
                                             Beginning         Ending
                                              Account          Account         Expenses Paid
                                               Value            Value          During Period
                                              1/1/06           6/30/06       (1/1/06 - 6/30/06)
-----------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio
 Actual                                     $ 1,000.00       $ 1,051.10           $ 3.56
 Hypothetical                               $ 1,000.00       $ 1,021.32           $ 3.51
Pioneer Equity Income VCT Portfolio
 Actual                                     $ 1,000.00       $ 1,086.20           $ 3.57
 Hypothetical                               $ 1,000.00       $ 1,021.37           $ 3.46
Pioneer Balanced VCT Portfolio
 Actual                                     $ 1,000.00       $ 1,001.30           $ 4.42
 Hypothetical                               $ 1,000.00       $ 1,020.38           $ 4.46
Pioneer High Yield VCT Portfolio
 Actual                                     $ 1,000.00       $ 1,015.20           $ 3.70
 Hypothetical                               $ 1,000.00       $ 1,021.12           $ 3.71
Pioneer Strategic Income VCT Portfolio
 Actual                                     $ 1,000.00       $ 1,011.60           $ 4.34
 Hypothetical                               $ 1,000.00       $ 1,020.48           $ 4.36
Pioneer America Income VCT Portfolio
 Actual                                     $ 1,000.00       $   989.70           $ 3.70
 Hypothetical                               $ 1,000.00       $ 1,021.08           $ 3.76
Pioneer Money Market VCT Portfolio
 Actual                                     $ 1,000.00       $ 1,020.50           $ 3.06
 Hypothetical                               $ 1,000.00       $ 1,021.77           $ 3.06

Expenses are equal to the annualized expense ratio of a Portfolio's Class I shares (as indicated in the table below), multiplied by 181/365 (to reflect the one-half year period.)

                                                Annualized
                                               Expense Ratio
------------------------------------------------------------
Pioneer Emerging Markets VCT Portfolio             1.57%
Pioneer Europe VCT Portfolio                       1.53%
Pioneer International Value VCT Portfolio          1.44%
Pioneer Small Cap Value VCT Portfolio              0.98%
Pioneer Mid Cap Value VCT Portfolio                0.72%
Pioneer Growth Shares VCT Portfolio                1.00%
Pioneer Real Estate Shares VCT Portfolio           0.89%
Pioneer Fund VCT Portfolio                         0.70%
Pioneer Equity Income VCT Portfolio                0.69%
Pioneer Balanced VCT Portfolio                     0.89%
Pioneer High Yield VCT Portfolio                   0.74%
Pioneer Strategic Income VCT Portfolio             0.87%
Pioneer America Income VCT Portfolio               0.75%
Pioneer Money Market VCT Portfolio                 0.61%

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO UPDATE 6/30/06
================================================================================

Diversification
(As a percentage of total investment portfolio)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

International Common Stocks                                                59.5%
Depositary Receipts for International Stocks                               27.1%
U.S. Common Stocks                                                          7.7%
Temporary Cash Investment                                                   3.2%
International Preferred Stocks                                              2.5%

Geographical Distribution Portfolio
(As a percentage of equity holdings)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

South Korea                                                                18.1%
Brazil                                                                     16.9%
South Africa                                                               11.7%
Russia                                                                      9.6%
Taiwan                                                                      8.1%
People's Republic of China                                                  7.0%
India                                                                       3.7%
Israel                                                                      3.7%
Mexico                                                                      3.4%
Turkey                                                                      2.6%
Hong Kong                                                                   1.6%
Philippines                                                                 1.5%
Malaysia                                                                    1.5%
Thailand                                                                    1.5%
Indonesia                                                                   1.5%
Peru                                                                        1.2%
Argentina                                                                   1.1%
Other (individually less than 1%)                                           5.3%

Five Largest Holdings
(As a percentage of equity holdings)

1.  Petrobras Brasileiro
      (A.D.R.)                      4.43%
2.  Gazprom (A.D.R.)                3.31
3.  Lukoil Holding (A.D.R.)         2.27
4.  Kookmin Bank (A.D.R.)           1.88
5.  Teva Pharmaceutical
      Industries, Ltd.              1.84

The Portfolio is actively managed, and current holdings may be different.

================================================================================
PERFORMANCE UPDATE 6/30/06
================================================================================

Prices and Distributions

                                               6/30/06           12/31/05
Net Asset Value per Share                      $27.54             $28.09

                                Net
Distributions per Share         Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)              Income         Capital Gains     Capital Gains
                                $0.1586        $  -              $2.7694

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Emerging Markets VCT Portfolio at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

  [THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

            Pioneer
        Emerging Markets     MSCI Emerging
         VCT Portfolio       Markets Index
------------------------------------------
10/98        10,000             10,000
             14,120             14,930
6/00         17,323             16,344
             11,777             12,124
6/02         12,194             12,282
             13,062             13,137
6/04         17,019             17,539
             22,451             23,659
6/06         32,057             32,154

The Morgan Stanley Capital International (MSCI) Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                                             16.41%
(10/30/98)
5 Years                                                                   22.17%
1 Year                                                                    42.78%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
================================================================================

In the following interview, Christopher Smart, Pioneer Emerging Market VCT Portfolio's portfolio manager, discusses the factors that influenced performance during the six months ended June 30, 2006.

Q. How did emerging markets equities perform during the Portfolio's semiannual reporting period?

A. The performance of the emerging markets was essentially flat over the full six months, masking a high level of volatility in the asset class. Returns were very strong in the first four months of the period, during which emerging markets stocks remained supported by improving fundamentals and investors' robust appetite for risk. In May and June, however, the investment backdrop shifted rapidly once it became apparent that rising inflation might force the U.S. Federal Reserve to increase interest rates more than had been expected. The possibility of reduced liquidity and a slower U.S. economy prompted many investors to take profits in the emerging markets, leading to a sharp downturn. While this drop may have been unexpected for many investors, a pullback was inevitable given the strong recent performance of the asset class.

Q. How did the Portfolio perform?

A. For the six months ended June 30, 2006, Class I shares rose 9.14% at net asset value. We are pleased to report that the Portfolio outpaced both the 7.33% return of the Morgan Stanley Capital International (MSCI) Emerging Markets Index and the 7.09% average return of the 32 portfolios in Lipper's Emerging Markets Funds category.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What factors helped and hurt performance?

A. From a broader standpoint, we believe a key factor behind the Portfolio's strong relative performance is our disciplined approach to investing. We combine top-down country analysis - which is designed to identify the most attractive markets within the asset class - with bottom-up fundamental research that seeks to find companies that are undervalued relative to their growth prospects.

   In terms of specific contributors to performance during the past six months, the Portfolio's return was helped by its above-benchmark weighting in Brazil, where we benefited from rising consumer spending through holdings in companies such as the supermarket chain Lojas Renner. Also helping performance was the Portfolio's higher weighting in South Africa relative to the benchmark. We have sought to take advantage of two important trends in the country: the growing middle class and rising government spending on infrastructure projects. With respect to the former, we benefited from holdings in Ellerines, a furniture company, and Standard Bank, which has benefited from rapid growth in the demand for loans and savings vehicles.

   The Portfolio's positions in South Korea and Russia also boosted performance. Two Korean stocks were among the Portfolio's leading contributors during the period: the shipbuilding companies Samsung Heavy Industries and Hyundai Heavy Industries. In Russia, rising energy prices boosted shares of the gas giant Gazprom, which has become one of the largest listed companies in the world.

   The Portfolio's holdings in Turkey, which underperformed the broader market by a wide margin, weighed on performance. We remain cautiously optimistic on Turkey, however, since we believe valuations remain reasonable and the country's growth story is intact. The Portfolio also was hurt by below-benchmark weighting in Taiwan, which performed well behind a surprisingly strong rebound in the domestic economy. We did not foresee this recovery taking place as soon as it did and were, therefore, not fully positioned to take advantage of the rally in Taiwanese equities.

Q. What is your broad view regarding the emerging markets?

A. We believe the long-term investment story remains very positive despite the recent downturn. Government finances continue to improve, and corporations are adopting increasingly shareholder-friendly management practices. Additionally, the rate of economic growth in the emerging markets is stronger than that of the industrialized nations - at about 6.5% versus 2.5% - yet valuations are less expensive. It should also be noted that the emerging markets asset class makes up just 7% of the total global stock market capitalization despite having 40% of its gross domestic product and 60% of its population. With these factors forming the investment backdrop, we believe the foundation is in place for continued long-term performance of emerging markets equities.


   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO UPDATE 6/30/06
================================================================================

Portfolio Diversification
(As a percentage of total investment portfolio)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

International Common Stocks                                                94.7%
International Preferred Stocks                                              2.9%
U.S. Common Stocks                                                          2.4%


Geographical Distribution
(As a percentage of equity holdings)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

United Kingdom                                                             34.2%
France                                                                     18.5%
Switzerland                                                                11.6%
Germany                                                                    11.4%
Ireland                                                                     5.6%
Netherlands                                                                 4.1%
Sweden                                                                      4.0%
Spain                                                                       3.1%
Italy                                                                       3.0%
Panama                                                                      2.4%
Norway                                                                      2.1%


Five Largest Holdings
(As a percentage of equity holdings)

1.   BP Amoco Plc                                                          5.43%
2.   Royal Bank of Scotland Group Plc                                      5.18
3.   BNP Paribas SA                                                        4.89
4.   CS Group                                                              4.29
5.   TNT NV                                                                4.14

The Portfolio is actively managed, and current holdings may be different.


================================================================================
PERFORMANCE UPDATE 6/30/06
================================================================================

Prices and Distributions

                                              6/30/06           12/31/05
Net Asset Value per Share                      $12.75            $11.42

                                Net
Distributions per Share         Investment    Short-Term        Long-Term
(1/1/06 - 6/30/06)              Income        Capital Gains     Capital Gains
                                $0.0843       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Europe VCT Portfolio at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

   [THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

            Pioneer
            Europe            MSCI Europe
         VCT Portfolio          Index
------------------------------------------
10/98        10,000             10,000
             10,426             10,748
6/00         13,341             12,405
              8,883              9,750
6/02          8,179              9,028
              7,589              8,594
6/04          9,393             11,120
             10,827             13,056
6/06         13,339             16,364

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                                              3.83%
(10/30/98)
5 Years                                                                    8.47%
1 Year                                                                    23.20%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.


Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
================================================================================

Despite a volatile second quarter as investors reacted to increased concerns over inflation and interest rates, European stocks posted strong positive returns over the first half of 2006, supported by solid company earnings growth, ongoing merger and acquisition activity and an improving economic backdrop. In the discussion below, Andrew Arbuthnott, who is responsible for the day-to-day management of the Europe VCT Portfolio, discusses the factors that influenced the Portfolio's performance over the period.

Q. How did the Portfolio perform?

A. For the six months ended June 30, 2006, Class I shares returned 12.41% at net asset value. In comparison, the Portfolio's benchmark, the Morgan Stanley Capital International (MSCI) Europe Index, posted a return of 13.58% while the 137 International Core funds in the Lipper peer group generated an average return of 8.95%. European equity returns for the period were strong relative to U.S. domestic equity indices. In addition, with Portfolio holdings denominated in euros, returns for the Portfolio and the Index reflect the positive impact for U.S. investors of the U.S. dollar's decline over the period versus the euro.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. Would you review the Portfolio's overall approach?

A. The Portfolio takes a focused approach to investing, holding around 30 stocks that reflect our strongest investment ideas. We believe this focus helps to maximize the benefits of our bottom-up stock selection process while at the same time giving us the ability to construct a diversified, multi-cap portfolio. Despite the Portfolio's relatively high degree of focus, we expect its overall level of volatility to remain broadly comparable to that of its benchmark due to the consistent application of our rigorous investment process. The goal is to invest in those securities with strong upside potential and - critically - limited downside risk.

Q. What positions most influenced the Portfolio's relative performance?

A. Among positive contributors, a position in French supermarket group Carrefour strongly outperformed during the period amid improving sales volumes at its stores. We decided to take profits in this holding late in the second quarter of 2006, reinvesting in other stocks where we believed more upside potential remained. Holdings in the materials sector contributed positively to performance, in particular Lafarge, a French building materials company. Lafarge advanced on the strength of better-than-expected full year results and its management team's restructuring and cost control plans. Other key holdings in the materials sector such as St.Gobain and Rio Tinto also outperformed, with the latter benefiting from exceptional increases in commodity metal prices during the first half of 2006. We saw a strong contribution from our holdings in the automotive sector where positions in Porsche and Continental rose sharply.

   On the negative side of the ledger, Portfolio returns were held back by weakness in the share price of Carnival Corporation, a cruise ship operator, as renewed strength in the price of oil and slower bookings on Caribbean routes eroded the company's profits. We continue to believe that, as the global market leader in the cruise industry, Carnival is well positioned to be a key beneficiary from this area's attractive long-term growth potential, and we used this period of weakness to add to the Portfolio's position. Investments in Repsol YPF, a Spanish oil company, held back performance, as the company unexpectedly lowered its oil reserves in the first quarter. In addition, the Bolivian government's nationalization of oil assets dented investor sentiment toward Repsol YPF in the second quarter, although the financial impact of this move on the company was minimal.

Q. What is your outlook?

A. In our view, European equity market weakness in the second quarter was driven by technical factors, such as investors adjusting their portfolios ahead of potential interest rate rises, rather than deteriorating underlying fundamentals. We believe European equities continue to trade at attractive levels in absolute terms and also look well supported relative to bonds. In general, company fundamentals remain healthy and management teams continue to look to enhance shareholder value through acquisitions, restructuring, and returning excess cash through dividends or share buybacks. While investor sentiment has been improving, we do expect volatility to remain a significant factor in equity markets over the coming months, as uncertainties linger over future inflation and interest rates.


   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. The Portfolio invests in a limited number of securities and, as a result, the Portfolio's performance may be more volatile than the performance of other portfolios holding more securities. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO UPDATE 6/30/06
================================================================================

Portfolio Diversification
(As a percentage of equity holdings)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

International Common Stocks                                                83.4%
Depositary Receipts for International Stocks                               11.1%
Temporary Cash Investment                                                   2.6%
U.S. Common Stocks                                                          2.0%
International Preferred Stocks                                              0.9%

Geographical Distribution
(As a percentage of total investment portfolio)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Japan                                                                      30.2%
France                                                                     11.5%
United Kingdom                                                             11.3%
Switzerland                                                                 7.9%
Germany                                                                     6.6%
Brazil                                                                      4.7%
South Korea                                                                 4.0%
Russia                                                                      3.4%
Australia                                                                   2.4%
Singapore                                                                   2.2%
People's Republic of China                                                  2.0%
Spain                                                                       1.9%
Sweden                                                                      1.8%
United States                                                               1.5%
Turkey                                                                      1.3%
Italy                                                                       1.0%
Austria                                                                     1.0%
Other (individually less than 1%)                                           5.3%


Five Largest Holdings
(As a percentage of equity holdings)

1.      BNP Paribas SA                                                     2.31%
2.      Royal Bank of Scotland Group Plc                                   2.25
3.      Total SA                                                           2.13
4.      CS Group                                                           2.11
5.      Toyota Motor Co.                                                   2.01

The Portfolio is actively managed, and current holdings may be different.


================================================================================
PERFORMANCE UPDATE 6/30/06
================================================================================

Prices and Distributions

                                                6/30/06           12/31/05
Net Asset Value per Share                       $14.73             $13.71

                                Net
Distributions per Share         Investment    Short-Term        Long-Term
(1/1/06 - 6/30/06)              Income        Capital Gains     Capital Gains
                                $0.0713       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer International Value VCT Portfolio at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) All Country World (ex. U.S.) Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

   [THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

           Pioneer              MSCI All Country
        International Value     World (ex. U.S.)
         VCT Portfolio          Index
6/96         10,000                10,000
             11,724                11,414
6/98         10,877                11,572
             10,960                12,675
6/00         13,888                14,969
              9,569                11,406
6/02          8,823                10,474
              8,072                10,035
6/04         10,226                13,297
             11,280                15,551
6/06         14,637                19,967

The Morgan Stanley Capital International (MSCI) All Country World (ex. U.S.) Index measures the performance of developed and emerging market stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

================================================================================
Net Asset Value
================================================================================
10 Years                                                                   3.88%
5 Years                                                                    8.87%
1 Year                                                                    29.76%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.


Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
================================================================================

International stocks rallied considerably during the first half of the Portfolio's fiscal year - despite a retreat this spring, when global inflationary concerns sparked a more cautionary undercurrent and a general flight to quality. Lead portfolio manager Christopher Smart discusses these developments in the following interview.

Q. How did the Portfolio perform during the first half of fiscal 2006?

A. For the six months ended June 30, 2006, Class I shares rose 7.99% at net asset value. Three factors - an emphasis on emerging markets, stock selection in Japan and financial stocks in Europe - contributed to this return. Despite these successes, however, the Portfolio lagged the 9.99% return of the Morgan Stanley Capital International (MSCI) All Country World (ex. U.S.) Index and the 8.95% average return for the 137 International Large-Cap Core funds in its Lipper category for the same period.

   We attribute this relative underperformance in part to the disappointing performance of two stocks in the telecom sector. Wireless provider Vodafone Group and telecommunications provider France Telecom encountered some headwinds during the fiscal year. Vodafone's stock fell in response to the company's announcement in November 2005 that it was facing substantially new competition in Europe. We believe the competition, combined with the difficulties that Vodafone is experiencing with the restructuring of its subsidiary in Japan, will generate much slower growth in the next few years. Consequently, we sold the entire position. Investments in France Telecom also fell during the year, but we believe the company's prospects are more attractive longer term and retained the stock in the Portfolio.

   Spanish oil giant Repsol also detracted from performance, as it was forced to reduce the estimated size of its oil reserves in Argentina and Bolivia.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. The Portfolio's exposure to key emerging markets helped performance. Could you mention some of those holdings?

A. Certainly. The Portfolio's positions in South Korea and Russia were strong contributors to performance. We remain positive on the Korean market, based on our confidence in the continued health of both the consumer and export sectors. Two Korean shipbuilding companies stood out during the period - Daewoo Heavy Industries & Machinery and Hyundai Heavy Industries, which are benefiting from trade and globalization trends. In Russia, rising energy prices boosted shares of Lukoil and the natural gas giant Gazprom, which has become one of the largest listed companies in the world.

Q. Europe is experiencing new signs of growth. Are the Portfolio's European investments benefiting?

A. With the exception of the telecommunications sector, holdings across Europe fared well - particularly in the financial services sector. Societe Generale is focused on lowering costs to improve its profit margins. In addition, this diversified bank is expanding financial services businesses outside of France to increase its market share. Credit Suisse, which is domiciled in Switzerland, has initiated substantial internal restructuring and cost reductions that may contribute to its future profitability and growth prospects.

Q. Are you concerned that the market's reversal this spring could be signaling a shift in investor sentiment, or do you see it a temporary correction?

A. We do not anticipate a wholesale shift in investor sentiment at this time. High oil and commodity prices are understandably causing concerns for investors, but global growth remains solid and is supported by strong economic numbers. The correction appears to reflect a general reduction in risk appetite rather than a response to specific fundamental deterioration.

   As long as global inflationary pressures remain tame, we are upbeat about growth prospects worldwide. In Japan, domestic forces, including rising wages and climbing property values, are driving the recovery there. Europe may face some headwinds if the Central Bank tightens significantly, but consumers appear optimistic. New signs of growth in Germany suggest that the rest of the continent may see economic improvement. And in emerging markets, increasing prosperity and rising consumer demand are driving economic growth. We'll be keeping a sharp eye on valuations to ensure that stock prices remain reasonable relative to earnings prospects, but we still believe that the long-term outlook for international markets remains bright.


   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO UPDATE 6/30/06
================================================================================

Portfolio Diversification
(As a percentage of equity holdings)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         81.6%
Temporary Cash Investment                                                  14.3%
Exchange Traded Fund                                                        0.7%
Preferred Stocks                                                            0.4%
International Common Stocks                                                 3.0%


Sector Distribution
(As a percentage of total investment portfolio)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Financials                                                                 24.8%
Information Technology                                                     20.4%
Industrials                                                                17.1%
Energy                                                                     10.2%
Health Care                                                                 9.0%
Consumer Discretionary                                                      7.3%
Consumer Staples                                                            3.8%
Materials                                                                   3.1%
Utilities                                                                   2.6%
Telecommunication Services                                                  1.7%


Five Largest Holdings
(As a percentage of equity holdings)

1.      Insight Enterprises, Inc.                                          1.93%
2.      Apollo Investment Corp.                                            1.92
3.      Assured Guaranty, Ltd.                                             1.84
4.      Pacer International, Inc.                                          1.69
5.      Alaska Communications Systems Group, Inc.                          1.67

The Portfolio is actively managed, and current holdings may be different.


================================================================================
PERFORMANCE UPDATE 6/30/06
================================================================================

Prices and Distributions

                                              6/30/06           12/31/05
Net Asset Value per Share                     $16.51             $16.19

                                Net
Distributions per Share         Investment    Short-Term        Long-Term
(1/1/06 - 6/30/06)              Income        Capital Gains     Capital Gains
                                $0.0213       $0.1027           $0.4162

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Small Cap Value VCT Portfolio at net asset value, compared to that of the Russell 2000 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

   [THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

            Pioneer                  Russell
         Small Cap Value              2000
         VCT Portfolio                Index
-----------------------------------------------
11/01        10,000                  10,000
             11,061                  10,118
             10,078                   9,952
6/04         13,133                  13,273
             14,858                  14,526
6/06         17,159                  16,644

The Russell 2000 Index measures the performance of U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

================================================================================
Net Asset Value
================================================================================
Life-of-Class                                                             13.01%
(11/8/01)
1 Year                                                                    15.49%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
================================================================================

In the following discussion, portfolio managers David Adams and John McPherson review the economic background and describe some of the decisions that contributed to the performance of Pioneer Small Cap Value VCT Portfolio over the six months ended June 30, 2006.

Q. How did the Portfolio perform over this period?

A. For the six months ended June 30, 2006, Class I shares of the Portfolio returned 5.43% at net asset value. These results were behind the 8.21% return on the Russell 2000 Index, the Fund's benchmark. The Portfolio's 39 Lipper Small-Cap Value peers returned 8.09% over the six months.

   The first four months of the year were characterized by strong performance from the lower-quality, more speculative names that comprise the Russell 2000 Index. Our more conservative style leads us to invest in higher-quality issues with strong fundamentals and this focus contributed to the Portfolio's underperformance versus the benchmark.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. Please describe the investment background over the past year and how it affected small-cap stocks.

A. An extended surge in the nation's growth rate fueled strong equity markets through most of the period. But the economy's strength also raised fears of inflation, dampening hopes for an end to the Federal Reserve Board's long campaign of interest rate hikes. Burdensome energy costs and geopolitical tensions centering on Iran, combined with rising interest rates and soaring commodity prices, cut the rally short, setting off a sharp downtrend beginning in mid-May.

Q. Which of your investment decisions had the most favorable impact on results?


A. Although we were slightly underweight among health-care issues, successful stock selection enabled us to outperform the benchmark comfortably in this sector. In the consumer discretionary sector, our slightly underweight stance also aided results. The Portfolio outperformed among industrials as well, the Russell 2000 Index's best- performing sector.

   Only three of the Portfolio's industry sectors showed declines over the past six months; any underperformance was relative to the benchmark sector. For example, information technology was slightly down, lagging benchmark returns. Energy showed net positive results, but still trailed the benchmark as the result of selling which trimmed gains in several issues that had been rising for several quarters. We have been pruning energy holdings as valuations bumped into the upper parameters set by our value-based approach. We are still overweight in this volatile sector, but by a smaller margin than in the last few years.

   Aspen Technology, the Portfolio's strongest contributor during the period, moved higher as new management aggressively put the corporate house in order. Aspen's design and process management software is widely used in the petrochemical and refining industries. Internal issues at Aspen had left customers wary of committing to new products, but a revamped infrastructure and other changes have begun to boost sales.

   Flowserve, which fabricates high-tolerance valves and pipes for the harsh conditions found in refineries, also contributed. Initiatives by new management to address financial and operational issues coincided with growth in Flowserve's markets, including new petrochemical facilities in China and elsewhere. Sharply higher metals prices, the result of the global boom in commodities, drove up shares of Carpenter Technology, a leading metals processor. We sold a large portion of the Portfolio's position to lock in profits. We also took profits in Piper Jaffray, a regional brokerage firm that recently bounced back after a period of disappointment. Amerigroup, an HMO focused on Medicaid patients, rebounded sharply after a sell-off last fall, thanks to improved earnings expectations.

Q. Which of your choices held back results?

A. North Sea supply boat operator Gulfmark Offshore disappointed during this period following an extended upward run. Demand for Gulfmark's boats is strong and the North Sea drilling outlook remains favorable over the longer term. However, the energy group was the target of profit-takers amid concerns about slackening global energy demand.

   We have been bullish on natural gas price trends in North America for some time. That thesis aided Portfolio returns considerably over the past three years, but hurt results this year as the relatively mild winter caused demand to weaken and prices to slide. In particular, Southwestern Energy, Swift Energy and Forest Oil, all long-time holdings, started to drop in February as a result of the weakening pricing environment. However, we believe that, over time, supply/demand imbalances will cause gas prices to rebound, which we think may benefit the Portfolio's holdings.


A Word About Risk:

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06                              (continued)
================================================================================

   Casualty insurer Quanta Capital Holdings fell when ratings service AM Best withdrew its favorable rating, curtailing Quanta's ability to write new business. We are awaiting an announcement from the company regarding its strategy for the eventual "run-off" of the company's book of business. Run-off is an industry term used to describe when a company lets its existing book of insurance contracts lapse without writing new contracts.

   Avid Technology, a leader in the digitization of film and other media, slumped amid difficulties integrating Pinnacle Software, its first consumer acquisition, into the company. Until acquiring Pinnacle, Avid had worked exclusively in professional markets. Based on recent reports from the company, we are retaining our holdings. Symmetricom is the leading provider of precision atomic clocks used to send voice and data on telecom networks as well as in defense and space applications. Shares declined when what we believe to be a short-term cutback in government business diluted the benefit of increased sales to telecom companies.

Q. What is your outlook for the economy and how have you positioned the Portfolio?

A. We believe stocks in general should hold up well over the next several months, although returns are likely to be subdued and volatile. Underlying business fundamentals remain strong, and we believe the economy, though perhaps moderating in its growth rate, is healthy. The imponderables are macroeconomic forces that include geopolitical tensions, higher inflation driven by energy costs, and rising interest rates. As always, we remain disciplined and sensitive to valuations, both in terms of current holdings and possible new commitments.


   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO UPDATE 6/30/06
================================================================================

Portfolio Diversification
(As a percentage of equity holdings)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         94.7%
Temporary Cash Investment                                                   4.5%
Depositary Receipts for International Stocks                                0.8%


Sector Distribution
(As a percentage of total investment portfolio)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Financials                                                                 23.9%
Information Technology                                                     12.4%
Consumer Discretionary                                                     12.0%
Utilities                                                                  10.3%
Industrials                                                                10.2%
Materials                                                                   9.3%
Consumer Staples                                                            9.2%
Health Care                                                                 7.4%
Energy                                                                      5.1%
Telecommunication Services                                                  0.2%


Five Largest Holdings
(As a percentage of equity holdings)

1.      Safeway, Inc.                                                      2.54%
2.      Xerox Corp.                                                        2.39
3.      CIGNA Corp.                                                        2.33
4.      W.W. Grainger, Inc.                                                2.29
5.      NCR Corp.                                                          2.24

The Portfolio is actively managed, and current holdings may be different.


================================================================================
PERFORMANCE UPDATE 6/30/06
================================================================================

Prices and Distributions

                                              6/30/06           12/31/05
Net Asset Value per Share                      $18.26            $25.00

                                Net
Distributions per Share         Investment    Short-Term        Long-Term
(1/1/06 - 6/30/06)              Income        Capital Gains     Capital Gains
                                $0.2648       $1.8961           $4.7000

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Mid Cap Value VCT Portfolio at net asset value, compared to that of the Russell Midcap Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

   [THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

            Pioneer             Russell
         Mid Cap Value       Midcap Value
         VCT Portfolio          Index
------------------------------------------
6/96         10,000             10,000
             11,489             12,797
6/98         13,475             16,092
             13,908             16,997
6/00         13,757             15,653
             17,218             19,398
6/02         16,657             19,771
             17,026             19,645
6/04         22,514             25,698
             26,345             31,299
6/06         27,570             35,760

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

================================================================================
Net Asset Value
================================================================================
10 Years                                                                  10.67%
5 Years                                                                    9.87%
1 Year                                                                     4.65%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.


Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
================================================================================

The domestic stock market produced generally modest, but positive, returns over the first six months of 2006. A vibrant rally in the early months faded in May, as investors grew concerned about the direction of the nation's monetary policy. Worries intensified when Ben Bernanke, the new chairman of the Federal Reserve Board, appeared to hint that the central bank might raise short-term interest rates more than had been anticipated. This raised concerns among many investors that the Fed could move too aggressively in fighting inflation and controlling growth. As a consequence, stock prices fell hard beginning in May and continued to slump through most of June. In the following discussion, Rod Wright, leader of the team that manages Pioneer Mid Cap Value VCT Portfolio, provides an update on the Portfolio, his investment strategies and the economic environment during the six months.

Q. How did the Portfolio perform?

A. The Portfolio had disappointing results. Class I shares had a total return of 1.18%, at net asset value, over the six months ended June 30, 2006. During that time, the Standard & Poor's 500 Index, which broadly reflects the overall market, returned 2.71%, while the benchmark Russell Midcap Value Index rose 7.02%. The Portfolio's 62 Mid-Cap Value Lipper peers returned 3.81% over the same six months.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What were the principal factors influencing performance?

A. The Portfolio's underperformance relative to the market benchmarks was related to several factors. Our emphasis on higher-quality companies with strong fundamentals did not help in a period when lower-quality value stocks tended to do well. We generally avoid lower-quality companies that are asset-intensive, have low operating profit margins and whose businesses are highly cyclical. In particular, our underweighting of real estate investments trusts (REITs), utility stocks, and steel and mining companies held back results when in fact these types of stocks performed relatively well.

   Performance also was held back by some underperforming holdings. These included Expedia, the on-line travel service, which changed its business model as it made heavy investments in system upgrades, and Boston Scientific, the producer of cardiac devices whose stock fell because of concerns that it was paying too much in acquiring Guidant, another cardiac device corporation. We have liquidated the position in Expedia, but have retained the investment in Boston Scientific because of the company's longer-term prospects.

Q. What were some of the investments that contributed positively to performance during the six months?

A. Our investment in Tellabs had a major positive influence on results. This long-term holding had been an earlier disappointment, but its stock appreciated sharply during the six months on the expectations that the communications industry would be making significant new capital expenditures. We sold the position on strength, taking profits. Deere, the manufacturer of farm and heavy construction equipment, was another significant performer, as rising commodity prices encouraged farmers to invest in new equipment. Two energy holdings also did particularly well:
   Weatherford International, which provides oil field services to exploration and production companies; and Questar, a gas utility that also is involved in gas and oil exploration and production. Another holding that performed well was H.J. Heinz, the well-known food company.

Q. What is your investment outlook?

A. While we are encouraged about the health of the general economy, we are more cautious about the stock market. Leading economic indicators, including rising interest rates and high energy costs, indicate that some slowing in the rate of economic growth may occur. In this environment, we will maintain our focus on company-by-company stock selection, emphasizing fundamental research. We intend to continue to invest in high-quality companies with strong balance sheets and high profitability.


   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


A Word About Risk:

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO UPDATE 6/30/06
================================================================================

Portfolio Diversification
(As a percentage of equity holdings)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         89.3%
Depositary Receipts for International Stocks                                5.9%
Temporary Cash Investment                                                   4.8%


Sector Distribution
(As a percentage of total investment portfolio)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Information Technology                                                     30.5%
Health Care                                                                23.4%
Industrials                                                                11.9%
Consumer Discretionary                                                     11.8%
Consumer Staples                                                           10.5%
Financials                                                                  5.4%
Utilities                                                                   2.8%
Energy                                                                      1.9%
Materials                                                                   1.8%


Five Largest Holdings
(As a percentage of equity holdings)

1.      Microsoft Corp.                                                    5.22%
2.      Cisco Systems, Inc.                                                4.16
3.      Altria Group, Inc.                                                 4.10
4.      Amgen, Inc.                                                        4.00
5.      Boston Scientific Corp.                                            4.00

The Portfolio is actively managed, and current holdings may be different.

================================================================================
PERFORMANCE UPDATE 6/30/06
================================================================================

Prices and Distributions

                                              6/30/06           12/31/05
Net Asset Value per Share                      $13.00            $13.39

                                Net
Distributions per Share         Investment    Short-Term        Long-Term
(1/1/06 - 6/30/06)              Income        Capital Gains     Capital Gains
                                $0.0272       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Growth Shares VCT Portfolio at net asset value, compared to that of the Russell 1000 Growth Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

   [THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

            Pioneer             Russell 1000
         Growth Shares             Growth
         VCT Portfolio             Index
----------------------------------------------
10/97        10,000                10,000
             12,574                12,690
             14,970                16,150
6/00         14,576                20,294
             12,281                12,953
6/02          8,155                 9,522
              8,083                 9,802
6/04          8,883                11,554
              9,359                11,749
6/06          9,638                12,467

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

================================================================================
Net Asset Value
================================================================================
Life-of-Class                                                             -0.42%
(10/31/97)
5 Years                                                                   -4.73%
1 Year                                                                     2.98%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
================================================================================

The domestic stock market produced modest returns over the first half of 2006. The stock market began the year with a strong rally, but the bull market faded in May and June as investors focused more on the possibility that rising interest rates might stall the economy. As they have done in the two previous years, value stocks tended to outperform growth, and highly cyclical companies, including those with exposures to commodities, outperformed traditional growth companies. In the following interview, Christopher M. Galizio and Stephen A. Balter, co-managers of Growth Shares VCT Portfolio, discuss the markets and the factors that influenced performance over the six months.

Q. How did the Fund perform during the six months ended June 30, 2006?

A. Pioneer Growth Shares VCT Portfolio, Class I, had a total return of -2.71% for the six months, at net asset value. During the same period, the Russell 1000 Growth Index produced a total return of -0.93%, while the average return of the 199 funds in Lipper's Large-Cap Growth variable annuity fund category was -2.44%.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What were your principal strategies, and how did they influence performance?


A. The Portfolio was positioned to benefit from a growth environment, with an emphasis on those companies, including health care companies and information technology corporations, that were likely beneficiaries of long-term trends. While, we thought - and we continue to believe - that the best investment values can be found in those areas, the emphasis hurt results during the six months, when cyclical companies in sectors such as materials and industrials tended to lead the market.

   We have favored health care because of the opportunities created as the large baby boomer generation ages and requires more health care services and products, including medical devices as well as pharmaceuticals. These companies have underperformed recently, however, and have begun to offer very attractive prices. We favored information technology corporations because of the growth of the Internet and demand for more complex files, including video, which generates more demand for hardware, such as switches, routers and other devices. Companies such as Cisco Systems and F5 Networks are potential beneficiaries of this multi-year trend.

   As we increased the exposure to those areas, we reduced positions in energy and materials, both of which looked very expensive. However, these decisions did not help results for the six months, as energy and materials continued to gain, while health care and information technology continued to underperform.

Q. What were some of the individual investments that most affected results for the six months?

A. Two of the most significant detractors were health care companies, Boston Scientific and Teva Pharmaceuticals. Each declined for a company-specific reason. Boston Scientific, a leading producer of devices used in cardiac therapies, won a bidding war against Johnson & Johnson and acquired another cardiac device company, Guidant. Investors generally believed Boston Scientific overpaid for Guidant. We tend to agree with that opinion, but we think that the combination of Boston Scientific and Guidant will be a powerful company with excellent prospects over the longer term.

   Several holdings had positive impacts on results. One was TXU, the Texas-based utility, which lowered its costs by placing greater emphasis on coal-fired plants at the same time it received favorable regulatory rulings regarding rate structures. Cisco Systems contributed as its routers remained in strong demand from Internet activity, while pharmacy chain CVS successfully integrated two acquisitions into its operations and exceeded earnings expectations.

Q. What is your investment outlook?

A. At the midpoint of 2006, the financial markets are encountering a number of challenges that are worsened by rising geopolitical tensions. The economy appears to be slowing, primarily as a result of hikes in interest rates, but also because of rising energy and commodity prices. In this environment, stock prices are likely to move unevenly, and individual stock selection will be important in influencing results.


   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

================================================================================
Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO UPDATE 6/30/06

Portfolio Diversification
(As a percentage of equity holdings)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         84.1%
Temporary Cash Investment                                                  15.9%


Sector Distribution
(As a percentage of total investment portfolio)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Office                                                                     20.0%
Apartment                                                                  19.5%
Regional Mall                                                              13.3%
Industrial                                                                 13.2%
Shopping Center                                                            12.8%
Hotel                                                                       8.9%
Self Storage                                                                4.9%
Diversified                                                                 4.6%
Triple-Net Lease                                                            1.4%
Health Care                                                                 1.1%
Manufactured Homes                                                          0.3%


Five Largest Holdings
(As a percentage of equity holdings)

1.      Simon DeBartolo Group, Inc.                                        7.24%
2.      Boston Properties, Inc.                                            5.49
3.      ProLogis Trust                                                     5.29
4.      AvalonBay Communities, Inc.                                        4.88
5.      Equity Residential Property Trust                                  4.78

The Portfolio is actively managed, and current holdings may be different.


================================================================================
PERFORMANCE UPDATE 6/30/06
================================================================================

Prices and Distributions

                                              6/30/06           12/31/05
Net Asset Value per Share                     $28.06             $26.13

                                Net
Distributions per Share         Investment    Short-Term        Long-Term
(1/1/06 - 6/30/06)              Income        Capital Gains     Capital Gains
                                $0.3800       $  -              $1.4942

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Real Estate Shares VCT Portfolio at net asset value, compared to that of the Wilshire Real Estate Securities Index. Portfolio returns are based on net asset value and do not reflect applicable insurance fees and surrender charges.

   [THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

             Pioneer              Wilshire Real
         Real Estate Shares     Estate Securities
           VCT Portfolio             Index
-------------------------------------------------
6/96         10,000                  10,000
             13,702                  13,355
6/98         14,698                  14,223
             13,328                  13,244
6/00         13,947                  13,834
             16,679                  17,231
6/02         19,096                  19,603
             19,546                  20,182
6/04         25,195                  26,073
             34,027                  35,100
6/06         42,100                  42,769

The Wilshire Real Estate Securities Index is a market-capitalization weighted measure of the performance of real estate investment trusts (equity and hybrid) and real estate operating companies. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

================================================================================
Net Asset Value
================================================================================
10 Years                                                                  15.46%
5 Years                                                                   20.34%
1 Year                                                                    23.72%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
================================================================================

Real estate investments enjoyed strong performance during the six months ended June 30, 2006 - the first half of the Portfolio's fiscal year. Investments in the apartment and office sectors proved particularly rewarding, as portfolio manager Matthew Troxell of AEW Capital management, L.P., the Portfolio's Sub-Advisor, explains in the following interview.

Q. How well did the Portfolio perform during the six months ended June 30, 2006?

A. The Portfolio posted strong performance, both on an absolute basis and relative to its benchmark and peer group. For the first half of fiscal 2006, Class I shares generated a return of 14.83% at net asset value. In comparison, the Wilshire Real Estate Securities Index returned 14.08% for the same six-month period. The average return for the 52 real estate funds in the Portfolio's Lipper category was 13.19%. We think effective stock selection and the Portfolio's greater-than-benchmark weighting in the apartment sector contributed to these results.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What is contributing to the rally in the apartment sector?

A. The sector's outlook has improved, as many of the negative factors that had overshadowed this group of stocks and depressed investor demand have dissipated. With the return of higher interest rates, renting has become a more attractive option relative to buying a home. In addition, property values appear to have leveled off or even declined in some markets - thereby discouraging potential homebuyers who might have been drawn to the rising equity value offered by owning a home.

   On the other hand, the growth in supply of apartments has remained in check, in part due to the escalating cost of new construction. Also, during the last few years, many apartments were converted into condominiums to meet the high demand for home ownership, reducing the supply of apartments in the face of today's rising demand in some markets. This is benefiting the bottom line of the apartment real estate investment trust (REIT) operators, since landlords are better able to maintain full occupancy. With stronger demand, landlords have greater pricing power and are able to push through rent increases.

   Investments in Camden Properties outperformed dramatically for the six months ended June 30. We have a high level of confidence in the management team at this REIT, which is embracing technological innovations to improve efficiency and maximize revenue. The company also owns high-quality properties, which they manage very effectively in our opinion.

Q. Did office REITs also experience a resurgence?

A. Yes, and for similar reasons, albeit with somewhat of a lag to the multifamily sector. With the U.S. economy prospering and job growth expanding, demand for office space is increasing occupancy as existing tenants expand their businesses or new tenants arrive. The increased demand has allowed landlords to raise rents. Highwoods Properties rose dramatically in the final weeks of the reporting period in response to an unsolicited offer for the company at a value substantially higher than the trading price. While the offer was rejected by the board, we think it corroborated the inherent value that we'd seen in the stock for some time.

   One of the Portfolio's holdings, Equity Office Properties, also was a stronger performer for the semiannual period. However, we'd limited the Portfolio's exposure to this REIT, because we had concerns about the ability of the company to participate in the nascent office recovery. Our decision was a drawback, however, since it performed well.

Q. Is the mall sector still benefiting from the economic recovery?

A. Yes, but to a lesser degree than apartment or office REITs, because regional malls and shopping centers have enjoyed strong outperformance relative to other property types for some time. Two holdings produced contrasting results and contributed to weaker, albeit positive, results during the reporting period. Mills Corp. turned in disappointing performance, because of questions surrounding the company's financial reporting and a proposed large-scale project in New Jersey. In contrast, Taubman Centers delivered strong performance, and its considerable weighting in the Portfolio magnified this result.

Q. What is your outlook for balance of the fiscal year?

A. We think that the fundamentals across most property types should continue to improve for the foreseeable future - although to varying degrees since their respective lease terms make them respond differently to the economic recovery. Our research-driven investment approach will be critical to determining which companies offer the most attractive value and are in the best position to capitalize on the positive fundamentals within their industries.


  Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


A Word About Risk:

The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO UPDATE 6/30/06
================================================================================

Portfolio Diversification
(As a percentage of equity holdings)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         92.7%
Depositary Receipts for International Stocks                                3.7%
Temporary Cash Investment                                                   2.2%
International Common Stocks                                                 1.4%


Sector Distribution
(As a percentage of total investment portfolio)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Financials                                                                 18.4%
Industrials                                                                14.1%
Consumer Discretionary                                                     13.0%
Information Technology                                                     12.8%
Health Care                                                                12.5%
Consumer Staples                                                           10.7%
Energy                                                                      7.9%
Materials                                                                   5.2%
Telecommunication Services                                                  4.4%
Utilities                                                                   1.0%


Five Largest Holdings
(As a percentage of equity holdings)

1.      Norfolk Southern Corp.                                             2.41%
2.      Chevron Corp.                                                      2.27
3.      McGraw-Hill Co., Inc.                                              1.93
4.      Wells Fargo & Co.                                                  1.92
5.      T. Rowe Price Associates, Inc.                                     1.92

The Portfolio is actively managed, and current holdings may be different.


================================================================================
PERFORMANCE UPDATE 6/30/06
================================================================================

Prices and Distributions

                                              6/30/06           12/31/05
Net Asset Value per Share                     $22.50             $21.55


                                Net
Distributions per Share         Investment    Short-Term        Long-Term
(1/1/06 - 6/30/06)              Income        Capital Gains     Capital Gains
                                $0.1500       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Fund VCT Portfolio at net asset value, compared to that of the Standard & Poor's (S&P) 500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

   [THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

                 Pioneer
                   Fund                S&P 500
               VCT Portfolio            Index
10/97             10,000               10,000
                  11,964               12,528
                  14,728               15,378
6/00              16,018               16,493
                  14,760               14,049
6/02              12,688               11,523
                  12,067               11,552
6/04              14,220               13,758
                  15,399               14,627
6/06              17,303               15,889


The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

================================================================================
Net Asset Value
================================================================================
Life-of-Class                                                              6.53%
(10/31/97)
5 Years                                                                    3.23%
1 Year                                                                    12.36%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
================================================================================

In the following discussion, portfolio manager John Carey discusses the performance of Pioneer Fund VCT Portfolio, as well as the investment environment over the six-month period ended June 30, 2006.

Q. Please discuss the stock market of the last six months and the investment results of Pioneer Fund VCT Portfolio.

A. Stocks showed modest gains in the first half of 2006. For the six months ended June 30, 2006, Pioneer Fund VCT Portfolio achieved a total return of 5.11% at net asset value, versus 2.71% for the Standard & Poor's 500, our benchmark index. The Portfolio's 222 Lipper Large-Cap Core peers returned 1.25% over the same period. Gains across the board had been significantly greater through the first week of May, but an ensuing correction pared them back.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   As we write, the market remains shaky. In our 2005 annual management discussion, we stated that our outlook on 2006 was cautious, and that view has been borne out by events. Despite good earnings reports from companies and strong economic data, investors appear to be focusing on what comes next. A common expectation is that the combination of higher interest rates, record-high oil prices, and a slowing housing market will restrain consumer spending, which in turn will lead, eventually, to reduced industrial production and capital spending. Adding to the worries are the troubling international events in the Middle East, the Far East, Latin America, and Africa. Without enumerating all of the risks in the present world situation, suffice it to say that together they weigh heavily on near-term economic and market forecasts.

   Only a year ago, investors appeared almost oblivious to risk as they bid up the prices of low-quality debt issues and emerging-markets stocks to levels that seemed not to factor in risk at all. Now the pendulum is swinging the other way, as investors seek safety and stability. It should be noted, however, that there is no altogether "safe haven" in the capital markets. Even U.S. Treasuries fluctuate in market price with changes in interest rates, and even the bluest of the blue chip companies will occasionally have their earnings shortfalls.

Q. Which stocks contributed to the outperformance of Pioneer Fund VCT Portfolio during the period? Were there also some weak spots in the Portfolio?

A. Our outperformance can be largely explained by our good stock selection in a number of key market sectors: industrials, information technology, materials, financials, consumer staples, telecommunications services, and health care. Detracting from performance were stock selections in consumer discretionary and energy. Our largest positive contributors were: Inco and Rio Tinto in materials; Norfolk Southern, Deere, Caterpillar, and PACCAR in industrials; BellSouth in telecommunications services; and Canon in information technology. Both Inco and BellSouth were recipients of take-over bids. Among detractors, our long-term holding John Wiley & Sons was caught in the general downward move of media stocks; Barr Pharmaceuticals, St. Jude Medical, and Biomet each had some particular ailments, though none that appeared terminal; and Target fell in sympathy with other large retailers at a time of investor concern about consumer spending. As usual, there were also some poor performers in the S&P 500 that we managed to avoid, and some strong performers that we likewise missed. On the whole, however, it was a good period for us with respect to our investment positioning.

Q. What changes did you make in the Portfolio over the past two quarters?

A. We did a bit of spring cleaning in the portfolio, liquidating twelve holdings and adding only three. We took advantage of the ebullient market for metals and mining stocks to realize gains in BHP Billiton, Newmont Mining, and Allegheny Technologies. We sold Keyspan after the company received a premium take-over bid from an English company. Our other sales reflected either our disappointment with the progress being made by the company or our judgment that we had more attractive alternatives. Those sales included PPG Industries, MeadWestvaco, Gap, Home Depot, Stryker, Ameriprise Financial, ACE, and Axis Capital Holdings.

   New entries were Lockheed Martin, Zimmer Holdings, and MetLife. Lockheed Martin is a leading aerospace and defense manufacturer. The company has made impressive progress in improving its profit margins, and it has a good order book looking out into next year and potentially beyond. Zimmer Holdings is a leader in orthopedic implants, namely artificial hips and knees. The implant industry has been under a cloud due to government investigations of sales practices, but we concluded that the price of Zimmer stock took that into account and that growth prospects for the company were otherwise attractive. MetLife, finally, is a large life and group-health insurer. Its recent acquisition of Travelers Life and Annuity greatly expanded its international business, bringing longer-term opportunities to enhance profit growth.


A Word About Risk:

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


Q. What is your outlook for the remainder of the year?

A. Looking ahead, we can see a slower economy and less robust corporate earnings. As always, there are those who say "it's different this time" and that there is no reason why the economy should not continue growing steadily. However, the business cycle takes an inexorable course, and downturns are actually essential in keeping the economy growing in the long term. During downturns, the good businesses are separated from the bad, the sound loans from the unsound, and the strong managements from the weak. Downturns also renew the investor base by providing opportunities to get solid value at discounted prices. People who had not wanted to step in and buy when prices were high will often buy aggressively when prices fall. We are not, mind you, predicting any particular starting point for the coming downturn, and there could still be some strength in the market before it happens. But we are thinking that it is already time to be positioning oneself appropriately, in stocks of resilient, well managed, and financially solid companies. Of course, those are characteristics we always emphasize in our stock selection, but now we shall be putting double weight on them. Thank you as ever for your support.


   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO UPDATE 6/30/06
================================================================================

Portfolio Diversification
(As a percentage of equity holdings)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                                         93.3%
Temporary Cash Investment                                                   6.2%
Convertible Preferred Stocks                                                0.5%


Sector Distribution
(As a percentage of total investment portfolio)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Financials                                                                 27.9%
Utilities                                                                  15.9%
Industrials                                                                 9.9%
Consumer Staples                                                            9.7%
Telecommunication Services                                                  9.5%
Consumer Discretionary                                                      8.8%
Health Care                                                                 7.0%
Energy                                                                      5.9%
Materials                                                                   4.5%
Information Technology                                                      0.9%


Five Largest Holdings
(As a percentage of equity holdings)

1.       PACCAR, Inc.                                                      3.43%
2.       Washington Mutual, Inc.                                           3.09
3.       T. Rowe Price Associates, Inc.                                    2.87
4.       Questar Corp.                                                     2.76
5.       Merck & Co., Inc.                                                 2.57

The Portfolio is actively managed, and current holdings may be different.


================================================================================
PERFORMANCE UPDATE 6/30/06
================================================================================

Prices and Distributions

                                              6/30/06           12/31/05
Net Asset Value per Share                      $22.41            $21.25


                                Net
Distributions per Share         Investment    Short-Term        Long-Term
(1/1/06 - 6/30/06)              Income        Capital Gains     Capital Gains
                                $0.2800       $  -              $0.3749

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Equity Income VCT Portfolio at net asset value, compared to that of the Russell 1000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

   [THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

            Pioneer             Russell 1000
         Equity Income              Value
         VCT Portfolio              Index
6/96         10,000                10,000
             13,095                13,319
6/98         16,796                17,159
             19,570                19,967
6/00         18,382                18,187
             20,322                20,066
6/02         18,615                18,270
             17,929                18,083
6/04         21,126                21,905
             24,117                24,985
6/06         27,161                28,007

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

================================================================================
Net Asset Value
================================================================================
10 Years                                                                  10.51%
5 Years                                                                    5.97%
1 Year                                                                    12.62%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
================================================================================

In the following discussion, portfolio manager John Carey discusses the performance of Pioneer Equity Income VCT Portfolio, as well as the investment environment over the six-month period ended June 30, 2006.

Q. How did the Portfolio perform relative to its benchmark, the Russell 1000 Value Index?

A. Pioneer Equity Income VCT Portfolio recorded a total return of 8.62% at net asset value for the six months ended June 30, 2006. By comparison, the Russell 1000 Value Index, an unmanaged index of stocks, rose 6.56%. The average return for the 59 portfolios in the Lipper Equity Income variable-account category was 5.23%.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   While the stock market was positive for the first half as a whole, it began showing signs of stress in the second half of May and continues to be shaky as we write this letter. Investor concerns about inflation and interest rates, high oil and other commodity prices, the slowdown in housing, and the unsettled international situation, particularly in the Middle East, have started to weigh heavily on the market. For the moment, corporate earnings remain strong, but investors are apparently worrying about what may lie ahead if the economy stalls.

Q. What were the reasons for the outperformance of the portfolio versus its benchmark?

A. The portfolio benefited from good stock selection in a number of sectors, principally financials, health care, industrials, and consumer staples. Individual stocks that contributed importantly to performance were PACCAR, BellSouth, Campbell Soup, Whitney Holding, H. J. Heinz, Roanoke Electric Steel, and Gorman-Rupp. BellSouth and Roanoke Electric Steel both received premium take-over bids. H. J. Heinz attracted the attention of some aggressive private investors intent on getting more value from the company. Whitney Holding, a bank based in New Orleans, continued its post-Katrina hurricane recovery. PACCAR, Campbell Soup, and Gorman-Rupp all showed strong business results.

   On the negative side, our underweight in the strong energy sector and weak stock selection in consumer discretionary hurt results. We had scaled back our energy exposure due to our view that oil and natural-gas prices would moderate. That has certainly been the case with natural gas, which has come down considerably in price, but it has not been true of oil, which continues to sell at near record prices. With respect to consumer discretionary, we had three stocks that underperformed. Cedar Fair sold off following its acquisition of another large amusement-park operator and the anticipation of near-term dilution of earnings. We are retaining our position, however, because we think that the acquisition will ultimately work out well for the company. McGraw-Hill was soft because of a legislative push in Washington, D.C., to facilitate more competition in the credit-rating industry, where McGraw-Hill's highly profitable Standard & Poor's is a leader. Finally, Tupperware traded down due to a disappointing first quarter, marked by higher expenses.

Q. Did you make changes to the portfolio during the past six months? If so, please describe.

A. We were busy in the first half, adding seven positions and selling fourteen. We are excluding from those totals our receipt of shares in Lincoln
   National in exchange for our shares of Jefferson Pilot following the merger of those two life insurance companies. The seven new names were: Mine
   Safety Appliances, expert in industrial safety equipment including respiratory gear; Kellogg, leading breakfast cereal maker; J. M. Smucker, successful producer of jams and jellies, toppings and peanut butter;
   Regions Financial, Alabama-based retail and commercial bank; Liberty Property Trust, a real-estate investment trust (REIT) specializing in suburban office and industrial properties; and AGL Resources and Duke Energy, utilities operating generally in the southern part of the United States. All of the additions are dividend-paying companies with valuations we found attractive.

   Among liquidations from the portfolio, we sold Keyspan after it accepted a premium-priced take-over bid from an English firm. We also sold Roanoke Electric Steel in the wake of its acceptance of a take-over bid. Likewise, Albertson's. We took advantage of the strong investor interest in materials and other cyclical stocks to realize substantial percentage gains on Vulcan Materials, Nucor, and Burlington Northern. We took big gains as well on our sales of Becton Dickinson and Johnson & Johnson. Other sales were of companies with which we were fundamentally less confident or which seemed less compelling than other stocks in the portfolio. Those sales included PPG Industries, MeadWestvaco, Coca Cola, Comerica, Citigroup, and Sara Lee.


A Word About Risk:

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06                              (continued)
================================================================================

Q. What is your outlook for the remainder of the year?

A. Looking ahead, we anticipate a slower economy and less robust corporate earnings. As always, there are those who say "it's different this time" and that there is no reason why the economy should not continue growing steadily. However, the business cycle takes an inexorable course, and downturns are actually essential in keeping the economy growing in the long term. During downturns, the good businesses are separated from the bad, the sound loans from the unsound, and the strong managements from the weak. Downturns also renew the investor base by providing opportunities to get solid value at discounted prices. People who had not wanted to step in and buy when prices were high will often buy aggressively when prices fall. We are not, mind you, predicting any particular starting point for the coming downturn, and there could still be some strength in the market before it happens. But we are thinking that it is already time to be positioning oneself appropriately, in stocks of resilient, well managed, and financially solid companies. Of course, those are characteristics we always emphasize in our stock selection, but now we shall be putting double weight on them. Thank you as ever for your support.


  Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO UPDATE 6/30/06
================================================================================

Portfolio Diversification
(As a percentage of long-term holdings)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Common Stocks                                               60.7%
U.S. Government Agency Obligations                               23.6%
U.S. Corporate Bonds                                             10.1%
Temporary Cash Investment                                         2.6%
Depositary Receipts for International Stocks                      1.2%
Collateralized Mortgage Obligations                               1.0%
Asset Backed Securities                                           0.8%

Sector Distribution
(As a percentage of total investment portfolio)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

Government Obligations                                           24.5%
Financials                                                       14.5%
Information Technology                                           12.0%
Consumer Staples                                                 11.2%
Health Care                                                       9.1%
Consumer Discretionary                                            8.6%
Industrials                                                       7.7%
Energy                                                            5.8%
Materials                                                         5.0%
Telecommunication Services                                        1.1%
Utilities                                                         0.5%

Five Largest Holdings
(As a percentage of long-term holdings)

 1.       Berkshire Hathaway, Inc.
          (Class B)                     3.60%
 2.       PepsiCo, Inc.                 3.34
 3.       CVS Corp.                     3.30
 4.       First Data Corp.              3.29
 5.       Microsoft Corp.               3.10

The Portfolio is actively managed, and current holdings may be different.


================================================================================
PERFORMANCE UPDATE 6/30/06
================================================================================

Prices and Distributions

                                6/30/06       12/31/05
Net Asset Value per Share     $ 14.59       $ 14.71


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)          Income         Capital Gains     Capital Gains
                            $ 0.1400       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Balanced VCT Portfolio at net asset value, compared to that of the Standard & Poor's (S&P) 500 Index and the Lehman Brothers Aggregate Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

   [THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

           Pioneer                                 Lehman Brothers
           Balanced               S&P 500          Aggregate Bond
         VCT Portfolio             Index               Index
6/96         10,000               10,000               10,000
             11,966               13,468               10,815
6/98         13,605               17,532               11,955
             13,508               21,520               12,331
6/00         13,829               23,081               12,894
             14,297               19,660               14,342
6/02         12,922               16,126               15,579
             13,593               16,165               17,200
6/04         14,822               19,253               17,255
             15,249               20,469               18,428
6/06         15,880               22,234               18,280

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

================================================================================
Net Asset Value
================================================================================
10 Years                                                                   4.73%
5 Years                                                                    2.12%
1 Year                                                                     4.14%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
================================================================================

The economy grew at a healthy pace during the first six months of 2006, although some early signs emerged to indicate the rate of economic growth might be slowing. Stocks generally delivered modest returns over the six months, despite slumping in May and June on worries that the Federal Reserve might raise interest rates further than had been anticipated and hold back economic growth. Small- and mid-cap stocks continued to outperform large-caps, and benchmarks for value stocks recorded higher gains than growth stock indexes. In the fixed income market, interest rates across the yield curve - among securities of all maturities - rose, and bond prices generally declined. Shorter-duration strategies tended to produce better returns than long-duration strategies, especially in high-grade securities. High-yield, below-investment grade bonds outperformed higher-quality securities early in the year, but slumped along with stocks in the final two months. In the following interview, Timothy Mulrenan, who is responsible for the equity portfolio of Pioneer Balanced VCT Portfolio, and Richard Schlanger, who is responsible for the Portfolio's fixed-income management, discuss the factors that influenced the Portfolio's performance over the six months ending June 30, 2006.

Q. How did the Portfolio perform during the first half of 2006?

A. Class I shares of Pioneer Balanced VCT Portfolio had a total return of 0.13% at net asset value, during the six months ending June 30, 2006. Over the same time period, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index returned 2.71% and -0.72%, respectively. During the same six months, the average return of 114 funds in Lipper's Mixed-Asset Target Allocation Growth Variable Annuity category was 2.14%.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What were the Portfolio's principal investment strategies during the six months?

A. We maintained a slight overweighting in equities, which comprised about 63% of assets on June 30, 2006, compared to a typical allocation of 60%. Within the equity portfolio, we maintained our focus on large-cap, consistent growth companies. This emphasis, however, did not help performance as value stocks and small-company stocks outperformed the stable growth companies that we believed offered the most attractive relative values.

   We made no major sector changes among our equity investments, although we modestly reduced our overweight in energy companies. While we still are impressed by the long-term prospects for the energy sector, we thought near-term growth may begin to slow. We were overweighted in consumer staples and, to a lesser extent, in information technology and health care. We were underweighted in financials, especially banks, because of the vulnerability of their earnings margins as the difference between interest rates of short-term and long-term securities flattens. Moreover, we believe some banks may need to add to their reserves against loan losses.

   We added to our information technology positions when we invested in Corning, a leader in producing flat-screen panels for televisions and computer monitors. In media, we sold shares of CBS because of concerns that growth in traditional media would slow. At the same time, we invested in cable company Comcast. We also reduced our position in the U.K.-based Vodafone, a major telecommunications service provider, because of our concerns about competitive pressure in Europe.

   We made no significant changes in our fixed income strategy during the six months, although duration - or sensitivity to interest rate changes - increased somewhat, partly because of the natural lengthening of duration in mortgage securities as mortgage prepayment rates declined. The portfolio's duration was 4.88 years on June 30, 2006. We invested opportunistically, buying bonds of Sevan Marine, a Norwegian oil field services company, partly because we favored the prospects of the Norwegian currency, the krone. We also invested in collateralized mortgage obligations. As we did this, we sold bonds of Bausch & Lomb, the eye products company, and of Sunsage, a Korean auto parts company. We also slightly upgraded the overall credit quality of the portfolio. On June 30, average credit quality was AA- with 69.6% of fixed income assets invested in AAA or the equivalent, while just 9.7% of fixed income assets were invested in high-yield corporates.


A Word About Risk:

When interest rates rise, the prices of fixed income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-Backed securities are also subject to pre-payments. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


Q. What types of equity investments most influenced performance?

A. Among our stock positions, pharmacy chain CVS was a particularly strong performer. The company's sales and profit growth exceeded expectations as the company continued to execute its strategy of buying underperforming assets and increasing their profitability. Cable company Comcast, in which we invested when its stock price was low, succeeded in taking more market share of household expenditures by offering television, Internet and telephone service.

   Several information technology investments also helped, including Cisco, Hewlett-Packard and First Data, all of which gained while other tech stocks were declining. The Portfolio's performance was helped because we had very limited exposure to the poor-performing semiconductor industry.

   Several health-care investments held back results, including biotechnology leader Amgen and generic pharmaceutical manufacturer Teva. Investors were concerned about a patent dispute over rights to an anemia drug in which Amgen is involved, while Teva declined after reporting disappointing earnings. We have retained both positions. Also detracting from performance was Wrigley, which lowered its earnings forecasts because of investments in new marketing initiatives. We also continue to hold the position in Wrigley, which has a very attractive franchise.

Q. What types of fixed income investments most influenced performance?

A. Our relatively short maturity helped in a rising interest rate environment, as did the quality emphasis. In addition, our overweights in mortgage securities helped support results during the period.

   Holding back results were our positions in some long-duration assets, which were vulnerable to price losses as long-term interest rates rose. We had no major credit problems.

Q. What is your investment outlook?

A. We anticipate that economic growth will slow in the coming months. The U.S. Federal Reserve Board probably is near the end of its cycle of interest-rate hikes, but other major central banks may continue to raise rates. One consequence could be a further weakening of the U.S. dollar versus other currencies. One positive for fixed income markets is that there still is a lot of liquidity in world markets, which should guard against any dramatic increase in long-term interest rates. Returns of between 5% and 51/2% are still very attractive to foreign investors.

   We expect continued volatility in the domestic equity market over the next several months against a backdrop of a slowing economy, high energy prices, high interest rates and the current slowdown in residential real estate. As a consequence, we believe investors' expectations for corporate profit growth probably needs to be softened. Offsetting these negative influences, however, is the widespread expectation that the Federal Reserve will stop raising interest rates soon. In addition, stock price increases over the past two years have not kept pace with increases in profits. As a consequence, current stock prices, as reflected in price/earnings ratios, are reasonable and may provide some downside protection in a volatile environment. The stock market over the past two years has not distinguished between cyclical profits and consistent profits. As a result, we believe that higher-quality growth stocks of companies with good earnings, high returns on equity and high reinvestment rates should perform well. We believe that these companies are trading at valuations that we do not believe reflect their potential.


   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer High Yield VCT Portfolio
================================================================================
PORTFOLIO UPDATE 6/30/06
================================================================================

Portfolio Diversification
(As a percentage of total investment in securities)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Corporate Bonds                                                       73.3%
U.S. Common Stocks                                                         14.1%
Convertible Corporate Bonds                                                 7.2%
Convertible Preferred Stocks                                                2.0%
U.S. Preferred Stocks                                                       1.8%
Temporary Cash Investment                                                   1.6%


Maturity Distribution
(As a percentage of total investment in securities)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

0-1 years                                                                   1.8%
1-3 years                                                                  16.5%
3-4 years                                                                  20.4%
4-6 years                                                                  49.8%
6-8 years                                                                   8.1%
8+ years                                                                    3.4%


Five Largest Holdings
(As a percentage of long-term holdings)

1.      Mueller Industries, Inc.,
           6.0%, 11/1/14                                                   4.20%
2.       DRS Technologies, Inc.,
           6.875%, 11/1/13                                                 3.70
3.      Wesco Distribution, Inc.,
           7.5%, 10/15/17 (144A)                                           3.37
4.      Forest City Enterprises,
           7.625%, 6/1/15                                                  3.33
5.      Allegheny Energy Supply,
           7.8%, 3/15/11                                                   3.29

The Portfolio is actively managed, and current holdings may be different.

================================================================================
PERFORMANCE UPDATE 6/30/06
================================================================================

Prices and Distributions

                                              6/30/06           12/31/05
Net Asset Value per Share                     $10.58             $10.88

                                Net
Distributions per Share         Investment    Short-Term        Long-Term
(1/1/06 - 6/30/06)              Income        Capital Gains     Capital Gains
                                $0.3111       $0.0731           $0.0801

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer High Yield VCT Portfolio at net asset value, compared to that of Merrill Lynch
(ML) High Yield Master II Index and of the ML Index of Convertible Bonds (Speculative Quality). Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

   [THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

            Pioneer             ML High Yield           ML Convertible Bonds
          High Yield              Master II             (Speculative Quality)
         VCT Portfolio             Index                       Index
5/00         10,000                10,000                      10,000
             10,692                10,193                      10,511
             11,854                10,099                       8,075
6/02         12,499                 9,658                       7,378
             14,804                11,803                       9,201
6/04         16,254                13,006                      11,096
             17,393                14,387                      11,243
6/06         18,131                15,064                      12,329

Index comparisons begin on 4/30/00. The ML High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. The ML Index of Convertible Bonds (speculative quality) is a commonly accepted measure of the performance of speculative grade convertible bond securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

================================================================================
Net Asset Value
================================================================================
Life-of-Class                                                              9.78%
(5/1/00)
5 Years                                                                    8.87%
1 Year                                                                     4.24%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.


Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
================================================================================

During the six months ended June 30, 2006, sustained economic growth helped high-yield bonds provide positive returns driven by healthy interest income. Below, Portfolio Manager Margaret Patel describes the high-yield market and explains why the Portfolio underperformed its benchmark.

Q. How did the Portfolio perform?

A. During the six months ended June 30, 2006, the Portfolio's Class I shares had a total return based on net asset value of 1.52%. By comparison, the Merrill Lynch High Yield Master II Index returned 3.07%, and the average return for the 103 Lipper Variable Annuity High Current Yield Funds was 2.39%.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What factors drove the high-yield market during the past six months?

A. Positive economic fundamentals and low default rates helped high-yield bonds post generally positive returns during the period, driven largely by coupon income. However, these returns were muted due to price declines, as yields moved higher in reaction to rising Treasury rates. (Bond prices and yields move in opposite directions.) Treasury yields increased because the Federal Reserve Board continued its program of gradually withdrawing liquidity from the marketplace through a steady program of short-term interest rate hikes. Overall, two areas of the high-yield market outperformed: lower-quality CCC-rated issues and bonds in the automotive sector.

Q. Why did the Portfolio lag the Merrill Lynch High Yield Master II Index?

A. Because of our credit-quality positioning. We continued to emphasize the higher-quality segments of the high-yield market, because we felt that the extra yield offered by lower-quality bonds did not adequately compensate the Portfolio for the greater level of risk of potential future bankruptcies or erosion in credit quality inherent in lower-quality issues. During the period, lower-quality CCC-rated bonds significantly outperformed higher-quality securities, leading to our underperformance. Our decision generally to avoid the automotive sector also held back relative returns, as bonds from this group offered strong relative performance.

Q. Which investments performed best during the period? Which disappointed?

A. One of the Portfolio's top performers was a company that was acquired, leading to the substantial appreciation of its price. Hotel real estate investment trust (REIT) MeriStar Hospitality was bought by private equity firm The Blackstone Group, with our holdings of the company's common stock purchased at a premium. The convertible bonds of Coeur D'Alene Mines rose due to gains in silver prices.

   On the down side, the common stock of PDL BioPharma declined due to lower-than-expected royalty revenues from its leading products. Convertible securities issued by Lyondell, listed in the Portfolio's holdings as Millennium Chemical, depreciated along with the underlying stock price because of concerns about slowing end demand, softer prices, and the negative impact of a lead paint suit. Advertising agency Interpublic Group declined as investors became impatient with the pace of the company's reorganization as well as slow growth in its advertising businesses. Finally, Canadian paper and forest products manufacturer Abitibi Consolidated fell because the strength of the Canadian dollar increased its costs and due to concerns about declining demand for newsprint.

Q. What is your outlook?

A. We expect the fundamentals of the U.S. economy to remain strong, with growth in U.S. gross domestic product near its long-term trend rate of about 3% per year. We also anticipate that default rates should remain low (compared to historical averages) because of the strong economy and ample liquidity in the markets, which has made access to capital to even the most marginal of borrowers rather easy. In terms of the Portfolio, we feel it is best to maintain a relatively high credit quality, as lower-rated securities historically have proved more vulnerable during economic slowdowns. We also have moved some assets into equities to gain exposure to a wider range of industries and because, in some cases, they offer greater capital appreciation potential than bonds, whose prices would decline should rates continue to rise.


   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


A Word About Risk:

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO UPDATE 6/30/06
================================================================================

Portfolio Diversification
(As a percentage of total investment portfolio)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Government Securities                                                 49.9%
U.S. Corporate Bonds                                                       36.6%
Foreign Government Bonds                                                    6.3%
Asset Backed Securities                                                     3.5%
Temporary Cash Investment                                                   1.6%
Municipal Bonds                                                             1.2%
Collateralized Mortgage Obligations                                         0.6%
Convertible Corporate Bonds                                                 0.3%

Maturity Distribution
(As a percentage of total investment portfolio)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

0-1 year                                                                    5.1%
1-3 years                                                                  12.5%
3-4 years                                                                  13.9%
4-6 years                                                                  43.5%
6-8 years                                                                  14.9%
8+ years                                                                   10.1%



Five Largest Holdings
(As a percentage of long-term holdings)

1.      U.S. Treasury Bonds,
           5.25%, 11/15/28                                                 3.75%
2.      U.S. Treasury Strip,
           0.0%, 11/15/13                                                  2.22
3.      U.S. Treasury Inflation
           Protected Security,
           3.5%, 1/15/11                                                   2.09
4.      U.S. Treasury Notes,
           5.0%, 2/15/11                                                   2.01
5.      U.S. Treasury Inflation
           Protected Security,
           1.875%, 7/15/15                                                 1.98

The Portfolio is actively managed, and current holdings may be different.


--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06

Prices and Distributions

                                              6/30/06           12/31/05
Net Asset Value per Share                     $10.52             $10.76

                                Net
Distributions per Share         Investment    Short-Term        Long-Term
(1/1/06 - 6/30/06)              Income        Capital Gains     Capital Gains
                                $0.3117       $0.0270           $0.0254

================================================================================
Performance of a $10,000 Investment
================================================================================

The following chart shows the change in value of an investment made in Pioneer Strategic Income VCT Portfolio at net asset value, compared to that of the Lehman Brothers U.S. Universal Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

   [THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

             Pioneer
         Strategic Income         Lehman U.S.
          VCT Portfolio          Universal Index
7/99         10,000                 10,000
             10,180                 10,520
             10,913                 11,652
6/02         11,780                 12,551
             14,225                 13,995
6/04         15,152                 14,137
             16,929                 15,186
6/06         17,306                 15,146


Index comparison begins July 31, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded from the Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

================================================================================
Net Asset Value
================================================================================
Life-of-Class                                                              8.24%
(7/29/99)
5 Years                                                                    9.66%
1 Year                                                                     2.22%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
================================================================================

Against a backdrop of strong economic growth throughout the globe, inflation concerns grew steadily during the first six months of 2006. With dramatic increases in commodity prices - most notably in energy prices - fears built that inflationary pressures would start to spread throughout the general economy. Given these concerns, the U.S. Federal Reserve Board continued to raise short-term interest rates to relieve inflationary pressures and control economic growth. The Fed raised its Fed funds rate four successive times over the six months, from 4.25% to 5.25%. As the Fed acted, rates across the yield curve - among securities of all maturities - also rose, and bond prices generally declined. While lower-rated bonds tended to outperform early in the period, worries grew in the final two months that the Fed might become too aggressive and stall the global economic resurgence. As a result, lower-quality, higher-yielding bonds - most notably emerging market debt - suffered price declines in the final two months of the period. In the following interview, Kenneth J. Taubes discusses the factors that influenced Pioneer Strategic Income VCT Portfolio's performance during the six months ended June 30, 2006. Mr. Taubes, Director of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Portfolio.

Q. How did the Portfolio perform during the six months ended June 30, 2006?

A. Pioneer Strategic Income VCT Portfolio, Class I shares, had a total return of 1.16% for the six months at net asset value. During the same six months, the benchmark Lehman Brothers U.S. Universal Index fell by 0.46%. The average return of the 52 portfolios in the Lipper General Bond variable annuity fund category was 0.09%. The Portfolio also continued to deliver a competitive yield. On June 30, 2006, the Portfolio's 30-day SEC yield was 4.98%.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What was the investment environment during the six-months?

A. The global fixed-income markets operated in a challenging environment during the first six months of the year. Among the primary factors influencing investors were the persistent actions of the U.S. Federal Reserve Board and other central banks to control economic growth and rein in inflationary pressures by raising short-term interest rates. Early in the period, the healthy economic and corporate profit growth resulted in continued good performance by lower-rated bonds, including emerging market debt and domestic high-yield bonds. The U.S. Treasury market was relatively stable. That environment abruptly changed in the second quarter of this year, when investors grew increasingly risk averse because of concerns that the Fed and other central banks might raise rates too far and cause an economic slowdown. After the Federal Reserve raised the Fed funds rate to 5.00% on May 10 (the rate subsequently would be raised again, to 5.25% in late
   June), Treasury securities declined as longer-term interest rates rose.
   High yield bonds and commodities-exposed emerging market debt performed worse, as investors sought to lower their risk profiles. In this environment, the U.S. dollar lost value against most major currencies.

Q. What were your principal strategies during the period, and how did they influence performance?

A. Throughout the six months, we upgraded overall credit quality. Relative to competitive funds, we were significantly underweighted in emerging market debt over the entire period. While this deemphasis initially detracted from results early in 2006, it was a significant help as the period progressed. As domestic high-yield bonds rallied in the first quarter, we sold into strength, reducing our high-yield exposure. Taking profits in high yield holdings also proved helpful as volatility increased in the second quarter and high-yield bonds slumped. Average credit quality of the Portfolio was a solid A on June 30, 2006, up from A- six months earlier and from BBB 12 months earlier. On June 30, 2006, 55% of the Portfolio's assets were invested in U.S. Treasury and government agency securities, while 19% were invested in U.S. high yield bonds and just 13.6% were invested in emerging market debt.

   As interest rates rose, we gradually increased the Portfolio's duration - or sensitivity to interest changes - to take advantage of the improving values in longer-maturity securities. Within our Treasury holdings, we had a greater-than-benchmark weighting in Treasury Inflation Protected Securities
   (TIPS) for most of the period. Those securities, which tend to do well in rising-interest rate environments, outperformed straight Treasuries and contributed to performance results. The Portfolio's effective duration on June 30, 2006, was 5.07 years, compared to 4.72 years six months earlier.

   The Portfolio also had an above-usual foreign currency exposure, at 11.4% of assets on June 30, which helped results as the U.S. dollar lost relative value. The euro, Norwegian krone and Swedish krona all gained more than 5% against the dollar, while the Canadian dollar and the Japanese yen also were strong.


A Word About Risk:

When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The securities issued by U.S. Government sponsored entities (i.e., FNMA, Freddie
Mac) are neither guaranteed nor issued by the U.S. Government. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-Backed securities are also subject to pre-payments. Investments in high yield or lower-rated securities are subject to greater-than-average risk. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06                              (continued)
================================================================================

Q. What individual investments had the greatest impact on results?

A. Several high-yield issuers bought back their bonds - or tendered their debt
   - resulting in profits for the Portfolio. These issues included Stone Energy, an oil and gas exploration company that was acquired; Resolution Performance, a chemical company; J. Ray McDermott, an oil field services firm; and Indo Coal, an Indonesian corporation that was acquired.

   Among high-yield investments that detracted from results were bonds of two forest product companies, Ainsworth Lumber and Abitibi-Consolidated, a global paper products company. Securities issued by Bowater, a newsprint producer, also held back results, as did our positions in two Kazakh banks.

Q. What is your investment outlook?

A. By the midpoint of 2006, we have modestly increased duration - or interest-rate sensitivity - to an essentially neutral position relative to the Portfolio's benchmark. We anticipate increasing duration in the second half of the year when we have seen clear signs that the Federal Reserve Board has been successful in slowing the pace of economic growth and moderating inflationary pressures. By late June, we had only seen persuasive evidence of slowing in the housing sector. We anticipate keeping the Portfolio's credit quality relatively high, as we believe the Fed's actions have limited the potential for price appreciation in lower-rated, high-yield bonds. Among investment-grade securities, we prefer mortgage securities to corporate bonds, which offer little yield advantage for their added credit risk.

   In this environment, we believe it makes sense to position the Portfolio conservatively while being well diversified to take advantage of opportunities throughout the fixed-income markets.


   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO UPDATE 6/30/06
================================================================================

Portfolio Diversification
(As a percentage of total investment portfolio)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

U.S. Government Agency Obligations                                         97.7%
Collateralized Mortgage Obligations                                         1.7%
U.S. Corporate Bonds                                                        0.6%


Maturity Distribution
(As a percentage of total investment portfolio)

   [THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

0-1 year                                                                    2.6%
1-3 years                                                                  10.7%
3-4 years                                                                  33.5%
4-6 years                                                                  30.0%
6-8 years                                                                  13.8%
8+ years                                                                    9.4%


Five Largest Holdings
(As a percentage of long-term holdings)

1.       U.S. Treasury Inflation
           Protected Security,
           3.375%, 1/15/12                                                 7.91%
2.       U.S. Treasury Notes,
           6.25%, 8/15/23                                                  5.68
3.       U.S. Treasury Bond,
           5.125%, 5/15/16                                                 4.64
4.       U.S. Treasury Notes,
           6.5%, 2/15/10                                                   3.54
5.       U.S. Treasury Notes,
           6.375%, 8/15/27                                                 3.28

The Portfolio is actively managed, and current holdings may be different.

================================================================================
PERFORMANCE UPDATE 6/30/06
================================================================================

Prices and Distributions

                                              6/30/06           12/31/05
Net Asset Value per Share                      $9.51              $9.84

                                Net
Distributions per Share         Investment    Short-Term        Long-Term
(1/1/06 - 6/30/06)              Income        Capital Gains     Capital Gains
                                $0.2290       $  -              $  -

================================================================================
Performance of a $10,000 Investment
================================================================================

The following chart shows the change in value of an investment made in Pioneer America Income VCT Portfolio at net asset value, compared to that of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index and of Lehman Brothers Government Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

   [THE FOLLOWING DATA WAS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

            Pioneer             Lehman Brothers             Lehman Brothers
         America Income         Government Bond         Fixed-Rate Mortgage-Backed
         VCT Portfolio               Index                       Index
6/96         10,000                 10,000                      10,000
             10,607                 10,740                      10,910
6/98         11,597                 11,948                      11,884
             11,839                 12,312                      12,360
6/00         12,331                 12,929                      12,982
             13,570                 14,264                      14,447
6/02         14,696                 15,521                      15,744
             15,850                 17,281                      16,645
6/04         15,860                 17,047                      17,016
             16,694                 18,180                      18,060
6/06         16,535                 17,968                      18,131

The Lehman Brothers Government Bond Index measures the performance of the U.S. government bond market. The Lehman Brothers Fixed-Rate Mortgage- Backed Index measures the performance of the government and mortgage securities markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

================================================================================
Net Asset Value
================================================================================
10 Years                                                                   5.16%
5 Years                                                                    4.03%
1 Year                                                                    -0.95%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
================================================================================

During a period of solid economic growth and steadily rising interest rates, yields on Treasury securities rose, and shareholders in Pioneer America Income Trust VCT Portfolio earned a relatively high level of income during the first half of 2006. In the interview below, Richard Schlanger, a member of Pioneer's fixed-income team, discusses the factors that affected the fixed-income market and the Trust over the semiannual period.

Q. How did the Trust perform during the period?

A. For the six months ended June 30, 2006, Class I shares of Pioneer America Income Trust VCT Portfolio produced a total return of -1.03% at net asset value. For the same period, the Trust underperformed its benchmark, the Lehman Brothers Government Bond Index, which returned -0.89%, and the Lehman Brothers Fixed-Rate Mortgage-Backed Index which returned -0.06%. The Trust surpassed the average -1.25% return generated by the 65 funds in the U.S. Government Underlying Funds category of Lipper Inc., an independent monitor of mutual fund performance. At the end of the period, the Trust's 30-day SEC yield was 4.38%. The Trust had 227 issues, and the average credit quality of the Portfolio was AAA.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What was the investment environment like during the six months?

A. In a period of relatively strong economic growth and higher prices for commodities, concerns about the prospect of accelerating inflation dominated the fixed-income markets. At the Federal Reserve, Ben Bernanke became chairman in early February. When Mr. Bernanke took office, the Federal funds target rate was 4.50%. In the first five months of his chairmanship, the Federal funds rate rose to 5.25%, with the latest increase occurring on June 29. (The Federal funds rate is the rate banks charge for overnight loans. Since June 2004, the Federal Reserve has raised interest rates 17 times, taking the Federal funds rate from a 40-year low of 1% to the current 5.25%.) In the most recent six-month period, yields across the maturity spectrum moved higher in a parallel fashion.

Q. How did you manage the Trust in this environment?

A. As higher interest rates boosted mortgage rates, we became concerned about the duration (sensitivity to interest-rate changes) of our mortgage holdings because as interest rates go up, mortgage duration tends to lengthen when refinancing and prepayment activity slows. To limit this drift in duration, we trimmed our mortgage position from 55% to about 52% of net assets. Instead, we chose to concentrate on longer-term Treasury securities. We thought that if the Federal Reserve went too far in raising rates, economic growth would slow, and the central bank would have to reverse course and begin lowering rates. If this were to occur, we believed the Treasury market would rally, and longer-term Treasuries would outperform their short-term counterparts. As conditions warranted, we opportunistically added to or sold holdings in Treasury Inflation Protected Securities (TIPS). TIPS are securities whose principal is tied to the consumer price index. When inflation accelerates, the principal on TIPS increases in value. At the end of the six-month period, 52.1% of the Portfolio was in mortgage pass-through securities issued by the Government National Mortgage Association (Ginnie Mae); 46.4% was in Treasury Issues, TIPS and agency securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie
   Mac), the Federal Home Loan Bank, and the Federal Farm Credit Bank.

Q. What contributed to performance?

A. The shorter-duration assets aided returns as interest rates went up. Returns on longer-term, fixed-rate Treasuries were negative; however, our positions in TIPS and agency securities contributed to performance. Mortgage holdings also did well, with mortgages issued by Fannie Mae and Freddie Mac outperforming those issued by Ginnie Mae.

Q. What detracted from performance?

A. Because the Federal Reserve was determined to fight inflation by raising interest rates, long-duration assets vastly underperformed short-duration assets. As a result, the Portfolio's longer-duration assets were the biggest detractor from performance. For the six months, five-year and 10-year Treasuries returned -1.35% and -3.90%, respectively. We view the underperformance of longer-duration assets as a relatively short-term event, because we believe that once the Federal Reserve stops raising interest rates, securities with longer durations have the potential to outperform.


A Word About Risk:

When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Portfolio will generally rise. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed--income securities. Mortgage-backed securities are also subject to pre-payments. Government guarantees apply to the underlying securities only and not to the prices and yields of the Portfolio. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


Q. What is your outlook?

A. We believe that rising interest rates and oil prices have begun to affect the mortgage market and consumer spending. We have seen a shift away from adjustable-rate mortgages to fixed-rate mortgages and a decline in refinance activity as mortgage rates have risen. If these trends continue, economic growth is likely to slow, and the Federal Reserve may take a breather from raising interest rates. The Portfolio is positioned to take advantage of this type of environment. Should rates stabilize or decline, we believe the Portfolio's intermediate-term and longer-term holdings could outperform.


   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
================================================================================
PORTFOLIO AND PERFORMANCE UPDATE 6/30/06
================================================================================

Short-term interest rates continued to rise throughout the first six months of 2006 as the U.S. Federal Reserve Board hiked the key Fed Funds rate four successive times in an effort to reduce inflationary pressures produced by solid economic growth. As a consequence, the yields of money market and short-term fixed income assets rose through the half year, leading to higher yields for money market investors. Pioneer Money Market Portfolio primarily invests in high-quality money market instruments issued by the U.S. government, corporations, and national and international banks. All issues have the highest ratings from the two nationally recognized ratings organizations: A1 by Standard & Poor's Investors Services and P1 by Moody's Investor Services. (Ratings apply to underlying securities, not Portfolio shares.)

In the following discussion, Seth Roman reviews the investment environment and the strategies that affected Pioneer Money Market VCT Portfolio over the six months ended June 30, 2006. Mr. Roman is a member of Pioneer's Fixed Income Group, which is responsible for the daily management of the Portfolio.

Q. How did the Portfolio perform?

A. Class I shares of Pioneer Money Market VCT Portfolio had a total return of 2.05%, at net asset value, for the six months ended June 30, 2006. During the same half-year, the average return of the 110 funds in Lipper's Variable Annuity Money Market Fund category was also 2.05%. The Portfolio's net asset value remained stable at $1.00 throughout the 12 months.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What were your principal strategies and how did they affect Portfolio performance for the six months?

A. The Federal Reserve Board's actions in hiking the Fed Funds rate from 4.25% to 5.25% in four successive actions over the six months had an immediate impact on yields of short-term investments. Given the Fed's actions, and the fact that there was very little incremental yield available by extending maturity, we kept the average maturity of the Portfolio's holdings within the 30-to-35 day range. This enabled the Portfolio quickly to capture the higher yields as they became available with each rate hike.

   To keep the Portfolio's overall duration short, we focused primarily on investing in securities with maturities of 60 to 90 days. With the effect of the natural roll-down as older holdings reached their maturity dates, the overall average maturity of Portfolio investments remained in the targeted 30-to-35 day range. The short maturity also enabled the Portfolio to provide shareholders with a high degree of liquidity.

Q. What is your investment outlook?

A. While the national economy remains fairly firm, markets expect that the Federal Reserve will end its tightening cycle quite soon. We believe that any future Fed action will continue to be "data dependent" and will focus on upcoming economic and inflation reports. Thus, we will seek opportunities that position the portfolio to take advantage of any upward moves in short-term yields. These include longer-term securities with better than projected return profiles. As always, we intend to invest only in very high-quality securities.


Prices and Distributions

                                              6/30/06           12/31/05
Net Asset Value per Share                      $1.00             $1.00

                                Net
Distributions per Share         Investment    Short-Term        Long-Term
(1/1/06 - 6/30/06)              Income        Capital Gains     Capital Gains
                                $0.020        $  -              $  -


A Word About Risk:
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Portfolio shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

================================================================================
Net Asset Value
================================================================================
10 Years                                                                   3.39%
5 Years                                                                    1.62%
1 Year                                                                     3.57%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.
Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
================================================================================


      Shares                                                            Value
                  PREFERRED STOCKS - 3.2%
                  Materials - 0.6%
                  Steel - 0.6%
      15,990      Cia Vale Do Rio Doce*                           $   325,724
                                                                  -----------
                  Total Materials                                 $   325,724
                                                                  -----------
                  Media - 0.9%
                  Broadcasting & Cable TV - 0.9%
     893,700      Net Servicos de Comunicacao SA*                 $   482,992
                                                                  -----------
                  Total Media                                     $   482,992
                                                                  -----------
                  Banks - 1.1%
                  Diversified Banks - 1.1%
      21,330      Banco Itau Holding Financeira                   $   621,702
                                                                  -----------
                  Total Banks                                     $   621,702
                                                                  -----------
                  Telecommunication Services - 0.6%
                  Integrated Telecommunication Services - 0.6%
      27,701      Tele Norte Leste Participacoes (A.D.R.)(a)      $   353,188
                                                                  -----------
                  Total Telecommunication Services                $   353,188
                                                                  -----------
                  TOTAL PREFERRED STOCKS
                  (Cost $1,119,971)                               $ 1,783,606
                                                                  -----------
                  COMMON STOCKS - 96.3%
                  Energy - 20.7%
                  Integrated Oil & Gas - 16.6%
     755,600      China Petroleum & Chemical                      $   432,779
      44,100      Gazprom (A.D.R.)*                                 1,859,918
      15,300      Lukoil Holding (A.D.R.)                           1,278,315
       2,900      Mol Magyar Olaj*                                    298,519
      31,200      Petrobras Brasileiro (A.D.R.)                     2,491,008
     710,400      PetroChina Co., Ltd.                                766,170
      45,000      PTT Public Co., Ltd.*                               266,789
      14,600      Repsol SA (A.D.R.)                                  409,676
      23,600      Sasol, Ltd. (A.D.R.)*                               911,904
       9,100      Surgutneftegaz (A.D.R.)*(a)                         664,300
                                                                  -----------
                                                                  $ 9,379,378
                                                                  -----------
                  Oil & Gas Equipment & Services - 1.1%
      15,200      TelecomAsia Corp. Public Co., Ltd.*             $   615,448
                                                                  -----------
                  Oil & Gas Exploration & Production - 1.2%
     852,700      Cnooc, Ltd.*                                    $   684,496
      26,600      Reliance Natural Resources, Ltd.*                    11,499
                                                                  -----------
                                                                  $   695,995
                                                                  -----------
                  Oil & Gas Refining & Marketing - 1.8%
      26,000      Polski Koncern Naftowy Orlen SA                 $   432,319
      12,300      Reliance Industries, Ltd. (144A)*                   570,720
                                                                  -----------
                                                                  $ 1,003,039
                                                                  -----------
                  Total Energy                                    $11,693,860
                                                                  -----------

      Shares                                                            Value
                  Materials - 11.4%
                  Construction Materials - 1.9%
       2,460      Asia Cement Co., Ltd.*                          $    96,071
     884,900      PT Indocement Tunggal Prakarsa Tbk*                 400,662
      91,400      Siam Cement Co., Ltd.                               553,775
                                                                  -----------
                                                                  $ 1,050,508
                                                                  -----------
                  Diversified Metals & Mining - 2.7%
     833,900      Aneka Tambang Tbk*                              $   417,730
       8,400      Freeport-McMoRan Copper & Gold, Inc.
                  (Class B)(a)                                        465,444
       5,100      Norilsk Nickel*                                     663,000
                                                                  -----------
                                                                  $ 1,546,174
                                                                  -----------
                  Gold - 2.9%
      13,500      Anglogold Ashanti, Ltd. (A.D.R.) (a)            $   649,620
      50,200      IAMGOLD Corp.*                                      446,780
   1,123,100      Zijin Mining Group Co., Ltd.*                       566,467
                                                                  -----------
                                                                  $ 1,662,867
                                                                  -----------
                  Precious Metals & Minerals - 2.3%
       5,700      Anglo American Platinum Corp., Ltd.             $   598,361
      25,200      Compania de Minas Buenaventura SA*                  687,456
                                                                  -----------
                                                                  $ 1,285,817
                                                                  -----------
                  Steel - 1.6%
      42,700      Companhia Vale do Rio Doce (A.D.R.)             $   878,766
                                                                  -----------
                  Total Materials                                 $ 6,424,132
                                                                  -----------
                  Capital Goods - 12.8%
                  Aerospace & Defense - 0.9%
      18,200      Elbit Systems, Ltd.                             $   486,581
                                                                  -----------
                  Construction & Engineering - 4.0%
     124,500      Aveng, Ltd.                                     $   377,552
     865,320      Continental Engineering Corp.                       500,152
     162,117      Empressa ICA Sociedad Controladora
                  SA de CV*                                           457,917
       7,700      GS Engineering & Construction Corp.*                496,998
      13,240      Kyeryong Construction Industrial Co., Ltd.*         419,982
                                                                  -----------
                                                                  $ 2,252,601
                                                                  -----------
                  Construction, Farm Machinery &
                  Heavy Trucks - 4.8%
      27,000      Daewoo Heavy Industries &
                  Machinery, Ltd.*                                $   791,883
       8,930      Hyundai Heavy Industries*                         1,003,200
      41,200      Samsung Heavy Industries Co., Ltd.*                 948,063
                                                                  -----------
                                                                  $ 2,743,146
                                                                  -----------
                  Industrial Conglomerates - 2.1%
      24,200      Barloworld*                                     $   406,267
      55,000      Keppel Corp.*                                       510,738
      92,153      KOC Holding AS*                                     273,999
                                                                  -----------
                                                                  $ 1,191,004
                                                                  -----------


  The accompanying notes are an integral part of these financial statements.  37

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


      Shares                                                        Value
                  Industrial Machinery - 1.0%
      32,500      Doosan Heavy Industries &
                  Construction Co.*                           $   538,325
                                                              -----------
                  Total Capital Goods                         $ 7,211,657
                                                              -----------
                  Transportation - 2.5%
                  Airlines - 0.8%
      13,400      Gol-Linhas Aereas Inteligentes SA*          $   476,604
                                                              -----------
                  Marine - 1.7%
     807,300      China Shipping Development Co., Ltd.*       $   586,221
     165,800      Malaysia International Shipping Bhd.            347,145
                                                              -----------
                                                              $   933,366
                                                              -----------
                  Total Transportation                        $ 1,409,970
                                                              -----------
                  Automobiles & Components - 1.7%
                  Automobile Manufacturers - 1.7%
      11,100      Hyundai Motor Co., Ltd.*                    $   946,678
                                                              -----------
                  Total Automobiles & Components              $   946,678
                                                              -----------
                  Consumer Durables & Apparel - 2.0%
                  Homebuilding - 0.8%
      28,720      Cyrela Brazil Realty SA                     $   475,593
                                                              -----------
                  Household Appliances - 0.5%
      49,340      Arcelik AS*                                 $   282,178
                                                              -----------
                  Housewares & Specialties - 0.7%
      17,000      Woongjin Coway Co., Ltd.*                   $   371,578
                                                              -----------
                  Total Consumer Durables & Apparel           $ 1,129,349
                                                              -----------
                  Consumer Services - 0.9%
                  Hotels, Resorts & Cruise Lines - 0.9%
      19,400      Indian Hotels Co. Ltd.*                     $   484,941
                                                              -----------
                  Total Consumer Services                     $   484,941
                                                              -----------
                  Media - 2.6%
                  Broadcasting & Cable TV - 2.1%
      29,088      Grupo Televisa SA (A.D.R.)*                 $   561,689
     102,800      Television Broadcasts, Ltd.                     636,204
                                                              -----------
                                                              $ 1,197,893
                                                              -----------
                  Publishing - 0.5%
     133,716      Hurriyet Gazetecilik ve Matbaacilik AS*     $   272,680
                                                              -----------
                  Total Media                                 $ 1,470,573
                                                              -----------
                  Retailing - 3.3%
                  Apparel Retail - 1.0%
      61,800      Edgars Consolidated Stores, Ltd.*           $   250,044
     112,400      Truworths International, Ltd.                   337,624
                                                              -----------
                                                              $   587,668
                                                              -----------
                  Department Stores - 1.7%
       5,800      Hyundai Department Store Co., Ltd.*         $   449,747
      10,000      Lojas Renner SA*                                537,900
                                                              -----------
                                                              $   987,647
                                                              -----------

      Shares                                                        Value
                  Homefurnishing Retail - 0.6%
      35,400      Ellerine Holdings, Ltd.                     $   318,348
                                                              -----------
                  Total Retailing                             $ 1,893,663
                                                              -----------
                  Food & Drug Retailing - 2.0%
                  Food Retail - 0.7%
     185,000      President Chain Store Corp.                 $   406,444
                                                              -----------
                  Hypermarkets & Supercenters - 1.3%
      12,200      Brasil Distr Pao Acu (A.D.R.)*              $   379,908
      48,500      Massmart Holdings, Ltd.                         318,666
                                                              -----------
                                                              $   698,574
                                                              -----------
                  Total Food & Drug Retailing                 $ 1,105,018
                                                              -----------
                  Food, Beverage & Tobacco - 3.4%
                  Packaged Foods & Meats - 1.9%
       5,080      CJ Corp.*                                   $   558,126
      25,200      Tiger Brands, Ltd.*                             506,839
                                                              -----------
                                                              $ 1,064,965
                                                              -----------
                  Soft Drinks - 1.5%
      10,400      Fomento Economico Mexicano SA de CV*        $   870,688
                                                              -----------
                  Total Food, Beverage & Tobacco              $ 1,935,653
                                                              -----------
                  Household & Personal Products - 1.6%
                  Personal Products - 1.6%
      44,650      Natura Cosmeticos SA*                       $   462,401
      14,200      Oriflame Cosmetics SA*                          471,439
                                                              -----------
                                                              $   933,840
                                                              -----------
                  Total Household &
                  Personal Products                           $   933,840
                                                              -----------
                  Pharmaceuticals & Biotechnology - 1.8%
                  Pharmaceuticals - 1.8%
      32,700      Teva Pharmaceutical Industries, Ltd.        $ 1,032,993
                                                              -----------
                  Total Pharmaceuticals &
                  Biotechnology                               $ 1,032,993
                                                              -----------
                  Banks - 10.7%
                  Diversified Banks - 10.3%
      20,332      Banco Bradesco SA(a)                        $   632,122
      23,200      Banco do Brasil SA                              535,607
     124,200      Bank Hapoalim, Ltd.                             535,476
     295,400      Bumiputra-Commerce Holdings Bhd.*               477,277
      13,110      Hana Financial Holdings*                        618,450
      12,700      Kookmin Bank (A.D.R.)*                        1,054,862
      13,100      Shinhan Financial Group Co., Ltd.*              617,610
      44,549      Standard Bank Group, Ltd.                       477,765
      13,600      State Bank of India                             216,104
      44,325      Turkiye Is Bankasi (Isbank)*                    217,241
       6,262      Uniao de Bancos Brasileiros SA
                  (Unibanco) (G.D.R.) (144A)                      415,734
                                                              -----------
                                                              $ 5,798,248
                                                              -----------


38  The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


   Shares                                                                 Value
                  Thrifts & Mortgage Finance - 0.4%
   21,900         Banco De Oro (G.D.R.) (144A)*                     $   256,033
                                                                    -----------
                  Total Banks                                       $ 6,054,281
                                                                    -----------
                  Diversified Financials - 2.4%
                  Investment Banking & Brokerage - 0.9%
    9,600         Samsung Securities Co., Ltd.*                     $   515,121
                                                                    -----------
                  Diversified Financial Services - 1.5%
  213,406         FirstRand, Ltd.*                                  $   512,248
  388,000         Fubon Group                                           335,351
   26,600         Reliance Capital Ventures*                             14,383
                                                                    -----------
                                                                    $   861,982
                                                                    -----------
                  Total Diversified Financials                      $ 1,377,103
                                                                    -----------
                  Insurance - 5.1%
                  Life & Health Insurance - 3.6%
   32,600         Cathay Financial Holding Co., Ltd.,
                  (144A) (G.D.R.)                                   $   702,204
  309,800         China Life Insurance Co., Ltd.*                       490,098
  134,500         Ping An Insurance Company of China, Ltd.*             410,010
  226,590         Sanlam, Ltd.*                                         458,499
                                                                    -----------
                                                                    $ 2,060,811
                                                                    -----------
                  Property & Casualty Insurance - 1.5%
  141,734         Aksigorta AS*                                     $   390,754
    3,200         Samsung Fire & Marine Insurance*                      428,267
                                                                    -----------
                                                                    $   819,021
                                                                    -----------
                  Total Insurance                                   $ 2,879,832
                                                                    -----------
                  Real Estate - 0.6%
                  Real Estate Management &
                  Development - 0.6%
1,456,600         Ayala Land, Inc.*                                 $   315,109
                                                                    -----------
                  Total Real Estate                                 $   315,109
                                                                    -----------
                  Software & Services - 1.1%
                  IT Consulting & Other Services - 1.1%
    9,532         Infosys Technologies, Ltd.                        $   643,003
                                                                    -----------
                  Total Software & Services                         $   643,003
                                                                    -----------
                  Technology Hardware & Equipment - 3.2%
                  Computer Hardware - 1.0%
  125,240         ACER Sertek, Inc.                                 $   219,858
  212,900         Quanta Computer, Inc.                                 341,434
                                                                    -----------
                                                                    $   561,292
                                                                    -----------
                  Computer Storage & Peripherals - 1.0%
   84,000         Asustek Computer, Inc.                            $   205,918
  297,800         LITE-ON IT Corp.                                      348,674
                                                                    -----------
                                                                    $   554,592
                                                                    -----------

   Shares                                                                 Value
                  Electronic Manufacturing Services - 1.2%
  109,358         Hon Hai Precision Industry                        $   673,453
                                                                    -----------
                  Total Technology Hardware &
                  Equipment                                         $ 1,789,337
                                                                    -----------
                  Semiconductors - 0.7%
                  Semiconductors - 0.7%
  229,383         Taiwan Semiconductor Manufacturing Co.            $   413,003
                                                                    -----------
                  Total Semiconductors                              $   413,003
                                                                    -----------
                  Telecommunication Services - 4.7%
                  Integrated Telecommunication Services - 1.2%
   13,000         Brasil Telecom Participacoes SA*                  $   423,410
    7,700         Philippine Long Distance Telephone Co.                266,290
                                                                    -----------
                                                                    $   689,700
                                                                    -----------
                  Wireless Telecommunication Services - 3.5%
   14,600         Mobile Telesystems (A.D.R.)                       $   429,824
   64,600         MTN Group, Ltd.*                                      477,448
   26,600         Reliance Communication Ventures, Ltd.*                145,122
  416,000         Taiwan Mobile Co., Ltd                                414,093
   10,800         Vimpel-Communications (A.D.R.)*                       494,856
                                                                    -----------
                                                                    $ 1,961,343
                                                                    -----------
                  Total Telecommunication Services                  $ 2,651,043
                                                                    -----------
                  Utilities - 1.1%
                  Electric Utilities - 0.0%
   26,600         Reliance Energy Ventures, Ltd.*                   $    19,609
                                                                    -----------
                  Gas Utilities - 1.1%
  627,100         Panva Gas Holdings, Ltd.*                         $   286,975
    3,300         Samchully Co., Ltd.*                                  338,177
                                                                    -----------
                                                                    $   625,152
                                                                    -----------
                  Total Utilities                                   $   644,761
                                                                    -----------
                  TOTAL COMMON STOCKS
                  (Cost $38,430,727)                                $54,439,799
                                                                    -----------
                  TEMPORARY CASH INVESTMENT - 3.2%
                  Security Lending Collateral - 3.2%
1,829,705         Securities Lending Investment
                  Fund, 5.16%                                       $ 1,829,705
                                                                    -----------
                  TOTAL TEMPORARY CASH
                  INVESTMENT
                  (Cost $1,829,705)                                 $ 1,829,705
                                                                    -----------
                  TOTAL INVESTMENT IN
                  SECURITIES - 102.7%
                  (Cost $41,380,403)(b)                             $58,053,110
                                                                    -----------
                  OTHER ASSETS
                  AND LIABILITIES - (2.7)%                          $(1,512,067)
                                                                    -----------
                  TOTAL NET ASSETS - 100.0%                         $56,541,043
                                                                    ===========


  The accompanying notes are an integral part of these financial statements.  39

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================

(A.D.R.) American Depositary Receipt.
(G.D.R.) Global Depositary Receipt.
*        Non-income producing security.
(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2006, the value of these securities amounted to $1,944,691 or 3.4% of total net assets.
(a)      At June 30, 2006, the following securities were out on loan:


         Shares      Security                                             Value
         13,350      Anglogold Ashanti, Ltd. (A.D.R.)                 $  642,402
          2,829      Banco Bradesco SA                                    87,954
          8,316      Freeport-McMoRan Copper & Gold,
                     Inc. (Class B)                                      460,790
          8,639      Surgutneftegaz (A.D.R.) *                           630,647
          1,543      Tele Norte Leste Participacoes
                     (A.D.R.)                                             19,673
                                                                      ----------
                     Total                                            $1,841,466
                                                                      ==========

(b) Distributions of investments by country of issue, as a percentage of total equity holdings (excluding temporary cash investments) is as follows:

         South Korea                                                       18.1%
         Brazil                                                            16.9
         South Africa                                                      11.7
         Russia                                                             9.6
         Taiwan                                                             8.1
         People's Republic of China                                         7.0
         India                                                              3.7
         Israel                                                             3.7
         Mexico                                                             3.4
         Turkey                                                             2.6
         Hong Kong                                                          1.6
         Philippines                                                        1.5
         Malaysia                                                           1.5
         Thailand                                                           1.5
         Indonesia                                                          1.5
         Peru                                                               1.2
         Argentina                                                          1.1
         Other (individually less than 1%)                                  5.3
                                                                          -----
                                                                          100.0%
                                                                          =====


40  The accompanying notes are an integral part of these financial statements.

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
================================================================================


     Shares                                                   Value
                  PREFERRED STOCK - 2.9%
                  Automobiles & Components - 2.9%
                  Automobile Manufacturers - 2.9%
        601       Porsche AG*                           $   579,712
                                                        -----------
                  TOTAL PREFERRED STOCK
                  (Cost $384,137)                       $   579,712
                                                        -----------
                  COMMON STOCKS - 95.7%
                  Energy - 11.4%
                  Integrated Oil & Gas - 11.4%
     92,816       BP Amoco Plc                          $ 1,074,177
     20,168       Eni SpA*                                  592,511
     21,728       Repsol SA                                 613,977
                                                        -----------
                                                        $ 2,280,665
                                                        -----------
                  Total Energy                          $ 2,280,665
                                                        -----------
                  Materials - 7.6%
                  Construction Materials - 5.4%
     21,189       CRH Plc                               $   687,712
      3,081       Lafarge Br*                               386,161
                                                        -----------
                                                        $ 1,073,873
                                                        -----------
                  Diversified Metals & Mining - 2.2%
      8,503       Rio Tinto Plc                         $   445,835
                                                        -----------
                  Total Materials                       $ 1,519,708
                                                        -----------
                  Capital Goods - 7.7%
                  Building Products - 2.9%
      8,064       Compagnie de Saint Gobain*            $   575,280
                                                        -----------
                  Industrial Conglomerates - 2.6%
      6,139       Siemens                               $   533,937
                                                        -----------
                  Trading Companies & Distributors - 2.2%
     20,233       Wolseley*                             $   444,485
                                                        -----------
                  Total Capital Goods                   $ 1,553,702
                                                        -----------
                  Transportation - 4.1%
                  Air Freight & Couriers - 4.1%
     22,922       TNT NV                                $   820,291
                                                        -----------
                  Total Transportation                  $   820,291
                                                        -----------
                  Automobiles & Components - 7.4%
                  Automobile Manufacturers - 2.1%
      6,723       PSA Peugeot*                          $   417,529
                                                        -----------
                  Tires & Rubber - 5.3%
      8,850       Compagnie Generale des
                  Etablissements Michelin*              $   530,758
      5,301       Continental AG*                           540,526
                                                        -----------
                                                        $ 1,071,284
                                                        -----------
                  Total Automobiles & Components        $ 1,488,813
                                                        -----------

     Shares                                                   Value
                  Consumer Durables & Apparel - 7.1%
                  Apparel, Accessories & Luxury Goods - 3.0%
     12,484       Adidas-Salomon AG*                    $   599,897
                                                        -----------
                  Homebuilding - 4.1%
     21,596       Persimmon Plc.                        $   491,915
     38,793       Wimpey (George) Plc*                      325,662
                                                        -----------
                                                        $   817,577
                                                        -----------
                  Total Consumer Durables & Apparel     $ 1,417,474
                                                        -----------
                  Consumer Services - 2.4%
                  Hotels, Resorts & Cruise Lines - 2.4%
     11,547       Carnival Corp.                        $   481,972
                                                        -----------
                  Total Consumer Services               $   481,972
                                                        -----------
                  Media - 3.3%
                  Advertising - 3.3%
     54,988       WPP Group Plc                         $   662,778
                                                        -----------
                  Total Media                           $   662,778
                                                        -----------
                  Retailing - 1.7%
                  Department Stores - 1.7%
     11,321       Next Plc                              $   342,379
                                                        -----------
                  Total Retailing                       $   342,379
                                                        -----------
                  Food & Drug Retailing - 2.7%
                  Drug Retail - 1.5%
     21,694       Boots Group Plc                       $   307,580
                                                        -----------
                  Hypermarkets & Supercenters - 1.2%
      4,016       Carrefour Supermarch*                 $   235,045
                                                        -----------
                  Total Food & Drug Retailing           $   542,625
                                                        -----------
                  Pharmaceuticals & Biotechnology - 8.5%
                  Pharmaceuticals - 8.5%
     10,691       Astrazeneca Plc                       $   639,900
      4,787       Roche Holdings AG                         790,000
     19,449       Shire PLC*                                285,583
                                                        -----------
                                                        $ 1,715,483
                                                        -----------
                  Total Pharmaceuticals &
                  Biotechnology                         $ 1,715,483
                                                        -----------
                  Banks - 21.1%
                  Diversified Banks - 21.1%
     17,413       Allied Irish Banks Plc                $   418,736
     63,745       Barclays Plc                              724,904
     10,136       BNP Paribas SA*                           968,348
     32,910       Dnb Nor Asa*                              407,774
     31,220       Royal Bank of Scotland Group Plc        1,026,484
     11,376       Skand Enkilda Banken*                     270,459
      2,893       Societe Generale*                         424,482
                                                        -----------
                                                        $ 4,241,187
                                                        -----------
                  Total Banks                           $ 4,241,187
                                                        -----------

  The accompanying notes are an integral part of these financial statements.  41

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


  Shares                                                  Value
              Diversified Financials - 7.5%
              Diversified Capital Markets - 7.5%
  15,233      CS Group*                             $   850,279
   6,087      UBS AG*                                   665,248
                                                    -----------
                                                    $ 1,515,527
                                                    -----------
              Total Diversified Financials          $ 1,515,527
                                                    -----------
              Technology Hardware & Equipment - 2.6%
              Communications Equipment - 2.6%
 157,002      Ericsson LM*                          $   518,677
                                                    -----------
              Total Technology Hardware &
              Equipment                             $   518,677
                                                    -----------
              Telecommunication Services - 0.6%
              Integrated Telecommunication Services - 0.6%
   5,536      France Telecom SA*                    $   118,802
                                                    -----------
              Total Telecommunication Services      $   118,802
                                                    -----------
              TOTAL COMMON STOCKS
              (Cost $15,714,456)                    $19,220,083
                                                    -----------
              TOTAL INVESTMENT IN
              SECURITIES - 98.6%
              (Cost $16,098,593)(a)                 $19,799,795
                                                    -----------
              OTHER ASSETS
              AND LIABILITIES - 1.4%                $   275,050
                                                    -----------
              TOTAL NET ASSETS - 100.0%             $20,074,845
                                                    ===========


*        Non-income producing security.
(a) Distributions of investments by country of issue (excluding temporary cash investments), as a percentage of total investment in equity securities, is as follows:

         United Kingdom                                                    34.2%
         France                                                            18.5
         Switzerland                                                       11.6
         Germany                                                           11.4
         Ireland                                                            5.6
         Netherlands                                                        4.1
         Sweden                                                             4.0
         Spain                                                              3.1
         Italy                                                              3.0
         Panama                                                             2.4
         Norway                                                             2.1
                                                                          -----
                                                                          100.0%
                                                                          =====


42  The accompanying notes are an integral part of these financial statements.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
================================================================================


     Shares                                                     Value
                  PREFERRED STOCK - 0.9%
                  Utilities - 0.9%
                  Multi-Utilities - 0.9%
      3,360       RWE AG - Non-Voting                     $   252,525
                                                          -----------
                  TOTAL PREFERRED STOCK
                  (Cost $203,729)                         $   252,525
                                                          -----------
                  COMMON STOCKS - 97.2%
                  Energy - 9.9%
                  Integrated Oil & Gas - 8.0%
      7,875       Gazprom - Reg S, (A.D.R.)*              $   332,128
      3,930       Lukoil Holding (A.D.R.)                     328,352
      4,020       Petrobras Brasileiro (A.D.R.)               320,957
     18,950       Repsol SA                                   535,478
      5,000       Statoil ASA*                                142,302
      8,980       Total SA*                                   588,753
                                                          -----------
                                                          $ 2,247,970
                                                          -----------
                  Oil & Gas Equipment & Services - 1.1%
      3,500       Saipem S.p.A.*                          $    79,452
      4,080       Technip*                                    225,444
                                                          -----------
                                                          $   304,896
                                                          -----------
                  Oil & Gas Exploration & Production - 0.8%
    299,630       CNOOC, Ltd.*                            $   240,525
                                                          -----------
                  Total Energy                            $ 2,793,391
                                                          -----------
                  Materials - 8.9%
                  Construction Materials - 2.0%
      3,720       CRH Plc                                 $   121,777
      4,310       Holcim, Ltd.*                               330,330
        900       Lafarge Br*                                 112,803
                                                          -----------
                                                          $   564,910
                                                          -----------
                  Diversified Metals & Mining - 3.1%
     16,722       Broken Hill Proprietary Co., Ltd.       $   360,335
      5,140       Freeport-McMoRan Copper & Gold, Inc.
                  (Class B)(b)                                284,807
      4,650       Rio Tinto Plc                               243,812
                                                          -----------
                                                          $   888,954
                                                          -----------
                  Specialty Chemicals - 0.9%
      4,500       Shin-Etsu Chemical Co., Ltd.            $   245,738
                                                          -----------
                  Steel - 2.9%
     15,380       Companhia Vale do Rio Doce (A.D.R.)     $   316,520
     25,600       Hitachi Metals, Ltd.*                       253,081
      5,800       JFE Holdings, Inc.*                         246,269
                                                          -----------
                                                          $   815,870
                                                          -----------
                  Total Materials                         $ 2,515,472
                                                          -----------

     Shares                                                     Value
                  Capital Goods - 11.2%
                  Building Products - 1.1%
      4,270       Compagnie de Saint Gobain*              $   304,618
                                                          -----------
                  Construction & Farm Machinery &
                  Heavy Trucks - 3.1%
     11,770       Daewoo Heavy Industries &
                  Machinery, Ltd.*                        $   345,202
      2,380       Hyundai Heavy Industries*                   267,370
     12,800       Komatsu, Ltd.*                              256,352
                                                          -----------
                                                          $   868,924
                                                          -----------
                  Electrical Component & Equipment - 0.4%
      1,100       Schneider Electric SA*                  $   114,619
                                                          -----------
                  Heavy Electrical Equipment - 1.7%
     59,000       Mitsubishi Electric Corp.*              $   474,742
                                                          -----------
                  Industrial Conglomerates - 2.8%
     33,000       Keppel Corp*                            $   306,443
     61,711       KOC Holding AS*                             183,487
      3,560       Siemens                                     309,630
                                                          -----------
                                                          $   799,560
                                                          -----------
                  Industrial Machinery - 1.1%
      8,900       AB SKF*                                 $   139,855
     14,220       Nabtesco Corp.*                             160,157
                                                          -----------
                                                          $   300,012
                                                          -----------
                  Trading Companies & Distributors - 1.0%
     21,000       Sumitomo Corp.*                         $   278,211
                                                          -----------
                  Total Capital Goods                     $ 3,140,686
                                                          -----------
                  Commercial Services & Supplies - 0.3%
                  Office Services & Supplies - 0.3%
      6,200       Buhrmann NV*                            $    89,644
                                                          -----------
                  Total Commercial
                  Services & Supplies                     $    89,644
                                                          -----------
                  Transportation - 2.4%
                  Air Freight & Couriers - 0.8%
        700       Panalpina Welttransport Holding AG*     $    65,053
      4,820       TNT NV                                      172,489
                                                          -----------
                                                          $   237,542
                                                          -----------
                  Railroads - 1.6%
         60       East Japan Railway Co.*                 $   446,891
                                                          -----------
                  Total Transportation                    $   684,433
                                                          -----------
                  Automobiles & Components - 4.5%
                  Auto Parts & Equipment - 0.9%
      8,120       Denso Corp.*                            $   266,498
                                                          -----------

  The accompanying notes are an integral part of these financial statements.  43

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


      Shares                                                         Value
                  Automobile Manufacturers - 3.0%
       3,260      Hyundai Motor Co., Ltd.*                     $   278,033
      10,600      Toyota Motor Co.                                 554,409
                                                               -----------
                                                               $   832,442
                                                               -----------
                  Tires & Rubber - 0.6%
       1,660      Continental AG*                              $   169,265
                                                               -----------
                  Total Automobiles & Components               $ 1,268,205
                                                               -----------
                  Consumer Durables & Apparel - 3.3%
                  Apparel, Accessories & Luxury Goods - 0.4%
       2,300      Adidas-Salomon AG*                           $   110,523
                                                               -----------
                  Consumer Electronics - 1.5%
       9,800      Sony Corp.*                                  $   431,856
                                                               -----------
                  Footwear - 0.2%
         140      Puma AG Rudolf Dassler Sport*                $    54,300
                                                               -----------
                  Homebuilding - 0.4%
       5,350      Persimmon Plc.                               $   121,863
                                                               -----------
                  Leisure Products - 0.8%
       5,800      Sega Sammy Holdings, Inc.*                   $   214,461
                                                               -----------
                  Total Consumer Durables & Apparel            $   933,003
                                                               -----------
                  Consumer Services - 0.4%
                  Hotels, Resorts & Cruise Lines - 0.4%
       2,370      Carnival Corp.                               $    98,924
                                                               -----------
                  Total Consumer Services                      $    98,924
                                                               -----------
                  Media - 1.5%
                  Broadcasting & Cable TV - 0.8%
         230      Jupiter Telecommunications Co., Ltd.*        $   159,392
       6,100      Mediaset S.p.A*                                   71,816
                                                               -----------
                                                               $   231,208
                                                               -----------
                  Movies & Entertainment - 0.7%
       5,700      Vivendi SA*                                  $   199,381
                                                               -----------
                  Total Media                                  $   430,589
                                                               -----------
                  Retailing - 1.5%
                  Apparel Retail - 0.8%
      74,800      Truworths International, Ltd.                $   224,682
                                                               -----------
                  Department Stores - 0.7%
      15,140      Takashimaya Co., Ltd.*                       $   190,719
                                                               -----------
                  Total Retailing                              $   415,401
                                                               -----------
                  Food & Drug Retailing - 2.4%
                  Drug Retail - 0.3%
       6,900      Boots Group Plc                              $    97,829
                                                               -----------

      Shares                                                         Value
                  Hypermarkets & Supercenters - 2.1%
      13,200      Aeon Co., Ltd.*                              $   289,230
       4,100      Brasil Distr Pao Acu (A.D.R.)*                   127,674
       2,770      Carrefour Supermarch*                            162,120
                                                               -----------
                                                               $   579,024
                                                               -----------
                  Total Food & Drug Retailing                  $   676,853
                                                               -----------
                  Food, Beverage & Tobacco - 3.0%
                  Brewers - 0.6%
       9,700      South African Breweries Plc*                 $   174,079
                                                               -----------
                  Packaged Foods & Meats - 1.1%
       1,020      Nestle SA (Registered Shares)*               $   319,798
                                                               -----------
                  Soft Drinks - 0.5%
       1,600      Fomento Economico Mexicano
                  SA de C.V.*                                  $   133,952
                                                               -----------
                  Tobacco - 0.8%
       8,300      British American Tobacco Plc                 $   208,973
                                                               -----------
                  Total Food, Beverage & Tobacco               $   836,802
                                                               -----------
                  Household & Personal Products - 0.3%
                  Household Products - 0.3%
       2,000      Reckitt Benckiser Plc                        $    74,514
                                                               -----------
                  Total Household &
                  Personal Products                            $    74,514
                                                               -----------
                  Health Care Equipment & Services - 0.8%
                  Health Care Equipment - 0.5%
       1,160      Synthes, Inc.*                               $   139,657
                                                               -----------
                  Health Care Services - 0.3%
         700      Fresenius Medical Care AG*                   $    80,371
                                                               -----------
                  Total Health Care
                  Equipment & Services                         $   220,028
                                                               -----------
                  Pharmaceuticals & Biotechnology - 7.4%
                  Pharmaceuticals - 7.4%
      12,300      Astellas Pharma, Inc.                        $   452,422
       7,672      Astrazeneca Plc                                  459,200
      14,000      Daiichi Sankyo Co., Ltd.*                        384,878
       3,028      Roche Holdings AG                                499,712
       4,340      Shire Pharmaceuticals Group Plc (A.D.R.)         191,958
       1,640      UCB SA*                                           88,643
                                                               -----------
                                                               $ 2,076,813
                                                               -----------
                  Total Pharmaceuticals &
                  Biotechnology                                $ 2,076,813
                                                               -----------

44  The accompanying notes are an integral part of these financial statements.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


      Shares                                                        Value
                  Banks - 15.8%
                  Diversified Banks - 15.8%
      39,325      Barclays Plc                               $   447,201
       6,670      BNP Paribas SA*                                637,222
       8,850      Commonwealth Bank of Australia                 291,867
       5,700      Depfa Bank Plc*                                 94,744
      25,200      Development Bank of Singapore, Ltd.            287,692
       2,700      Kookmin Bank (A.D.R.)*                         224,262
          34      Mitsubishi UFJ Financial Group, Inc.*          475,627
      18,910      Royal Bank of Scotland Group Plc               621,743
       3,229      Societe Generale*                              473,782
          41      Sumitomo Mitsui Financial Group, Inc.*         435,056
      37,210      Turkiye Is Bankasi (Isbank)*                   182,371
       4,090      Uniao de Bancos Brasileiros SA
                  (Unibanco) (G.D.R.) (144A)                     271,535
                                                             -----------
                                                             $ 4,443,102
                                                             -----------
                  Total Banks                                $ 4,443,102
                                                             -----------
                  Diversified Financials - 4.3%
                  Asset Management & Custody
                  Banks - 0.9%
       1,940      Julius Baer Holding*                       $   168,015
       1,970      Man Group Plc                                   92,685
                                                             -----------
                                                             $   260,700
                                                             -----------
                  Diversified Capital Markets - 2.8%
      10,410      CS Group*                                  $   581,068
       1,800      Deutsche Bank AG*                              202,097
                                                             -----------
                                                             $   783,165
                                                             -----------
                  Investment Banking & Brokerage - 0.6%
      12,000      Nikko Cordinal Corp.*(b)                   $   154,383
                                                             -----------
                  Total Diversified Financials               $ 1,198,248
                                                             -----------
                  Insurance - 4.4%
                  Life & Health Insurance - 1.1%
       4,820      China Life Insurance Co. (A.D.R.)*(b)      $   305,106
                                                             -----------
                  Multi-Line Insurance - 2.3%
      16,900      Aviva Plc                                  $   239,292
       5,770      AXA*                                           188,874
       1,020      Zurich Financial Services*                     223,042
                                                             -----------
                                                             $   651,208
                                                             -----------
                  Property & Casualty Insurance - 1.0%
      21,840      Mitsui Sumitomo Insurance Co.*             $   273,481
                                                             -----------
                  Total Insurance                            $ 1,229,795
                                                             -----------
                  Real Estate - 1.5%
                  Real Estate Management & Development - 1.5%
      18,700      Mitsui Fudosan Co                          $   408,238
                                                             -----------
                  Total Real Estate                          $   408,238
                                                             -----------

      Shares                                                        Value
                  Software & Services - 0.5%
                  Application Software - 0.5%
         630      Sap AG*                                    $   132,677
                                                             -----------
                  Total Software & Services                  $   132,677
                                                             -----------
                  Technology Hardware & Equipment - 3.6%
                  Communications Equipment - 1.2%
     104,050      Ericsson LM Tel Sur B*                     $   343,743
                                                             -----------
                  Electronic Equipment & Instruments - 1.1%
       1,200      Keyence Corp.*                             $   306,789
                                                             -----------
                  Office Electronics - 1.3%
       7,650      Canon, Inc.                                $   374,047
                                                             -----------
                  Total Technology
                  Hardware & Equipment                       $ 1,024,579
                                                             -----------
                  Semiconductors - 1.6%
                  Semiconductor Equipment - 0.7%
       2,800      Tokyo Electron, Ltd.                       $   196,675
                                                             -----------
                  Semiconductors - 0.9%
      20,570      Hon Hai Precision Industry (G.D.R.)        $   248,475
                                                             -----------
                  Total Semiconductors                       $   445,150
                                                             -----------
                  Telecommunication Services - 4.6%
                  Alternative Carriers - 0.9%
       2,700      Fastweb*                                   $   117,180
      23,100      Inmarsat Plc*                                  146,110
                                                             -----------
                                                             $   263,290
                                                             -----------
                  Integrated Telecommunication Services - 2.7%
       7,700      Brasil Telecom Participacoes SA*           $   250,789
       8,400      France Telecom SA*                             180,264
      11,880      Telekom Austria AG*                            264,126
      10,430      Telekomunikacja Polska SA*                      65,508
                                                             -----------
                                                             $   760,687
                                                             -----------
                  Wireless Telecommunication Services - 1.0%
       9,320      Mobile Telesystems (A.D.R.)                $   274,381
                                                             -----------
                  Total Telecommunication Services           $ 1,298,358
                                                             -----------
                  Utilities - 3.3%
                  Electric Utilities - 1.8%
       4,433      E.On AG*                                   $   509,405
                                                             -----------
                  Gas Utilities - 1.5%
      86,000      Tokyo Gas Co., Ltd.                        $   404,964
                                                             -----------
                  Total Utilities                            $   914,369
                                                             -----------
                  TOTAL COMMON STOCKS
                  (Cost $23,129,164)                         $27,349,274
                                                             -----------

  The accompanying notes are an integral part of these financial statements.  45

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


   Shares                                                         Value
              TEMPORARY CASH INVESTMENT - 2.6%
              Security Lending Collateral - 2.6%
  743,621     Securities Lending Investment Fund, 5.2%      $   743,621
                                                            -----------
              TOTAL TEMPORARY CASH
              INVESTMENT
              (Cost $743,621)                               $   743,621
                                                            -----------
              TOTAL INVESTMENT IN
              SECURITIES - 100.7%
              (Cost $24,076,514)(a)                         $28,345,420
                                                            -----------
              OTHER ASSETS AND
              LIABILITIES - (0.7)%                          $  (221,874)
                                                            -----------
              TOTAL NET ASSETS - 100.0%                     $28,123,546
                                                            ===========


*        Non-income producing security
(A.D.R.) American Depositary Receipt
(G.D.R.) Global Depositary Receipt
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2006, the value of these securities amounted to $271,535 or 1.0% of net assets.
(a) Distributions of investments by country of issue, as percentage of total equity holdings (excluding temporary cash investments) is as follows:

         Japan                                                             30.2%
         France                                                            11.5
         United Kingdom                                                    11.3
         Germany                                                            6.6
         Switzerland                                                        7.9
         Brazil                                                             4.7
         South Korea                                                        4.0
         Russia                                                             3.4
         Australia                                                          2.4
         Singapore                                                          2.2
         People's Republic of China                                         2.0
         Spain                                                              1.9
         Sweden                                                             1.8
         United States                                                      1.5
         Turkey                                                             1.3
         Italy                                                              1.0
         Austria                                                            1.0
         Other (individually less than 1%)                                  5.3
                                                                          -----
                                                                          100.0%
                                                                          =====

(b)      At June 30, 2006, the following securities were out on loan:

         Shares      Security                                              Value
         11,000      Nikko Cordinal Corp.*                              $145,974
          4,764      China Life Insurance Co. (A.D.R.)*                  301,561
          5,089      Freeport-McMoRan Copper & Gold,
                     Inc. (Class B)                                      281,981
                                                                        --------
                     Total                                              $729,516
                                                                        ========


46  The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
================================================================================


      Shares                                                      Value
                  PREFERRED STOCKS - 0.4%
                  Insurance - 0.4%
                  Multi-Line Insurance - 0.4%
      18,640      Quanta Capital Holdings,
                  10.25%, 12/1/49                           $   347,822
                                                            -----------
                  Total Insurance                           $   347,822
                                                            -----------
                  TOTAL PREFERRED STOCKS
                  (Cost $466,000)                           $   347,822
                                                            -----------
                  COMMON STOCKS - 90.3%
                  Energy - 9.4%
                  Coal & Consumable Fuels - 1.0%
      24,687      Massey Energy Co.(a)                      $   888,732
                                                            -----------
                  Integrated Oil & Gas - 1.0%
      11,175      CNX Gas Corp.*                            $   335,250
      19,914      CNX Gas Corp. (144A)*                         597,420
                                                            -----------
                                                            $   932,670
                                                            -----------
                  Oil & Gas Drilling - 0.8%
      15,617      Bronco Drilling Co., Inc.*                $   326,239
       5,974      Todco                                         244,038
       3,532      Unit Corp.*                                   200,935
                                                            -----------
                                                            $   771,212
                                                            -----------
                  Oil & Gas Equipment & Services - 3.5%
      39,235      Dresser-Rand Group, Inc.*                 $   921,238
      44,028      Gulfmark Offshore, Inc.*                    1,137,243
      74,311      Key Energy Services, Inc.*                  1,133,243
                                                            -----------
                                                            $ 3,191,724
                                                            -----------
                  Oil & Gas Exploration & Production - 2.9%
      18,726      Forest Oil Corp.*                         $   620,954
      10,917      Penn Virginia Corp.                           762,880
      32,107      Riata Energy, Inc. (144A)*                    593,980
       2,175      Rosetta Resources, Inc.*(a)                    36,149
      12,658      Rosetta Resources, Inc. (144A)*               210,376
      13,890      Southwestern Energy Co.*                      432,812
                                                            -----------
                                                            $ 2,657,151
                                                            -----------
                  Oil & Gas Storage & Transportation - 0.2%
       6,859      Arlington Tankers, Ltd.                   $   155,562
                                                            -----------
                  Total Energy                              $ 8,597,051
                                                            -----------
                  Materials - 2.9%
                  Gold - 1.7%
      82,876      Cambior, Inc.*(a)                         $   222,936
      18,153      Glamis Gold, Ltd.*                            687,273
      71,819      IAMGOLD Corp.*                                639,189
                                                            -----------
                                                            $ 1,549,398
                                                            -----------
                  Paper Products - 0.4%
      61,740      Domtar, Inc.                              $   381,553
                                                            -----------

      Shares                                                      Value
                  Specialty Chemicals - 0.3%
      23,401      Chemtura Corp.                            $   218,565
                                                            -----------
                  Steel - 0.5%
       1,961      Carpenter Technology                      $   226,496
      20,843      NN, Inc.                                      257,411
                                                            -----------
                                                            $   483,907
                                                            -----------
                  Total Materials                           $ 2,633,423
                                                            -----------
                  Capital Goods - 7.3%
                  Building Products - 0.1%
       5,397      Goodman Global, Inc.*                     $    81,926
                                                            -----------
                  Construction & Engineering - 0.5%
      20,241      Insituform Technologies, Inc.*            $   463,316
                                                            -----------
                  Construction, Farm Machinery &
                  Heavy Trucks - 3.4%
      39,361      Commercial Vehicle Group, Inc.*           $   813,985
      39,452      Federal Signal Corp.                          597,303
       3,071      Joy Global, Inc.                              159,968
       2,531      Nacco Industries, Inc.                        347,785
      32,101      Wabtec Corp.                                1,200,577
                                                            -----------
                                                            $ 3,119,618
                                                            -----------
                  Electrical Component & Equipment - 2.3%
      53,700      C&D Technologies, Inc.                    $   403,824
     105,167      Graftech International, Ltd.*                 609,969
     173,224      Power-One, Inc.*                            1,143,278
                                                            -----------
                                                            $ 2,157,071
                                                            -----------
                  Industrial Machinery - 0.7%
       7,900      Basin Water, Inc.*(a)                     $    79,158
       9,147      Flowserve Corp.*                              520,464
                                                            -----------
                                                            $   599,622
                                                            -----------
                  Trading Companies & Distributors - 0.3%
      12,867      Applied Industrial Technologies, Inc.     $   312,797
                                                            -----------
                  Total Capital Goods                       $ 6,734,350
                                                            -----------
                  Commercial Services & Supplies - 3.2%
                  Diversified Commercial Services - 1.3%
      23,998      Cornell Companies, Inc.*                  $   368,609
       3,670      Corrections Corporation of America*           194,290
      18,684      School Specialty, Inc.*                       595,085
                                                            -----------
                                                            $ 1,157,984
                                                            -----------
                  Human Resource & Employment Services - 1.9%
      24,649      Korn/Ferry International*                 $   482,874
      38,330      On Assignment, Inc.*                          352,253
      26,638      Watson Wyatt Worldwide, Inc.                  936,059
                                                            -----------
                                                            $ 1,771,186
                                                            -----------
                  Total Commercial
                  Services & Supplies                       $ 2,929,170
                                                            -----------


  The accompanying notes are an integral part of these financial statements.  47

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


      Shares                                                        Value
                  Transportation - 5.1%
                  Air Freight & Couriers - 2.1%
      12,351      Forward Air Corp.                           $   503,056
      43,544      Pacer International, Inc.                     1,418,664
                                                              -----------
                                                              $ 1,921,720
                                                              -----------
                  Marine - 1.0%
       4,569      Dryships, Inc.(a)                           $    49,300
      24,826      Excel Maritime Carriers, Ltd.*(a)               256,949
      12,232      Genco Shipping & Trading, Ltd.                  212,348
      45,905      Quintana Maritime, Ltd.(a)                      376,421
                                                              -----------
                                                              $   895,018
                                                              -----------
                  Railroads - 1.1%
      29,891      Genesee & Wyoming, Inc.*                    $ 1,059,935
                                                              -----------
                  Trucking - 0.9%
      11,590      Dollar Thrifty Automotive Group*            $   522,361
       8,501      Universal Truckload Services, Inc.*             290,139
                                                              -----------
                                                              $   812,500
                                                              -----------
                  Total Transportation                        $ 4,689,173
                                                              -----------
                  Automobiles & Components - 0.8%
                  Tires & Rubber - 0.8%
      70,050      Cooper Tire & Rubber*(a)                    $   780,357
                                                              -----------
                  Total Automobiles & Components              $   780,357
                                                              -----------
                  Consumer Durables & Apparel - 1.1%
                  Housewares & Specialties - 1.1%
      31,841      Jarden Corp.*                               $   969,558
                                                              -----------
                  Total Consumer Durables & Apparel           $   969,558
                                                              -----------
                  Consumer Services - 1.5%
                  Casinos & Gaming - 0.5%
      28,243      Bally Technologies, Inc.*(a)                $   465,162
                                                              -----------
                  Restaurants - 1.0%
      19,375      AFC Enterprises, Inc.*(a)                   $   247,031
      37,277      O'Charley's, Inc.*                              633,709
                                                              -----------
                                                              $   880,740
                                                              -----------
                  Total Consumer Services                     $ 1,345,902
                                                              -----------
                  Retailing - 3.3%
                  Apparel Retail - 1.0%
      28,049      Stage Stores, Inc.*                         $   925,617
                                                              -----------
                  Computer & Electronics Retail - 0.3%
      37,715      Tweeter Home Entertainment Group, Inc.*     $   267,777
                                                              -----------
                  General Merchandise Stores - 0.5%
      35,527      Fred's, Inc.                                $   474,285
                                                              -----------
                  Internet Retail - 0.4%
      66,104      1-800-FLOWERS.COM, Inc.*                    $   381,420
                                                              -----------

      Shares                                                        Value
                  Specialty Stores - 1.1%
      64,781      Hancock Fabrics, Inc.(a)                    $   216,369
     101,898      Rent-Way, Inc.*                                 752,007
                                                              -----------
                                                              $   968,376
                                                              -----------
                  Total Retailing                             $ 3,017,475
                                                              -----------
                  Food, Beverage & Tobacco - 1.1%
                  Agricultural Products - 0.4%
      20,007      Fresh Del Monte Produce, Inc.*(a)           $   345,521
                                                              -----------
                  Packaged Foods & Meats - 0.7%
      43,912      B & G Foods, Inc.                           $   711,814
                                                              -----------
                  Total Food, Beverage & Tobacco              $ 1,057,335
                                                              -----------
                  Household & Personal Products - 2.3%
                  Personal Products - 2.3%
      13,795      Herbalife, Ltd.*                            $   550,421
      87,412      Nu Skin Enterprises, Inc.                     1,298,068
      29,736      Reliv' International, Inc.*                     293,792
                                                              -----------
                                                              $ 2,142,281
                                                              -----------
                  Total Household &
                  Personal Products                           $ 2,142,281
                                                              -----------
                  Health Care Equipment & Services - 8.0%
                  Health Care Equipment - 1.1%
      21,618      Analogic Corp.*                             $ 1,007,615
                                                              -----------
                  Health Care Facilities - 0.7%
       9,950      Lifepoint Hospitals, Inc.*                  $   319,694
           1      Sunrise Senior Living, Inc.*                         28
       7,765      Triad Hospitals, Inc.*                          307,339
                                                              -----------
                                                              $   627,061
                                                              -----------
                  Health Care Services - 4.0%
      15,497      Chemed Corp.                                $   845,051
      69,362      Cross Country Healthcares, Inc.*              1,261,695
      18,008      Pediatrix Medical Group, Inc.*                  815,762
      27,349      Providence Service Corp.*                       744,713
                                                              -----------
                                                              $ 3,667,221
                                                              -----------
                  Health Care Supplies - 0.9%
      61,120      Merit Medical Systems, Inc.*                $   841,011
                                                              -----------
                  Managed Health Care - 1.3%
      40,150      AMERIGROUP Corp.*                           $ 1,246,256
                                                              -----------
                  Total Health Care
                  Equipment & Services                        $ 7,389,164
                                                              -----------
                  Pharmaceuticals & Biotechnology - 0.2%
                  Biotechnology - 0.1%
       5,625      Cubist Pharmaceuticals, Inc.*               $   141,638
                                                              -----------
                  Pharmaceuticals - 0.1%
       5,100      Connetics Corp.*                            $    59,976
                                                              -----------
                  Total Pharmaceuticals &
                  Biotechnology                               $   201,614
                                                              -----------

48   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


      Shares                                                        Value
                  Banks - 5.5%
                  Regional Banks - 4.5%
      15,483      Alliance Bankshares Corp.*                  $   253,916
      21,650      Cadence Financial Corp.*                        482,146
      45,965      Cardinal Financial Corp.                        534,113
      11,445      City National Corp.                             744,955
       3,209      Signature Bank*                                 103,907
      36,508      Southwest Bancorp, Inc.*                        930,954
      31,768      Sterling Bancshares, Inc.                       595,650
      21,509      Texas Capital Bancshares, Inc.*                 501,160
                                                              -----------
                                                              $ 4,146,801
                                                              -----------
                  Thrifts & Mortgage Finance - 1.0%
      35,388      BankAtlantic Bancorp, Inc.                  $   525,158
      19,304      Provident Financial Services, Inc.              346,507
                                                              -----------
                                                              $   871,665
                                                              -----------
                  Total Banks                                 $ 5,018,466
                                                              -----------
                  Diversified Financials - 6.3%
                  Asset Management & Custody Banks - 1.8%
      87,183      Apollo Investment Corp.                     $ 1,611,142
                                                              -----------
                  Consumer Finance - 2.7%
      37,268      Advanta Corp.                               $ 1,285,442
      23,736      Cash America International, Inc.                759,552
       7,322      The First Marblehead Corp.                      416,915
                                                              -----------
                                                              $ 2,461,909
                                                              -----------
                  Investment Banking & Brokerage - 1.1%
      18,905      A.G. Edwards, Inc.                          $ 1,045,825
                                                              -----------
                  Multi-Sector Holding - 0.6%
      38,750      Compass Diversified Trust*                  $   552,963
                                                              -----------
                  Specialized Finance - 0.1%
       4,026      Nasdaq Stock Market, Inc.*                  $   120,377
                                                              -----------
                  Total Diversified Financials                $ 5,792,216
                                                              -----------
                  Insurance - 5.9%
                  Life & Health Insurance - 0.4%
      33,818      American Equity Investment Life
                  Holding*(a)                                 $   360,500
                                                              -----------
                  Multi-Line Insurance - 0.4%
     131,214      Quanta Capital Holdings*                    $   339,844
                                                              -----------
                  Property & Casualty Insurance - 2.1%
      61,034      Assured Guaranty, Ltd.                      $ 1,548,433
       1,236      National Interstate Corp.                        33,520
       7,428      Selective Insurance Group, Inc.                 415,002
                                                              -----------
                                                              $ 1,996,955
                                                              -----------

      Shares                                                        Value
                  Reinsurance - 3.0%
      43,325      IPC Holdings, Ltd.                          $ 1,068,395
      20,466      Max Re Capital, Ltd.                            446,977
      22,588      Platinum Underwriter Holdings, Ltd.             632,012
      47,217      Ram Holdings, Ltd.*                             593,518
                                                              -----------
                                                              $ 2,740,902
                                                              -----------
                  Total Insurance                             $ 5,438,201
                                                              -----------
                  Real Estate - 3.8%
                  Mortgage Real Estate Investment Trusts - 2.2%
      40,535      Annaly Mortgage Management, Inc.            $   519,253
     107,041      Deerfield Triarc Capital Corp.                1,389,392
      10,900      Hanover Capital Mortgage Holdings, Inc.          57,225
                                                              -----------
                                                              $ 1,965,870
                                                              -----------
                  Office Real Estate Investment Trusts - 1.4%
      43,195      BioMed Property Trust, Inc.                 $ 1,293,258
                                                              -----------
                  Retail Real Estate Investment Trusts - 0.2%
      19,736      Feldman Mall Properties, Inc.               $   216,307
                                                              -----------
                  Total Real Estate                           $ 3,475,435
                                                              -----------
                  Software & Services - 7.6%
                  Application Software - 4.8%
     106,102      Aspen Technology, Inc.*                     $ 1,392,058
      46,449      Bottomline Technologies, Inc.*                  378,095
      27,241      Corel Corp.*                                    328,526
      51,213      Sonic Solutions*(a)                             845,015
      23,429      SPSS, Inc.*                                     753,008
      95,989      TIBCO Software, Inc.*                           676,722
                                                              -----------
                                                              $ 4,373,424
                                                              -----------
                  IT Consulting & Other Services - 0.9%
      45,493      Gartner Group, Inc.*                        $   646,001
      14,955      NCI, Inc.*                                      195,911
                                                              -----------
                                                              $   841,912
                                                              -----------
                  Systems Software - 1.9%
     127,328      Borland Software Corp.*                     $   672,292
      34,805      Internet Security Systems, Inc.*                656,074
      20,672      Sybase, Inc.*                                   401,037
                                                              -----------
                                                              $ 1,729,403
                                                              -----------
                  Total Software & Services                   $ 6,944,739
                                                              -----------
                  Technology Hardware & Equipment - 10.1%
                  Communications Equipment - 3.3%
      28,658      Black Box Corp.                             $ 1,098,461
      39,724      Dycom Industries, Inc.*                         845,724
     150,883      Symmetricom, Inc.*                            1,066,743
                                                              -----------
                                                              $ 3,010,928
                                                              -----------
                  Computer Hardware - 1.9%
      39,061      Avid Technology, Inc.*(a)                   $ 1,301,903
     186,936      Concurrent Computer Corp.*                      487,903
                                                              -----------
                                                              $ 1,789,806
                                                              -----------

  The accompanying notes are an integral part of these financial statements.  49

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


  Shares                                                        Value
              Computer Storage & Peripherals - 0.3%
  14,214      Electronics for Imaging, Inc.*              $   296,788
                                                          -----------
              Electronic Equipment & Instruments - 1.5%
   4,344      Electro Scientific Industrials*             $    78,149
  20,990      Planar Systems, Inc.*                           252,720
  47,162      Technitrol, Inc.                              1,091,800
                                                          -----------
                                                          $ 1,422,669
                                                          -----------
              Electronic Manufacturing Services - 1.3%
  36,389      Mercury Computer Systems, Inc.*             $   560,027
  69,225      Smart Modular Technologies (WWH), Inc.*         607,796
                                                          -----------
                                                          $ 1,167,823
                                                          -----------
              Technology Distributors - 1.8%
  85,306      Insight Enterprises, Inc.*                  $ 1,625,050
                                                          -----------
              Total Technology
              Hardware & Equipment                        $ 9,313,064
                                                          -----------
              Semiconductors - 1.0%
              Semiconductor Equipment - 0.3%
  26,413      Brooks Automation, Inc.*                    $   311,673
                                                          -----------
              Semiconductors - 0.7%
  98,244      Lattice Semiconductor Corp.*                $   607,148
                                                          -----------
              Total Semiconductors                        $   918,821
                                                          -----------
              Telecommunication Services - 1.5%
              Integrated Telecommunication Services - 1.5%
 110,933      Alaska Communications Systems
              Group, Inc.                                 $ 1,403,302
                                                          -----------
              Total Telecommunication Services            $ 1,403,302
                                                          -----------
              Utilities - 2.4%
              Gas Utilities - 2.4%
  22,698      AGL Resources, Inc.                         $   865,248
  14,006      Energen Corp.                                   537,971
  21,870      People's Energy Corp.(a)                        785,352
                                                          -----------
                                                          $ 2,188,571
                                                          -----------
              Total Utilities                             $ 2,188,571
                                                          -----------
              TOTAL COMMON STOCKS
              (Cost $76,526,286)                          $82,979,668
                                                          -----------
              EXCHANGE TRADED FUNDS - 0.8%
   3,177      Russell 2000 Exchange Traded Fund(a)        $   227,791
   3,645      Russell 2000 Growth Exchange
              Traded Fund(a)                                  268,272
   3,620      Russell 2000 Value Exchange
              Traded Fund(a)                                  261,979
                                                          -----------
                                                          $   758,042
                                                          -----------
              TOTAL EXCHANGE TRADED FUNDS
              (Cost $641,672)                             $   758,042
                                                          -----------

   Principal
      Amount                                                     Value
                    TEMPORARY CASH INVESTMENTS - 15.3%
                    Repurchase Agreement - 8.3%
$  7,600,000        UBS Warburg, Inc., 4.40%, dated
                    6/30/06, repurchase price of
                    $7,600,000 plus accrued interest on
                    7/3/06 collateralized by $7,762,000
                    U.S. Treasury Bill, 5.125%, 6/30/08    $ 7,600,000
                                                           -----------
      Shares
                    Security Lending Collateral - 7.0%
   6,454,751        Securities Lending Investment
                    Fund, 5.16%                            $ 6,454,751
                                                           -----------
                    TOTAL TEMPORARY
                    CASH INVESTMENTS
                    (Cost $14,054,751)                     $14,054,751
                                                           -----------
                    TOTAL INVESTMENT
                    IN SECURITIES - 106.8%
                    (Cost $91,688,709)                     $98,140,283
                                                           -----------
                    OTHER ASSETS
                    AND LIABILITIES - (6.8)%               $(6,241,863)
                                                           -----------
                    TOTAL NET ASSETS - 100.0%              $91,898,420
                                                           ===========

*       Non-income producing security.
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2006, the value of these securities amounted to $1,401,776 or 1.5% of total net assets.
(a)     At June 30, 2006, the following securities were out on loan:

         Shares      Security                                            Value
         11,203      AFC Enterprises, Inc.*                           $  142,838
         30,931      American Equity Investment
                     Life Holding*                                       329,724
         35,725      Avid Technology, Inc.*                            1,190,714
         25,795      Bally Technologies, Inc.*                           424,844
          7,130      Basin Water, Inc.*                                   71,443
         75,701      Cambior, Inc.*                                      203,636
         69,349      Cooper Tire & Rubber*                               772,548
          4,512      Dryships, Inc.                                       48,684
         22,611      Excel Maritime Carriers ,Ltd.*                      234,024
          8,793      Fresh Del Monte Produce, Inc.*                      151,855
         58,921      Hancock Fabrics, Inc.                               196,796
         10,474      Massey Energy Co.                                   377,064
          7,717      People's Energy Corp.                               277,117
         41,939      Quintana Maritime, Ltd.                             343,900
          1,980      Rosetta Resources, Inc.*                             32,908
          2,859      Russell 2000 Exchange Traded Fund                   204,990
          3,316      Russell 2000 Growth Exchange
                     Traded Fund                                         244,058
          3,584      Russell 2000 Value Exchange
                     Traded Fund                                         259,374
         42,712      Sonic Solutions*                                    704,748
                                                                      ----------
                     Total                                            $6,211,265
                                                                      ==========


50  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
================================================================================


      Shares                                                           Value
                  COMMON STOCKS - 96.0%
                  Energy - 4.9%
                  Coal & Consumable Fuels - 1.5%
     150,010      Massey Energy Co.                             $  5,400,360
                                                                ------------
                  Integrated Oil & Gas - 1.3%
      90,310      Hess Corporation*                             $  4,772,884
                                                                ------------
                  Oil & Gas Drilling - 0.6%
      26,954      Transocean Offshore Inc.*                     $  2,164,945
                                                                ------------
                  Oil & Gas Equipment & Services - 0.7%
      53,552      Weatherford Intl, Inc.*                       $  2,657,250
                                                                ------------
                  Oil & Gas Refining & Marketing - 0.8%
      40,504      Tesoro Petroleum Corp.                        $  3,011,877
                                                                ------------
                  Total Energy                                  $ 18,007,316
                                                                ------------
                  Materials - 8.9%
                  Aluminum - 0.8%
     130,872      Novelis, Inc.                                 $  2,824,218
                                                                ------------
                  Diversified Chemical - 2.6%
      90,869      Ashland, Inc.                                 $  6,060,962
      56,792      PPG Industries, Inc.                             3,748,272
                                                                ------------
                                                                $  9,809,234
                                                                ------------
                  Diversified Metals & Mining - 0.6%
      40,417      Freeport-McMoRan Copper & Gold, Inc.
                  (Class B)                                     $  2,239,506
                                                                ------------
                  Industrial Gases - 1.8%
     101,682      Air Products & Chemicals, Inc.                $  6,499,513
                                                                ------------
                  Metal & Glass Containers - 1.7%
     171,636      Ball Corp.                                    $  6,357,397
                                                                ------------
                  Specialty Chemicals - 1.4%
     144,610      International Flavor & Fragrances, Inc.       $  5,096,056
                                                                ------------
                  Total Materials                               $ 32,825,924
                                                                ------------
                  Capital Goods - 6.1%
                  Construction & Farm Machinery
                  & Heavy Trucks - 1.5%
      67,336      Deere & Co.                                   $  5,621,883
                                                                ------------
                  Electrical Component & Equipment - 1.1%
      74,300      Thomas & Betts Corp.*                         $  3,811,590
                                                                ------------
                  Industrial Conglomerates - 1.3%
     174,210      Tyco International Ltd.                       $  4,790,775
                                                                ------------
                  Trading Companies & Distributors - 2.2%
     107,746      W.W. Grainger, Inc.                           $  8,105,732
                                                                ------------
                  Total Capital Goods                           $ 22,329,980
                                                                ------------
                  Commercial Services & Supplies - 2.4%
                  Commercial Printing - 1.0%
     120,793      R.R. Donnelly & Sons Co.                      $  3,859,336
                                                                ------------

      Shares                                                           Value
                  Environmental & Facilities Services - 1.4%
     123,873      Republic Services, Inc.                       $  4,997,037
                                                                ------------
                  Total Commercial
                  Services & Supplies                           $  8,856,373
                                                                ------------
                  Transportation - 1.3%
                  Railroads - 1.3%
      67,400      CSX Corp.*                                    $  4,747,656
                                                                ------------
                  Total Transportation                          $  4,747,656
                                                                ------------
                  Automobiles & Components - 2.4%
                  Auto Parts & Equipment - 1.1%
      60,400      Borg-Warner Automotive Inc.                   $  3,932,040
                                                                ------------
                  Motorcycle Manufacturers - 1.3%
      86,410      Harley -Davidson, Inc.                        $  4,743,045
                                                                ------------
                  Total Automobiles & Components                $  8,675,085
                                                                ------------
                  Consumer Services - 2.6%
                  Casinos & Gaming - 1.7%
      91,210      Harrah's Entertainment, Inc.*                 $  6,492,328
                                                                ------------
                  Hotels, Resorts & Cruise Lines - 0.9%
      84,779      Royal Caribbean Cruises, Ltd.                 $  3,242,797
                                                                ------------
                  Total Consumer Services                       $  9,735,125
                                                                ------------
                  Media - 4.6%
                  Advertising - 1.5%
     658,080      The Interpublic Group of Companies, Inc.*     $  5,494,968
                                                                ------------
                  Broadcasting & Cable Television - 3.1%
     248,222      Clear Channel Communications, Inc.            $  7,682,471
     140,715      Entercom Communications Corp.*                   3,681,104
                                                                ------------
                                                                $ 11,363,575
                                                                ------------
                  Total Media                                   $ 16,858,543
                                                                ------------
                  Retailing - 2.0%
                  Apparel Retail - 0.6%
      40,600      Abercrombie & Fitch Co.                       $  2,250,458
                                                                ------------
                  Department Stores - 1.4%
      26,522      Federated Department Stores, Inc.*            $    970,705
      60,500      J.C. Penney Co., Inc.                            4,084,355
                                                                ------------
                                                                $  5,055,060
                                                                ------------
                  Total Retailing                               $  7,305,518
                                                                ------------
                  Food & Drug Retailing - 3.1%
                  Drug Retail - 0.7%
      80,850      CVS Corp.                                     $  2,482,095
                                                                ------------
                  Food Retail - 2.4%
     345,308      Safeway, Inc.                                 $  8,978,008
                                                                ------------
                  Total Food & Drug Retailing                   $ 11,460,103
                                                                ------------

  The accompanying notes are an integral part of these financial statements.  51

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


      Shares                                                          Value
                  Food, Beverage & Tobacco - 5.7%
                  Brewers - 1.9%
     100,531      Molson Coors Brewing Co. (Class B)           $  6,824,044
                                                               ------------
                  Packaged Foods & Meats - 1.7%
      90,535      H.J. Heinz Co., Inc.                         $  3,731,853
      54,300      William Wrigley Jr. Co.                         2,463,048
                                                               ------------
                                                               $  6,194,901
                                                               ------------
                  Tobacco - 2.1%
     174,410      UST, Inc.*                                   $  7,881,588
                                                               ------------
                  Total Food, Beverage & Tobacco               $ 20,900,533
                                                               ------------
                  Health Care Equipment & Services - 6.0%
                  Health Care Equipment - 1.0%
     223,910      Boston Scientific Corp.*                     $  3,770,644
                                                               ------------
                  Health Care Facilities - 1.1%
     292,879      Tenet Healthcare Corp.*                      $  2,044,295
      45,224      Triad Hospitals, Inc.*                          1,789,966
                                                               ------------
                                                               $  3,834,261
                                                               ------------
                  Health Care Services - 1.7%
     101,362      Laboratory Corporation of
                  America Holdings*                            $  6,307,757
                                                               ------------
                  Managed Health Care - 2.2%
      83,614      CIGNA Corp.                                  $  8,236,815
                                                               ------------
                  Total Health Care
                  Equipment & Services                         $ 22,149,477
                                                               ------------
                  Pharmaceuticals & Biotechnology - 1.1%
                  Pharmaceuticals - 1.1%
      26,856      Shire Pharmaceuticals Group Plc (A.D.R.)     $  1,187,841
      93,910      Teva Pharmaceutical Industries, Ltd.            2,966,617
                                                               ------------
                                                               $  4,154,458
                                                               ------------
                  Total Pharmaceuticals &
                  Biotechnology                                $  4,154,458
                                                               ------------
                  Banks - 9.9%
                  Regional Banks - 7.3%
      34,956      City National Corp.                          $  2,275,286
     124,225      KeyCorp                                         4,432,348
     100,710      Marshall & Ilsley Corp.                         4,606,475
      83,610      PNC Bank Corp.                                  5,866,914
      53,900      Regions Financial Corp.                         1,785,168
     121,310      TCF Financial Corp.*                            3,208,650
      57,200      Zions Bancorporation                            4,458,168
                                                               ------------
                                                               $ 26,633,009
                                                               ------------
                  Thrifts & Mortgage Finance - 2.6%
     242,021      Hudson City Bancorp, Inc.                    $  3,226,140
     144,599      The PMI Group, Inc.                             6,446,223
                                                               ------------
                                                               $  9,672,363
                                                               ------------
                  Total Banks                                  $ 36,305,372
                                                               ------------

      Shares                                                          Value
                  Diversified Financials - 3.6%
                  Asset Management & Custody Banks - 3.0%
     155,014      Federated Investors, Inc.*                   $  4,882,941
      19,900      Legg Mason, Inc.*                               1,980,448
     120,459      Mellon Bank Corp.                               4,147,403
                                                               ------------
                                                               $ 11,010,792
                                                               ------------
                  Investment Banking & Brokerage - 0.6%
      94,500      E*TRADE Group, Inc.*                         $  2,156,490
                                                               ------------
                  Total Diversified Financials                 $ 13,167,282
                                                               ------------
                  Insurance - 7.5%
                  Insurance Brokers - 1.2%
     128,510      Aon Corp.*                                   $  4,474,718
                                                               ------------
                  Life & Health Insurance - 2.1%
     416,511      UNUM Corp.                                   $  7,551,344
                                                               ------------
                  Multi-Line Insurance - 2.0%
      47,260      Assurant, Inc.                               $  2,287,384
     148,028      Genworth Financial, Inc.                        5,157,296
                                                               ------------
                                                               $  7,444,680
                                                               ------------
                  Property & Casualty Insurance - 1.2%
      21,567      Ambac Financial Group, Inc.*                 $  1,749,084
       5,698      White Mountains Insurance Group, Ltd.           2,774,926
                                                               ------------
                                                               $  4,524,010
                                                               ------------
                  Reinsurance - 1.0%
     127,992      Platinum Underwriter Holdings, Ltd.          $  3,581,216
                                                               ------------
                  Total Insurance                              $ 27,575,968
                                                               ------------
                  Real Estate - 2.1%
                  Industrial Real Estate Investment Trusts - 0.8%
      53,900      ProLogis Trust                               $  2,809,268
                                                               ------------
                  Mortgage Real Estate Investment Trusts - 0.8%
     220,210      Annaly Mortgage Management, Inc.             $  2,820,890
                                                               ------------
                  Specialized Real Estate Investment Trusts - 0.5%
      93,210      Host Hotels & Resorts, Inc.*                 $  2,038,503
                                                               ------------
                  Total Real Estate                            $  7,668,661
                                                               ------------
                  Software & Services - 1.0%
                  Data Processing & Outsourced Services - 1.0%
     269,882      The BISYS Group, Inc.*                       $  3,697,383
                                                               ------------
                  Total Software & Services                    $  3,697,383
                                                               ------------
                  Technology Hardware & Equipment - 9.3%
                  Communications Equipment - 1.2%
     270,020      Juniper Networks, Inc.*                      $  4,317,620
                                                               ------------
                  Computer Hardware - 4.1%
     182,110      Dell, Inc.*                                  $  4,445,305
     215,810      NCR Corp.*                                      7,907,278
     168,910      Palm, Inc.*                                     2,719,451
                                                               ------------
                                                               $ 15,072,034
                                                               ------------

52  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


  Shares                                                          Value
              Electronic Equipment & Instruments - 1.7%
 590,910      Symbol Technologies, Inc.*                   $  6,375,919
                                                           ------------
              Office Electronics - 2.3%
 606,719      Xerox Corp.*                                 $  8,439,461
                                                           ------------
              Total Technology
              Hardware & Equipment                         $ 34,205,034
                                                           ------------
              Semiconductors - 1.6%
              Semiconductors - 1.6%
 195,710      Freescale Semiconductor, Inc. (Class B)*     $  5,753,874
                                                           ------------
              Total Semiconductors                         $  5,753,874
                                                           ------------
              Telecommunication Services - 0.2%
              Integrated Telecommunication Services - 0.2%
 138,313      Cincinnati Bell, Inc.*                       $    567,083
                                                           ------------
              Total Telecommunication Services             $    567,083
                                                           ------------
              Utilities - 9.9%
              Electric Utilities - 4.6%
 114,310      Allegheny Energy, Inc.*                      $  4,237,472
 135,581      Edison International                            5,287,659
  86,810      Firstenergy Corp.                               4,705,970
  85,700      PPL Corp.*                                      2,768,110
                                                           ------------
                                                           $ 16,999,211
                                                           ------------
              Gas Utilities - 1.6%
  73,800      Questar Corp.                                $  5,940,162
                                                           ------------
              Indep Power Producer & Energy Traders - 1.5%
 113,166      NRG Energy, Inc.*                            $  5,452,338
                                                           ------------
              Multi-Utilities - 2.2%
 110,084      NSTAR                                        $  3,148,402
 120,971      PG&E Corp.                                      4,751,744
                                                           ------------
                                                           $  7,900,146
                                                           ------------
              Total Utilities                              $ 36,291,857
                                                           ------------
              TOTAL COMMON STOCKS
              (Cost $332,079,994)                          $353,238,605
                                                           ------------

 Principal
  Amount                                                        Value
                 TEMPORARY CASH INVESTMENTS - 4.6%
                 Repurchase Agreement - 4.6%
$16,800,000      UBS Warburg, Inc., 4.4%, dated
                 6/30/06, repurchase price of
                 $16,800,000 plus accrued interest on
                 7/3/06 collateralized by $17,158,000
                 U.S. Treasury Bill, 5.125%, 6/30/08     $ 16,800,000
                                                         ------------
                 TOTAL TEMPORARY
                 CASH INVESTMENTS
                 (Cost $16,800,000)                      $ 16,800,000
                                                         ------------
                 TOTAL INVESTMENT
                 IN SECURITIES - 100.6%
                 (Cost $348,879,994)                     $370,038,605
                                                         ------------
                 OTHER ASSETS
                 AND LIABILITIES - (0.6)%                $ (2,101,567)
                                                         ------------
                 TOTAL NET ASSETS - 100.0%               $367,937,038
                                                         ============

*    Non-income producing security.

  The accompanying notes are an integral part of these financial statements.  53

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
================================================================================


      Shares                                                        Value
                  COMMON STOCKS - 100.5%
                  Energy - 2.0%
                  Integrated Oil & Gas - 2.0%
       5,500      ConocoPhillips                              $   360,415
       8,000      Repsol SA (A.D.R.)                              224,480
                                                              -----------
                                                              $   584,895
                                                              -----------
                  Total Energy                                $   584,895
                                                              -----------
                  Materials - 1.8%
                  Diversified Chemical - 1.8%
      14,100      Dow Chemical Co.                            $   550,323
                                                              -----------
                  Total Materials                             $   550,323
                                                              -----------
                  Capital Goods - 12.0%
                  Aerospace & Defense - 3.9%
       3,800      L-3 Communications Holdings, Inc.           $   286,596
      13,700      United Technologies Corp.                       868,854
                                                              -----------
                                                              $ 1,155,450
                                                              -----------
                  Industrial Conglomerates - 8.1%
       9,600      3M Co.                                      $   775,392
      32,100      General Electric Co.                          1,058,016
      21,500      Tyco International, Ltd.                        591,250
                                                              -----------
                                                              $ 2,424,658
                                                              -----------
                  Total Capital Goods                         $ 3,580,108
                                                              -----------
                  Consumer Durables & Apparel - 1.3%
                  Footwear - 1.3%
       5,000      Nike, Inc.                                  $   405,000
                                                              -----------
                  Total Consumer Durables & Apparel           $   405,000
                                                              -----------
                  Consumer Services - 1.3%
                  Hotels, Resorts & Cruise Lines - 1.3%
       9,400      Carnival Corp.                              $   392,356
                                                              -----------
                  Total Consumer Services                     $   392,356
                                                              -----------
                  Media - 2.1%
                  Broadcasting & Cable TV - 1.1%
       3,775      Liberty Media Holding Corp.*                $   316,232
                                                              -----------
                  Movies & Entertainment - 1.0%
       8,350      Viacom, Inc. (Class B)                      $   299,264
                                                              -----------
                  Total Media                                 $   615,496
                                                              -----------
                  Retailing - 7.1%
                  Apparel Retail - 3.6%
      10,600      Abercrombie & Fitch Co.                     $   587,558
      21,100      TJX Companies, Inc.                             482,346
                                                              -----------
                                                              $ 1,069,904
                                                              -----------
                  Home Improvement Retail - 3.5%
      29,400      Home Depot, Inc.                            $ 1,052,226
                                                              -----------
                  Total Retailing                             $ 2,122,130
                                                              -----------

      Shares                                                        Value
                  Food & Drug Retailing - 2.2%
                  Drug Retail - 2.2%
      21,700      CVS Corp.                                   $   666,190
                                                              -----------
                  Total Food & Drug Retailing                 $   666,190
                                                              -----------
                  Food, Beverage & Tobacco - 4.9%
                  Soft Drinks - 0.8%
       2,700      Fomento Economico Mexicano SA de CV*        $   226,044
                                                              -----------
                  Tobacco - 4.1%
      16,800      Altria Group, Inc.                          $ 1,233,624
                                                              -----------
                  Total Food, Beverage & Tobacco              $ 1,459,668
                                                              -----------
                  Household & Personal Products - 3.5%
                  Household Products - 3.5%
      18,800      Procter & Gamble Co.                        $ 1,045,280
                                                              -----------
                  Total Household &
                  Personal Products                           $ 1,045,280
                                                              -----------
                  Health Care Equipment & Services - 7.9%
                  Health Care Equipment - 5.5%
      14,600      Biomet, Inc.                                $   456,834
      71,353      Boston Scientific Corp.*                      1,201,585
                                                              -----------
                                                              $ 1,658,419
                                                              -----------
                  Health Care Supplies - 1.2%
       7,800      Cooper Companies, Inc.(a)                   $   345,462
                                                              -----------
                  Managed Health Care - 1.2%
       9,000      Aetna, Inc.*                                $   359,370
                                                              -----------
                  Total Health Care
                  Equipment & Services                        $ 2,363,251
                                                              -----------
                  Pharmaceuticals & Biotechnology - 15.6%
                  Biotechnology - 5.8%
      18,458      Amgen, Inc.*                                $ 1,204,015
       8,900      Gilead Sciences, Inc.*                          526,524
                                                              -----------
                                                              $ 1,730,539
                                                              -----------
                  Pharmaceuticals - 9.8%
      12,400      Astrazeneca Plc (A.D.R.)                    $   741,768
       9,700      Eli Lilly & Co.                                 536,119
      11,300      Johnson & Johnson                               677,096
      16,892      Par Pharmaceutical Co., Inc.*(a)                311,826
      20,904      Teva Pharmaceutical Industries, Ltd.(a)         660,357
                                                              -----------
                                                              $ 2,927,166
                                                              -----------
                  Total Pharmaceuticals &
                  Biotechnology                               $ 4,657,705
                                                              -----------
                  Diversified Financials - 5.5%
                  Asset Management & Custody Banks - 2.2%
       5,400      Franklin Resources, Inc.*                   $   468,774
       2,000      Legg Mason, Inc.*                               199,040
                                                              -----------
                                                              $   667,814
                                                              -----------

54  The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


      Shares                                                  Value
                  Consumer Finance - 2.3%
      12,600      American Express Co.                  $   670,572
                                                        -----------
                  Investment Banking & Brokerage - 1.0%
       4,300      Merrill Lynch & Co., Inc.             $   299,108
                                                        -----------
                  Total Diversified Financials          $ 1,637,494
                                                        -----------
                  Software & Services - 7.9%
                  Systems Software - 7.9%
      36,900      Macrovision Corp.*                    $   794,088
      67,300      Microsoft Corp.                         1,568,090
                                                        -----------
                                                        $ 2,362,178
                                                        -----------
                  Total Software & Services             $ 2,362,178
                                                        -----------
                  Technology Hardware & Equipment - 18.3%
                  Communications Equipment - 12.3%
      64,050      Cisco Systems, Inc.*                  $ 1,250,897
      23,300      Corning, Inc.*                            563,627
       6,060      F5 Networks, Inc.*                        324,089
      18,000      Foundry Networks, Inc.*                   191,880
      40,380      Juniper Networks, Inc.*                   645,676
      35,500      Motorola, Inc.                            715,325
                                                        -----------
                                                        $ 3,691,494
                                                        -----------
                  Computer Hardware - 6.0%
      11,100      Apple Computer, Inc.*                 $   634,032
      35,800      Dell, Inc.*                               873,878
      18,070      Palm, Inc.*(a)                            290,927
                                                        -----------
                                                        $ 1,798,837
                                                        -----------
                  Total Technology
                  Hardware & Equipment                  $ 5,490,331
                                                        -----------
                  Semiconductors - 4.4%
                  Semiconductors - 4.4%
      10,790      Maxim Integrated Products*            $   346,467
      31,800      Texas Instruments, Inc.                   963,222
                                                        -----------
                                                        $ 1,309,689
                                                        -----------
                  Total Semiconductors                  $ 1,309,689
                                                        -----------
                  Utilities - 2.7%
                  Independent Power Producer &
                  Energy Traders - 2.7%
      13,800      TXU Corp.                             $   825,102
                                                        -----------
                  Total Utilities                       $   825,102
                                                        -----------
                  TOTAL COMMON STOCKS
                  (Cost $30,881,619)                    $30,067,196
                                                        -----------

      Shares                                                  Value
                  TEMPORARY CASH INVESTMENTS - 5.1%
                  Security Lending Collateral - 5.1%
   1,519,655      Securities Lending Investment
                  Fund, 5.16%                           $ 1,519,655
                                                        -----------
                  TOTAL TEMPORARY CASH
                  INVESTMENTS
                  (Cost $1,519,655)                     $ 1,519,655
                                                        -----------
                  TOTAL INVESTMENT
                  IN SECURITIES - 105.6%
                  (Cost $32,401,274)                    $31,586,851
                                                        -----------
                  OTHER ASSETS
                  AND LIABILITIES - (5.6)%              $(1,673,720)
                                                        -----------
                  TOTAL NET ASSETS - 100.0%             $29,913,131
                                                        ===========

*        Non-income producing security.
(A.D.R.) American Depositary Receipt.
(a)      At June 30, 2006, the following securities were out on loan:

         Shares      Security                                              Value
          7,722      Cooper Companies, Inc.                          $   342,007
         14,820      Palm, Inc.*                                         238,602
         11,514      Par Pharmaceutical Co., Inc.*                       212,548
         20,695      Teva Pharmaceutical Industries, Ltd.                653,755
                                                                     -----------
                     Total                                           $ 1,446,912
                                                                     ===========


  The accompanying notes are an integral part of these financial statements.  55

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
================================================================================


     Shares                                                     Value
              COMMON STOCKS - 98.3%
              Consumer Services - 3.8%
              Hotels, Resorts & Cruise Lines - 3.8%
     74,000   Hilton Hotels Corp.                       $   2,092,720
     30,000   Starwood Hotels & Resorts*                    1,810,200
                                                        -------------
                                                        $   3,902,920
                                                        -------------
              Total Consumer Services                   $   3,902,920
                                                        -------------
              Real Estate - 94.5%
              Diversified Real Estate Investment Trusts - 8.8%
     82,500   Liberty Property Trust (a)                $   3,646,500
     18,000   PS Business Parks, Inc.                       1,062,000
     52,700   Spirit Finance Corp.                            593,402
     39,000   Vornado Realty Trust                          3,804,450
                                                        -------------
                                                        $   9,106,352
                                                        -------------
              Industrial Real Estate Investment Trusts - 7.4%
     35,000   AMB Property Corp.                        $   1,769,250
     17,700   First Potomac Realty Trust                      527,283
    103,500   ProLogis Trust                                5,394,420
                                                        -------------
                                                        $   7,690,953
                                                        -------------
              Mortgage Real Estate Investment Trusts - 0.8%
     23,500   iStar Financial, Inc.                     $     887,125
                                                        -------------
              Office Real Estate Investment Trusts - 18.1%
     28,000   BioMed Property Trust, Inc.               $     838,320
     62,000   Boston Properties, Inc.                       5,604,800
     71,000   Brandywine Realty Trust                       2,284,070
      7,000   Carramerica Realty Corp.                        311,850
     26,500   Corporate Office Properties (a)               1,115,120
     30,000   Duke Realty Investments, Inc.                 1,054,500
     44,500   Equity Office Properties Trust (a)            1,624,695
     55,500   Highwoods Properties, Inc.                    2,007,990
     20,000   Kilroy Realty Corp.                           1,445,000
     13,500   Mack-Cali Realty Corp.                          619,920
     65,000   Trizec Properties, Inc.                       1,861,600
                                                        -------------
                                                        $  18,767,865
                                                        -------------
              Real Estate Management & Development - 3.3%
    108,000   Brookfield Properties Corp. (a)           $   3,474,360
                                                        -------------
              Residential Real Estate Investment Trusts - 19.5%
     23,100   Apartment Investment & Management Co.     $   1,003,695
     74,500   Archstone Communities Trust                   3,789,815
     45,000   AvalonBay Communities, Inc. (a)               4,977,900
     39,000   Camden Property Trust                         2,868,450
      8,000   Equity Lifestyle Properties, Inc.               350,640
    109,000   Equity Residential Property Trust (a)         4,875,570
     13,900   Home Properties, Inc.*(a)                       771,589
     57,000   United Dominion Realty Trust                  1,596,570
                                                        -------------
                                                        $  20,234,229
                                                        -------------

     Shares                                                     Value
              Retail Real Estate Investment Trusts - 25.8%
     67,000   Developers Diversifies Realty Corp.       $   3,496,060
     35,200   Federal Realty Investment Trust               2,464,000
     63,000   General Growth Properties, Inc.               2,838,780
     52,500   Kimco Realty Corp. (a)                        1,915,725
     40,900   Kite Realty Group Trust                         637,631
     33,000   Pan Pacific Retail Properties, Inc.           2,289,210
     37,000   Regency Centers Corp.                         2,299,550
     89,000   Simon DeBartolo Group, Inc.                   7,381,660
     48,000   Taubman Centers, Inc.                         1,963,200
     20,900   The Macerich Co.                              1,467,180
                                                        -------------
                                                        $  26,752,996
                                                        -------------
              Specialized Real Estate Investment Trusts - 10.8%
     41,000   Extra Space Storage, Inc.*                $     665,840
     11,000   Healthcare Realty Trust, Inc.                   350,350
     12,000   Hospitality Properties Trust                    527,040
    190,000   Host Hotels & Resorts, Inc.*(a)               4,155,300
     34,500   Nationwide Health Properties, Inc.*             776,595
     42,100   Public Storage, Inc.                          3,195,390
     13,500   Shurgard Storage Centers, Inc.                  843,750
     20,000   Strategic Hotels & Resorts, Inc.*               414,800
     14,500   U-Store-It Trust*                               273,470
                                                        -------------
                                                        $  11,202,535
                                                        -------------
              Total Real Estate                         $  98,116,415
                                                        -------------
              TOTAL COMMON STOCKS
              (Cost $56,906,299)                        $ 102,019,335
                                                        -------------
              TEMPORARY CASH INVESTMENT - 18.5%
              Security Lending Collateral - 18.5%
 19,238,901   Securities Lending Investment
              Fund, 5.16%                               $  19,238,901
                                                        -------------
              TOTAL TEMPORARY CASH
              INVESTMENT
              (Cost $19,238,901)                        $  19,238,901
                                                        -------------
              TOTAL INVESTMENT
              IN SECURITIES - 116.8%
              (Cost $76,145,200)                        $ 121,258,236
                                                        -------------
              OTHER ASSETS
              AND LIABILITIES - (16.8)%                 $ (17,416,823)
                                                        -------------
              TOTAL NET ASSETS - 100.0%                 $ 103,841,413
                                                        =============

*        Non-income producing security.
(a)      At June 30, 2006, the following securities were out on loan:


          Shares   Security                                             Value
          35,000   AvalonBay Communities, Inc.                     $  3,871,700
          52,400   Brookfield Properties Corp.                        1,685,708
          26,235   Corporate Office Properties                        1,103,969
          44,055   Equity Office Properties Trust                     1,608,448
          31,910   Equity Residential Property Trust                  1,427,334
          13,761   Home Properties, Inc.*                               763,873
         188,100   Host Hotels & Resorts, Inc.*                       4,113,747
          20,200   Kimco Realty Corp.                                   737,098
          81,675   Liberty Property Trust                             3,610,035
                                                                   ------------
                   Total                                           $ 18,921,912
                                                                   ============


56   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
================================================================================


      Shares                                                   Value
                  COMMON STOCKS - 96.2%
                  Energy - 7.6%
                  Integrated Oil & Gas - 5.8%
     179,531      Chevron Corp.                         $ 11,141,694
      88,025      ConocoPhillips                           5,768,278
     114,668      Exxon Mobil Corp.                        7,034,882
      53,725      Occidental Petroleum Corp.               5,509,499
                                                        ------------
                                                        $ 29,454,353
                                                        ------------
                  Oil & Gas Equipment & Services - 0.4%
      42,162      Weatherford Intl, Inc.*               $  2,092,078
                                                        ------------
                  Oil & Gas Exploration & Production - 1.4%
      61,094      Apache Corp.                          $  4,169,666
      67,515      Pioneer Natural Resources Co.            3,133,371
                                                        ------------
                                                        $  7,303,037
                                                        ------------
                  Total Energy                          $ 38,849,468
                                                        ------------
                  Materials - 5.0%
                  Aluminum - 0.5%
      72,726      Alcoa, Inc.                           $  2,353,413
                                                        ------------
                  Diversified Chemical - 0.8%
      70,100      Dow Chemical Co.                      $  2,736,003
      37,427      E.I. du Pont de Nemours and Co.          1,556,963
                                                        ------------
                                                        $  4,292,966
                                                        ------------
                  Diversified Metals & Mining - 2.5%
      98,510      Inco, Ltd.*                           $  6,491,809
     122,524      Rio Tinto Plc                            6,473,996
                                                        ------------
                                                        $ 12,965,805
                                                        ------------
                  Industrial Gases - 0.9%
      25,334      Air Products & Chemicals, Inc.        $  1,619,349
      53,762      Praxair, Inc.                            2,903,148
                                                        ------------
                                                        $  4,522,497
                                                        ------------
                  Specialty Chemicals - 0.3%
      37,481      Ecolab, Inc.                          $  1,520,979
                                                        ------------
                  Total Materials                       $ 25,655,660
                                                        ------------
                  Capital Goods - 9.7%
                  Aerospace & Defense - 2.6%
      86,022      General Dynamics Corp.                $  5,631,000
       7,100      Lockheed Martin Corp.*                     509,354
     111,683      United Technologies Corp.                7,082,936
                                                        ------------
                                                        $ 13,223,290
                                                        ------------
                  Building Products - 0.0%
       8,309      Masco Corp.                           $    246,279
                                                        ------------

      Shares                                                   Value
                  Construction & Farm Machinery &
                  Heavy Trucks - 4.5%
      99,679      Caterpillar, Inc.                     $  7,424,092
      94,266      Deere & Co.                              7,870,268
      91,215      PACCAR, Inc.                             7,514,292
                                                        ------------
                                                        $ 22,808,652
                                                        ------------
                  Electrical Component & Equipment - 1.2%
      48,640      Emerson Electric Co.                  $  4,076,518
      29,606      Rockwell International Corp.             2,131,928
                                                        ------------
                                                        $  6,208,446
                                                        ------------
                  Industrial Conglomerates - 1.1%
       7,200      3M Co.                                $    581,544
     154,654      General Electric Co.                     5,097,396
                                                        ------------
                                                        $  5,678,940
                                                        ------------
                  Industrial Machinery - 0.3%
      16,367      Parker Hannifin Corp.                 $  1,270,079
                                                        ------------
                  Total Capital Goods                   $ 49,435,686
                                                        ------------
                  Transportation - 3.9%
                  Airlines - 0.4%
     135,293      Southwest Airlines Co.                $  2,214,746
                                                        ------------
                  Railroads - 3.5%
      74,802      Burlington Northern, Inc.             $  5,928,059
     222,911      Norfolk Southern Corp.                  11,863,323
                                                        ------------
                                                        $ 17,791,382
                                                        ------------
                  Total Transportation                  $ 20,006,128
                                                        ------------
                  Automobiles & Components - 2.3%
                  Auto Parts & Equipment - 1.5%
      91,445      Johnson Controls, Inc.                $  7,518,608
                                                        ------------
                  Automobile Manufacturers - 0.8%
     628,984      Ford Motor Corp.                      $  4,358,859
                                                        ------------
                  Total Automobiles & Components        $ 11,877,467
                                                        ------------
                  Consumer Durables & Apparel - 0.2%
                  Apparel, Accessories & Luxury Goods - 0.2%
      23,883      Liz Claiborne, Inc.                   $    885,104
                                                        ------------
                  Total Consumer Durables & Apparel     $    885,104
                                                        ------------
                  Consumer Services - 0.1%
                  Restaurants - 0.1%
      14,325      Yum! Brands, Inc.                     $    720,118
                                                        ------------
                  Total Consumer Services               $    720,118
                                                        ------------
                  Media - 5.2%
                  Advertising - 0.7%
      42,090      Omnicom Group                         $  3,749,798
                                                        ------------
                  Movies & Entertainment - 1.0%
     162,516      The Walt Disney Co.                   $  4,875,480
                                                        ------------

  The accompanying notes are an integral part of these financial statements.  57

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


      Shares                                                      Value
                  Publishing - 3.5%
      41,058      Elsevier NV                              $    617,338
      64,140      Gannett Co.                                 3,587,350
     125,263      John Wiley & Sons, Inc.                     4,158,732
     188,438      McGraw-Hill Co., Inc.                       9,465,241
                                                           ------------
                                                           $ 17,828,661
                                                           ------------
                  Total Media                              $ 26,453,939
                                                           ------------
                  Retailing - 4.7%
                  Computer & Electronics Retail - 0.1%
       9,295      GameStop Corp. (Class B)*                $    318,354
                                                           ------------
                  Department Stores - 1.8%
     100,356      Federated Department Stores, Inc.*       $  3,673,030
     147,889      Nordstrom, Inc.                             5,397,949
                                                           ------------
                                                           $  9,070,979
                                                           ------------
                  General Merchandise Stores - 1.5%
     150,713      Target Corp.                             $  7,365,344
                                                           ------------
                  Home Improvement Retail - 0.8%
      70,792      Lowe's Companies, Inc.                   $  4,294,951
                                                           ------------
                  Specialty Stores - 0.5%
      29,018      Barnes & Noble, Inc.                     $  1,059,157
      69,072      Staples, Inc.*                              1,679,831
                                                           ------------
                                                           $  2,738,988
                                                           ------------
                  Total Retailing                          $ 23,788,616
                                                           ------------
                  Food & Drug Retailing - 3.3%
                  Drug Retail - 2.1%
      75,467      CVS Corp.                                $  2,316,837
     190,303      Walgreen Co.                                8,533,187
                                                           ------------
                                                           $ 10,850,024
                                                           ------------
                  Food Distributors - 1.0%
     161,566      Sysco Corp.                              $  4,937,457
                                                           ------------
                  Hypermarkets & Supercenters - 0.2%
      19,649      Costco Wholesale Corp.                   $  1,122,547
                                                           ------------
                  Total Food & Drug Retailing              $ 16,910,028
                                                           ------------
                  Food, Beverage & Tobacco - 5.2%
                  Packaged Foods & Meats - 3.9%
     118,941      Campbell Soup Co.                        $  4,413,901
      76,411      General Mills, Inc.                         3,947,392
     108,055      H.J. Heinz Co., Inc.                        4,454,027
      82,795      Hershey Foods Corp.                         4,559,521
      23,685      Kellogg Co.                                 1,147,065
      73,473      Sara Lee Corp.                              1,177,037
                                                           ------------
                                                           $ 19,698,943
                                                           ------------
                  Soft Drinks - 1.3%
     113,124      PepsiCo, Inc.                            $  6,791,965
                                                           ------------
                  Total Food, Beverage & Tobacco           $ 26,490,908
                                                           ------------

      Shares                                                      Value
                  Household & Personal Products - 1.8%
                  Household Products - 1.3%
      14,255      Clorox Co.                               $    869,127
      96,982      Colgate-Palmolive Co.                       5,809,222
                                                           ------------
                                                           $  6,678,349
                                                           ------------
                  Personal Products - 0.5%
      67,208      Estee Lauder Co.*                        $  2,598,933
                                                           ------------
                  Total Household &
                  Personal Products                        $  9,277,282
                                                           ------------
                  Health Care Equipment & Services - 4.0%
                  Health Care Equipment - 4.0%
      71,108      Becton, Dickinson & Co.                  $  4,346,832
     103,638      Biomet, Inc.                                3,242,833
      63,800      C. R. Bard, Inc.                            4,673,988
      50,339      Medtronic, Inc.                             2,361,906
     104,000      St. Jude Medical, Inc.*                     3,371,680
      39,300      Zimmer Holdings, Inc.*                      2,229,096
                                                           ------------
                                                           $ 20,226,335
                                                           ------------
                  Total Health Care
                  Equipment & Services                     $ 20,226,335
                                                           ------------
                  Pharmaceuticals & Biotechnology - 8.1%
                  Biotechnology - 0.7%
      53,778      Amgen, Inc.*                             $  3,507,939
                                                           ------------
                  Pharmaceuticals - 7.4%
     102,710      Abbott Laboratories                      $  4,479,183
      53,017      Barr Laboratorie, Inc.*                     2,528,381
     132,985      Bristol-Myers Squibb Co.                    3,438,992
      80,039      Eli Lilly & Co.                             4,423,756
      72,158      Johnson & Johnson                           4,323,707
      95,767      Merck & Co., Inc.                           3,488,792
      77,980      Novartis AG (A.D.R.)*                       4,204,682
     134,400      Pfizer, Inc.                                3,154,368
      36,377      Roche Holdings AG (A.D.R.)*                 3,006,486
     175,915      Schering-Plough Corp.                       3,347,662
      44,611      Teva Pharmaceutical Industries, Ltd.        1,409,261
                                                           ------------
                                                           $ 37,805,270
                                                           ------------
                  Total Pharmaceuticals &
                  Biotechnology                            $ 41,313,209
                                                           ------------
                  Banks - 8.8%
                  Diversified Banks - 3.7%
     235,635      U.S. Bancorp                             $  7,276,409
      39,577      Wachovia Corp.                              2,140,324
     140,973      Wells Fargo & Co.                           9,456,469
                                                           ------------
                                                           $ 18,873,202
                                                           ------------


58  The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


      Shares                                                          Value
                  Regional Banks - 3.3%
      25,377      Compass Bancshares Inc.*                     $  1,410,961
      83,035      First Horizon National Corp.                    3,338,007
     170,284      National City Corp.                             6,162,578
      55,102      SunTrust Banks, Inc.                            4,202,079
      21,817      Zions Bancorporation                            1,700,417
                                                               ------------
                                                               $ 16,814,042
                                                               ------------
                  Thrifts & Mortgage Finance - 1.8%
      34,700      Golden West Financial Corp.                  $  2,574,740
     146,301      Washington Mutual, Inc.                         6,668,400
                                                               ------------
                                                               $  9,243,140
                                                               ------------
                  Total Banks                                  $ 44,930,384
                                                               ------------
                  Diversified Financials - 6.5%
                  Asset Management & Custody Banks - 3.3%
      43,970      Federated Investors, Inc.*                   $  1,385,055
     104,482      State Street Corp.                              6,069,359
     249,606      T. Rowe Price Associates, Inc.                  9,437,603
                                                               ------------
                                                               $ 16,892,017
                                                               ------------
                  Consumer Finance - 1.2%
     112,725      American Express Co.                         $  5,999,225
                                                               ------------
                  Investment Banking & Brokerage - 0.8%
      58,452      Merrill Lynch & Co., Inc.                    $  4,065,921
                                                               ------------
                  Diversified Financial Services - 1.2%
      86,529      Bank of America Corp.                        $  4,162,045
      42,750      Citigroup, Inc.                                 2,062,260
                                                               ------------
                                                               $  6,224,305
                                                               ------------
                  Total Diversified Financials                 $ 33,181,468
                                                               ------------
                  Insurance - 2.4%
                  Life & Health Insurance - 0.5%
      49,100      MetLife, Inc.                                $  2,514,411
                                                               ------------
                  Multi-Line Insurance - 0.2%
      13,522      Hartford Financial Services Group, Inc.      $  1,143,961
                                                               ------------
                  Property & Casualty Insurance - 1.7%
     137,506      Chubb Corp.                                  $  6,861,549
      34,082      Safeco Corp.                                    1,920,521
                                                               ------------
                                                               $  8,782,070
                                                               ------------
                  Total Insurance                              $ 12,440,442
                                                               ------------
                  Software & Services - 3.5%
                  Application Software - 0.5%
      86,186      Adobe Systems, Inc.*                         $  2,616,607
                                                               ------------
                  Data Processing & Outsourced Services - 2.2%
     181,884      Automatic Data Processing, Inc.              $  8,248,439
      25,841      DST Systems, Inc.*                              1,537,540
      28,113      Fiserv, Inc.*                                   1,275,206
                                                               ------------
                                                               $ 11,061,185
                                                               ------------

      Shares                                                          Value
                  Systems Software - 0.8%
     181,275      Microsoft Corp.                              $  4,223,708
                                                               ------------
                  Total Software & Services                    $ 17,901,500
                                                               ------------
                  Technology Hardware & Equipment - 6.1%
                  Communications Equipment - 2.9%
     139,000      Cisco Systems, Inc.*                         $  2,714,670
     313,651      Motorola, Inc.                                  6,320,068
     274,102      Nokia Corp. (A.D.R.)*                           5,553,307
                                                               ------------
                                                               $ 14,588,045
                                                               ------------
                  Computer Hardware - 2.1%
     100,576      Dell, Inc.*                                  $  2,455,060
     176,511      Hewlett-Packard Co.                             5,591,868
     703,372      Sun Microsystems, Inc.*                         2,918,994
                                                               ------------
                                                               $ 10,965,922
                                                               ------------
                  Computer Storage & Peripherals - 0.3%
     134,374      EMC Corp.*                                   $  1,474,083
                                                               ------------
                  Office Electronics - 0.8%
      57,242      Canon, Inc. (A.D.R.)                         $  4,194,121
                                                               ------------
                  Total Technology
                  Hardware & Equipment                         $ 31,222,171
                                                               ------------
                  Semiconductors - 2.6%
                  Semiconductor Equipment - 0.3%
      96,070      Applied Materials, Inc.                      $  1,564,020
                                                               ------------
                  Semiconductors - 2.3%
      20,845      Freescale Semiconductor, Inc. (Class B)*     $    612,843
     258,029      Intel Corp.                                     4,889,650
     211,248      Texas Instruments, Inc.                         6,398,702
                                                               ------------
                                                               $ 11,901,195
                                                               ------------
                  Total Semiconductors                         $ 13,465,215
                  Telecommunication Services - 4.2%
                  Integrated Telecommunication Services - 3.9%
     279,088      AT&T Corp.                                   $  7,783,764
     141,901      BellSouth Corp.                                 5,136,816
      74,411      Century Telephone Enterprises, Inc.             2,764,369
     129,130      Verizon Communications, Inc.                    4,324,564
                                                               ------------
                                                               $ 20,009,513
                                                               ------------
                  Wireless Telecommunication Services - 0.3%
      23,216      Alltel Corp.                                 $  1,481,877
                                                               ------------
                  Total Telecommunication Services             $ 21,491,390
                                                               ------------
                  Utilities - 0.9%
                  Electric Utilities - 0.5%
      15,000      Exelon Corp.                                 $    852,450
      56,177      Southern Co.                                    1,800,473
                                                               ------------
                                                               $  2,652,923
                                                               ------------

  The accompanying notes are an integral part of these financial statements.  59

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


     Shares                                                        Value
                   Multi-Utilities - 0.4%
     34,904        Consolidated Edison, Inc.                $  1,551,132
     13,700        PG&E Corp.                                    538,134
                                                            ------------
                                                            $  2,089,266
                                                            ------------
                   Total Utilities                          $  4,742,189
                                                            ------------
                   TOTAL COMMON STOCKS
                   (Cost $376,681,138)                      $491,264,707
                                                            ------------
   Principal
     Amount
                   TEMPORARY CASH INVESTMENT - 2.2%
                   Repurchase Agreement - 2.2%
$11,300,000        UBS Warburg, Inc., 4.40% dated
                   6/30/06, repurchase price of
                   $11,300,000 plus accrued interest on
                   7/3/06 collateralized by $12,053,000
                   U.S. Treasury Bill, 3.375%, 9/15/09      $ 11,300,000
                                                            ------------
                   TOTAL TEMPORARY CASH
                   INVESTMENT
                   (Cost $11,300,000)                       $ 11,300,000
                                                            ------------
                   TOTAL INVESTMENT
                   IN SECURITIES - 98.4%
                   (Cost $387,981,138)                      $502,564,707
                                                            ------------
                   OTHER ASSETS
                   AND LIABILITIES - 1.6%                   $  8,367,499
                                                            ------------
                   TOTAL NET ASSETS - 100.0%                $510,932,206
                                                            ============

(A.D.R.) American Depositary Receipt
*        Non-income producing security.


60  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
================================================================================


      Shares                                                      Value
                  CONVERTIBLE PREFERRED STOCKS - 0.5%
                  Automobiles & Components - 0.4%
                  Automobile Manufacturers - 0.4%
      60,747      Ford Cap Trust 6.50% 01/15/32            $  1,680,869
                                                           ------------
                  Total Automobiles & Components           $  1,680,869
                                                           ------------
                  Pharmaceuticals & Biotechnology - 0.1%
                  Pharmaceuticals - 0.1%
       4,255      Schering-Plough Corp. Cnpfd
                  6.0%, 9/14/07                            $    214,346
                                                           ------------
                  Total Pharmaceuticals &
                  Biotechnology                            $    214,346
                                                           ------------
                  TOTAL CONVERTIBLE
                  PREFERRED STOCKS
                  (Cost $3,070,923)                        $  1,895,215
                                                           ------------
                  COMMON STOCKS - 97.0%
                  Energy - 5.8%
                  Integrated Oil & Gas - 5.8%
     144,649      Chevron Corp.                            $  8,976,917
     115,922      ConocoPhillips                              7,596,369
      84,898      Exxon Mobil Corp.                           5,208,492
                                                           ------------
                                                           $ 21,781,778
                                                           ------------
                  Total Energy                             $ 21,781,778
                                                           ------------
                  Materials - 4.4%
                  Diversified Chemical - 1.1%
      73,300      Dow Chemical Co.                         $  2,860,899
      82,800      Olin Corp.                                  1,484,604
                                                           ------------
                                                           $  4,345,503
                                                           ------------
                  Diversified Metals & Mining - 0.3%
      43,156      Compass Minerals International, Inc.     $  1,076,742
                                                           ------------
                  Forest Products - 0.8%
      46,000      Weyerhaeuser Co.                         $  2,863,500
                                                           ------------
                  Industrial Gases - 1.2%
      71,152      Air Products & Chemicals, Inc.           $  4,548,036
                                                           ------------
                  Specialty Chemicals - 1.0%
     146,365      Valspar Corp.                            $  3,865,500
                                                           ------------
                  Total Materials                          $ 16,699,281
                                                           ------------
                  Capital Goods - 9.2%
                  Aerospace & Defense - 1.7%
     103,955      United Technologies Corp.                $  6,592,826
                                                           ------------
                  Construction & Farm Machinery &
                  Heavy Trucks - 4.2%
      38,489      Deere & Co.                              $  3,213,447
     153,643      PACCAR, Inc.                               12,657,110
                                                           ------------
                                                           $ 15,870,557
                                                           ------------

      Shares                                                      Value
                  Electrical Component & Equipment - 2.0%
      91,501      Emerson Electric Co.                     $  7,668,699
                                                           ------------
                  Industrial Machinery - 1.3%
      30,350      Gorman-Rupp Co.                          $    807,310
     117,902      The Timken Co.                              3,950,896
                                                           ------------
                                                           $  4,758,206
                                                           ------------
                  Total Capital Goods                      $ 34,890,288
                                                           ------------
                  Commercial Services & Supplies - 0.4%
                  Office Services & Supplies - 0.4%
      37,000      Mine Safety Appliances Co.*(a)           $  1,487,400
                                                           ------------
                  Total Commercial
                  Services & Supplies                      $  1,487,400
                                                           ------------
                  Automobiles & Components - 2.7%
                  Auto Parts & Equipment - 2.0%
      93,560      Johnson Controls, Inc.                   $  7,692,503
                                                           ------------
                  Automobile Manufacturers - 0.7%
     378,522      Ford Motor Corp.(a)                      $  2,623,157
                                                           ------------
                  Total Automobiles & Components           $ 10,315,660
                                                           ------------
                  Consumer Durables & Apparel - 0.6%
                  Housewares & Specialties - 0.6%
     123,380      Tupperware Brands Corp.                  $  2,429,352
                                                           ------------
                  Total Consumer Durables & Apparel        $  2,429,352
                                                           ------------
                  Consumer Services - 1.8%
                  Leisure Facilities - 1.4%
     200,827      Cedar Fair, L.P.                         $  5,329,949
                                                           ------------
                  Specialized Consumer Services - 0.4%
     134,841      Servicemaster Co.                        $  1,392,908
                                                           ------------
                  Total Consumer Services                  $  6,722,857
                                                           ------------
                  Media - 1.5%
                  Publishing - 1.5%
     113,625      McGraw-Hill Co., Inc.                    $  5,707,384
                                                           ------------
                  Total Media                              $  5,707,384
                                                           ------------
                  Retailing - 1.5%
                  Department Stores - 0.6%
      55,242      Federated Department Stores, Inc.*       $  2,021,857
                                                           ------------
                  Distributors - 0.9%
      84,730      Genuine Parts Co.                        $  3,529,852
                                                           ------------
                  Total Retailing                          $  5,551,709
                                                           ------------

  The accompanying notes are an integral part of these financial statements.  61

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


      Shares                                                  Value
                  Food, Beverage & Tobacco - 7.1%
                  Packaged Foods & Meats - 6.5%
     188,614      Campbell Soup Co.                    $  6,999,466
      60,831      General Mills, Inc.                     3,142,529
     187,543      H.J. Heinz Co., Inc.                    7,730,522
      66,100      Kellogg Co.                             3,201,223
      81,300      The J.M. Smucker Co.                    3,634,110
                                                       ------------
                                                       $ 24,707,850
                                                       ------------
                  Soft Drinks - 0.6%
      38,972      PepsiCo, Inc.                        $  2,339,879
                                                       ------------
                  Total Food, Beverage & Tobacco       $ 27,047,729
                                                       ------------
                  Household & Personal Products - 2.3%
                  Household Products - 2.3%
      70,315      Clorox Co.                           $  4,287,106
      76,594      Colgate-Palmolive Co.                   4,587,981
                                                       ------------
                                                       $  8,875,087
                                                       ------------
                  Total Household &
                  Personal Products                    $  8,875,087
                                                       ------------
                  Pharmaceuticals & Biotechnology - 6.7%
                  Pharmaceuticals - 6.7%
     111,066      Abbott Laboratories                  $  4,843,588
     238,807      Bristol-Myers Squibb Co.                6,175,549
      74,039      Eli Lilly & Co.                         4,092,136
     260,932      Merck & Co., Inc.                       9,505,753
      36,900      Pfizer, Inc.                              866,043
                                                       ------------
                                                       $ 25,483,069
                                                       ------------
                  Total Pharmaceuticals &
                  Biotechnology                        $ 25,483,069
                                                       ------------
                  Banks - 14.3%
                  Diversified Banks - 4.1%
     153,101      U.S. Bancorp                         $  4,727,759
     103,024      Wachovia Corp.                          5,571,538
      74,937      Wells Fargo & Co.                       5,026,774
                                                       ------------
                                                       $ 15,326,071
                                                       ------------
                  Regional Banks - 7.2%
      88,467      First Horizon National Corp.         $  3,556,373
     123,911      National City Corp.                     4,484,339
      54,800      PNC Bank Corp.                          3,845,316
      73,800      Regions Financial Corp.                 2,444,256
     102,478      SunTrust Banks, Inc.                    7,814,972
     144,505      Whitney Holding Corp.                   5,111,142
                                                       ------------
                                                       $ 27,256,398
                                                       ------------
                  Thrifts & Mortgage Finance - 3.0%
     250,458      Washington Mutual, Inc.              $ 11,415,876
                                                       ------------
                  Total Banks                          $ 53,998,345
                                                       ------------

      Shares                                                  Value
                  Diversified Financials - 5.6%
                  Asset Management & Custody Banks - 4.3%
     152,899      Eaton Vance Corp.(a)                 $  3,816,359
      34,424      State Street Corp.                      1,999,690
     279,886      T. Rowe Price Associates, Inc.         10,582,490
                                                       ------------
                                                       $ 16,398,539
                                                       ------------
                  Investment Banking & Brokerage - 0.8%
      55,113      A.G. Edwards, Inc.                   $  3,048,851
                                                       ------------
                  Diversified Financial Services - 0.5%
      35,852      Bank of America Corp.                $  1,724,481
                                                       ------------
                  Total Diversified Financials         $ 21,171,871
                                                       ------------
                  Insurance - 4.6%
                  Life & Health Insurance - 1.4%
      91,791      Lincoln National Corp.*              $  5,180,684
                                                       ------------
                  Property & Casualty Insurance - 3.2%
     142,492      Chubb Corp.                          $  7,110,351
      92,994      Safeco Corp.                            5,240,212
                                                       ------------
                                                       $ 12,350,563
                                                       ------------
                  Total Insurance                      $ 17,531,247
                                                       ------------
                  Real Estate - 2.7%
                  Diversified Real Estate Investment Trusts - 0.9%
      73,500      Liberty Property Trust(a)            $  3,248,700
                                                       ------------
                  Residential Real Estate Investment
                  Trusts - 0.8%
      56,454      Archstone Communities Trust(a)       $  2,871,815
                                                       ------------
                  Retail Real Estate Investment Trusts - 1.0%
     109,500      Kimco Realty Corp.                   $  3,995,655
                                                       ------------
                  Total Real Estate                    $ 10,116,170
                                                       ------------
                  Software & Services - 0.6%
                  Data Processing & Outsourced Services - 0.6%
      50,297      Automatic Data Processing, Inc.      $  2,280,969
                                                       ------------
                  Total Software & Services            $  2,280,969
                                                       ------------
                  Technology Hardware & Equipment - 0.3%
                  Computer Hardware - 0.3%
      36,500      Hewlett-Packard Co.                  $  1,156,320
                                                       ------------
                  Total Technology
                  Hardware & Equipment                 $  1,156,320
                                                       ------------
                  Telecommunication Services - 9.3%
                  Integrated Telecommunication Services - 8.2%
     305,096      AT&T Corp.                           $  8,509,127
     251,696      BellSouth Corp.                         9,111,395
     364,179      Citizens Utilities Co. (Class B)        4,752,536
     254,800      Verizon Communications, Inc.            8,533,252
                                                       ------------
                                                       $ 30,906,310
                                                       ------------

62  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


     Shares                                                        Value
                   Wireless Telecommunication Services - 1.1%
     66,304        Alltel Corp.                             $  4,232,184
                                                            ------------
                   Total Telecommunication Services         $ 35,138,494
                                                            ------------
                   Utilities - 15.6%
                   Electric Utilities - 2.3%
    127,711        Great Plains Energy, Inc.(a)             $  3,558,028
    157,858        Southern Co.                                5,059,349
                                                            ------------
                                                            $  8,617,377
                                                            ------------
                   Gas Utilities - 6.4%
    120,100        AGL Resources Inc.                       $  4,578,212
    129,470        Atmos Energy Corp.                          3,613,508
    170,238        Equitable Resources, Inc.                   5,702,973
    126,481        Questar Corp.                              10,180,456
                                                            ------------
                                                            $ 24,075,149
                                                            ------------
                   Multi-Utilities - 6.9%
     98,272        Ameren Corp.                             $  4,962,736
     94,780        Consolidated Edison, Inc.                   4,212,023
    180,200        Duke Energy Corp.                           5,292,474
    143,415        NSTAR                                       4,101,668
    193,900        PG&E Corp.                                  7,616,392
                                                            ------------
                                                            $ 26,185,293
                                                            ------------
                   Total Utilities                          $ 58,877,819
                                                            ------------
                   TOTAL COMMON STOCKS
                   (Cost $297,591,022)                      $367,262,829
                                                            ------------
   Principal
     Amount
                   TEMPORARY CASH INVESTMENTS - 6.5%
                   Repurchase Agreement - 2.7%
$10,100,000        UBS Warburg, Inc., 4.4% dated
                   6/30/06, repurchase price of
                   $10,100,000 plus accrued interest on
                   7/3/06 collateralized by $10,302,000
                   U.S. Treasury Bill, 4.625%, 3/31/08      $ 10,100,000
                                                            ------------
     Shares
                   Security Lending Collateral - 3.8%
 14,278,681        Securities Lending Investment
                   Fund, 5.16%                              $ 14,278,681
                                                            ------------
                   TOTAL TEMPORARY CASH
                   INVESTMENTS
                   (Cost $24,378,681)                       $ 24,378,681
                                                            ------------
                   TOTAL INVESTMENT
                   IN SECURITIES - 104.0%
                   (Cost $325,040,626)                      $393,536,725
                                                            ------------
                   OTHER ASSETS
                   AND LIABILITIES - (4.0)%                 $(14,959,301)
                                                            ------------
                   TOTAL NET ASSETS - 100.0%                $378,577,424
                                                            ============



(a)      At June 30, 2006, the following securities were out on loan:

          Shares   Security                                                Value
          54,026   Archstone Communities Trust                       $ 2,748,303
         142,328   Eaton Vance Corp.                                   3,552,507
         374,737   Ford Motor Corp.                                    2,596,927
          69,296   Great Plains Energy, Inc.                           1,930,587
          38,112   Liberty Property Trust                              1,684,550
          36,630   Mine Safety Appliances Co.*                         1,472,526
                                                                     -----------
                   Total                                             $13,985,400
                                                                     ===========


  The accompanying notes are an integral part of these financial statements.  63

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
================================================================================


      Shares                                                        Value
                  COMMON STOCKS - 63.1%
                  Energy - 4.9%
                  Integrated Oil & Gas - 1.1%
       6,700      Exxon Mobil Corp.                           $   411,045
                                                              -----------
                  Oil & Gas Drilling - 1.4%
      12,300      ENSCO International, Inc.                   $   566,046
                                                              -----------
                  Oil & Gas Equipment & Services - 2.0%
      12,598      National-Oilwell Varco, Inc.*               $   797,705
                                                              -----------
                  Oil & Gas Exploration & Production - 0.4%
       2,700      Encana Corp.(a)                             $   142,128
                                                              -----------
                  Total Energy                                $ 1,916,924
                                                              -----------
                  Materials - 3.8%
                  Gold - 1.4%
      10,000      Newmont Mining Corp.                        $   529,300
                                                              -----------
                  Industrial Gases - 2.4%
      17,400      Praxair, Inc.                               $   939,600
                                                              -----------
                  Total Materials                             $ 1,468,900
                                                              -----------
                  Capital Goods - 4.4%
                  Aerospace & Defense - 2.6%
      16,000      Northrop Grumman Corp.                      $ 1,024,960
                                                              -----------
                  Industrial Conglomerates - 1.8%
       8,500      3M Co.                                      $   686,545
                                                              -----------
                  Total Capital Goods                         $ 1,711,505
                                                              -----------
                  Commercial Services & Supplies - 0.4%
                  Diversified Commercial Services - 0.4%
       3,600      Cintas Corp.*(a)                            $   143,136
                                                              -----------
                  Total Commercial
                  Services & Supplies                         $   143,136
                                                              -----------
                  Transportation - 2.4%
                  Air Freight & Couriers - 2.4%
      11,200      United Parcel Service                       $   922,096
                                                              -----------
                  Total Transportation                        $   922,096
                                                              -----------
                  Consumer Durables & Apparel - 1.4%
                  Apparel, Accessories & Luxury Goods - 1.4%
      14,600      Liz Claiborne, Inc.                         $   541,076
                                                              -----------
                  Total Consumer Durables & Apparel           $   541,076
                                                              -----------
                  Media - 3.5%
                  Broadcasting & Cable Television - 2.1%
      25,100      Comcast Corp.*                              $   822,778
                                                              -----------
                  Movies & Entertainment - 1.4%
      14,659      Viacom, Inc. (Class B)                      $   525,379
                                                              -----------
                  Total Media                                 $ 1,348,157
                                                              -----------

      Shares                                                        Value
                  Retailing - 1.5%
                  Apparel Retail - 1.5%
      20,500      Ross Stores, Inc.                           $   575,025
                                                              -----------
                  Total Retailing                             $   575,025
                                                              -----------
                  Food & Drug Retailing - 3.5%
                  Drug Retail - 3.3%
      42,100      CVS Corp.                                   $ 1,292,470
                                                              -----------
                  Hypermarkets & Supercenters - 0.2%
       1,600      Wal-Mart Stores, Inc.                       $    77,072
                                                              -----------
                  Total Food & Drug Retailing                 $ 1,369,542
                                                              -----------
                  Food, Beverage & Tobacco - 6.6%
                  Brewers - 0.6%
       5,100      Anheuser-Busch Companies, Inc.(a)           $   232,509
                                                              -----------
                  Packaged Foods & Meats - 1.5%
      13,375      William Wrigley Jr. Co.                     $   606,690
                                                              -----------
                  Soft Drinks - 4.5%
      10,000      Coca-Cola Co.                               $   430,200
      21,700      PepsiCo, Inc.                                 1,302,868
                                                              -----------
                                                              $ 1,733,068
                                                              -----------
                  Total Food, Beverage & Tobacco              $ 2,572,267
                                                              -----------
                  Household & Personal Products - 0.9%
                  Personal Products - 0.9%
       9,300      Estee Lauder Co.*                           $   359,631
                                                              -----------
                  Total Household &
                  Personal Products                           $   359,631
                                                              -----------
                  Health Care Equipment & Services - 2.0%
                  Health Care Distributors - 1.1%
       6,400      Cardinal Health, Inc.                       $   411,712
                                                              -----------
                  Health Care Equipment - 0.9%
      11,100      Biomet, Inc.                                $   347,319
                                                              -----------
                  Total Health Care Equipment &
                  Services                                    $   759,031
                                                              -----------
                  Pharmaceuticals & Biotechnology - 6.5%
                  Biotechnology - 1.9%
      11,616      Amgen, Inc.*                                $   757,712
                                                              -----------
                  Pharmaceuticals - 4.6%
       4,000      Eli Lilly & Co.                             $   221,080
      20,788      Pfizer, Inc.                                    487,894
      10,069      Teva Pharmaceutical Industries, Ltd.(a)         318,080
      16,900      Wyeth                                           750,529
                                                              -----------
                                                              $ 1,777,583
                                                              -----------
                  Total Pharmaceuticals &
                  Biotechnology                               $ 2,535,295
                                                              -----------

64  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


      Shares                                                    Value
                  Diversified Financials - 5.1%
                  Asset Management & Custody Banks - 1.3%
      15,900      The Bank of New York Co., Inc.          $   511,980
                                                          -----------
                  Consumer Finance - 1.7%
      13,100      American Express Co.                    $   697,182
                                                          -----------
                  Investment Banking & Brokerage - 0.5%
       2,900      Merrill Lynch & Co., Inc.               $   201,724
                                                          -----------
                  Other Diversified Finance Services - 1.4%
      11,900      Bank of America Corp.                   $   572,390
                                                          -----------
                  Total Diversified Financials            $ 1,983,276
                                                          -----------
                  Insurance - 4.6%
                  Property & Casualty Insurance - 4.6%
         465      Berkshire Hathaway, Inc. (Class B)*     $ 1,414,995
      14,800      Progressive Corp.                           380,508
                                                          -----------
                                                          $ 1,795,503
                                                          -----------
                  Total Insurance                         $ 1,795,503
                                                          -----------
                  Software & Services - 6.4%
                  Data Processing & Outsourced Services - 3.3%
      28,600      First Data Corp.                        $ 1,288,144
                                                          -----------
                  Systems Software - 3.1%
      52,000      Microsoft Corp.                         $ 1,211,600
                                                          -----------
                  Total Software & Services               $ 2,499,744
                                                          -----------

      Shares                                                    Value
                  Technology Hardware & Equipment - 4.2%
                  Communications Equipment - 2.8%
      21,900      Cisco Systems, Inc.*                    $   427,707
       9,500      Corning, Inc.*                              229,805
      10,900      Qualcomm, Inc.                              436,763
                                                          -----------
                                                          $ 1,094,275
                                                          -----------
                  Computer Hardware - 1.4%
      16,922      Hewlett-Packard Co.                     $   536,089
                                                          -----------
                  Total Technology
                  Hardware & Equipment                    $ 1,630,364
                                                          -----------
                  Semiconductors - 0.3%
                  Semiconductors - 0.3%
       7,800      Intel Corp.                             $   147,810
                                                          -----------
                  Total Semiconductors                    $   147,810
                                                          -----------
                  Telecommunication Services - 0.4%
                  Wireless Telecommunication Services - 0.4%
       7,800      Vodafone Group Plc (A.D.R.)             $   166,140
                                                          -----------
                  Total Telecommunication Services        $   166,140
                                                          -----------
                  TOTAL COMMON STOCKS
                  (Cost $20,621,774)                      $24,445,422
                                                          -----------


 The accompanying notes are an integral part of these financial statements.  65

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


Principal    S&P/Moody's
   Amount    Ratings
  USD ($)    (unaudited)                                                                         Value
                             ASSET BACKED SECURITIES - 0.8%
                             Diversified Financials - 0.4%
                             Other Diversified Finance Services - 0.4%
   72,624    BBB-/Baa2       PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)      $    72,612
   81,192    BBB/Baa2        Power Receivables Finance, 6.29%, 1/1/12 (144A)                    80,881
                                                                                           -----------
                                                                                           $   153,493
                                                                                           -----------
                             Total Diversified Financials                                  $   153,493
                                                                                           -----------
                             Utilities - 0.4%
                             Electric Utilities - 0.4%
   82,600    BBB-/Baa3       FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)           $    84,431
   59,400    BB-/Ba2         FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)                    59,326
                                                                                           -----------
                                                                                           $   143,757
                                                                                           -----------
                             Total Utilities                                               $   143,757
                                                                                           -----------
                             TOTAL ASSET BACKED SECURITIES
                             (Cost $300,274)                                               $   297,250
                                                                                           -----------
                             COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
                             Diversified Financials - 0.2%
                             Diversified Financial Services - 0.2%
   25,000    NR/Ba1          Global Signal, 7.036%, 2/15/36 (144A)                         $    24,966
   50,000    NR/Ba2          Tower 2004-2A F, 6.376%, 12/15/14                                  49,111
                                                                                           -----------
                                                                                           $    74,077
                                                                                           -----------
                             Total Diversified Financials                                  $    74,077
                                                                                           -----------
                             Government - 0.9%
                             Government - 0.9%
  250,000    AAA/Aaa         Fannie Mae Benchmark Remic, 6.0%, 6/25/16                     $   249,141
   98,503    AAA/Aaa         Federal Home Loan Mortgage Corp., 5.875%, 5/15/16                  98,172
                                                                                           -----------
                             Total Government                                              $   347,313
                                                                                           -----------
                             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                             (Cost $422,379)                                               $   421,390
                                                                                           -----------
                             CORPORATE BONDS - 10.2%
                             Energy - 0.8%
                             Integrated Oil & Gas - 0.1%
   40,000    A-/A3           Occidental Petroleum, 6.75%, 1/15/12                          $    42,087
                                                                                           -----------
                             Oil & Gas Equipment And Services - 0.2%
  500,000    NR/NR           Sevan Marine, 9.0%, 3/31/08                                   $    82,888
                                                                                           -----------
                             Oil & Gas Exploration & Production - 0.3%
  100,000    BBB/NR          Gazprom International SA., 7.201%, 2/1/20 (144A)              $   101,375
                                                                                           -----------
                             Oil & Gas Refining & Marketing - 0.2%
   25,000    BBB/Baa2        Boardwalk Pipelines LLC, 5.5%, 2/1/17                         $    23,583
   50,000    BB-/Ba2         Semco Energy, Inc., 7.125%, 5/15/08                                49,643
                                                                                           -----------
                                                                                           $    73,226
                                                                                           -----------
                             Total Energy                                                  $   299,576
                                                                                           -----------
                             Materials - 1.2%
                             Aluminum - 0.1%
   50,000    B/B1            Novelis, Inc., 7.25%, 2/15/15                                 $    48,000
                                                                                           -----------

66   The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


Principal    S&P/Moody's
   Amount    Ratings
  USD ($)    (unaudited)                                                                 Value
                              Commodity Chemicals - 0.3%
  100,000     BB-/Ba2         Nova Chemicals, Ltd., 6.5%, 1/15/12                  $    92,000
                                                                                   -----------
                              Diversified Metals & Mining - 0.3%
  125,000     BBB-/Baa3       Inco, Ltd., 7.2%, 9/15/32                            $   127,964
                                                                                   -----------
                              Metal & Glass Containers - 0.1%
   40,000     BBB/Baa2        Tenneco Packaging, 8.125%, 6/15/17                   $    44,151
                                                                                   -----------
                              Paper Products - 0.4%
   50,000     B+/B1           Abitibi-Consolidated, Inc., 6.95%, 4/1/08            $    48,438
  100,000     B-/B3           MDP Acquisitions, 9.625%, 10/1/12                        103,000
                                                                                   -----------
                                                                                   $   151,438
                                                                                   -----------
                              Total Materials                                      $   463,553
                                                                                   -----------
                              Capital Goods - 0.5%
                              Electrical Component & Equipment - 0.1%
   25,000     NR/WD           Orcal Geothermal, 6.21%, 12/30/20 (144A)             $    24,338
                                                                                   -----------
                              Industrial Conglomerates - 0.2%
   55,000     AAA/Aaa         General Electric Capital Corp., 6.125%, 2/22/11      $    56,034
   30,000     AAA/Aaa         General Electric Capital Corp., 6.75%, 3/15/32            32,023
                                                                                   -----------
                                                                                   $    88,057
                                                                                   -----------
                              Trading Companies & Distributors - 0.2%
  100,000     BBB-/Baa3       Glencore Funding LLC, 6.0%, 4/15/14 (144A)           $    91,329
                                                                                   -----------
                              Total Capital Goods                                  $   203,724
                                                                                   -----------
                              Automobiles & Components - 0.5%
                              Automobile Manufacturers - 0.5%
  200,000     B-/Caa1         General Motors, 7.2%, 1/15/11(a)                     $   177,000
                                                                                   -----------
                              Total Automobiles & Components                       $   177,000
                                                                                   -----------
                              Consumer Durables & Apparel - 0.1%
                              Home Furnishings - 0.1%
   30,000     BBB-/Baa3       Mohawk Industries, Inc., 6.125%, 1/15/16             $    28,921
                                                                                   -----------
                              Total Consumer Durables & Apparel                    $    28,921
                                                                                   -----------
                              Consumer Services - 0.1%
                              Hotels, Resorts & Cruise Lines - 0.1%
   50,000     BBB-/Ba1        Royal Caribbean Cruises, 7.25%, 6/15/16              $    49,513
                                                                                   -----------
                              Total Consumer Services                              $    49,513
                                                                                   -----------
                              Media - 1.4%
                              Broadcasting & Cable Television - 0.9%
  250,000     BBB+/Baa2       Comcast Cable Corp., 7.125%, 6/15/13                 $   261,883
  100,000     BBB-/Baa3       Cox Communications, 7.125%, 10/1/12                      103,432
                                                                                   -----------
                                                                                   $   365,315
                                                                                   -----------
                              Publishing - 0.5%
  170,000     BBB/Baa2        News America, Inc., 7.3%, 4/30/28                    $   172,389
                                                                                   -----------
                              Total Media                                          $   537,704
                                                                                   -----------

  The accompanying notes are an integral part of these financial statements.  67

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


Principal    S&P/Moody's
   Amount    Ratings
  USD ($)    (unaudited)                                                                             Value
                             Retailing - 0.1%
                             Specialty Stores - 0.1%
   50,000    BBB-/Baa3       Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/15              $    48,578
                                                                                               -----------
                             Total Retailing                                                   $    48,578
                                                                                               -----------
                             Health Care Equipment & Services - 0.5%
                             Health Care Facilities - 0.5%
  200,000    BB+/Ba2         HCA, Inc., 6.3%, 10/1/12                                          $   188,104
                                                                                               -----------
                             Total Health Care Equipment & Services                            $   188,104
                                                                                               -----------
                             Banks - 0.3%
                             Diversified Banks - 0.3%
   50,000    AAA/Aaa         KFW-Kredit Wiederaufbau, 2.75%, 5/8/07                            $    48,841
   75,000    AA-/Aa2         National Westminster, 7.375%, 10/1/09                                  79,415
                                                                                               -----------
                                                                                               $   128,256
                                                                                               -----------
                             Total Banks                                                       $   128,256
                                                                                               -----------
                             Diversified Financials - 0.6%
                             Consumer Finance - 0.2%
  100,000    A/A2            SLM Corp., Floating Rate Note, 7/25/14                            $    91,376
                                                                                               -----------
                             Investment Banking & Brokerage - 0.2%
   75,000    B+/Ba2          E*Trade Financial Corp., 8.0%, 6/15/11                            $    76,500
                                                                                               -----------
                             Diversified Financial Services - 0.2%
  100,000    A-/Baa3         Brascan Corp., 5.75%, 3/1/10                                      $    99,375
                                                                                               -----------
                             Total Diversified Financials                                      $   267,251
                                                                                               -----------
                             Insurance - 1.4%
                             Life & Health Insurance - 0.3%
  100,000    BB+/Ba1         Provident Co., Inc., 7.0%, 7/15/18                                $    96,548
                                                                                               -----------
                             Multi-Line Insurance - 0.1%
   50,000    A/Baa1          Loew Corp., 5.25%, 3/15/16                                        $    46,264
                                                                                               -----------
                             Property & Casualty Insurance - 0.6%
   85,000    BBB-/NR         Kingsway America, Inc., 7.5%, 2/1/14                              $    84,166
  150,000    BB+/Baa3        Ohio Casualty Corp., 7.3%, 6/15/14                                    151,712
                                                                                               -----------
                                                                                               $   235,878
                                                                                               -----------
                             Reinsurance - 0.4%
  100,000    BBB-/Baa3       Odyssey Re Holdings, 7.65%, 11/1/13                               $    96,081
   50,000    BBB/NA          Platinum Underwriters HD, 7.50%, 6/1/17                                49,050
                                                                                               -----------
                                                                                               $   145,131
                                                                                               -----------
                             Total Insurance                                                   $   523,821
                                                                                               -----------
                             Real Estate - 1.1%
                             Real Estate Investment Trusts - 1.1%
  100,000    BBB-/Baa3       Colonial Reality LP, 6.15%, 4/15/13                               $    98,537
  100,000    BBB-/Baa3       Health Care Real Estate Investment Trust, Inc., 6.2%, 6/1/16           97,145
  107,000    BB/Ba2          Host Marriott LP, 6.375%, 3/15/15                                     100,580
   75,000    B+/B1           Trustreet Properties Inc., 7.5%, 4/1/15                                73,875
   50,000    BB+/Ba2         Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)                     50,000
                                                                                               -----------
                                                                                               $   420,137
                                                                                               -----------
                             Total Real Estate                                                 $   420,137
                                                                                               -----------

68  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


Principal     S&P/Moody's
   Amount     Ratings
  USD ($)     (unaudited)                                                                       Value
                              Technology Hardware & Equipment - 0.7%
                              Computer Hardware - 0.7%
  250,000     BBB-/Baa3       NCR Corp., 7.125%, 6/15/09                                  $   255,207
                                                                                          -----------
                              Total Technology Hardware & Equipment                       $   255,207
                                                                                          -----------
                              Semiconductors - 0.2%
                              Semiconductors - 0.2%
   85,000     BBB-/Baa3       Chartered Semiconductor, 6.375%, 8/3/15                     $    81,146
                                                                                          -----------
                              Total Semiconductors                                        $    81,146
                                                                                          -----------
                              Telecommunication Services - 0.7%
                              Integrated Telecom Services - 0.6%
  140,000     BBB+/Baa2       Telecom Italia Capital, 4.875%, 10/1/10                     $   133,870
  100,000     BBB+/Baa2       Telecom Italia Capital, 5.25%, 11/15/13                          92,447
                                                                                          -----------
                                                                                          $   226,317
                                                                                          -----------
                              Wireless Telecommunication Services - 0.1%
   30,000     BBB-/Baa3       Embarq Corp., 7.082%, 6/1/16                                $    29,835
                                                                                          -----------
                              Total Telecommunication Services                            $   256,152
                                                                                          -----------
                              Utilities - 0.1%
                              Electric Utilities - 0.1%
   50,000     BBB+/Baa3       Entergy Gulf States, 5.7%, 6/1/15                           $    47,043
                                                                                          -----------
                              Total Utilities                                             $    47,043
                                                                                          -----------
                              TOTAL CORPORATE BONDS
                              (Cost $3,982,853)                                           $ 3,975,686
                                                                                          -----------
                              U.S GOVERNMENT AGENCY OBLIGATIONS - 24.1%
   92,562                     Federal Home Loan Bank, 5.27%, 12/28/12                     $    91,266
  144,812                     Federal Home Loan Mortgage Corp., 4.5%, 12/1/20                 136,718
  201,589                     Federal Home Loan Mortgage Corp., 5.0%, 5/1/34                  188,869
  317,123                     Federal Home Loan Mortgage Corp., 5.5%, 1/1/34                  305,398
   96,475                     Federal Home Loan Mortgage Corp., 5.5%, 10/1/16                  94,803
  159,426                     Federal Home Loan Mortgage Corp., 5.5%, 12/1/35                 153,227
  129,125                     Federal Home Loan Mortgage Corp., 5.5%, 9/01/17                 126,915
   71,766                     Federal Home Loan Mortgage Corp., 6.0% , 1/1/32                  70,968
  849,489                     Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                  839,534
  216,070                     Federal Home Loan Mortgage Corp., 6.0%, 11/1/33                 213,388
   31,360                     Federal Home Loan Mortgage Corp., 6.0%, 6/1/34                   30,939
    6,962                     Federal Home Loan Mortgage Corp., 6.5%, 11/1/33                   7,050
   16,478                     Federal Home Loan Mortgage Corp., 6.5%, 5/1/09                   16,571
  117,407                     Federal National Mortgage Association, 5.0%, 6/1/34             110,099
  237,021                     Federal National Mortgage Association, 5.5%, 10/1/34            228,263
  172,091                     Federal National Mortgage Association, 5.5%, 11/1/33            166,016
   86,756                     Federal National Mortgage Association, 5.5%, 12/1/34             83,550
  146,258                     Federal National Mortgage Association, 5.5%, 2/1/17             143,813
   65,758                     Federal National Mortgage Association, 5.5%, 3/1/34              63,329
  171,466                     Federal National Mortgage Association, 5.5%, 4/1/34             165,130
  201,282                     Federal National Mortgage Association, 5.5%, 9/1/34             193,845
   90,212                     Federal National Mortgage Association, 6.0%, 12/1/33             89,067
  350,000                     Federal National Mortgage Association, 6.0%, 7/1/36             344,422
  110,000                     Federal National Mortgage Association, 6.125%, 3/15/12          113,330


  The accompanying notes are an integral part of these financial statements.  69

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


Principal
   Amount
  USD ($)                                                                          Value
             U.S. Government Agency Obligations (Cont.)
   28,439    Federal National Mortgage Association, 6.5%, 10/1/32             $   28,691
   13,285    Federal National Mortgage Association, 6.5%, 10/1/32                 13,402
   42,462    Federal National Mortgage Association, 6.5%, 4/1/29                  43,110
   84,705    Federal National Mortgage Association, 6.5%, 7/1/32                  85,453
   55,336    Federal National Mortgage Association, 6.5%, 7/1/32                  55,840
   12,587    Federal National Mortgage Association, 6.5%, 8/1/13                  12,760
   10,913    Federal National Mortgage Association, 6.5%, 8/1/14                  11,065
   44,967    Federal National Mortgage Association, 6.5%, 9/1/32                  45,572
   42,967    Federal National Mortgage Association, 6.50%, 12/1/21                43,485
   10,000    Federal National Mortgage Association, 7.125%, 6/15/10               10,581
   17,635    Federal National Mortgage Association, 9.0%, 4/1/33                  18,626
  250,000    Freddie Mac, 4.9%, 11/3/08                                          246,095
  150,000    Freddie Mac 5.75% 01/15/12                                          151,765
  129,026    Government National Mortgage Association II, 5.5%, 2/20/34          124,648
   44,611    Government National Mortgage Association II, 6.0%, 10/20/33          44,355
   41,094    Government National Mortgage Association, 4.5%, 1/15/35              37,739
   88,365    Government National Mortgage Association, 4.5%, 4/15/35              81,151
  290,389    Government National Mortgage Association, 5.0%, 10/15/34            274,887
   85,022    Government National Mortgage Association, 5.0%, 4/15/34              80,562
   39,914    Government National Mortgage Association, 5.5%, 4/15/2033            38,737
  120,563    Government National Mortgage Association, 5.5%, 7/15/33             117,006
  189,470    Government National Mortgage Association, 5.5%, 8/15/19             187,270
  135,536    Government National Mortgage Association, 5.5%, 8/15/33             131,538
   35,108    Government National Mortgage Association, 5.5%, 9/15/33              34,093
  152,395    Government National Mortgage Association, 5.50%, 06/15/33           147,899
  223,293    Government National Mortgage Association, 6.0%, 8/15/32             221,918
  112,619    Government National Mortgage Association, 6.0%, 8/15/34             111,839
   54,618    Government National Mortgage Association, 6.0%, 9/15/32              54,261
  249,666    Government National Mortgage Association, 6.0%, 9/15/33             247,998
   33,889    Government National Mortgage Association, 6.5%, 10/15/28             34,413
   48,876    Government National Mortgage Association, 6.5%, 5/15/33              49,513
   13,434    Government National Mortgage Association, 7.5%, 9/20/29              13,958
   50,000    U.S. Treasury Bonds, 4.0%, 2/15/14                                   46,449
  325,000    U.S. Treasury Bonds, 5.25%, 11/15/28                                323,476
  100,000    U.S. Treasury Bonds, 6.25%, 8/15/23                                 110,289
   28,936    U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11            30,266
  470,000    U.S. Treasury Notes, 4.0%, 11/15/12                                 441,763
  175,000    U.S. Treasury Notes, 4.125%, 5/15/15                                162,497
  500,000    U.S. Treasury Notes, 4.25%, 11/15/14                                470,235
  100,000    U.S. Treasury Notes, 4.25%, 8/15/15                                  93,566
  300,000    U.S. Treasury Notes, 4.75%, 11/15/08                                297,317
  130,000    U.S. Treasury Notes, 5.375%, 2/15/31                                132,245
    5,000    U.S. Treasury Notes, 5.5%, 8/15/28                                    5,137
  250,000    U.S. Treasury Notes, 5.625%, 5/15/08                                251,973
  200,000    U.S. Treasury Notes, 4.75%, 5/15/14                                 195,102
                                                                              ----------
             TOTAL U.S GOVERNMENT AGENCY OBLIGATIONS
             Cost $ 9,722,285)                                                $9,337,055
                                                                              ----------


70  The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


    Shares                                                           Value
               TEMPORARY CASH INVESTMENT - 2.6%
               Security Lending Collateral - 2.6%
 1,028,510     Securities Lending Investment Fund, 5.16%       $ 1,028,510
                                                               -----------
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost $1,028,510)                               $ 1,028,510
                                                               -----------
               TOTAL INVESTMENT IN SECURITIES - 101.9%
               (Cost $36,078,075)                              $39,505,313
                                                               -----------
               OTHER ASSETS AND LIABILITIES - (1.9%)           $  (739,854)
                                                               -----------
               TOTAL NET ASSETS - 100.0%                       $38,765,459
                                                               ===========

*       Non-income producing security.
(A.D.R) American Depositary Receipt
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2006, the value of these securities amounted to $589,258 or 1.5% of total net assets.
NR      Not Rated by either S&P or Moody's.
(a)     At June 30, 2006, the following securities were out on loan:

           Shares      Security                                          Value
            5,049      Anheuser-Busch Companies, Inc.                 $  230,184
            3,554      Cintas Corp.*                                     141,307
            2,673      Encana Corp.                                      140,707
            9,968      Teva Pharmaceutical Industries, Ltd.              314,889

        Principal
           Amount
         $198,000      General Motors, 7.2%, 1/15/11                     175,230
                                                                      ----------
                       Total                                          $1,002,317
                                                                      ==========


  The accompanying notes are an integral part of these financial statements.  71

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
================================================================================


             S&P/Moody's
             Ratings
  Shares     (unaudited)                                                        Value
                             CONVERTIBLE PREFERRED STOCKS - 2.0%
                             Materials - 1.4%
                             Diversified Metals & Mining - 1.4%
   1,200     NR/NR           Freeport-MC Copp., 5.5%, 12/31/49           $  1,504,050
                                                                         ------------
                             Total Materials                             $  1,504,050
                                                                         ------------
                             Banks - 0.6%
                             Thrifts & Mortgage Finance - 0.6%
  14,000     NR/NR           Sovereign Cap Trust IV, 4.375%, 3/1/34      $    633,500
                                                                         ------------
                             Total Banks                                 $    633,500
                                                                         ------------
                             TOTAL CONVERTIBLE PREFERRED STOCKS          $  2,137,550
                                                                         ------------
                             (Cost $1,831,500)

 Principal
    Amount
   USD ($)
                          CONVERTIBLE CORPORATE BONDS - 7.1%
                          Materials - 1.0%
                          Commodity Chemicals - 0.3%
   200,000     B+/B1      Millennium Chemicals, Inc., 4.0%, 11/15/23      $    358,250
                                                                          ------------
                          Gold - 0.7%
   800,000     B-/NR      Coeur D'Alene Mines Corp 1.25%, 1/15/24         $    728,000
                                                                          ------------
                          Total Materials                                 $  1,086,250
                                                                          ------------
                          Capital Goods - 1.5%
                          Electrical Component & Equipment - 1.5%
 2,595,000     BB-/B1     Roper Industries, Inc., 1.4813%, 1/15/34        $  1,576,463
                                                                          ------------
                          Total Capital Goods                             $  1,576,463
                                                                          ------------
                          Media - 1.7%
                          Advertising - 1.7%
 1,800,000     B/Ba3      Interpublic Group Cos., 4.5%, 3/15/23           $  1,770,750
                                                                          ------------
                          Total Media                                     $  1,770,750
                                                                          ------------
                          Retailing - 0.9%
                          Automotive Retail - 0.9%
 1,000,000     B/B3       Sonic Automotive, Inc., 5.25%, 5/7/09           $    978,750
                                                                          ------------
                          Total Retailing                                 $    978,750
                                                                          ------------
                          Health Care Equipment & Services - 0.6%
                          Health Care Equipment - 0.6%
   375,000     NR/NR      Epix Medical, 3.0%, 6/15/24 (144A)              $    251,250
   450,000     NR/NR      Wilson Greatbatch Tech., 2.25%, 6/15/13              391,500
                                                                          ------------
                                                                          $    642,750
                                                                          ------------
                          Total Health Care Equipment & Services          $    642,750
                                                                          ------------


72   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


 Principal     S&P/Moody's
    Amount     Ratings
   USD ($)     (unaudited)                                                          Value
                               Technology Hardware & Equipment - 1.4%
                               Electronic Equipment & Instruments - 1.2%
   300,000     NR/NR           Flir Systems, Inc., 3.0%, 6/1/23              $    360,000
 1,000,000     NR/NR           Veeco Instruments, 4.125%, 12/21/08                972,500
                                                                             ------------
                                                                             $  1,332,500
                                                                             ------------
                               Technology Distributors - 0.2%
   300,000     NR/ NR          Bell Microproducts, Inc., 3.75%, 3/5/24       $    250,125
                                                                             ------------
                               Total Technology Hardware & Equipment         $  1,582,625
                                                                             ------------
                               TOTAL CONVERTIBLE CORPORATE BONDS             $  7,637,588
                                                                             ------------
                               (Cost $8,078,583)


  Shares
             PREFERRED STOCK - 1.8%
             Real Estate - 1.8%
             Real Estate Management & Development - 1.8%
  75,000     Forest City Enterprises, 7.375%, 2/1/34         $  1,871,250
                                                             ------------
             Total Real Estate                               $  1,871,250
                                                             ------------
             TOTAL PREFERRED STOCK                           $  1,871,250
                                                             ------------
             (Cost $1,917,000)
             COMMON STOCKS - 13.9%
             Energy - 1.6%
             Oil & Gas Exploration & Production - 0.3%
   8,110     Pogo Producing Co.*                             $    373,871
                                                             ------------
             Oil & Gas Refining & Marketing - 0.5%
   7,800     Tesoro Petroleum Corp.                          $    580,008
                                                             ------------
             Oil & Gas Storage & Transportation - 0.8%
   7,900     Kinder Morgan, Inc.                             $    789,131
                                                             ------------
             Total Energy                                    $  1,743,010
                                                             ------------
             Materials - 2.3%
             Commodity Chemicals - 0.1%
   3,500     Georgia Gulf Corp.*                             $     87,570
                                                             ------------
             Construction Materials - 0.1%
   1,752     Texas Industries, Inc.                          $     93,031
                                                             ------------
             Gold - 0.5%
  17,600     Barrick Gold Corp.*                             $    520,960
                                                             ------------
             Industrial Gases - 0.5%
   8,600     Air Products & Chemicals, Inc.                  $    549,712
                                                             ------------
             Specialty Chemicals - 1.1%
   1,700     Arch Chemicals, Inc.                            $     61,285
  63,100     RPM, Inc.                                          1,135,800
                                                             ------------
                                                             $  1,197,085
                                                             ------------
             Total Materials                                 $  2,448,358
                                                             ------------

  The accompanying notes are an integral part of these financial statements.  73

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


  Shares                                                            Value
             Capital Goods - 1.4%
             Electrical Component & Equipment - 0.9%
   6,200     Franklin Electric Co., Inc.*                    $    320,168
  19,500     General Cable Corp.*                                 682,500
                                                             ------------
                                                             $  1,002,668
                                                             ------------
             Industrial Machinery - 0.5%
  10,500     ITT Industries, Inc.                            $    519,750
                                                             ------------
             Total Capital Goods                             $  1,522,418
                                                             ------------
             Household & Personal Products - 1.1%
             Personal Products - 1.1%
  24,600     Alberto-Culver Co. (Class B)                    $  1,198,512
                                                             ------------
             Total Household & Personal Products             $  1,198,512
                                                             ------------
             Health Care Equipment & Services - 0.6%
             Health Care Equipment - 0.6%
  10,900     Beckman Coulter, Inc.*                          $    605,495
                                                             ------------
             Total Health Care Equipment & Services          $    605,495
                                                             ------------
             Pharmaceuticals & Biotechnology - 2.6%
             Biotechnology - 1.1%
  11,900     PDL BioPharma, Inc.*                            $    219,079
  28,400     Vertex Pharmaceuticals, Inc.*                      1,042,564
                                                             ------------
                                                             $  1,261,643
                                                             ------------
             Life Sciences Tools & Services - 1.1%
  18,000     Bio-Rad Laboratories, Inc.*                     $  1,168,920
                                                             ------------
             Pharmaceuticals - 0.4%
  15,000     Bristol-Myers Squibb Co.                        $    387,900
                                                             ------------
             Total Pharmaceuticals & Biotechnology           $  2,818,463
                                                             ------------
             Real Estate - 0.1%
             Office Real Estate Investment Trusts - 0.1%
   1,500     Equity Office Properties Trust (a)              $     54,765
                                                             ------------
             Total Real Estate                               $     54,765
                                                             ------------
             Technology Hardware & Equipment - 0.5%
             Electronic Equipment & Instruments - 0.5%
  10,000     Amphenol Corp.*                                 $    559,600
                                                             ------------
             Total Technology Hardware & Equipment           $    559,600
                                                             ------------
             Utilities - 3.7%
             Gas Utilities - 2.3%
  10,900     Questar Corp.                                   $    877,341
  47,700     Southern Union Co.*                                1,290,762
   9,600     Washington Gas Light Co.*                            277,920
                                                             ------------
                                                             $  2,446,023
                                                             ------------

74   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


  Shares                                                                   Value
             Independent Power Producer & Energy Traders - 1.4%
  31,100     NRG Energy, Inc.*                                      $  1,498,398
                                                                    ------------
             Total Utilities                                        $  3,944,421
                                                                    ------------
             TOTAL COMMON STOCKS                                    $ 14,895,042
                                                                    ------------
             (Cost $13,636,095)

 Principal     S&P/Moody's
    Amount     Ratings
   USD ($)     (unaudited)
                               CORPORATE BONDS - 72.5%
                               Energy - 5.6%
                               Coal & Consumable Fuels - 2.1%
 2,500,000     NA/NA           Massey Energy Co., 6.875%, 12/15/13                  $  2,325,000
                                                                                    ------------
                               Oil & Gas Refining & Marketing - 3.5%
 1,031,000     B+/B1           Frontier Oil Corp., 6.625%, 10/1/11                  $    987,183
 2,850,000     BB+/Ba1         Tesoro Petroleum Corp., 6.25%, 11/1/12 (144A)           2,707,500
                                                                                    ------------
                                                                                    $  3,694,683
                                                                                    ------------
                               Total Energy                                         $  6,019,683
                                                                                    ------------
                               Materials - 19.7%
                               Aluminum - 2.1%
 2,300,000     B/B1            Novelis, Inc., 7.25%, 2/15/15                        $  2,208,000
                                                                                    ------------
                               Commodity Chemicals - 6.0%
 1,750,000     BB-/Ba3         Arco Chemical Co., 9.8%, 2/1/20                      $  2,056,250
 2,000,000     BB-/Ba2         Nova Chemicals Corp., 7.4%, 4/1/09                      1,985,000
 2,500,000     BB-/Ba2         Nova Chemicals Corp., 7.875%, 9/15/25                   2,396,875
                                                                                    ------------
                                                                                    $  6,438,125
                                                                                    ------------
                               Construction Materials - 1.4%
 1,500,000     BB-/Ba3         Texas Industries, Inc, 7.25%, 7/15/13                $  1,485,000
                                                                                    ------------
                               Fertilizers & Agricultural Chemicals - 2.2%
 2,500,000     B+/Ba2          Scotts Co., 6.625%, 11/15/13                         $  2,400,000
                                                                                    ------------
                               Metal & Glass Containers - 0.6%
   800,000     B/B2            Crown Cork and Seal Co., Inc., 7.375%, 12/15/26      $    702,000
                                                                                    ------------
                               Paper Products - 4.7%
   200,000     B+/B1           Abitibi-Consolidated, Inc., 6.0%, 6/20/13            $    162,000
 2,250,000     B+/B1           Abitibi-Consolidated, Inc., 8.55%, 8/1/10 (a)           2,131,875
 3,100,000     B+/B1           Bowater, Inc., 6.5%, 6/15/13                            2,697,000
                                                                                    ------------
                                                                                    $  4,990,875
                                                                                    ------------
                               Specialty Chemicals - 2.7%
 2,090,000     B+/B1           Millennium America, Inc., 7.625%, 11/15/26           $  1,766,050
 1,000,000     B+/B1           Millennium America, Inc., 9.25%, 6/15/08                1,025,000
                                                                                    ------------
                                                                                    $  2,791,050
                                                                                    ------------
                               Total Materials                                      $ 21,015,050
                                                                                    ------------
                               Capital Goods - 14.4%
                               Aerospace & Defense - 6.7%
 4,000,000     B/B3            DRS Technologies, Inc., 6.875%, 11/1/13              $  3,850,000
 3,150,000     B+/B1           Esterline Technology, 7.75%, 6/15/13                    3,189,375
                                                                                    ------------
                                                                                    $  7,039,375
                                                                                    ------------


  The accompanying notes are an integral part of these financial statements.  75

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


 Principal     S&P/Moody's
    Amount     Ratings
   USD ($)     (unaudited)                                                                    Value
                               Industrial Machinery - 7.7%
 2,500,000     B/B2            Gardner Denver, Inc., 8.0%, 5/1/13 (144A)               $  2,625,000
   517,000     B+/B2           JLG Industries, Inc., 8.375%, 6/15/12                        535,095
   800,000     BB-/B1          Manitowoc Co., Inc., 7.125%, 11/1/13                         784,000
 4,750,000     NR/NR           Mueller Industries, Inc. 6.0%, 11/1/14                     4,370,000
                                                                                       ------------
                                                                                       $  8,314,095
                                                                                       ------------
                               Total Capital Goods                                     $ 15,353,470
                                                                                       ------------
                               Consumer Durables & Apparel - 0.1%
                               Homebuilding - 0.1%
   185,000     BB-/Ba2         Meritage Homes Corp., 6.25%, 3/15/15                    $    155,863
                                                                                       ------------
                               Total Consumer Durables & Apparel                       $    155,863
                                                                                       ------------
                               Media - 2.0%
                               Advertising - 2.0%
 2,300,000     B/Ba3           Interpublic Group, Inc., 7.25%, 8/15/11                 $  2,087,250
                                                                                       ------------
                               Total Media                                             $  2,087,250
                                                                                       ------------
                               Retailing - 5.1%
                               Automotive Retail - 1.9%
 2,290,000     CCC/B3          Pep Boys-Manny Moe Jack, 7.5%, 12/15/14                 $  1,992,300
                                                                                       ------------
                               Distributors - 3.2%
 3,500,000     B/B2            Wesco Distribution, Inc., 7.5%, 10/15/17 (144A)         $  3,500,000
                                                                                       ------------
                               Total Retailing                                         $  5,492,300
                                                                                       ------------
                               Health Care Equipment & Services - 1.4%
                               Health Care Supplies - 1.4%
 1,500,000     CCC+/Caa3       Inverness Medical Innovation, 8.75%, 2/15/12            $  1,455,000
                                                                                       ------------
                               Total Health Care Equipment & Services                  $  1,455,000
                                                                                       ------------
                               Pharmaceuticals & Biotechnology - 1.8%
                               Pharmaceuticals - 1.8%
 2,000,000     BB-/B1          Valeant Pharmaceuticals, 7.0%, 12/15/11                 $  1,900,000
                                                                                       ------------
                               Total Pharmaceuticals & Biotechnology                   $  1,900,000
                                                                                       ------------
                               Real Estate - 8.2%
                               Real Estate Management & Development - 3.2%
 3,435,000     BB-/Ba3         Forest City Enterprises, 7.625%, 6/1/15                 $  3,460,763
                                                                                       ------------
                               Real Estate Investment Trusts - 2.7%
 1,500,000     BB-/B2          BF Saul Real Estate Investment Trust, 7.5%, 3/1/14      $  1,522,500
 1,300,000     B/B1            Crescent Real Estate, 9.25%, 4/15/09                       1,351,350
                                                                                       ------------
                                                                                       $  2,873,850
                                                                                       ------------
                               Retail Real Estate Investment Trusts - 2.3%
 2,500,000     BB+/Ba1         Rouse Co Lp/TRC Co- ISSR 6.75%, 5/1/13 (144A)           $  2,434,763
                                                                                       ------------
                               Total Real Estate                                       $  8,769,376
                                                                                       ------------
                               Technology Hardware & Equipment - 5.5%
                               Electronic Equipment & Instruments - 3.3%
 1,835,000     B/B2            General Cable Corp., 9.5%, 11/15/10                     $  1,945,100
 1,500,000     B/B2            Itron, Inc., 7.75%, 5/15/12                                1,530,000
                                                                                       ------------
                                                                                       $  3,475,100
                                                                                       ------------

76   The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


Principal     S&P/Moody's
   Amount     Ratings
  USD ($)     (unaudited)                                                                 Value
                               Technology Distributors - 2.2%
1,600,000      BB+/Ba1         Anixter International Corp., 5.95%, 3/1/15          $  1,472,000
1,000,000      BBB-/Baa3       Arrow Electronic, Inc., 6.875%, 6/1/18                   982,812
                                                                                   ------------
                                                                                   $  2,454,812
                                                                                   ------------
                               Total Technology Hardware & Equipment               $  5,929,912
                                                                                   ------------
                               Utilities - 8.7%
                               Electric Utilities - 5.4%
3,300,000      BB-/Ba3         Allegheny Energy Supply, 7.8%, 3/15/11              $  3,423,750
1,000,000      BB-/Ba3         Allegheny Energy Supply, 8.25%, 4/15/12 (144A)         1,062,500
1,300,000      B+/B1           CMS Energy Corp., 7.5%, 1/15/09                        1,316,250
                                                                                   ------------
                                                                                   $  5,802,500
                                                                                   ------------
                               Multi-Utilities - 3.3%
3,000,000      B+/B1           CMS Energy Corp., 7.75%, 8/1/10                     $  3,045,000
  450,000      B+/B1           CMS Energy Corp., 6.875%, 12/15/15                       427,500
                                                                                   ------------
                                                                                   $  3,472,500
                                                                                   ------------
                               Total Utilities                                     $  9,275,000
                                                                                   ------------
                               TOTAL CORPORATE BONDS
                               (Cost $80,127,755)                                  $ 77,452,904
                                                                                   ------------
Shares
                               TEMPORARY CASH INVESTMENT - 1.6%
                               Security Lending Collateral - 1.6%
1,695,184                      Securities Lending Investment Fund, 5.16%           $  1,695,184
                                                                                   ------------
                               TOTAL TEMPORARY CASH INVESTMENT
                               (Cost $1,695,184)                                   $  1,695,184
                                                                                   ------------
                               TOTAL INVESTMENT IN SECURITIES - 98.9%
                               (Cost $107,286,117)                                 $105,689,518
                                                                                   ------------
                               OTHER ASSETS AND LIABILITIES - 1.1%                 $  1,161,880
                                                                                   ------------
                               TOTAL NET ASSETS - 100.0%                           $106,851,398
                                                                                   ============

NR   Not rated by either S&P or Moody's
*    Non-income producing security.
+ Investment held by the fund representing 5% or more of the outstanding voting stock of such company.
(a)  At June 30, 2006, the following securities were out on loan:

      Principal
         Amount     Security                                               Value
     $1,641,250     Abitibi-Consolidated, Inc., 8.55%, 8/1/10         $1,555,084

         Shares
          1,125     Equity Office Properties Trust                        41,074
                                                                      ----------
                    Total                                             $1,596,158
                                                                      ==========


  The accompanying notes are an integral part of these financial statements.  77

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
================================================================================


        Principal   S&P/Moody's
           Amount   Ratings
          USD ($)   (unaudited)                                                                         Value
                                    CONVERTIBLE CORPORATE BONDS - 0.3%
                                    Semiconductors - 0.3%
                                    Semiconductor Equipment - 0.3%
          170,000   NR/NR           Brooks Automation, Inc., 4.75%, 6/1/08                        $   165,113
                                                                                                  -----------
                                    TOTAL CONVERTIBLE CORPORATE BONDS
                                    (Cost $158,934)                                               $   165,113
                                                                                                  -----------
                                    ASSET BACKED SECURITIES - 3.4%
                                    Diversified Financials - 1.1%
                                    Diversified Financial Services - 1.1%
          270,805   BB-/Ba2         Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)             $   265,226
          185,190   BBB-/Baa2       PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)          185,159
          247,636   BBB/Baa2        Power Receivables Finance, 6.29%, 1/1/12 (144A)                   246,687
                                                                                                  -----------
                                                                                                  $   697,072
                                                                                                  -----------
                                    Total Diversified Financials                                  $   697,072
                                                                                                  -----------
                                    Utilities - 1.6%
                                    Electric Utilities - 1.6%
          169,850   BBB-/Baa3       Empresa Electric, 8.625%, 4/30/13 (144A)                      $   183,353
          308,880   BB-/Ba2         FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)                   308,494
          376,193   NR/NR           Ormat Funding Corp., 8.25%, 12/30/20                              385,598
           83,065   BB-/Ba2         Tenaska Alabama, 7.0%, 6/30/21 (144A)                              80,956
                                                                                                  -----------
                                                                                                  $   958,401
                                                                                                  -----------
                                    Total Utilities                                               $   958,401
                                                                                                  -----------
                                    Government - 0.7%
                                    Government - 0.7%
COP       413,256   BB+/Ba2         Republic of Columbia, 9.75%, 4/9/11                           $   446,317
                                                                                                  -----------
                                    Total Government                                              $   446,317
                                                                                                  -----------
                                    TOTAL ASSET BACKED SECURITIES
                                    (Cost $2,115,884)                                             $ 2,101,790
                                                                                                  -----------
                                    COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
                                    Diversified Financials - 0.5%
                                    Diversified Financial Services - 0.5%
           80,000   NR/Ba1          Global Signal, 7.036%, 2/15/36 (144A)                         $    79,890
          265,000   NR/Ba2          Tower 2004-2A F, 6.376%, 12/15/14                                 260,288
                                                                                                  -----------
                                                                                                  $   340,178
                                                                                                  -----------
                                    Total Diversified Financials                                  $   340,178
                                                                                                  -----------
                                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                    (Cost $345,000)                                               $   340,178
                                                                                                  -----------
                                    CORPORATE BONDS - 35.3%
                                    Energy - 4.6%
                                    Coal & Consumable Fuels - 0.4%
          250,000   B+/Ba3          Adaro Finance BV, 8.5%, 12/8/10 (144A)                        $   248,750
                                                                                                  -----------
                                    Oil & Gas Drilling - 0.5%
           30,000   B/B2            Copano Energy LLC, 8.125%, 3/1/16 (144A)                      $    29,850
          300,000   NR/NR           DDI Holding AS, 9.3%, 1/19/12                                     308,250
                                                                                                  -----------
                                                                                                  $   338,100
                                                                                                  -----------


78   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


           Principal   S&P/Moody's
              Amount   Ratings
             USD ($)   (unaudited)                                                                           Value
                                       Oil & Gas Equipment & Services - 0.2%
             150,000   NR/B1           Semgroup LP, 8.75%, 11/15/15 (144A)                             $   149,250
                                                                                                       -----------
                                       Oil & Gas Exploration & Production - 2.9%
              70,000   B+/B1           Atlas Pipeline Partners, 8.125%, 12/15/15 (144A)                $    69,738
             210,000   B-/B3           Baytex Energy, Ltd., 9.625%, 7/15/10                                216,825
             260,000   B-/B3           Clayton Williams Energy, 7.75%, 8/1/13                              239,200
             245,000   B/B2            Compton Petroleum Corp., 7.625%, 12/1/13                            233,975
             355,000   BBB/NR          Gazprom International SA, 7.201%, 2/1/20 (144A)                     359,881
             170,000   B-/B3           Harvest Operations Corp., 7.875%, 10/15/11                          161,500
ITL      275,000,000   BBB-/Baa1       Petroleos Mexicanos, 7.375%, 8/13/07                                187,792
             115,000   CCC+/Caa1       Petroquest Energy, Inc., 10.375%, 5/15/12                           119,025
             200,000   B/B2            Quicksilver Resources, Inc., 7.125%, 4/1/16                         187,500
              45,000   BB+/Ba3         Southern Star Central Corp., 6.75%, 3/1/16 (144A)                    43,200
                                                                                                       -----------
                                                                                                       $ 1,818,636
                                                                                                       -----------
                                       Oil & Gas Storage & Transportation - 0.6%
              75,000   B/B1            Inergy LP, 8.25%, 3/1/16                                        $    75,750
              85,000   B-/B2           Targa Resources, Inc., 8.5%, 11/1/13 (144A)                          82,025
             176,000   B-/B3           Transmontaigne, Inc., 9.125%, 6/1/10                                187,440
                                                                                                       -----------
                                                                                                       $   345,215
                                                                                                       -----------
                                       Total Energy                                                    $ 2,899,951
                                                                                                       -----------
                                       Materials - 6.1%
                                       Aluminum - 0.8%
             370,000   BB/Ba3          Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)                   $   346,875
             140,000   B/B1            Novelis, Inc., 7.25%, 2/15/15                                       134,400
                                                                                                       -----------
                                                                                                       $   481,275
                                                                                                       -----------
                                       Commodity Chemicals - 1.0%
             110,000   BB-/Ba3         Arco Chemical Co., 9.8%, 2/1/20                                 $   129,250
              65,000   B-/B3           Aventine Renewable Energy, Floating Rate Note, 12/15/11(a)           68,494
             130,000   B-/B2           Basell Finance Co., 8.1%, 3/15/27 (144A)                            117,650
             300,000   B+/Ba3          Invista, 9.25%, 5/1/12 (144A)                                       315,000
                                                                                                       -----------
                                                                                                       $   630,394
                                                                                                       -----------
                                       Construction Materials - 0.4%
             275,000   B-/B3           U.S. Concrete, Inc., 8.375%, 4/1/14                             $   277,750
                                                                                                       -----------
                                       Diversified Chemical - 0.5%
             100,000   B-/B2           Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)                $   119,225
EURO         145,000   B-/B2           Nell AF Sarl, 8.375%, 8/15/15 (144A)                                187,244
                                                                                                       -----------
                                                                                                       $   306,469
                                                                                                       -----------
                                       Diversified Metals & Mining - 1.4%
              70,000   B-/B3           American Rock Salt Co., LLC, 9.5%, 3/15/14                      $    70,875
             100,000   BBB+/Baa3       Vale Overseas, Ltd., 6.25%, 1/11/16                                  95,250
             400,000   BBB+/Baa3       Vale Overseas, Ltd., 8.25%, 1/17/34                                 431,500
             280,000   BB/Ba1          Vedenta Resources Plc, 6.625%, 2/22/10 (144A)                       267,400
                                                                                                       -----------
                                                                                                       $   865,025
                                                                                                       -----------

  The accompanying notes are an integral part of these financial statements.  79

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


  Principal     S&P/Moody's
     Amount     Ratings
    USD ($)     (unaudited)                                                                             Value
                                Forest Products - 0.5%
    305,000     B+/B2           Ainsworth Lumber, 6.75%, 3/15/14                                 $   231,800
     90,000     BB-/Ba2         Sino Forest Corp., 9.125%, 8/17/11 (144A)                             92,700
                                                                                                 -----------
                                                                                                 $   324,500
                                                                                                 -----------
                                Metal & Glass Containers - 0.2%
    130,000     BB-/B1          Greif Brothers Corp., 8.875%, 8/1/12                             $   136,825
                                                                                                 -----------
                                Paper Packaging - 0.2%
    110,000     CCC+/Caa2       Graham Packaging Co., 9.875%, 10/15/14 (b)                       $   108,900
                                                                                                 -----------
                                Paper Products - 0.4%
    100,000     B+/B1           Abitibi-Consolidated, Inc., 6.0%, 6/20/13                        $    81,000
    200,000     B+/B1           Bowater, Inc., 6.5%, 6/15/13                                         174,000
                                                                                                 -----------
                                                                                                 $   255,000
                                                                                                 -----------
                                Specialty Chemicals - 0.7%
    350,000     B/Caa2          Crystal US Holdings, Inc., Floating Rate Note, 10/1/14 (a)       $   273,875
    150,000     BB+/NA          LPG International, Inc., 7.25%, 12/20/15                             138,000
                                                                                                 -----------
                                                                                                 $   411,875
                                                                                                 -----------
                                Total Materials                                                  $ 3,798,013
                                                                                                 -----------
                                Capital Goods - 4.1%
                                Aerospace & Defense - 0.1%
     75,000     BB+/Ba3         L-3 Communications Corp., 6.375%, 10/15/15                       $    71,625
                                                                                                 -----------
                                Building Products - 0.9%
    325,000     B/B3            Builders Firstsource, Inc., Floating Rate Note, 2/15/12 (a)      $   333,125
    250,000     BB-/Ba3         Desarrolladora Homex SA, 7.5%, 9/28/15                               235,000
                                                                                                 -----------
                                                                                                 $   568,125
                                                                                                 -----------
                                Construction & Engineering - 1.0%
  3,450,000     NR/ NR          Kvaerner ASA, 0.0%, 10/30/11                                     $   611,315
                                                                                                 -----------
                                Construction, Farm Machinery & Heavy Trucks - 0.7%
    130,000     B+/Ba3          Commercial Vehicle Group, 8.0%, 7/1/13                           $   124,475
    270,000     B+/B1           Greenbrier Co., Inc., 8.375%, 5/15/15                                275,738
                                                                                                 -----------
                                                                                                 $   400,213
                                                                                                 -----------
                                Industrial Machinery - 0.3%
    150,000     B/B2            Gardner Denver, Inc., 8.0%, 5/1/13 (144A)                        $   157,500
     53,000     B+/B2           JLG Industries, Inc., 8.375%, 6/15/12                                 54,855
                                                                                                 -----------
                                                                                                 $   212,355
                                                                                                 -----------
                                Trading Companies & Distributors - 1.1%
    325,000     BBB-/Baa3       Glencore Funding LLC, 6.0%, 4/15/14 (144A)                       $   296,818
    475,000     BB+/Ba1         Noble Group, Ltd., 6.625%, 3/17/15 (144A)                            411,756
                                                                                                 -----------
                                                                                                 $   708,574
                                                                                                 -----------
                                Total Capital Goods                                              $ 2,572,207
                                                                                                 -----------
                                Commercial Services & Supplies - 1.2%
                                Diversified Commercial Services - 0.6%
    130,000     B+/Ba2          FTI Consulting, 7.625%, 6/15/13                                  $   131,625
    240,000     CCC+/Caa1       Park-Ohio Industries, Inc., 8.375%, 11/15/14                         211,200
                                                                                                 -----------
                                                                                                 $   342,825
                                                                                                 -----------

80  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


 Principal   S&P/Moody's
    Amount   Ratings
   USD ($)   (unaudited)                                                                             Value
                             Environmental & Facilities Services - 0.5%
    80,000   B+/B1           Clean Harbors, Inc., 11.25%, 7/15/12 (144A)                       $    90,000
   240,000   CCC+/Caa1       Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)                   231,600
                                                                                               -----------
                                                                                               $   321,600
                                                                                               -----------
                             Office Services & Supplies - 0.1%
    90,000   CCC/B3          Nutro Products, Inc., Floating Rate Note, 10/15/13 (144A)(a)      $    91,688
                                                                                               -----------
                             Total Commercial Services & Supplies                              $   756,113
                                                                                               -----------
                             Transportation - 1.1%
                             Airlines - 0.1%
    85,000   CCC+/Caa2       AMR Corp., 9.8%, 10/1/21                                          $    79,263
                                                                                               -----------
                             Airport Services - 0.1%
    55,000   B-/Caa1         K&F Acquisition, Inc., 7.75%, 11/15/14                            $    54,175
                                                                                               -----------
                             Marine - 0.8%
   185,000   BB+/NR          CMA CGM SA, 7.25%, 2/1/13 (144A)                                  $   169,275
   315,000   BB-/Ba3         Stena AB, 7.0%, 12/1/16                                               289,800
    40,000   B-/B3           Trailer Bridge, Inc., 9.25%, 11/15/11                                  41,000
                                                                                               -----------
                                                                                               $   500,075
                                                                                               -----------
                             Railroads - 0.1%
    70,000   B-/B3           TFM SA De CV, 9.375%, 5/1/12                                      $    74,550
                                                                                               -----------
                             Total Transportation                                              $   708,063
                                                                                               -----------
                             Automobiles & Components - 0.4%
                             Tires & Rubber - 0.4%
   280,000   B-/B3           Goodyear Tire & Rubber, 9.0%, 7/1/15 (b)                          $   267,400
                                                                                               -----------
                             Total Automobiles & Components                                    $   267,400
                                                                                               -----------
                             Consumer Durables & Apparel - 1.2%
                             Footwear - 0.2%
   153,000   BB-/B1          Brown Shoe Co., Inc., 8.75%, 5/1/12                               $   157,208
                                                                                               -----------
                             Homebuilding - 1.0%
   148,000   BB-/Ba2         Meritage Homes Corp., 6.25%, 3/15/15                              $   124,690
   150,000   BB/Ba3          Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A)                        150,000
   250,000   B+/Ba3          WCI Communities, Inc., 6.625%, 3/15/15 (b)                            207,500
   150,000   B+/Ba3          WCI Communities, Inc., 7.875%, 10/1/13                                131,625
                                                                                               -----------
                                                                                               $   613,815
                                                                                               -----------
                             Total Consumer Durables & Apparel                                 $   771,023
                                                                                               -----------
                             Consumer Services - 0.8%
                             Casinos & Gaming - 0.8%
  200,000    AAA/Aaa         Lottomatica S.p.A., Floating Rate Note, 3/31/66 (144A) (a)        $   255,378
  245,000    B-/Caa1         Trump Entertainment Resorts, 8.5%, 6/1/15(b)                          235,506
                                                                                               -----------
                                                                                               $   490,884
                                                                                               -----------
                             Total Consumer Services                                           $   490,884
                                                                                               -----------
                             Media - 1.7%
                             Broadcasting & Cable TV - 0.9%
  250,000    BB+/Ba2         C&M Finance Ltd., 8.1%, 2/1/16 (144A)                             $   238,750
  300,000    B-/B2           Kabel Deutschland GMBH, 10.625%, 7/1/14                               316,500
                                                                                               -----------
                                                                                               $   555,250
                                                                                               -----------

  The accompanying notes are an integral part of these financial statements.  81

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


         Principal   S&P/Moody's
            Amount   Ratings
           USD ($)   (unaudited)                                                                     Value
                                     Movies & Entertainment - 0.5%
           335,000   B+/Ba2          Corp Interamer De Entret, 8.875%, 6/14/15 (144A)          $   318,250
                                                                                               -----------
                                     Publishing - 0.3%
           200,000   B/B1            Sheridan Acquisition Corp., 10.25%, 8/15/11               $   203,250
                                                                                               -----------
                                     Total Media                                               $ 1,076,750
                                                                                               -----------
                                     Retailing - 0.6%
                                     Automotive Retail - 0.2%
           115,000   BB+/Ba2         Autonation, Inc., 7.0%, 4/15/14 (144A)                    $   113,275
                                                                                               -----------
                                     Computer & Electronics Retail - 0.2%
            95,000   B+/ Ba3         GSC Holdings Corp., 8.0%, 10/1/12(b)                      $    95,000
                                                                                               -----------
                                     Distributors - 0.2%
EURO       100,000   B-/B2           Central Eur Distribution Corp., 8.0%, 7/25/12 (144A)      $   137,291
                                                                                               -----------
                                     Total Retailing                                           $   345,566
                                                                                               -----------
                                     Food & Drug Retailing - 0.2%
                                     Drug Retail - 0.2%
           110,000   CCC/Caa1        Duane Reade, Inc., Floating Rate Note, 12/15/10 (a)       $   106,700
                                                                                               -----------
                                     Total Food & Drug Retailing                               $   106,700
                                                                                               -----------
                                     Food, Beverage & Tobacco - 0.8%
                                     Brewers - 0.8%
           202,000   NR/NR           Argentine Beverages, 7.375%, 3/22/12 (144A)               $   193,920
           220,000   BBB/Baa3        Cia Brasileira de Bebida, 8.75%, 9/15/13                      242,275
            80,000   BBB/Baa3        Cia Brasileira de Bebida, 10.5%, 12/15/11                      93,000
                                                                                               -----------
                                                                                               $   529,195
                                                                                               -----------
                                     Total Food, Beverage & Tobacco                            $   529,195
                                                                                               -----------
                                     Health Care Equipment & Services - 0.3%
                                     Health Care Services - 0.3%
           165,000   CCC+/B3         Rural/Metro Corp., 9.875%, 3/15/15                        $   170,569
                                                                                               -----------
                                     Total Health Care Equipment & Services                    $   170,569
                                                                                               -----------
                                     Pharmaceuticals & Biotechnology - 0.6%
                                     Biotechnology - 0.3%
           200,000   B/B2            Angiotech Pharmaceutical, 7.75%, 4/1/14 (144A)            $   191,000
                                                                                               -----------
                                     Pharmaceuticals - 0.3%
           180,000   CCC+/Caa1       Warner Chilcott Corp., 8.75%, 2/1/15                      $   182,250
                                                                                               -----------
                                     Total Pharmaceuticals & Biotechnology                     $   373,250
                                                                                               -----------
                                     Banks - 1.4%
                                     Diversified Banks - 1.4%
           185,000   B/Ba1           ATF Bank JSC, 9.25%, 4/12/12 (144A)                       $   184,112
           170,000   BB+/Baa2        Kazkommerts International BV, 8.0%, 11/3/15                   164,900
           150,000   B+/Ba2          Russian Stand Bank, 7.5%, 10/7/10 (144A)                      139,875
            15,000   BBB+/A1         SEB, 8.125%, 9/6/49 (144A)                                     15,067
           200,000   NA/NA           Sibacademfinance Plc, 9.0%, 5/12/09 (144A)                    196,720
           175,000   BB/Baa1         Turanalem Finance BV, 8.5%, 2/10/15 (144A)                    171,719
                                                                                               -----------
                                                                                               $   872,393
                                                                                               -----------
                                     Total Banks                                               $   872,393
                                                                                               -----------

82  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


Principal     S&P/Moody's
   Amount     Ratings
  USD ($)     (unaudited)                                                                   Value
                              Diversified Financials - 1.7%
                              Consumer Finance - 0.9%
  300,000     B+/Ba2          Ford Motor Credit Co., 5.7%, 1/15/10                    $   262,781
   35,000     B+/Ba2          Ford Motor Credit Co., 5.8%, 1/12/09                         31,975
  320,000     A/A2            SLM Corp., Floating Rate Note, 7/25/14 (a)                  292,403
                                                                                      -----------
                                                                                      $   587,159
                                                                                      -----------
                              Investment Banking & Brokerage - 0.5%
  275,000     B+/Ba2          E*Trade Financial Corp., 8.0%, 6/15/11                  $   280,500
                                                                                      -----------
                              Diversified Financial Services - 0.3%
  200,000     BB/NR           CCSA Finance, Ltd., 7.875%, 5/17/16 (144A)              $   189,000
                                                                                      -----------
                              Total Diversified Financials                            $ 1,056,659
                                                                                      -----------
                              Insurance - 3.4%
                              Life & Health Insurance - 0.9%
  390,000     B-/B2           Presidential Life Corp., 7.875%, 2/15/09                $   388,050
  140,000     BB+/Ba1         Provident Co., Inc., 7.0%, 7/15/18                          135,167
                                                                                      -----------
                                                                                      $   523,217
                                                                                      -----------
                              Multi-Line Insurance - 0.5%
  325,000     BB+/Ba1         Hanover Insurance Group, 7.625%, 10/15/25               $   325,791
                                                                                      -----------
                              Property & Casualty Insurance - 1.0%
  285,000     BBB-/NR         Kingsway America, Inc., 7.5%, 2/1/14                    $   282,203
  350,000     BB+/Baa3        Ohio Casualty Corp., 7.3%, 6/15/14                          353,995
                                                                                      -----------
                                                                                      $   636,198
                                                                                      -----------
                              Reinsurance - 1.0%
  300,000     BBB-/Baa3       Odyssey Re Holdings, 7.65%, 11/1/13                     $   288,243
  365,000     BBB/NA          Platinum Underwriters Holdings, 7.5%, 6/1/17                358,062
                                                                                      -----------
                                                                                      $   646,305
                                                                                      -----------
                              Total Insurance                                         $ 2,131,511
                                                                                      -----------
                              Real Estate - 1.4%
                              Real Estate Management & Development - 0.2%
  125,000     BB-/Ba3         Forest City Enterprises, 7.625%, 6/1/15                 $   125,938
                                                                                      -----------
                              Real Estate Investment Trusts - 1.2%
  120,000     BB-/B2          BF Saul Real Estate Investment Trust, 7.5%, 3/1/14      $   121,800
   95,000     B/B1            Crescent Real Estate, 9.25%, 4/15/09                         98,753
  340,000     B+/B1           Trustreet Properties, Inc., 7.5%, 4/1/15                    334,900
  180,000     BB+/Ba2         Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)          180,000
                                                                                      -----------
                                                                                      $   735,453
                                                                                      -----------
                              Total Real Estate                                       $   861,391
                                                                                      -----------
                              Technology Hardware & Equipment - 0.7%
                              Communications Equipment - 0.1%
   50,000     BBB/Baa3        Corning, Inc., 5.9%, 3/15/14                            $    49,436
                                                                                      -----------
                              Technology Distributors - 0.6%
  406,000     BB+/Ba1         Anixter International Corp., 5.95%, 3/1/15              $   373,520
                                                                                      -----------
                              Total Technology Hardware & Equipment                   $   422,956
                                                                                      -----------

  The accompanying notes are an integral part of these financial statements.  83

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


Principal     S&P/Moody's
   Amount     Ratings
  USD ($)     (unaudited)                                                                             Value
                              Semiconductors - 0.3%
                              Semiconductors - 0.3%
  175,000     BBB-/Baa3       Chartered Semiconductor, 6.375%, 8/3/15                           $   167,066
                                                                                                -----------
                              Total Semiconductors                                              $   167,066
                                                                                                -----------
                              Telecommunication Services - 1.5%
                              Integrated Telecommunication Services - 0.6%
  160,000     B+/Ba3          Dycom Industries, 8.125%, 10/15/15                                $   160,400
  140,000     B-/B3           Eschelon Operating Co., 8.375%, 3/15/10                               133,000
   63,000     NR/Baa3         Tele Norte Leste Participacoes , 8.0%, 12/18/13                        65,520
                                                                                                -----------
                                                                                                $   358,920
                                                                                                -----------
                              Wireless Telecommunication Services - 0.9%
  120,000     BBB-/Baa3       Embarq Corp., 7.082%, 6/1/16                                      $   119,341
  115,000     BB-/Ba3         Mobile Telesystems Finance, 8.375%, 10/14/10 (144A)                   114,856
  210,000     B-/B2           Stratos Global Corp., 9.875%, 2/15/13 (144A)                          197,400
  240,000     B/Caa1          Zeus Special Sub, Ltd., Floating Rate Note, 2/1/15 (144A)(a)          165,600
                                                                                                -----------
                                                                                                $   597,197
                                                                                                -----------
                              Total Telecommunication Services                                  $   956,117
                                                                                                -----------
                              Utilities - 1.2%
                              Electric Utilities - 1.1%
  313,542     NR/Ba1          Juniper Generation, 6.79%, 12/31/14 (144A)                        $   298,056
  250,000     BBB-/Baa3       Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)                      231,933
  190,000     BB-/Ba3         MSW Energy Holdings, 7.375%, 9/1/10                                   190,000
                                                                                                -----------
                                                                                                $   719,989
                                                                                                -----------
                              Multi-Utilities - 0.1%
   60,000     B/B2            Reliant Energy, Inc., 6.75%, 12/15/14                             $    55,200
                                                                                                -----------
                              Total Utilities                                                   $   775,189
                                                                                                -----------
                              TOTAL CORPORATE BONDS
                              (Cost $22,157,475)                                                $22,108,966
                                                                                                -----------
                              U.S. GOVERNMENT & AGENCY OBLIGATIONS - 48.2%
  797,953                     Federal Home Loan Mortgage Corp., 4.5%, 4/1/20                    $   753,357
  462,676                     Federal Home Loan Mortgage Corp., 4.5%, 7/1/20                        436,817
  273,791                     Federal Home Loan Mortgage Corp., 4.5%, 4/1/35                        249,004
   40,690                     Federal Home Loan Mortgage Corp., 5.0%, 5/1/34                         38,123
  138,807                     Federal Home Loan Mortgage Corp., 5.0%, 6/1/35                        129,733
  350,000                     Federal Home Loan Mortgage Corp., 5.0%, 6/1/36                        326,893
   48,238                     Federal Home Loan Mortgage Corp., 5.5%, 10/1/16                        47,402
  773,619                     Federal Home Loan Mortgage Corp., 5.5%, 11/1/34                       746,255
  338,543                     Federal Home Loan Mortgage Corp., 5.5%, 1/1/35                        326,026
  237,538                     Federal Home Loan Mortgage Corp., 6.0%, 6/1/17                        237,984
   13,593                     Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                         13,434
    9,464                     Federal Home Loan Mortgage Corp., 6.0%, 2/1/33                          9,353
  235,755                     Federal Home Loan Mortgage Corp., 6.0% 11/1/33                        232,828
  179,827                     Federal Home Loan Mortgage Corp., 6.0%, 1/1/34                        177,414
  218,166                     Federal Home Loan Mortgage Corp., 6.0%, 4/1/35                        214,937
  233,366                     Federal Home Loan Mortgage Corp., 6.0%, 6/1/35                        229,912
  290,416                     Federal National Mortgage Association, 4.5%, 5/1/20                   274,513
  186,859                     Federal National Mortgage Association, 4.5%, 9/1/20                   176,627
  151,432                     Federal National Mortgage Association, 4.5%, 3/1/35                   137,285


84  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


Principal
   Amount
  USD ($)                                                                         Value
              U.S. Government & Agency Obligations (Cont.)
  598,025     Federal National Mortgage Association, 4.5%, 9/1/35           $   542,159
  172,184     Federal National Mortgage Association, 5.0%, 2/1/20               165,882
  821,244     Federal National Mortgage Association, 5.0%, 10/1/20              791,186
  346,087     Federal National Mortgage Association, 5.0%, 9/1/35               323,721
   31,818     Federal National Mortgage Association, 5.0%, 2/1/36                29,761
  567,477     Federal National Mortgage Association, 5.0%, 4/1/36               530,479
   36,343     Federal National Mortgage Association, 5.5%, 3/1/18                35,727
   79,966     Federal National Mortgage Association, 5.5%, 12/1/18               78,611
   88,140     Federal National Mortgage Association, 5.5%, 4/1/19                86,681
  186,044     Federal National Mortgage Association, 5.5%, 5/1/34               179,171
  774,135     Federal National Mortgage Association, 5.5%, 10/1/35              744,077
  150,000     Federal National Mortgage Association, 5.5%, 12/1/35              144,176
  484,230     Federal National Mortgage Association, 5.5%, 3/1/36               465,429
  149,704     Federal National Mortgage Association, 5.5%, 5/1/36               143,797
   72,668     Federal National Mortgage Association, 6.0%, 7/1/17                72,946
    4,537     Federal National Mortgage Association, 6.0%, 12/1/31                4,485
    9,288     Federal National Mortgage Association, 6.0%, 2/1/32                 9,182
    5,483     Federal National Mortgage Association, 6.0% 11/1/32                 5,417
  306,157     Federal National Mortgage Association, 6.0%, 11/1/33              302,272
  195,493     Federal National Mortgage Association, 6.0%, 12/1/33              193,013
  111,861     Federal National Mortgage Association, 6.0%, 1/1/34               110,320
  800,000     Federal National Mortgage Association, 6.375%, 8/15/07            595,939
      998     Federal National Mortgage Association, 7.0%, 9/1/29                 1,023
    1,235     Federal National Mortgage Association, 6.5%, 7/1/31                 1,247
    4,832     Federal National Mortgage Association, 6.5%, 10/1/31                4,877
    8,523     Federal National Mortgage Association, 6.5%, 2/1/32                 8,601
  207,864     Government National Mortgage Association, 4.5%, 9/15/33           191,218
  173,629     Government National Mortgage Association, 4.5%, 5/15/34           159,600
  629,492     Government National Mortgage Association, 4.5%, 4/15/35           578,101
  300,000     Government National Mortgage Association, 4.5%, 3/15/36           275,366
  209,039     Government National Mortgage Association, 5.0%, 12/15/34          198,074
  453,463     Government National Mortgage Association, 5.0%, 4/15/35           429,303
  349,213     Government National Mortgage Association, 5.5%, 10/15/19          345,159
  201,856     Government National Mortgage Association, 5.5%, 1/15/34           195,826
  381,254     Government National Mortgage Association, 5.5%, 4/15/34           369,864
  133,266     Government National Mortgage Association, 5.5%, 4/20/34           128,744
   50,556     Government National Mortgage Association, 5.5%, 7/15/34            49,046
  397,913     Government National Mortgage Association, 5.5%, 10/15/34          386,026
  395,083     Government National Mortgage Association, 5.5%, 6/15/35           383,125
  946,538     Government National Mortgage Association, 5.5%, 11/15/35          917,890
  447,202     Government National Mortgage Association, 6.0%, 8/15/16           450,547
   22,238     Government National Mortgage Association, 6.0%, 5/15/17            22,410
  212,294     Government National Mortgage Association, 6.0%, 6/15/17           213,937
  252,056     Government National Mortgage Association, 6.0%, 2/15/18           254,051
  148,335     Government National Mortgage Association, 6.0%, 8/15/19           149,468
   26,119     Government National Mortgage Association, 6.0%, 2/15/33            25,945
   95,208     Government National Mortgage Association, 6.0%, 3/15/33            94,579
   46,786     Government National Mortgage Association, 6.0%, 6/15/33            46,474
  102,992     Government National Mortgage Association, 6.0%, 7/15/33           102,304
  157,456     Government National Mortgage Association, 6.0%, 9/15/33           156,404
   61,248     Government National Mortgage Association, 6.0%, 10/15/33           60,839

  The accompanying notes are an integral part of these financial statements.  85

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


           Principal   S&P/Moody's
              Amount   Ratings
             USD ($)   (unaudited)                                                                            Value
                                       U.S. Government & Agency Obligations (Cont.)
             168,928                   Government National Mortgage Association, 6.0%, 8/15/34          $   167,758
              24,700                   Government National Mortgage Association, 6.5%, 3/15/29               25,077
               7,067                   Government National Mortgage Association, 6.5%, 1/15/30                7,168
               2,064                   Government National Mortgage Association, 6.5%, 6/15/31                2,092
              18,749                   Government National Mortgage Association, 6.5%, 2/15/32               18,999
              21,107                   Government National Mortgage Association, 6.5%, 3/15/32               21,388
              25,641                   Government National Mortgage Association, 6.5%, 11/15/32              25,995
              19,181                   Government National Mortgage Association, 6.5%, 1/15/33               19,431
              30,012                   Government National Mortgage Association, 6.5%, 5/15/33               30,403
              64,380                   Government National Mortgage Association, 6.5%, 1/15/34               65,204
                 815                   Government National Mortgage Association, 7.0%, 3/15/31                  841
               8,998                   Government National Mortgage Association, 7.5%, 5/15/23                9,280
               2,463                   Government National Mortgage Association, I, 7.0%, 3/15/31             2,541
             125,198                   Government National Mortgage Association II, 5.5%, 3/20/34           120,949
             236,787                   Government National Mortgage Association II, 6.0%, 11/20/33          234,613
             625,000                   U.S. Treasury Bonds, 4.375%, 12/15/10                                607,080
           2,240,000                   U.S. Treasury Bonds, 5.25%, 11/15/28                               2,229,499
             425,000                   U.S. Treasury Bonds, 6.25%, 8/15/23                                  468,729
              80,000                   U.S. Treasury Bonds, 7.25%, 5/15/16                                   92,631
           1,237,602                   U.S. Treasury Inflation Protected Security, 1.875%, 7/15/15        1,174,319
             314,631                   U.S. Treasury Inflation Protected Security, 2.0%, 1/15/16            300,461
             840,278                   U.S. Treasury Inflation Protected Security, 3.0%, 7/15/12            865,289
             153,155                   U.S. Treasury Inflation Protected Security, 3.375%, 1/15/12          160,430
           1,186,356                   U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11          1,240,889
             700,000                   U.S. Treasury Notes, 4.0%, 2/15/15                                   645,039
             620,000                   U.S. Treasury Notes, 4.25%, 1/15/11                                  598,663
             675,000                   U.S. Treasury Notes, 4.25%, 11/15/14                                 634,817
             400,000                   U.S. Treasury Notes, 4.25%, 8/15/15                                  374,266
             265,000                   U.S. Treasury Notes, 4.875%, 2/15/12                                 262,101
           1,200,000                   U.S. Treasury Notes, 5.0%, 2/15/11                                 1,197,047
             700,000                   U.S. Treasury Notes, 5.5%, 8/15/28                                   719,195
           1,920,000                   U.S. Treasury Strip, 0.0%, 11/15/13                                1,321,096
                                                                                                        -----------
                                                                                                        $30,155,666
                                                                                                        -----------
                                       TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                       (Cost $31,033,922)                                               $30,155,666
                                                                                                        -----------
                                       FOREIGN GOVERNMENT BONDS - 6.1%
ITL       45,000,000   B+/B2           Banco Nac De Desen Econo, 8.0%, 4/28/10                          $    31,933
CAD          399,000   AAA/Aaa         Government of Canada, 4.25%, 9/1/09                                  354,785
SEK        3,445,000   AAA/Aaa         Government of Sweden, 5.25%, 3/15/11                                 507,675
SEK        2,955,000   NR/NR           Government of Sweden, 5.5%, 10/8/12                                  446,015
SEK        2,150,000   NR/NR           Government of Sweden, 8.0%, 8/15/07                                  314,925
NOK        1,500,000   AAA/Aaa         Norwegian Government, 5.5%, 5/15/09                                  250,661
NOK        1,320,000   AAA/Aaa         Norwegian Government, 6.0%, 5/16/11                                  228,832
NOK        3,410,000   AAA/Aaa         Norwegian Government, 6.75%, 1/15/07                                 557,288
AUD          532,000   AAA/Aaa         Ontario Province, 5.5%, 4/23/13                                      379,819
AUD          207,000   AAA/Aaa         Queensland Treasury, 6.0%, 8/14/13                                   154,633
GBP          335,000   AAA/Aaa         United Kingdom Treasury, 4.75%, 6/7/10                               617,782
                                                                                                        -----------
                                                                                                        $ 3,844,348
                                                                                                        -----------
                                       TOTAL FOREIGN GOVERNMENT BONDS
                                       (Cost $3,568,480)                                                $ 3,844,348
                                                                                                        -----------

86  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


  Principal     S&P/Moody's
     Amount     Ratings
    USD ($)     (unaudited)                                                                                       Value
                                MUNICIPAL BONDS - 1.2%
                                Muni Airport - 0.5%
     50,000     B/CAA2          New Jersey Economic Development Authority, 6.25%, 9/15/29                   $    51,147
    175,000     B/CAA2          New Jersey Economic Development Authority Special Facility Revenue,
                                7.0%, 11/15/30                                                                  183,393
    100,000     NR/NR           Wayne Charter County SPL, 6.75%, 12/1/15                                         55,663
                                                                                                            -----------
                                                                                                            $   290,203
                                                                                                            -----------
                                Muni Medical - 0.1%
     80,000     AAA/NR          Massachusetts Health & Educational Facilities, 5.0%, 1/15/10                $    83,570
                                                                                                            -----------
                                Muni Tobacco - 0.5%
     90,000     BBB/Baa3        Golden State Tobacco Securitization, 6.75%, 6/1/39                          $   100,731
    105,000     BBB/Baa3        Tobacco Settlement Authority Washington, 6.625%, 6/1/32                         114,124
     60,000     BBB/Baa3        Tobacco Settlement Financing Corp., 7.0%, 6/1/41                                 68,030
                                                                                                            -----------
                                                                                                            $   282,885
                                                                                                            -----------
                                Muni Utilities - 0.1%
     60,000     AAA/Aaa         San Antonio Texas Electric & Gas, Floating Rate Note, 2/1/19 (144A)(a)      $    77,242
                                                                                                            -----------
                                TOTAL MUNICIPAL BONDS
                                (Cost $647,737)                                                             $   733,900
                                                                                                            -----------
    Shares
                                RIGHTS/WARRANTS - 0.0%
                                Transportation - 0.0%
                                Railroads - 0.0%
        210                     Atlantic Express Transportation, Exp. 4/15/08*                              $        --
                                                                                                            -----------
                                Total Transportation                                                        $        --
                                                                                                            -----------
                                TOTAL RIGHTS/WARRANTS
                                (Cost $0)                                                                   $        --
                                                                                                            -----------
                                TEMPORARY CASH INVESTMENT - 1.5%
                                Security Lending Collateral - 1.5%
    941,101                     Securities Lending Investment Fund, 5.16%                                   $   941,101
                                                                                                            -----------
                                TOTAL TEMPORARY CASH INVESTMENT
                                (Cost $941,101)                                                             $   941,101
                                                                                                            -----------
                                TOTAL INVESTMENT IN SECURITIES - 96.5%
                                (Cost $60,968,533)                                                          $60,391,062
                                                                                                            -----------
                                OTHER ASSETS AND LIABILITIES - 3.5%                                         $ 2,225,966
                                                                                                            -----------
                                TOTAL NET ASSETS - 100.0%                                                   $62,617,028
                                                                                                            ===========


  The accompanying notes are an integral part of these financial statements.  87

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Strategic Income VCT Portfolio
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


*    Non-income producing security.
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2006, the value of these securities amounted to $8,986,634 or 14.4% of total net assets.
NR   Not Rated by either S&P or Moody's.
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b)  At June 30, 2006, the following securities were out on loan:


     Principal
        Amount   Security                                           Value
      $ 94,050   GSC Holdings Corp., 8.0%, 10/1/12               $ 94,050
       277,200   Goodyear Tire & Rubber, 9.0%, 7/1/15             264,726
       108,900   Graham Packaging Co., 9.875%, 10/15/14           108,901
       242,550   Trump Entertainment Resorts, 8.5%, 6/1/15        233,151
       247,500   WCI Communities, Inc., 6.625%, 3/15/15           205,425
                                                                 --------
                 Total                                           $906,253
                                                                 ========

NOTE: Principal amounts are denominated in U.S. dollars unless otherwise noted.
ITL   Italian Lira
EURO  Euro
CAD   Canadian Dollar
SEK   Swedish Krona
NOK   Norwegian Kroner
AUD   Australian Dollar
GBP   British Pound
COP   Colombian Peso


88  The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
================================================================================


    Principal
       Amount                                                                        Value
                COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
                Government - 1.6%
 $    213,395   Federal Home Loan Bank, 4.75%, 10/25/10                        $   207,107
      116,164   Federal Home Loan Bank, 5.0%, 1/15/16                              114,569
      350,000   Freddie Mac, 5.5%, 7/15/28                                         345,437
                                                                               -----------
                                                                               $   667,113
                                                                               -----------
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                (Cost $690,757)                                                $   667,113
                                                                               -----------
                CORPORATE BONDS - 0.6%
                Diversified Financials - 0.6%
                Specialized Finance - 0.6%
      250,000   Private Export Funding, 3.375%, 2/15/09                        $   237,761
                                                                               -----------
                TOTAL CORPORATE BONDS
                (Cost $250,000)                                                $   237,761
                                                                               -----------
                U.S. GOVERNMENT AGENCY OBLIGATIONS - 95.8%
      200,960   Fannie Mae, 5.5%, 6/1/23                                       $   195,653
      250,000   Federal Farm Credit Bank, 3.25%, 6/15/2007                         244,778
      400,000   Federal Farm Credit Bank, 4.9%, 3/17/14                            380,366
      100,000   Federal Farm Credit Bank, 5.3%, 9/28/15                             95,931
      100,000   Federal Farm Credit Bank, 5.88%, 9/8/08                            100,855
      250,000   Federal Farm Credit Bank, 4.45%, 6/1/15                            231,219
      200,000   Federal Farm Credit Bank, Medium Term Note, 6.38%, 11/27/06        200,717
      250,000   Federal Home Loan Bank 4.25%, 10/10/08                             243,879
      300,000   Federal Home Loan Bank 4.43%, 4/7/08                               294,739
      250,000   Federal Home Loan Bank, 4.0%, 2/12/10                              237,927
      250,000   Federal Home Loan Bank, 4.25%, 2/16/10                             240,360
      200,000   Federal Home Loan Bank, 4.5%, 11/15/12                             189,328
      500,000   Federal Home Loan Bank, 4.75%, 12/10/10                            485,227
      100,000   Federal Home Loan Bank, 5.375%, 5/18/16                             98,694
       34,841   Federal Home Loan Corp., 6.5%, 2/1/32                               35,180
       28,642   Federal Home Loan Corp., 7.0%, 3/1/32                               29,418
       29,809   Federal Home Loan Corp., 7.0%, 4/1/32                               30,548
      300,000   Federal Home Loan Mortgage Corp., 5.0%, 1/1/36                     280,388
      210,000   Federal Home Loan Mortgage Corp., 5.0%, 3/1/36                     196,135
      209,461   Federal Home Loan Mortgage Corp., 5.5%, 12/1/34                    201,717
      223,200   Federal Home Loan Mortgage Corp., 5.5%, 9/1/34                     214,947
       64,095   Federal Home Loan Mortgage Corp., 6.0% 10/1/32                      63,344
      467,787   Federal Home Loan Mortgage Corp., 6.0%, 5/1/34                     461,509
      123,519   Federal Home Loan Mortgage Corp., 6.0%, 11/1/32                    122,072
      319,864   Federal Home Loan Mortgage Corp., 6.0%, 11/1/32                    316,115
       25,814   Federal Home Loan Mortgage Corp., 6.0%, 12/1/32                     25,512
      125,480   Federal Home Loan Mortgage Corp., 6.0%, 12/1/32                    124,010
      174,701   Federal Home Loan Mortgage Corp., 6.0%, 2/1/33                     172,654
      836,287   Federal Home Loan Mortgage Corp., 6.0%, 3/1/33                     825,906
      184,028   Federal Home Loan Mortgage Corp., 6.5% 4/1/32                      185,758
       48,346   Federal Home Loan Mortgage Corp., 6.5%, 1/1/29                      48,869
       84,665   Federal Home Loan Mortgage Corp., 6.5%, 10/1/31                     85,490
       60,129   Federal Home Loan Mortgage Corp., 6.5%, 3/1/11                      60,769
       30,461   Federal Home Loan Mortgage Corp., 6.5%, 3/1/29                      30,794

  The accompanying notes are an integral part of these financial statements.  89

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


    Principal
       Amount                                                               Value
                U.S. Government Agency Obligations (Cont.)
 $     11,360   Federal Home Loan Mortgage Corp., 6.5%, 3/1/32           $ 11,467
       27,373   Federal Home Loan Mortgage Corp., 6.5%, 4/1/31             27,640
       62,428   Federal Home Loan Mortgage Corp., 6.5%, 7/1/32             63,014
       16,412   Federal Home Loan Mortgage Corp., 7.0%, 2/1/31             16,819
        2,653   Federal Home Loan Mortgage Corp., 7.0%, 4/1/30              2,718
        1,361   Federal Home Loan Mortgage Corp., 7.0%, 7/1/31              1,395
        5,090   Federal Home Loan Mortgage Corp., 7.0%, 9/1/31              5,217
       29,942   Federal Home Loan Mortgage Corp., 7.5%, 8/1/31             30,989
      216,990   Federal National Mortgage Association, 4.5%, 4/1/19       205,362
      104,783   Federal National Mortgage Association, 5.0%, 12/1/35       98,012
       65,954   Federal National Mortgage Association, 5.0%, 3/1/09        64,565
      197,643   Federal National Mortgage Association, 5.0%, 7/1/19       190,645
      294,265   Federal National Mortgage Association, 5.5%, 11/1/23      286,494
      329,863   Federal National Mortgage Association, 5.5%, 11/1/33      318,219
      173,512   Federal National Mortgage Association, 5.5%, 12/1/34      167,101
       65,839   Federal National Mortgage Association, 5.5%, 2/1/33        62,995
      262,024   Federal National Mortgage Association, 5.5%, 3/1/18       257,687
      195,772   Federal National Mortgage Association, 5.5%, 3/1/24       190,299
      211,130   Federal National Mortgage Association, 5.5%, 3/1/34       203,329
      313,429   Federal National Mortgage Association, 5.5%, 4/1/18       308,322
      147,137   Federal National Mortgage Association, 5.5%, 6/1/33       145,270
      289,416   Federal National Mortgage Association, 5.5%, 9/1/33       279,200
       63,565   Federal National Mortgage Association, 6.0%, 6/1/33        62,759
       38,601   Federal National Mortgage Association, 6.0%, 10/1/32       38,136
       61,631   Federal National Mortgage Association, 6.0%, 11/1/32       60,888
       79,506   Federal National Mortgage Association, 6.0%, 11/1/32       78,548
      211,205   Federal National Mortgage Association, 6.0%, 11/1/32      208,660
      152,421   Federal National Mortgage Association, 6.0%, 12/1/11      152,516
       30,245   Federal National Mortgage Association, 6.0%, 12/1/31       29,898
      407,887   Federal National Mortgage Association, 6.0%, 3/1/33       402,972
       99,030   Federal National Mortgage Association, 6.0%, 4/1/33        97,837
      135,064   Federal National Mortgage Association, 6.0%, 7/1/34       133,204
      275,000   Federal National Mortgage Association, 6.0%, 7/1/36       270,617
      124,525   Federal National Mortgage Association, 6.0%, 9/1/34       122,810
      250,000   Federal National Mortgage Association, 6.07%, 5/12/16     249,423
       39,140   Federal National Mortgage Association, 6.5%, 1/1/29        39,539
       65,385   Federal National Mortgage Association, 6.5%, 1/1/32        65,981
        9,074   Federal National Mortgage Association, 6.5%, 10/1/31        9,157
       47,294   Federal National Mortgage Association, 6.5%, 10/1/31       47,725
       46,875   Federal National Mortgage Association, 6.5%, 11/1/28       47,356
       26,935   Federal National Mortgage Association, 6.5%, 2/1/32        27,181
       33,047   Federal National Mortgage Association, 6.5%, 3/1/32        33,369
       82,029   Federal National Mortgage Association, 6.5%, 3/1/32        82,753
       26,710   Federal National Mortgage Association, 6.5%, 3/1/32        26,953
       75,431   Federal National Mortgage Association, 6.5%, 4/1/32        76,097
       34,591   Federal National Mortgage Association, 6.5%, 7/1/21        35,008
       63,181   Federal National Mortgage Association, 6.5%, 7/1/32        63,739
      287,626   Federal National Mortgage Association, 6.5%, 7/1/34       289,312
       57,583   Federal National Mortgage Association, 6.5%, 8/1/32        58,108


90  The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


    Principal
       Amount                                                                      Value
                U.S. Government Agency Obligations (Cont.)
 $    146,524   Federal National Mortgage Association, 6.5%, 8/1/32          $   147,817
       45,697   Federal National Mortgage Association, 6.5%, 8/1/32               46,101
       30,953   Federal National Mortgage Association, 6.5%, 9/1/32               31,226
        7,573   Federal National Mortgage Association, 7.0%, 1/1/29                7,764
       20,784   Federal National Mortgage Association, 7.0%, 1/1/32               21,296
        3,875   Federal National Mortgage Association, 7.0%, 5/1/31                3,973
       16,847   Federal National Mortgage Association, 7.0%, 7/1/31               17,262
       24,162   Federal National Mortgage Association, 7.0%, 8/1/19               24,843
       37,753   Federal National Mortgage Association, 7.0%, 9/1/18               38,818
      106,191   Federal National Mortgage Association, 7.0%, 9/1/30              108,869
       14,336   Federal National Mortgage Association, 7.5%, 2/1/31               14,852
       35,665   Federal National Mortgage Association, 9.0%, 4/1/33               37,669
      300,000   Freddie Mac, 5.25%, 11/15/12                                     290,859
      256,046   Government National Mortgage Association, 4.5%, 4/15/20          243,935
      299,529   Government National Mortgage Association, 4.5%, 5/20/36          271,846
      424,354   Government National Mortgage Association, 4.5%, 6/15/34          390,068
      201,139   Government National Mortgage Association, 4.5%, 6/15/34          184,888
      340,210   Government National Mortgage Association, 4.5%, 8/15/33          312,966
      143,772   Government National Mortgage Association, 5.0%, 1/20/20          139,097
       90,908   Government National Mortgage Association, 5.0%, 10/15/20          88,228
      190,865   Government National Mortgage Association, 5.0%, 11/20/19         184,717
      173,359   Government National Mortgage Association, 5.0%, 2/15/20          168,249
      203,737   Government National Mortgage Association, 5.0%, 3/15/34          193,050
      163,418   Government National Mortgage Association, 5.0%, 4/15/35          154,711
      254,149   Government National Mortgage Association, 5.0%, 7/15/17          246,812
      165,037   Government National Mortgage Association, 5.0%, 9/15/33          156,351
      179,688   Government National Mortgage Association, 5.5%, 10/15/34         174,320
      139,051   Government National Mortgage Association, 5.5%, 2/15/19          137,473
      168,847   Government National Mortgage Association, 5.5%, 3/15/33          163,866
      262,232   Government National Mortgage Association, 5.5%, 4/15/33          254,496
      255,176   Government National Mortgage Association, 5.5%, 6/15/17          252,346
      145,187   Government National Mortgage Association, 5.5%, 7/15/19          140,969
      182,235   Government National Mortgage Association, 5.5%, 7/15/19          180,119
      201,048   Government National Mortgage Association, 5.50%, 7/15/33         195,117
       77,576   Government National Mortgage Association, 6.0%, 1/15/33           77,069
       84,486   Government National Mortgage Association, 6.0%, 10/15/32          83,933
       91,849   Government National Mortgage Association, 6.0%, 10/15/32          91,248
       26,647   Government National Mortgage Association, 6.0%, 10/15/32          26,473
       70,596   Government National Mortgage Association, 6.0%, 10/15/32          70,134
      199,652   Government National Mortgage Association, 6.0%, 11/15/32         198,603
      128,104   Government National Mortgage Association, 6.0%, 11/15/32         127,266
      225,725   Government National Mortgage Association, 6.0%, 12/15/32         224,470
      220,415   Government National Mortgage Association, 6.0%, 12/15/33         218,943
      186,118   Government National Mortgage Association, 6.0%, 2/15/18          187,590
      219,705   Government National Mortgage Association, 6.0%, 3/15/34          218,184
      225,000   Government National Mortgage Association, 6.0%, 30 YR TBA        223,249
      147,802   Government National Mortgage Association, 6.0%, 4/15/28          147,177
       98,382   Government National Mortgage Association, 6.0%, 5/15/17           99,143
      112,920   Government National Mortgage Association, 6.0%, 6/20/16          113,412
      337,290   Government National Mortgage Association, 6.0%, 7/15/23          335,912


  The accompanying notes are an integral part of these financial statements.  91

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
================================================================================


    Principal
       Amount                                                                     Value
                U.S. Government Agency Obligations (Cont.)
 $    130,440   Government National Mortgage Association, 6.0%, 8/15/19     $   131,437
      127,058   Government National Mortgage Association, 6.0%, 8/15/34         126,299
      157,972   Government National Mortgage Association, 6.0%, 8/15/34         156,878
      105,080   Government National Mortgage Association, 6.0%, 9/15/32         104,392
      104,677   Government National Mortgage Association, 6.0%, 9/15/34         103,952
      238,068   Government National Mortgage Association, 6.0% 1/15/33          236,478
       96,570   Government National Mortgage Association, 6.5%, 1/15/34          97,806
       88,726   Government National Mortgage Association, 6.5%, 10/15/31         89,956
       48,731   Government National Mortgage Association, 6.5%, 12/15/31         49,406
       19,928   Government National Mortgage Association, 6.5%, 12/15/31         20,205
       33,278   Government National Mortgage Association, 6.5%, 12/20/28         33,668
       22,100   Government National Mortgage Association, 6.5%, 2/15/29          22,437
        8,964   Government National Mortgage Association, 6.5%, 2/15/32           9,247
       11,566   Government National Mortgage Association, 6.5%, 3/15/26          11,740
      101,880   Government National Mortgage Association, 6.5%, 4/15/17         103,684
       26,874   Government National Mortgage Association, 6.5%, 4/15/17          27,350
       24,564   Government National Mortgage Association, 6.5%, 4/15/32          24,891
       26,938   Government National Mortgage Association, 6.5%, 4/15/32          27,297
      124,834   Government National Mortgage Association, 6.5%, 5/15/29         126,739
      123,940   Government National Mortgage Association, 6.5%, 5/15/29         125,848
       49,660   Government National Mortgage Association, 6.5%, 5/15/29          50,426
       41,604   Government National Mortgage Association, 6.5%, 5/15/31          42,181
       17,153   Government National Mortgage Association, 6.5%, 6/15/17          17,456
       41,982   Government National Mortgage Association, 6.5%, 6/15/28          42,628
       35,989   Government National Mortgage Association, 6.5%, 6/15/28          36,546
        8,845   Government National Mortgage Association, 6.5%, 6/15/29           8,980
       53,899   Government National Mortgage Association, 6.5%, 6/15/31          54,646
       23,962   Government National Mortgage Association, 6.5%, 6/15/32          24,282
       27,099   Government National Mortgage Association, 6.5%, 6/15/32          27,461
       20,732   Government National Mortgage Association, 6.5%, 6/15/32          21,009
       69,674   Government National Mortgage Association, 6.5%, 7/15/31          70,639
       57,788   Government National Mortgage Association, 6.5%, 7/15/32          58,559
       62,380   Government National Mortgage Association, 6.5%, 9/15/31          63,244
       24,351   Government National Mortgage Association, 6.5%, 9/20/31          24,597
       12,508   Government National Mortgage Association, 7.0%, 1/15/26          12,916
       21,530   Government National Mortgage Association, 7.0%, 1/15/29          22,218
       39,463   Government National Mortgage Association, 7.0%, 11/15/28         40,714
       37,347   Government National Mortgage Association, 7.0%, 11/15/30         38,541
        4,798   Government National Mortgage Association, 7.0%, 12/15/30          4,952
       47,578   Government National Mortgage Association, 7.0%, 2/15/28          49,087
       17,947   Government National Mortgage Association, 7.0%, 2/15/31          18,516
        5,160   Government National Mortgage Association, 7.0%, 3/15/28           5,324
       17,904   Government National Mortgage Association, 7.0%, 4/15/28          18,472
       16,276   Government National Mortgage Association, 7.0%, 5/15/31          16,793
      106,445   Government National Mortgage Association, 7.0%, 5/15/32         109,807
       26,551   Government National Mortgage Association, 7.0%, 6/15/29          27,400
       37,494   Government National Mortgage Association, 7.0%, 7/15/26          38,718
       26,802   Government National Mortgage Association, 7.0%, 7/15/29          27,658
        7,909   Government National Mortgage Association, 7.0%, 7/15/29           8,162
       19,480   Government National Mortgage Association, 7.0%, 8/15/31          20,098


92   The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


  Principal
     Amount                                                                       Value
             U.S. Government Agency Obligations (Cont.)
 $   13,546  Government National Mortgage Association, 7.0%, 9/15/27        $    13,993
     13,083  Government National Mortgage Association, 7.5%, 1/15/31             13,674
      2,325  Government National Mortgage Association, 7.5%, 1/15/32              2,430
      6,888  Government National Mortgage Association, 7.5%, 10/15/22             7,197
     22,982  Government National Mortgage Association, 7.5%, 10/15/29            24,036
     30,875  Government National Mortgage Association, 7.5%, 11/15/29            32,291
      1,771  Government National Mortgage Association, 7.5%, 6/15/23              1,852
      1,316  Government National Mortgage Association, 7.5%, 8/15/23              1,376
          2  Government National Mortgage Association, 7.5%, 8/15/29                  2
      1,751  Government National Mortgage Association, 7.5%, 8/15/29              1,832
      5,523  Government National Mortgage Association, 7.5%, 8/20/27              5,748
      2,025  Government National Mortgage Association, 8.0%, 8/20/25              2,139
     96,307  Government National Mortgage Association I, 6.0%, 2/15/29           95,771
    293,283  Government National Mortgage Association II, 5.0%, 12/20/18        283,951
    157,335  Government National Mortgage Association II, 5.5%, 11/20/34        151,996
    322,566  Government National Mortgage Association II, 5.5%, 2/20/34         311,621
    334,588  Government National Mortgage Association II, 5.5%, 7/20/19         329,660
    170,917  Government National Mortgage Association II, 6.0%, 11/20/33        169,348
     46,057  Government National Mortgage Association II, 6.0%, 12/20/18         46,278
    118,218  Government National Mortgage Association II, 6.0%, 7/20/19         118,752
     25,413  Government National Mortgage Association II, 6.5%, 8/20/28          25,708
     12,071  Government National Mortgage Association II, 7.0%, 1/20/31          12,371
     65,348  Government National Mortgage Association II, 7.0%, 2/20/29          66,987
     34,120  Government National Mortgage Association II, 7.0%, 5/20/26          34,999
     12,000  Tennessee Valley Authority, Floating Rate Note, 6/1/28             267,720
  1,850,000  U.S. Treasury Bonds, 5.125%, 5/15/16                             1,847,832
    850,000  U.S. Treasury Bonds, 4.0%, 2/15/14                                 789,636
  2,050,000  U.S. Treasury Bonds, 6.25%, 8/15/23                              2,260,927
    400,000  U.S. Treasury Bonds, 7.25%, 5/15/16                                463,156
    825,000  U.S. Treasury Notes, 4.0%, 11/15/12                                775,436
    870,000  U.S. Treasury Notes, 4.25%, 11/15/14                               818,208
    300,000  U.S. Treasury Notes, 4.25%, 8/15/15                                280,699
    100,000  U.S. Treasury Notes, 4.5%, 2/15/16                                  95,141
    250,000  U.S. Treasury Notes, 4.5%, 11/15/15                                238,125
    475,000  U.S. Treasury Notes, 4.75%, 5/15/14                                463,366
    200,000  U.S. Treasury Notes, 5.0%, 2/15/11                                 199,506
  1,150,000  U.S. Treasury Notes, 6.375%, 8/15/27                             1,305,340
  1,350,000  U.S. Treasury Notes, 6.5%, 2/15/10                               1,410,487
    207,130  U.S. Treasury Inflation Notes, 1.875%, 7/15/15                     196,539
  3,006,372  U.S. Treasury Inflation Protected Security, 3.375%, 1/15/12      3,149,175
                                                                            -----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                       $38,912,937
                                                                            -----------
             (Cost $ 40,065,748)
             TOTAL INVESTMENT IN SECURITIES - 98.0%                         $39,817,811
                                                                            -----------
             (Cost $41,006,505)
             OTHER ASSETS AND LIABILITIES - 2.0%                            $   813,169
                                                                            -----------
             TOTAL NET ASSETS - 100.0%                                      $40,630,980
                                                                            ===========


  The accompanying notes are an integral part of these financial statements.  93

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
================================================================================
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
================================================================================


Principal
   Amount                                                               Value
                      COLLATERALIZED MORTGAGE
                      OBLIGATIONS - 2.6%
                      Banks - 2.6%
                      Thrifts & Mortgage Finance - 2.5%
$ 975,658             Federal Home Loan Mortgage, Corp.,
                      Multifamily VRD Certificate, Floating
                      Rate Note, 1/15/42                          $   975,658
                                                                  -----------
                      TOTAL COLLATERALIZED
                      MORTGAGE OBLIGATIONS
                      (Cost $975,658)                             $   975,658
                                                                  -----------
                      CORPORATE BONDS - 40.5%
                      Capital Goods - 5.5%
                      Construction & Farm Machinery &
                      Heavy Trucks - 4.2%
1,600,000             Caterpillar Financial Services, Floating
                      Rate Note, 2/26/07                          $ 1,600,849
                                                                  -----------
                      Industrial Conglomerates - 1.3%
  500,000             GE Capital Corp., Floating Rate
                      Note, 6/15/07                               $   500,000
                                                                  -----------
                      Total Capital Goods                         $ 2,100,849
                                                                  -----------
                      Food & Drug Retailing - 2.4%
                      Hypermarkets & Supercenters - 2.4%
  900,000             Wal-Mart Stores, Floating Rate
                      Note, 3/28/07                               $   899,732
                                                                  -----------
                      Total Food & Drug Retailing                 $   899,732
                                                                  -----------
                      Pharmaceuticals & Biotechnology - 3.9%
                      Pharmaceuticals - 3.9%
1,500,000             Abbott Laboratories, 5.625%, 7/1/06         $ 1,500,000
                                                                  -----------
                      Total Pharmaceuticals &
                      Biotechnology                               $ 1,500,000
                                                                  -----------
                      Diversified Financials - 27.4%
                      Consumer Finance - 5.9%
1,500,000             American Express Credit, Floating Rate
                      Note, 9/19/06                               $ 1,500,488
  750,000             HSBC Finance Corp., Floating Rate
                      Note, 5/10/07                                   750,250
                                                                  -----------
                                                                  $ 2,250,738
                                                                  -----------


Principal
   Amount                                                               Value
                      Investment Banking & Brokerage - 10.8%
$ 500,000             Goldman Sachs Group Inc., Floating
                      Rate Note, 3/30/07                          $   500,459
  500,000             Goldman Sachs Group Inc., Floating
                      Rate Note, 7/2/07                               500,748
  200,000             Goldman Sachs Group Inc., Floating
                      Rate Note, 8/1/06                               200,009
  400,000             Lehman Brothers Holdings, Floating
                      Rate Note, 4/20/07                              400,386
1,000,000             Merrill Lynch & Co., Floating Rate
                      Note, 7/11/07                                 1,000,000
1,500,000             Morgan Stanley Dean Witter, Floating
                      Rate Note, 1/12/07                            1,501,319
                                                                  -----------
                                                                  $ 4,102,921
                                                                  -----------
                      Diversified Financial Services - 4.2%
  800,000             Bank One Corp., Floating Rate
                      Note, 8/11/06                               $   800,029
  800,000             GE Capital Corp., Floating Rate
                      Note, 7/9/07                                    800,000
                                                                  -----------
                                                                  $ 1,600,029
                                                                  -----------
                      Specialized Finance - 6.4%
  400,000             Citigroup Inc., Floating Rate
                      Note, 2/15/07                               $   400,503
1,050,000             Citigroup Inc., Floating Rate
                      Note, 1/12/07                                 1,050,428
1,000,000             Citigroup Inc., Floating Rate
                      Note, 9/22/06                                 1,000,906
                                                                  -----------
                                                                  $ 2,451,837
                                                                  -----------
                      Total Diversified Financials                $10,405,525
                                                                  -----------
                      Insurance - 1.3%
                      Multi-Line Insurance - 1.3%
  500,000             American General Finance, Floating
                      Rate Note, 11/15/06                         $   500,298
                                                                  -----------
                      Total Insurance                             $   500,298
                                                                  -----------
                      TOTAL CORPORATE BONDS
                      (Cost $15,406,404)                          $15,406,404
                                                                  -----------
                      U.S. GOVERNMENT AGENCY
                      OBLIGATIONS - 2.6%
                      Banks - 2.6%
                      Thrifts & Mortgage Finance - 2.6%
1,000,000             Freddie Mac, Floating Rate
                      Note, 1/26/07                               $ 1,000,000
                                                                  -----------
                      TOTAL U.S. GOVERNMENT
                      AGENCY OBLIGATIONS
                      (Cost $1,000,000)                           $ 1,000,000
                                                                  -----------

94  The accompanying notes are an integral part of these financial statements.

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


  Principal
     Amount                                                             Value
                      TEMPORARY CASH INVESTMENTS - 54.0%
                      Commercial Paper - 54.0%
$ 1,500,000           Abbey National Treasury,
                      4.92%, 7/19/06                              $ 1,496,310
  1,000,000           Bank of America Corp., 5.22%, 7/17/06           997,760
    100,000           BNP Paribas Financial Inc.,
                      5.04%, 7/13/06                                   99,832
  1,000,000           BNP Paribas Financial Inc.,
                      5.33%, 8/28/06                                  991,714
    500,000           Citigroup Inc., 0%, 7/18/06                     498,834
    750,000           Depfa Bank Plc, 5.31%, 8/15/06                  750,000
    500,000           Dresner U.S. Finance, Inc.,
                      5.05%, 7/7/06                                   499,579
  1,000,000           Dresner U.S. Finance, Inc.,
                      5.175%, 8/10/06                                 994,372
  1,000,000           Fortis Banque Luxembourg,
                      5.02%, 7/5/06                                   999,442
    300,000           HBOS Treasury Services PLC,
                      5.045%, 8/15/06                                 298,108
    500,000           HBOS Treasury Services PLC,
                      5.08%, 8/8/06                                   497,319
    700,000           HBOS Treasury Services PLC,
                      5.11%, 8/16/06                                  695,429
    100,000           HBOS Treasury Services PLC,
                      5.4%, 9/12/06                                    98,905
  1,000,000           ING Funding LLC, 5.015%, 7/12/06                998,468
    500,000           ING Funding LLC, 5.05%, 8/10/06                 497,195
    400,000           JP Morgan Bank, 5.07%, 7/3/06                   137,961
  1,093,000           JP Morgan Bank, 5.07%, 7/6/06                   342,758
    500,000           Landesbank Baden-Wurttemberg, 5.38%,
                      9/19/2006                                       395,218
  1,000,000           MetLife Funding Corp., 4.95%, 7/18/06         1,090,445
  1,000,000           MetLife Funding Corp., 5.23%, 7/20/06           498,673
    500,000           National Rural Utilities, 5.1%, 7/11/06         998,583
    500,000           Nordea North America Inc.,
                      5.04%, 8/11/06                                  994,260
    500,000           Nordea North America, Inc.
                      5.29%, 9/11/06                                  494,795
    500,000           Paccar Financial Corp.,
                      5.05%, 8/17/06                                  496,704
    500,000           Paccar Financial, 5.03%, 8/9/06                 497,275
  1,000,000           Paccar Financial, 5.04%, 8/15/06                496,850
  1,200,000           Prudential Funding LLC,
                      5.02%, 7/10/06                                  499,372
    138,000           Prudential Funding LLC, 5.04%, 7/7/06           999,160
    343,000           Rabobank USA Financial Corp.,
                      5.25%, 7/3/06                                 1,199,655
  1,000,000           UBS Finance LLC, 4.99%, 8/22/06                 992,662
                                                                  -----------
                      TOTAL TEMPORARY
                      CASH INVESTMENTS
                      (Cost $20,547,638)                          $20,547,638
                                                                  -----------

Principal
   Amount                                                               Value
                      TOTAL INVESTMENT
                      IN SECURITIES - 99.7%
                      (Cost $37,929,700)                          $37,929,700
                                                                  -----------
                      OTHER ASSETS
                      AND LIABILITIES - (0.3%)                    $   112,486
                                                                  -----------
                      TOTAL NET ASSETS - 100.0%                   $38,042,186
                                                                  ===========



  The accompanying notes are an integral part of these financial statements. 95

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
================================================================================
FINANCIAL HIGHLIGHTS
================================================================================


                                                              Six Months
                                                                 Ended        Year       Year       Year        Year         Year
                                                                6/30/06      Ended       Ended      Ended       Ended       Ended
Class I                                                       (unaudited)   12/31/05   12/31/04   12/31/03    12/31/02     12/31/01
Net asset value, beginning of period                            $ 28.09      $ 20.48    $ 17.37    $ 11.03     $11.23      $ 12.10
                                                                -------      -------    -------    -------     ------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $  0.18      $  0.22    $  0.22    $  0.20     $ 0.06      $  0.15
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    2.20         7.51       3.04       6.20      (0.19)       (1.02)
                                                                -------      -------    -------    -------     ------      -------
  Net increase (decrease) from investment operations            $  2.38      $  7.73    $  3.26    $  6.40     $(0.13)     $ (0.87)
Distributions to shareowners:
 Net investment income                                            (0.16)       (0.12)     (0.15)     (0.06)     (0.07)          --
 Net realized gain                                                (2.77)          --         --         --         --           --
                                                                -------      -------    -------    -------     ------      -------
Net increase (decrease) in net asset value                      $ (0.55)     $  7.61    $  3.11    $  6.34     $(0.20)     $ (0.87)
                                                                -------      -------    -------    -------     ------      -------
Net asset value, end of period                                  $ 27.54      $ 28.09    $ 20.48    $ 17.37     $11.03      $ 11.23
                                                                =======      =======    =======    =======     ======      =======
Total return*                                                      9.14%       37.95%     18.93%     58.17%     (1.20)%      (7.19)%
Ratio of net expenses to average net assets+                       1.57%**      1.75%      1.75%      1.75%      1.75%        1.66%
Ratio of net investment income (loss) to average net assets+       1.11%**      0.94%      1.12%      1.43%      0.63%        1.30%
Portfolio turnover rate                                              49%**        74%        66%        79%       124%         175%
Net assets, end of period (in thousands)                        $11,237      $11,205    $ 8,633    $ 8,399     $5,886      $ 6,896
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.57%**      1.77%      1.87%      2.51%      2.88%        3.83%
 Net investment income (loss)                                      1.11%**      0.92%      1.00%      0.67%     (0.50)%      (0.87)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.57%**      1.75%      1.75%      1.75%      1.75%        1.66%
 Net investment income (loss)                                      1.11%**      0.94%      1.12%      1.43%      0.63%        1.30%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


96  The accompanying notes are an integral part of these financial statements.

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                               Six Months
                                                                 Ended        Year       Year       Year       Year        Year
                                                                6/30/06       Ended      Ended     Ended     Ended         Ended
Class I                                                       (unaudited)   12/31/05   12/31/04   12/31/03   12/31/02     12/31/01
Net asset value, beginning of period                            $ 11.42      $ 10.64    $  9.05    $  6.82    $  8.42     $ 11.07
                                                                -------      -------    -------    -------    -------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $  0.24      $  0.12    $  0.11    $  0.09    $  0.05     $  0.01
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    1.17         0.73       1.55       2.17      (1.65)      (2.51)
                                                                -------      -------    -------    -------    -------     -------
  Net increase (decrease) from investment operations            $  1.41      $  0.85    $  1.66    $  2.26    $ (1.60)    $ (2.50)
Distributions to shareowners:
 Net income                                                       (0.08)       (0.07)     (0.07)     (0.03)        --       (0.15)
 Net realized gain                                                   --           --         --         --         --          --
                                                                -------      -------    -------    -------    -------     -------
Net increase (decrease) in net asset value                      $  1.33      $  0.78    $  1.59    $  2.23    $ (1.60)    $ (2.65)
                                                                -------      -------    -------    -------    -------     -------
Net asset value, end of period                                  $ 12.75      $ 11.42    $ 10.64    $  9.05    $  6.82     $  8.42
                                                                =======      =======    =======    =======    =======     =======
Total return*                                                     12.41%        8.05%     18.48%     33.26%    (19.00)%    (22.66)%
Ratio of net expenses to average net assets+                       1.53%**      1.50%      1.50%      1.50%      1.50%       1.50%
Ratio of net investment income (loss) to average net assets+       3.66%**      0.97%      0.92%      1.14%      0.68%       0.25%
Portfolio turnover rate                                              20%**        95%        55%        52%        94%         73%
Net assets, end of period (in thousands)                        $ 8,970      $ 8,714    $ 9,478    $ 9,330    $ 8,696     $12,417
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.58%**      1.76%      1.94%      2.52%      2.21%       1.99%
 Net investment income (loss)                                      3.61%**      0.71%      0.48%      0.12%      0.03%      (0.24)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.53%**      1.50%      1.50%      1.50%      1.50%       1.50%
 Net investment income (loss)                                      3.66%**      0.97%      0.92%      1.14%      0.68%       0.25%

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                              Six Months
                                                                 Ended        Year       Year       Year         Year        Year
                                                                6/30/06      Ended      Ended      Ended        Ended       Ended
Class I                                                       (unaudited)   12/31/05   12/31/04   12/31/03     12/31/02    12/31/01
Net asset value, beginning of period                            $ 13.71      $ 11.88    $ 10.06   $  7.79      $  9.00     $ 11.83
                                                                -------      -------    -------   -------      -------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $  0.12      $  0.10    $  0.05   $  0.07      $  0.03     $  0.02
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    0.97         1.75       1.82      2.26        (1.23)      (2.83)
                                                                -------      -------    -------   -------      -------     -------
  Net increase (decrease) from investment operations            $  1.09      $  1.85    $  1.87   $  2.33      $ (1.20)    $ (2.81)
Distributions to shareowners:
 Net investment income                                            (0.07)       (0.02)     (0.05)    (0.06)       (0.01)      (0.02)
 Net realized gain                                                   --           --         --        --           --          --
                                                                -------      -------    -------   -------      -------     -------
Net increase (decrease) in net asset value                      $  1.02      $  1.83    $  1.82   $  2.27      $ (1.21)    $ (2.83)
                                                                -------      -------    -------   -------      -------     -------
Net asset value, end of period                                  $ 14.73      $ 13.71    $ 11.88   $ 10.06      $  7.79     $  9.00
                                                                =======      =======    =======   =======      =======     =======
Total return*                                                      7.99%       15.58%     18.71%    30.06%      (13.31)%    (23.74)%
Ratio of net expenses to average net assets+                       1.44%**      1.53%      1.75%     1.69%        1.46%       1.38%
Ratio of net investment income (loss) to average net assets+       1.48%**      0.70%      0.45%     0.68%        0.62%       0.21%
Portfolio turnover rate                                             114%**       108%       129%       99%          31%         39%
Net assets, end of period (in thousands)                        $20,848      $21,176    $22,859   $22,506      $21,271     $32,083
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
Net expenses                                                       1.44%**      1.53%      1.75%     1.69%        1.46%       1.38%
Net investment income                                              1.48%**      0.70%      0.45%     0.68%        0.62%       0.21%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.44%**      1.53%      1.75%     1.69%        1.46%       1.38%
 Net investment income                                             1.48%**      0.70%      0.45%     0.68%        0.62%       0.21%

** Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+  Ratios with no reduction for fees paid indirectly.
NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


  The accompanying notes are an integral part of these financial statements.  97

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                             Six Months
                                                                Ended        Year       Year       Year      Year      11/8/01(a)
                                                               6/30/06      Ended       Ended     Ended      Ended        to
Class I                                                      (unaudited)   12/31/05   12/31/04   12/31/03  12/31/02    12/31/01
Net asset value, beginning of period                           $ 16.19      $ 15.02    $ 12.50   $  9.23   $ 10.87      $  10.00
                                                               -------      -------    -------   -------   -------      --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $  0.01      $  0.05    $ (0.03)  $    --   $ (0.01)     $   0.01
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                   0.85         1.61       2.55      3.27     (1.63)         0.86
                                                               -------      -------    -------   -------   -------      --------
  Net increase (decrease) from investment operations           $  0.86      $  1.66    $  2.52   $  3.27   $ (1.64)     $   0.87
Distributions to Shareowners:
 Net investment income                                           (0.02)          --         --        --     (0.00)(b)        --
 Net realized gain                                               (0.52)       (0.49)        --        --     (0.00)(b)        --
                                                               -------      -------    -------   -------   -------      --------
Net increase (decrease) in net asset value                     $  0.32      $  1.17    $  2.52   $  3.27   $ (1.65)     $   0.87
                                                               -------      -------    -------   -------   -------      --------
Net asset value, end of period                                 $ 16.51      $ 16.19    $ 15.02   $ 12.50   $  9.23      $  10.87
                                                               =======      =======    =======   =======   =======      ========
Total return*                                                     5.43%       11.39%     20.16%    35.43%   (15.08)%        8.70%
Ratio of net expenses to average net assets+                      0.98%**      1.15%      1.25%     1.25%     1.25%         1.21%**
Ratio of net investment income (loss) to average net assets+      0.90%**      0.35%     (0.21)%    0.03%    (0.05)%        0.86%**
Portfolio turnover rate                                            146%**        38%        36%       74%       50%            0%
Net assets, end of period (in thousands)                       $59,141      $20,555    $17,993   $12,049   $ 6,603      $    504
Ratios with no waiver of management fees and assumption of
 expenses by PIM:
 Net expenses                                                     0.98%**      1.15%      1.30%     2.40%     2.76%        77.48%**
 Net investment income (loss)                                     0.90%**      0.35%     (0.26)%   (1.12)%   (1.56)%      (75.41)%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     0.98%**      1.15%      1.25%     1.25%     1.25%         1.21%**
 Net investment income (loss)                                     0.90%**      0.35%     (0.21)%    0.03%    (0.05)%        0.86%**

(a) Shares of Pioneer Small Cap Value VCT Portfolio were first publicly offered on November 8, 2001.
(b) Amount rounds to less than one cent per share
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


98  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                             Six Months
                                                                Ended        Year       Year        Year         Year        Year
                                                               6/30/06       Ended      Ended       Ended       Ended       Ended
Class I                                                      (unaudited)   12/31/05   12/31/04    12/31/03     12/31/02    12/31/01
Net asset value, beginning of period                          $  25.00     $  24.67    $  20.47    $  14.94    $  17.35    $  17.79
                                                              --------     --------    --------    --------    --------    --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                 $   0.11     $   0.15    $   0.08    $   0.14    $   0.07    $   0.07
 Net realized and unrealized gain (loss) on investments           0.01         1.75        4.41        5.45       (1.97)       1.06
                                                              --------     --------    --------    --------    --------    --------
  Net increase (decrease) from investment operations          $   0.12     $   1.90    $   4.49    $   5.59    $  (1.90)   $   1.13
Distributions to shareowners:
 Net investment income                                           (0.26)       (0.08)      (0.08)      (0.06)      (0.05)      (0.10)
 Net realized gain                                               (6.60)       (1.49)      (0.21)         --       (0.46)      (1.47)
                                                              --------     --------    --------    --------    --------    --------
Net increase (decrease) in net asset value                    $  (6.74)    $   0.33    $   4.20    $   5.53    $  (2.41)   $  (0.44)
                                                              --------     --------    --------    --------    --------    --------
Net asset value, end of year                                  $  18.26     $  25.00    $  24.67    $  20.47    $  14.94    $  17.35
                                                              ========     ========    ========    ========    ========    ========
Total return*                                                     1.18%        7.88%      22.12%      37.48%     (11.21)%      6.49%
Ratio of net expenses to average net assets+                      0.72%**      0.71%       0.72%       0.76%       0.80%       0.79%
Ratio of net investment income (loss) to average net assets+      0.89%**      0.58%       0.53%       0.86%       0.46%       0.45%
Portfolio turnover rate                                            115%**        42%         55%         52%         68%         95%
Net assets, end of period (in thousands)                      $273,839     $288,837    $303,138    $170,237    $120,687    $128,340
Ratio with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     0.72%**      0.71%       0.72%       0.76%       0.80%       0.79%
 Net investment income (loss)                                     0.89%**      0.58%       0.53%       0.86%       0.46%       0.45%
Ratio with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     0.72%**      0.71%       0.72%       0.76%       0.80%       0.79%
 Net investment income (loss)                                     0.89%**      0.58%       0.53%       0.86%       0.46%       0.45%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.
NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


  The accompanying notes are an integral part of these financial statements.  99

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                             Six Months
                                                                Ended        Year       Year        Year         Year       Year
                                                               6/30/06      Ended      Ended        Ended       Ended      Ended
Class I                                                      (unaudited)   12/31/05   12/31/04    12/31/03     12/31/02   12/31/01
Net asset value, beginning of period                           $ 13.39      $ 13.04    $ 12.22    $  9.75      $ 14.95     $ 18.39
                                                               -------      -------    -------    -------      -------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $  0.02      $  0.04    $  0.09    $ (0.01)     $  0.00(a)  $  0.01
 Net realized and unrealized gain (loss) on investments          (0.38)        0.41       0.73       2.48        (5.19)      (3.45)
                                                               -------      -------    -------    -------       -------    -------
  Net increase (decrease) from investment operations           $ (0.36)     $  0.45    $  0.82    $  2.47      $ (5.19)    $ (3.44)
Distributions to shareowners:
 Net investment income                                           (0.03)       (0.10)        --      (0.00)(a)    (0.01)         --
                                                               -------      -------    -------    -------      -------     -------
Net increase (decrease) in net asset value                     $ (0.39)     $  0.35    $  0.82    $  2.47      $ (5.20)    $ (3.44)
                                                               -------      -------    -------    -------      -------     -------
Net asset value, end of period                                 $ 13.00      $ 13.39    $ 13.04    $ 12.22      $  9.75     $ 14.95
                                                               =======      =======    =======    =======      =======     =======
Total return*                                                    (2.71)%       3.48%      6.71%     25.35%      (34.71)%    (18.71)%
Ratio of net expenses to average net assets+                      1.00%**      0.96%      0.96%      1.08%        0.97%       0.85%
Ratio of net investment income (loss) to average net assets+      0.31%**      0.19%      0.71%     (0.05%)       0.01%       0.07%
Portfolio turnover rate                                            102%**        79%       206%        58%          86%        111%
Net assets, end of period (in thousands)                       $23,446      $26,986    $32,300    $35,750      $34,746     $72,456
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.00%**      0.96%      0.97%      1.08%        0.97%       0.85%
 Net investment income (loss)                                     0.31%**      0.19%      0.71%     (0.05%)       0.01%       0.07%
Ratios with waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.00%**      0.96%      0.96%      1.08%        0.97%       0.85%
 Net investment income (loss)                                     0.31%**      0.19%      0.71%     (0.05%)       0.01%       0.07%

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                               Six Months
                                                                 Ended         Year       Year        Year        Year       Year
                                                                6/30/06       Ended      Ended       Ended        Ended     Ended
Class I                                                       (unaudited)    12/31/05   12/31/04    12/31/03    12/31/02   12/31/01
Net asset value, beginning of period                            $ 26.13      $ 24.30    $ 18.57     $ 14.47     $ 14.77    $ 14.42
                                                                -------      -------    -------     -------     -------    -------
Increase (decrease) from investment operations:
 Net investment income                                          $  0.39      $  0.43    $  0.52     $  0.74     $  0.62    $  0.68
 Net realized and unrealized gain (loss) on investments            3.41         3.10       5.99        4.16       (0.23)      0.40
                                                                -------      -------    -------     -------     -------    -------
  Net increase (decrease) from investment operations            $  3.80      $  3.53    $  6.51     $  4.90     $  0.39    $  1.08
Distributions to shareowners:
 Net investment income                                            (0.38)       (0.39)    (0.45)       (0.64)      (0.69)     (0.56)
 Net realized gain                                                (1.49)       (1.31)    (0.33)         --           --         --
 Tax return of capital                                               --           --         --      (0.16)          --      (0.17)
                                                                -------      -------    -------     -------     -------    -------
Net increase (decrease) in net asset value                      $  1.93      $  1.83    $  5.73     $  4.10     $ (0.30)   $  0.35
                                                                -------      -------    -------     -------     -------    -------
Net asset value, end of period                                  $ 28.06      $ 26.13    $ 24.30     $ 18.57     $ 14.47    $ 14.77
                                                                =======      =======    =======     =======     =======    =======
Total return*                                                     14.83%       15.13%     35.74%      34.75%      (2.53)%     7.80%
Ratio of net expenses to average net assets+                       0.89%**      0.94%      0.98%       1.03%       1.07%      1.16%
Ratio of net investment income to average net assets+              2.63%**      1.65%      2.41%       4.49%       4.76%      4.71%
Portfolio turnover rate                                              18%**        12%        35%         20%         29%        34%
Net assets, end of period (in thousands)                        $31,852      $32,086    $36,447     $31,891     $29,873    $33,026
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      0.89%**      0.94%      0.98%       1.03%       1.07%      1.16%
 Net investment income                                             2.63%**      1.65%      2.41%       4.49%       4.76%      4.71%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      0.89%**      0.94%      0.98%       1.03%       1.07%      1.16%
 Net investment income                                             2.63%**      1.65%      2.41%       4.49%       4.76%      4.71%

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


100  The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                             Six Months
                                                               Ended        Year         Year        Year        Year        Year
                                                              6/30/06       Ended        Ended       Ended       Ended      Ended
Class I                                                      (unaudited)   12/31/05    12/31/04    12/31/03    12/31/02    12/31/01
Net asset value, beginning of period                          $  21.55     $  20.57    $  18.70    $  15.28    $  19.08   $  22.67
                                                              --------     --------    --------    --------    --------   --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                 $   0.15     $   0.27    $   0.24    $   0.20    $   0.19   $   0.17
 Net realized and unrealized gain (loss) on investments           0.95         0.99        1.85        3.41       (3.81)     (2.57)
                                                              --------     --------    --------    --------    --------   --------
  Net increase (decrease) from investment operations          $   1.10     $   1.26    $   2.09    $   3.61    $  (3.62)     (2.40)
Distributions to shareowners:
 Net investment income                                           (0.15)      (0.28)       (0.22)      (0.19)      (0.18)     (0.17)
 Net realized gain                                                  --           --          --          --          --      (1.02)
                                                              --------     --------    --------    --------    --------   --------
Net increase (decrease) in net asset value                    $   0.95     $   0.98    $   1.87    $   3.42    $  (3.80)  $  (3.59)
                                                              --------     --------    --------    --------    --------   --------
Net asset value, end of period                                $  22.50     $  21.55    $  20.57    $  18.70    $  15.28   $  19.08
                                                              ========     ========    ========    ========    ========   ========
Total return*                                                     5.11%        6.17%      11.26%      23.76%      19.03%    (10.85)%
Ratio of net expenses to average net assets+                      0.70%**      0.70%       0.71%       0.76%       0.80%      0.74%
Ratio of net investment income (loss) to average net assets+      1.37%**      1.26%       1.26%       1.16%       1.09%      0.83%
Portfolio turnover rate                                              9%**        23%         17%         11%         11%         7%
Net assets, end of period (in thousands)                      $369,688     $382,973    $454,136    $154,839    $141,892   $199,160
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     0.70%**      0.70%       0.71%       0.76%       0.80%      0.74%
 Net investment income (loss)                                     1.37%**      1.26%       1.26%       1.16%       1.09%      0.83%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     0.70%**      0.70%       0.71%       0.76%       0.80%      0.74%
 Net investment income (loss)                                     1.37%**      1.26%       1.26%       1.16%       1.09%      0.83%

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                               Six Months
                                                                 Ended         Year       Year       Year        Year       Year
                                                                6/30/06        Ended      Ended      Ended      Ended      Ended
Class I                                                       (unaudited)    12/31/05   12/31/04   12/31/03    12/31/02   12/31/01
Net asset value, beginning of period                           $  21.25      $  20.58   $  18.09   $  15.11   $  18.40    $  21.28
                                                               --------      --------   --------   --------   --------    --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $   0.28      $   0.51   $   0.44   $   0.41   $   0.42    $   0.40
 Net realized and unrealized gain (loss) on investments            1.53          0.66       2.49       2.96      (3.30)      (1.86)
                                                               --------      --------   --------   --------   --------    --------
  Net increase (decrease) from investment operations           $   1.81      $   1.17   $   2.93   $   3.37   $  (2.88)   $  (1.46)
Distributions to shareowners:
 Net investment income                                            (0.28)        (0.50)     (0.44)     (0.39)     (0.41)      (0.36)
 Net realized gain                                                (0.37)           --         --         --         --       (1.06)
                                                               --------      --------   --------   --------   --------    --------
Net increase (decrease) in net asset value                     $   1.16       $  0.67   $   2.49   $   2.98   $  (3.29)   $  (2.88)
                                                               --------      --------   --------   --------   --------    --------
Net asset value, end of period                                 $  22.41       $ 21.25   $  20.58   $  18.09   $  15.11    $  18.40
                                                               ========       =======   ========   ========   ========    ========
Total return*                                                      8.62%         5.72%     16.39%      0.86%    (15.82)%     (6.97)%
Ratio of net expenses to average net assets+                       0.69%**       0.71%      0.72%      0.78%      0.80%       0.75%
Ratio of net investment income (loss) to average net assets+       2.56%**       2.56%      2.40%      2.55%      2.48%       2.07%
Portfolio turnover rate                                              28%**         22%        19%        12%        12%         13%
Net assets, end of period (in thousands)                       $246,508      $232,249   $188,234   $155,634   $133,258    $164,019
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      0.69%**       0.71%      0.72%      0.78%      0.80%       0.75%
 Net investment income (loss)                                      2.56%**       2.56%      2.40%      2.55%      2.48%       2.07%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      0.69%**       0.71%      0.72%      0.78%      0.80%       0.75%
 Net investment income (loss)                                      2.56%**       2.56%      2.40%      2.55%      2.48%       2.07%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.
NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


 The accompanying notes are an integral part of these financial statements.  101

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                             Six Months
                                                               Ended         Year        Year      Year        Year         Year
                                                              6/30/06       Ended       Ended     Ended       Ended         Ended
Class I                                                     (unaudited)    12/31/05    12/31/04  12/31/03    12/31/02    12/31/01(a)
Net asset value, beginning of period                          $ 14.71      $ 14.40     $ 14.04   $ 12.27     $ 13.91      $ 14.60
                                                              -------      -------     -------   -------     -------      -------
Increase (decrease) from investment operations:
 Net investment income                                        $  0.14      $  0.25     $  0.28   $  0.23     $  0.21      $  0.34
 Net realized and unrealized gain (loss) on investments         (0.12)        0.33        0.39      1.80       (1.63)      (0.67)
                                                              -------      -------     -------   -------     -------      -------
  Net increase (decrease) from investment operations          $  0.02      $  0.58     $  0.67   $  2.03     $ (1.42)     $ (0.33)
Distributions to shareowners:
 Net investment income                                          (0.14)       (0.27)      (0.31)    (0.26)     (0.22)      (0.36)
 Net realized gain                                                 --           --          --        --          --           --
                                                              -------      -------     -------   -------     -------      -------
Net increase (decrease) in net asset value                    $ (0.12)     $  0.31     $  0.36   $  1.77     $ (1.64)     $ (0.69)
                                                              -------      -------     -------   -------     -------      -------
Net asset value, end of period                                $ 14.59      $ 14.71     $ 14.40   $ 14.04     $ 12.27      $ 13.91
                                                              =======      =======     =======   =======     =======      =======
Total return*                                                    0.13%        4.08%       4.79%    16.71%     (10.27)%      (2.26)%
Ratio of net expenses to average net assets+                     0.89%**      0.92%       0.90%     0.91%       0.95%        0.84%
Ratio of net investment income to average net assets+            1.81%**      1.66%       1.96%     1.75%       1.62%        2.42%
Portfolio turnover rate                                            16%**        25%         30%       37%        179%         136%
Net assets, end of period (in thousands)                      $25,522      $29,420     $35,312   $40,773     $42,849      $56,890
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                    0.89%**      0.92%       0.90%     0.91%       0.95%        0.84%
 Net investment income                                           1.81%**      1.66%       1.96%     1.75%       1.62%        2.42%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                    0.89%**      0.92%       0.90%     0.91%       0.95%        0.84%
 Net investment income                                           1.81%**      1.66%       1.96%     1.75%       1.62%        2.42%

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                                Six Months      Year        Year       Year        Year       Year
                                                              Ended 6/30/06    Ended       Ended      Ended        Ended     Ended
Class I                                                        (unaudited)    12/31/05    12/31/04   12/31/03    12/31/02   12/31/01
Net asset value, beginning of period                             $ 10.88      $ 11.67     $ 11.45    $  9.27     $ 10.33    $  9.82
                                                                 -------      -------     -------    -------     -------    -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $  0.31      $  0.61     $  0.62    $  0.76     $  0.92    $  0.95
 Net realized and unrealized gain (loss) on investments            (0.15)       (0.41)       0.27       2.18       (1.06)     0.62
                                                                 -------      -------     -------    -------     -------    -------
  Net increase (decrease) from investment operations             $  0.16      $  0.20     $  0.89    $  2.94     $ (0.14)   $  1.57
Distributions to shareowners:
 Net investment income                                             (0.31)       (0.61)      (0.62)     (0.76)      (0.92)    (0.95)
 Net realized gain                                                 (0.15)       (0.38)      (0.05)        --          --     (0.11)
                                                                 -------      -------     -------    -------     -------    -------
Net increase (decrease) in net asset value                       $ (0.30)     $ (0.79)    $  0.22    $  2.18     $ (1.06)   $  0.51
                                                                 -------     --------     -------    -------     -------    -------
Net asset value, end of period                                   $ 10.58      $ 10.88     $ 11.67    $ 11.45     $  9.27    $ 10.33
                                                                 =======      =======     =======    =======     =======    =======
Total return*                                                       1.52%        1.95%       8.03%     32.78%      (1.42)%    16.60%
Ratio of net expenses to average net assets+                        0.74%**      0.77%       0.78%      0.89%       1.02%      1.15%
Ratio of net investment income (loss) to average net assets+        5.71%**      5.52%       5.40%      7.22%       9.39%      9.15%
Portfolio turnover rate                                               34%**        37%         42%        48%         42%        36%
Net assets, end of period (in thousands)                         $61,948      $63,452     $70,890    $66,587     $41,111    $32,331
Ratios with no waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       0.74%**      0.77%       0.78%      0.89%       1.02%      1.28%
 Net investment income (loss)                                       5.71%**      5.52%       5.40%      7.22%       9.39%      9.02%

(a) The Portfolio began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income by $0.00, increase net realized and unrealized gain (loss) by $0.00 (both amounts round to less than one cent per share) and to decrease the ratio of net investment income to average net assets with waiver of management fees by PIM and reduction for fees paid indirectly.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


102  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                               Six Months
                                                                 Ended         Year       Year        Year        Year        Year
                                                                6/30/06       Ended      Ended       Ended       Ended       Ended
Class I                                                       (unaudited)    12/31/05   12/31/04    12/31/03    12/31/02    12/31/01
Net asset value, beginning of period                            $ 10.76      $ 11.26    $ 11.01     $  9.67     $  9.33      $ 9.43
                                                                -------      -------    -------     -------     -------      ------
Increase (decrease) from investment operations:
 Net investment income                                          $  0.28      $  0.61    $  0.60     $  0.62     $  0.65      $ 0.67
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                   (0.16)       (0.31)      0.47        1.38        0.32       (0.04)
                                                                -------      -------    -------     -------     -------      -------
  Net increase (decrease) from investment operations            $  0.12      $  0.30    $  1.07     $  2.00     $  0.97      $ 0.63
Distributions to shareowners:
 Net investment income                                            (0.31)       (0.64)     (0.66)      (0.66)      (0.63)      (0.67)
 Net realized gain                                                (0.05)       (0.16)     (0.16)         --          --       (0.06)
                                                                -------      ------     -------     -------     -------     -------
Net increase (decrease) in net asset value                      $ (0.24)     $ (0.50)   $  0.25     $  1.34     $  0.34      $(0.10)
                                                                -------      -------    -------     -------     -------     -------
Net asset value, end of period                                  $ 10.52      $ 10.76    $ 11.26     $ 11.01     $  9.67      $ 9.33
                                                                =======      =======    =======     =======     =======      ======
Total return*                                                      1.16%        2.74%     10.25%      21.24%      10.72%       6.90%
Ratio of net expenses to average net assets+                       0.87%**      0.89%      1.03%       1.25%       1.25%       1.25%
Ratio of net investment income to average net assets+              5.20%**      5.57%      5.52%       5.95%       6.75%       7.16%
Portfolio turnover rate                                              52%**        46%        53%         68%         50%         55%
Net assets, end of period (in thousands)                        $19,469      $20,662    $20,814     $19,312     $14,692      $7,479
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      0.87%**      0.89%      1.03%       1.25%       1.62%       2.44%
 Net investment income                                             5.20%**      5.57%      5.52%       5.95%       6.38%       5.97%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      0.87%**      0.89%      1.03%       1.25%       1.25%       1.25%
 Net investment income                                             5.20%**      5.57%      5.52%       5.95%       6.75%       7.16%

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.
NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


 The accompanying notes are an integral part of these financial statements.  103

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                              Six Months
                                                                Ended         Year        Year       Year       Year        Year
                                                               6/30/06       Ended       Ended      Ended      Ended        Ended
Class I                                                      (unaudited)    12/31/05    12/31/04   12/31/03   12/31/02   12/31/01(a)
Net asset value, beginning of period                           $  9.84      $ 10.11     $ 10.35    $ 10.59    $ 10.06     $  9.97
                                                               -------      -------     -------    -------    -------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $  0.19      $  0.38     $  0.37    $  0.35    $  0.46     $  0.52
 Net realized and unrealized gain (loss) on investments          (0.29)       (0.18)      (0.03)     (0.16)      0.56        0.12
                                                               -------      -------     -------    -------    -------     -------
  Net increase (decrease) from investment operations           $ (0.10)     $  0.20     $  0.34    $  0.19    $  1.02     $  0.64
Distributions to shareowners:
 Net investment income                                           (0.23)       (0.47)      (0.58)     (0.43)     (0.49)      (0.55)
 Net realized gain                                                  --           --          --         --         --          --
                                                               -------      -------     -------    -------    -------     -------
Net increase (decrease) in net asset value                     $ (0.33)     $ (0.27)    $ (0.24)   $ (0.24)   $  0.53     $  0.09
                                                               -------      -------     -------    -------    -------     -------
Net asset value, end of period                                 $  9.51      $  9.84     $ 10.11    $ 10.35    $ 10.59     $ 10.06
                                                               =======      =======     =======    =======    =======     =======
Total return*                                                    (1.03)%       2.02%       3.42%      1.81%     10.32%       6.48%
Ratio of net expenses to average net assets+                      0.75%**      0.82%       0.79%      0.78%      0.81%       0.83%
Ratio of net investment income (loss) to average net assets+      4.12%**      4.05%       3.74%      3.45%      4.39%       5.19%
Portfolio turnover rate                                             49%          23%         37%        34%        54%         71%
Net assets, end of period (in thousands)                       $22,590      $25,767     $32,342    $44,526    $69,551     $37,381
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     0.75%**      0.82%       0.79%      0.78%      0.81%       0.85%
 Net investment income (loss)                                     4.12%**      4.05%       3.74%      3.45%      4.39%       5.17%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                     0.75%**      0.82%       0.79%      0.78%      0.81%       0.82%
 Net investment income (loss)                                     4.12%**      4.05%       3.74%      3.45%      4.39%       5.20%

Pioneer Money Market VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

                                                                  Six Months
                                                                     Ended        Year       Year       Year        Year      Year
                                                                    6/30/06      Ended      Ended      Ended       Ended     Ended
Class I                                                           (unaudited)   12/31/05   12/31/04   12/31/03    12/31/02  12/31/01
Net asset value, beginning of period                               $  1.00       $  1.00    $ 1.000    $ 1.000    $  1.00   $  1.00
                                                                   -------       -------    -------    -------    -------   -------
Increase (decrease) from investment operations:
 Net investment income                                             $ 0.020       $ 0.025    $ 0.007    $ 0.006    $  0.01   $  0.03
 Net realized and unrealized gain (loss) on investments                 --            --         --         --         --        --
                                                                   -------       -------    -------    -------    -------   -------
  Net increase (decrease) from investment operations               $ 0.020       $ 0.025    $ 0.007    $ 0.006    $  0.01   $  0.03
Distributions to shareowners:
 Net investment income                                              (0.020)       (0.025)    (0.007)    (0.006)     (0.01)    (0.03)
                                                                   -------       -------    -------    -------    -------   -------
 Net asset value, end of period                                    $  1.00       $  1.00    $  1.00    $  1.00    $  1.00   $  1.00
                                                                   =======       =======    =======    =======    =======   =======
Total return*                                                         2.05%         2.47%      0.65%      0.56%      1.19%     3.39%
Ratio of net expenses to average net assets+                          0.61%**       0.73%      0.74%      0.72%      0.78%     0.78%
Ratio of net investment income to average net assets+                 4.08%**       2.40%      0.66%      0.58%      1.11%     3.16%
Net assets, end of period (in thousands)                           $38,042       $33,216    $42,896    $34,736    $59,521   $49,545
Ratios with no waiver of fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                         0.61%**       0.73%      0.74%      0.72%      0.78%     0.78%
 Net investment income                                                4.08%**       2.40%      0.66%      0.58%      1.11%     3.16%
Ratios with waiver of fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                         0.61%**       0.73%      0.74%      0.72%      0.78%     0.78%
 Net investment income                                                4.08%**       2.40%      0.66%      0.58%      1.11%     3.16%

(a) The Portfolio began accreting discounts and amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income by $0.00, increase net realized and unrealized gain (loss) by $0.00 (both amounts round to less than one cent per share) and to decrease the ratio of net investment income to average net assets with waiver of management fees by PIM and reduction for fees paid indirectly from 5.38% to 5.17%.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


104  The accompanying notes are an integral part of these financial statements.

                 (This page has been left blank intentionally.)

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
STATEMENTS OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
================================================================================

                                                                                                Pioneer
                                                                                                Emerging          Pioneer
                                                                                                Markets           Europe
                                                                                             VCT Portfolio     VCT Portfolio
ASSETS:
 Investment in securities, at value (including securities loaned of $1,841,466, $0,
  $729,516,
 $6,211,265, $0, $1,446,912 and $18,921,912, respectively) (Cost $41,380,403,
 $16,098,593, $24,076,514, $91,688,709, $348,879,994, $32,401,274 and
 $76,145,200, respectively)                                                                  $ 58,053,110      $ 19,799,795
 Cash                                                                                              60,692           252,966
 Futures collateral                                                                                    --                --
 Foreign currencies, at value (Cost $86,276, $36, $40, $0, $0, $0 and $0, respectively)            86,806                36
 Receivables --
 Investment securities sold                                                                       845,683           268,416
 Fund shares sold                                                                                  61,490           102,579
 Variation margin                                                                                      --                --
 Dividends, interest and foreign taxes withheld                                                   122,730            40,635
 Forward foreign currency settlement contracts, net                                                    --             1,884
 Due from Pioneer Investment Management, Inc.                                                          --                --
 Other                                                                                              7,266             1,947
                                                                                             ------------      ------------
   Total assets                                                                              $ 59,237,777      $ 20,468,258
                                                                                             ------------      ------------
LIABILITIES:
 Payables --
 Investment securities purchased                                                             $    603,268      $    335,790
 Fund shares repurchased                                                                          137,647             2,991
 Upon return of securities loaned                                                               1,829,705                --
 Forward foreign currency settlement contracts, net                                                 3,372                --
 Forward foreign currency portfolio hedge contracts, open -- net                                       --                --
 Reserve for repatriation taxes                                                                    36,643                --
 Due to bank                                                                                           --                --
 Due to affiliates                                                                                  9,976             8,364
 Accrued expenses                                                                                  76,123            46,268
 Other                                                                                                 --                --
                                                                                             ------------      ------------
   Total liabilities                                                                         $  2,696,734      $    393,413
                                                                                             ------------      ------------
NET ASSETS:
 Paid-in capital                                                                             $ 34,171,390      $ 19,926,514
 Undistributed net investment income (loss)                                                        83,178           353,175
 Accumulated net realized gain (loss)                                                           5,647,909        (3,907,755)
 Net unrealized gain (loss) on:
 Investments                                                                                   16,636,064         3,701,202
 Futures contracts                                                                                     --                --
 Forward foreign currency contracts and other assets and liabilities denominated
  in foreign currencies                                                                             2,502             1,709
                                                                                             ------------      ------------
   Total net assets                                                                          $ 56,541,043      $ 20,074,845
                                                                                             ------------      ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
 Net assets                                                                                  $ 11,237,015      $  8,970,304
 Shares outstanding                                                                               408,029           703,576
                                                                                             ------------      ------------
 Net asset value per share                                                                   $      27.54      $      12.75
 Class II:
 (No par value, unlimited number of shares authorized)
 Net assets                                                                                  $ 45,304,028      $ 11,104,541
 Shares outstanding                                                                             1,659,941           887,007
                                                                                             ------------      ------------
 Net asset value per share                                                                   $      27.29      $      12.52


106  The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


    Pioneer           Pioneer            Pioneer            Pioneer            Pioneer
 International       Small Cap           Mid Cap             Growth          Real Estate
     Value             Value              Value              Shares             Shares
 VCT Portfolio     VCT Portfolio      VCT Portfolio      VCT Portfolio      VCT Portfolio
 $ 28,345,420      $ 98,140,283       $ 370,038,605      $  31,586,851      $ 121,258,236
      518,610            26,127                  --                 --          1,226,876
           --                --                  --                 --                 --
           40                --                  --                 --                 --
           --             4,833           5,261,104          1,235,287            295,747
       19,362           250,498             134,741                 --             69,653
           --            25,250                  --                 --                 --
       45,937           137,978             386,844             51,596            369,768
           --                --                  --                 --                 --
           --             3,102                  --                 --                 --
        3,660             9,564              61,331              3,774              5,905
 ------------      ------------       -------------      -------------      -------------
 $ 28,933,029      $ 98,597,635       $ 375,882,625      $  32,877,508      $ 123,226,185
 ------------      ------------       -------------      -------------      -------------

 $         --      $     40,105       $   7,210,113      $   1,188,348      $      42,070
          944            64,060             425,989             52,196             52,917
      743,621         6,454,751                  --          1,519,655         19,238,901
           --                --                  --                 --                 --
           --                --                  --                 --                 --
           --                --                  --                 --                 --
           --                --             180,277            169,467                 --
        9,661             2,167              22,470              8,400             10,706
       55,257           138,132             106,738             26,311             40,178
           --                --                  --                 --                 --
 ------------      ------------       -------------      -------------      -------------
 $    809,483      $  6,699,215       $   7,945,587      $   2,964,377      $  19,384,772
 ------------      ------------       -------------      -------------      -------------

 $ 30,364,401      $ 68,936,874       $ 322,562,891      $  66,458,982      $  53,200,452
      201,886           206,359           1,554,166             39,631            229,457
   (6,711,987)       16,211,745          22,661,370        (35,771,059)         5,298,468
    4,268,906         6,451,574          21,158,611           (814,423)        45,113,036
           --            91,868                  --                 --                 --
          340                --                  --                 --                 --
 ------------      ------------       -------------      -------------      -------------
 $ 28,123,546      $ 91,898,420       $ 367,937,038      $  29,913,131      $ 103,841,413
 ------------      ------------       -------------      -------------      -------------

 $ 20,848,150      $ 59,140,617       $ 273,838,888      $  23,445,764      $  31,851,653
    1,414,874         3,582,110          14,995,239          1,804,084          1,135,310
 ------------      ------------       -------------      -------------      -------------
 $      14.73      $      16.51       $       18.26      $       13.00      $       28.06

 $  7,275,396      $ 32,757,803       $  94,098,150      $   6,467,367      $  71,989,760
      496,375         1,998,916           5,165,326            504,366          2,570,361
 ------------      ------------       -------------      -------------      -------------
 $      14.66      $      16.39       $       18.22      $       12.82      $       28.01


 The accompanying notes are an integral part of these financial statements.  107

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
STATEMENTS OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)             (continued)
================================================================================

                                                                                                                   Pioneer
                                                                                                Pioneer             Equity
                                                                                                  Fund              Income
                                                                                             VCT Portfolio      VCT Portfolio
ASSETS:
 Investment in securities, at value (including securities loaned of $0, $13,985,400,
 $1,002,317, $1,596,158, $906,253, $0 and $0, respectively) (Cost $387,981,138,
 $325,040,626, $36,078,075, $107,286,117, $60,968,533, $41,006,505 and
 $37,929,700, respectively)                                                                  $ 502,564,707      $ 393,536,725
 Cash                                                                                                   --                 --
 Futures collateral                                                                                     --                 --
 Foreign currencies, at value (cost $0, $0, $0, $0, $730,020, $0 and $0, respectively)                  --                 --
 Receivables --
 Investment securities sold                                                                        271,151             37,746
 Fund shares sold                                                                                9,378,559            217,641
 Dividends, interest and foreign taxes withheld                                                    598,463            736,988
 Forward foreign currency settlement contracts, net                                                     --                 --
 Forward foreign currency portfolio hedge contracts, open -- net                                        --                 --
 Due from Pioneer Investment Management, Inc.                                                           --                 --
 Other                                                                                              18,273             12,514
                                                                                             -------------      -------------
   Total assets                                                                              $ 512,831,153      $ 394,541,614
                                                                                             -------------      -------------
LIABILITIES:
 Payables --
 Investment securities purchased                                                             $     835,823      $          --
 Fund shares repurchased                                                                           652,335          1,448,052
 Dividends                                                                                              --                 --
 Upon return for securities loaned                                                                      --         14,278,681
 Forward foreign currency settlement contracts, net                                                     --                 --
 Forward foreign currency portfolio hedge contracts, open -- net                                        --                 --
 Due to bank                                                                                       299,613            152,838
 Due to affiliates                                                                                  16,409             16,432
 Accrued expenses                                                                                   94,767             68,187
 Other                                                                                                  --                 --
                                                                                             -------------      -------------
   Total liabilities                                                                         $   1,898,947      $  15,964,190
                                                                                             -------------      -------------
NET ASSETS:
 Paid-in capital                                                                             $ 425,701,652      $ 294,876,155
 Undistributed net investment income (loss)                                                        117,633          1,866,096
 Accumulated net realized gain (loss)                                                          (29,470,697)        13,339,074
 Net unrealized gain (loss) on:
 Investments                                                                                   114,583,569         68,496,099
 Futures contracts                                                                                      --                 --
 Forward foreign currency contracts and other assets and liabilities denominated
  in foreign currencies                                                                                 49                 --
                                                                                             -------------      -------------
   Total net assets                                                                          $ 510,932,206      $ 378,577,424
                                                                                             -------------      -------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
 Net assets                                                                                  $ 369,688,116      $ 246,508,491
 Shares outstanding                                                                             16,429,291         10,998,771
                                                                                             -------------      -------------
 Net asset value per share                                                                   $       22.50      $       22.41
 Class II:
 (No par value, unlimited number of shares authorized)
 Net assets                                                                                  $ 141,244,090      $ 132,068,933
 Shares outstanding                                                                              6,291,688          5,859,143
                                                                                             -------------      -------------
 Net asset value per share                                                                   $       22.45      $       22.54


108  The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================

                      Pioneer           Pioneer           Pioneer           Pioneer
    Pioneer             High           Strategic          America            Money
    Balanced           Yield             Income            Income           Market
 VCT Portfolio     VCT Portfolio     VCT Portfolio     VCT Portfolio     VCT Portfolio
 $ 39,505,313      $105,689,518       $60,391,062      $ 39,817,811      $37,929,700
           --           711,034         1,675,991           643,506           74,120
           --                --                --                --               --
           --                --           753,343                --               --
      500,963           944,726             4,086           454,790               --
      142,062            35,217            50,126             1,476               --
      138,464         1,334,645           787,740           349,458          130,596
           --                --                --                --               --
        2,778                --                --                --               --
           --                --                --                --               --
        3,553             6,303             4,177             1,511            3,612
 ------------      ------------       -----------      ------------      -----------
 $ 40,293,133      $108,721,443       $63,666,525      $ 41,268,552      $38,138,028
 ------------      ------------       -----------      ------------      -----------

 $    343,755      $         --       $        --      $    493,391      $        --
       80,310           120,084             4,322            76,733           70,154
           --                --             4,651                --            1,479
    1,028,510         1,695,184           941,101                --               --
           --                --            16,543                --               --
           --                --            23,367                --               --
       17,559                --                --                --               --
        8,591            10,019             9,602             8,605            4,767
       48,949            44,758            49,911            58,843           19,442
           --                --                --                --               --
 ------------      ------------       -----------      ------------      -----------
 $  1,527,674      $  1,870,045       $ 1,049,497      $    637,572      $    95,842
 ------------      ------------       -----------      ------------      -----------

 $ 38,744,584      $108,601,819       $62,510,593      $ 43,749,823      $38,045,036
      (12,371)           31,588           193,339          (458,405)             124
   (3,396,735)         (185,410)          502,914        (1,471,744)          (2,974)
                                                                 --               --
    3,427,238        (1,596,599)         (577,471)       (1,188,694)              --
           --                --                --                --               --
        2,743                --           (12,347)               --               --
 ------------      ------------       -----------      ------------      -----------
 $ 38,765,459      $106,851,398       $62,617,028      $ 40,630,980      $38,042,186
 ------------      ------------       -----------      ------------      -----------

 $ 25,522,157      $ 61,947,521       $19,468,874      $ 22,589,980      $38,042,186
    1,749,566         5,856,696         1,850,367         2,375,632       38,049,402
 ------------      ------------       -----------      ------------      -----------
 $      14.59      $      10.58       $     10.52      $       9.51      $      1.00

 $ 13,243,302      $ 44,903,878       $43,148,154      $ 18,041,000      $        --
      910,098         4,246,731         4,100,763         1,894,401               --
 ------------      ------------       -----------      ------------      -----------
 $      14.55      $      10.57       $     10.52      $       9.52      $        --


 The accompanying notes are an integral part of these financial statements.  109

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
STATEMENTS OF OPERATIONS 6/30/06 (UNAUDITED)
================================================================================

                                                                                                Pioneer            Pioneer
                                                                                           Emerging Markets        Europe
                                                                                             VCT Portfolio      VCT Portfolio
                                                                                              Six Months         Six Months
                                                                                                 Ended              Ended
                                                                                                6/30/06            6/30/06
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $72,558, $68,353, $56,387, $0, $4,143,
 $1,892 and $6,237, respectively)                                                            $    785,027        $  516,174
 Interest                                                                                          13,259             3,352
 Income on securities loaned, net                                                                   6,449                --
 Other                                                                                                 --                --
                                                                                             ------------        ----------
  Total investment income                                                                    $    804,735        $  519,526
                                                                                             ------------        ----------
EXPENSES:
 Management fees                                                                             $    346,428        $   84,927
 Transfer agent fees and expenses                                                                   4,996             4,920
 Distribution fees (Class II)                                                                      59,681            13,598
 Administrative reimbursements                                                                      9,470             9,698
 Custodian fees                                                                                    57,614            17,120
 Professional fees                                                                                 36,185            28,376
 Printing expense                                                                                   2,818             6,598
 Fees and expenses of nonaffiliated trustees                                                        2,542               923
 Miscellaneous                                                                                      5,641             5,381
                                                                                             ------------        ----------
  Total expenses                                                                             $    525,375        $  171,541
  Less management fees waived and expenses assumed by Pioneer Investment
   Management, Inc.                                                                                    --            (5,304)
  Less fees paid indirectly                                                                            --                --
                                                                                             ------------        ----------
  Net expenses                                                                               $    525,375        $  166,237
                                                                                             ------------        ----------
    Net investment income (loss)                                                             $    279,360        $  353,289
                                                                                             ------------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
 Investments (net of foreign capital gain taxes of $30,901, $0, $0, $0, $0, $0
  and $0, respectively)                                                                      $  5,740,092        $  787,847
 Redemption in kind                                                                                    --                --
 Futures contracts                                                                                     --                --
 Forward foreign currency contracts and other assets and liabilities denominated in
  foreign currencies                                                                              (12,762)           (1,296)
                                                                                             ------------        ----------
                                                                                             $  5,727,330        $  786,551
                                                                                             ------------        ----------
 Change in net unrealized gain or loss from:
 Investments (net of the change in reserve for repatriation taxes of $15,716, $0, $0,
  $0, $0, $0 and $0, respectively)                                                           $ (1,415,958)       $1,142,972
 Futures contracts                                                                                     --                --
 Forward foreign currency contracts and other assets and liabilities denominated in
  foreign currencies                                                                                 (967)            1,865
                                                                                             ------------        ----------
                                                                                             $ (1,416,925)       $1,144,837
                                                                                             ------------        ----------
 Net gain (loss) on investments, futures contracts and foreign currency transactions         $  4,310,405        $1,931,388
                                                                                             ============        ==========
 Net increase (decrease) in net assets resulting from operations                             $  4,589,765        $2,284,677
                                                                                             ============        ==========


110  The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================

       Pioneer               Pioneer             Pioneer            Pioneer             Pioneer
 International Value     Small Cap Value      Mid Cap Value      Growth Shares     Real Estate Shares
    VCT Portfolio         VCT Portfolio       VCT Portfolio      VCT Portfolio       VCT Portfolio
      Six Months            Six Months          Six Months         Six Months          Six Months
        Ended                 Ended               Ended              Ended               Ended
       6/30/06               6/30/06             6/30/06            6/30/06             6/30/06
    $    401,984          $     328,598       $   2,801,601      $    208,529         $ 1,787,776
           3,659                130,202             220,983             3,834              20,348
          10,758                 20,763                  --               480              10,145
              --                     --                  --                --                  --
    ------------          -------------       -------------      ------------         -----------
    $    416,401          $     479,563       $   3,022,584      $    212,843         $ 1,818,269
    ------------          -------------       -------------      ------------         -----------

    $    120,195          $     197,413       $   1,223,963      $    114,866         $   412,565
           5,011                  1,483               4,577             5,007               4,996
           8,308                 31,324             115,590             8,674              88,416
           9,536                  8,805              55,072             9,558               9,698
          40,746                 17,163              11,251            12,820               7,208
          19,579                 23,576              19,514            14,032              17,406
           3,748                 11,330              37,440             5,837                  --
           1,955                  2,300               2,645             2,072               1,862
           5,302                    491               1,921               180                 472
    ------------          -------------       -------------      ------------         -----------
    $    214,380          $     293,885       $   1,471,973      $    173,046         $   542,623

              --                     --                  --                --                  --
              --                     --              (4,021)               --                  --
    ------------          -------------       -------------      ------------         -----------
    $    214,380          $     293,885       $   1,467,952      $    173,046         $   542,623
    ------------          -------------       -------------      ------------         -----------
    $    202,021          $     185,678       $   1,554,632      $     39,797         $ 1,275,646
    ------------          -------------       -------------      ------------         -----------

    $  3,182,264          $  16,357,805       $  27,674,699      $    853,762         $ 5,583,655
              --              2,170,274                  --                --                  --
              --                 (6,512)                 --                --                  --
         (12,056)                   165                  --                --                  --
    ------------          -------------       -------------      ------------         -----------
    $  3,170,208          $  18,521,732       $  27,674,699      $    853,762         $ 5,583,655
    ------------          -------------       -------------      ------------         -----------

    $ (1,263,381)         $ (15,901,452)      $ (24,698,742)     $ (1,707,559)        $ 7,249,324
              --                109,596                  --                --                  --
             834                     --                  --                --                  --
    ------------          -------------       -------------      ------------         -----------
    $ (1,262,547)         $ (15,791,856)      $ (24,698,742)     $ (1,707,559)        $ 7,249,324
    ------------          -------------       -------------      ------------         -----------

    $  1,907,661          $   2,729,876       $   2,975,957      $   (853,797)        $12,832,979
    ============          =============       =============      ============         ===========
    $  2,109,682          $   2,915,554       $   4,530,589      $   (814,000)        $14,108,625
    ============          =============       =============      ============         ===========


 The accompanying notes are an integral part of these financial statements.  111

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
STATEMENTS OF OPERATIONS 6/30/06 (UNAUDITED)                         (continued)
================================================================================

                                                                                             Pioneer           Pioneer
                                                                                               Fund         Equity Income
                                                                                          VCT Portfolio     VCT Portfolio
                                                                                            Six Months       Six Months
                                                                                              Ended             Ended
                                                                                             6/30/06           6/30/06
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $64,753, $0, $39, $290, $0, $0
 and $0, respectively)                                                                     $ 5,097,295      $ 5,786,629
 Interest                                                                                      110,772          178,990
 Income on securities loaned, net                                                                   --            2,659
 Other                                                                                              --               --
                                                                                           -----------      -----------
  Total investment income                                                                  $ 5,208,067      $ 5,968,278
                                                                                           -----------      -----------
EXPENSES:
 Management fees                                                                           $ 1,640,540      $ 1,191,418
 Transfer agent fees and expenses                                                                2,774            5,052
 Distribution fees (Class II)                                                                  155,592          161,034
 Administrative reimbursements                                                                  49,141           34,556
 Custodian fees                                                                                 21,099           21,619
 Professional fees                                                                              17,706           13,706
 Printing expense                                                                               29,920               51
 Fees and expenses of nonaffiliated trustees                                                     3,610            2,810
 Miscellaneous                                                                                   1,009              393
                                                                                           -----------      -----------
  Total expenses                                                                           $ 1,921,391      $ 1,430,639
  Less fees paid indirectly                                                                         --             (796)
                                                                                           -----------      -----------
  Net expenses                                                                             $ 1,921,391      $ 1,429,843
                                                                                           -----------      -----------
    Net investment income (loss)                                                           $ 3,286,676      $ 4,538,435
                                                                                           -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
 Investments                                                                               $10,710,235      $13,469,756
 Futures contracts                                                                                  --               --
 Forward foreign currency contracts and other assets and liabilities denominated in
  foreign currencies                                                                           (19,335)              --
                                                                                           -----------      -----------
                                                                                           $10,690,900      $13,469,756
                                                                                           -----------      -----------
 Change in net unrealized gain or loss from:
 Investments                                                                               $11,152,705      $12,301,600
 Futures contracts                                                                                  --               --
 Forward foreign currency contracts and other assets and liabilities denominated in
  foreign currencies                                                                                49               --
                                                                                           -----------      -----------
                                                                                           $11,152,754      $12,301,600
                                                                                           -----------      -----------
 Net gain (loss) on investments, futures contracts and foreign currency transactions       $21,843,654      $25,771,356
                                                                                           ===========      ===========
 Net increase (decrease) in net assets resulting from operations                           $25,130,330      $30,309,791
                                                                                           ===========      ===========


112  The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================

    Pioneer           Pioneer             Pioneer             Pioneer           Pioneer
    Balanced         High Yield      Strategic Income     America Income     Money Market
 VCT Portfolio     VCT Portfolio       VCT Portfolio       VCT Portfolio     VCT Portfolio
   Six Months        Six Months         Six Months          Six Months        Six Months
     Ended             Ended               Ended               Ended             Ended
    6/30/06           6/30/06             6/30/06             6/30/06           6/30/06
  $  160,982       $    198,071        $         --        $         --        $     --
     388,016          3,429,052           1,832,489           1,009,616         831,342
       1,683              2,251                 805                  --              --
          --                 --                  --                  --              --
  ----------       ------------        ------------        ------------        --------
  $  550,681       $  3,629,374        $  1,833,294        $  1,009,616        $831,342
  ----------       ------------        ------------        ------------        --------

  $  132,865       $    365,507        $    195,783        $    103,904        $ 70,806
       4,863              4,858               5,001               4,996             961
      16,241             60,958              51,007              22,339              --
       9,490             10,548               9,750               9,474           9,536
       8,116             12,409              11,403               8,511          10,635
      18,953             16,793              24,616              18,517          13,621
          13              3,168               4,163               2,954              43
       2,258              1,574               1,068               2,215           1,967
       6,163                817               8,480               6,405             313
  ----------       ------------        ------------        ------------        --------
  $  198,962       $    476,632        $    311,271        $    179,315        $107,882
          --                 --                  --                  --              --
  ----------       ------------        ------------        ------------        --------
  $  198,962       $    476,632        $    311,271        $    179,315        $107,882
  ----------       ------------        ------------        ------------        --------
  $  351,719       $  3,152,742        $  1,522,023        $    830,301        $723,460
  ----------       ------------        ------------        ------------        --------

  $  680,214       $   (177,537)       $    466,958        $   (127,147)       $     --
          --                 --                  --                  --              --
         (95)                --              77,651                  --              --
  ----------       ------------        ------------        ------------        --------
  $  680,119       $   (177,537)       $    544,609        $   (127,147)       $     --
  ----------       ------------        ------------        ------------        --------

  $ (944,644)      $ (1,391,350)       $ (1,394,462)       $ (1,136,024)       $   (126)
          --                 --                  --                  --              --
       2,743                 --             (22,005)                 --              --
  ----------       ------------        ------------        ------------        --------
  $ (941,901)      $ (1,391,350)       $ (1,416,467)       $ (1,136,024)       $   (126)
  ----------       ------------        ------------        ------------        --------

  $ (261,782)      $ (1,568,887)       $   (871,858)       $ (1,263,171)       $   (126)
  ==========       ============        ============        ============        ========
  $   89,937       $  1,583,855        $    650,165        $   (432,870)       $723,334
  ==========       ============        ============        ============        ========


 The accompanying notes are an integral part of these financial statements.  113

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
STATEMENTS OF CHANGES IN NET ASSETS 6/30/06
================================================================================

                                                              Pioneer Emerging                         Pioneer
                                                           Markets VCT Portfolio                Europe VCT Portfolio
                                                        Six Months                           Six Months
                                                          Ended              Year              Ended              Year
                                                         6/30/06             Ended            6/30/06            Ended
                                                       (unaudited)         12/31/05         (unaudited)         12/31/05
FROM OPERATIONS:
Net investment income (loss)                          $     279,360     $     332,259      $    353,289      $    148,281
Net realized gain (loss) on investments,
 redemptions in kind, futures contracts and
 foreign currency transactions                            5,727,330         7,305,703           786,551         3,108,967
Change in net unrealized gain or loss on
 investments, futures contracts and foreign
 currency transactions                                   (1,416,925)        7,390,352         1,144,837        (1,857,317)
                                                      -------------     -------------      ------------      ------------
  Net increase (decrease) in net assets resulting
    from operations                                   $   4,589,765     $  15,028,314      $  2,284,677      $  1,399,931
                                                      -------------     -------------      ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                              $     (59,203)    $     (50,778)     $    (58,839)     $    (58,420)
 Class II                                                  (161,771)         (161,235)          (47,365)          (44,828)
Net realized gain
 Class I                                                 (1,033,768)               --                --                --
 Class II                                                (4,159,777)               --                --                --
                                                      -------------     -------------      ------------      ------------
  Total distributions to shareowners                  $  (5,414,519)    $    (212,013)     $   (106,204)     $   (103,248)
                                                      -------------     -------------      ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                      $  10,487,956     $  13,210,315      $  2,077,577      $  3,090,347
Shares issued in reorganization                                  --                --                --                --
Reinvestment of distributions                             5,414,519           210,764           106,204           103,248
Cost of shares repurchased                              (13,768,240)      (11,986,023)       (2,959,113)       (3,544,212)
Redemptions in kind                                              --                --                --                --
                                                      -------------     -------------      ------------      ------------
  Net increase (decrease) in net assets resulting
    from Fund share transactions                      $   2,134,235     $   1,435,056      $   (775,332)     $   (350,617)
                                                      -------------     -------------      ------------      ------------
  Net increase (decrease) in net assets               $   1,309,481     $  16,251,357      $  1,403,141      $    946,066
                                                      -------------     -------------      ------------      ------------
NET ASSETS:
Beginning of period                                   $  55,231,562     $  38,980,205      $ 18,671,704      $ 17,725,638
                                                      -------------     -------------      ------------      ------------
End of period                                         $  56,541,043     $  55,231,562      $ 20,074,845      $ 18,671,704
                                                      =============     =============      ============      ============
Undistributed net investment income,
 end of period                                        $      83,178     $      24,792      $    353,175      $    106,090
                                                      =============     =============      ============      ============


114  The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================

      Pioneer International                   Pioneer Small Cap                       Pioneer Mid Cap
       Value VCT Portfolio                   Value VCT Portfolio                    Value VCT Portfolio
   Six Months                           Six Months                            Six Months
     Ended              Year               Ended              Year               Ended               Year
    6/30/06             Ended             6/30/06             Ended             6/30/06              Ended
  (unaudited)         12/31/05          (unaudited)         12/31/05          (unaudited)          12/31/05
 $    202,021       $    163,925      $     185,678       $     92,250      $   1,554,632       $    2,876,590

    3,170,208          4,186,631         18,521,732          3,025,018         27,674,699          146,233,723

   (1,262,547)          (617,934)       (15,791,856)         1,010,721        (24,698,742)         (98,298,212)
 ------------       ------------      -------------       ------------      -------------       --------------

 $  2,109,682       $  3,732,622      $   2,915,554       $  4,127,989      $   4,530,589           50,812,101
 ------------       ------------      -------------       ------------      -------------       --------------

 $   (100,557)      $    (31,154)     $     (73,422)      $         --      $  (2,875,198)      $     (980,182)
      (20,185)            (3,084)              (580)                --                 --           (1,186,576)

           --                 --         (1,788,652)          (593,880)       (71,620,430)         (18,901,870)
           --                 --         (1,003,743)          (497,417)       (24,935,216)         (33,992,323)
 ------------       ------------      -------------       ------------      -------------       --------------
 $   (120,742)      $    (34,238)     $  (2,866,397)      $ (1,091,297)     $ (99,430,844)      $  (55,060,951)
 ------------       ------------      -------------       ------------      -------------       --------------

 $  2,991,315       $  3,244,454      $  15,453,544       $ 20,346,152      $  23,886,018       $  138,080,446
           --                 --         51,400,124                 --                 --                   --
      120,741             34,238          2,866,397                 --         99,430,844           55,060,951
   (3,879,174)        (7,067,685)        (8,332,855)        (9,966,656)       (37,533,546)        (163,603,573)
           --                 --        (11,792,154)                --                 --         (488,210,933)
 ------------       ------------      -------------       ------------      -------------       --------------

 $   (767,118)      $ (3,788,993)     $  49,595,056       $ 10,379,496      $  85,783,316       $ (458,673,109)
 ------------       ------------      -------------       ------------      -------------       --------------
 $  1,221,822       $    (90,609)     $  49,644,213       $ 13,416,188      $  (9,116,939)      $ (462,921,959)
 ------------       ------------      -------------       ------------      -------------       --------------

 $ 26,901,724       $ 26,992,333      $  42,254,207       $ 28,838,019      $ 377,053,977       $  839,975,936
 ------------       ------------      -------------       ------------      -------------       --------------
 $ 28,123,546       $ 26,901,724      $  91,898,420       $ 42,254,207      $ 367,937,038       $  377,053,977
 ============       ============      =============       ============      =============       ==============

 $    201,886       $    120,607      $     206,359       $     94,683      $   1,554,166       $    2,874,732
 ============       ============      =============       ============      =============       ==============


 The accompanying notes are an integral part of these financial statements.  115

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
STATEMENTS OF CHANGES IN NET ASSETS 6/30/06                        (continued)
================================================================================

                                                                Pioneer Growth                    Pioneer Real Estate
                                                             Shares VCT Portfolio                Shares VCT Portfolio
                                                          Six Months                          Six Months
                                                            Ended              Year             Ended              Year
                                                           6/30/06            Ended            6/30/06            Ended
                                                         (unaudited)         12/31/05        (unaudited)         12/31/05
FROM OPERATIONS:
Net investment income (loss)                            $     39,797      $     49,245      $   1,275,646     $   1,488,954
Net realized gain (loss) on investments and foreign
 currency transactions                                       853,762         3,211,502          5,583,655         6,859,537
Change in net unrealized gain or loss on
 investments and foreign currency transactions            (1,707,559)       (2,083,627)         7,249,324         5,415,473
                                                        ------------      ------------      -------------     -------------
  Net increase (decrease) in net assets resulting
    from operations                                     $   (814,000)     $  1,177,120      $  14,108,625     $  13,763,964
                                                        ------------      ------------      -------------     -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                $    (49,224)     $   (221,887)     $    (420,758)    $    (513,835)
 Class II                                                         --           (50,023)          (836,959)         (868,561)
Net realized gain
 Class I                                                          --                --         (1,594,710)       (1,720,481)
 Class II                                                         --                --         (3,624,498)       (3,467,765)
                                                        ------------      ------------      -------------     -------------
  Total distributions to shareowners                    $    (49,224)     $   (271,910)     $  (6,476,925)    $  (6,570,642)
                                                        ------------      ------------      -------------     -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $    605,124      $  2,192,354      $   4,325,603     $  14,850,583
Class I shares issued in reorganization                           --                --                 --                --
Reinvestment of distributions                                 49,224           271,910          6,476,926         6,570,642
Cost of shares repurchased                                (3,959,678)       (9,337,142)       (14,062,070)      (27,391,461)
Redemptions in kind                                               --                --                 --                --
                                                        ------------      ------------      -------------     -------------
 Net increase (decrease) in net assets resulting
  from Fund share transactions                          $ (3,305,330)     $ (6,872,878)     $  (3,259,541)    $  (5,970,236)
                                                        ------------      ------------      -------------     -------------
 Net increase (decrease) in net assets                  $ (4,168,554)     $ (5,967,668)     $   4,372,159     $   1,223,086
                                                        ------------      ------------      -------------     -------------
NET ASSETS:
Beginning of period                                     $ 34,081,685      $ 40,049,353      $  99,469,254     $  98,246,168
                                                        ------------      ------------      -------------     -------------
End of period                                           $ 29,913,131      $ 34,081,685      $ 103,841,413     $  99,469,254
                                                        ============      ============      =============     =============
Undistributed (distributions in excess of) net
 investment income, end of period                       $     39,631      $     49,058      $     229,457     $     211,528
                                                        ============      ============      =============     =============


116  The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================

            Pioneer Fund                          Pioneer Equity                          Pioneer
            VCT Portfolio                      Income VCT Portfolio               Balanced VCT Portfolio
   Six Months                              Six Months                           Six Months
      Ended               Year                Ended              Year             Ended              Year
     6/30/06              Ended              6/30/06            Ended            6/30/06            Ended
   (unaudited)          12/31/05           (unaudited)         12/31/05        (unaudited)         12/31/05
 $   3,286,676       $    6,406,915      $   4,538,435      $   8,063,117     $    351,719      $    704,175

    10,690,900           46,679,070         13,469,756         19,415,048          680,119         1,339,268

    11,152,754          (23,029,256)        12,301,600         (9,053,445)        (941,901)         (318,959)
 -------------       --------------      -------------      -------------     ------------      ------------

 $  25,130,330       $   30,056,729      $  30,309,791      $  18,424,720     $     89,937      $  1,724,484
 -------------       --------------      -------------      -------------     ------------      ------------

 $  (2,525,809)      $   (5,374,313)     $  (3,001,872)     $  (5,101,572)    $   (253,793)     $   (588,607)
      (670,506)          (1,440,262)        (1,421,557)        (2,458,044)        (105,572)         (208,623)
            --                   --         (4,037,203)                --               --                --
            --                   --         (2,136,789)                --               --                --
 -------------       --------------      -------------      -------------     ------------      ------------
 $  (3,196,315)      $   (6,814,575)     $ (10,597,421)     $  (7,559,616)    $   (359,365)     $   (797,230)
 -------------       --------------      -------------      -------------     ------------      ------------

 $  43,018,367       $   42,859,167      $  23,815,875      $  96,224,481     $  1,651,171      $  4,365,660
            --           53,856,933                 --                 --               --                --
     3,196,315            6,814,325         10,597,420          7,559,617          359,363           797,221
   (56,846,033)        (139,175,447)       (35,255,571)       (36,867,650)      (5,055,963)       (9,774,029)
            --          (75,731,419)                --                 --               --                --
 -------------       --------------      -------------      -------------     ------------      ------------

 $ (10,631,351)      $ (111,376,441)     $    (842,276)     $  66,916,448     $ (3,045,429)     $ (4,611,148)
 -------------       --------------      -------------      -------------     ------------      ------------
 $  11,302,664       $  (88,134,287)     $  18,870,094      $  77,781,552     $ (3,314,857)     $ (3,683,894)
 -------------       --------------      -------------      -------------     ------------      ------------

 $ 499,629,542       $  587,763,829      $ 359,707,330      $ 281,925,778     $ 42,080,316      $ 45,764,210
 -------------       --------------      -------------      -------------     ------------      ------------
 $ 510,932,206       $  499,629,542      $ 378,577,424      $ 359,707,330     $ 38,765,459      $ 42,080,316
 =============       ==============      =============      =============     ============      ============

 $     117,633       $       27,272      $   1,866,096      $   1,751,090     $    (12,371)     $     (4,725)
 =============       ==============      =============      =============     ============      ============



 The accompanying notes are an integral part of these financial statements.  117

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
STATEMENTS OF CHANGES IN NET ASSETS 6/30/06                          (continued)
================================================================================

                                                               Pioneer High Yield                    Pioneer Strategic
                                                                  VCT Portfolio                    Income VCT Portfolio
                                                          Six Months                            Six Months
                                                            Ended               Year              Ended              Year
                                                           6/30/06             Ended             6/30/06            Ended
                                                         (unaudited)          12/31/05         (unaudited)         12/31/05
FROM OPERATIONS:
Net investment income (loss)                            $   3,152,742      $   6,046,966      $  1,522,023      $  2,985,351
Net realized gain (loss) on investments and foreign
 currency transactions                                       (177,537)         1,530,055           544,609           511,506
Change in net unrealized gain or loss on
 investments and foreign currency transactions             (1,391,350)        (5,535,598)       (1,416,467)       (2,035,611)
                                                        -------------      -------------      ------------      ------------
  Net increase (decrease) in net assets resulting
    from operations                                     $   1,583,855      $   2,041,423      $    650,165      $  1,461,246
                                                        -------------      -------------      ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                $  (1,828,845)     $  (3,563,099)     $   (568,788)     $ (1,227,712)
 Class II                                                  (1,352,174)        (2,466,908)       (1,157,399)       (1,916,310)
Net realized gain
 Class I                                                     (896,053)        (2,147,727)          (95,758)         (308,227)
 Class II                                                    (641,246)        (1,587,624)         (211,483)         (487,951)
                                                        -------------      -------------      ------------      ------------
  Total distributions to shareowners                    $  (4,718,318)     $  (9,765,358)     $ (2,033,428)     $ (3,940,200)
                                                        -------------      -------------      ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $  23,639,803      $  43,512,782      $  6,964,425      $ 19,663,891
Reinvestment of distributions                               4,703,710          9,721,259         2,011,270         3,902,297
Cost of shares repurchased                                (28,978,600)       (57,690,620)       (5,682,815)       (6,220,715)
                                                        -------------      -------------      ------------      ------------
 Net increase (decrease) in net assets resulting
  from Fund share transactions                          $    (635,087)     $  (4,456,579)     $  3,292,880      $ 17,345,473
                                                        -------------      -------------      ------------      ------------
 Net increase (decrease) in net assets                  $  (3,769,550)     $ (12,180,514)     $  1,909,617      $ 14,866,519
                                                        -------------      -------------      ------------      ------------
NET ASSETS:
Beginning of period                                     $ 110,620,948      $ 122,801,462      $ 60,707,411      $ 45,840,892
                                                        -------------      -------------      ------------      ------------
End of period                                           $ 106,851,398      $ 110,620,948      $ 62,617,028      $ 60,707,411
                                                        =============      =============      ============      ============
Undistributed (distributions in excess of) net
 investment income, end of period                       $      31,588      $      59,865      $    193,339      $    397,503
                                                        =============      =============      ============      ============


118  The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================

         Pioneer America                       Pioneer Money
       Income VCT Portfolio                 Market VCT Portfolio
   Six Months                           Six Months
     Ended              Year              Ended              Year
    6/30/06             Ended            6/30/06             Ended
  (unaudited)         12/31/05         (unaudited)         12/31/05
 $    830,301      $   1,818,811      $    723,460      $     942,592

     (127,147)            (8,670)               --                 85

   (1,136,024)          (945,559)             (126)               126
 ------------      -------------      ------------      -------------

 $   (432,870)     $     864,582      $    723,334      $     942,803
 ------------      -------------      ------------      -------------

 $   (563,165)     $  (1,378,835)     $   (723,669)     $    (944,260)
     (403,021)          (792,466)               --                 --
           --                 --                --                 --
           --                 --                --                 --
 ------------      -------------      ------------      -------------
 $   (966,186)     $  (2,171,301)     $   (723,669)     $    (944,260)
 ------------      -------------      ------------      -------------

 $  2,842,982      $  11,779,535      $ 12,972,512      $  19,583,940
      963,281          2,174,179           725,034            942,853
   (8,894,397)       (11,661,922)       (8,871,120)       (30,205,433)
 ------------      -------------      ------------      -------------
 $ (5,088,134)     $   2,291,792      $  4,826,426      $  (9,678,640)
 ------------      -------------      ------------      -------------

 $ (6,487,190)     $     985,073      $  4,826,091      $  (9,680,097)
 ------------      -------------      ------------      -------------

 $ 47,118,170      $  46,133,097      $ 33,216,095      $  42,896,192
 ------------      -------------      ------------      -------------
 $ 40,630,980      $  47,118,170      $ 38,042,186      $  33,216,095
 ============      =============      ============      =============

 $   (458,405)     $    (322,520)     $        124      $         333
 ============      =============      ============      =============


 The accompanying notes are an integral part of these financial statements.  119

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
================================================================================

1. Organization and Significant Accounting Policies
The Pioneer Variable Contracts Trust (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The financial statements of Value Portfolio, AmPac Growth Portfolio, Small and Mid Cap Growth Portfolio, Oak Ridge Large Cap Growth Portfolio, Growth Opportunities Portfolio, Bond Portfolio, Cullen Value Portfolio, Equity Opportunity Portfolio, Core Bond Portfolio, Global High Yield Portfolio, Ibbotson Aggressive Allocation Portfolio, Ibbotson Moderate Allocation Portfolio and Ibbotson Growth Allocation Portfolio and the Class II financial highlights of all the Portfolios are presented in separate books.

Emerging Markets Portfolio, Europe Portfolio and International Value Portfolio seek long-term capital growth. Small Cap Value Portfolio, Mid Cap Value Portfolio and Growth Shares Portfolio seek capital appreciation. Real Estate Shares Portfolio pursues long-term capital growth and, secondarily, current income. Fund Portfolio seeks reasonable income and growth of capital. Equity Income Portfolio seeks current income and long-term capital growth. Balanced Portfolio seeks capital growth and current income. High Yield Portfolio seeks to maximize total return through a combination of income and capital appreciation. Strategic Income Portfolio seeks to produce a high level of current income. America Income Portfolio seeks a high level of current income as consistent with preservation of capital. Money Market Portfolio seeks current income consistent with preserving capital and providing liquidity.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================

could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation
   Security transactions are recorded as of trade date. Net asset values for the Portfolios are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of a Portfolio's shares is based on the last sale price on the principal exchange where they traded.

   Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   The Portfolios also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange.

   At June 30, 2006, there were no fair valued securities except as follows. All securities that trade in foreign markets whose closing prices are as of times prior to the close of the NYSE and that are held by Emerging Markets Portfolio, Europe Portfolio and International Value Portfolio are fair valued using vendor-supplied pricing updates for each security to the time of the close of the NYSE. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Portfolios determine their net asset values. Consequently, the Board of Trustees of the Trust has determined that the use of daily fair valuations as provided by a pricing service is appropriate for these Portfolios. The Portfolios may also take into consideration other significant events in determining the fair value of these securities. Thus, a Portfolio's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments and securities held by any Portfolio are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Discounts and premiums on fixed income securities are accreted and amortized, respectively, on a yield-to-maturity basis and are included in interest income. Dividend and interest income from foreign securities are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses from sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

   Information regarding the Trust's principal investment risks is contained in the Trust's prospectus(es). Please refer to those documents when considering the Trust's risks.

   Because Real Estate Shares Portfolio invests a substantial portion of its assets in real estate investment trusts (REITs), the Portfolio may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and return of capital distributions may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940.

   Emerging Markets, International Value and Europe Portfolios' investments in emerging markets or countries with limited or developing markets may subject these Portfolios to a greater degree of risk than in a developed market. Risks associated with

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                    (continued)
================================================================================

   these developing markets include political, social or economic factors and may affect the price of the Portfolios' investments and income generated by these investments, as well as the Portfolios' ability to repatriate such amounts.

   High Yield and Strategic Income Portfolios invest in below investment grade (high yield) debt securities and preferred stocks. Some of these high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

   Small capitalization stocks, such as those in the Small Cap Value Portfolio while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

B. Futures Contracts
   The Portfolios may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolios, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk such as the changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolios' hedging and trading strategies and potentially result in a loss. As of June 30, 2006, open contracts are shown in the table below.

------------------------------------------------------------------------------------------------------------
                                                  Number of
                                                  Contracts      Settlement                      Unrealized
Portfolio                          Type         Long/(Short)        Month       Market Value     Gain/(Loss)
------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio     Russell 2000           5              9/06         $1,828,750       $91,868
------------------------------------------------------------------------------------------------------------

C. Foreign Currency Translation
   The books and records of the Portfolios are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. Forward Foreign Currency Contracts
   Certain Portfolios are authorized to enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolios record realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 8).

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================

E. Taxes
   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Portfolios may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended June 30, 2006, no such taxes were paid. In determining the daily net asset value, the Portfolios estimate the reserve for such taxes, if any, associated with investments in certain countries. Any estimated reserve for taxes on capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of June 30, 2006, the Portfolios had no reserves related to taxes on capital gains, except Emerging Markets Portfolio, which had $36,643 in reserve related to capital gains.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   A portion of the dividend income recorded by Real Estate Shares Portfolio is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Trust as a reduction of the cost basis of the securities held, and those determined to be capital gains are reflected as such in the Statement of Operations.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, certain Portfolios had capital loss carryforwards and expirations as follows:

---------------------------------------------------------------------------------------------------------
                                               International           Mid Cap              Growth
Expires in                   Europe                Value                Value               Shares
Fiscal Year Ending          Portfolio            Portfolio            Portfolio           Portfolio
---------------------------------------------------------------------------------------------------------
 2006                      $        --          $       --           $       --          $        --
 2007                      $        --          $       --           $       --          $        --
 2008                      $        --          $       --           $       --          $        --
 2009                      $ 1,921,644          $2,426,453           $1,330,134          $ 9,618,208
 2010                      $ 1,896,288          $5,309,516           $2,529,788          $19,245,183
 2011                      $   783,043          $2,130,998           $       --          $ 7,319,241
 2012                      $        --          $       --           $       --          $        --
 2013                      $        --          $       --           $       --          $        --
                           ------------------------------------------------------------------------------
 Total                     $ 4,600,975          $9,866,967           $3,859,922          $36,182,632
                           ==============================================================================
                                                                      America               Money
 Expires in                  Fund               Balanced              Income               Market
 Fiscal Year Ending       Portfolio            Portfolio            Portfolio             Portfolio
---------------------    -----------          ----------           ----------            -----------
 2006                      $        --          $       --           $       --          $        --
 2007                      $        --          $       --           $       --          $        --
 2008                      $        --          $       --           $  382,424          $        --
 2009                      $        --          $       --           $       --          $        --
 2010                      $26,951,317          $1,409,746           $       --          $     2,728
 2011                      $13,017,527          $2,590,145           $  435,523          $        --
 2012                      $        --          $       --           $  171,643          $       246
 2013                      $        --          $       --           $  241,325          $        --
                           ------------------------------------------------------------------------------
 Total                     $39,968,844          $3,999,891           $1,230,915          $     2,974
                           ==============================================================================
---------------------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                    (continued)
================================================================================

   The following Portfolios elected to defer capital and/or currency losses recognized between November 1, 2005 and December 31, 2005 to their fiscal year ending December 31, 2006.

--------------------------------------------------------------------------------
Portfolio                        Capital Losses     Currency Losses
--------------------------------------------------------------------------------
 Europe Portfolio                   $ 17,485              $--
 America Income Portfolio           $109,707              $--
 Strategic Income Portfolio         $ 40,713              $--
--------------------------------------------------------------------------------

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The following chart shows the distributions paid during the year ended December 31, 2005 and the components of distributable earnings (accumulated losses) as of December 31, 2005, on a tax basis.
   --------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Pioneer           Pioneer
                                                                   Pioneer            Pioneer        International       Small Cap
                                                               Emerging Markets        Europe            Value             Value
                                                                 VCT Portfolio     VCT Portfolio     VCT Portfolio     VCT Portfolio
                                                                     2005               2005              2005              2005
------------------------------------------------------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                 $   212,013      $    103,248     $    34,238       $        --
 Long-Term capital gain                                                   --                --              --         1,091,297
                                                            ------------------------------------------------------------------------
                                                                 $   212,013      $    103,248     $    34,238       $ 1,091,297
 Return of Capital                                                        --                --              --                --
                                                            ------------------------------------------------------------------------
  Total distributions                                            $   212,013      $    103,248     $    34,238       $ 1,091,297
                                                            ========================================================================
 Distributable Earnings
  (Accumulated Losses):
 Undistributed ordinary income                                   $   220,926      $    106,090     $   120,607       $   646,863
 Undistributed long-term gain/(Capital Loss carryforward)          5,193,430        (4,600,975)     (9,866,967)        2,238,710
 Post-October loss deferred                                               --           (17,485)             --                --
 Unrealized appreciation (depreciation)                           17,780,051         2,482,228       5,516,565         6,006,705
                                                            ------------------------------------------------------------------------
  Total                                                          $23,194,407      $ (2,030,142)    $(4,229,795)      $ 8,892,278
                                                            ========================================================================

                                                                   Pioneer            Pioneer          Pioneer
                                                                   Mid Cap            Growth         Real Estate          Pioneer
                                                                    Value             Shares            Shares             Fund
                                                                VCT Portfolio      VCT Portfolio    VCT Portfolio      VCT Portfolio
                                                                     2005              2005              2005              2005
------------------------------------------------------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                $  6,510,571      $    271,910      $ 1,584,389       $ 6,814,575
 Long-Term capital gain                                           48,550,380                --        4,986,253                --
                                                            ------------------------------------------------------------------------
                                                                $ 55,060,951      $    271,910      $ 6,570,462       $ 6,814,575
 Return of Capital                                                        --                --               --                --
                                                            ------------------------------------------------------------------------
  Total distributions                                           $ 55,060,951      $    271,910      $ 6,570,462       $ 6,814,575
                                                            ========================================================================
 Distributable Earnings
  (Accumulated Losses):
 Undistributed ordinary income                                  $ 30,629,491      $     49,058      $        --       $    27,272
 Capital loss carryforward from merger                            (3,859,922)               --               --       (39,968,844)
 Undistributed long-term gain/(Capital loss carryforward)         68,794,908       (36,182,632)       5,283,368                --
 REIT Dividend Payable                                                    --                --          211,528                --
 Unrealized appreciation (depreciation)                           44,709,925           450,947       37,514,365       103,238,111
                                                            ------------------------------------------------------------------------
  Total                                                         $140,274,402      $(35,682,627)     $43,009,261       $63,296,539
                                                            ========================================================================
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================


------------------------------------------------------------------------------------------------------------------------------------
                                                             Pioneer Equity       Pioneer             Pioneer         Pioneer
                                                                 Income           Balanced           High Yield    Strategic Income
                                                             VCT Portfolio      VCT Portfolio      VCT Portfolio    VCT Portfolio
                                                                  2005             2005                2005             2005
------------------------------------------------------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                              $ 7,559,616        $  797,097          $6,600,658      $3,166,871
 Long-Term capital gain                                                --                --           3,164,700         773,329
                                                              ----------------------------------------------------------------------
                                                              $ 7,559,616        $  797,097          $9,765,358      $3,940,200
 Return of Capital                                                     --                --                  --              --
                                                              ----------------------------------------------------------------------
  Total distributions                                         $ 7,559,616        $  797,097          $9,765,358      $3,940,200
                                                              ======================================================================
 Distributable Earnings
  (Accumulated Losses):
 Undistributed ordinary income                                $   203,918        $       --          $  798,588      $  573,117
 Undistributed long-term gain/Capital loss carryforward         6,168,262        (3,999,891)            803,653         148,610
 Post-October loss deferred                                            --                --                  --         (40,713)
 Unrealized appreciation (depreciation)                        57,618,364         4,290,194            (212,035)        808,684
                                                              ----------------------------------------------------------------------
  Total                                                       $63,990,544        $  290,303          $1,390,206      $1,489,698
                                                              ======================================================================


                                                              Pioneer             Pioneer
                                                           America Income       Money Market
                                                           VCT Portfolio       VCT Portfolio
                                                               2005                 2005
------------------------------------------------------------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                              $ 2,171,301        $  944,260
 Long-Term capital gain                                                --                --
                                                              ----------------------------------------------------------------------
                                                              $ 2,171,301        $  944,260
 Return of Capital                                                     --                --
                                                              ----------------------------------------------------------------------
  Total distributions                                         $ 2,171,301        $  944,260
                                                              ======================================================================
 Distributable Earnings
  (Accumulated Losses):
 Undistributed ordinary income                                $     5,442        $      333
 Undistributed long-term gain/(Capital loss carryforward)      (1,230,915)           (2,974)
 Post-October loss deferred                                      (109,707)               --
 Unrealized appreciation (depreciation)                          (384,607)              126
                                                              ----------------------------------------------------------------------
  Total                                                       $(1,719,787)       $   (2,515)
                                                              ======================================================================
------------------------------------------------------------------------------------------------------------------------------------

   For the fiscal year ending December 31, 2005, Emerging Markets Portfolio, Europe Portfolio and International Value Portfolio have elected to pass through foreign tax credits of $181,164, $46,274 and $58,710, respectively.


   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, the recognition of unrealized gains or losses on certain futures contracts and the tax treatment of premium amortization.

F. Portfolio Shares
   The Portfolios record sales and repurchases of their shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc.
   (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006.

   Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of share based on their respective percentage of the adjusted net assets at the beginning of the day. High Yield, Strategic Income, America Income and Money Market Portfolios declare

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                    (continued)
================================================================================

   as daily dividends substantially all of their respective net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Dividends and distributions to shareowners are recorded on the ex-dividend date. Distributions paid by a Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees.

G. Securities Lending
   The Portfolios lend securities in their portfolios to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolios also continue to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Portfolios. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolios have the right under the lending agreements to recover the securities on loan from the borrower on demand. The Portfolios invest cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Portfolios' custodian.

H. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolios, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreements at the time of purchase. The collateral for all repurchase agreements are held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Portfolios. Management fees are calculated daily at the following annual rates:

--------------------------------------------------------------------------------
                                               Management Fee as a Percentage
                                                of each Portfolio's Average
Portfolio                                             Daily Net Assets
--------------------------------------------------------------------------------
 Emerging Markets Portfolio                                 1.15%
 Europe Portfolio                                           1.00%
 International Value Portfolio                              1.00%
 Small Cap Value Portfolio                                  0.75%
 Mid Cap Value Portfolio                                    0.65%
 Growth Shares Portfolio                                    0.70%
 Real Estate Shares Portfolio                               0.80%
 Fund Portfolio                                             0.65%
 Equity Income Portfolio                                    0.65%
 Balanced Portfolio                                         0.65%
 High Yield Portfolio                                       0.65%
 Strategic Income Portfolio                                 0.65%
 America Income Portfolio                                   0.55%
 Money Market Portfolio                                     0.50%
--------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================

PIM has agreed not to impose a portion of its management fees and to assume other operating expenses for certain Portfolios through May 1, 2007 to the extent necessary to limit expenses of Class I shares to the following percentages of the Portfolios' average daily net assets attributable to Class I shares:

--------------------------------------------------------------------------------
                                             Expense Limitation as a Percentage
                                                of each Portfolio's Average
Portfolio                                             Daily Net Assets
--------------------------------------------------------------------------------
 Mid Cap Value Portfolio                                    0.88%
 Fund Portfolio                                             0.80%
 Money Market Portfolio                                     0.90%
--------------------------------------------------------------------------------



The portion of the Portfolios' expenses attributable to Class II will be reduced only to the extent such expenses are reduced for Class I shares (or Class II shares).

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolios. At June 30, 2006, the following amounts were payable to PIM related to management fees, administrative fees and certain other services and are included in due to affiliates:

--------------------------------------------------------------------------------
Portfolio                                                  Amount
--------------------------------------------------------------------------------
 Emerging Markets Portfolio                               $ 1,980
 Europe Portfolio                                             920
 International Value Portfolio                                943
 Small Cap Value Portfolio                                  1,442
 Mid Cap Value Portfolio                                   14,552
 Growth Shares Portfolio                                      897
 Real Estate Shares Portfolio                               2,528
 Fund Portfolio                                            11,776
 Equity Income Portfolio                                    7,786
 Balanced Portfolio                                           941
 High Yield Portfolio                                       2,164
 Strategic Income Portfolio                                 1,614
 America Income Portfolio                                     790
 Money Market Portfolio                                       416
--------------------------------------------------------------------------------


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. The following amounts of transfer agent fees payable to PIMSS are included in due to affiliates at June 30, 2006:

--------------------------------------------------------------------------------
Portfolio                                                  Amount
--------------------------------------------------------------------------------
 Emerging Markets Portfolio                                $7,692
 Europe Portfolio                                           7,369
 International Value Portfolio                              8,669
 Small Cap Value Portfolio                                    502
 Mid Cap Value Portfolio                                    7,276
 Growth Shares Portfolio                                    7,459
 Real Estate Shares Portfolio                               7,691
 Fund Portfolio                                             3,729
 Equity Income Portfolio                                    7,747
 Balanced Portfolio                                         7,560
 High Yield Portfolio                                       7,551
 Strategic Income Portfolio                                 7,696
 America Income Portfolio                                   7,692
 Money Market Portfolio                                     4,351
--------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                    (continued)
================================================================================

4. Distribution Plans
The Portfolios have adopted plans of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plans, each Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with each Portfolio's Class II shares. The following amounts of distribution fees payable to PFD are included in due to affiliates at June 30, 2006:

--------------------------------------------------------------------------------
Portfolio                                                  Amount
--------------------------------------------------------------------------------
 Emerging Markets Portfolio                                  $304
 Europe Portfolio                                              75
 International Value Portfolio                                 49
 Small Cap Value Portfolio                                    223
 Mid Cap Value Portfolio                                      642
 Growth Shares Portfolio                                       44
 Real Estate Shares Portfolio                                 487
 Fund Portfolio                                               904
 Equity Income Portfolio                                      899
 Balanced Portfolio                                            90
 High Yield Portfolio                                         304
 Strategic Income Portfolio                                   292
 America Income Portfolio                                     123
--------------------------------------------------------------------------------

5. Aggregate Unrealized Appreciation and Depreciation
At June 30, 2006, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

------------------------------------------------------------------------------------------------------------
                                                         Gross             Gross         Net Appreciation/
Portfolio                             Tax Cost       Appreciation      Depreciation       (Depreciation)
------------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio         $ 41,655,843     $ 17,606,129     $  (1,208,862)       $ 16,397,267
 Europe Portfolio                   $ 16,174,439     $  4,031,428     $    (406,072)       $  3,625,356
 International Value Portfolio      $ 24,091,742     $  4,835,999     $    (582,321)       $  4,253,678
 Small Cap Value Portfolio          $ 91,844,645     $ 10,071,511     $  (3,775,873)       $  6,295,638
 Mid Cap Value Portfolio            $350,027,408     $ 33,294,480     $ (13,283,283)       $ 20,011,197
 Growth Shares Portfolio            $ 32,843,463     $  1,327,536     $  (2,584,148)       $ (1,256,612)
 Real Estate Shares Portfolio       $ 76,427,953     $ 44,874,867     $     (44,584)       $ 44,830,283
 Fund Portfolio                     $388,173,891     $131,389,694     $ (16,998,878)       $114,390,816
 Equity Income Portfolio            $323,616,761     $ 75,806,765     $  (5,886,801)       $ 69,919,964
 Balanced Portfolio                 $ 36,159,763     $  4,686,107     $  (1,340,557)       $  3,345,550
 High Yield Portfolio               $107,292,903     $  3,132,922     $  (4,736,307)       $ (1,603,385)
 Strategic Income Portfolio         $ 60,972,673     $  1,120,768     $  (1,702,379)       $   (581,611)
 America Income Portfolio           $ 41,338,442     $     78,166     $  (1,598,797)       $ (1,520,631)
 Money Market Portfolio             $ 37,929,700     $         --     $          --        $         --
------------------------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================

6. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2006, were as follows:

--------------------------------------------------------------------------------
Portfolio                                         Purchases          Sales
--------------------------------------------------------------------------------
 Emerging Markets Portfolio                     $ 14,209,019     $ 17,047,023
 Europe Portfolio                               $  4,015,468     $  4,480,689
 International Value Portfolio                  $ 15,889,704     $ 17,170,894
 Small Cap Value Portfolio                      $ 38,553,305     $ 50,592,666
 Mid Cap Value Portfolio                        $210,947,409     $228,145,769
 Growth Shares Portfolio                        $ 16,547,824     $ 19,750,398
 Real Estate Shares Portfolio                   $  9,304,012     $ 18,417,009
 Fund Portfolio                                 $ 21,306,387     $ 51,565,444
 Equity Income Portfolio                        $ 49,579,685     $ 56,519,684
 Balanced Portfolio                             $  2,352,309     $  4,858,625
 High Yield Portfolio                           $ 18,419,965     $ 20,008,959
 Strategic Income Portfolio                     $  5,133,308     $  9,346,181
 America Income Portfolio                       $         --     $         --
 Money Market Portfolio                         $292,629,694     $289,651,751
--------------------------------------------------------------------------------

The cost of purchases and the proceeds from sales of U.S. Government obligations for the six months ended June 30, 2006, were as follows:

--------------------------------------------------------------------------------
Portfolio                                         Purchases          Sales
--------------------------------------------------------------------------------
 Balanced Portfolio                              $   745,225      $ 1,000,186
 Strategic Income Portfolio                      $12,786,100      $ 5,695,303
 America Income Portfolio                        $ 5,484,201      $10,673,855
--------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                    (continued)
================================================================================

7. Capital Shares
At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005:

-------------------------------------------------------------------------------------------------
                                     '06 Shares     '06 Amount    '05 Shares      '05 Amount
                                    (unaudited)    (unaudited)
-------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio
 CLASS I:
 Shares sold                            55,634    $   1,782,641      57,112     $   1,329,128
 Reinvestment of distributions          42,233        1,092,971       2,300            49,529
 Shares repurchased                    (88,778)      (2,738,986)    (82,002)       (1,885,112)
                                     ------------------------------------------------------------
  Net increase (decrease)                9,089    $     136,626     (22,590)    $    (506,455)
                                     ============================================================
 CLASS II:
 Shares sold                           275,162    $   8,705,315     530,098     $  11,881,187
 Reinvestment of distributions         168,481        4,321,548       7,549           161,235
 Shares repurchased                   (364,999)     (11,029,254)   (449,363)      (10,100,911)
                                     ------------------------------------------------------------
  Net increase                          78,644    $   1,997,609      88,284     $   1,941,511
                                     ============================================================
 Europe Portfolio
 CLASS I:
 Shares sold                            19,182    $     242,185      21,878     $     233,953
 Reinvestment of distributions           4,791           58,839       5,591            58,420
 Shares repurchased                    (83,616)      (1,042,402)   (155,613)       (1,693,646)
                                     ------------------------------------------------------------
  Net decrease                         (59,643)   $    (741,378)   (128,144)    $  (1,401,273)
                                     ============================================================
 CLASS II:
 Shares sold                           148,729    $   1,835,392     268,948     $   2,856,394
 Reinvestment of distributions           3,927           47,365       4,369            44,828
 Shares repurchased                   (154,937)      (1,916,711)   (174,429)       (1,850,566)
                                     ------------------------------------------------------------
  Net increase (decrease)               (2,281)   $     (33,954)     98,888     $   1,050,656
                                     ============================================================
 International Value Portfolio:
 CLASS I:
 Shares sold                            56,236    $     831,610      48,222     $     576,930
 Reinvestment of distributions           7,188          100,557       2,721            31,154
 Shares repurchased                   (192,976)      (2,841,013)   (430,261)       (5,229,863)
                                     ------------------------------------------------------------
  Net decrease                        (129,552)   $  (1,908,846)   (379,318)    $  (4,621,779)
                                     ============================================================
 CLASS II:
 Shares sold                           147,514    $   2,159,705     218,007     $   2,667,524
 Reinvestment of distributions           1,451           20,184         270             3,084
 Shares repurchased                    (72,693)      (1,038,161)   (147,285)       (1,837,822)
                                     ------------------------------------------------------------
  Net increase                          76,272    $   1,141,728      70,992     $     832,786
                                     ============================================================
 Small Cap Value Portfolio
 CLASS I:
 Shares sold                           245,412    $   4,167,166     571,103     $   8,553,972
 Shares issued in reorganization     2,861,983       48,796,816          --                --
 Redemptions in kind                  (654,874)     (11,792,154)         --                --
 Reinvestment of distributions         116,744        1,862,074      40,427           589,019
 Shares repurchased                   (256,798)      (4,378,928)   (539,585)       (8,145,222)
                                     ------------------------------------------------------------
  Net increase                       2,312,467    $  38,654,974      71,945     $     997,769
                                     ============================================================
 CLASS II:
 Shares sold                           665,015    $  11,286,378     712,018     $  10,705,770
 Shares issued in reorganization       153,951        2,603,308          --                --
 Reinvestment of distributions          63,445        1,004,323      34,350           497,391
 Shares repurchased                   (233,745)      (3,953,927)   (121,596)       (1,821,434)
                                     ------------------------------------------------------------
  Net increase                         648,666    $  10,940,082     624,772     $   9,381,727
                                     ============================================================
-------------------------------------------------------------------------------------------------

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Variable Contracts Trust
================================================================================

================================================================================

---------------------------------------------------------------------------------------------------------
                                      '06 Shares      '06 Amount       '05 Shares         '05 Amount
                                     (unaudited)      (unaudited)
---------------------------------------------------------------------------------------------------------
 Mid Cap Value Portfolio
 CLASS I:
 Shares sold                             374,576    $   9,587,662       2,037,703      $   50,295,966
 Reinvestment of distributions         4,182,798       74,495,628         821,233          19,882,052
 Shares repurchased                   (1,115,637)     (28,263,675)     (2,727,151)        (66,908,971)
 Redemptions in kind                          --               --        (868,079)        (21,000,610)
                                     --------------------------------------------------------------------
  Net increase (decrease)              3,441,737    $  55,819,615        (736,294)     $  (17,731,563)
                                     ====================================================================
 CLASS II:
 Shares sold                             570,095    $  14,298,356       3,599,252      $   87,784,480
 Reinvestment of distributions         1,403,220      24,935,2165       1,468,235          35,178,899
 Shares repurchased                     (377,034)      (9,269,871)     (3,965,242)        (96,694,602)
 Redemptions in kind                          --               --     (19,499,464)       (467,210,323)
                                     --------------------------------------------------------------------
  Net increase (decrease)              1,596,281    $  29,963,701     (18,397,219)     $ (440,941,546)
                                     ====================================================================
 Growth Shares Portfolio
 CLASS I:
 Shares sold                              14,376    $     195,725          34,054      $      438,600
 Reinvestment of distributions             3,819           49,224          17,362             221,887
 Shares repurchased                     (229,888)      (3,115,703)       (512,773)         (6,658,363)
                                     --------------------------------------------------------------------
  Net decrease                          (211,693)   $  (2,870,754)       (461,357)     $   (5,997,876)
                                     ====================================================================
 CLASS II:
 Shares sold                              30,827    $     409,399         137,249      $    1,753,754
 Reinvestment of distributions                --               --           3,965              50,023
 Shares repurchased                      (63,951)        (843,975)       (205,695)         (2,678,779)
                                     --------------------------------------------------------------------
  Net decrease                           (33,124)   $    (434,576)        (64,481)     $     (875,002)
                                     ====================================================================
 Real Estate Shares Portfolio
 CLASS I:
 Shares sold                              33,257    $     937,604          57,099      $    1,401,143
 Reinvestment of distributions            74,125        2,015,469          91,076           2,234,316
 Shares repurchased                     (199,965)      (5,670,285)       (420,029)        (10,198,782)
                                     --------------------------------------------------------------------
  Net decrease                           (92,583)   $  (2,717,212)       (271,854)     $   (6,563,323)
                                     ====================================================================
 CLASS II:
 Shares sold                             118,596    $   3,387,999         558,332      $   13,449,440
 Reinvestment of distributions           164,596        4,461,457         176,725           4,336,326
 Shares repurchased                     (296,023)      (8,391,785)       (699,655)        (17,192,679)
                                     --------------------------------------------------------------------
  Net increase (decrease)                (12,831)   $    (542,329)         35,402      $      593,087
                                     ====================================================================
 Fund Portfolio
 CLASS I:
 Shares sold                             540,777    $  12,165,407         580,758      $   11,975,172
 Reinvestment of distributions           112,827        2,525,809         257,653           5,374,312
 Shares repurchased                   (1,995,750)     (44,772,169)     (5,148,933)       (106,238,103)
                                     --------------------------------------------------------------------
  Net decrease                        (1,342,146)   $ (30,080,953)     (4,310,522)     $  (88,888,619)
                                     ====================================================================
 CLASS II:
 Shares sold                           1,374,253    $  30,852,960       1,500,748      $   30,883,995
 Shares issued in reorganization              --               --       2,567,061          53,856,933
 Reinvestment of distributions            30,016          670,506          69,257           1,440,013
 Shares repurchased                     (540,293)     (12,073,864)     (1,597,303)        (32,937,344)
 Redemptions in kind                          --               --      (3,626,019)        (75,731,419)
                                     --------------------------------------------------------------------
  Net increase (decrease)                863,976    $  19,449,602      (1,086,256)     $  (22,487,822)
                                     ====================================================================
---------------------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                    (continued)
================================================================================


---------------------------------------------------------------------------------------------------------
                                    '06 Shares      '06 Amount      '05 Shares       '05 Amount
                                   (unaudited)      (unaudited)
---------------------------------------------------------------------------------------------------------
 Equity Income Portfolio
 CLASS I:
 Shares sold                           561,352    $  12,533,920       2,853,636     $  59,389,539
 Reinvestment of distributions         320,294        7,039,074         242,794         5,101,573
 Shares repurchased                   (810,119)     (17,986,672)     (1,317,139)      (27,494,268)
                                     --------------------------------------------------------------------
  Net increase                          71,527    $   1,586,322       1,779,291     $  36,996,844
                                     ====================================================================
 CLASS II:
 Shares sold                           503,869    $  11,281,955       1,763,038     $  36,834,942
 Reinvestment of distributions         161,060        3,558,346         116,340         2,458,044
 Shares repurchased                   (770,080)     (17,268,899)       (444,619)       (9,373,382)
                                     --------------------------------------------------------------------
  Net increase (decrease)             (105,151)   $  (2,428,598)      1,434,759     $  29,919,604
                                     ====================================================================
 Balanced Portfolio
 CLASS I:
 Shares sold                            13,004    $     191,534          30,803     $     441,468
 Reinvestment of distributions          17,277          253,793          40,641           588,607
 Shares repurchased                   (280,761)      (4,188,699)       (522,797)       (7,567,111)
                                     --------------------------------------------------------------------
  Net decrease                        (250,480)   $  (3,743,372)       (451,353)    $  (6,537,036)
                                     ====================================================================
 CLASS II:
 Shares sold                            98,246    $   1,459,637         272,986     $   3,924,192
 Reinvestment of distributions           7,213          105,570          14,431           208,614
 Shares repurchased                    (58,191)        (867,264)       (151,515)       (2,206,918)
                                     --------------------------------------------------------------------
  Net increase                          47,268    $     697,943         135,902     $   1,925,888
                                     ====================================================================
 High Yield Portfolio
 CLASS I:
 Shares sold                           839,034    $   9,137,961       1,902,148     $  21,181,455
 Reinvestment of distributions         252,418        2,710,344         514,993         5,666,754
 Shares repurchased                 (1,066,068)     (11,559,180)     (2,659,638)      (29,739,088)
                                     --------------------------------------------------------------------
  Net increase (decrease)               25,384    $     289,125        (242,497)    $  (2,890,879)
                                     ====================================================================
 CLASS II:
 Shares sold                         1,328,901    $  14,501,842       2,014,754     $  22,331,327
 Reinvestment of distributions         185,574        1,993,366         368,486         4,054,505
 Shares repurchased                 (1,602,920)     (17,419,420)     (2,495,978)      (27,951,532)
                                     --------------------------------------------------------------------
  Net decrease                         (88,445)   $    (924,212)       (112,738)    $  (1,565,700)
                                     ====================================================================
 Strategic Income Portfolio
 CLASS I:
 Shares sold                           139,804    $   1,499,060         299,475     $   3,285,765
 Reinvestment of distributions          60,283          642,387         136,735         1,498,145
 Shares repurchased                   (270,006)      (2,903,452)       (364,351)       (3,995,330)
                                     --------------------------------------------------------------------
  Net increase (decrease)              (69,919)   $    (762,005)         71,859     $     788,580
                                     ====================================================================
 CLASS II:
 Shares sold                           509,569    $   5,465,365       1,483,721     $  16,378,126
 Reinvestment of distributions         128,525        1,368,883         219,709         2,404,152
 Shares repurchased                   (258,667)      (2,779,363)       (204,670)       (2,225,385)
                                     --------------------------------------------------------------------
  Net increase                         379,427    $   4,054,885       1,498,760     $  16,556,893
                                     ====================================================================
---------------------------------------------------------------------------------------------------------

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Variable Contracts Trust
================================================================================

================================================================================


---------------------------------------------------------------------------------------------------------
                                      '06 Shares    '06 Amount     '05 Shares        '05 Amount
                                     (unaudited)   (unaudited)
---------------------------------------------------------------------------------------------------------
 America Income Portfolio
 CLASS I:
 Shares sold                            78,094    $    751,072          116,997     $   1,169,565
 Reinvestment of distributions          58,136         560,266          138,561         1,381,733
 Shares repurchased                   (379,934)     (3,682,011)        (836,177)       (8,331,104)
                                     --------------------------------------------------------------------
  Net decrease                        (243,704)   $ (2,370,673)        (580,619)    $  (5,779,806)
                                     ====================================================================
 CLASS II:
 Shares sold                           216,051    $  2,091,910        1,061,522     $  10,609,970
 Reinvestment of distributions          41,773         403,015           79,492           792,446
 Shares repurchased                   (530,616)     (5,212,386)        (336,194)       (3,330,818)
                                     --------------------------------------------------------------------
  Net increase (decrease)             (272,792)   $ (2,717,461)         804,820     $   8,071,598
                                     ====================================================================
 Money Market Portfolio
 CLASS I:
 Shares sold                        12,972,512    $ 12,972,512       19,584,349     $  19,583,940
 Reinvestment of distributions         725,034         725,034          942,853           942,853
 Shares repurchased                 (8,871,120)     (8,871,120)     (30,205,433)      (30,205,433)
                                     --------------------------------------------------------------------
  Net increase (decrease)            4,826,426    $  4,826,426       (9,678,231)    $  (9,678,640)
                                     ====================================================================
---------------------------------------------------------------------------------------------------------

8. Forward Foreign Currency Contracts
During the six months ended June 30, 2006, certain Portfolios had entered into various contracts that obligate the Portfolios to deliver currencies at specified future dates. At the maturity of a contract, the Portfolios must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract.

As of June 30, 2006, the Portfolios' open portfolio hedges were as follows:
--------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                   Contracts to      In Exchange     Settlement                               Net
Portfolio                            Deliver             For            Date            Value        Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------------
 Strategic Income Portfolio     AUD   (925,000)      $ (677,757)       7/31/06       $ (687,440)           $  (9,683)
 Strategic Income Portfolio     CAD   (278,225)        (250,427)       7/14/06         (249,112)               1,315
 Strategic Income Portfolio     EUR   487,705           617,509         7/5/06          623,583                6,074
 Strategic Income Portfolio     EUR   (486,000)        (623,465)        7/5/06         (621,597)               1,868
 Strategic Income Portfolio     GBP   (335,000)        (619,336)        8/7/06         (620,114)                (778)
 Strategic Income Portfolio     GBP   (335,000)        (617,509)        7/5/06         (619,025)              (1,516)
 Strategic Income Portfolio     JPY 195,000,000       1,733,617         7/5/06        1,709,257              (24,360)
 Strategic Income Portfolio     JPY 195,000,000       1,714,536         8/7/06        1,718,249                3,713
 Balanced Fund Portfolio        NOK   (530,000)         (88,114)       8/14/06          (85,335)               2,778
-------------------------------------------------------------------------------------------------------------------------------

Outstanding forward currency settlement contracts as of June 30, 2006 were as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                        Settlement                               Net
Portfolio                                          Gross Receivable        Date        Gross Payable     Receivable/(Payable)
-------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio                           $  514,150          7/1/06       $   (517,522)          $  (3,372)
 Europe Portfolio                                        118,230          7/1/06           (116,346)              1,884
 Strategic Income Portfolio                            1,687,794          7/1/06         (1,704,337)            (16,543)
-------------------------------------------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                    (continued)
================================================================================

9. Merger Information
On December 8, 2004, beneficial owners of Safeco RST Core Equity Portfolio, Safeco RST Money Market Portfolio and Safeco RST Multi-Cap Core Portfolio, three of the six portfolios that comprised Safeco Resource Series Trust, approved a proposed Agreement and Plan of Reorganization that provided for the mergers listed below. These tax-free reorganizations were accomplished on December 10, 2004 ("Closing Date"), by exchanging all of the Safeco's net assets for Class I shares as indicated below, based on Class I shares' ending net asset value on the Closing Date. The following charts show the details of the reorganizations as of that Closing Date:

Pioneer Fund VCT Portfolio
---------------------------------------------------------------------------------------------------
                                Pioneer Fund            Safeco RST Core           Pioneer Fund
                                VCT Portfolio          Equity Portfolio           VCT Portfolio
                            (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
---------------------------------------------------------------------------------------------------
 Net Assets                     $281,591,969             $298,220,832             $879,147,352
 Shares Outstanding               13,990,134               12,804,673               28,812,243
 Class I Shares Issued                                                              14,822,109
---------------------------------------------------------------------------------------------------

Pioneer Money Market VCT Portfolio
---------------------------------------------------------------------------------------------------
                                Pioneer Money                                     Pioneer Money
                                 Market VCT            Safeco RST Money            Market VCT
                                  Portfolio            Market Portfolio             Portfolio
                            (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
---------------------------------------------------------------------------------------------------
 Net Assets                      $23,493,640              $21,976,837              $67,613,266
 Shares Outstanding               23,500,655               21,976,837               45,477,492
 Class I Shares Issued                                                              21,976,837

Pioneer Mid Cap Value VCT Portfolio
---------------------------------------------------------------------------------------------------
                               Pioneer Mid Cap                                   Pioneer Mid Cap
                                  Value VCT            Safeco RST Multi-            Value VCT
                                  Portfolio           Cap Core Portfolio            Portfolio
                            (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
---------------------------------------------------------------------------------------------------
 Net Assets                     $757,206,652              $49,670,328             $858,922,877
 Shares Outstanding               32,072,498                2,399,533               34,160,364
 Class I Shares Issued                                                               2,087,866
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                          Unrealized                 Realized
                                                       Appreciation on              Gain/(Loss)
                                                         Closing Date             on Closing Date
---------------------------------------------------------------------------------------------------
 Safeco RST Core Equity Portfolio                        $68,714,366                $20,662,968
 Safeco RST Money Market Portfolio                                --                         --
 Safeco RST Multi-Cap Core Portfolio                       5,550,191                  7,992,587
---------------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust                PIONEER VARIABLE CONTRACTS TRUST
================================================================================

================================================================================

 In addition, on November 4, 2005, beneficial owners of AmSouth VIF Select Equity Portfolio approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on November 4, 2005, by exchanging all of the AmSouth Fund's net assets for Class II shares as indicated below, based on Class II share's ending net asset value on the Closing Date. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):


----------------------------------------------------------------------------------------------------
                                 Pioneer Fund              AmSouth VIF             Pioneer Fund
                                 VCT Portfolio            Select Equity            VCT Portfolio
                             (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
----------------------------------------------------------------------------------------------------
 Net Assets                      $444,635,312              $53,856,933             $498,492,245
 Shares Outstanding                21,144,152                4,928,631               23,711,213
 Class II Shares Issued                                                               2,567,061
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                              Unrealized              Realized
                                                           Appreciation on           (Loss) on
                                                             Closing Date           Closing Date
----------------------------------------------------------------------------------------------------
 AmSouth VIF Select Equity                                   $4,928,126               $ (49,233)
----------------------------------------------------------------------------------------------------


 On May 23, 2006, beneficial owners of Pioneer Small Company VCT Portfolio and Pioneer Small Cap Value II VCT Portfolio approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on May 24, 2006, by exchanging all of Pioneer Small Company VCT Portfolio's Class I and Class II net assets and Pioneer Small Cap Value II VCT Portfolio's Class I net assets for Pioneer Small Cap Value VCT Portfolio's shares, based on Pioneer Small Cap Value VCT Portfolio's Class I and Class II shares' ending net asset value, respectively. The following charts show the details of the reorganization as of that closing date ("Closing Date"):

---------------------------------------------------------------------------------------------------------------------------------
                                       Pioneer Small          Pioneer Small          Pioneer Small          Pioneer Small
                                         Cap Value               Company             Cap Value II             Cap Value
                                       VCT Portfolio          VCT Portfolio          VCT Portfolio          VCT Portfolio
                                   (Pre-Reorganization)   (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
---------------------------------------------------------------------------------------------------------------------------------
 Net Assets
 Class I                                $11,665,357            $3,024,464             $45,772,352            $60,462,173
 Class II                               $30,138,805            $2,603,308                      --            $32,742,113
                                        -----------------------------------------------------------------------------------------
 Total Net Assets                       $41,804,162            $5,627,772             $45,772,352            $93,204,286
                                        -----------------------------------------------------------------------------------------
 Shares Outstanding
 Class I                                    684,211               247,234               2,521,638              3,546,194
 Class II                                 1,782,074               215,447                      --              1,936,024
 Shares Issued in Reorganization
 Class I                                                                                                       2,861,983
 Class II                                                                                                        153,951
---------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                                                    Unrealized        Accumulated
                                                   Appreciation      Gain/(Loss) on
                                                 on Closing Date      Closing Date
-----------------------------------------------------------------------------------------
 Pioneer Small Company VCT Portfolio               $ 1,554,529         $   1,706
 Pioneer Small Cap Value II VCT Portfolio          $14,635,856         $ (85,337)
                                            ---------------------------------------------
 Total                                             $16,190,385         $ (83,631)
                                            ---------------------------------------------
-----------------------------------------------------------------------------------------

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust


Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Osbert M. Hood, Executive Vice President
Mary K. Bush                            Vincent Nave, Treasurer
Margaret B.W. Graham                    Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

Pioneer Vision(SM) variable annuities were issued by Allmerica Financial Life Insurance and Annuity Company under contract form numbers A3025-96 (Pioneer Vision(SM) 2), A3027-98 (Pioneer C-Vision(SM), and A3028-99 (Pioneer XtraVision[RegTM]), located at 440 Lincoln Street, Worcester, MA 01653. Securities were distributed by VeraVest Investments, Inc., member NASD/SIPC. Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.


[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerinvestments.com

                                                                  [Logo]
                                                                  PIONEER
                                                                  Investments(R)



                                                PIONEER VARIABLE CONTRACTS TRUST

                    Pioneer Growth Opportunities VCT Portfolio -- Class I Shares



                                                               SEMIANNUAL REPORT
                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

Pioneer Growth Opportunities VCT Portfolio
  Portfolio and Performance Update                                       2
  Comparing Ongoing Portfolio Expenses                                   3
  Portfolio Management Discussion                                        4
  Schedule of Investments                                                6
  Financial Statements                                                  11
  Notes to Financial Statements                                         15
  Trustees, Officers and Service Providers                              19

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

U.S. Common Stocks                                                82.5%
Temporary Cash Investment                                         14.4%
Exchange Traded Funds                                              2.2%
Depositary Receipts for international Stocks                      0.90%

Sector Distribution
(As a percentage of equity holdings)

Information Technology                                            24.6%
Health Care                                                       18.5%
Industrials                                                       16.3%
Consumer Discretionary                                            14.7%
Financials                                                        10.4%
Energy                                                             8.9%
Materials                                                          2.9%
Consumer Staples                                                   2.4%
Telecommunication Services                                         0.8%
Utilities                                                          0.5%

Five Largest Holdings
(As a percentage of equity holdings)

1.      Cubist
        Pharmaceuticals, Inc.           1.99%
2.      Scientific Games Corp.          1.51
3.      Stage Stores, Inc.              1.47
4.      Rare Hospitality
        International, Inc.             1.41
5.      Central Garden & Pet Co.        1.38

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------
Prices and Distributions

                                6/30/06       12/31/05
Net Asset Value per Share       $ 25.18       $ 25.37

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)          Income         Capital Gains     Capital Gains
                            $  -           $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment
--------------------------------------------------------------------------------

The following chart shows the change in value of an investment made in Pioneer Growth Opportunities VCT Portfolio at net asset value, compared to that of the Russell 2000 Growth Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

6/96    10000    10000
        10460    13311
6/98    11840    19396
        12823    15959
6/00    16463    18001
        12621    20497
6/02     9465    16344
        9530     14390
6/04    12537    19262
        13074    21471
6/06    14981    22889

The Russell 2000 Growth Index is an unmanaged measure of the performance of U.S. small-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Year                                                                 8.63%
5 Year                                                                  2.23%
1 Year                                                                  6.60%

All total returns shown assume reinvestment of distributions at net asset value. Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Growth Opportunities VCT
Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006

Share Class                                                          I
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/06                               $ 1,000.00
Ending Account Value on 6/30/06                                 $   992.50
Expenses Paid During Period*                                    $     3.90

* Expenses are equal to the Portfolio's annualized expense ratio of 0.79% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Growth Opportunities VCT
Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2006 through June 30, 2006.

Share Class                                                          I
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/06                               $ 1,000.00
Ending Account Value on 6/30/06                                 $ 1,020.88
Expenses Paid During Period*                                    $     3.96

* Expenses are equal to the Portfolio's annualized expense ratio of 0.79% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

In the following interview, Diego Franzin and Peter Wiley, members of the Pioneer Growth Opportunities VCT Portfolio management team, discuss the factors that influenced performance for the six-month period ended June 30, 2006.

Q.   How did the Portfolio perform during the semiannual period?

A. Class I shares of the Portfolio produced a total return of -0.75% at net asset value during the first half of the year, trailing the 6.07% return of its benchmark, the Russell 2000 Growth Index. The Portfolio's 126 Small-Cap Core peers returned an average of 6.47% over the period.

     Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q.   Why did the Portfolio underperform?

     A. Our investment style was not well-suited to the environment of the past six months. To review, we use a disciplined and largely sector-neutral approach in order to pick stocks for the Portfolio. We begin with a quantitative screen that narrows down the broad investment universe based on a variety of fundamental factors. Then we use an intensive research process to select what we believe are the very best stocks from those that the screen shows to be potentially attractive investments. We strive to keep the Portfolio's sector weightings close to the sector weightings in the Russell 2000 Growth benchmark, meaning that our performance will largely be the result of individual stock selection.

     Unfortunately, the quantitative aspect of our process did not perform well during the most recent period. Our screens are designed to identify stocks with what we believe to be strong growth characteristics and reasonable valuations, but such stocks generally underperformed. We believe this is a short-term phenomenon, however.

     Having said this, we are always taking steps to tweak the investment process. Following a shift in the Portfolio's management team in May, we have been looking for ways to refine the quantitative screen better to identify the stocks with the best growth characteristics. Specifically, we are trying to identify companies that can continue to grow their sales per share, expand their profit margins, and deploy shareholders equity effectively. Quantitative management is an evolutionary process, and we will always be taking steps to try to improve the way, we pick stocks for the Portfolio.

Q.   What specific holdings helped and hurt performance?

A. Looking first at what did well, the top contributor to the Portfolio's performance was Skechers USA, the maker of casual and outdoor footwear. The company's stock soared in late April when it reported sharply improved first quarter earnings on the strength of higher-than-expected sales both in the United States and abroad. Also contributing was a position in Packeteer, a network technology company that delivered earnings that were well above expectations for both the fourth quarter of 2005 and the first quarter of this year. Terex, which makes construction and mining equipment, produced a nice gain on the strength of a stock split, analyst upgrades and news that its first quarter earnings more than doubled from their level of one year ago. Rounding out the list of leading contributors, the Portfolio's position in Scientific Games, which provides services and systems to state lotteries and race tracks worldwide, gained ground on a steady flow of new contracts and two better-than-expected earnings reports.

     In terms of detractors, the Portfolio's performance was hurt by its positioning in three sectors: technology, health care and energy. While in most other sectors our performance was in line with the benchmark, our shortfall in these areas was large enough to result in underperformance for the Portfolio as a whole. In technology, Avid Technology, Bottom Line Technology and Westel Technology all declined as a result of earnings shortfalls; while in health care, Merge Technologies and CB Therapeutics also reported profits that came in below expectations. The situation was slightly different in energy. Here, the Portfolio's holdings performed well on an absolute basis, but failed to keep pace with the exceptional return produced by the energy stocks in the benchmark.

A Word About Risk:

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is more susceptible to adverse developments affecting those countries.

Call 800-688-9915 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q.   Do you have any closing thoughts for investors?

A. Looking ahead to the remainder of 2006, it seems reasonable to expect that the market backdrop will remain challenging. High oil prices, geopolitical issues and questions surrounding economic growth and Federal Reserve policy are all factors that we believe may contribute to additional market volatility. Going forward, we will remain focused on our efforts to improve the Portfolio's long-term results.










Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

      Shares                                                  Value
                   COMMON STOCKS - 95.1%
                   Energy - 8.7%
                   Coal & Consumable Fuels - 0.6%
      90,300       Alpha Natural Resources, Inc.*       $ 1,771,686
                                                        -----------
                   Oil & Gas Drilling - 2.1%
     298,600       Grey Wolf, Inc.*(a)                  $ 2,299,220
     237,200       Parker Drilling Co.*                   1,703,096
      75,200       Pride International, Inc.*(a)          2,348,496
                                                        -----------
                                                        $ 6,350,812
                                                        -----------
                   Oil & Gas Equipment & Services - 1.1%
      33,100       Dresser-Rand Group, Inc.*            $   777,188
      66,500       Hornbeck Offshore Services*            2,362,080
                                                        -----------
                                                        $ 3,139,268
                                                        -----------
                   Oil & Gas Exploration & Production - 3.1%
      15,400       Cheniere Energy, Inc.*(a)            $   569,184
      66,000       Comstock Resources, Inc.*              1,970,760
      87,500       Energy Partners, Ltd.*(a)              1,658,125
      51,500       Newfield Exploration Co.*              2,520,410
      51,000       Stone Energy Corp.*                    2,374,050
                                                        -----------
                                                        $ 9,092,529
                                                        -----------
                   Oil & Gas Refining & Marketing - 1.8%
      88,200       Frontier Oil Corp.*                  $ 2,857,680
      35,000       Giant Industries, Inc.*                2,329,250
                                                        -----------
                                                        $ 5,186,930
                                                        -----------
                   Total Energy                         $25,541,225
                                                        -----------
                   Materials - 2.8%
                   Aluminum - 0.4%
      35,300       Century Aluminum Co.*                $ 1,259,857
                                                        -----------
                   Construction Materials - 1.5%
      44,450       Florida Rock Industries, Inc.        $ 2,207,832
      34,100       Headwaters, Inc.*(a)                     871,596
      25,200       Texas Industries, Inc.                 1,338,120
                                                        -----------
                                                        $ 4,417,548
                                                        -----------
                   Fertilizers & Agricultural Chemicals - 0.4%
      27,800       The Scotts Miracle-Gro Co.           $ 1,176,496
                                                        -----------
                   Specialty Chemicals - 0.1%
      63,400       Omnova Solutions, Inc.*              $   360,112
                                                        -----------
                   Steel - 0.4%
      13,400       Cleveland-Cliffs, Inc.*              $ 1,062,486
                                                        -----------
                   Total Materials                      $ 8,276,499
                                                        -----------
                   Capital Goods - 9.9%
                   Aerospace & Defense - 1.7%
      36,900       DRS Technologies, Inc.               $ 1,798,875
      58,700       Moog, Inc.*                            2,008,714
      37,900       Teledyne Technologies, Inc.*           1,241,604
                                                        -----------
                                                        $ 5,049,193
                                                        -----------

      Shares                                                  Value
                   Building Products - 1.6%
      56,800       Elcor Corp.*                         $ 1,577,336
      45,800       Lennox International, Inc.             1,212,784
      36,000       NCI Building Systems, Inc.*            1,914,120
                                                        -----------
                                                        $ 4,704,240
                                                        -----------
                   Construction, Farm Machinery &
                   Heavy Trucks - 1.4%
      25,000       Terex Corp.*                         $ 2,467,500
     102,700       Wabash National Corp.                  1,577,472
                                                        -----------
                                                        $ 4,044,972
                                                        -----------
                   Electrical Component & Equipment - 2.1%
     508,400       Power-One, Inc.*                     $ 3,355,440
      14,100       Regal-Beloit Corp.*                      622,515
      39,800       Thomas & Betts Corp.*                  2,041,740
                                                        -----------
                                                        $ 6,019,695
                                                        -----------
                   Industrial Conglomerates - 0.7%
     137,300       Tredegar Corp.                       $ 2,172,086
                                                        -----------
                   Industrial Machinery - 2.4%
      51,300       Crane Co.                            $ 2,134,080
      35,000       Flowserve Corp.*                       1,991,500
      21,100       Gardner Denver, Inc.*                    812,350
      42,400       Idex Corp.                             2,001,280
                                                        -----------
                                                        $ 6,939,210
                                                        -----------
                   Total Capital Goods                  $28,929,396
                                                        -----------
                   Commercial Services & Supplies - 3.1%
                   Commercial Printing - 0.8%
      23,400       Deluxe Corp.*                        $   409,032
      59,737       R.R. Donnelly & Sons Co.               1,908,597
                                                        -----------
                                                        $ 2,317,629
                                                        -----------
                   Diversified Commercial Services - 0.3%
     122,600       Sirva, Inc.*                         $   793,222
                                                        -----------
                   Human Resource & Employment
                   Services - 0.9%
      80,600       Labor Ready, Inc.*                   $ 1,825,590
     102,000       Spherion Corp.*                          930,240
                                                        -----------
                                                        $ 2,755,830
                                                        -----------
                   Office Services & Supplies - 1.1%
     122,200       Ikon Office Solutions, Inc.*         $ 1,539,720
      33,800       United Stationers, Inc.*               1,667,016
                                                        -----------
                                                        $ 3,206,736
                                                        -----------
                   Total Commercial
                   Services & Supplies                  $ 9,073,417
                                                        -----------
                   Transportation - 2.9%
                   Air Freight & Couriers - 0.6%
      37,300       EGL, Inc.*                           $ 1,872,460
                                                        -----------

6     The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                       Value
                   Airlines - 1.9%
      66,100       Alaska Air Group, Inc.*                   $ 2,605,662
      66,600       Continental Airlines (Class B)*(a)          1,984,680
     143,800       ExpressJet Holdings, Inc.*                    993,658
                                                             -----------
                                                             $ 5,584,000
                                                             -----------
                   Trucking - 0.4%
      43,000       Laidlaw International, Inc.               $ 1,083,600
                                                             -----------
                   Total Transportation                      $ 8,540,060
                                                             -----------
                   Consumer Durables & Apparel - 4.7%
                   Apparel, Accessories & Luxury Goods - 1.0%
      65,700       Phillips-Van Heusen                       $ 2,507,112
      28,600       The Warnaco Group, Inc.*                      534,248
                                                             -----------
                                                             $ 3,041,360
                                                             -----------
                   Footwear - 2.0%
      65,400       K-Swiss, Inc.*                            $ 1,746,180
      79,900       Skechers U.S.A.*                            1,926,389
      98,700       Wolverine World Wide, Inc.                  2,302,671
                                                             -----------
                                                             $ 5,975,240
                                                             -----------
                   Homebuilding - 0.5%
     144,500       Champion Enterprises, Inc.*               $ 1,595,280
                                                             -----------
                   Leisure Products - 1.2%
      73,200       Marvel Entertainment, Inc.*(a)            $ 1,464,000
     102,400       The Nautilus Group, Inc.*(a)                1,608,704
                                                             -----------
                                                             $ 3,072,704
                                                             -----------
                   Total Consumer Durables
                   & Apparel                                 $13,684,584
                                                             -----------
                   Consumer Services - 4.6%
                   Casinos & Gaming - 2.2%
      77,400       Monarch Casino & Resort, Inc.*            $ 2,176,488
     120,900       Scientific Games Corp.*                     4,306,458
                                                             -----------
                                                             $ 6,482,946
                                                             -----------
                   Education Services - 0.2%
      29,800       DeVry, Inc.*                              $   654,706
                                                             -----------
                   Hotels, Resorts & Cruise Lines - 0.8%
      76,600       Ambassadors Group, Inc.*                  $ 2,212,208
                                                             -----------
                   Restaurants - 1.4%
       7,700       Morton's Restaurant Group*                $   117,964
     140,400       Rare Hospitality International, Inc.*       4,037,904
                                                             -----------
                                                             $ 4,155,868
                                                             -----------
                   Total Consumer Services                   $13,505,728
                                                             -----------
                   Media - 1.0%
                   Publishing - 1.0%
      31,400       R.H. Donnelley Corp.*                     $ 1,697,798
      95,700       Readers Digest Association, Inc.*           1,335,972
                                                             -----------
                                                             $ 3,033,770
                                                             -----------
                   Total Media                               $ 3,033,770
                                                             -----------

      Shares                                                       Value
                   Retailing - 4.0%
                   Apparel Retail - 3.8%
     134,500       Bebe Stores, Inc.*(a)                     $ 2,073,990
     170,100       New York & Company, Inc.*                   1,661,877
     127,050       Stage Stores, Inc.*                         4,192,650
     103,600       Stein Mart, Inc.                            1,533,280
      71,900       The Dress Barn, Inc.*                       1,822,665
                                                             -----------
                                                             $11,284,462
                                                             -----------
                   Internet Retail - 0.2%
      18,900       Priceline.com, Inc.*(a)                   $   564,354
                                                             -----------
                   Total Retailing                           $11,848,816
                                                             -----------
                   Household & Personal Products - 2.3%
                   Household Products - 1.5%
      91,400       Central Garden & Pet Co.*                 $ 3,934,770
      12,000       Church & Dwight Co., Inc.                     437,040
                                                             -----------
                                                             $ 4,371,810
                                                             -----------
                   Personal Products - 0.8%
     235,300       Playtex Products, Inc.*                   $ 2,454,179
                                                             -----------
                   Total Household & Personal
                   Products                                  $ 6,825,989
                                                             -----------
                   Health Care Equipment & Services - 10.6%
                   Health Care Distributors - 0.8%
      62,300       Owens & Minor, Inc.                       $ 1,781,780
      26,300       PSS World Medical, Inc.*                      464,195
                                                             -----------
                                                             $ 2,245,975
                                                             -----------
                   Health Care Equipment - 4.7%
      81,300       Adeza Biomedical Corp.*                   $ 1,139,826
      42,000       ArthroCare Corp.*(a)                        1,764,420
      69,600       Hologic, Inc.*(a)                           3,435,456
     187,000       NMT Medical, Inc.*(a)                       1,871,870
     176,300       Symmetry Medical, Inc.*                     2,715,020
      86,300       Thoratec Corp.*                             1,196,981
      63,100       Wilson Greatbatch Technologies, Inc.*       1,489,160
                                                             -----------
                                                             $13,612,733
                                                             -----------
                   Health Care Facilities - 1.3%
      73,700       Symbion, Inc.*                            $ 1,530,012
      71,700       VCA Antech, Inc.*                           2,289,381
                                                             -----------
                                                             $ 3,819,393
                                                             -----------
                   Health Care Services - 1.3%
     107,000       AMN Healthcare Services*                  $ 2,172,100
      60,400       Inventive Health, Inc.*                     1,738,312
                                                             -----------
                                                             $ 3,910,412
                                                             -----------
                   Health Care Supplies - 1.2%
     254,800       Merit Medical Systems, Inc.*              $ 3,506,048
                                                             -----------
                   Health Care Technology - 0.8%
     197,200       Merge Technologies, Inc.*(a)              $ 2,427,532
                                                             -----------

The accompanying notes are an integral part of these financial statements.    7

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

      Shares                                                      Value
                   Managed Health Care - 0.5%
       5,300       Healthspring, Inc.*                      $    99,375
      29,000       WellCare Health Plans, Inc.*               1,422,450
                                                            -----------
                                                            $ 1,521,825
                                                            -----------
                   Total Health Care Equipment &
                   Services                                 $31,043,918
                                                            -----------
                   Pharmaceuticals & Biotechnology - 7.5%
                   Biotechnology - 4.4%
      89,900       Alkermes, Inc.*(a)                       $ 1,700,908
     225,500       Cubist Pharmaceuticals, Inc.*(a)           5,678,090
     156,200       CV Therapeutics, Inc.*(a)                  2,182,114
      93,000       Vertex Pharmaceuticals, Inc.*              3,414,030
                                                            -----------
                                                            $12,975,142
                                                            -----------
                   Life Sciences Tools & Services - 1.4%
      51,600       Molecular Devices Corp.*                 $ 1,576,896
      82,200       Serologicals Corp.*                        2,584,368
                                                            -----------
                                                            $ 4,161,264
                                                            -----------
                   Pharmaceuticals - 1.7%
     235,400       Connetics Corp.*                         $ 2,768,304
      71,800       Par Pharmaceutical Co., Inc.*              1,325,428
      30,200       Sciele Pharma, Inc.*                         700,338
                                                            -----------
                                                            $ 4,794,070
                                                            -----------
                   Total Pharmaceuticals &
                   Biotechnology                            $21,930,476
                                                            -----------
                   Banks - 0.9%
                   Regional Banks - 0.3%
      16,000       Security Bank Corp.*                     $   356,320
      18,180       Southwest Bancorp, Inc.*                     463,590
                                                            -----------
                                                            $   819,910
                                                            -----------
                   Thrifts & Mortgage Finance - 0.6%
      84,400       Franklin Bank Corp.*                     $ 1,704,036
                                                            -----------
                   Total Banks                              $ 2,523,946
                                                            -----------
                   Diversified Financials - 2.4%
                   Asset Management & Custody Banks - 0.8%
      47,100       Apollo Investment Corp.                  $   870,408
      76,000       Waddell & Reed Financial, Inc.*            1,562,560
                                                            -----------
                                                            $ 2,432,968
                                                            -----------
                   Consumer Finance - 1.1%
      59,700       Asta Funding, Inc. (a)                   $ 2,235,765
      17,200       The First Marblehead Corp. (a)               979,368
                                                            -----------
                                                            $ 3,215,133
                                                            -----------
                   Investment Banking & Brokerage - 0.5%
      23,000       A.G. Edwards, Inc.                       $ 1,272,360
                                                            -----------
                   Total Diversified Financials             $ 6,920,461
                                                            -----------
                   Insurance - 2.4%
                   Life & Health Insurance - 0.3%
      74,000       American Equity Investment Life
                   Holding*(a)                              $   788,840
                                                            -----------

      Shares                                                      Value
                   Property & Casualty Insurance - 1.1%
     133,200       Assured Guaranty, Ltd.                   $ 3,379,284
                                                            -----------
                   Reinsurance - 1.0%
      83,300       IPC Holdings, Ltd.                       $ 2,054,178
      34,000       Platinum Underwriter Holdings, Ltd.          951,320
                                                            -----------
                                                            $ 3,005,498
                                                            -----------
                   Total Insurance                          $ 7,173,622
                                                            -----------
                   Real Estate - 2.0%
                   Mortgage Real Estate Investment Trusts - 2.0%
     191,500       Annaly Mortgage Management, Inc. (a)     $ 2,453,115
     258,500       Deerfield Triarc Capital Corp.             3,355,330
                                                            -----------
                                                            $ 5,808,445
                                                            -----------
                   Total Real Estate                        $ 5,808,445
                                                            -----------
                   Software & Services - 11.6%
                   Application Software - 5.1%
      34,600       Ansys, Inc.*                             $ 1,654,572
      41,300       Bottomline Technologies, Inc.*               336,182
      65,800       Corel Corp.*                                 793,548
      59,900       FileNet Corp.*                             1,613,107
      23,600       Intergraph Corp.*                            743,164
     181,200       Intervoice, Inc.*                          1,290,144
      70,800       Jack Henry & Associates, Inc.              1,391,928
      16,000       MicroStrategy, Inc.*                       1,560,320
      69,500       Net 1 UEPS Technologies, Inc.*             1,900,825
     229,600       Sonic Solutions*(a)                        3,788,400
                                                            -----------
                                                            $15,072,190
                                                            -----------
                   Data Processing & Outsourced Services - 0.4%
      51,700       eFunds Corp.*                            $ 1,139,985
                                                            -----------
                   Internet Software & Services - 4.3%
      56,700       Digital River, Inc.*(a)                  $ 2,290,113
     146,400       Digitas, Inc.*                             1,701,168
      38,100       Infospace, Inc.*                             863,727
      97,400       J2 Global Communications, Inc.*(a)         3,040,828
     179,900       RealNetworks, Inc.*                        1,924,930
      74,700       WebEx Communications, Inc.*                2,654,838
                                                            -----------
                                                            $12,475,604
                                                            -----------
                   IT Consulting & Other Services - 0.5%
      62,600       Acxiom Corp.*                            $ 1,565,000
                                                            -----------
                   Systems Software - 1.3%
      54,600       Macrovision Corp.*                       $ 1,174,992
      28,100       Micros Systems, Inc.*                      1,227,408
      57,800       Progress Software Corp.*                   1,353,098
                                                            -----------
                                                            $ 3,755,498
                                                            -----------
                   Total Software & Services                $34,008,277
                                                            -----------

8     The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

        Shares                                                      Value
                    Technology Hardware & Equipment - 6.7%
                    Communications Equipment - 3.1%
        46,600      CommScope, Inc.*                         $  1,464,172
       138,200      Foundry Networks, Inc.*                     1,473,212
       119,500      NETGEAR, Inc.*                              2,587,175
       167,400      Packeteer, Inc.*                            1,898,316
        85,300      Symmetricom, Inc.*                            603,071
       452,100      Westell Technologies, Inc.*                   990,099
                                                             ------------
                                                             $  9,016,045
                                                             ------------
                    Computer Hardware - 0.6%
        55,100      Avid Technology, Inc.*(a)                $  1,836,483
                                                             ------------
                    Electronic Equipment & Instruments - 1.2%
       170,900      Paxar Corp.*                             $  3,515,413
                                                             ------------
                    Electronic Manufacturing
                    Services - 1.1%
        68,900      Plexus Corp.*                            $  2,357,069
       157,900      Sanmina-SCI Corp.*                            726,340
                                                             ------------
                                                             $  3,083,409
                                                             ------------
                    Technology Distributors - 0.7%
        70,000      Scansource, Inc.*                        $  2,052,400
                                                             ------------
                    Total Technology Hardware &
                    Equipment                                $ 19,503,750
                                                             ------------
                    Semiconductors - 5.7%
                    Semiconductor Equipment - 2.1%
       106,300      Advanced Energy Industries, Inc.*        $  1,407,412
       170,100      Amkor Technology, Inc.*(a)                  1,609,146
        85,300      MKS Instruments, Inc.*                      1,716,236
        94,300      Photronics, Inc.*                           1,395,640
                                                             ------------
                                                             $  6,128,434
                                                             ------------
                    Semiconductors - 3.6%
        88,100      AMIS Holdings, Inc.*                     $    881,000
       346,900      Atmel Corp.*                                1,925,295
        21,400      Diodes, Inc.*                                 886,816
        26,500      Hittite Microwave Corp.*                      958,240
       165,800      IXYS Corp.*                                 1,591,680
        70,600      Microsemi Corp.*                            1,721,228
       345,400      SGC Holding Corp.*                          2,030,952
        15,500      Supertex, Inc.*                               619,070
                                                             ------------
                                                             $ 10,614,281
                                                             ------------
                    Total Semiconductors                     $ 16,742,715
                                                             ------------
                    Telecommunication Services - 0.8%
                    Integrated Telecommunication
                    Services - 0.8%
        98,900      Alaska Communications Systems
                    Group, Inc.                              $  1,251,085
        29,500      Commonwealth Telephone
                    Enterprises, Inc.*                            978,220
                                                             ------------
                                                             $  2,229,305
                                                             ------------
                    Total Telecommunication Services         $  2,229,305
                                                             ------------

        Shares                                                      Value
                    Utilities - 0.5%
                    Independent Power Producer &
                    Energy Traders - 0.5%
        40,900      Black Hills Corp.                        $  1,404,097
                                                             ------------
                    Total Utilities                          $  1,404,097
                                                             ------------
                    TOTAL COMMON STOCKS
                    (Cost $271,970,096)                      $278,548,496
                                                             ------------
                    WARRANTS - 0.0%
                    Commercial Services & Supplies - 0.0%
                    Diversified Commercial Services - 0.0%
        37,165      NCO Group Warrants, Exp. 9/28/06*        $          -
                                                             ------------
                    Total Commercial Services
                    & Supplies                               $          -
                                                             ------------
                    Health Care Equipment &
                    Services - 0.0%
                    Health Care Facilities - 0.0%
       140,000      Lifepoint Warrants, Exp. 4/1/07*         $          -
        84,000      Lifepoint Warrants, Exp. 7/21/07*                   -
                                                             ------------
                                                             $          -
                                                             ------------
                    Total Health Care Equipment &
                    Services                                 $          -
                                                             ------------
                    Pharmaceuticals & Biotechnology - 0.0%
                    Biotechnology - 0.0%
       250,000      Photomedex Warrants, Exp. 6/13/07*       $     17,500
                                                             ------------
                    Total Pharmaceuticals &
                    Biotechnology                            $     17,500
                                                             ------------
                    TOTAL WARRANTS
                    (Cost $21,608)                           $     17,500
                                                             ------------
                    EXCHANGE TRADED FUNDS - 2.5%
        34,100      Russell 2000 Growth Exchange
                    Traded Fund (a)                          $  2,509,760
        24,900      Russell 2000 Value Exchange
                    Traded Fund (a)                             1,802,013
        23,900      S&P Small Cap 600/BARRA Growth
                    Exchange Traded Fund (a)                    2,926,555
                                                             ------------
                                                             $  7,238,328
                                                             ------------
                    TOTAL EXCHANGE TRADED FUNDS
                    (Cost $5,027,288)                        $  7,238,328
                                                             ------------
   Principal
     Amount
                    TEMPORARY CASH INVESTMENTS - 16.4%
                    Repurchase Agreement - 2.8%
    $8,200,000      UBS Warburg, Inc., 4.40%, dated
                    6/30/06, repurchase price of
                    $8,200,000 plus accrued interest on
                    7/3/06, collateralized by $5,399,000
                    U.S. Treasury Bill, 4.625%, 3/31/08
                    and $2,969,000 U.S. Treasury Bill,
                    5.125%, 6/30/08                          $  8,200,000
                                                             ------------

The accompanying notes are an integral part of these financial statements.     9

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

    Shares                                                   Value
               Security Lending Collateral - 13.6%
39,933,867     Securities Lending Investment
               Fund, 5.16%                            $ 39,933,867
                                                      ------------
               TOTAL TEMPORARY CASH
               INVESTMENTS
               (Cost $48,133,867)                     $ 48,133,867
                                                      ------------
               TOTAL INVESTMENT IN
               SECURITIES - 114.0%
               (Cost $325,152,859)                    $333,938,191
                                                      ------------
               OTHER ASSETS AND
               LIABILITIES - (14.0)%                  $(40,942,154)
                                                      ------------
               TOTAL NET ASSETS - 100.0%              $292,996,037
                                                      ------------

*    Non-income producing security.
(a)  At June 30, 2006, the following securities were out on loan:

   Shares      Security                                    Value
   89,001      Alkermes, Inc. *                      $ 1,683,899
   73,260      American Equity Investment Life
               Holding *                                 780,952
  168,399      Amkor Technology, Inc. *                1,593,055
   76,980      Annaly Mortgage Management, Inc.          986,114
   41,580      ArthroCare Corp. *                      1,746,776
   54,403      Asta Funding, Inc.                      2,037,392
    9,449      Avid Technology, Inc. *                   314,935
   66,300      Bebe Stores, Inc. *                     1,022,346
    8,064      Cheniere Energy, Inc. *                   298,045
   65,934      Continental Airlines (Class B) *        1,964,833
   41,600      Cubist Pharmaceuticals, Inc. *          1,047,488
  154,638      CV Therapeutics, Inc. *                 2,160,293
   56,133      Digital River, Inc. *                   2,267,212
    2,300      Energy Partners, Ltd *                     43,585
  156,714      Grey Wolf, Inc. *                       1,206,698
   15,000      Headwaters, Inc. *                        383,400
   56,000      Hologic, Inc. *                         2,764,160
   38,200      J2 Global Communications, Inc. *        1,192,604
   72,468      Marvel Entertainment, Inc. *            1,449,360
  195,228      Merge Technologies, Inc. *              2,403,257
   82,068      NMT Medical, Inc. *                       821,501
   18,711      Priceline.com, Inc. *                     558,710
    7,154      Pride International, Inc. *               223,419
   33,717      Russell 2000 Growth Exchange
               Traded Fund                             2,481,571
    1,551      Russell 2000 Value Exchange Traded
               Fund                                      112,246
   19,701      S&P Small Cap 600/BARRA Growth
               Exchange Traded Fund                    2,412,387
  172,199      Sonic Solutions *                       2,841,284
   17,028      The First Marblehead Corp.                969,574
   91,376      The Nautilus Group, Inc. *              1,435,517
                                                     -----------
               Total                                 $39,202,613
                                                     ===========

10    The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                           Ended            Year
                                                          6/30/06          Ended
Class I                                                 (unaudited)       12/31/05
Net asset value, beginning of period                    $   25.37         $  23.78
                                                        ---------          -------
Increase (decrease) from investment operations:
 Net investment loss                                    $   (0.01)        $  (0.01)
 Net realized and unrealized gain (loss)
  on investments                                            (0.18)            1.60
                                                        ---------         --------
  Net increase (decrease) from
    investment operations                               $   (0.19)        $   1.59
                                                        ---------         --------
Distributions to shareowners:
 Net realized gain                                              -                -
                                                        ---------         --------
Net increase (decrease) in net asset value              $   (0.19)        $   1.59
                                                        ---------         --------
Net asset value, end of period                          $   25.18         $  25.37
                                                        =========         ========
Total return*                                               (0.75)%           6.69%
Ratio of net expenses to average net assets                  0.79%**          0.79%
Ratio of net investment loss to average net assets          (0.05)%**        (0.02)%
Portfolio turnover rate                                       137%**            75%
Net assets, end of period (in thousands)                $ 292,996         $323,945
Ratios with no waiver of management fees and
 assumption of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                0.80%**          0.80%
 Net investment loss                                        (0.06)%**        (0.03)%
Ratios with waiver of management fees and
 assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                0.79%**          0.79%
 Net investment loss                                        (0.05)%**        (0.02)%


                                                          Year           Year           Year            Year
                                                          Ended         Ended           Ended          Ended
Class I                                               12/31/04 (b)     12/31/03       12/31/02        12/31/01
Net asset value, beginning of period                   $  19.44       $  13.60       $   21.89       $  18.81
                                                       --------       --------       ---------       --------
Increase (decrease) from investment operations:
 Net investment loss                                   $  (0.01)      $  (0.02)      $   (0.10)      $  (0.10)
 Net realized and unrealized gain (loss)
  on investments                                           4.35           5.86           (8.12)(a)       3.67
                                                       --------       --------       ---------       --------
  Net increase (decrease) from
    investment operations                              $   4.34       $   5.84       $   (8.22)      $   3.57
                                                       --------       --------       ---------       --------
Distributions to shareowners:
 Net realized gain                                            -              -           (0.07)         (0.49)
                                                       --------       --------       ---------       --------
Net increase (decrease) in net asset value             $   4.34       $   5.84       $   (8.29)      $   3.08
                                                       --------        -------       ---------        -------
Net asset value, end of period                         $  23.78       $  19.44       $   13.60       $  21.89
                                                       ========       ========       =========       ========
Total return*                                             22.33%         42.94%         (37.67)%        19.14%
Ratio of net expenses to average net assets                0.81%          0.80%           0.79%          0.78%
Ratio of net investment loss to average net assets        (0.06)%        (0.16)%         (0.58)%        (0.53)%
Portfolio turnover rate                                      19%            54%             38%            47%
Net assets, end of period (in thousands)               $383,468       $337,573       $ 245,954       $428,013
Ratios with no waiver of management fees and
 assumption of expenses by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                              0.81%          0.80%           0.79%          0.78%
 Net investment loss                                      (0.06)%        (0.16)%         (0.58)%        (0.53)%
Ratios with waiver of management fees and
 assumption of expenses by PIM and reduction
 for fees paid indirectly:
 Net expenses                                              0.81%          0.80%           0.79%          0.78%
 Net investment loss                                      (0.06)%        (0.16)%         (0.58)%        (0.53)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
(a) Includes $0.01 related to investment reimbursement by advisor. (Safeco Asset Management)
(b) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


The accompanying notes are an integral part of these financial statements.    11

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)


ASSETS:
 Investment in securities, at value (including securities loaned of $39,202,613)
 (cost $325,152,859)                                                                 $333,938,191
 Receivables -
 Fund shares sold                                                                          41,116
 Dividends, interest and foreign taxes withheld                                            93,891
 Other                                                                                     12,861
                                                                                     ------------
  Total assets                                                                       $334,086,059
                                                                                     ------------
LIABILITIES:
 Payables -
 Investment securities purchased                                                     $    476,578
 Fund shares repurchased                                                                  508,258
 Upon return of securities loaned                                                      39,933,867
 Due to bank                                                                              154,341
 Due to affiliates                                                                          5,736
 Accrued expenses                                                                          11,242
                                                                                     ------------
  Total liabilities                                                                  $ 41,090,022
                                                                                     ------------
NET ASSETS:
 Paid-in capital                                                                     $246,554,636
 Accumulated net investment loss                                                          (72,435)
 Accumulated net realized gain on investments                                          37,728,504
 Net unrealized gain on:
 Investments                                                                            8,785,332
                                                                                     ------------
  Total net assets                                                                   $292,996,037
                                                                                     ------------
NET ASSET VALUE PER SHARE:
Class I:
(No par value, unlimited number of shares authorized)
 Net assets                                                                          $292,996,037
Shares outstanding                                                                     11,636,786
                                                                                     ------------
 Net asset value per share                                                           $      25.18

12    The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Six Months
                                                                                  Ended
                                                                                 6/30/06
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $938)                            $     878,381
 Interest                                                                           172,934
 Income on securities loaned, net                                                   141,288
                                                                              -------------
  Total investment income                                                     $   1,192,603
                                                                              -------------
EXPENSES:
 Management fees                                                              $   1,184,972
 Transfer agent fees and expenses                                                     1,253
 Administrative reimbursements                                                       29,114
 Custodian fees                                                                      24,684
 Professional fees                                                                   23,322
 Printing expense                                                                    18,038
 Fees and expenses of nonaffiliated trustees                                          3,275
 Miscellaneous                                                                        1,481
                                                                              -------------
  Total expenses                                                              $   1,286,139
  Less management fees waived and expenses assumed by Pioneer Investment
   Management, Inc.                                                                 (21,101)
                                                                              -------------
  Net expenses                                                                $   1,265,038
                                                                              -------------
   Net investment loss                                                        $     (72,435)
                                                                              -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from:
 Investments                                                                  $  52,474,018
                                                                              -------------
 Change in net unrealized gain from:
 Investments                                                                  $ (53,613,957)
                                                                              -------------
 Net loss on investments                                                      $  (1,139,939)
                                                                              =============
 Net decrease in net assets resulting from operations                         $  (1,212,374)
                                                                              =============

The accompanying notes are an integral part of these financial statements.    13

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           Six Months
                                                                              Ended              Year
                                                                             6/30/06             Ended
                                                                           (unaudited)         12/31/05
FROM OPERATIONS:
Net investment loss                                                      $     (72,435)     $     (68,614)
Net realized gain on investments                                            52,474,018         74,701,451
Change in net unrealized gain or (loss) on investments                     (53,613,957)       (54,760,663)
                                                                         -------------      -------------
  Net increase (decrease) in net assets resulting from operations        $  (1,212,374)     $  19,872,174
                                                                         -------------      -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                         $   8,314,860      $   9,685,009
Cost of shares repurchased                                                 (38,051,644)       (89,080,383)
                                                                         -------------      -------------
  Net decrease in net assets resulting from Fund share transactions      $ (29,736,784)     $ (79,395,374)
                                                                         -------------      -------------
  Net decrease in net assets                                             $ (30,949,158)     $ (59,523,200)
NET ASSETS:
Beginning of period                                                        323,945,195        383,468,395
                                                                         -------------      -------------
End of period                                                            $ 292,996,037      $ 323,945,195
                                                                         =============      =============
Accumulated net investment loss, end of period                           $     (72,435)     $           -
                                                                         =============      =============

14    The accompanying notes are an integral part of these financial statements.

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

The Pioneer Growth Opportunities VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging
        Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International
        Value Portfolio)
   Pioneer Small Cap Value VCT Portfolio (Small Cap
        Value Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap
        Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth
        Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real
        Estate Shares Portfolio)
   Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity
        Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic
        Income Portfolio)
   Pioneer America Income VCT Portfolio
       (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market
        Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II
        shares only)
   Pioneer AmPac Growth VCT Portfolio (AmPac Growth
        Portfolio) (Class II shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
        Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
        Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
        (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
        shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
        (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
        (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
        Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
        Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
        Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio)
        (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

The Portfolio is the successor to the Safeco RST Growth Opportunities Portfolio. Safeco RST Growth Opportunities Portfolio, one of six portfolios that comprised Safeco Resource Series Trust, transferred all of the net assets to the portfolio in exchange for the Portfolio's Class I shares in a one-to-one exchange ratio, on December 10, 2004, pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Safeco RST Growth Opportunities Portfolio on December 8, 2004). The Portfolio had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Portfolio's operations.

The Growth Opportunities VCT Portfolio seeks capital appreciation.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

A.   Security Valuation
     Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2006, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

     Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is more susceptible to adverse developments affecting those countries. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks.

B.   Taxes
     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Growth Opportunities Portfolio had a net capital loss carryforward of $14,745,514, of which the following amounts will expire between 2011 and 2012, if not utilized: $14,496,308 in 2011 and $249,206 in 2012.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2005 on a tax basis.

--------------------------------------------------------------------------------
                                                               Pioneer Growth
                                                               Opportunities
                                                               VCT Portfolio
                                                                    2005
--------------------------------------------------------------------------------
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                 $          --
 Undistributed long-term gain/(capital loss carryforward)        (14,745,514)
 Unrealized appreciation (depreciation)                           62,399,289
                                                               -------------
   Total                                                       $  47,653,775
                                                               =============
--------------------------------------------------------------------------------

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C.   Portfolio Shares
     The Portfolio records sales and repurchases of its Portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano) $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006.

D.   Securities Lending
     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

E.   Repurchase Agreements
     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolio. Management fees are calculated at the annual rate of 0.74% of the Portfolio's average daily net assets.

Prior to the reorganization, the Portfolio was advised by Safeco Asset Management, which received an annual fee equal to 0.74% of its average daily net assets.

Through May 1, 2007, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Portfolio to the extent necessary to limit Class I expenses to 0.79% of the average daily net assets attributable to Class I shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006, $5,607 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3.   Transfer Agent

Since the reorganization, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $129 in transfer agent fees payable to PIMSS at June 30, 2006. Prior to the reorganization Safeco Services Corporation was the Transfer and Shareholder Servicing agent.

4.   Aggregate Unrealized Appreciation and Depreciation

At June 30, 2006, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:


----------------------------------------------------------------------------------------------------------
                                                                                                 Net
                                                           Gross             Gross          Appreciation/
                                        Tax Cost       Appreciation       Depreciation      (Depreciation)
----------------------------------------------------------------------------------------------------------
 Growth Opportunities Portfolio      $325,152,859      $32,075,133       $ (23,289,801)       $8,785,332
                                     ============      ===========       =============        ==========
----------------------------------------------------------------------------------------------------------

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

25.  Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2006, were $214,061,531 and $247,745,412, respectively.

6.   Capital Shares
At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005:

----------------------------------------------------------------------------------------------------------
                                      '06 Shares        '06 Amount         '05 Shares        '05 Amount
 Growth Opportunities Portfolio      (unaudited)        (unaudited)
----------------------------------------------------------------------------------------------------------
 Class I:
 Shares Sold                             310,966      $   8,314,860           406,285      $   9,685,009
 Shares repurchased                   (1,441,332)       (38,051,644)       (3,765,592)       (89,080,383)
                                      --------------------------------------------------------------------
 Net decrease                         (1,130,366)     $ (29,736,784)       (3,359,307)     $ (79,395,374)
                                      ====================================================================
----------------------------------------------------------------------------------------------------------

                                                PIONEER VARIABLE CONTRACTS TRUST
Pioneer Growth Opportunities VCT Portfolio
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                             Officers
John F. Cogan, Jr., Chairman         John F. Cogan, Jr., President
David R. Bock                        Osbert M. Hood, Executive Vice President
Mary K. Bush                         Vincent Nave, Treasurer
Margaret B.W. Graham                 Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.








Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

[Logo] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust


Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

                                                                   19616-00-0806


                                                            [LOGO]PIONEER
                                                                  Investments(R)

                                    PIONEER VARIABLE CONTRACTS TRUST
                                    Pioneer Bond VCT Portfolio -- Class I Shares

                                                               SEMIANNUAL REPORT

                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Bond VCT Portfolio
  Portfolio and Performance Update                        2
  Comparing Ongoing Portfolio Expenses                    3
  Portfolio Management Discussion                         4
  Schedule of Investments                                 6
  Financial Statements                                   11
  Notes to Financial Statements                          15
  Trustees, Officers and Service Providers               19

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment in securities)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Government Securities                              67.1%
U.S. Corporate Bonds                                    29.1%
Asset Backed Securities                                  1.9%
Collateralized Mortgage Obligations                      1.9%

Quality Distribution
(As a percentage of total investment in securities)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Treasury/Agency                                         67.3%
AAA                                                      0.4%
AA                                                       0.7%
A                                                        3.9%
BBB                                                     16.0%
BB                                                       9.0%
B & Lower                                                2.5%
Commercial Paper                                         0.5%

Five Largest Holdings
(As a percentage of long-term holdings)

1. Government National
     Mortgage Association, 5.5%,
     10/15/33                                           4.31%
2. Federal National Mortgage
     Association, 4.78%,
     12/1/12                                            4.02%
3. Federal National Mortgage
     Association, 5.0%, 12/1/17                         4.00%
4. Federal National Mortgage
     Association, 5.0%, 3/1/33                          3.83%
5. U.S. Treasury Notes,
     5.5%, 8/15/28                                      3.38%

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------

Prices and Distributions

                                         6/30/06    12/31/05
Net Asset Value per Share                $ 10.46     $ 10.79


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)          Income         Capital Gains     Capital Gains
                            $ 0.2668       $    -            $    -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Bond VCT Portfolio at net asset value, compared to that of the Lehman Brothers Aggregate Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA IS A REPRESENTATION OF A LINE CHART IN THE PRINTED MATERIAL]

                               Pioneer Bond       Lehman Brothers
                              VCT Portfolio     Aggregate Bond Index
6/06                               10000               10000
                                   10492               10815
6/98                               11641               11955
                                   11691               12331
6/00                               12128               12894
                                   13458               14342
6/02                               14316               15579
                                   15621               17200
6/04                               15573               17255
                                   16564               18428
6/06                               16446               18280

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. A market value-weighted measure of treasure and agency issues, corporate bond issues and mortgage-backed securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(as of June 30, 2006)

Net Asset Value
10 Years                                                5.10%
5 Years                                                 4.09%
1 Year                                                 -0.71%

All total returns shown assume reinvestment of distributions at net asset value. Please refer to the variable products report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Bond VCT Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006

Share Class                                            I
------------------------------------------------------------
Beginning Account Value on 1/1/06                 $ 1,000.00
Ending Account Value on 6/30/06                   $   994.10
Expenses Paid During Period*                      $     3.07

* Expenses are equal to the Portfolio's annualized expense ratio of 0.62% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Bond VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2006 through June 30, 2006

Share Class                                            I
------------------------------------------------------------
Beginning Account Value on 1/1/06                 $ 1,000.00
Ending Account Value on 6/30/06                   $ 1,021.72
Expenses Paid During Period*                      $     3.11

* Expenses are equal to the Portfolio's annualized expense ratio of 0.62% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

Against a backdrop of strong economic growth throughout the globe, inflation concerns grew steadily during the first six months of 2006. With dramatic increases in commodity prices - most notably in energy prices - fears built that inflationary pressures would start to spread throughout the general economy. Given these concerns, the U.S. Federal Reserve Board continued to raise short-term interest rates to relieve inflationary pressures and control economic growth. The Fed raised its Fed funds rate four successive times over the six months, from 4.25% to 5.25%. As the Fed acted, rates across securities of all maturities also rose, and bond prices generally declined. In the following interview, Kenneth J. Taubes discusses the factors that influenced Pioneer Bond VCT Portfolio's performance during the six months ended June 30, 2006. Mr. Taubes, Director of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Portfolio.

Q:   How did the Portfolio perform during the six months ended June 30, 2006?

A: Pioneer Bond VCT Portfolio, Class I shares, had a total return of -0.59% for the six months at net asset value. During the same six months, the Lehman Aggregate Bond Index produced a total return of -0.72%. The average return of the 52 portfolios in the Lipper underlying General Bond category was 0.09%. The Portfolio's SEC 30-day yield on June 30, 2006 was 4.98%.

     Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What were the primary factors influencing performance?

A: It was challenging period in the bond market, given the persistent economic growth and the Federal Reserve Board's increasing concern about rising inflationary pressures. The Fed raised short-term rates at each of the board's four meetings during the six months. Over the half year, the yield on the six-month Treasury bill rose by about 90 basis points (nine-tenths of one percentage point). Yields of two- to three-year Treasury securities rose by about 79 basis points, the yields of 10-year Treasuries climbed by 78 basis points, and the yields of 30-year Treasuries rose by 67 basis points. As these rate changes occurred, bond prices - especially among higher-quality securities - tended to depreciate, with most high-grade securities recording negative total returns. The most notable exceptions were issues with short maturities of two years and less, which were the best-performing over the six months. Corporate bonds, including high-yield securities, performed somewhat better than Treasuries, as the yield advantages of corporate bonds compensated for the erosion in the market value of high-yield bonds.

Q:   What were your principal strategies during the period?

A: In general, as the period progressed we became increasingly defensive to guard against the risks of a slowing economy as the impacts of the Federal Reserve's rate hikes worked their way through the economy. When interest rates rose, we gradually increased duration - a measure of a bond's price sensitivity to changes in interest rates - as longer-maturity bonds began to decline and started to offer greater value. The Portfolio's effective duration on June 30, 2006, was 5.05 years, compared with 4.84 years six months earlier. We maintained an exposure to Treasury Inflation Protected Securities (TIPS) for most of the six months, although we did reduce our positions late in the period.

     Over the six months, we reduced the Portfolio's investments in corporate bonds, including high-yield bonds, as they began to appear increasingly expensive while raising the overall credit quality of the Portfolio. These measures also were in anticipation that corporates would not perform as well as economic growth eventually begins to slow.

     At the end of the fiscal period on June 30, 2006, average credit quality was AA-, and 67.3% of assets were invested in Treasury and U.S. government agency securities, including agency-backed mortgage securities. On the same date, 11.5% of Portfolio assets were invested in high-yield, below investment-grade bonds.

Q:   What types of investments had the greatest impact on Portfolio performance?

A: The positions in TIPS helped performance, as did individual investments in corporate bonds of Ford Motor and of Corning, a major producer of flat-panel screens for personal computers and television sets.

     While our exposure to the corporate sector - both investment-grade and high-yield bonds - helped performance generally, individual corporate bond holdings that were disappointing included securities of Hospital Corporation of America (HCA) and of Abitibi-Consolidated, a global paper products company.

A Word About Risk:

When interest rates rise, the prices of fixed- income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investments in high yield or lower-rated securities are subject to greater-than-average risk. The securities issued by U.S. Government sponsored entities (i.e., FNMA, Freddie
Mac) are neither guaranteed nor issued by the U.S. Government. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-Backed securities are also subject to pre-payments. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

Q:   What is your investment outlook?

A: We anticipate that we will see increased evidence that the Federal Reserve has been successful in slowing the rate of economic growth. We also see a drying up of liquidity in the global markets because of widespread hikes in short-term interest rates by central banks across the globe.

     Given these factors, we believe it makes sense to lengthen the Portfolio's duration and to increase investments in Treasury and high-quality mortgage securities. We believe these maneuvers could help protect the Portfolio in a slowing economy while positioning it for the time when the Federal Reserve ends its cycle of rate hikes.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

              S&P/Moody's
 Principal       Ratings
    Amount    (unaudited)                                                                        Value
                             ASSET BACKED SECURITIES - 1.8%
                             Diversified Financials - 0.6%
                             Diversified Financial Services - 0.6%
$   93,381    BB-/Ba2        Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)             $    91,457
    81,192    BBB/Baa2       Power Receivables Finance, 6.29%, 1/1/12 (144A)                    80,881
                                                                                           -----------
                                                                                           $   172,338
                                                                                           -----------
                             Total Diversified Financials                                  $   172,338
                                                                                           -----------
                             Utilities - 1.2%
                             Electric Utilities - 1.2%
   127,157    BB-/Ba2        FPL Energy National Wind, 6.125%, 3/25/19 (144A)              $   123,129
   186,120    BB-/Ba2        FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)                   185,887
    58,634    BB-/Ba2        Tenaska Alabama, 7.0%, 6/30/21 (144A)                              57,146
                                                                                           -----------
                                                                                           $   366,162
                                                                                           -----------
                             Total Utilities                                               $   366,162
                                                                                           -----------
                             TOTAL ASSET BACKED SECURITIES
                             (Cost $552,405)                                               $   538,500
                                                                                           -----------
                             COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%
                             Diversified Financials - 1.5%
                             Diversified Financial Services - 1.5%
   450,000    NR/Ba2         Tower 2004-2A F, 6.376%, 12/15/14                             $   441,999
                                                                                           -----------
                             Total Diversified Financials                                  $   441,999
                                                                                           -----------
                             Government - 0.4%
                             Government - 0.4%
   104,982    AAA/Aaa        Freddie Mac, 6.1%, 9/15/18                                    $   104,600
                                                                                           -----------
                             Total Government                                              $   104,600
                                                                                           -----------
                             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                             (Cost $555,833)                                               $   546,599
                                                                                           -----------
                             CORPORATE BONDS - 28.8%
                             Energy - 4.1%
                             Integrated Oil & Gas - 1.1%
   215,000    BBB/Baa2       Petro-Canada, 4.0%, 7/15/13                                   $   190,198
   140,000    BBB+/Baa1      USX Corp., 6.85%, 3/1/08                                          142,570
                                                                                           -----------
                                                                                           $   332,768
                                                                                           -----------
                             Oil & Gas Equipment & Services - 0.4%
   125,000    B+/Ba3         Holly Energy Partners LP, 6.25%, 3/1/15                       $   114,375
                                                                                           -----------
                             Oil & Gas Exploration & Production - 1.4%
   370,000    BBB/Baa1       Pemex Project Funding Master, 9.125%, 10/13/10                $   405,150
                                                                                           -----------
                             Oil & Gas Refining & Marketing - 0.2%
    50,000    BBB/Baa2       Boardwalk Pipelines LLC, 5.5%, 2/1/17                         $    47,165
                                                                                           -----------
                             Oil & Gas Storage & Transportation - 1.0%
   295,000    BBB+/Baa1      Kinder Morgan Energy Partners, 6.75%, 3/15/11                 $   301,362
                                                                                           -----------
                             Total Energy                                                  $ 1,200,820
                                                                                           -----------
                             Materials - 3.0%
                             Aluminum - 1.0%
   285,000    B/B1           Novelis, Inc., 7.25%, 2/15/15                                 $   273,600
                                                                                           -----------

6 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              S&P/Moody's
 Principal        Ratings
    Amount    (unaudited)                                                                        Value
                             Commodity Chemicals - 0.7%
$   80,000    B+/Ba3         Invista, 9.25%, 5/1/12 (144A)                                 $    84,000
   135,000    BB-/Ba2        Nova Chemicals, Ltd., 6.5%, 1/15/12                               124,200
                                                                                           -----------
                                                                                           $   208,200
                                                                                           -----------
                             Fertilizers & Agricultural Chemicals - 0.7%
   220,000    BBB+/Baa1      Potash Corp. Saskatchewan, 4.875%, 3/1/13                     $   206,926
                                                                                           -----------
                             Paper Products - 0.6%
   225,000    B+/B1          Abitibi-Consolidated, Inc., 6.0%, 6/20/13                     $   182,250
                                                                                           -----------
                             Total Materials                                               $   870,976
                                                                                           -----------
                             Capital Goods - 2.0%
                             Aerospace & Defense - 0.6%
   190,000    A/A2           Boeing Co., 5.125%, 2/15/13                                   $   183,307
                                                                                           -----------
                             Electrical Component & Equipment - 0.2%
    60,000    NR/WD          Orcal Geothermal, 6.21%, 12/30/20 (144A)                      $    58,412
                                                                                           -----------
                             Trading Companies & Distributors - 1.2%
   245,000    BBB-/Baa3      Glencore Funding LLC, 6.0%, 4/15/14 (144A)                    $   223,755
   145,000    BB+/Ba1        Noble Group, Ltd., 6.625%, 3/17/15 (144A)                         125,694
                                                                                           -----------
                                                                                           $   349,449
                                                                                           -----------
                             Total Capital Goods                                           $   591,168
                                                                                           -----------
                             Consumer Durables & Apparel - 0.2%
                             Home Furnishings - 0.2%
    70,000    BBB-/Baa3      Mohawk Industries, Inc., 6.125%, 1/15/16                      $    67,483
                                                                                           -----------
                             Total Consumer Durables & Apparel                             $    67,483
                                                                                           -----------
                             Consumer Services - 0.4%
                             Education Services - 0.4%
   100,000    AAA/Aaa        President & Fellows of Harvard, 6.3%, 10/1/37                 $   100,578
                                                                                           -----------
                             Total Consumer Services                                       $   100,578
                                                                                           -----------
                             Media - 0.5%
                             Broadcasting & Cable TV - 0.5%
   135,000    BBB+/Baa2      Comcast Corp., 5.3%, 1/15/14                                  $   127,013
                                                                                           -----------
                             Total Media                                                   $   127,013
                                                                                            -----------
                             Food, Beverage & Tobacco - 2.8%
                             Brewers - 0.9%
   280,000    BBB+/Baa1      Miller Brewing Co., 5.5%, 8/15/13 (144A)                      $   268,655
                                                                                           -----------
                             Packaged Foods & Meats - 1.0%
   280,000    A+/A1          Unilever Capital Corp., 7.125%, 11/1/10                       $   293,987
                                                                                           -----------
                             Soft Drinks - 0.9%
   280,000    A/A3           Bottling Group LLC, 5.0%, 11/15/13                            $   266,273
                                                                                           -----------
                             Total Food, Beverage & Tobacco                                $   828,915
                                                                                           -----------
                             Health Care Equipment & Services - 1.0%
                             Health Care Facilities - 1.0%
   300,000    BB+/Ba2        HCA, Inc., 6.3%, 10/1/12                                      $   282,156
                                                                                           -----------
                             Total Health Care Equipment & Services                        $   282,156
                                                                                           -----------
                             Banks - 0.7%
                             Diversified Banks - 0.7%
   225,000    AA-/Aa2        US Bancorp, 3.125%, 3/15/08                                   $   216,113
                                                                                           -----------
                             Total Banks                                                   $   216,113
                                                                                           -----------

The accompanying notes are an integral part of these financial statements. 7

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

              S&P/Moody's
 Principal        Ratings
    Amount    (unaudited)                                                                        Value
                             Diversified Financials - 3.0%
                             Consumer Finance - 1.3%
$  415,000    A/A2           SLM Corp., Floating Rate Note, 7/25/14 (a)                    $   379,210
                                                                                           -----------
                             Diversified Financial Services - 1.7%
   500,000    BBB-/Baa3      Bombardier Capital, Inc., 7.09%, 3/30/07                      $   500,000
                                                                                           -----------
                             Total Diversified Financials                                  $   879,210
                                                                                           -----------
                             Insurance - 3.4%
                             Life & Health Insurance - 0.5%
   160,000    B-/B2          Presidential Life Corp., 7.875%, 2/15/09                      $   159,200
                                                                                           -----------
                             Multi-Line Insurance - 0.5%
   130,000    BB+/Ba1        Hanover Insurance Group, 7.625%, 10/15/25                     $   130,316
                                                                                           -----------
                             Property & Casualty Insurance - 1.7%
   250,000    BBB-/NR        Kingsway America, Inc., 7.5%, 2/1/14                          $   247,546
   250,000    BB+/Baa3       Ohio Casualty Corp., 7.3%, 6/15/14                                252,853
                                                                                           -----------
                                                                                           $   500,399
                                                                                           -----------
                             Reinsurance - 0.7%
   200,000    BBB/NA         Platinum Underwriters Holding, 7.5%, 6/1/17                   $   196,199
                                                                                           -----------
                             Total Insurance                                               $   986,114
                                                                                           -----------
                             Real Estate - 3.6%
                             Real Estate Investment Trusts - 3.6%
   350,000    BBB-/Baa3      Health Care, Inc., 6.0%, 11/15/13                             $   338,322
   350,000    BBB/Baa2       Hospitality Properties Trust, 5.125%, 2/15/15                     321,054
   225,000    BB/Ba2         Host Marriott LP, 6.375%, 3/15/15                                 211,500
    50,000    B+/B1          Trustreet Properties, Inc., 7.5%, 4/1/15                           49,250
   130,000    BB+/Ba2        Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)                130,000
                                                                                           -----------
                                                                                           $ 1,050,126
                                                                                           -----------
                             Total Real Estate                                             $ 1,050,126
                                                                                           -----------
                             Technology Hardware & Equipment - 1.2%
                             Communications Equipment - 1.2%
   350,000    BBB/Baa3       Corning, Inc., 5.9%, 3/15/14                                  $   346,051
                                                                                           -----------
                             Total Technology Hardware & Equipment                         $   346,051
                                                                                           -----------
                             Semiconductors - 0.5%
                             Semiconductors - 0.5%
   155,000    BBB-/Baa3      Chartered Semiconductor, 6.375%, 8/3/15                       $   147,972
                                                                                           -----------
                             Total Semiconductors                                          $   147,972
                                                                                           -----------
                             Telecommunication Services - 0.0%
                             Integrated Telecommunication Services - 0.0%
    10,000    BBB+/Baa2      Telecom Italia Capital, 4.875%, 10/1/10                       $     9,562
                                                                                           -----------
                             Total Telecommunication Services                              $     9,562
                                                                                           -----------
                             Utilities - 2.4%
                             Electric Utilities - 1.5%
   109,092    BBB-/Baa3      Crocket Cogeneration, 5.869%, 3/30/25 (144A)                  $   102,006
    85,000    BBB+/Baa3      Entergy Gulf States, 5.7%, 6/1/15                                  79,973
   260,000    BBB-/Baa3      Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)                  241,210
                                                                                           -----------
                                                                                           $   423,189
                                                                                           -----------

8 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              S&P/Moody's
 Principal    Ratings
    Amount    (unaudited)                                                                       Value
                             Multi-Utilities - 0.9%
$  270,000    BBB-/Baa3      Avista Corp., 7.75%, 1/1/07                                   $   272,310
                                                                                           -----------
                             Total Utilities                                               $   695,499
                                                                                           -----------
                             TOTAL CORPORATE BONDS
                             (Cost $8,750,223)                                             $ 8,399,756
                                                                                           -----------
                             U.S. GOVERNMENT & AGENCY OBLIGATIONS - 66.4%
   955,000                   Federal Home Loan Bank, 6.0%, 4/15/32                         $   965,187
 1,052,521                   Federal Home Loan Mortgage Corp., 4.5%, 5/1/35                    954,870
   537,550                   Federal Home Loan Mortgage Corp., 4.5%, 10/1/35                   487,677
   233,526                   Federal Home Loan Mortgage Corp., 5.5%, 9/1/33                    225,289
    79,923                   Federal Home Loan Mortgage Corp., 6.0%, 1/1/34                     78,851
    17,696                   Federal Home Loan Mortgage Corp., 8.0%, 4/1/08                     17,886
 1,214,356                   Federal National Mortgage Association, 4.78%, 12/1/12           1,161,574
 1,196,486                   Federal National Mortgage Association, 5.0%, 12/1/17            1,154,970
 1,176,287                   Federal National Mortgage Association, 5.0%, 3/1/33             1,104,888
   588,223                   Federal National Mortgage Association, 5.0%, 5/1/34               551,610
   730,000                   Federal National Mortgage Association, 5.24%, 8/7/18              692,503
   763,327                   Federal National Mortgage Association, 5.5%, 9/1/17               750,693
   957,646                   Federal National Mortgage Association, 5.5%, 2/1/18               942,020
   456,997                   Federal National Mortgage Association, 5.5%, 7/1/23               444,929
   294,937                   Federal National Mortgage Association, 5.5%, 4/1/36               283,299
    64,992                   Federal National Mortgage Association, 6.0%, 6/1/15                65,220
    65,739                   Federal National Mortgage Association, 6.0%, 1/1/29                65,892
   104,571                   Federal National Mortgage Association, 6.0%, 9/1/29               103,434
    53,968                   Federal National Mortgage Association, 7.0%, 3/1/12                54,962
    48,300                   Federal National Mortgage Association, 8.0%, 2/1/29                51,041
    15,204                   Federal National Mortgage Association, 8.0%, 2/1/30                16,064
     6,286                   Federal National Mortgage Association, 8.0%, 4/1/30                 6,634
    18,903                   Federal National Mortgage Association, 8.0%, 7/1/30                19,949
    39,527                   Federal National Mortgage Association, 8.0%, 10/1/30               41,715
    18,275                   Federal National Mortgage Association, 8.0%, 1/1/31                19,287
   221,432                   Federal National Mortgage Association, 8.0%, 3/1/31               233,959
    10,884                   Federal National Mortgage Association, 8.0%, 5/1/31                11,486
    21,369                   Federal National Mortgage Association, 9.5%, 2/1/21                23,311
   696,981                   Government National Mortgage Association, 4.5%, 12/15/18          664,427
   341,623                   Government National Mortgage Association, 4.5%, 8/15/33           314,266
   126,888                   Government National Mortgage Association, 4.5%, 12/15/34          116,636
   200,149                   Government National Mortgage Association, 5.0%, 7/15/19           194,333
   312,470                   Government National Mortgage Association, 5.5%, 8/15/33           303,252
 1,283,067                   Government National Mortgage Association, 5.5%, 10/15/33        1,245,214
   324,440                   Government National Mortgage Association, 5.5%, 12/15/34          314,748
    53,134                   Government National Mortgage Association, 6.0%, 8/15/13            53,423
    10,464                   Government National Mortgage Association, 6.0%, 4/15/14            10,538
   381,096                   Government National Mortgage Association, 6.0%, 8/15/34           378,457
   690,870                   Government National Mortgage Association, 6.0%, 9/15/34           686,085
    42,145                   Government National Mortgage Association, 7.0%, 4/15/28            43,482
    14,336                   Government National Mortgage Association, 7.75%, 11/15/29          15,121
   865,344                   Government National Mortgage Association II, 5.5%, 11/20/34       835,980
   170,000                   U.S. Treasury Bonds, 5.25%, 11/15/28                              169,203
   685,000                   U.S. Treasury Bonds, 7.125%, 2/15/23                              819,538
   787,094                   U.S. Treasury Inflation Protected Security, 1.875%, 7/15/15       746,848

The accompanying notes are an integral part of these financial statements.     9

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

 Principal
    Amount                                                                                      Value
                             U.S. GOVERNMENT & AGENCY OBLIGATIONS - (continued)
$  177,615                   U.S. Treasury Inflation Protected Security, 2.0%, 1/15/16     $   169,615
   187,189                   U.S. Treasury Inflation Protected Security, 3.375%, 1/15/12       196,081
   104,168                   U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11         108,957
   150,000                   U.S. Treasury Notes, 4.0%, 2/15/15                                138,223
   950,000                   U.S. Treasury Notes, 5.5%, 8/15/28                                976,051
   525,000                   U.S. Treasury Strip, 0.0%, 11/15/13                               361,237
                                                                                           -----------
                                                                                           $19,390,915
                                                                                           -----------
                             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                             (Cost $20,180,926)                                            $19,390,915
                                                                                           -----------
                             TOTAL INVESTMENT IN SECURITIES - 98.9%
                             (Cost $30,039,387)                                            $28,875,770
                                                                                           -----------
                             OTHER ASSETS AND LIABILITIES - 1.1%                           $   308,056
                                                                                           -----------
                             TOTAL NET ASSETS - 100.0%                                     $29,183,826
                                                                                           ===========

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2006, the value of these securities amounted to $1,772,232 or 6.1% of total net assets.
NR   Not rated by either S&P or Moody's
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

10 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended         Year         Year       Year       Year       Year
                                                              6/30/06       Ended         Ended     Ended      Ended      Ended
Class I                                                     (unaudited)    12/31/05   12/31/04(a) 12/31/03   12/31/02   12/31/01
Net asset value, beginning of period                          $  10.79     $  11.61   $  11.24    $  11.39   $  11.12   $  10.92
                                                              --------     --------   --------    --------   --------   --------
Net increase (decrease) from investment operations:
 Net investment income                                        $   0.25     $   0.59   $   0.44    $   0.46   $   0.52   $   0.59
 Net realized and unrealized gain (loss) on investments          (0.31)       (0.29)     (0.04)      (0.09)      0.35       0.20
                                                              --------     --------   --------    --------   --------   --------
  Net increase (decrease) from investment operations          $  (0.06)    $   0.30   $   0.40    $   0.37   $   0.87   $   0.79
Distributions to shareowners:
 Net investment income                                           (0.27)       (1.12)     (0.03)      (0.52)     (0.60)     (0.59)
                                                              --------     --------   --------    --------   --------   --------
Net increase (decrease) in net asset value                    $  (0.33)    $  (0.82)  $   0.37    $  (0.15)  $   0.27   $   0.20
                                                              --------     --------   --------    --------   --------   --------
Net asset value, end of period                                $  10.46     $  10.79   $  11.61    $  11.24   $  11.39   $  11.12
                                                              ========     ========   ========    ========   ========   ========
Total return*                                                    (0.59)%       2.62%      3.56%       3.28%      7.79%      7.28%
Ratio of net expenses to average net assets                       0.62%**      0.62%      0.89%       0.86%      0.84%      0.82%
Ratio of net investment income to average net assets              4.80%**      4.48%      3.61%       3.79%      4.87%      5.56%
Portfolio turnover rate                                             18%**        31%        57%         56%        87%       133%
Net assets, end of period (in thousands)                      $ 29,184     $ 33,332   $ 45,793    $ 51,565   $ 51,201   $ 44,847
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                     0.92%**      0.83%      0.89%       0.86%      0.84%      0.82%
 Net investment income                                            4.50%**      4.27%      3.61%       3.79%      4.87%      5.56%
Ratios with waiver of management fees by PIM and reduction
 for fees paid indirectly:
 Net expenses                                                     0.62%**      0.62%      0.89%       0.86%      0.84%      0.82%
 Net investment income                                            4.80%**      4.48%      3.61%       3.79%      4.87%      5.56%

(a) Effective August 2, 2004, PIM became the sub-advisor of the Fund and subsequently became the advisor on December 10, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

The accompanying notes are an integral part of these financial statements. 11

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (cost $30,039,387)              $ 28,875,770
 Cash                                                                     81,112
 Receivables --
  Dividends, interest and foreign taxes withheld                         283,112
 Other                                                                     3,265
                                                                    ------------
  Total assets                                                      $ 29,243,259
                                                                    ------------
LIABILITIES:
 Payables --
  Fund shares repurchased                                           $     30,379
 Due to affiliates                                                           566
 Accrued expenses                                                         28,488
                                                                    ------------
  Total liabilities                                                 $     59,433
                                                                    ------------
NET ASSETS:
 Paid-in capital                                                    $ 31,169,827
 Distributions in excess of net investment income                        (93,467)
 Accumulated net realized loss on investments                           (728,917)
 Net unrealized loss on:
 Investments                                                          (1,163,617)
                                                                    ------------
  Total net assets                                                  $ 29,183,826
                                                                    ------------
NET ASSET VALUE PER SHARE:
Class I:
(No par value, unlimited number of shares authorized)
 Net assets                                                         $ 29,183,826
Shares outstanding                                                     2,790,450
                                                                    ------------
 Net asset value per share                                          $      10.46

12 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                               Six Months
                                                                                                  Ended
                                                                                                 6/30/06
INVESTMENT INCOME:
 Interest                                                                                      $  840,268
 Income on securities loaned, net                                                                   1,228
                                                                                               ----------
  Total investment income                                                                      $  841,496
                                                                                               ----------
EXPENSES:
 Management fees                                                                               $   77,612
 Transfer agent fees and expenses                                                                     716
 Administrative reimbursements                                                                      9,460
 Custodian fees                                                                                     6,356
 Professional fees                                                                                 35,464
 Printing expense                                                                                   5,150
 Fees and expenses of nonaffiliated trustees                                                        1,994
 Miscellaneous                                                                                      6,545
                                                                                               ----------
  Total expenses                                                                               $  143,297
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.         (47,059)
                                                                                               ----------
  Net expenses                                                                                 $   96,238
                                                                                               ----------
   Net investment income                                                                       $  745,258
                                                                                               ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from:
 Investments                                                                                   $   40,927
                                                                                               ----------
 Change in net unrealized loss from:
 Investments                                                                                   $ (968,580)
                                                                                               ----------
 Net loss on investments                                                                       $ (927,653)
                                                                                               ==========
 Net decrease in net assets resulting from operations                                          $ (182,395)
                                                                                               ==========

The accompanying notes are an integral part of these financial statements. 13

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           Six Months
                                                                             Ended               Year
                                                                            6/30/06              Ended
                                                                          (unaudited)          12/31/05
FROM OPERATIONS:
Net investment income                                                    $    745,258       $   1,706,430
Net realized gain on investments                                               40,927             166,785
Change in net unrealized loss on investments                                 (968,580)           (885,532)
                                                                         ------------       -------------
  Net increase (decrease) in net assets resulting from operations        $   (182,395)      $     987,683
                                                                         ------------       -------------
DISTRIBUTIONS TO SHAREOWNERS
Net investment income:
 Class I                                                                 $   (783,477)      $  (3,723,847)
                                                                         ------------       -------------
  Total distributions to shareholders                                    $   (783,477)      $  (3,723,847)
                                                                         ------------       -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                         $    940,298       $     440,667
Reinvestment of distributions                                                 783,406           3,722,866
Cost of shares repurchased                                                 (4,905,618)        (13,889,129)
                                                                         ------------       -------------
  Net decrease in net assets resulting from Fund share transactions      $ (3,181,914)      $  (9,725,596)
                                                                         ------------       -------------
  Net decrease in net assets                                             $ (4,147,786)      $ (12,461,760)
NET ASSETS:
Beginning of period                                                        33,331,612          45,793,372
                                                                         ------------       -------------
End of period                                                            $ 29,183,826       $  33,331,612
                                                                         ============       =============
Distributions in excess of net investment income, end of period          $    (93,467)      $     (55,248)
                                                                         ============       =============

14 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
The Pioneer Bond VCT Portfolio (The Portfolio) (formerly Safeco RST Bond Portfolio) is a portfolio of Pioneer Variable Contracts Trust (the Trust), which is a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

     Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
     Pioneer Europe VCT Portfolio (Europe Portfolio)
     Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
     Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
     Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
     Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
     Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
     Pioneer Balanced VCT Portfolio (Balanced Portfolio)
     Pioneer High Yield VCT Portfolio (High Yield Portfolio)
     Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
     Pioneer America Income VCT Portfolio (America Income Portfolio)
     Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
     Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
     Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
     Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
     Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
     Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
     Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
     Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
     Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
     Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
     Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
     Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
     Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

Bond Portfolio seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. Secondarily, the Portfolio seeks a relatively stable level of dividends.

The Portfolio, organized on December 10, 2004, is the successor to the Safeco RST Bond Portfolio. Safeco RST Bond Portfolio, one of six series of portfolios that comprised Safeco Resource Series Trust, transferred all of the net assets of Trust shares in exchange for the Portfolio's Class I shares in a one-to-one exchange ratio, on December 10, 2004, pursuant to an agreement and plan of reorganization (the "reorganization" which was approved by the shareholders of Safeco RST Bond Portfolio on December 8, 2004). The Portfolio had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Portfolio's operations.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded.

     Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

     At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks.

B.   Taxes

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The Portfolio elected to defer $52,974 in capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ended December 31, 2006.

     Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Bond VCT Portfolio had a net capital loss carryforward of $716,870, of which the following amounts will expire between 2008 and 2010, if not utilized: $136,015 in 2008 and $580,855 in 2010.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The following chart shows the distributions paid during the year ended December 31, 2005 and the components of distributable earnings (accumulated losses) as of December 31, 2005.

--------------------------------------------------------------------------------
                                                                        2005
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                                                    $  3,723,847
Long-Term capital gain                                                       --
                                                                   ------------
                                                                   $  3,723,847
Return of Capital                                                            --
                                                                   ------------
 Total distributions                                               $  3,723,847
                                                                   ------------
Distributable Earnings (Accumulated Losses):
Undistributed ordinary income                                      $     86,609
Undistributed long-term gain/(capital loss carryforward)               (716,870)
Post-October loss deferred                                              (52,974)
Unrealized appreciation (depreciation)                                 (336,894)
                                                                   ------------
 Total                                                             $ (1,020,129)
                                                                   ------------
--------------------------------------------------------------------------------

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax treatment of premium and amortization.

C.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006.

D.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated at the annual rate of 0.50% of the Portfolio's average daily net assets.

Prior to the reorganization, the Portfolio was advised by Safeco Asset Management, which received an annual fee equal to 0.74% of its average daily net assets.

Through May 1, 2007, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Portfolio to the extent necessary to limit Class I expenses to 0.62% of the average daily net assets attributable to Class I shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006 $349 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3. Transfer Agent

Since the reorganization PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $217 in transfer agent fees payable to PIMSS June 30, 2006. Prior to the reorganization Safeco services corporation was the transfer and shareholder servicing agent.

4. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2006, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

-------------------------------------------------------------------------------
                                                                     Net
                                    Gross           Gross        Appreciation/
                    Tax Cost     Appreciation    Depreciation    (Depreciation)
-------------------------------------------------------------------------------
Bond Portfolio    $30,181,244      $65,702       $ (1,371,176)   $ (1,305,474)
                  ===========      =======       ============    ============
-------------------------------------------------------------------------------

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

5. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2006, were $370,337 and $2,517,564, respectively. The cost of purchases and the proceeds from sales of investments in U.S. Government obligations for the six months ended June 30, 2006, were $2,389,483 and $3,517,102, respectively.

6. Capital Shares

At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005:

---------------------------------------------------------------------------------------------
                                  '06 Shares     '06 Amount
Bond Portfolio                   (unaudited)    (unaudited)     '05 Shares      '05 Amount
---------------------------------------------------------------------------------------------
CLASS I:
Shares sold                           88,079    $    940,298         38,950    $     440,667
Reinvestment of distributions         73,899         783,406        334,515        3,722,866
Shares repurchased                  (461,490)     (4,905,618)    (1,227,950)     (13,889,129)
                                    --------------------------------------------------------
 Net decrease                       (299,512)   $ (3,181,914)      (854,485)   $  (9,725,596)
                                    ========================================================
---------------------------------------------------------------------------------------------

Pioneer Bond VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                          Officers
John F. Cogan, Jr., Chairman      John F. Cogan, Jr., President
David R. Bock                     Osbert M. Hood, Executive Vice
President                         Vincent Nave, Treasurer
Mary K. Bush                      Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Thomas J. Perna
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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                           This page for your notes.

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                                                                              21

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                           This page for your notes.

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                           This page for your notes.

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

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24

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                                                                              25

[LOGO]PIONEER
      Investments(R)

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

                                                                   19617-00-0806


                                                           [Logo] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                                  Pioneer Value VCT Portfolio -- Class II Shares


                                                               SEMIANNUAL REPORT
                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Value VCT Portfolio

  Portfolio and Performance Update                       2

  Comparing Ongoing Portfolio Expenses                   3

  Portfolio Management Discussion                        4

  Schedule of Investments                                5

  Financial Statements                                   7

  Notes to Financial Statements                         11

  Trustees, Officers and Service Providers              15

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Value VCT Portfolio                     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------
Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S Common Stocks                                86.3%
Temporary Cash Investment                         9.2%
Depositary Receipts for International Stocks      3.1%
International Common Stocks                       1.4%

Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                       33.4%
Consumer Staples                                  9.8%
Health Care                                       9.6%
Energy                                            8.7%
Industrials                                       8.4%
Utilities                                         7.7%
Consumer Discretionary                            7.1%
Materials                                         5.5%
Information Technology                            5.2%
Telecommunication Services                         4.6%

Five Largest Holdings
(As a percentage of equity holdings)

  1.        Wachovia Corp.              5.34%
  2.        Citigroup, Inc.             5.16
  3.        Bank of America Corp.       5.13
  4.        Dow Chemical Co.            4.32
  5.        ConocoPhillips              4.32

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------

Prices and Distributions

                                6/30/06       12/31/05
Net Asset Value per Share       $ 13.59       $ 13.92

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)          Income         Capital Gains     Capital Gains
                            $0.0317        $    -            $0.7902

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Value VCT Portfolio at net asset value, compared to that of the Russell 1000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING TABLE WAS DEPICTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                    Pioneer Value      Russell 1000
                    VCT Portfolio      Value Index
5/03                  10,000             10,000
6/03                  10,193             10,125
6/04                  12,002             12,265
6/05                  12,960             13,989
6/06                  14,063             15,682

The Russell 1000 Value Index measures the performance of the value-oriented stocks in the Russell 1000 Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class       12.59%
(5/1/03)
1 Year               8.51%

All total returns shown assume reinvestment of distributions at net asset value. Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charge. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Value VCT Portfolio                     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Value VCT Portfolio Based on actual returns from January 1, 2006 through June 30, 2006.

Share Class                                              II
---------------------------------------------------------------
       Beginning Account Value on 1/1/06             $ 1,000.00
       Ending Account Value on 6/30/06               $ 1,036.80
       Expenses Paid During Period*                  $     5.61

* Expenses are equal to the Portfolio's annualized expense ratio of 1.11% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Value VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006.

Share Class                                              II
---------------------------------------------------------------
       Beginning Account Value on 1/1/06             $ 1,000.00
       Ending Account Value on 6/30/06               $ 1,019.29
       Expenses Paid During Period*                  $     5.56

* Expenses are equal to the Portfolio's annualized expense ratio of 1.11% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Value VCT Portfolio                     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

Portfolio Manager Aaron C. Clark describes the economic background and investment strategies that affected results for Pioneer Value VCT Portfolio through the first half of 2006.

Q. What was the investment background and how did the Portfolio perform during this period?

A. The ongoing economic expansion has brought robust increases in corporate profits, a widespread strengthening of balance sheets and a lengthy rally in U.S. equity markets. But after recording solid gains in the first few months of the year, stocks suffered a period of volatility beginning in May. Investors grew anxious about the ultimate extent of the Federal Reserve Board's interest rates hikes, the economic impact of high energy prices, and mounting geopolitical tensions.

     For the six months ended June 30, 2006, the Portfolio returned 3.68% at net asset value. This result trailed the Portfolio's benchmark, the Russell 1000 Value Index, which returned 6.56% over the same period. The average return for the 98 portfolios in Lipper's Large-Cap Value category was 4.72%. The bulk of the portfolio's underperformance during this period traces back to stock selection, which we describe in further detail below.

     Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q.   Which sectors or stocks helped performance?

A. Energy stocks continued their strong run. We took profits in Devon Energy and Occidental Petroleum. Suncor, which extracts oil from sands found in Canada, again contributed to results. Cable operator Comcast, one of our largest holdings, rebounded when the market began to appreciate the revenue potential of Comcast's rollout of phone services to its many subscribers.

     Deere, a major farm equipment maker, benefited from robust business conditions and the focus on ethanol, derived from corn, as an alternative fuel. Deere's earnings could expand further because tight supplies are likely to keep corn prices high, contributing to farm income for some time to come. Texas-based utility TXU moved higher after announcing plans to invest in coal-powered plants with potential for high returns, allaying uncertainty over how TXU would deploy its significant free cash flow. Bank of America contributed to returns as its broad range of products and services provided some profit protection while traditional bank margins - the gap between rates paid on deposits and rates charged on loans - were shrinking. Strong equity markets and investment banking activity helped Goldman Sachs rack up impressive earnings increases and lead brokerage holdings.

Q. Please discuss the stocks that contributed to underperformance versus the benchmark.

A. Detractors included disability insurer Unum Provident, which continues to work through a turnaround. The company had been making progress, but hit a snag last quarter. Dow Chemical suffered when earnings growth failed to meet Wall Street's expectations and there were concerns that a slowing economy would adversely affect Dow's business. Schering Plough's shares fell despite good earnings. And earnings shortfalls dogged Tyco, an industrial conglomerate. An announced breakup of the company may realize greater value for shareholders, but investors also await better business execution. Insurance company, American International Group also turned in disappointing results.

Q.   What is your current outlook?

A. We think the economy will go on growing, which should fuel further profit expansion, but at a slackening pace. Whether high interest rates and expensive energy will trigger a slowdown - and to what extent - remains an open question.

     As value investors, we watch for stresses to create investment opportunities by driving valuations down. But in recent months the range of valuations among companies has narrowed, eliminating the kinds of disparities we aim to exploit. An exception seems to be the pharmaceutical industry, where we have expanded commitments. We continue to search for companies that can prosper and raise prices in an environment of higher interest rates and more costly energy. We also seek companies that trade below our estimate of their intrinsic value, with good businesses that can grow that value over time. As the period ended, valuations were declining and a shift away from riskier assets toward more stable issuers seemed to be underway.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Value VCT Portfolio                     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

      Shares                                                     Value
                  COMMON STOCKS - 91.8%
                  Energy - 8.0%
                  Integrated Oil & Gas - 7.1%
      40,376      ConocoPhillips                           $ 2,645,839
       5,321      Occidental Petroleum Corp.                   545,669
      14,321      Suncor Energy, Inc.                        1,160,144
       4,600      USX-Marathon Group, Inc.                     383,180
                                                           -----------
                                                           $ 4,734,832
                                                           -----------
                  Oil & Gas Equipment & Services - 0.9%
      10,938      Technip*                                 $   605,541
                                                           -----------
                  Total Energy                             $ 5,340,373
                                                           -----------
                  Materials - 5.0%
                  Diversified Chemical - 3.9%
      67,840      Dow Chemical Co.                         $ 2,647,795
                                                           -----------
                  Diversified Metals & Mining - 1.1%
      12,907      Freeport-McMoRan Copper & Gold, Inc.
                  (Class B)                                $   715,177
                                                           -----------
                  Total Materials                          $ 3,362,972
                                                           -----------
                  Capital Goods - 7.7%
                  Aerospace & Defense - 1.5%
      16,240      United Technologies Corp.                $ 1,029,941
                                                           -----------
                  Construction & Farm Machinery &
                  Heavy Trucks - 3.3%
      26,360      Deere & Co.                              $ 2,200,796
                                                           -----------
                  Industrial Conglomerates - 2.9%
      70,563      Tyco International, Ltd.                 $ 1,940,483
                                                           -----------
                  Total Capital Goods                      $ 5,171,220
                                                           -----------
                  Media - 6.5%
                  Broadcasting & Cable TV - 6.5%
      57,890      Clear Channel Communications, Inc.       $ 1,791,696
      77,974      Comcast Corp.*                             2,552,869
                                                           -----------
                                                           $ 4,344,565
                                                           -----------
                  Total Media                              $ 4,344,565
                                                           -----------
                  Food, Beverage & Tobacco - 6.7%
                  Packaged Foods & Meats - 1.5%
      19,300      General Mills, Inc.                      $   997,038
                                                           -----------
                  Soft Drinks - 1.6%
      17,883      PepsiCo, Inc.                            $ 1,073,695
                                                           -----------
                  Tobacco - 3.6%
      32,550      Altria Group, Inc.                       $ 2,390,147
                                                           -----------
                  Total Food, Beverage & Tobacco           $ 4,460,880
                                                           -----------
                  Household & Personal Products - 2.3%
                  Household Products - 2.3%
      25,200      Kimberly-Clark Corp.                     $ 1,554,840
                                                           -----------
                  Total Household & Personal
                  Products                                 $ 1,554,840
                                                           -----------

      Shares                                                     Value
                  Pharmaceuticals & Biotechnology - 8.8%
                  Pharmaceuticals - 8.8%
      75,220      Bristol-Myers Squibb Co.                 $ 1,945,189
      43,700      Merck & Co., Inc.                          1,591,991
     122,770      Schering-Plough Corp.                      2,336,313
                                                           -----------
                                                           $ 5,873,493
                                                           -----------
                  Total Pharmaceuticals &
                  Biotechnology                            $ 5,873,493
                                                           -----------
                  Banks - 7.9%
                  Diversified Banks - 4.9%
      60,580      Wachovia Corp.                           $ 3,276,166
                                                           -----------
                  Thrifts & Mortgage Finance - 3.0%
      44,118      Washington Mutual, Inc.                  $ 2,010,898
                                                           -----------
                  Total Banks                              $ 5,287,064
                                                           -----------
                  Diversified Financials - 14.0%
                  Asset Management & Custody
                  Banks - 0.5%
      34,300      Amvescap Plc*                            $   313,837
                                                           -----------
                  Investment Banking & Brokerage - 4.1%
       5,475      Goldman Sachs Group, Inc.                $   823,604
      27,720      Merrill Lynch & Co., Inc.                  1,928,203
                                                           -----------
                                                           $ 2,751,807
                                                           -----------
                  Diversified Financial Services - 9.4%
      65,324      Bank of America Corp.                    $ 3,142,084
      65,534      Citigroup, Inc.                            3,161,360
                                                           -----------
                                                           $ 6,303,444
                                                           -----------
                  Total Diversified Financials             $ 9,369,088
                                                           -----------
                  Insurance - 8.7%
                  Life & Health Insurance - 2.0%
      71,595      UNUM Corp.                               $ 1,298,017
                                                           -----------
                  Multi-Line Insurance - 2.8%
      31,858      American International Group, Inc.       $ 1,881,215
                                                           -----------
                  Property & Casualty Insurance - 3.9%
      47,709      Allstate Corp.                           $ 2,611,114
                                                           -----------
                  Total Insurance                          $ 5,790,346
                                                           -----------
                  Software & Services - 1.9%
                  Data Processing & Outsourced
                  Services - 1.9%
      28,766      First Data Corp.                         $ 1,295,621
                                                           -----------
                  Total Software & Services                $ 1,295,621
                                                           -----------
                  Technology Hardware & Equipment - 2.8%
                  Communications Equipment - 1.4%
      47,448      Nokia Corp. (A.D.R.)*                    $   961,296
                                                           -----------
                  Computer Hardware - 1.4%
      38,200      Dell, Inc.*                              $   932,462
                                                           -----------
                  Total Technology Hardware &
                  Equipment                                $ 1,893,758
                                                           -----------

   The accompanying notes are an integral part of these financial statements. 5

Pioneer Value VCT Portfolio                     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

      Shares                                                     Value
                  Telecommunication Services - 4.2%
                  Integrated Telecommunication Services - 2.1%
    41,200        Verizon Communications, Inc.             $ 1,379,788
                                                           -----------
                  Wireless Telecommunication Services - 2.1%
    72,104        Sprint Nextel Corp.                      $ 1,441,359
                                                           -----------
                  Total Telecommunication Services         $ 2,821,147
                                                           -----------
                  Utilities - 7.1%
                  Electric Utilities - 4.1%
    22,890        Edison International                     $   892,710
     9,000        Exelon Corp.                                 511,470
    24,290        Firstenergy Corp.                          1,316,761
                                                           -----------
                                                           $ 2,720,941
                                                           -----------
                  Independent Power Producer &
                  Energy Traders - 3.0%
    33,730        TXU Corp.                                $ 2,016,718
                                                           -----------
                  Total Utilities                          $ 4,737,659
                                                           -----------
                  TOTAL COMMON STOCKS
                  (Cost $56,084,636)                       $61,303,026
                                                           -----------

      Principal
         Amount
                  TEMPORARY CASH INVESTMENT - 9.3%
                  Repurchase Agreement - 9.3%
$6,200,000        UBS Warburg, Inc., 4.40% dated
                  6/30/06, repurchase price of
                  $6,200,000 plus accrued interest on
                  7/3/06 collateralized by $6,612,000
                  U.S. Treasury Bill, 3.375%, 9/15/09      $ 6,200,000
                                                           -----------
                  TOTAL TEMPORARY CASH INVESTMENT
                  (Cost $6,200,000)                        $ 6,200,000
                                                           -----------
                  TOTAL INVESTMENT IN SECURITIES - 101.1%
                  (Cost $62,284,636)                       $67,503,026
                                                           -----------
                  OTHER ASSETS AND LIABILITIES - (1.1)%    $  (713,674)
                                                           -----------
                  TOTAL NET ASSETS - 100.0%                $66,789,352
                                                           ===========

*    Non-income producing security.

6    The accompanying notes are an integral part of these financial statements.

Pioneer Value VCT Portfolio                     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Six Months
                                                                      Ended                                         5/1/03(a)
                                                                     6/30/06       Year Ended     Year Ended           to
Class II                                                           (unaudited)      12/31/05       12/31/04         12/31/03
Net asset value, beginning of period                                $ 13.92         $ 13.40        $ 12.04         $  10.00
                                                                    -------         -------        -------         -------
Increase from investment operations:
 Net investment income                                              $  0.09         $  0.02        $  0.02         $   0.01
 Net realized and unrealized gain on investments and foreign
  currency transactions                                                0.40            0.60           1.36             2.03
                                                                    -------         -------        -------          -------
    Net increase from investment operations                         $  0.49         $  0.62        $  1.38         $   2.04
Distributions to shareowners:
 Net income                                                           (0.03)          (0.01)         (0.01)               -
 Net realized gain                                                    (0.79)          (0.09)         (0.01)               -
                                                                    --------        -------        -------         --------
 Net increase (decrease) in net asset value                         $ (0.33)        $  0.52        $  1.36         $   2.04
                                                                    --------        -------        -------         --------
 Net asset value, end of period                                     $ 13.59         $ 13.92        $ 13.40         $  12.04
                                                                    --------        -------        -------         --------
Total return*                                                          3.68%           4.67%         11.40%           20.40%
Ratio of net expenses to average net assets+                           1.11%**         1.34%          1.50%            1.50%**
Ratio of net investment income to average net assets+                  1.29%**         0.63%          0.27%            0.27%**
Portfolio turnover rate                                                  91%**          208%            52%              24%
Net assets, end of period (in thousands)                            $66,789         $71,136        $10,879         $  1,695
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                         1.11%**         1.43%          3.61%           10.93%**
  Net investment income (loss)                                         1.29%**         0.54%         (1.85)%          (9.16)%**
Ratios assuming waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                         1.11%**         1.34%          1.50%            1.50%**
  Net investment income                                                1.29%**         0.63%          0.27%            0.27%**

(a)  Class II shares were first publicly offered on May 1, 2003.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

   The accompanying notes are an integral part of these financial statements.  7

Pioneer Value VCT Portfolio                     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (cost $62,284,636)                                     $ 67,503,026
 Foreign currencies, at value (cost $105,847)                                                   107,859
 Receivables -
   Investment securities sold                                                                 3,479,875
   Dividends, interest and foreign taxes withheld                                               127,332
 Other                                                                                            3,659
                                                                                           ------------
     Total assets                                                                          $ 71,221,751
                                                                                           ------------
LIABILITIES:
 Payables -
   Investment securities purchased                                                         $  4,312,165
   Fund shares repurchased                                                                       36,002
 Due to bank                                                                                     33,917
 Due to affiliates                                                                                3,151
 Accrued expenses                                                                                47,164
                                                                                           ------------
     Total liabilities                                                                     $  4,432,399
                                                                                           ------------
NET ASSETS:
 Paid-in capital                                                                           $ 66,026,036
 Undistributed net investment income                                                            446,847
 Accumulated net realized loss                                                               (4,891,401)
 Net unrealized gain (loss) on:
   Investments                                                                                5,218,390
   Forward foreign currency contracts and other assets and liabilities denominated in
     foreign currencies                                                                         (10,520)
                                                                                           ------------
     Total net assets                                                                      $ 66,789,352
                                                                                           ------------
NET ASSET VALUE PER SHARE:
 Class II:
 No par value (unlimited number of shares authorized)
   Net assets                                                                              $ 66,789,352
 Shares outstanding                                                                           4,914,589
                                                                                           ------------
   Net asset value per share                                                               $      13.59

8   The accompanying notes are an integral part of these financial statements.

Pioneer Value VCT Portfolio                     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                    Six Months
                                                                                                                       Ended
                                                                                                                      6/30/06
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $3,190)                                                                $  782,422
 Interest                                                                                                               49,294
                                                                                                                    ----------
   Total investment income                                                                                          $  831,716
                                                                                                                    ----------
EXPENSES:
 Management fees                                                                                                    $  260,133
 Transfer agent fees                                                                                                       950
 Distribution fees (Class II)                                                                                           87,865
 Administrative fees                                                                                                     9,751
 Custodian fees                                                                                                         10,136
 Professional fees                                                                                                      14,868
 Printing                                                                                                                  181
 Fees and expenses of nonaffiliated trustees                                                                               828
 Miscellaneous                                                                                                              70
                                                                                                                    ----------
   Total expenses                                                                                                   $  384,782
                                                                                                                    ----------
     Net investment income                                                                                          $  446,934
                                                                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
   Investments                                                                                                      $2,919,951
   Forward foreign currency contracts and other assets and liabilities denominated in foreign currencies                 (240)
                                                                                                                    ----------
                                                                                                                    $2,919,711
                                                                                                                    ----------
 Change in net unrealized gain or (loss) from:
   Investments                                                                                                      $ (708,472)
   Forward foreign currency contracts and other assets and liabilities denominated in foreign currencies               (10,516)
                                                                                                                    ----------
                                                                                                                    $ (718,988)
                                                                                                                    ----------
   Net gain on investments and foreign currency transactions                                                        $2,200,723
                                                                                                                    ----------
   Net increase in net assets resulting from operations                                                             $2,647,657
                                                                                                                    ==========

   The accompanying notes are an integral part of these financial statements.  9

Pioneer Value VCT Portfolio                     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              Six Months
                                                                                                 Ended              Year
                                                                                                6/30/06            Ended
                                                                                              (unaudited)         12/31/05
FROM OPERATIONS:
Net investment income                                                                        $    446,934      $   143,759
Net realized gain on investments                                                                2,919,711        3,979,230
Change in net unrealized gain or loss on investments and foreign currency transactions           (718,988)      (2,014,683)
                                                                                             ------------      ------------
     Net increase in net assets resulting from operations                                    $  2,647,657      $ 2,108,306
                                                                                             ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS
Net investment income:
   Class II                                                                                  $   (145,013)     $   (12,530)
Net realized gain
   Class II                                                                                    (3,614,807)         (94,867)
                                                                                             ------------      ------------
     Total distributions to shareholders                                                     $ (3,759,820)     $  (107,397)
                                                                                             ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                             $  1,878,493      $ 4,536,146
Shares issued in reorganization                                                                         -       56,877,053
Reinvestment of distributions                                                                   3,759,820          104,862
Cost of shares repurchased                                                                     (8,872,738)      (3,262,015)
                                                                                             ------------      ------------
     Net increase (decrease) in net assets resulting from fund share transactions            $ (3,234,425)     $58,256,046
                                                                                             ------------      ------------
     Net increase (decrease) in net assets                                                   $ (4,346,588)     $60,256,955
NET ASSETS:
Beginning of period                                                                            71,135,940       10,878,985
                                                                                             ------------      ------------
End of period                                                                                $ 66,789,352      $71,135,940
                                                                                             ============      ===========
Undistributed net investment income, end of period                                           $    446,847      $   144,926
                                                                                             ============      ===========

10   The accompanying notes are an integral part of these financial statements.

Pioneer Value VCT Portfolio                     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
The Pioneer Value VCT Portfolio (the Portfolio), is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty- seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares
	only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only)
   Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
     shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
     Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap Growth
     Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
     (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
     (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
     (Class II shares only)
   Pioneer I bbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
     Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
     Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth Allocation
     Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The Value VCT Portfolio commenced operations on May 1, 2003.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Value Portfolio seeks reasonable income and capital growth.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risk is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic and political conditions.

The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

Pioneer Value VCT Portfolio                     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2006, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Foreign Currency Translation

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At June 30, 2006, there were no open forward foreign currency contracts.

D. Taxes

   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Value Portfolio had a net capital loss carryforward of $7,737,092, of which the following amounts will expire in between 2009 and 2010, if not utilized: $5,070,587 in 2009 and $2,666,505 in 2010.

Pioneer Value VCT Portfolio                     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The tax character of current year distributions paid will be determined at the end of the fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2005 and the distributions paid during the year ended December 31, 2005 on a tax basis.

-------------------------------------------------------------------------------
                                          2005
-------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income                    $     20,216
  Long-Term capital gain                   87,181
  Return of Capital                            --
                                     ------------
    Total distributions              $    107,397
                                     ============
  Distributable Earnings
    (Accumulated Losses):
  Undistributed ordinary income      $    144,926
  Undistributed long-term gain/
    (capital loss carryforward)         3,614,768
  Capital loss carryforward from
    AmSouth merger                     (7,737,092)
  Unrealized appreciation
    (depreciation)                      5,852,878
                                     ------------
    Total                            $  1,875,480
                                     ============
-------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

E. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

F. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006, $1,884 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

Through May 1, 2007, PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.30% of the average daily net assets attributable to class II shares.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $810 in transfer agent fees payable to PIMSS at June 30, 2006.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net

Pioneer Value VCT Portfolio                     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $457 payable to PFD at June 30, 2006.

5. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2006, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

-----------------------------------------------------------------------------------------------------
                                                                              Net
                                           Gross            Gross        Appreciation/
                        Tax Cost       Appreciation     Depreciation     (Depreciation)
-----------------------------------------------------------------------------------------------------
 Value Portfolio      $62,358,616       $6,022,601       $ (878,191)       $5,144,410
                      ===========       ==========       ===========       ==========
-----------------------------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2006, were $30,353,914 and $41,891,792, respectively.

7. Capital Shares

At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005:

-----------------------------------------------------------------------------------------------------
                                       '06 Shares       '06 Amount
Value Portfolio                       (unaudited)      (unaudited)      '05 Shares      '05 Amount
-----------------------------------------------------------------------------------------------------
 CLASS II:
 Shares sold                             136,668      $  1,878,493        338,599      $  4,536,146
 Shares issued in reorganization              --                --      4,188,296        56,877,053
 Reinvestment of distributions           283,332         3,759,820          7,796           104,862
 Shares repurchased                     (615,835)       (8,872,738)      (236,328)       (3,262,015)
                                        --------      ------------      ---------      ------------
  Net increase (decrease)               (195,835)     $ (3,234,425)     4,298,363      $ 58,256,046
                                        ========      ============      =========      ============
-----------------------------------------------------------------------------------------------------

8. Merger Information

On November 4, 2005, beneficial owners of AmSouth VIF Value Portfolio approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on November 4, 2005, by exchanging all of the AmSouth Fund's net assets for Class II shares as indicated below, based on Class II share's ending net asset value on the Closing Date. The following charts show the details of the reorganization as of that closing date ("Closing Date"):

-----------------------------------------------------------------------------------------------------
                                    Pioneer                                          Portfolio
                                   Value VCT                 AmSouth                 Value VCT
                                   Portfolio                VIF Value                Portfolio
                             (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
-----------------------------------------------------------------------------------------------------
 Net Assets                       $14,728,843              $56,877,053              $71,605,896
 Shares Outstanding                 1,084,731                3,957,885                5,273,027
 Class II Shares Issued                                                               4,188,296
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                           Unrealized
                                                          Appreciation      Realized (Loss)
                                                        on Closing Date     on Closing Date
-----------------------------------------------------------------------------------------------------
 AmSouth VIF Value                                         $6,995,580        $ (8,135,854)
                                                           ==========        =============
-----------------------------------------------------------------------------------------------------

Pioneer Value VCT Portfolio                     PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Osbert M. Hood, Executive Vice President
Mary K. Bush                            Vincent Nave, Treasurer
Margaret B.W. Graham                    Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

[Logo]PIONEER
      Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

                                                                   19629-00-0806


                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST
                           Pioneer Cullen Value VCT Portfolio -- Class II Shares
                                                               SEMIANNUAL REPORT
                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table   of   Contents
--------------------------------------------------------------------------------


Pioneer Cullen Value VCT Portfolio
  Portfolio and Performance Update               2
  Comparing Ongoing Portfolio Expenses           3
  Portfolio Management Discussion                4
  Schedule of Investments                        6
  Financial Statements                           8
  Notes to Financial Statements                 12
  Trustees, Officers and Service Providers      15

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

International Common Stocks                        2.5%
Temporary Cash Investments                         7.1%
Depositary Receipts for International Stocks      19.3%
U.S. Common Stocks                                71.1%


Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Consumer Discretionary          5.5%
Telecommunication Services      6.4%
Materials                       6.5%
Information Technology          6.7%
Industrials                     8.1%
Energy                          8.7%
Health Care                     9.7%
Consumer Staples               18.6%
Financials                     29.8%

Five Largest Holdings
(As a percentage of equity holdings)

  1.      BellSouth Corp.              3.49%
  2.      Pfizer, Inc.                 3.40
  3.      Chubb Corp.                  3.32
  4.      MetLife, Inc.                3.29
  5.      J.P. Morgan Chase & Co.      3.28

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------

Prices and Distributions

                                6/30/06       12/31/05
Net Asset Value per Share     $ 11.61       $ 10.99


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)          Income         Capital Gains     Capital Gains
                            $ 0.0209       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Cullen Value VCT Portfolio at net asset value, compared to that of the Standard & Poor's (S&P) 500 Index and the Russell 1000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA IS A REPRESENTATION OF A LINE CHART IN THE PRINTED MATERIAL]

                                   Pioneer        Russell
                   S&P           Cullen Value      1000
                   500          VCT Portfolio   Value Index

Mar-05            10,000            10,000           10,000
Jun-05            10,137            10,131           10,167
Jun-06            11,011            11,702           11,398


The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Cumulative Total Returns
(As of June 30, 2006)


----------------------------
Net Asset Value
----------------------------
Life-of-Class       12.48%
(3/18/05)
1 Year              15.51%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value VCT Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006.


Share Class                                        II
----------------------------------------------------------
       Beginning Account Value on 1/1/06       $ 1,000.00
       Ending Account Value on 6/30/06         $ 1,058.40
       Expenses Paid During Period*            $     5.10

* Expenses are equal to the Portfolio's annualized expense ratio of 1.00% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006.



Share Class                                        II
---------------------------------------------------------
       Beginning Account Value on 1/1/06       $ 1,000.00
       Ending Account Value on 6/30/06         $ 1,019.84
       Expenses Paid During Period*            $     5.01

* Expenses are equal to the Portfolio's annualized expense ratio of 1.00% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

The domestic stock market experienced significant volatility during the first six months of 2006. Supported by a healthy economy and rising corporate earnings, equity prices generally rose early in the year. The favorable market environment abruptly changed in the second quarter of 2006, when investors became increasingly worried that the Federal Reserve Board might raise rates more than had been anticipated. In the following interview, James P. Cullen discusses the factors that influenced Pioneer Cullen Value VCT Portfolio's performance during the six months ended June 30, 2006. Mr. Cullen, President of Cullen Capital Management LLC, oversees the team responsible for the daily management of the Portfolio.

Q: How did the Portfolio perform during the six months ended June 30, 2006?

A: Pioneer Cullen Value VCT Portfolio Class II shares had a total return of
   5.84% for the six months, at net asset value. During the same period, the Russell 1000 Value Index produced a total return of 6.56% while the average return of the 98 portfolios in Lipper's Large-Cap Value category was 4.72% The S&P 500 Index, a broad measure of market performance returned 2.71% over the six-month period.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the primary factors influencing performance?

A: The Portfolio lagged somewhat early in the period when highly speculative stocks led the market rally. Our fundamentally-based value discipline leads us to de-emphasize such stocks. However, the speculative areas were among those hardest hit when the equity markets declined in May and June because of interest-rate fears. Our de-emphasis of speculative stocks, including emerging markets, commodities and small-cap stocks helped us during the late correction. We also had become more conservative in the first quarter of 2006 because we were concerned that stock prices were becoming inflated and driven by speculation.

   Pioneer Cullen Value VCT Portfolio follows a value-based strategy that we have used since 1982, with a concentrated portfolio - usually of between 30 and 35 stocks. A typical position in each company comprises about 3% of Portfolio assets. The Portfolio is constructed based on our intensive analysis of the strengths and potential of each company. We believe this focused portfolio allows our analysts to understand each company and has led to consistently good returns on a risk-adjusted basis over the long term. While the number of holdings is relatively low, we keep the Portfolio well diversified across a broad range of industries. We also add to diversification with some investments in international markets.

   About 25% of our holdings were international, including about five percent in emerging markets. These positions detracted from results during the correction of May and June. International investments from developed nations included Diageo, a major international marketer of beer, wine and liquor; UBS, the Swiss-based global investment bank; Nestle, the well-known international food company; Nokia, the telecommunications equipment corporation; Unilever, a diversified consumer staples firm; and GlaxoSmithKline, the London-based pharmaceutical company. Our emerging-market exposure was limited to three companies with global businesses: Petrobras, the Brazilian oil company; Cemex, the Mexican-based cement company; and Anglo-American, the U.K.-based mining company with gold, silver and diamond mine operations, principally in South Africa.

Q: What types of investments most affected performance for the six months?

A: Several of our more defensive holdings did very well. They included three consumer staples companies: Kraft Foods, General Mills and Kimberly Clark. These companies have defensive characteristics, including relatively stable earnings and very good dividend yields.

   Other investments that helped support results included Archer Daniels Midland, a leader in grain commodities, which has benefited from increased use of ethanol as a fuel additive. In addition, our positions in two Canadian railroads, Canadian Pacific and Canadian National, added to results as both companies benefited when rising energy costs made rail shipping more efficient. Canadian Pacific earns a major share of its business shipping commodities, while Canadian National does more business shipping industrial products.

A Word About Risk:

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Portfolio invests in a limited number of securities and, as a result, the Portfolio's performance may be more volatile than the performance of other portfolios holding more securities. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Our investments in several traditional growth stocks gained and helped results. We found opportunities in a number of such companies in the fall of 2005 when, for various reasons, the prices of these companies had slipped enough for them to be considered value stocks. These included technology companies Hewlett-Packard and Motorola. Shares of Hewlett-Packard, which conducts 75% of its business overseas, rose as the company reorganized itself under a new chairman. The investment in Motorola enabled us to play on the fast-growing demand for wireless telecommunications products in emerging markets. We have taken profits and sold the position in Motorola during this reporting period.

   We did have some disappointments, however. One was Home Depot, another example of a growth stock in which we invested in 2005 when its price became attractive. We saw opportunities because of its new success in Mexico and because of its positioning to benefit from increased home-renovation activity. However, its stock price has fallen because of a controversy over compensation for its chief executive. Also detracting from results was the investment in Bunge, a global agricultural company, and Tidewater, an oil drill operator whose stock price was pulled down by the correction in small-cap shares. We have retained Tidewater as of June 30, 2006 because of its potential to benefit from increased oil drilling activity, but we sold Bunge.

Q: What is your investment outlook?

A: The stocks in the Portfolio have an average price of about 13.5 times earnings over the past 12 months. That is substantially lower than the average price/earnings ratio in the overall market. We are finding many companies that continue to do well for two basic reasons: they successfully have cut their costs, putting more cash on their balance sheets, and they have found ways to do business in the global marketplace.

   We think corporate earnings will continue to grow, although the rate of profit increase may start to slow somewhat. The economy appears to be in a relatively late stage of its growth cycle. Given this, we intend to be more defensive in our overall positioning. We think this is a good time to focus on a stock's total return - the combination of price change and dividend - and generally to avoid companies heavily dependent on movements in commodity prices.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                                                    Value
              COMMON STOCKS - 98.4%
              Energy - 8.6%
              Integrated Oil & Gas - 3.3%
    2,900     ConocoPhillips                              $  190,037
    1,150     Petroleo Brasileiro SA*                        102,707
                                                          ----------
                                                          $  292,744
                                                          ----------
              Oil & Gas Equipment & Services - 1.9%
    3,400     Tidewater, Inc.*                            $  167,280
                                                          ----------
              Oil & Gas Exploration & Production - 3.4%
    2,400     Anadarko Petroleum Corp.                    $  114,456
    3,500     Encana Corp. (a)                               184,240
                                                          ----------
                                                          $  298,696
                                                          ----------
              Total Energy                                $  758,720
                                                          ----------
              Materials - 6.4%
              Construction Materials - 2.2%
    3,500     Cemex SA (A.D.R.)*                          $  199,395
                                                          ----------
              Diversified Metals & Mining - 2.2%
    9,440     Anglo American Plc                          $  192,954
                                                          ----------
              Forest Products - 2.0%
    2,800     Weyerhaeuser Co.                            $  174,300
                                                          ----------
              Total Materials                             $  566,649
                                                          ----------
              Capital Goods - 4.7%
              Aerospace & Defense - 2.2%
    4,300     Raytheon Co.                                $  191,651
                                                          ----------
              Industrial Conglomerates - 2.5%
    6,700     General Electric Co.                        $  220,832
                                                          ----------
              Total Capital Goods                         $  412,483
                                                          ----------
              Transportation - 3.3%
              Railroads - 3.3%
    3,220     Canadian National Railway Co.               $  140,875
    3,000     Canadian Pacific Railway, Ltd. (a)             153,420
                                                          ----------
                                                          $  294,295
                                                          ----------
              Total Transportation                        $  294,295
                                                          ----------
              Automobiles & Components - 2.6%
              Auto Parts & Equipment - 2.6%
    3,600     Borg-Warner Automotive Inc.                 $  234,360
                                                          ----------
              Total Automobiles & Components              $  234,360
                                                          ----------
              Retailing - 2.8%
              Home Improvement Retail - 2.8%
    6,900     Home Depot, Inc.                            $  246,951
                                                          ----------
              Total Retailing                             $  246,951
                                                          ----------
              Food, Beverage & Tobacco - 15.7%
              Agricultural Products - 2.4%
    5,150     Archer Daniels Midland Co.*                 $  212,592
                                                          ----------
              Distillers & Vintners - 3.1%
    4,100     Diageo Plc (A.D.R.) (a)                     $  276,955
                                                          ----------


   Shares                                                    Value
              Packaged Foods & Meats - 10.2%
    4,400     General Mills, Inc.                         $  227,304
    5,200     Kraft Foods, Inc.*(a)                          160,680
    3,400     Nestle SA (A.D.R.)*                            266,961
   11,000     Unilever N.V.                                  248,050
                                                          ----------
                                                          $  902,995
                                                          ----------
              Total Food, Beverage & Tobacco              $1,392,542
                                                          ----------
              Household & Personal Products - 2.6%
              Household Products - 2.6%
    3,700     Kimberly-Clark Corp.                        $  228,290
                                                          ----------
              Total Household & Personal
              Products                                    $  228,290
                                                          ----------
              Pharmaceuticals & Biotechnology - 9.5%
              Pharmaceuticals - 9.5%
    4,800     GlaxoSmithKline                             $  267,840
   12,600     Pfizer, Inc.                                   295,722
    5,750     Sanofi-Synthelabo SA (A.D.R.)                  280,025
                                                          ----------
                                                          $  843,587
                                                          ----------
              Total Pharmaceuticals &
              Biotechnology                               $  843,587
                                                          ----------
              Banks - 6.5%
              Diversified Banks - 3.3%
    2,850     ICIC Bank, Ltd.                             $   67,403
    4,100     Wachovia Corp.                                 221,728
                                                          ----------
                                                          $  289,131
                                                          ----------
              Regional Banks - 3.2%
    8,600     Regions Financial Corp.                     $  284,832
                                                          ----------
              Total Banks                                 $  573,963
                                                          ----------
              Diversified Financials - 13.2%
              Diversified Capital Markets - 2.6%
    2,100     UBS AG*                                     $  230,370
                                                          ----------
              Investment Banking & Brokerage - 2.8%
    3,600     Merrill Lynch & Co., Inc.                   $  250,416
                                                          ----------
              Diversified Financial Services - 7.8%
    5,900     Bank of America Corp.                       $  283,790
    2,450     Citigroup, Inc.                                118,188
    6,800     J.P. Morgan Chase & Co.                        285,600
                                                          ----------
                                                          $  687,578
                                                          ----------
              Total Diversified Financials                $1,168,364
                                                          ----------
              Insurance - 9.6%
              Life & Health Insurance - 3.2%
    5,600     MetLife, Inc.                               $  286,776
                                                          ----------
              Multi-Line Insurance - 3.1%
    3,200     Hartford Financial Services Group, Inc.     $  270,720
                                                          ----------
              Property & Casualty Insurance - 3.3%
    5,800     Chubb Corp.                                 $  289,420
                                                          ----------
              Total Insurance                             $  846,916
                                                          ----------

6  The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                            Value
              Technology Hardware & Equipment - 6.6%
              Communications Equipment - 2.7%
  12,000      Nokia Corp. (A.D.R.)*                 $  243,120
                                                    ----------
              Computer Hardware - 2.4%
   6,700      Hewlett-Packard Co.                   $  212,256
                                                    ----------
              Technology Distributors - 1.5%
   4,000      Arrow Electronics, Inc.*              $  128,800
                                                    ----------
              Total Technology Hardware &
              Equipment                             $  584,176
                                                    ----------
              Telecommunication Services - 6.3%
              Integrated Telecommunication
              Services - 6.3%
   8,400      BellSouth Corp.                       $  304,080
   7,450      Verizon Communications, Inc.             249,500
                                                    ----------
                                                    $  553,580
                                                    ----------
              Total Telecommunication Services      $  553,580
                                                    ----------
              TOTAL COMMON STOCKS
              (Cost $8,216,886)                     $8,704,876
                                                    ----------
              TEMPORARY CASH INVESTMENTS - 7.6%
              Security Lending Collateral - 7.6%
 668,311      Securities Lending Investment
              Fund, 5.16%                           $  668,311
                                                    ----------
              TOTAL TEMPORARY CASH
              INVESTMENTS
              (Cost $668,311)                       $  668,311
                                                    ----------
              TOTAL INVESTMENT IN
              SECURITIES - 106.0%
              (Cost $8,885,197)                     $9,373,187
                                                    ----------
              OTHER ASSETS AND LIABILITIES          $ (527,350)
                                                    ----------
              TOTAL NET ASSETS - 100.0%             $8,845,837
                                                    ==========

(A.D.R.) American Depositary Receipt
*        Non-income producing security.
(a)      At June 30, 2006, the following securities were out on loan:


   Shares   Security                             Value
  2,970     Canadian Pacific Railway, Ltd.     $151,886
  2,707     Diageo Plc (A.D.R.)                 182,858
  3,019     Encana Corp.                        158,920
  5,148     Kraft Foods Inc.*                   159,073
                                               --------
            Total                              $652,737
                                               ========


The accompanying notes are an integral part of these financial statements.  7

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                        Six Months
                                                                                          Ended         3/18/05 (a)
                                                                                         6/30/06           to
Class II                                                                               (unaudited)      12/31/05
Net asset value, beginning of period                                                    $ 10.99          $ 10.00
                                                                                        -------          -------
Increase from investment operations:
 Net investment income                                                                  $  0.05          $  0.04
 Net realized and unrealized gain on investments                                           0.59             0.95
                                                                                        -------          -------
  Net increase from investment operations                                               $  0.64          $  0.99
Distributions to shareowners:
 Net income                                                                               (0.02)              --
                                                                                        -------          -------
 Net increase in net asset value                                                        $  0.62          $  0.99
                                                                                        -------          -------
 Net asset value, end of period                                                         $ 11.61          $ 10.99
                                                                                        =======          =======
Total return*                                                                              5.84%            9.90%(b)
Ratio of net expenses to average net assets                                                1.00%**          1.00%**
Ratio of net investment income to average net assets                                       1.83%**          1.13%**
Portfolio turnover rate                                                                      22%**            34%(b)
Net assets, end of period (in thousands)                                                $ 8,846          $ 4,523
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                             2.43%**          5.71%**
  Net investment income (loss)                                                             0.41%**         (3.58)%**

(a) Class II shares were first publicly offered on March 18, 2005.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
(b) Not Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

8 The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $652,737) (cost     $9,373,187
  $8,885,197) respectively)
 Receivables --
 Investment securities sold                                                                169,659
 Dividends, interest and foreign taxes withheld                                             10,566
 Due from Pioneer Investment Management, Inc.                                                2,976
 Other                                                                                         880
                                                                                        ----------
  Total assets                                                                          $9,557,268
                                                                                        ----------
LIABILITIES:
 Payables --
 Fund shares repurchased                                                                $    2,060
 Upon return of securities loaned                                                          668,311
 Due to bank                                                                                15,590
 Due to affiliates                                                                             572
 Accrued expenses                                                                           24,737
                                                                                        ----------
  Total liabilities                                                                     $  711,270
                                                                                        ----------
NET ASSETS:
 Paid-in capital                                                                        $8,304,295
 Undistributed net investment income                                                        59,053
 Accumulated undistributed net realized loss                                                (5,340)
 Net unrealized gain on investments                                                        487,990
                                                                                        ----------
  Total net assets                                                                      $8,845,998
                                                                                        ----------
NET ASSET VALUE PER SHARE:
Class II:
No par value (unlimited number of shares authorized)
 Net assets                                                                             $8,845,998
Shares outstanding                                                                         761,650
                                                                                        ----------
 Net asset value per share                                                              $    11.61

The accompanying notes are an integral part of these financial statements. 9

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              Six Months
                                                                                                Ended
                                                                                               6/30/06
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $4,336)                                          $  79,006
 Interest                                                                                         9,825
 Income on securities loaned, net                                                                 2,537
                                                                                              ---------
  Total investment income                                                                     $  91,368
                                                                                              ---------
EXPENSES:
 Management fees                                                                              $  22,576
 Transfer agent fees                                                                                782
 Distribution fees (Class II)                                                                     8,066
 Administrative fees                                                                              9,469
 Custodian fees                                                                                  10,680
 Professional fees                                                                               18,718
 Printing                                                                                         5,541
 Fees and expenses of nonaffiliated trustees                                                      1,923
 Miscellaneous                                                                                      468
                                                                                              ---------
  Total expenses                                                                              $  78,223
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.       (45,941)
                                                                                              ---------
  Net expenses                                                                                $  32,282
                                                                                              ---------
   Net investment income                                                                      $  59,086
                                                                                              ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from:
 Investments                                                                                  $  36,337
                                                                                              ---------
Change in net unrealized gain or (loss) from:
 Investments                                                                                  $ 227,773
                                                                                              ---------
Net gain on investments                                                                       $ 264,110
                                                                                              =========
Net increase in net assets resulting from operations                                          $ 323,196
                                                                                              =========

10 The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           Six Months         3/18/05
                                                                             Ended         (Commencement
                                                                            6/30/06        of Operations)
                                                                          (unaudited)       to 12/31/05
FROM OPERATIONS:
Net investment income                                                    $     59,086       $   17,229
Net realized gain (loss) on investments                                        36,337          (41,677)
Change in net unrealized gain or (loss) on investments                        227,773          260,217
                                                                         ------------       ----------
  Net increase in net assets resulting from operations                   $    323,196       $  235,769
                                                                         ------------       ----------
DISTRIBUTIONS TO SHAREOWNERS
Net investment income:
 Class II                                                                $    (17,546)      $       --
                                                                         ------------       ----------
  Total distributions to shareowners                                     $    (17,546)      $       --
                                                                         ------------       ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                         $  5,316,370       $4,361,712
Reinvestment of distributions                                                  17,128               --
Cost of shares repurchased                                                 (1,316,243)         (74,388)
                                                                         ------------       ----------
  Net increase in net assets resulting from Fund share transactions      $  4,017,255       $4,287,324
                                                                         ------------       ----------
  Net increase in net assets                                             $  4,322,905       $4,523,093
NET ASSETS:
Beginning of period                                                         4,523,093               --
                                                                         ------------       ----------
End of period                                                            $  8,845,998       $4,523,093
                                                                         ============       ==========
Undistributed net investment income, end of period                       $     59,053       $   17,513
                                                                         ============       ==========


The accompanying notes are an integral part of these financial statements.  11

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Cullen Value VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
     Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth
       Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio)
     Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity
       Income Portfolio)
     Pioneer Balanced VCT Portfolio (Balanced Portfolio)
     Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America
       Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio)
       (Class II shares only)
   Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio)
       (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)

   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The Cullen Value Portfolio commenced operations on March 18, 2005.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Cullen Value VCT Portfolio seeks capital appreciation and, secondarily, it seeks income.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. Investing in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A. Security Valuation
   Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At December 31, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Taxes

   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Cullen Value Portfolio had a net capital loss carryforward of $38,265, which will expire in 2013, if not utilized.

   The Portfolio elected to defer $3,412 in capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ended December 31, 2006.

   The tax character of current year distributions paid will be determined at the end of the fiscal year. The following chart shows the distributions paid during the year ended December 31, 2005 and the components of distributable earnings (accumulated losses) as of December 31, 2005.

----------------------------------------------------------
                                                  2005
----------------------------------------------------------
  Distributable Earnings
    (Accumulated Losses):
  Undistributed ordinary income                 $ 17,513
  Undistributed long-term gain/(capital loss
    carryforward)                                (38,265)
  Post-October loss deferred                      (3,412)
  Unrealized appreciation (depreciation)         260,217
                                                --------
    Total                                       $236,053
                                                ========
----------------------------------------------------------

C. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006. Distribution fees are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

D. Securities Lending
   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

E. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

   (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006, $231 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

Through May 1, 2007, PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets attributable to Class II shares.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $282 in transfer agent fees payable to PIMSS at June 30, 2006.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $59 payable to PFD at June 30, 2006.

5. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2006, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:


---------------------------------------------------------------------------------------------
                                                                                    Net
                                                 Gross            Gross        Appreciation/
                               Tax Cost      Appreciation     Depreciation     (Depreciation)
---------------------------------------------------------------------------------------------
 Cullen Value Portfolio      $8,885,197        $608,879        $ (120,889)        $487,990
                             ==========        ========        ===========        ========
---------------------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2006, were $5,013,239 and $674,711, respectively.

7. Capital Shares

At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005:

-------------------------------------------------------------------------------------------------
                                     '06 Shares       '06 Amount
Fund Portfolio                      (unaudited)      (unaudited)      '05 Shares      '05 Amount
-------------------------------------------------------------------------------------------------
 CLASS II:
 Shares sold                           464,882      $  5,316,370       418,641       $4,361,712
 Reinvestment of distributions           1,514            17,128            --               --
 Shares repurchased                   (116,257)       (1,316,243)       (7,130)         (74,388)
                                      ----------------------------------------------------------
 Net increase                          350,139      $  4,017,255       411,511       $4,287,324
                                      ==========================================================
-------------------------------------------------------------------------------------------------

Pioneer Cullen Value VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Osbert M. Hood, Executive Vice
President                               Vincent Nave, Treasurer
Mary K. Bush                            Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Thomas J. Perna
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Subadviser
Cullen Capital Management, LLC

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company,
Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

                                                                   19637-00-0806


                                                [LOGO] PIONEER
                                                       Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST
                     Pioneer Equity Opportunity VCT Portfolio -- Class II Shares
                                                               SEMIANNUAL REPORT
                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table   of   Contents
--------------------------------------------------------------------------------

Pioneer Equity Opportunity VCT Portfolio
  Portfolio and Performance Update               2
  Comparing Ongoing Portfolio Expenses           3
  Portfolio Management Discussion                4
  Schedule of Investments                        6
  Financial Statements                           8
  Notes to Financial Statements                 12
  Trustees, Officers and Service Providers      15

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Depositary Receipts for International Stocks            1.6%
Temporary Cash Investments                              6.1%
U.S. Common Stocks                                     92.3%


Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Consumer Discretionary           0.7%
Consumer Staples                 2.6%
Information Technology           3.0%
Energy                           7.7%
Health Care                     12.6%
Utilities                       15.6%
Materials                       16.7%
Industrials                     20.3%
Financials                      20.8%

Five Largest Holdings
(As a percentage of equity holdings)

 1.      Host Hotels &
          Resorts, Inc.             4.22%
 2.      Southern Union Co.         4.18%
 3.      Kinder Morgan, Inc.        3.32%
 4.      Equity Office
          Properties Trust          3.18%
 5.      NRG Energy, Inc.           3.12%

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/06       12/31/05
Net Asset Value per Share     $ 11.51       $ 10.78

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)          Income         Capital Gains     Capital Gains
                            $ 0.0398       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Equity Opportunity VCT Portfolio at net asset value, compared to that of the Russell 2500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA IS A REPRESENTATION OF A LINE CHART IN THE PRINTED MATERIAL]

              Pioneer Equity       Russell
               Opportunity          2500
              VCT Portfolio        Index

Mar-05            10,000            10,000
Jun-05            10,396            10,452
Jun-06            11,739            11,867

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.


--------------------------------------------------------------------------------
Cumulative Total Returns
(As of June 30, 2006)

---------------------------
Net Asset Value
---------------------------
Life-of-Class       11.88%
(3/18/05)
1 Year              12.92%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity VCT
Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006.


Share Class                                    II
--------------------------------------------------------
Beginning Account Value on 1/1/06         $ 1,000.00
Ending Account Value on 6/30/06           $ 1,071.60
Expenses Paid During Period*              $     6.42

* Expenses are equal to the Portfolio's annualized expense ratio of 1.25% for Class II shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity VCT
Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006.


Share Class                                II
-------------------------------------------------
Beginning Account Value on 1/1/06      $ 1,000.00
Ending Account Value on 6/30/06        $ 1,018.60
Expenses Paid During Period*           $     6.26

* Expenses are equal to the Portfolio's annualized expense ratio of 1.25% for Class II shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

Pioneer Equity Opportunity VCT Portfolio's focus on key sectors led to positive returns over the past six months. In the following discussion, portfolio manager Margie Patel details the market background and discusses some of the strategies she employed.

Q: How did the Portfolio perform over this period?
A: For the six months ended June 30, 2006, the Portfolio's Class II shares returned 7.16% at net asset value. The Portfolio's benchmark, the Russell 2500 Index, returned 6.32%. The Portfolio's 84 Mid-Cap Core peers returned 4.02% over the six months.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Please describe the investment background and the areas you have been emphasizing.
A: Equity markets began moving higher in October and rose through the first half of 2006. Investors seemed eager to add to stock portfolios despite record prices for energy, rising interest rates and some hints that the economy's rate of expansion might decelerate. Stocks turned lower in May, however, especially for companies whose fortunes are linked to volatile commodity prices. Also contributing to the decline was uncertainty over how fast and how aggressively the Federal Reserve Board, under its new chairman, might hike interest rates as it sought to restrain inflationary forces. While the economy continues tracking close to its long-term growth rate, our industry analysis has led us to sectors that we believe are capable of outperforming the economy as a whole. In particular, we have been finding attractive investment candidates in the industrial, basic materials, financial services and health-care sectors. Within those sectors, we then sought individual issues whose current valuations appeared to understate the long-term potential we see in them.

   We think industrial firms should benefit from continued global growth. In addition, the current stretch of better business conditions has bolstered optimism among corporate managers. That increased confidence could translate into greater capital expenditures, benefiting a range of industrial suppliers.

   We believe that expanding demand for metals and other basic materials should absorb or exceed the new capacity that is coming on-line. Resulting higher operating rates could then lead to improved cash flows.
   Within the financials sector, we are emphasizing real estate investment trusts (REITs), whose holdings are diversified by geography and type, office buildings, shopping centers, and industrial facilities. The current relationship between supply and demand points to stronger rental markets, reversing the trend of recent years, when expired leases were often replaced by leases at lower rents. Further, we believe that increased economic activity should improve income, and some REITs are working to bolster their cash flow through new property development.

Q: Which holdings had a beneficial impact on performance during this period?
A: Our disciplined, value-centered approach seeks companies whose growth prospects exceed stock valuations at the time of purchase. Other investors also saw strong potential in some of our selections. As a result, four holdings -- paper and building materials maker Georgia-Pacific; gold miner Placer Dome; Fisher Scientific, which provides products for scientific research; and hotel operator MeriStar -- were targets of buyout offers. In addition, Kinder Morgan, an energy distribution company, has received a management offer to take it private. All of these transactions brought profits to the Portfolio.

   In materials, both Arch Chemicals and FMC rose as firmer prices for chemicals led to stronger earnings. Shares of metals producer Inco moved sharply higher thanks in part to two unsolicited takeover offers and strong demand for nickel.

   Forest City Enterprises, a major owner and developer of commercial and residential properties, also contributed to results, reflecting its positive rental outlook and slate of development projects.

A Word About Risk:

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. When interest rates rise, the prices of fixed income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investments in high yield or lower-rated securities are subject to greater-than-average risk.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: Which of your decisions hurt overall performance?

A: We felt valuations among energy companies were too high, a decision that undercut comparative results as the sector moved higher. Shares of Getty Images, which provides visual content to filmmakers, broadcasters and others, slumped as growth prospects for the media image business appeared to stall. The possibility that energy prices had peaked drove down the stock of Edison International. Results were disappointing at NOVA Chemicals, a producer of commodity chemicals. At issue were operating difficulties at some of NOVA's facilities and concerns that excess supply might weaken prices for some core products. Getty, Edison and NOVA were not held in the Portfolio as of June 30, 2006.

   PDL BioPharma, a volatile biotechnology stock, fell. Earnings expectations were undercut by unexpectedly high research and development costs tied to clinical trials.

Q: What is your outlook, and how does the Portfolio reflect that outlook?
A: We believe that global and U.S. economies will continue to grow over the longer term. We also think that the impact of higher interest rates will not be so great as to stifle expansion. While volatile commodity prices have caused sharp price swings in some areas of emphasis, we anticipate continued growth in demand. Most importantly, we have selected the companies in the Portfolio based on our assessment of their potential to increase in value by expanding their earnings over the longer term. Historically, short-term profit swings have carried little weight in our stock selection process.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

      Shares                                                  Value
                   COMMON STOCKS - 93.2%
                   Energy - 7.2%
                   Coal & Consumable Fuels - 1.4%
         151       Foundation Coal Holdings, Inc.*          $ 7,086
                                                            -------
                   Oil & Gas Exploration & Production - 0.1%
          15       Pogo Producing Co.*                      $   692
                                                            -------
                   Oil & Gas Refining & Marketing - 2.6%
         185       Tesoro Petroleum Corp.                   $13,757
                                                            -------
                   Oil & Gas Storage & Transportation - 3.1%
         163       Kinder Morgan, Inc.                      $16,282
                                                            -------
                   Total Energy                             $37,817
                                                            -------
                   Materials - 15.5%
                   Aluminum - 1.4%
         231       Alcoa, Inc.                              $ 7,475
                                                            -------
                   Commodity Chemicals - 0.1%
          20       Georgia Gulf Corp.*                      $   500
                                                            -------
                   Construction Materials - 2.7%
         269       Texas Industries, Inc.                   $14,284
                                                            -------
                   Diversified Chemical - 2.8%
         155       FMC Corp.*                               $ 9,980
         259       Olin Corp.                                 4,644
                                                            -------
                                                            $14,624
                                                            -------
                   Fertilizers & Agricultural Chemicals - 2.0%
         254       The Scotts Miracle-Gro Co.               $10,749
                                                            -------
                   Gold - 1.6%
         280       Barrick Gold Corp.*                      $ 8,288
                                                            -------
                   Industrial Gases - 1.6%
         133       Air Products & Chemicals, Inc.           $ 8,501
                                                            -------
                   Metal & Glass Containers - 0.3%
         100       Owens-Illinois, Inc.*                    $ 1,676
                                                            -------
                   Paper Products - 0.5%
       1,000       Abitibi-Consolidated, Inc.               $ 2,740
                                                            -------
                   Specialty Chemicals - 2.5%
         200       Arch Chemicals, Inc.                     $ 7,210
         322       RPM, Inc.                                  5,796
                                                            -------
                                                            $13,006
                                                            -------
                   Total Materials                          $81,843
                                                            -------
                   Capital Goods - 16.9%
                   Aerospace & Defense - 1.4%
         300       EDO Corp.*                               $ 7,302
                                                            -------
                   Building Products - 1.3%
         267       Lennox International, Inc.               $ 7,070
                                                            -------
                   Construction & Farm Machinery &
                   Heavy Trucks - 0.4%
         152       Wabash National Corp.                    $ 2,335
                                                            -------


       Shares                                                 Value
                   Electrical Component & Equipment - 4.6%
          63       AMETEK, Inc.                             $ 2,985
         100       Franklin Electric Co., Inc.*               5,164
         221       General Cable Corp.*                       7,735
         178       Roper Industries, Inc.*                    8,322
                                                            -------
                                                            $24,206
                                                            -------
                   Industrial Machinery - 7.6%
         187       Donaldson Co., Inc.                      $ 6,334
          60       Gardner Denver, Inc.*                      2,310
         306       ITT Industries, Inc.                      15,147
         135       Kaydon Corp.                               5,037
         109       Kennametal, Inc.                           6,785
          55       Parker Hannifin Corp.                      4,268
                                                            -------
                                                            $39,881
                                                            -------
                   Trading Companies & Distributors - 1.6%
         123       Wesco International, Inc.*               $ 8,487
                                                            -------
                   Total Capital Goods                      $89,281
                                                            -------
                   Commercial Services & Supplies - 1.9%
                   Office Services & Supplies - 1.9%
         175       Avery Dennison Corp.*                    $10,161
                                                            -------
                   Total Commercial Services &
                   Supplies                                 $10,161
                                                            -------
                   Media - 0.7%
                   Advertising - 0.7%
         426       The Interpublic Group of Companies,
                   Inc.*(a)                                 $ 3,557
                                                            -------
                   Total Media                              $ 3,557
                                                            -------
                   Food, Beverage & Tobacco - 1.6%
                   Packaged Foods & Meats - 1.6%
         257       McCormick & Co., Inc.                    $ 8,622
                                                            -------
                   Total Food, Beverage & Tobacco           $ 8,622
                                                            -------
                   Household & Personal Products - 0.8%
                   Personal Products - 0.8%
          85       Alberto-Culver Co. (Class B)             $ 4,141
                                                            -------
                   Total Household & Personal
                   Products                                 $ 4,141
                                                            -------
                   Health Care Equipment & Services - 4.7%
                   Health Care Distributors - 0.7%
         136       Owens & Minor, Inc.                      $ 3,890
                                                            -------
                   Health Care Equipment - 1.8%
          69       Beckman Coulter, Inc.*                   $ 3,833
         242       Steris Corp.                               5,532
                                                            -------
                                                            $ 9,365
                                                            -------
                   Health Care Supplies - 2.2%
          83       Haemonetics Corp.*                       $ 3,860
         280       Inverness Medical Innovations, Inc.*       7,904
                                                            -------
                                                            $11,764
                                                            -------
                   Total Health Care Equipment &
                   Services                                 $25,019
                                                            -------

6  The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       Shares                                                      Value
                   Pharmaceuticals & Biotechnology - 7.0%
                   Biotechnology - 1.5%
         65        Cubist Pharmaceuticals, Inc.*                 $  1,637
        200        Human Genome Sciences, Inc.*                     2,140
        214        PDL BioPharma, Inc.*                             3,940
                                                                 --------
                                                                 $  7,717
                                                                 --------
                   Life Sciences Tools & Services - 4.8%
        125        Bio-Rad Laboratories, Inc.*                   $  8,118
        101        Fisher Scientific International, Inc.*           7,378
        270        Thermo Electron Corp.*                           9,785
                                                                 --------
                                                                 $ 25,281
                                                                 --------
                   Pharmaceuticals - 0.7%
        150        Bristol-Myers Squibb Co.                      $  3,879
                                                                 --------
                   Total Pharmaceuticals &
                   Biotechnology                                 $ 36,877
                                                                 --------
                   Banks - 1.1%
                   Thrifts & Mortgage Finance - 1.1%
        280        Sovereign Bancorp, Inc.                       $  5,694
                                                                 --------
                   Total Banks                                   $  5,694
                                                                 --------
                   Insurance - 0.7%
                   Insurance Brokers - 0.7%
        100        Aon Corp.*                                    $  3,482
                                                                 --------
                   Total Insurance                               $  3,482
                                                                 --------
                   Real Estate - 17.7%
                   Diversified Real Estate
                   Investment Trust's - 2.8%
        154        Liberty Property Trust (a)                    $  6,807
        214        Washington Real Estate Investment Trust*         7,854
                                                                 --------
                                                                 $ 14,661
                                                                 --------
                   Office Real Estate Investment Trust's - 5.2%
        428        Equity Office Properties Trust (a)            $ 15,626
        262        Mack-Cali Realty Corp.                          12,031
                                                                 --------
                                                                 $ 27,657
                                                                 --------
                   Real Estate Management &
                   Development - 1.7%
        175        Forest City Enterprises, Inc.                 $  8,734
                                                                 --------
                   Retail Real Estate Investment Trust's - 4.1%
        100        Federal Realty Investment Trust               $  7,000
        150        General Growth Pro TLB SC                        6,759
        187        Saul Centers, Inc.                               7,626
                                                                 --------
                                                                 $ 21,385
                                                                 --------
                   Specialized Real Estate
                   Investment Trust's - 3.9%
        948        Host Hotels & Resorts, Inc.*                  $ 20,733
                                                                 --------
                   Total Real Estate                             $ 93,170
                                                                 --------


      Shares                                                       Value
                   Technology Hardware & Equipment - 1.7%
                   Electronic Equipment & Instruments - 1.7%
        110        Amphenol Corp.*                               $  6,155
         50        Itron, Inc.*                                     2,963
                                                                 --------
                                                                 $  9,118
                                                                 --------
                   Total Technology Hardware &
                   Equipment                                     $  9,118
                                                                 --------
                   Semiconductors - 1.1%
                   Semiconductor Equipment - 1.1%
        252        FEI Co.*(a)                                   $  5,715
                                                                 --------
                   Total Semiconductors                          $  5,715
                                                                 --------
                   Utilities - 14.5%
                   Gas Utilities - 10.8%
        404        Atmos Energy Corp.                            $ 11,276
        275        National Fuel Gas Co.                            9,664
        108        Questar Corp.                                    8,693
        567        SEMCO Energy, Inc.*                              3,153
        758        Southern Union Co.*                             20,510
        121        Washington Gas Light Co.*                        3,503
                                                                 --------
                                                                 $ 56,799
                                                                 --------
                   Independent Power Producer &
                   Energy Traders - 2.9%
        318        NRG Energy, Inc.*                             $ 15,321
                                                                 --------
                   Multi-Utilities - 0.8%
        127        OGE Energy Corp.*                             $  4,449
                                                                 --------
                   Total Utilities                               $ 76,569
                                                                 --------
                   TOTAL COMMON STOCKS
                   (Cost $456,585)                               $491,066
                                                                 --------
                   TEMPORARY CASH INVESTMENTS - 6.1%
                   Security Lending Collateral - 6.1%
     31,953        Securities Lending Investment Fund, 5.16%     $ 31,953
                                                                 --------
                   TOTAL TEMPORARY CASH INVESTMENTS
                   (Cost $31,953)                                $ 31,953
                                                                 --------
                   TOTAL INVESTMENT IN SECURITIES - 99.3%
                   (Cost $488,538)                               $523,019
                                                                 --------
                   OTHER ASSETS AND LIABILITIES - 0.7%           $  3,779
                                                                 --------
                   TOTAL NET ASSETS - 100.0%                     $526,798
                                                                 ========

*    Non-income producing security.
(a)  At June 30, 2006, the following securities were out on loan:

  Shares   Security                                  Market Value
  424      Equity Office Properties Trust              $15,480
  249      FEI Co.*                                      5,647
  422      The Interpublic Group of Companies, Inc.*     3,524
  152      Liberty Property Trust                        6,719
                                                       -------
           Total                                       $31,370
                                                       =======



The accompanying notes are an integral part of these financial statements. 7

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  Six Months
                                                                                    Ended            3/18/05 (a)
                                                                                   6/30/06               to
Class II                                                                         (unaudited)          12/31/05
Net asset value, beginning of period                                             $ 10.78             $ 10.00
                                                                                 -------             -------
Increase from investment operations:
 Net investment income                                                           $  0.01             $  0.07
 Net realized and unrealized gain on investments                                    0.76                0.71
                                                                                 -------             -------
    Net increase from investment operations                                      $  0.77             $  0.78
Distributions to shareholders:
 Net investment income                                                           $ (0.04)            $    --
                                                                                 -------             -------
  Net increase in net asset value                                                $  0.73             $  0.78
                                                                                 -------             -------
Net asset value, end of period                                                   $ 11.51             $ 10.78
                                                                                 =======             ========
Total return*                                                                       7.16%               7.80%(b)
Ratio of net expense to average net assets                                          1.25%**             1.25%**
Ratio of net investment income to average net assets                                0.76%**             1.05%**
Portfolio turnover rate                                                               50%**                3%(b)
Net assets, end of period (in thousands)                                         $   527             $   314
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                      25.34%**            38.61%**
 Net investment loss                                                              (23.33)%**          (36.32)%**

(a) Class II shares were first publicly offered on March 18, 2005.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

8 The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $31,370) (cost      $ 523,019
  $488,538)
 Cash                                                                                      76,510
 Receivables -
 Investment securities sold                                                                 6,149
 Fund shares sold                                                                          10,304
 Dividends, interest and foreign taxes withheld                                               634
 Due from Pioneer Investment Management, Inc.                                               6,583
 Other                                                                                        455
                                                                                        ---------
  Total assets                                                                          $ 623,654
                                                                                        ---------
LIABILITIES:
 Payables -
 Investment securities purchased                                                        $  33,643
 Fund shares repurchased                                                                      189
 Upon return of securities loaned                                                          31,953
 Due to affiliates                                                                            562
 Accrued expenses                                                                          30,509
                                                                                        ---------
  Total liabilities                                                                     $  96,856
                                                                                        ---------
NET ASSETS:
 Paid-in capital                                                                        $ 483,636
 Undistributed net investment income                                                        1,852
 Accumulated undistributed net realized gain                                                6,829
 Net unrealized gain on investments                                                        34,481
                                                                                        ---------
  Total net assets                                                                      $ 526,798
                                                                                        ---------
NET ASSET VALUE PER SHARE:
Class II:
 No par value (unlimited number of shares authorized)
 Net assets                                                                             $ 526,798
 Shares outstanding                                                                        45,751
                                                                                        ---------
 Net asset value per share                                                              $   11.51

The accompanying notes are an integral part of these financial statements. 9

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $18)                                             $   3,473
 Interest                                                                                           287
 Income on securities loaned, net                                                                     9
                                                                                              ---------
  Total investment income                                                                     $   3,769
                                                                                              ---------
EXPENSES:
 Management fees                                                                              $   1,409
 Transfer agent fees                                                                                730
 Distribution fees (Class II)                                                                       797
 Administrative fees                                                                              9,441
 Custodian fees                                                                                   6,154
 Professional fees                                                                               19,685
 Printing                                                                                         5,081
 Fees and expenses of nonaffiliated trustees                                                      4,164
 Miscellaneous                                                                                       99
                                                                                              ---------
  Total expenses                                                                              $  47,560
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.       (45,212)
                                                                                              ---------
  Net expenses                                                                                $   2,348
                                                                                              ---------
   Net investment income                                                                      $   1,421
                                                                                              ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain from:
 Investments                                                                                  $   8,740
                                                                                              ---------
 Change in net unrealized gain from:
 Investments                                                                                  $  16,603
                                                                                              ---------
 Net gain on investments                                                                      $  25,343
                                                                                              ---------
 Net increase in net assets resulting from operations                                         $  26,764
                                                                                              =========


10 The accompanying notes are an integral part of these financial statements.

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          Six Months        3/18/05
                                                                            Ended        (Commencement
                                                                           6/30/06       of Operations)
                                                                         (unaudited)      to 12/31/05
FROM OPERATIONS:
Net investment income                                                     $  1,421         $   2,080
Net realized gain (loss) on investments                                      8,740            (1,911)
Change in net unrealized gain or loss on investments                        16,603            17,878
                                                                          --------         ---------
  Net increase in net assets resulting from operations                    $ 26,764         $  18,047
                                                                          --------         ---------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
 Class II                                                                 $ (1,759)        $      --
                                                                          --------         ---------
  Total distributions to shareowners                                      $ (1,759)        $      --
                                                                          --------         ---------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                          $193,837         $ 339,533
Reinvestment of distributions                                                  963                --
Cost of shares repurchased                                                  (7,056)          (43,531)
                                                                          --------         ---------
  Net increase in net assets resulting from fund share transactions       $187,744         $ 296,002
                                                                          --------         ---------
  Net increase in net assets                                              $212,749         $ 314,049
NET ASSETS:
Beginning of period                                                        314,049                --
                                                                          --------         ---------
End of period                                                             $526,798         $ 314,049
                                                                          ========         =========
Undistributed net investment income, end of period                        $  1,852         $   2,190
                                                                          ========         =========


The accompanying notes are an integral part of these financial statements. 11

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
The Pioneer Equity Opportunity VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
     Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio)
     Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
     Pioneer Balanced VCT Portfolio (Balanced Portfolio)
     Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)

   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The Equity Opportunity Portfolio commenced operations on March 18, 2005.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The Equity Opportunity Portfolio seeks long-term capital growth and secondarily, it seeks income.

The financial statements and financial highlights of all other Portfolios are presented in separate books. The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A. Security Valuation
   Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. The Portfolio also may use the fair value of a security,

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2006, there were no fair valued securities. Temporary cash investments are valued at amortized cost. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Taxes

   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist. Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Equity Opportunity Portfolio had a net capital loss carryforward of $437, which will expire in 2013, if not utilized.

   The Portfolio elected to defer $1,474 in capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ended December 31, 2006.

   The tax character of current year distributions paid will be determined at the end of the fiscal year. There were no distributions paid during the year ended December 31, 2005. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2005 on a tax basis.

-----------------------------------------------------
                                               2005
-----------------------------------------------------
  Distributable Earnings
   (Accumulated Losses):
  Undistributed ordinary income                2,190
  Undistributed long-term gain/
   (capital loss carryforward)                  (437)
  Post-October loss deferred                  (1,474)
  Unrealized appreciation (depreciation)      17,878
                                             -------
   Total                                     $18,157
                                             =======
-----------------------------------------------------

C. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006. Distribution fees are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

D. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

   Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006, $203 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

Through May 1, 2007, PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.25% of the average daily net assets attributable to class II shares.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $355 in transfer agent fees payable to PIMSS at June 30, 2006.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $4 payable to PFD at June 30, 2006.

5. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2006, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

-----------------------------------------------------------------------------------------------
                                                                                       Net
                                                    Gross            Gross        Appreciation/
                                   Tax Cost     Appreciation     Depreciation     (Depreciation)
-----------------------------------------------------------------------------------------------
 Equity Opportunity Portfolio      $488,538        $48,849        $ (14,368)         $34,481
                                   ========        =======        ==========         =======
-----------------------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2006, was $215,209 and $99,337, respectively.

7. Capital Shares

At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005:

-----------------------------------------------------------------------------------------------
                                     '06 Shares      '06 Amount
Equity Opportunity Portfolio        (unaudited)     (unaudited)     '05 Shares     '05 Amount
-----------------------------------------------------------------------------------------------
 CLASS II:
 Shares sold                          17,139         $193,837         33,266       $ 339,533
 Reinvestment of distributions            87              963             --              --
 Shares repurchased                     (612)          (7,056)        (4,129)        (43,531)
                                      -------------------------------------------------------
 Net increase                         16,614         $187,744         29,137       $ 296,002
                                      =======================================================
-----------------------------------------------------------------------------------------------

Pioneer Equity Opportunity VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Osbert M. Hood, Executive Vice
President                               Vincent Nave, Treasurer
Mary K. Bush                            Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Thomas J. Perna
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company,
Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

                                                                   19638-00-0806



                                                           [Logo] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST
               Pioneer Small and Mid Cap Growth VCT Portfolio -- Class II Shares

                                                               SEMIANNUAL REPORT
                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Small and Mid Cap Growth VCT Portfolio

  Portfolio and Performance Update                           2

  Comparing Ongoing Portfolio Expenses                       3

  Portfolio Management Discussion                            4

  Schedule of Investments                                    6

  Financial Statements                                       8

  Notes to Financial Statements                             12

  Trustees, Officers and Service Providers                  15

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------
Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                                     85.0%
Temporary Cash Investment                              12.2%
Depositary Receipts for International Stocks            2.8%

Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Information Technology                                 26.7%
Health Care                                            21.9%
Consumer Discretionary                                 16.8%
Industrials                                            11.9%
Financials                                             10.0%
Energy                                                  6.6%
Materials                                               3.3%
Consumer Staples                                        2.8%

Five Largest Holdings
(As a percentage of equity holdings)

  1.      Expeditors International of
            Washington, Inc.                 3.75%
  2.      Sigma-Aldrich Corp.                3.32%
  3.      WPP Group Plc                      3.18%
  4.      Fiserv, Inc.                       3.13%
  5.      Trimble Navigation, Ltd.           3.08%

The Portfolio is actively managed and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------
Prices and Distributions

                                6/30/06       12/31/05
Net Asset Value per Share       $11.66         $11.37

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)          Income         Capital Gains     Capital Gains
                            $    -         $    -            $    -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Small and Mid Cap Growth VCT Portfolio at net asset value, compared to that of the Russell 2500 Growth Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING TABLE WAS DEPICTED AS A LINE CHART IN THE PRINTED MATERIAL.]

          Pioneer Small and
           Mid Cap Growth         Russell 2500
            VCT Portfolio         Growth Index
3/04            10,000                10,000
6/04            10,742                10,013
6/05            10,504                10,761
6/06            11,533                12,334

The Russell 2500 Growth Index measures the performance of U.S. small- and mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                     6.93%
(3/15/04)
1 Year                            9.79%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small and Mid Cap Growth VCT Portfolio PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small and Mid Cap Growth VCT Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006

Share Class                                        II
--------------------------------------------------------------
       Beginning Account Value on 1/1/06       $ 1,000.00
       Ending Account Value on 6/30/06         $ 1,025.50
       Expenses Paid During Period*            $     5.02

* Expenses are equal to the Portfolio's annualized expense ratio of 1.00% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small and Mid Cap Growth VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2006 through June 30, 2006

Share Class                                        II
--------------------------------------------------------------
       Beginning Account Value on 1/1/06       $ 1,000.00
       Ending Account Value on 6/30/06         $ 1,019.84
       Expenses Paid During Period*            $     5.01

* Expenses are equal to the Portfolio's annualized expense ratio of 1.00% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Small and Mid Cap Growth VCT Portfolio PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

The nation's equity markets went through two very different periods during the first half of 2006. The first four months saw the major stock indexes rise, led by more volatile sectors, including small-cap stocks, emerging market companies and commodity-linked corporations. In May and June, however, market trends reversed themselves and the more volatile parts of the market tended to suffer the greatest declines. In the following interview, L. Roy Papp and Rosellen Papp, members of the management team of L. Roy Papp & Associates, LLP, which is responsible for the Fund's management, discuss the factors that influenced the performance of Pioneer Small and Mid Cap Growth VCT Portfolio during the six months ended June 30, 2006.

Q:   How did the Portfolio perform during the six months ended June 30, 2006?

A: Class II shares of Pioneer Small and Mid Cap Growth VCT Portfolio had a total return of 2.55% for the six months, at net asset value. During the same period, the Russell 2500 Growth Index produced a total return of 4.98%, while the average return of the 138 funds in Lipper's Mid-Cap Growth category was 2.77%.

     Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   How did the market environment influence performance?

A: Even though several of our holdings fared relatively well in May and June, we trailed the Russell 2500 Growth Index, which focuses on smaller-cap companies than our Portfolio.

     The performance of the stock market did not reflect the underlying strength of the economy in the first six months of 2006. Economic growth was brisk, unemployment was low, and the second calendar quarter of 2006 is likely to be the seventeenth consecutive quarter in which corporate profits climb by more than 10%. For the first four months of 2006, the stock market averages climbed on this favorable news. However, on May 10, the trend reversed direction and stock prices started heading down. The immediate cause was the action of the U.S. Federal Reserve Board to raise the key Fed Funds rate from 4.75% to 5.00%, the 16th rate hike since the Fed began tightening in June 2004. The Fed followed up in late June by raising the rate once again, to 5.25%. Investors became increasingly concerned that the Fed might go too far in its effort to control growth and limit inflationary pressures and thereby increase the chances the economy could fall into recession. As a result, stocks began falling, consistent with the view that a recession was possible.

     The stock market rally in the first four months of 2006 was led by highly speculative parts of the markets, including basic materials, industrials, small-cap and emerging market companies. This was an environment that did not favor the strategy of Pioneer Small and Mid Cap Growth VCT Portfolio, which focuses on medium-sized, higher quality, industry-leading companies with good growth records. However, when volatility increased in May and June, our emphasis on quality helped the Portfolio better withstand the downward move in stock prices.

Q:   What were your principal strategies during the six months?

A: One of the key decisions we made during the period was to place more emphasis on energy companies, which we had underweighted in the belief that oil and natural gas prices were too high. However, as world events unfolded, we revised our opinion because we believed that the higher prices reflected the worsening of international tensions. As a consequence, we added some energy positions, particularly in the oil field and gas services industries, where we saw significant opportunities. Among the new energy investments were Cameron International and FMC Technologies, two oil field services companies; Tetra Technologies, which specializes in de-commissioning older offshore drilling platforms; Chesapeake Energy, which is involved in natural gas exploration and production; and Pioneer Natural Resources, an oil and gas exploration and production company. While the Portfolio's underweight in the energy sector held back results early in the six months, the increased emphasis on energy helped later in the six-month period.

     Most of our decisions are based on long-term investment themes that we have been pursuing. Two of those themes relate to significant demographic changes occurring in our society as a result of the aging of the baby-boom generation, the first members of which are entering their 60s. The maturing of this generation is creating great demand for retirement products and services and provides an important opportunity for financial services firms that offer retirement products. The aging of this generation also creates new demands for health-care services and products -- demands that are likely to persist.

A Word About Risk:

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Portfolio invests in a limited number of securities and, as a result, the Portfolio's performance may be more volatile than the performance of other portfolios holding more securities. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Two other trends relate to changes in the economy and in business. New information technology products have had a great impact on increasing the productivity and the competitiveness of corporations. At the same time, the globalization of the economy has created long-term opportunities for companies that have positioned themselves to benefit from international trade.

     For several years, small-cap stocks have outperformed mid-cap stocks. We've had to work harder in our research to uncover more compelling valuation opportunities in mid-cap companies as opposed to the small-caps that have continued to power the Russell 2500 Growth Index during the first half of 2006.

Q: What types of investments had the greatest impact on results for the six months?

A: During the first six months of the year, performance trailed the Russell 2500 Growth Index due to differentials in sector weighting and a few individual companies that experienced specific challenges. The Portfolio was underweighted in energy even though we did add significantly to this sector during the quarter. We were also underweighted in industrials which performed well. We were overweighted in health care and information technology which have not performed well over the first half of the year.

     Some of the individual holdings that experienced challenges include technology position Adobe Systems, a software company specializing in digital imaging; KLA, which produces test equipment for the semiconductor manufacturing process; and Micros, which makes software for restaurants. In health care, Express-Scripts, a pharmacy benefits manager, declined because of profit taking by investors. Stryker, a leading producer of orthopedic devices, fell because of concerns that developing Medicare reimbursement formulas might adversely affect its revenues. In financial services, Federated Investors, a prominent manager of money market products, declined because of low short-term interest rates. We remain optimistic about the long-term opportunities for each of these companies.

     We also experienced weakness in Polaris, the recreational vehicle company that was hurt by inventory problems; Waters, which sells equipment to biotechnology industry but was beset by inconsistent earnings; and Plantronics, a headset manufacturer that attracted margin-eroding competition. During the first six months of the year, we liquidated each of these positions.

     Our underweight position in the consumer discretionary area helped results during period; however, we did add to our investments in that area finding attractive opportunities in upscale retailer, Coach, which is growing its international business and in International Speedway, which operates auto raceways and is benefiting from the growing popularity of NASCAR and other racing circuits.

     In health care, two holdings that helped results included Dentsply, which supplies dental equipment, and ResMed, which specializes in products for treating sleep disorders. Sigma-Aldrich, a newer position, also helped results. While Sigma-Aldrich is technically classified as a materials company, they supply equipment and chemicals for medical laboratories and pharmaceutical and related companies. Also supporting performance was our investment in Expeditors International of Washington state which handles logistical planning and is a beneficiary of increased trade between China and the United States. We also enjoyed good results from our investment in Trimble Navigation, which develops and produces software for global positioning satellite systems.

Q:   What is your investment outlook?

A: Entering the second half of 2006, the overall economy appears to be sound, which should be good for stocks. We think the correction in stock prices that occurred during the second quarter of the year was an overreaction. A Wall Street Journal poll of 56 professional economists on July 5, 2006 revealed that 54 of those economists believe the economy will continue to grow at a healthy pace for the remainder of 2006, perhaps with gross domestic product (GDP) growth in the range of 21/2% to 31/2%. We think the Federal Reserve Board may raise short-term interest rates once or twice more, before pausing. A look at historical trends reveals that when the economy is strong and the Fed stops raising interest rates, stocks generally perform well. At this stage, we think many stocks look inexpensive and represent a good long-term value.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

 Shares                                                              Value
              COMMON STOCKS - 98.2%
              Energy - 6.5%
              Oil & Gas Equipment & Services - 4.1%
  1,200       Cameron International Corp.*                      $   57,324
  1,100       FMC Technologies, Inc.*                               74,206
  2,500       TETRA Technologies, Inc.*                             75,725
                                                                ----------
                                                                $  207,255
                                                                ----------
              Oil & Gas Exploration & Production - 2.4%
  1,600       Chesapeake Energy Corp.*(a)                       $   48,400
  1,500       Pioneer Natural Resources Co.                         69,615
                                                                ----------
                                                                $  118,015
                                                                ----------
              Total Energy                                      $  325,270
                                                                ----------
              Materials - 3.3%
              Specialty Chemicals - 3.3%
  2,250       Sigma-Aldrich Corp.                               $  163,440
                                                                ----------
              Total Materials                                   $  163,440
                                                                ----------
              Capital Goods - 2.9%
              Building Products - 2.9%
  4,000       Simpson Manufacturing Co., Inc. (a)               $  144,200
                                                                ----------
              Total Capital Goods                               $  144,200
                                                                ----------
              Commercial Services & Supplies - 5.1%
              Diversified Commercial Services - 5.1%
  2,750       ChoicePoint, Inc.*                                $  114,868
  3,598       Cintas Corp.*(a)                                     143,056
                                                                ----------
                                                                $  257,924
                                                                ----------
              Total Commercial Services &
              Supplies                                          $  257,924
                                                                ----------
              Transportation - 3.7%
              Air Freight & Couriers - 3.7%
  3,300       Expeditors International of Washington, Inc.*     $  184,833
                                                                ----------
              Total Transportation                              $  184,833
                                                                ----------
              Consumer Durables & Apparel - 1.5%
              Apparel, Accessories & Luxury Goods - 1.5%
  2,500       Coach, Inc.*                                      $   74,750
                                                                ----------
              Total Consumer Durables & Apparel                 $   74,750
                                                                ----------
              Consumer Services - 6.2%
              Education Services - 1.5%
  3,500       DeVry, Inc.*                                      $   76,895
                                                                ----------
              Leisure Facilities - 2.5%
  2,700       International Speedway Corp.*                     $  125,199
                                                                ----------
              Restaurants - 2.2%
  3,000       Brinker International, Inc.                       $  108,900
                                                                ----------
              Total Consumer Services                           $  310,994
                                                                ----------

 Shares                                                              Value
              Media - 6.0%
              Advertising - 6.0%
  5,600       Harte-Hanks, Inc.                                 $  143,584
  2,600       WPP Group Plc                                        156,754
                                                                ----------
                                                                $  300,338
                                                                ----------
              Total Media                                       $  300,338
                                                                ----------
              Retailing - 2.8%
              Automotive Retail - 2.8%
  4,500       O'Reilly Automotive, Inc.*                        $  140,355
                                                                ----------
              Total Retailing                                   $  140,355
                                                                ----------
              Household & Personal Products - 2.8%
              Household Products - 2.8%
  2,300       Clorox Co.                                        $  140,231
                                                                ----------
              Total Household & Personal
              Products                                          $  140,231
                                                                ----------
              Health Care Equipment & Services - 16.0%
              Health Care Distributors - 1.6%
  2,400       Patterson Co's.*                                  $   83,832
                                                                ----------
              Health Care Equipment - 7.4%
  1,700       C. R. Bard, Inc.                                  $  124,542
  2,200       ResMed, Inc.*                                        103,290
  3,400       Stryker Corp.*                                       143,174
                                                                ----------
                                                                $  371,006
                                                                ----------
              Health Care Services - 4.0%
  1,500       Express Scripts, Inc.*                            $  107,610
  1,600       Medco Health Solutions, Inc.*                         91,648
                                                                ----------
                                                                $  199,258
                                                                ----------
              Health Care Supplies - 3.0%
  2,500       Dentsply International, Inc.                      $  151,500
                                                                ----------
              Total Health Care Equipment &
              Services                                          $  805,596
                                                                ----------
              Pharmaceuticals & Biotechnology - 5.5%
              Life Sciences Tools & Services - 5.5%
  4,500       Molecular Devices Corp.*                          $  137,520
  2,700       Techne Corp.*                                        137,484
                                                                ----------
                                                                $  275,004
                                                                ----------
              Total Pharmaceuticals &
              Biotechnology                                     $  275,004
                                                                ----------
              Banks - 2.7%
              Regional Banks - 2.7%
  8,300       UCBH Holdings, Inc. (a)                           $  137,282
                                                                ----------
              Total Banks                                       $  137,282
                                                                ----------


6   The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                              Value
              Diversified Financials - 7.0%
              Asset Management & Custody Banks - 7.0%
  4,100       Federated Investors, Inc.*                        $  129,150
  1,800       Investors Financial Services Corp. (a)                80,820
  3,800       T. Rowe Price Associates, Inc.                       143,678
                                                                ----------
                                                                $  353,648
                                                                ----------
              Total Diversified Financials                      $  353,648
                                                                ----------
              Software & Services - 11.0%
              Application Software - 2.0%
  3,300       Adobe Systems, Inc.*                              $  100,188
                                                                ----------
              Data Processing & Outsourced Services - 6.0%
  2,500       DST Systems, Inc.*                                $  148,750
  3,400       Fiserv, Inc.*                                        154,224
                                                                ----------
                                                                $  302,974
                                                                ----------
              Systems Software - 3.0%
  3,400       Micros Systems, Inc.*                             $  148,512
                                                                ----------
              Total Software & Services                         $  551,674
                                                                ----------
              Technology Hardware & Equipment - 7.9%
              Electronic Equipment & Instruments - 3.6%
  2,450       Mettler-Toledo International, Inc.*               $  148,397
  1,100       National Instruments Corp.                            30,140
                                                                ----------
                                                                $  178,537
                                                                ----------
              Electronic Manufacturing Services - 4.3%
  2,300       Molex, Inc.                                       $   66,078
  3,400       Trimble Navigation, Ltd.*                            151,776
                                                                ----------
                                                                $  217,854
                                                                ----------
              Total Technology Hardware &
              Equipment                                         $  396,391
                                                                ----------
              Semiconductors - 7.3%
              Semiconductor Equipment - 1.9%
  2,300       KLA-Tencor Corp.                                  $   95,611
                                                                ----------
              Semiconductors - 5.4%
  3,600       Linear Technology Corp. (a)                       $  120,564
  4,500       Microchip Technology                                 150,975
                                                                ----------
                                                                $  271,539
                                                                ----------
              Total Semiconductors                              $  367,150
                                                                ----------
              TOTAL COMMON STOCKS
              (Cost $4,366,072)                                 $4,929,080
                                                                ----------

 Shares                                                              Value
              TEMPORARY CASH INVESTMENT - 13.6%
              Security Lending Collateral - 13.6%
683,349       Securities Lending Investment Fund, 5.16%         $  683,349
                                                                ----------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $683,349)                                   $  683,349
                                                                ----------
              TOTAL INVESTMENT IN SECURITIES - 111.8%
              (Cost $5,049,421)                                 $5,612,429
                                                                ----------
              OTHER ASSETS AND
              LIABILITIES - (11.8)%                             $ (593,769)
                                                                ----------
              TOTAL NET ASSETS - 100.0%                         $5,018,660
                                                                ==========

*    Non-income producing security.
(a)  At June 30, 2006, the following securities were out on loan:

  Shares      Security                                Value
  1,584       Chesapeake Energy Corp.*               $ 47,916
  3,562       Cintas Corp.*                           141,625
  1,782       Investors Financial Services Corp.       80,012
  3,564       Linear Technology Corp.                 119,358
  3,960       Simpson Manufacturing Co., Inc.         142,758
  8,217       UCBH Holdings, Inc.                     135,909
                                                     --------
              Total                                  $667,578
                                                     ========

   The accompanying notes are an integral part of these financial statements.  7

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           Six Months
                                                                              Ended            Year          3/15/04(a)
                                                                             6/30/06           Ended             to
Class II                                                                   (unaudited)       12/31/05         12/31/04
Net asset value, beginning of period                                         $ 11.37         $ 10.87          $ 10.00
                                                                             -------         -------          -------
Increase (decrease) from investment operations:
   Net investment loss                                                       $ (0.02)        $ (0.03)         $ (0.02)
   Net realized and unrealized gain on investments                              0.31            0.53             0.89
                                                                            --------         -------         --------
     Net increase from investment operations                                 $  0.29         $  0.50          $  0.87
                                                                            --------         -------         --------
   Net increase in net asset value                                           $  0.29         $  0.50          $  0.87
                                                                            --------         -------         --------
   Net asset value, end of period                                            $ 11.66         $ 11.37          $ 10.87
                                                                            --------         -------         --------
Total return*                                                                   2.55%           4.60%            8.70%(b)
Ratio of net expenses to average net assets+                                    1.00%**         1.00%            1.00%**
Ratio of net investment loss to average net assets+                            (0.27)%**       (0.36)%          (0.51)%**
Portfolio turnover rate                                                           32%**           13%              44%
Net assets, end of period (in thousands)                                     $ 5,019         $ 4,602          $ 2,579
   Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                                 2.63%**         3.25%            7.50%**
   Net investment loss                                                         (1.90)%**       (2.61)%          (7.01)%**
Ratios with waiver of management fees and assumption of expenses by
   PIM and reduction for fees paid indirectly:
   Net expenses                                                                 1.00%* *        1.00%            1.00%**
   Net investment loss                                                         (0.27)%**       (0.36)%          (0.51)%**

(a)  The Portfolio commenced operations on March 15, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


8    The accompanying notes are an integral part of these financial statements.

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investment in securities, at value (including securities loaned of $667,578)
     (cost $5,612,429)                                                                    $5,049,421
   Cash                                                                                      100,498
   Receivables -
     Investment securities sold                                                               34,854
     Fund shares sold                                                                          9,521
     Dividends, interest and foreign taxes withheld                                            2,404
     Due from Pioneer Investment Management, Inc.                                              3,656
   Other                                                                                       1,026
                                                                                          ----------
       Total assets                                                                       $5,764,388
                                                                                          ----------
LIABILITIES:
   Payables -
     Investment securities purchased                                                      $   36,030
     Fund shares repurchased                                                                     539
     Upon return of securities loaned                                                        683,349
   Due to affiliates                                                                             789
   Accrued expenses                                                                           25,021
                                                                                          ----------
       Total liabilities                                                                  $  745,728
                                                                                          ----------
NET ASSETS:
   Paid-in capital                                                                        $4,594,788
   Accumulated net investment loss                                                            (6,545)
   Accumulated net realized loss on investments                                             (132,591)
   Net unrealized gain on:
     Investments                                                                             563,008
                                                                                          ----------
       Total net assets                                                                   $5,018,660
                                                                                          ----------
NET ASSET VALUE PER SHARE:
   Class II:
   (No par value, unlimited number of shares authorized)
     Net assets                                                                           $5,018,660
   Shares outstanding                                                                        430,509
                                                                                          ----------
     Net asset value per share                                                            $    11.66


   The accompanying notes are an integral part of these financial statements.  9

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                               Six Months
                                                                                                 Ended
                                                                                                6/30/06
INVESTMENT INCOME:
   Dividends                                                                                     $  15,973
   Interest                                                                                          1,982
   Income on securities loaned, net                                                                    124
                                                                                                 ---------
     Total investment income                                                                     $  18,079
                                                                                                 ---------
EXPENSES:
   Management fees                                                                               $  18,478
   Transfer agent fees and expenses                                                                    732
   Distribution fees                                                                                 6,159
   Administrative reimbursements                                                                     9,750
   Custodian fees                                                                                    9,050
   Professional fees                                                                                15,619
   Printing expense                                                                                  4,272
   Fees and expenses of nonaffiliated trustees                                                         746
   Miscellaneous                                                                                         4
                                                                                                 ---------
     Total expenses                                                                              $  64,810
     Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.       (40,186)
                                                                                                 ---------
     Net expenses                                                                                $  24,624
                                                                                                 ---------
       Net investment loss                                                                       $  (6,545)
                                                                                                 ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss from:
     Investments                                                                                 $ (23,221)
                                                                                                 ---------
   Change in net unrealized gain from:
     Investments                                                                                 $ 138,638
                                                                                                 ---------
     Net gain on investments                                                                     $ 115,417
                                                                                                 ---------
     Net increase in net assets resulting from operations                                        $ 108,872
                                                                                                 =========

   The accompanying notes are an integral part of these financial statements.
10

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          Six Months
                                                                             Ended
                                                                            6/30/06              Year Ended
                                                                          (unaudited)             12/31/05
FROM OPERATIONS:
Net investment loss                                                       $   (6,545)           $  (13,587)
Net realized loss on investments                                             (23,221)              (56,634)
Change in net unrealized gain on investments                                 138,638               279,248
                                                                          ----------            ----------
   Net increase in net assets resulting from operations                   $  108,872            $  209,027
                                                                          ----------            ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                          $  632,779            $2,273,067
Cost of shares repurchased                                                  (325,358)             (458,251)
                                                                          ----------            ----------
   Net increase in net assets resulting from Fund share transactions      $  307,421            $1,814,816
                                                                          ----------            ----------
   Net increase in net assets                                             $  416,293            $2,023,843
NET ASSETS:
Beginning of period                                                        4,602,367             2,578,524
                                                                          ----------            ----------
End of period                                                             $5,018,660            $4,602,367
                                                                          ==========            ==========
Accumulated net investment loss, end of period                            $   (6,545)           $       --
                                                                          ==========            ==========

  The accompanying notes are an integral part of these financial statements.  11

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Small and Mid Cap Growth VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares
	only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only)
   Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II shares
	only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
     Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap Growth
     Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
     (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
      (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
      (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
     Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
     Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth Allocation
     Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The Small and Mid Cap Growth VCT Portfolio commenced operations on March 15,
2004.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

Small and Mid Cap Growth Portfolio seeks long-term capital growth.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE.
   At June 30, 2006, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

   Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks.

B. Taxes

   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Small and Mid Cap Growth Portfolio had a net capital loss carryforward of $65,546, of which the following amounts will expire between 2012 and 2013, if not utilized: $25,641 in 2012 and $39,905 in 2013.

   The Portfolio elected to defer $25,174 in capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ended December 31, 2006.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2005. There were no distributions paid during the year ended December 31, 2005.

--------------------------------------------------------------------------------
                                                                         2005
--------------------------------------------------------------------------------
  Distributable Earnings
   (Accumulated Losses):
  Undistributed ordinary income                                      $     --
  Capital loss carryforward                                           (65,546)
  Post-October loss deferred                                          (25,174)
  Unrealized appreciation (depreciation)                              405,720
                                                                     --------
   Total                                                             $315,000
                                                                     ========
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006. Distribution fees are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

D. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

   the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets up to $1 billion and 0.70% on assets over $1 billion.

Through May 1, 2007, PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses of the Portfolio to the extent required to reduce Class II expenses to 1.00% of the average daily net assets attributable to Class II shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006, $513 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $242 in transfer agent fees payable to PIMSS at June 30, 2006.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $34 payable to PFD at June 30, 2006.

5. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2006, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

---------------------------------------------------------------------------------------------------------------
                                                                                                Net
                                                            Gross             Gross         Appreciation/
                                         Tax Cost       Appreciation      Depreciation     (Depreciation)
---------------------------------------------------------------------------------------------------------------
Small and Mid Cap Growth Portfolio       $5,068,071        $657,986        $ (113,628)        $544,358
                                         ==========        ========        ===========        ========
---------------------------------------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2006, were $1,019,567 and $787,912, respectively.

7. Capital Shares

At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005:

---------------------------------------------------------------------------------------------------------------
                                       '06 Shares      '06 Amount
Small & Mid Cap Growth Portfolio      (unaudited)     (unaudited)     '05 Shares      '05 Amount
---------------------------------------------------------------------------------------------------------------
CLASS II:
Shares sold                              53,518       $  632,779        209,164      $2,273,067
Shares repurchased                      (27,656)        (325,358)       (41,774)       (458,251)
                                        -------       ----------        -------      ----------
  Net increase                           25,862       $  307,421        167,390      $1,814,816
                                        ========      ==========        =======      ==========
---------------------------------------------------------------------------------------------------------------

Pioneer Small and Mid Cap Growth VCT Portfolio  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Osbert M. Hood, Executive Vice President
Mary K. Bush                            Vincent Nave, Treasurer
Margaret B.W. Graham                    Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Subadviser
L. Roy Papp & Associates, LLP

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

[LOGO]PIONEER
      Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

                                                                   19633-00-0806



                                                           [Logo] PIONEER
                                                                  Investments(R)



                                                PIONEER VARIABLE CONTRACTS TRUST

             Pioneer Oak Ridge Large Cap Growth VCT Portfolio -- Class II Shares



                                                               SEMIANNUAL REPORT

                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth VCT Portfolio

  Portfolio and Performance Update                                       2

  Comparing Ongoing Portfolio Expenses                                   3

  Portfolio Management Discussion                                        4

  Schedule of Investments                                                6

  Financial Statements                                                   8

  Notes to Financial Statements                                         12

  Trustees, Officers and Service Providers                              16

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                              94.2%
Depositary Receipts for International Stocks                     3.3%
Temporary Cash Investment                                        2.5%

Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                             26.3%
Industrials                                        19.5%
Financials                                         14.3%
Health Care                                        14.1%
Consumer Discretionary                             13.9%
Consumer Staples                                    7.0%
Energy                                              4.5%
Materials                                           0.4%

Five Largest Holdings
(As a percentage of equity holdings)

1.       Cognizant Tech Solutions Corp.            3.73%
2.       FedEx Corp.                               3.66%
3.       General Electric Co.                      3.65%
4.       Staples, Inc.                             3.27%
5.       Qualcomm, Inc.                            3.04%

The Portfolio is actively managed and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------

Prices and Distributions

                                6/30/06       12/31/05
Net Asset Value per Share       $ 11.29       $ 11.98

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)          Income         Capital Gains     Capital Gains
                            $ 0.0036       $    -            $ 0.1652

--------------------------------------------------------------------------------
Performance of a $10,000 Investment


The following chart shows the change in value of an investment made in Pioneer Oak Ridge Large Cap Growth VCT Portfolio at net asset value, compared to that of the Russell 1000 Growth Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

                 Pioneer Oak Ridge       Russell 1000
                 Large Cap Growth           Growth
                  VCT Portfolio             Index
3/04                $10,000                $10,000
6/04                 10,147                 10,194
6/05                 10,759                 10,365
6/06                 11,231                 10,999

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                           6.19%
(3/15/04)
1 Year                                                  4.39%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth VCT Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006

Share Class                                                         II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/06                               $ 1,000.00
Ending Account Value on 6/30/06                                 $   956.70
Expenses Paid During Period*                                    $     4.61

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Oak Ridge Large Cap Growth VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2006 through June 30, 2006

Share Class                                                         II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/06                               $ 1,000.00
Ending Account Value on 6/30/06                                 $ 1,020.08
Expenses Paid During Period*                                    $     4.76

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

In the following interview, David Klaskin, Pioneer Oak Ridge Large Cap Growth VCT Portfolio's Lead Portfolio Manager, discusses the factors that influenced performance during the six months ended June 30, 2006.

Q.   How did the market and the Portfolio perform during the reporting period?

A. Although the U.S. stock market performed relatively well, concerns about building inflation pressures and rising interest rates began to weigh heavily on stock prices in May.

     Two additional factors combined to create a challenging environment for the Portfolio. First, lower-quality stocks (as measured by their S&P rating) outperformed their higher-quality counterparts. Given our emphasis on the latter, the Portfolio did not participate in the more speculative nature of the market. Second, a number of stocks that outperformed in 2005, most notably those in the health-care sector, gave back some ground during the past half-year. We did not take profits in some of these holdings until their fundamentals weakened and share prices had declined.

     With this as a backdrop, the Portfolio's Class II shares returned -4.33% at net asset value during the past six months, trailing the -0.93% return of its benchmark, the Russell 1000 Growth Index. The primary reason for underperformance was the performance of certain individual stock selections, which we discuss in greater detail below.

     It is important to note, however, that we employ a long-term approach that seeks to identify fast-growing, reasonably valued companies that we believe have the potential to perform well over a three- to five-year period. As a result, any six month period is a very short window in which to measure our performance as managers. We always prefer to focus on longer-term results.

     Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q.   How did the Portfolio's holdings in health care affect performance?

A. Health care was the most significant area of underperformance. A substantial overweight in the sector detracted from performance, given that health-care shares in general trailed the overall market in 2006. In addition, the Portfolio's holding in the vision care products company Alcon
     - which performed very well for us in 2005 - suffered from a significant downturn before we eliminated it from the Portfolio during this reporting period. We also hesitated to sell shares of UnitedHealth Group, a benefits manager that dropped considerably from its December 2005 high throughout the course of the period. The biotechnology company Genentech, a position that we pared in the wake of the stock's strong advance of the past two-plus years, detracted from performance as well. As of June 30, 2006 we continue to hold a position in Genentech on our belief that the stock is attractively valued relative to its earnings prospects.

     Our active decisions to trim or eliminate many of the Portfolio's holdings in health care caused our weighting in this sector to decline. At the start of the period, roughly 24% of the Portfolio was invested in health-care stocks, compared with about 20% for the Russell 1000 Growth Index. By the end of the reporting period, this weighting had fallen to about 14%.

Q.   Where did you redeploy the proceeds of these sales?

A. We put a significant portion of these assets to work in the technology sector. Although tech stocks did not perform well in May, we believe the sector includes to a number of companies that are poised to take advantage of the likely strength in corporate spending. While consumer spending could come under pressure from a variety of sources - such as rising energy prices and the sluggish housing market - many corporations appear to be flush with cash that is available to be put to work in the form of new capital investment. The Portfolio is now overweight in technology, and we believe that this positioning should prove beneficial to performance in the months ahead. Recent additions to the Portfolio include Microchip Technology, Jabil Circuit, Cisco Systems and Corning.

A Word About Risk:

The Portfolio invests in a limited number of securities and, as a result, the Portfolio's performance may be more volatile than the performance of other portfolios holding more securities. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     In terms of performance over the past six months, our positioning in the tech sector was helpful to returns. A top performer was Cognizant Technology Solutions, which continues to benefit from the trend of American companies outsourcing elements of their business to India. Performance was also boosted by the Portfolio's holding in software giant Oracle, which held up well amid the downdraft in the broader market late in the period.

Q. What other elements of the Portfolio's positioning helped and hurt performance?

A. Our stock selection in the industrials sector also was a source of positive performance. As is the case with the technology sector, many industrial companies are positioned to capitalize on rising corporate spending. Rockwell Automation, Ingersoll Rand, and Danaher all made positive contributions during the period. Even though the economic cycle is mature at this juncture, we believe these companies may continue to perform well given that a longer-than-normal cycle appears likely and the financial strength of their customers seems to be at unprecedented levels.

     On the other side of the ledger, stocks in both the consumer staples and consumer discretionary sectors detracted from performance. In the former, the Portfolio's holding in Procter & Gamble delivered a weak performance on concerns that its profits will be dampened by the fact that Wal-Mart (which accounts for about 20% of P&G's sales) is pressuring its suppliers to bear the cost of holding inventories. We continue to like the stock from a long-term perspective. In consumer discretionary, Carnival Cruise Lines was hurt by concerns about weaker consumer spending, rising fuel costs, and the reduced demand for Caribbean cruises that followed the destructive autumn hurricane season. We sold the stock from the Portfolio during this reporting period.

     We made two new purchases in the consumer discretionary sector during the period: Marriott International and Harrah's Entertainment. While we are not positive on the outlook for consumer spending, we believe these two companies have the ability to outperform due to their catering to business spending. With respect to Marriott, we believe the company can benefit from the fact that demand for hotel rooms has been rising faster than the supply. We believe Harrah's, meanwhile, is a well managed hotel and casino operator that has been successfully integrating its purchase of Caesars and has shown good results from its customer awards programs.

Q.   What is your outlook for growth stocks?

A. Growth stocks have underperformed value by a wide margin in recent years, and we believe this creates an excellent opportunity. Traditionally, the ten-year returns of the Russell 1000 Growth Index and Russell 1000 Value Index compare closely with one another. However, the two indices have diverged quite sharply in recent years. During the past 12 months, for instance, the return on the value index was more than double that of its growth counterpart. The three- and five-year differences also are quite large. The result is that the ten-year return differential is at the high end of historical standards, with an average annualized return of 10.79% for the Russell 1000 Value and 5.48% for the Russell 1000 Growth. There are valid reasons for this disparity, such as the excesses of the late 1990s and the changes in the accounting practices regarding employee stock options - issues that had a disproportionately large impact on growth stocks. However, we believe that these problems are now largely in the past. With growth stocks enjoying significantly better prospects for earnings expansion and trading at nearly the same earnings multiples as value stocks, we believe the asset class should begin closing the performance gap in relation to value.





Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

      Shares                                                         Value
                   COMMON STOCKS - 94.8%
                   Energy - 4.2%
                   Oil & Gas Equipment & Services - 2.0%
       7,895       Schlumberger, Ltd.                           $  514,043
                                                                ----------
                   Oil & Gas Exploration & Production - 2.2%
      12,605       XTO Energy, Inc.                             $  558,023
                                                                ----------
                   Total Energy                                 $1,072,066
                                                                ----------
                   Materials - 0.4%
                   Specialty Chemicals - 0.4%
       2,300       Ecolab, Inc.                                 $   93,334
                                                                ----------
                   Total Materials                              $   93,334
                                                                ----------
                   Capital Goods - 15.0%
                   Aerospace & Defense - 4.5%
       6,995       L-3 Communications Holdings, Inc.            $  527,563
       9,660       United Technologies Corp.                       612,637
                                                                ----------
                                                                $1,140,200
                                                                ----------
                   Electrical Component & Equipment - 2.7%
       9,335       Rockwell International Corp.                 $  672,213
                                                                ----------
                   Industrial Conglomerates - 3.5%
      26,470       General Electric Co.                         $  872,451
                                                                ----------
                   Industrial Machinery - 4.3%
       8,540       Danaher Corp. (a)                            $  549,293
      12,620       Ingersoll-Rand Co.                              539,884
                                                                ----------
                                                                $1,089,177
                                                                ----------
                   Total Capital Goods                          $3,774,041
                                                                ----------
                   Transportation - 3.5%
                   Air Freight & Couriers - 3.5%
       7,485       FedEx Corp.                                  $  874,697
                                                                ----------
                   Total Transportation                         $  874,697
                                                                ----------
                   Consumer Durables & Apparel - 1.9%
                   Apparel, Accessories & Luxury Goods - 1.9%
      16,200       Coach, Inc.*                                 $  484,380
                                                                ----------
                   Total Consumer Durables & Apparel            $  484,380
                                                                ----------
                   Consumer Services - 4.3%
                   Casinos & Gaming - 1.9%
       6,920       Harrah's Entertainment, Inc.*                $  492,566
                                                                ----------
                   Hotels, Resorts & Cruise Lines - 2.4%
      15,850       Marriott International, Inc.*                $  604,202
                                                                ----------
                   Total Consumer Services                      $1,096,768
                                                                ----------
                   Retailing - 6.9%
                   Computer & Electronics Retail - 2.0%
       9,425       Best Buy Co., Inc.                           $  516,867
                                                                ----------
                   General Merchandise Stores - 1.8%
       9,200       Target Corp.                                 $  449,604
                                                                ----------
                   Specialty Stores - 3.1%
      32,082       Staples, Inc.*                               $  780,234
                                                                ----------
                   Total Retailing                              $1,746,705
                                                                ----------

      Shares                                                         Value
                   Food & Drug Retailing - 2.1%
                   Drug Retail - 2.1%
      11,730       Walgreen Co.                                 $  525,973
                                                                ----------
                   Total Food & Drug Retailing                  $  525,973
                                                                ----------
                   Food, Beverage & Tobacco - 2.2%
                   Soft Drinks - 2.2%
       9,085       PepsiCo, Inc.                                $  545,463
                                                                ----------
                   Total Food, Beverage & Tobacco               $  545,463
                                                                ----------
                   Household & Personal Products - 2.4%
                   Household Products - 2.4%
      10,835       Procter & Gamble Co.                         $  602,426
                                                                ----------
                   Total Household & Personal
                   Products                                     $  602,426
                                                                ----------
                   Health Care Equipment & Services - 7.2%
                   Health Care Equipment - 5.0%
       9,175       Medtronic, Inc.                              $  430,491
       9,450       Varian Medical Systems, Inc.*                   447,458
       6,715       Zimmer Holdings, Inc.*                          380,875
                                                                ----------
                                                                $1,258,824
                                                                ----------
                   Health Care Services - 2.2%
      10,960       Caremark Rx, Inc.*                           $  546,575
                                                                ----------
                   Total Health Care Equipment &
                   Services                                     $1,805,399
                                                                ----------
                   Pharmaceuticals & Biotechnology - 6.2%
                   Biotechnology - 4.4%
       6,060       Amgen, Inc.*                                 $  395,294
       8,845       Genentech, Inc.*                                723,521
                                                                ----------
                                                                $1,118,815
                                                                ----------
                   Pharmaceuticals - 1.8%
      14,200       Teva Pharmaceutical Industries, Ltd. (a)     $  448,578
                                                                ----------
                   Total Pharmaceuticals &
                   Biotechnology                                $1,567,393
                                                                ----------
                   Banks - 2.4%
                   Diversified Banks - 2.4%
      19,310       U.S. Bancorp                                 $  596,293
                                                                ----------
                   Total Banks                                  $  596,293
                                                                ----------
                   Diversified Financials - 9.1%
                   Asset Management & Custody Banks - 1.8%
       4,635       Legg Mason, Inc.*                            $  461,275
                                                                ----------
                   Consumer Finance - 3.9%
       8,660       American Express Co.                         $  460,885
       9,630       SLM Corp.                                       509,620
                                                                ----------
                                                                $  970,505
                                                                ----------
                   Investment Banking & Brokerage - 1.9%
      30,165       Charles Schwab Corp.*                        $  482,037
                                                                ----------
                   Diversified Financial Services - 1.5%
       7,905       Citigroup, Inc.                              $  381,337
                                                                ----------
                   Total Diversified Financials                 $2,295,154
                                                                ----------

6     The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                       Value
                   Insurance - 2.1%
                   Life & Health Insurance - 2.1%
      11,435       Aflac, Inc.                               $   530,012
                                                             -----------
                   Total Insurance                           $   530,012
                                                             -----------
                   Software & Services - 10.6%
                   Internet Software & Services - 2.6%
       1,574       Google, Inc.*                             $   660,025
                                                             -----------
                   IT Consulting & Other Services - 3.5%
      13,230       Cognizant Tech Solutions Corp.*           $   891,305
                                                             -----------
                   Systems Software - 4.5%
      23,635       Microsoft Corp.                           $   550,696
      39,175       Oracle Corp.*                                 567,646
                                                             -----------
                                                             $ 1,118,342
                                                             -----------
                   Total Software & Services                 $ 2,669,672
                                                             -----------
                   Technology Hardware & Equipment - 8.8%
                   Communications Equipment - 6.7%
      25,250       Cisco Systems, Inc.*                      $   493,133
      19,540       Corning, Inc.*                                472,673
      18,130       Qualcomm, Inc.                                726,469
                                                             -----------
                                                             $ 1,692,275
                                                             -----------
                   Computer Hardware - 0.8%
       3,665       Apple Computer, Inc.*                     $   209,345
                                                             -----------
                   Electronic Manufacturing Services - 1.3%
      12,540       Jabil Circuit, Inc.*                      $   321,024
                                                             -----------
                   Total Technology Hardware &
                   Equipment                                 $ 2,222,644
                                                             -----------
                   Semiconductors - 5.5%
                   Semiconductors - 5.5%
       8,125       Marvell Technology Group, Ltd.*           $   360,181
      14,700       Microchip Technology                          493,185
      17,860       Texas Instruments, Inc.                       540,979
                                                             -----------
                                                             $ 1,394,345
                                                             -----------
                   Total Semiconductors                      $ 1,394,345
                                                             -----------
                   TOTAL COMMON STOCKS
                   (Cost $22,885,673)                        $23,896,765
                                                             -----------

      Shares                                                       Value
                   TEMPORARY CASH INVESTMENT - 2.4%
                   Security Lending Collateral - 2.4%
     617,506       Securities Lending Investment Fund,
                   5.16%                                     $   617,506
                                                             -----------
                   TOTAL TEMPORARY CASH
                   INVESTMENT
                   (Cost $617,506)                           $   617,506
                                                             -----------
                   TOTAL INVESTMENT
                   IN SECURITIES - 97.2%
                   (Cost $23,503,179)                        $24,514,271
                                                             -----------
                   OTHER ASSETS AND
                   LIABILITIES - 2.8%                        $   700,347
                                                             -----------
                   TOTAL NET ASSETS - 100.0%                 $25,214,618
                                                             ===========

*    Non-income producing security.
(a)  At June 30, 2006, the following securities were out on loan:


   Shares      Security                                  Value
    2,641      Danaher Corp.                            $169,869
   13,850      Teva Pharmaceutical Industries, Ltd.      437,522
                                                        --------
               Total                                    $607,391
                                                        ========

The accompanying notes are an integral part of these financial statements.     7

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                Six Months
                                                                                   Ended                      3/15/04 (a)
                                                                                  6/30/06      Year Ended         to
CLASS II                                                                        (unaudited)     12/31/05       12/31/04
Net asset value, beginning of period                                            $  11.98         $ 11.09       $ 10.00
                                                                                --------         -------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                   $   0.01         $ (0.01)      $  0.03
 Net realized and unrealized gain (loss) on investments                            (0.53)           0.92          1.06
                                                                                --------         -------       -------
 Net increase (decrease) from investment operations                             $  (0.52)        $  0.91       $  1.09
Distributions to shareowners:
 Net investment income                                                              0.00(c)        (0.02)           --
 Net realized gain                                                                 (0.17)             --            --
                                                                                --------         -------       -------
  Net increase (decrease) in net asset value                                    $  (0.69)        $  0.89       $  1.09
                                                                                --------         -------       -------
Net asset value, end of period                                                  $  11.29         $ 11.98       $ 11.09
                                                                                ========         =======       =======
Total return*                                                                      (4.33)%          8.18%        10.90%(b)
Ratio of net expenses to average net assets                                         0.95%**         0.95%         0.95%* *
Ratio of net investment income to average net assets                                0.15%**         0.08%         0.79%* *
Portfolio turnover rate                                                               54%**          131%           21%
Net assets, end of period (in thousands)                                        $ 25,215         $25,908       $ 4,397
Ratios with no waiver of management fees and assumption of expenses by PIM:
 Net expenses                                                                       1.37%* *        1.93%         6.22%**
 Net investment loss                                                               (0.27)%**       (0.90)%       (4.48)%**

(a)  The Portfolio commenced operations on March 15, 2004.
(b)  Not annualized.
(c)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

8     The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of
   $607,391) (cost $23,503,179)                                          $ 24,514,271
 Cash                                                                       1,354,676
 Receivables -
   Fund shares sold                                                             8,322
   Dividends, interest and foreign taxes withheld                              18,616
 Other                                                                          2,288
                                                                         ------------
  Total assets                                                           $ 25,898,173
                                                                         ------------
LIABILITIES:
 Payables -
   Investment securities purchased                                       $     23,723
   Fund shares repurchased                                                      3,058
   Upon return of securities loaned                                           617,506
   Due to affiliates                                                            1,556
 Accrued expenses                                                              37,712
                                                                         ------------
  Total liabilities                                                      $    683,555
                                                                         ------------
NET ASSETS:
 Paid-in capital                                                         $ 24,096,173
 Undistributed net investment income                                           19,776
 Accumulated net realized gain on investments                                  87,577
 Net unrealized gain on:
 Investments                                                                1,011,092
                                                                         ------------
  Total net assets                                                       $ 25,214,618
                                                                         ------------
NET ASSET VALUE PER SHARE:
Class II:
(No par value, unlimited number of shares authorized)
 Net assets                                                              $ 25,214,618
 Shares outstanding                                                         2,232,722
                                                                         ------------
 Net asset value per share                                               $      11.29


The accompanying notes are an integral part of these financial statements.     9

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                Six Months
                                                                                                   Ended
                                                                                                  6/30/06
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $380)                                             $    116,091
 Interest                                                                                            27,023
 Income on securities loaned, net                                                                       195
                                                                                               ------------
  Total investment income                                                                      $    143,309
                                                                                               ------------
EXPENSES:
 Management fees                                                                               $     97,429
 Transfer agent fees and expenses                                                                     1,117
 Distribution fees                                                                                   32,476
 Administrative reimbursements                                                                        9,490
 Custodian fees                                                                                      18,941
 Professional fees                                                                                   12,734
 Printing expense                                                                                     3,584
 Fees and expenses of nonaffiliated trustees                                                          1,972
 Miscellaneous                                                                                          378
                                                                                               ------------
  Total expenses                                                                               $    178,121
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.           (54,679)
                                                                                               ------------
  Net expenses                                                                                 $    123,442
                                                                                               ------------
   Net investment income                                                                       $     19,867
                                                                                               ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from:
   Investments                                                                                 $    477,483
                                                                                               ------------
 Change in net unrealized gain from:
   Investments                                                                                 $ (1,630,696)
                                                                                               ------------
   Net loss on investments                                                                     $ (1,153,213)
                                                                                               ------------
   Net decrease in net assets resulting from operations                                        $ (1,133,346)
                                                                                               ============


10    The accompanying notes are an integral part of these financial statements.

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         Six Months
                                                                           Ended              Year
                                                                          6/30/06            Ended
                                                                        (unaudited)         12/31/05
FROM OPERATIONS:
Net investment income                                                  $     19,867      $      7,863
Net realized gain on investments                                            477,483           432,428
Change in net unrealized gain on investments                             (1,630,696)          703,415
                                                                       ------------      ------------
  Net increase (decrease) in net assets resulting from operations      $ (1,133,346)     $  1,143,706
                                                                       ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS
Net investment income:
 Class II                                                              $     (7,919)     $    (10,689)
Net realized gain
 Class II                                                                  (363,376)                -
                                                                       ------------      ------------
  Total distributions to shareholders                                  $   (371,295)     $    (10,689)
                                                                       ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                       $  3,229,278      $  6,123,375
Shares issued in reorganization                                                  --        15,272,045
Reinvestment of distributions                                               371,295            10,533
Cost of shares repurchased                                               (2,789,322)       (1,027,637)
                                                                       ------------      ------------
  Net increase in net assets resulting from
    Fund share transactions                                            $    811,251      $ 20,378,316
                                                                       ------------      ------------
  Net increase (decrease) in net assets                                $   (693,390)     $ 21,511,333
NET ASSETS:
Beginning of period                                                      25,908,008         4,396,675
                                                                       ------------      ------------
End of period                                                          $ 25,214,618      $ 25,908,008
                                                                       ============      ============
Undistributed net investment income, end of period                     $     19,776      $      7,828
                                                                       ============      ============

The accompanying notes are an integral part of these financial statements.    11

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

The Pioneer Oak Ridge Large Cap Growth VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only)
   Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

Oak Ridge Large Cap Growth Portfolio seeks capital appreciation.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2006, there were no fair valued

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     securities. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

     Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks.

B.   Taxes

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     Capital loss carry forwards are available to offset future realized capital gains. At December 31, 2005, Oak Ridge Large Cap Growth Portfolio had a net capital loss carry forward of $376,066, of which the following amounts will expire between 2009 and 2013, if not utilized: $295,876 in 2009, $14,739 in 2010, $10,529 in 2011, $16,924 in 2012 and $37,998 in 2013.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2005 and the distributions paid during the year ended December 31, 2005 on a tax basis.

--------------------------------------------------------------------------------
                                                  2005
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary Income                             $   10,689
  Long-Term capital gain                              --
                                              ----------
  Total distributions                         $   10,689
                                              ==========
  Distributable Earnings
     (Accumulated Losses):
  Undistributed ordinary income               $    7,828
  Undistributed long-term gain/
     (capital loss carryforward)                 363,286
  Capital loss carryforward from
     AmSouth Capital Growth VIF                 (376,066)
  Unrealized appreciation (depreciation)       2,628,038
                                              ----------
     Total                                    $2,623,086
                                              ==========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

C.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

D.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets up to $1 billion and 0.70% on assets over $1 billion.

Pioneer, and not the Portfolio, pays a portion of the fee it receives from the Portfolio to Oak Ridge Investments, LLC (Oak Ridge) as compensation for Oak Ridge's subadvisory services to the Portfolio.

On January 7, 2005, Pioneer Investment Management USA Inc. ("PIMUSA") acquired a 49% ownership interest in Oak Ridge from the existing shareholders of Oak Ridge. As part of the acquisition, PIMUSA also obtained the right to purchase from the existing shareholders of Oak Ridge (i) an additional 11% ownership interest in Oak Ridge two years from the date on which the acquisition was consummated, and (ii) the remaining ownership interest twelve years from the date on which the acquisition is consummated. Consequently, the acquisition provides PIMUSA the ability to own 100% of Oak Ridge over time. PIMUSA is the direct parent of PIM. On December 28, 2004, shareholders of the Portfolio approved a new Sub-Advisory Agreement between PIM and Oak Ridge, in anticipation of the acquisition causing the existing agreement to terminate.

Through May 1, 2007, PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses of the Portfolio to the extent required to reduce Class II expenses to 0.95% of the average daily net assets attributable to Class II shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006, $462 is payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $921 in transfer agent fees payable to PIMSS at June 30, 2006.

4.   Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $173 payable to PFD at June 30, 2006.

5.   Aggregate Unrealized Appreciation and Depreciation

At June 30, 2006, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

--------------------------------------------------------------------------------------------------------------
                                                                                                   Net
                                                               Gross            Gross         Appreciation/
                                            Tax Cost       Appreciation     Depreciation     (Depreciation)
--------------------------------------------------------------------------------------------------------------
 Oak Ridge Large Cap Growth Portfolio      $23,516,929       $1,911,304       $(913,962)        $997,342
                                           ===========       ==========       =========         ========
--------------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.   Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2006, were $6,949,888 and $6,656,221, respectively.

7.   Capital Shares

At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005:

---------------------------------------------------------------------------------------------------------
                                           '06 Shares      '06 Amount       '05 Shares       '05 Amount
 Oak Ridge Large Cap Growth Portfolio     (unaudited)      (unaudited)
---------------------------------------------------------------------------------------------------------
 CLASS II:
 Shares sold                                 272,533      $ 3,229,278        550,434      $ 6,123,375
 Shares issued in reorganization                  --               --      1,303,076       15,272,045
 Reinvestment of distributions                33,420          371,295            957           10,533
 Shares repurchased                         (235,515)      (2,789,322)       (88,477)      (1,027,637)
                                            ----------------------------------------------------------
 Net increase                                 70,438      $   811,251      1,765,990      $20,378,316
                                            ==========================================================

---------------------------------------------------------------------------------------------------------

8.   Merger Information

On November 4, 2005, beneficial owners of AmSouth VIF Capital Growth Portfolio approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on November 4, 2005, by exchanging all of the AmSouth's net assets for Class II shares as indicated below, based on Class II share's ending net asset value on the Closing Date. The following charts show the details of the reorganization as of that closing date ("Closing Date"):

---------------------------------------------------------------------------------------------------------
                               Pioneer Oak Ridge                                 Pioneer Oak Ridge
                               Large Cap Growth            AmSouth VIF           Large Cap Growth
                                 VCT Portfolio           Capital Growth            VCT Portfolio
                             (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
---------------------------------------------------------------------------------------------------------
Net Assets                       $9,574,427               $15,272,045              $24,846,472
Shares Outstanding                  816,966                 1,726,097                2,120,042
Class II Shares Issued                                                               1,303,076
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                             Unrealized Appreciation     Realized Gain/(Loss) on
                                                 on Closing Date              Closing Date
---------------------------------------------------------------------------------------------------------
 AmSouth VIF Capital Growth                         $1,590,957                 $(409,691)
                                                    ====================================
---------------------------------------------------------------------------------------------------------

Pioneer Oak Ridge Large Cap Growth VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

Trustees                              Officers
John F. Cogan, Jr., Chairman          John F. Cogan, Jr., President
David R. Bock                         Osbert M. Hood, Executive Vice President
Mary K. Bush                          Vincent Nave, Treasurer
Margaret B.W. Graham                  Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Subadviser
Oak Ridge Investments, LLC

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.





Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

                                                                   19634-00-0806



                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST
                           Pioneer AmPac Growth VCT Portfolio -- Class II Shares
                                                               SEMIANNUAL REPORT
                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table   of   Contents
--------------------------------------------------------------------------------

Pioneer AmPac Growth VCT Portfolio
  Portfolio and Performance Update               2
  Comparing Ongoing Portfolio Expenses           3
  Portfolio Management Discussion                4
  Schedule of Investments                        6
  Financial Statements                           8
  Notes to Financial Statements                 12
  Trustees, Officers and Service Providers      16

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Depositary Receipts for International Stocks    4.9%
Temporary Investments                           5.8%
U.S. Common Stocks                             89.3%

Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Energy                      3.3%
Consumer Staples            6.7%
Consumer Discretionary      9.4%
Financials                 12.3%
Health Care                15.7%
Industrials                21.5%
Information Technology     31.1%


Five Largest Holdings
(As a percentage of equity holdings)

 1.    WPP Group Plc                   5.19%
 2.    State Street Corp.              5.00
 3.    Microchip Technology            4.81
 4.    T. Rowe Price
        Associates, Inc.               4.77
 5.    Expeditors International of
        Washington, Inc.               4.50

The Portfolio is actively managed and current holdings may be different.


--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/06       12/31/05
Net Asset Value per Share     $ 10.27       $ 10.22


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)          Income         Capital Gains     Capital Gains
                            $ 0.0442       $    -            $    -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in PioneerSS AmPac Growth VCT Portfolio at net asset value, compared to that of the Russell 1000 Growth Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

                 Pioneer         Russell
               AmPac Growth     100 Growth
              VCT Portfolio*      Index
Mar-04            10,000           10,000
Jun-04            10,109           10,194
Jun-05             9,673           10,365
Jun-06            10,233           10,999

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class       1.54%
(3/15/04)
1 Year              5.79%

All total returns shown assume reinvestment of distributions at net asset value. Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to the variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer AmPac Growth VCT Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006.


Share Class                                   II
--------------------------------------------------
Beginning Account Value on 1/1/06       $ 1,000.00
Ending Account Value on 6/30/06         $ 1,009.20
Expenses Paid During Period*            $     4.73

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer AmPac Growth VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2006 through June 30, 2006.

Share Class                                 II
--------------------------------------------------
Beginning Account Value on 1/1/06       $ 1,000.00
Ending Account Value on 6/30/06         $ 1,020.08
Expenses Paid During Period*            $     4.76

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

Concerns about higher interest rates and their potential impact on economic growth depressed stock prices in the final weeks of the Portfolio's reporting period. However, as Rosellen Papp, a member of the Portfolio's management team discusses in the following interview, the outlook is far from bleak, and the correction is providing attractive buying opportunities.

Q: The first four months of 2006 were marked by generally strong economic reports and rising stock prices. What precipitated the subsequent decline?

A: The Federal Reserve Board (the Fed) raised short-term interest rates to 5% on May 10, a development that was widely expected. This event is generally considered to be the catalyst to the drop in stock prices, although the Fed has not signaled a change in course or policy, and we do not believe that the underlying economic fundamentals have changed materially. The correction appears to reflect a general reduction in risk appetite rather than a response to a specific fundamental deterioration.

Q: How did the Portfolio perform in this environment?

A: With investors demonstrating an increased aversion to risk, we witnessed a flight to quality during the stock market correction. This benefited the more well-established, higher-quality companies, such as those included in your Portfolio.

   For the six months ended June 30, 2006, Class II shares rose 0.92% at net asset value. In comparison, the average return of the 140 Multi-Capitalization Growth Funds tracked by Lipper Inc., the Portfolio's peer group, was -0.68%. The Russell 1000 Growth Index posted a return of 0.93% for the same period. Investments in the industrial and financial sectors proved rewarding, but a slight emphasis on technology stocks detracted from performance as this sector underperformed for the six months.


   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Technology stocks have languished for several months. Why is that?

A: The market generally remains nervous about the technology sector, but we think the successful application of new technologies will be a key driver of global growth for years to come. We have focused the Portfolio's holdings in what we believe to be the highest-quality, most dominant companies in the technology sector - including Applied Materials and Adobe Systems Inc. Another holding, Intel, struggled during the six months, but we think its tremendous research and development capabilities will help it regain market share. Overall, the Portfolio's slight greater-than-benchmark weighting in technology stocks worked against it during the period.

Q: Investments in the industrial and financial sectors were positive contributors to performance. Could you mention some of them?

A: Certainly. Expeditor's International of Washington, which operates an airfreight forwarding company with China-to-Europe and China-to-United States trade routes, has been very successful. New business and air-freight tonnage have grown rapidly without corresponding increases in expenses. Emerson Electric has experienced rising order growth, and United Parcel Services (UPS) has benefited from the increased growth of its small package and international businesses.

   In the financial sector, both State Street Corp. and T. Rowe Price have enjoyed strong global demand for their retirement services. UCBH Holdings Inc., which is a commercial bank that caters to the Chinese-American population, is expanding its presence in New York, Hong Kong and China. While this build out is pressuring earnings near term, we think the investment in infrastructure will pay off longer term.

Q: Any notable purchases or sales in the Portfolio?

A: We like to buy companies with the intention of holding them for the long term to keep the Portfolio's turnover rate well below the industry average. However, the prices of many stocks became quite compelling during the market correction. As a result, we added three new stocks to the Portfolio - Coach Inc., the designer of classic leather accessories, International Speedway Corp., a leading promoter of motor sports activities in the United States, and the high-end discounter Target.

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. Investing in the securities of U.S. issuers with substantial foreign activities involves many of the same risks as investing in the securities of foreign issuers. The Portfolio invests in a limited number of securities and, as a result, the Portfolio's performance may be more volatile than the performance of other portfolios holding more securities. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

   To help purchase these holdings, we scaled back investments in State Street Corp., Expeditors International and Emerson Electric and sold American International Group (AIG). We have concerns about the quality of AIG's future earnings, especially in light of the impact of recent hurricanes on the property and casualty insurance business.

Q: Are you optimistic about the balance of the Portfolio's fiscal year?

A: We are upbeat and looking past the market's reaction this spring. We do not believe the underlying economic fundamentals have changed or that we have reached a turning point in the economy. We expect the Fed to raise short-term interest rates into late summer, but we believe the economy is strong and should be able to absorb them. We'll be keeping a sharp eye on stock valuations to ensure that prices remain reasonable relative to earnings prospects in this market environment.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

       Shares                                                            Value
                   COMMON STOCKS - 97.4%
                   Energy - 3.3%
                   Integrated Oil & Gas - 3.3%
         940       Chevron Corp.                                     $   58,336
                                                                     ----------
                   Total Energy                                      $   58,336
                                                                     ----------
                   Capital Goods - 12.4%
                   Electrical Component & Equipment - 4.2%
         900       Emerson Electric Co.                              $   75,429
                                                                     ----------
                   Industrial Conglomerates - 8.2%
         950       3M Co.                                            $   76,732
       2,100       General Electric Co.                                  69,216
                                                                     ----------
                                                                     $  145,948
                                                                     ----------
                   Total Capital Goods                               $  221,377
                                                                     ----------
                   Transportation - 8.5%
                   Air Freight & Couriers - 8.5%
       1,400       Expeditors International of Washington, Inc.*     $   78,414
         900       United Parcel Service                                 74,097
                                                                     ----------
                                                                     $  152,511
                                                                     ----------
                   Total Transportation                              $  152,511
                                                                     ----------
                   Consumer Durables & Apparel - 1.3%
                   Apparel, Accessories & Luxury Goods - 1.3%
         800       Coach, Inc.*                                      $   23,920
                                                                     ----------
                   Total Consumer Durables & Apparel                 $   23,920
                                                                     ----------
                   Consumer Services - 1.7%
                   Leisure Facilities - 1.7%
         670       International Speedway Corp.*                     $   31,068
                                                                     ----------
                   Total Consumer Services                           $   31,068
                                                                     ----------
                   Media - 5.1%
                   Advertising - 5.1%
       1,500       WPP Group Plc                                     $   90,435
                                                                     ----------
                   Total Media                                       $   90,435
                                                                     ----------
                   Retailing - 1.0%
                   General Merchandise Stores - 1.0%
         350       Target Corp.                                      $   17,105
                                                                     ----------
                   Total Retailing                                   $   17,105
                                                                     ----------
                   Food, Beverage & Tobacco - 2.6%
                   Packaged Foods & Meats - 2.6%
       1,025       William Wrigley Jr. Co.                           $   46,494
                                                                     ----------
                   Total Food, Beverage & Tobacco                    $   46,494
                                                                     ----------
                   Household & Personal Products - 3.9%
                   Household Products - 3.9%
       1,170       Colgate-Palmolive Co.                             $   70,083
                                                                     ----------
                   Total Household & Personal
                   Products                                          $   70,083
                                                                     ----------
                   Health Care Equipment & Services - 9.4%
                   Health Care Equipment - 8.1%
       1,650       Medtronic, Inc.                                   $   77,418
       1,600       Stryker Corp.*                                        67,376
                                                                     ----------
                                                                     $  144,794
                                                                     ----------

       Shares                                                            Value
                   Health Care Technology - 1.3%
         900       IMS Health, Inc.                                  $   24,165
                                                                     ----------
                   Total Health Care Equipment &
                   Services                                          $  168,959
                                                                     ----------
                   Pharmaceuticals & Biotechnology - 5.9%
                   Pharmaceuticals - 5.9%
         550       Eli Lilly & Co.                                   $   30,399
       1,250       Johnson & Johnson                                     74,900
                                                                     ----------
                                                                     $  105,299
                                                                     ----------
                   Total Pharmaceuticals &
                   Biotechnology                                     $  105,299
                                                                     ----------
                   Banks - 2.5%
                   Regional Banks - 2.5%
       2,700       UCBH Holdings, Inc. (a)                           $   44,658
                                                                     ----------
                   Total Banks                                       $   44,658
                                                                     ----------
                   Diversified Financials - 9.5%
                   Asset Management & Custody Banks - 9.5%
       1,500       State Street Corp.                                $   87,135
       2,200       T. Rowe Price Associates, Inc.                        83,182
                                                                     ----------
                                                                     $  170,317
                                                                     ----------
                   Total Diversified Financials                      $  170,317
                                                                     ----------
                   Software & Services - 7.6%
                   Application Software - 3.7%
       2,200       Adobe Systems, Inc.*                              $   66,792
                                                                     ----------
                   Systems Software - 3.9%
       3,000       Microsoft Corp.                                   $   69,900
                                                                     ----------
                   Total Software & Services                         $  136,692
                                                                     ----------
                   Technology Hardware & Equipment - 10.8%
                   Communications Equipment - 4.2%
       3,800       Cisco Systems, Inc.*                              $   74,214
                                                                     ----------
                   Computer Hardware - 3.0%
         700       IBM Corp.*                                        $   53,774
                                                                     ----------
                   Computer Storage & Peripherals - 2.9%
       4,800       EMC Corp.*                                        $   52,656
                                                                     ----------
                   Electronic Equipment & Instruments - 0.7%
         429       National Instruments Corp.                        $   11,755
                                                                     ----------
                   Total Technology Hardware &
                   Equipment                                         $  192,399
                                                                     ----------
                   Semiconductors - 11.9%
                   Semiconductor Equipment - 0.5%
         500       Applied Materials, Inc.                           $    8,140
                                                                     ----------
                   Semiconductors - 11.4%
       3,200       Intel Corp.                                       $   60,640
       1,800       Linear Technology Corp. (a)                           60,281
       2,500       Microchip Technology                                  83,875
                                                                     ----------
                                                                     $  204,796
                                                                     ----------
                   Total Semiconductors                              $  212,936
                                                                     ----------
                   TOTAL COMMON STOCKS
                   (Cost $1,636,011)                                 $1,742,589
                                                                     ----------

6  The accompanying notes are an integral part of these financial statements.

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                           Value
              TEMPORARY CASH INVESTMENT - 6.0%
              Security Lending Collateral - 6.0%
  107,009     Securities Lending Investment
              Fund, 5.16%                       $  107,009
                                                ----------
              TOTAL TEMPORARY
              CASH INVESTMENT
              (Cost $107,009)                   $  107,009
                                                ----------
              TOTAL INVESTMENT
              IN SECURITIES - 103.4%
              (Cost $1,743,020)                 $1,849,598
                                                ----------
              OTHER ASSETS AND
              LIABILITIES - (3.4)%              $  (61,107)
                                                ----------
              TOTAL NET ASSETS - 100.0%         $1,788,491
                                                ==========

*   Non-income producing security.
(a) At June 30, 2006, the following securities were out on loan:

  Shares    Security                       Value
  1,782     Linear Technology Corp.     $ 59,679
  2,673     UCBH Holdings, Inc.           44,211
                                        --------
            Total                       $103,890
                                        ========

The accompanying notes are an integral part of these financial statements. 7

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 Six Months
                                                                                    Ended                          3/15/04 (a)
                                                                                   6/30/06        Year Ended           to
Class II                                                                         (unaudited)       12/31/05         12/31/04
Net asset value, beginning of period                                             $ 10.22           $ 10.14         $ 10.00
                                                                                 -------           -------         -------
Increase from investment operations:
 Net investment income                                                           $  0.04           $  0.03         $  0.05
 Net realized and unrealized gain on investments                                    0.05              0.09            0.09
                                                                                 -------           -------         -------
 Net increase from investment operations                                         $  0.09           $  0.12         $  0.14
Distributions to shareowners:
 Net investment income                                                             (0.04)            (0.04)             --
                                                                                 --------          -------         -------
Net increase in net asset value                                                  $  0.05           $  0.08         $  0.14
                                                                                 --------          -------         -------
Net asset value, end of period                                                   $ 10.27           $ 10.22         $ 10.14
                                                                                 --------          -------         -------
Total return*                                                                       0.92%             1.19%           1.40%(b)
Ratio of net expenses to average net assets+                                        0.95%**           0.95%           0.95%**
Ratio of net investment income to average net assets+                               0.59%**           0.43%           1.40%**
Portfolio turnover rate                                                               18%**             16%              7%
Net assets, end of period (in thousands)                                         $ 1,788           $ 1,872         $ 1,424
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                       4.58%**           6.62%          15.01%**
 Net investment loss                                                               (3.04)%**         (5.24)%        (12.68)%**
Ratios with waivers of management fees and assumptions of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                       0.95%**           0.95%           0.95%**
 Net investment income                                                              0.59%**           0.43%           1.40%**

(a) The Portfolio commenced operations on March 15, 2004.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

8 The accompanying notes are an integral part of these financial statements.

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $103,890) (cost     $1,849,598
  $1,743,020)
 Cash                                                                                       56,680
 Receivables -
 Fund shares sold                                                                           12,894
 Dividends, interest and foreign taxes withheld                                              1,861
 Due from Pioneer Investment Management, Inc.                                                7,108
 Other                                                                                         826
                                                                                        ----------
    Total assets                                                                        $1,928,967
                                                                                        ----------
LIABILITIES:
 Payables -
 Fund shares repurchased                                                                $      271
 Upon return of securities loaned                                                          107,009
 Due to affiliates                                                                             738
 Accrued expenses                                                                           32,458
                                                                                        ----------
    Total liabilities                                                                   $  140,476
                                                                                        ----------
NET ASSETS:
 Paid-in capital                                                                        $1,693,130
 Undistributed net investment income                                                         5,576
 Accumulated net realized loss on investments                                              (16,793)
 Net unrealized gain on:
 Investments                                                                               106,578
                                                                                        ----------
    Total net assets                                                                    $1,788,491
                                                                                        ----------
NET ASSET VALUE PER SHARE:
Class II:
(No par value, unlimited number of shares authorized)
 Net assets                                                                             $1,788,491
Shares outstanding                                                                         174,088
                                                                                        ----------
 Net asset value per share                                                              $    10.27

The accompanying notes are an integral part of these financial statements.   9

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                               Six Months
                                                                                                 Ended
                                                                                                6/30/06
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $89)                                              $  13,975
 Interest                                                                                            596
 Income on securities loaned, net                                                                      1
                                                                                               ---------
  Total investment income                                                                      $  14,572
                                                                                               ---------
EXPENSES:
 Management fees                                                                               $   7,089
 Transfer agent fees and expenses                                                                    696
 Distribution fees                                                                                 2,363
 Administrative reimbursements                                                                     9,522
 Custodian fees                                                                                    8,954
 Professional fees                                                                                 8,971
 Printing expense                                                                                  3,724
 Fees and expenses of nonaffiliated trustees                                                       1,869
 Miscellaneous                                                                                       110
                                                                                               ---------
  Total expenses                                                                               $  43,298
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.        (34,319)
                                                                                               ---------
  Net expenses                                                                                 $   8,979
                                                                                               ---------
   Net investment income                                                                       $   5,593
                                                                                               ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from:
 Investments                                                                                   $  30,524
                                                                                               ---------
 Change in net unrealized gain from:
 Investments                                                                                   $ (17,732)
                                                                                               ---------
 Net gain on investments                                                                       $  12,792
                                                                                               ---------
 Net increase in net assets resulting from operations                                          $  18,385
                                                                                               =========



10  The accompanying notes are an integral part of these financial statements.

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended
                                                              6/30/06        Year Ended
                                                            (unaudited)       12/31/05
FROM OPERATIONS:
Net investment income                                       $    5,593      $    7,536
Net realized gain (loss) on investments                         30,524         (39,329)
Change in net unrealized gain on investments                   (17,732)         62,350
                                                            ----------      ----------
  Net increase in net assets resulting from operations      $   18,385      $   30,557
                                                            ----------      ----------
DISTRIBUTIONS TO SHAREOWNERS
Net investment income:
 Class II                                                   $   (7,547)     $   (7,006)
                                                            ----------      ----------
  Total distributions to shareowners                        $   (7,547)     $   (7,006)
                                                            ----------      ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $  178,992      $  633,120
Reinvestment of distributions                                    7,104           6,611
Cost of shares repurchased                                    (280,619)       (215,562)
                                                            ----------      ----------
  Net increase (decrease) in net assets resulting from
    Fund share transactions                                 $  (94,523)     $  424,169
                                                            ----------      ----------
  Net increase (decrease) in net assets                     $  (83,685)     $  447,720
NET ASSETS:
Beginning of period                                          1,872,176       1,424,456
                                                            ----------      ----------
End of period                                               $1,788,491      $1,872,176
                                                            ==========      ==========
Undistributed net investment income, end of period          $    5,576      $    7,530
                                                            ==========      ==========

The accompanying notes are an integral part of these financial statements. 11

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
The Pioneer AmPac Growth VCT Portfolio (the Portfolio), is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
     Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap
       Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth
       Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio)
     Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
     Pioneer Balanced VCT Portfolio (Balanced Portfolio)
     Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (formerly America Pacific Rim Portfolio)
       (AmPac Growth Portfolio) (Class II shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)

   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The AmPac Growth VCT Portfolio commenced operations on March 15, 2004.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

AmPac Growth Portfolio seeks capital appreciation.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2006, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

   Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. Investing in the securities of U.S. issuers with substantial foreign activities involves many of the same risks as investing in the securities of foreign issuers. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus. Please refer to those documents when considering the Portfolio's risks.

B. Taxes

   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, AmPac Growth Portfolio had a net capital loss carryforward of $26,565, of which the following amounts will expire between 2012 and 2013, if not utilized: $7,988 in 2012 and $18,577 in 2013.

   The Portfolio elected to defer $20,752 in capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ended December 31, 2006.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The following chart shows the distributions paid during the year ended December 31, 2005 and the components of distributable earnings (accumulated losses) as of December 31, 2005.

---------------------------------------------------
                                            2005
---------------------------------------------------
  Distributions paid from:
  Ordinary Income                          $ 7,006
  Long-term capital gain                        --
                                           -------
                                           $ 7,006
                                           -------
  Return of capital                             --
                                           -------
    Total distributions                    $ 7,006
                                           -------
  Distributable Earnings
  (Accumulated Losses):
  Undistributed ordinary income            $ 7,530
  Undistributed long-term gain/
   (capital loss carryforward)             (26,565)
  Post October Loss Deferred               (20,752)
  Unrealized appreciation (depreciation)   124,310
                                           -------
    Total                                  $84,523
                                           =======
---------------------------------------------------

C. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006. Distribution fees are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

D. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

   value of the securities loaned that may occur during the term of the loan, will be for the account of Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

E. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets up to $1 billion and 0.70% on assets over $1 billion.

Through May 1, 2007, PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses of the Portfolio to the extent required to reduce Class II expenses to 0.95% of the average daily net assets attributable to Class II shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006, $284 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $442 in transfer agent fees payable to PIMSS at June 30, 2006.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $12 payable to PFD at June 30, 2006.

5. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2006, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:


---------------------------------------------------------------------------------------------
                                                                                    Net
                                                 Gross            Gross        Appreciation/
Portfolio                      Tax Cost      Appreciation     Depreciation     (Depreciation)
---------------------------------------------------------------------------------------------
 AmPac Growth Portfolio     $1,743,020      $183,967         $(77,389)        $106,578
---------------------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2006, were $169,340 and $383,131, respectively.

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. Capital Shares

At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005:



-----------------------------------------------------------------------------------------------
                                     '06 Shares      '06 Amount
AmPac Growth Portfolio              (unaudited)     (unaudited)     '05 Shares      '05 Amount
-----------------------------------------------------------------------------------------------
 CLASS II:
 Shares sold                           17,174       $  178,992         63,412      $  633,120
 Reinvestment of distributions            696            7,104            669           6,611
 Shares repurchased                   (26,927)        (280,619)       (21,368)       (215,562)
                                      ---------------------------------------------------------
   Net increase (decrease)             (9,057)      $  (94,523)        42,713      $  424,169
                                      =========================================================
-----------------------------------------------------------------------------------------------

Pioneer AmPac Growth VCT Portfolio              PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------
Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Osbert M. Hood, Executive Vice
President                               Vincent Nave, Treasurer
Mary K. Bush                            Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Thomas J. Perna
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company,
Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.
                                                                   19635-00-0806


                                                            [LOGO]PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST
                              Pioneer Core Bond VCT Portfolio -- Class II Shares

                                                               SEMIANNUAL REPORT

                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Core Bond VCT Portfolio
  Portfolio and Performance Update               2
  Comparing Ongoing Portfolio Expenses           3
  Portfolio Management Discussion                4
  Schedule of Investments                        6
  Financial Statements                           9
  Notes to Financial Statements                 13
  Trustees, Officers and Service Providers      17

Before investing consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment in securities)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Asset Backed Securities               0.4%
Collateralized Mortgage Obligations   0.8%
U.S. Corporate Bonds                 10.0%
U.S. Government Securities           88.8%


Quality Distribution
(As a percentage of total investment in securities)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Commercial Paper                      0.8%
B & Lower                             0.9%
BB                                    2.1%
BBB                                   6.9%
AAA                                   0.5%
Treasury/Agency                      88.8%


Five Largest Holdings
(As a percentage of long-term holdings)

1. Government National
    Mortgage Association,
    4.5%, 3/15/20                    22.58%
2. Government National Mortgage
    Association, 5.0%, 8/15/35       22.39
3. U.S. Treasury Notes,
    3.625%, 6/30/07                  15.46
4. U.S. Treasury Strip,
    0.0%, 11/15/13                    3.71
5. Federal National Mortgage
    Association,
    5.5%, 3/1/36                      3.43

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------

Prices and Distributions

                               6/30/06     12/31/05
Net Asset Value per Share     $ 9.58      $ 9.88


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)          Income         Capital Gains     Capital Gains
                            $ 0.2018       $    -            $    -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Core Bond VCT Portfolio at net asset value, compared to that of the Lehman Brothers Aggregate Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA IS A REPRESENTATION OF A LINE CHART IN THE PRINTED MATERIAL]

                  Pioneer         Lehman Bros.
                 Core Bond         Aggregate
                VCT Portfolio     Bond Index
7/05            $10,000            $10,000
6/06             10,001             10,011

The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(as of June 30, 2006)

--------------------------
Net Asset Value
--------------------------
Life-of-Class
(7/15/05)           -0.59%

All total returns shown assume reinvestment of distributions at net asset value. Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Core Bond VCT Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006

Share Class                                        II
---------------------------------------------------------
Beginning Account Value on 1/1/06              $ 1,000.00
Ending Account Value on 6/30/06                $   990.00
Expenses Paid During Period*                   $     4.19

* Expenses are equal to the Portfolio's annualized expense ratio of 0.85% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Core Bond VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2006 through June 30, 2006

Share Class                                        II
---------------------------------------------------------
Beginning Account Value on 1/1/06              $ 1,000.00
Ending Account Value on 6/30/06                $ 1,020.58
Expenses Paid During Period*                   $     4.26

* Expenses are equal to the Portfolio's annualized expense ratio of 0.85% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

Against a backdrop of strong economic growth throughout the globe, inflation concerns grew steadily during the first six months of 2006. With dramatic increases in commodity prices - most notably in energy prices - fears built that inflationary pressures were starting to spread throughout the general economy. Given these concerns, the U.S. Federal Reserve Board continued to raise short-term interest rates to relieve inflationary pressures and control economic growth. The Fed raised its Fed funds rate four successive times over the six months, from 4.25% to 5.25%. As the Fed acted, rates across securities of all maturities also rose, and bond prices generally declined. In the following interview, Kenneth J. Taubes discusses the factors that influenced Pioneer Core Bond VCT Portfolio's performance during the six months ended June 30, 2006. Mr. Taubes, Director of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Portfolio.

Q. How did the Portfolio perform during the six months ended June 30, 2006?
A. Pioneer Core Bond VCT Portfolio, Class II shares, had a total return of -1.00% for the six months, at net asset value. During the same six months, the Lehman Aggregate Bond Index produced a total return of -0.72%. The Portfolio's 30-day SEC yield on June 30, 2006 was 4.38%.
   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What were the primary factors influencing performance?
A. It was a challenging period in the bond market, given the persistent economic growth and the Federal Reserve Board's increasing concern about rising inflationary pressures. The Fed raised short-term rates at each of the board's four meetings during the six months and rates rose across the board and in almost parallel fashion among securities of all maturities. Over the half year, the yield on the six-month Treasury bill rose by about 90 basis points (nine-tenths of one percentage point). Yields of two- to three-year Treasury securities rose by about 79 basis points, the yields of 10-year Treasuries climbed by 78 basis points, and the yields of 30-year Treasuries rose by 67 basis points. As these rate changes occurred, bond prices - especially among higher-quality securities - tended to depreciate, with most high-grade securities recording negative total returns. The most notable exceptions were issues with short maturities of two years and less, which were the best-performing over the six months. Corporate bonds, including high-yield securities, performed somewhat better than Treasuries, as the yield advantages of corporate bonds compensated for the erosion in the market value of high-yield bonds.

Q. What were your principal strategies during the period?
A. In general, as the period progressed we became increasingly defensive to guard against the risks of a slowing economy as the impacts of the Federal Reserve's rate hikes worked their way through the economy. When interest rates rose, we gradually increased duration - a measure of a bond's price sensitivity to changes in interest rates -- as longer-maturity bonds began to decline and started to offer greater value. The Portfolio's effective duration on June 30, 2006, was 4.86 years. We maintained an exposure to Treasury Inflation Protected Securities (TIPS) for most of the period, although we did reduce our positions late in the period after these investments had performed particularly well.
   Over the six months, we maintained the Portfolio's primary focus on very high quality bonds, including Treasuries, TIPS and high-quality, mortgage-backed securities.

   At the end of the fiscal period on June 30, 2006, average credit quality was AA+, and 88.3% of assets were invested in Treasury and U.S. government agency securities, including agency-backed mortgage securities. As of the same date, only 3.0% of Portfolio assets were invested in high-yield, below investment-grade bonds.

A Word About Risk:

When interest rates rise, the prices of fixed- income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investments in high yield or lower-rated securities are subject to greater-than-average risk. The securities issued by U.S. Government- sponsored entities (i.e., FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. Government. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-Backed securities are also subject to pre-payments. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q. What types of investments had the greatest impact on Portfolio performance?

A. Our positions in TIPS had the greatest positive influence on results. Holding back results somewhat was our investment in individual bonds of Host Marriot. These bonds underperformed the Portfolio's benchmark index. However, industry, as well as company, fundamentals remain sound. We continue to like the security, which remains a Portfolio holding.

Q. What is your investment outlook?
A. We anticipate that we will see increased evidence that the Federal Reserve has been successful in slowing the rate of economic growth. We also see a drying up of liquidity in the global markets because of widespread hikes in short-term interest rates by central banks across the globe.
   Given these factors, we believe it makes sense to lengthen the Portfolio's duration and to maintain exposure to Treasury and high-quality mortgage securities. We believe these maneuvers can help to protect the Portfolio in a slowing economy while positioning it for the time when the Federal Reserve ends its cycle of rate hikes.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------


 Principal   S&P/Moody's
    Amount   Ratings
             (unaudited)                                                                      Value
                             ASSET BACKED SECURITIES - 0.4%
                             Utilities - 0.4%
                             Electric Utilities - 0.4%
 $  3,960    BB-/Ba2         FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)           $      3,955
                                                                                       ------------
                             Total Utilities                                           $      3,955
                                                                                       ------------
                             TOTAL ASSET BACKED SECURITIES
                             (Cost $4,013)                                             $      3,955
                                                                                       ------------
                             COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
                             Government - 0.8%
                             Government - 0.8%
    8,749    AAA/Aaa         Freddie Mac, 6.1%, 9/15/18                                $      8,717
                                                                                       ------------
                             Total Government                                          $      8,717
                                                                                       ------------
                             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                             (Cost $8,820)                                             $      8,717
                                                                                       ------------
                             CORPORATE BONDS - 10.2%
                             Capital Goods - 0.9%
                             Electrical Component & Equipment - 0.5%
    5,000    NR/WD           Orcal Geothermal, 6.21%, 12/30/20 (144A)                  $      4,868
                                                                                       ------------
                             Trading Companies & Distributors - 0.4%
    5,000    BBB-/Baa3       Glencore Funding LLC, 6.0%, 4/15/14 (144A)                $      4,566
                                                                                       ------------
                             Total Capital Goods                                       $      9,434
                                                                                       ------------
                             Consumer Durables & Apparel - 0.4%
                             Home Furnishings - 0.4%
    5,000    BBB-/Baa3       Mohawk Industries, Inc., 6.125%, 1/15/16                  $      4,820
                                                                                       ------------
                             Total Consumer Durables & Apparel                         $      4,820
                                                                                       ------------
                             Consumer Services - 0.5%
                             Education Services - 0.5%
    5,000    AAA/Aaa         President & Fellows of Harvard, 6.3%, 10/1/37             $      5,029
                                                                                       ------------
                             Total Consumer Services                                   $      5,029
                                                                                       ------------
                             Media - 0.9%
                             Broadcasting & Cable TV - 0.9%
   10,000    BBB+/Baa2       Comcast Corp., 5.85%, 11/15/15                            $      9,631
                                                                                       ------------
                             Total Media                                               $      9,631
                                                                                       ------------
                             Retailing - 0.4%
                             Specialty Stores - 0.4%
    5,000    BBB-/Baa3       Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/15      $      4,858
                                                                                       ------------
                             Total Retailing                                           $      4,858
                                                                                       ------------
                             Insurance - 3.2%
                             Life & Health Insurance - 0.4%
    5,000    B-/B2           Presidential Life Corp., 7.875%, 2/15/09                  $      4,975
                                                                                       ------------
                             Multi-Line Insurance - 0.5%
    5,000    BB+/Ba1         Hanover Insurance Group, 7.625%, 10/15/25                 $      5,012
                                                                                       ------------
                             Property & Casualty Insurance - 1.4%
    5,000    BBB-/NR         Kingsway America, Inc., 7.5%, 2/1/14                      $      4,951
   10,000    BB+/Baa3        Ohio Casualty Corp., 7.3%, 6/15/14                              10,114
                                                                                       ------------
                                                                                       $     15,065
                                                                                       ------------

6  The accompanying notes are an integral part of these financial statements.

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal     S&P/Moody's
    Amount     Ratings
               (unaudited)                                                           Value
                               Reinsurance - 0.9%
 $  10,000     BBB/NA          Platinum Underwriters Holdings, 7.5%, 6/1/17       $  9,810
                                                                                  --------
                               Total Insurance                                    $ 34,862
                                                                                  --------
                               Real Estate - 2.6%
                               Real Estate Investment Trusts - 2.6%
    10,000     BBB-/Baa3       Health Care, Inc., 6.0%, 11/15/13                  $  9,666
     5,000     BBB/Baa2        Hospitality Properties Trust, 5.125%, 2/15/15         4,586
    10,000     BB/Ba2          Host Marriott LP, 6.375%, 3/15/15                     9,400
     5,000     B+/B1           Trustreet Properties, Inc., 7.5%, 4/1/15              4,925
                                                                                  --------
                                                                                  $ 28,577
                                                                                  --------
                               Total Real Estate                                  $ 28,577
                                                                                  --------
                               Semiconductors - 0.9%
                               Semiconductors - 0.9%
    10,000     BBB-/Baa3       Chartered Semiconductor, 6.375%, 8/3/15            $  9,547
                                                                                  --------
                               Total Semiconductors                               $  9,547
                                                                                  --------
                               Utilities - 0.4%
                               Electric Utilities - 0.4%
     5,000     BBB+/Baa3       Entergy Gulf States, 5.7%, 6/1/15                  $  4,704
                                                                                  --------
                               Total Utilities                                    $  4,704
                                                                                  --------
                               TOTAL CORPORATE BONDS
                               (Cost $115,979)                                    $111,462
                                                                                  --------

The accompanying notes are an integral part of these financial statements. 7

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

 Principal
    Amount                                                                           Value
               U.S. GOVERNMENT & AGENCY OBLIGATIONS - 90.8%
 $  23,965     Federal Home Loan Mortgage Corp., 5.0%, 8/1/35                   $   22,399
    10,000     Federal Home Loan Mortgage Corp., 5.25%, 2/24/11                      9,841
    39,806     Federal National Mortgage Association, 5.5%, 3/1/36                  38,235
    24,578     Federal National Mortgage Association, 5.5%, 4/1/36                  23,608
    24,951     Federal National Mortgage Association, 5.5%, 5/1/36                  23,966
   264,004     Government National Mortgage Association, 4.5%, 3/15/20             251,516
   263,408     Government National Mortgage Association, 5.0%, 8/15/35             249,374
    36,000     U.S. Treasury Bonds, 5.25%, 11/15/28                                 35,831
    22,784     U.S. Treasury Inflation Protected Security, 1.875%, 7/15/15          21,619
     5,075     U.S. Treasury Inflation Protected Security, 2.0%, 1/15/16             4,846
     5,075     U.S. Treasury Inflation Protected Security, 2.375%, 4/15/11           5,054
     1,120     U.S. Treasury Inflation Protected Security, 3.0%, 7/15/12             1,154
   175,000     U.S. Treasury Notes, 3.625%, 6/30/07                                172,204
    25,000     U.S. Treasury Notes, 4.0%, 11/15/12                                  23,498
    25,000     U.S. Treasury Notes, 4.625%, 2/29/08                                 24,772
    10,000     U.S. Treasury Notes, 5.375%, 2/15/31                                 10,175
     5,000     U.S. Treasury Notes, 5.5%, 8/15/28                                    5,137
    35,000     U.S. Treasury Strip, 0.0%, 2/15/13                                   25,049
    60,000     U.S. Treasury Strip, 0.0%, 11/15/13                                  41,284
                                                                                ----------
                                                                                $  989,562
                                                                                ----------
               TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
               (Cost $1,025,707)                                                $  989,562
                                                                                ----------
               TOTAL INVESTMENT IN SECURITIES - 102.2%
               (Cost $1,154,519)                                                $1,113,696
                                                                                ----------
               OTHER ASSETS AND LIABILITIES - (2.2)%                            $  (24,107)
                                                                                ----------
               TOTAL NET ASSETS - 100.0%                                        $1,089,589
                                                                                ==========

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2006, the value of these securities amounted to $13,389 or 1.2% of total net assets.
NR   Not rated by either S&P or Moody's.

8  The accompanying notes are an integral part of these financial statements.

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                              Six Months
                                                                                 Ended           7/15/05 (a)
                                                                                6/30/06              to
Class II                                                                      (unaudited)         12/31/05
Net asset value, beginning of period                                             $ 9.88             $ 10.00
                                                                                 ------             -------
Increase (decrease) from investment operations:
 Net investment income                                                           $ 0.20             $  0.16
 Net realized and unrealized loss on investments                                  (0.30)              (0.12)
                                                                                 ------             -------
  Net increase (decrease) in net assets from investment operations               $(0.10)            $  0.04
                                                                                 ------             -------
Distributions to shareowners:
 Net investment income                                                            (0.20)              (0.16)
                                                                                 ------             -------
 Net decrease in net asset value                                                 $(0.30)            $ (0.12)
                                                                                 ------             -------
Net asset value, end of period                                                   $ 9.58             $  9.88
                                                                                 ======             =======
Total return*                                                                     (1.00)%              0.42%(b)
Ratio of net expenses to average net assets                                        0.85%**             0.85%**
Ratio of net investment income to average net assets                               4.20%**             3.57%**
Portfolio turnover rate                                                              29%**                7%(b)
Net assets, end of period (in thousands)                                         $1,090             $   994
Ratios with no waiver of management fees and assumption of expenses by PIM
 Net expenses                                                                     11.40%**            10.10%**
 Net investment loss                                                              (6.35)%**           (5.68)%**

(a)   The Portfolio commenced operations on July 15, 2005.
(b)   Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**    Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

The accompanying notes are an integral part of these financial statements. 9

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (cost $1,154,519)      $1,113,696
 Cash                                                          10,931
 Receivables --
 Dividends, interest and foreign taxes withheld                 5,803
 Due from Pioneer Investment Management, Inc.                   3,928
 Other                                                            447
                                                           ----------
  Total assets                                             $1,134,805
                                                           ----------
LIABILITIES:
 Payables --
 Fund shares repurchased                                   $        9
 Dividends                                                      3,748
 Due to affiliates                                              8,949
 Accrued expenses                                              32,510
                                                           ----------
  Total liabilities                                        $   45,216
                                                           ----------
NET ASSETS:
 Paid-in capital                                           $1,134,523
 Undistributed net investment income                              332
 Accumulated net realized loss on investments                  (4,443)
 Net unrealized loss on investments                           (40,823)
                                                           ----------
  Total net assets                                         $1,089,589
                                                           ----------
NET ASSET VALUE PER SHARE:
 Class II:
 (No par value, unlimited number of shares authorized)
 Net assets                                                $1,089,589
 Shares outstanding                                           113,749
                                                           ----------
 Net asset value per share                                 $     9.58


10 The accompanying notes are an integral part of these financial statements.

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended
                                                             6/30/06
INVESTMENT INCOME:
 Interest                                                   $  26,390
                                                            ---------
  Total investment income                                   $  26,390
                                                            ---------
EXPENSES:
 Management fees                                            $   4,229
 Transfer agent fees and expenses                                 599
 Distribution fees                                              1,279
 Administrative reimbursements                                 11,486
 Custodian fees                                                 5,470
 Professional fees                                             18,922
 Printing expense                                               5,561
 Fees and expenses of nonaffiliated trustees                   11,374
 Miscellaneous                                                    628
                                                            ---------
  Total expenses                                            $  59,548
  Less management fees waived and expenses assumed
   by Pioneer Investment Management, Inc.                     (55,108)
                                                            ---------
  Net expenses                                              $   4,440
                                                            ---------
   Net investment income                                    $  21,950
                                                            ---------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
 Net realized loss from:
 Investments                                                $  (3,505)
                                                            ---------
 Change in net unrealized loss from:
 Investments                                                $ (29,455)
                                                            ---------
 Net loss on investments                                    $ (32,960)
                                                            ---------
 Net decrease in net assets resulting from operations       $ (11,010)
                                                            =========


The accompanying notes are an integral part of these financial statements. 11

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         For the period
                                                                          Six Months      from 7/15/05
                                                                            Ended        (Commencement
                                                                           6/30/06       of Operations)
                                                                         (unaudited)      to 12/31/05
FROM OPERATIONS:
Net investment income                                                    $   21,950       $   16,387
Net realized loss on investments                                             (3,505)            (915)
Change in net unrealized gain or loss on investments                        (29,455)         (11,368)
                                                                         ----------       ----------
  Net increase (decrease) in net assets resulting from operations        $  (11,010)      $    4,104
                                                                         ----------       ----------
DISTRIBUTIONS TO SHAREOWNERS
Net investment income:
 Class II                                                                $  (21,983)      $  (16,140)
                                                                         ----------       ----------
  Total distributions to shareowners                                     $  (21,983)      $  (16,140)
                                                                         ----------       ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                         $  129,675       $1,006,348
Reinvestment of distributions                                                 1,805               63
Cost of shares repurchased                                                   (3,254)             (19)
                                                                         ----------       ----------
  Net increase in net assets resulting from Fund share transactions      $  128,226       $1,006,392
                                                                         ----------       ----------
  Net increase in net assets                                             $   95,233       $  994,356
NET ASSETS:
Beginning of period                                                         994,356               --
                                                                         ----------       ----------
End of period                                                            $1,089,589       $  994,356
                                                                         ==========       ==========
Undistributed net investment income, end of period                       $      332       $      365
                                                                         ==========       ==========


12 The accompanying notes are an integral part of these financial statements.

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Core Bond VCT Portfolio (The Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty -seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:


Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth
       Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity
       Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America
       Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio)
       (Class II shares only)
   Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio)
       (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The Portfolio commenced operations on July 15, 2005.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

Core Bond Portfolio seeks to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation
   Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Temporary cash investments are valued at amortized cost.

   Fixed income securities with remaining maturity of more than 60 days are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

   ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

   At times, the Portfolio's Investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks.

B. Taxes
   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The Portfolio elected to defer $945 in capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ended December 31, 2006.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The following chart shows the distributions paid during the period ended December 31, 2005 and the components of distributable earnings (accumulated losses) as of December 31, 2005.


-----------------------------------------------------------------------
                                                                  2005
-----------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                              $ 16,140
 Long-Term capital gain/capital loss carryforward                   --
                                                              --------
                                                              $ 16,140
 Return of Capital                                                  --
                                                              --------
  Total distributions                                         $ 16,140
                                                              --------
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                $    562
 Undistributed long-term gain/(capital loss carryforward)           --
 Post-October Loss Deferred                                       (945)
 Unrealized appreciation (depreciation)                        (11,558)
                                                              --------
  Total                                                       $(11,941)
                                                              ========
-----------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax treatment of amortization on securities purchased at premium.

C. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006.

D. Securities Lending
   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

E. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolios. Management fees are calculated daily at the annual rate of 0.50% of the Portfolio's average daily net assets.

Through May 1, 2007, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Portfolio to the extent necessary to limit Class II expenses to 0.85% of the average daily net assets attributable to Class II shares.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006, $6,286 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $1,207 in transfer agent fees payable to PIMSS at June 30, 2006.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $1,456 payable to PFD at June 30, 2006.

5. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2005, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

------------------------------------------------------------------------------------------
                                                                                 Net
                                              Gross            Gross        Appreciation/
                            Tax Cost      Appreciation     Depreciation     (Depreciation)
------------------------------------------------------------------------------------------
 Core Bond Portfolio      $1,154,709           $47          $ (41,060)        $ (41,013)
                          ==========          ====          ==========        ==========
------------------------------------------------------------------------------------------


6. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2006, were $39,031 and $1,480, respectively. The cost of purchases and the proceeds from sales of investments in U.S. Government obligations for the six months ended June 30, 2006, were $271,783 and $153,077, respectively.

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

7. Capital Shares
At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the period ended December 31, 2005:


--------------------------------------------------------------------------------------------
                                     '06 Shares      '06 Amount   '05 Shares      '05 Amount
Core Bond VCT                       (unaudited)     (unaudited)
--------------------------------------------------------------------------------------------
 CLASS II:
 Shares sold                       13,253         $129,675        100,642       $1,006,348
 Reinvestment of distributions        187            1,805             7                63
 Shares repurchased                  (338)          (3,254)             (2)            (19)
                                   -------------------------------------------------------
  Net increase                     13,102         $128,226        100,647       $1,006,392
                                   =======================================================

Pioneer Core Bond VCT Portfolio                 PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Osbert M. Hood, Executive Vice
President                               Vincent Nave, Treasurer
Mary K. Bush                            Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Thomas J. Perna
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

                                                                   19639-00-0806


                                                        [LOGO]PIONEER
                                                              Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST
      Pioneer Ibbotson Asset Allocation Series VCT Portfolios -- Class II Shares

                                                               SEMIANNUAL REPORT

                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
  Moderate Allocation Portfolio - Portfolio and
    Performance Update                                            2
  Growth Allocation Portfolio - Portfolio and
    Performance Update                                            3
  Aggressive Allocation Portfolio - Portfolio and
    Performance Update                                            4
  Comparing Ongoing Portfolio Expenses                            5
  Market Overview and Strategy                                    8
  Portfolio Reviews                                               9
  Schedule of Investments                                        10
  Financial Statements                                           13
  Notes to Financial Statements                                  21
  Trustees, Officers and Service Providers                       24

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Ibbotson Moderate Allocation VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

Target Asset Allocations

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Equity                                           60%
Fixed Income                                     40%

Large Cap Growth Stocks                        15.5%
---------------------------------------------------
Large Cap Value Stocks                         15.5
---------------------------------------------------
Mid/Small Cap Growth Stocks                     6.0
---------------------------------------------------
Mid/Small Cap Value Stocks                      6.0
---------------------------------------------------
International Stocks                           12.0
---------------------------------------------------
Emerging Markets                                2.0
---------------------------------------------------
Real Estate (REITs)                             3.0
---------------------------------------------------
High Yield Bonds                                8.0
---------------------------------------------------
Bonds                                           9.0
---------------------------------------------------
Short Term Bonds                               17.0
---------------------------------------------------
Cash Equivalents                                6.0
---------------------------------------------------

Actual Portfolio Holdings (Based on total portfolio)

U.S. Stocks                            Pioneer Growth Opportunities         2.11%
--------------------------------------------------------------------------------
Pioneer Fund                   7.35%   International Stocks
--------------------------------------------------------------------------------
Pioneer Research              10.47    Pioneer International Equity        11.68
--------------------------------------------------------------------------------
Pioneer Oak Ridge Large                Pioneer Emerging Markets             2.14
                                       -----------------------------------------
 Cap Growth                   13.58    Bonds
--------------------------------------------------------------------------------
Pioneer Value                  3.15    Pioneer High Yield                   6.35
--------------------------------------------------------------------------------
Pioneer Cullen Value           3.15    Pioneer Bond                         9.49
--------------------------------------------------------------------------------
Pioneer Mid Cap Growth         3.15    Pioneer Short Term Income           16.83
--------------------------------------------------------------------------------
Pioneer Mid Cap Value          1.05    Pioneer Government Income            3.16
--------------------------------------------------------------------------------
Pioneer Small Cap Value        3.16
--------------------------------------------------------------------------------
Pioneer Real Estate            3.18
--------------------------------------------------------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------

Prices and Distributions

                                6/30/06    12/31/05
Net Asset Value per Share       $ 10.72     $ 10.63

Distributions per Share                   Short-Term        Long-Term
(1/1/06 - 6/30/06)          Dividends     Capital Gains     Capital Gains
                            $ 0.0397      $  -              $ 0.0949

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Ibbotson Moderate Allocation VCT Portfolio at net asset value, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA IS A REPRESENTATION OF A LINE CHART IN THE PRINTED MATERIAL]

                     Pioneer Ibbotson
                    Moderate Allocation                  Lehman Brothers
                       VCT Portfolio        S&P 500    Aggregate Bond Index
3/05                     $10,000            $10,000          $10,000
6/05                      10,111             10,137           10,301
6/06                      10,912             11,011           10,218

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. The Standard & Poor's Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June, 30, 2006)


--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class
(3/18/05)                                      6.61%
1 Year                                         7.93%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Ibbotson Growth Allocation VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

Target Asset Allocations

Equity                                           75%
Fixed Income                                     25%

Large Cap Growth Stocks                        16.5%
---------------------------------------------------
Large Cap Value Stocks                         17.5
---------------------------------------------------
Mid/Small Cap Growth Stocks                     8.5
---------------------------------------------------
Mid/Small Cap Value Stocks                      8.5
---------------------------------------------------
International Stocks                           16.0
---------------------------------------------------
Emerging Markets                                4.0
---------------------------------------------------
Real Estate (REITs)                             4.0
---------------------------------------------------
High Yield Bonds                                5.0
---------------------------------------------------
Bonds                                           7.5
---------------------------------------------------
Short Term Bonds                               12.5
---------------------------------------------------

Actual Portfolio Holdings (Based on total portfolio)
U.S. Stocks                            Pioneer Growth Opportunities         4.01%
--------------------------------------------------------------------------------
Pioneer Fund                   7.97%   International Stocks
--------------------------------------------------------------------------------
Pioneer Research              10.93    Pioneer International Equity        15.11
--------------------------------------------------------------------------------
Pioneer Oak Ridge Large                Pioneer Emerging Markets             4.06
                                       -----------------------------------------
Cap Growth                    12.88    Bonds
--------------------------------------------------------------------------------
Pioneer Value                  3.98    Pioneer High Yield                   3.01
--------------------------------------------------------------------------------
Pioneer Cullen Value           3.99    Pioneer Bond                         8.00
--------------------------------------------------------------------------------
Pioneer Mid Cap Growth         3.99    Pioneer Short Term Income           11.96
--------------------------------------------------------------------------------
Pioneer Mid Cap Value          1.99    Pioneer Government Income            1.09
--------------------------------------------------------------------------------
Pioneer Small Cap Value        3.00
--------------------------------------------------------------------------------
Pioneer Real Estate            4.03
--------------------------------------------------------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------

Prices and Distributions

                                6/30/06    12/31/05
Net Asset Value per Share       $ 11.01     $ 10.78

Distributions per Share                   Short-Term        Long-Term
(1/1/06 - 6/30/06)          Dividends     Capital Gains     Capital Gains
                            $ 0.0185      $  -              $ 0.049

--------------------------------------------------------------------------------
Performance of a $10,000 Investment
The following chart shows the change in value of an investment made in Pioneer Ibbotson Growth Allocation VCT Portfolio at net asset value, compared to that of the Standard & Peer's 500 Stock Index and Lehman Brothers Aggregate Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA IS A REPRESENTATION OF A LINE CHART IN THE PRINTED MATERIAL]

                     Pioneer Ibbotson
                    Moderate Allocation                  Lehman Brothers
                       VCT Portfolio        S&P 500    Aggregate Bond Index
3/05                     $10,000            $10,000          $10,000
6/05                      10,111             10,137           10,301
6/06                      11,180             11,011           10,218

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. The Standard & Poor's Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

Net Asset Value
Life-of-Class
(3/18/05)                                     8.30%
1 Year                                       10.02%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Ibbotson Aggressive Allocation VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

Target Asset Allocations

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Equity                                           90%
Fixed Income                                     10%

Large Cap Growth Stocks                        19.0%
---------------------------------------------------
Large Cap Value Stocks                         19.0
---------------------------------------------------
Mid/Small Cap Growth Stocks                    10.5
---------------------------------------------------
Mid/Small Cap Value Stocks                     10.5
---------------------------------------------------
International Stocks                           21.0
---------------------------------------------------
Emerging Markets                                5.0
---------------------------------------------------
Real Estate (REITs)                             5.0
---------------------------------------------------
High Yield Bonds                                0.0
---------------------------------------------------
Bonds                                           7.0
---------------------------------------------------
Short Term Bonds                                3.0
---------------------------------------------------

Actual Portfolio Holdings (Based on total portfolio)

U.S. Stocks                            Pioneer Small Cap Value              2.99%
--------------------------------------------------------------------------------
Pioneer Fund                   8.93%   Pioneer Real Estate                  5.03
--------------------------------------------------------------------------------
Pioneer Research              11.90    Pioneer Growth                       5.02
                                        Opportunities
--------------------------------------------------------------------------------
Pioneer Oak Ridge Large                International Stocks
                                       -----------------------------------------
Cap Growth                    14.81    Pioneer International Equity        20.36
--------------------------------------------------------------------------------
Pioneer Value                  3.97    Pioneer Emerging Markets             5.14
--------------------------------------------------------------------------------
Pioneer Cullen Value           4.97    Bonds
--------------------------------------------------------------------------------
Pioneer Mid Cap Growth         4.96    Pioneer Bond                         5.97
--------------------------------------------------------------------------------
Pioneer Mid Cap Value          2.98    Pioneer Short Term Income            2.97
--------------------------------------------------------------------------------

This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------

Prices and Distributions

                                6/30/06    12/31/05
Net Asset Value per Share       $ 11.22     $ 10.98

Distributions per Share                   Short-Term        Long-Term
(1/1/06 - 6/30/06)          Dividends     Capital Gains     Capital Gains
                            $ 0.027       $  -              $ 0.1006

--------------------------------------------------------------------------------
Performance of a $10,000 Investment
The following chart shows the change in value of an investment made in Pioneer Ibbotson Aggressive Allocation VCT Portfolio at net asset value, compared to that of the Standard & Poor's 500 Stock Index and Lehman Brothers Aggregate Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA IS A REPRESENTATION OF A LINE CHART IN THE PRINTED MATERIAL]

                     Pioneer Ibbotson
                    Moderate Allocation                  Lehman Brothers
                       VCT Portfolio        S&P 500    Aggregate Bond Index
3/05                     $10,000            $10,000          $10,000
6/05                      10,151             10,137           10,301
6/06                      11,397             11,011           10,218

The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. The Standard & Poor's Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

Net Asset Value
Life-of-Class
(3/18/05)                                                      10.37%
1 Year                                                         12.28%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Ibbotson Moderate Allocation VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation VCT Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006.

Share Class                                                               II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/06                                     $ 1,000.00
Ending Account Value on 6/30/06                                       $ 1,021.40
Expenses Paid During Period*                                          $     2.91

* Expenses are equal to the Portfolio's annualized expense ratio of 0.58% for Class II Shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006.

Share Class                                                               II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/06                                     $ 1,000.00
Ending Account Value on 6/30/06                                       $ 1,021.92
Expenses Paid During Period*                                          $     2.91

* Expenses are equal to the Portfolio's annualized expense ratio of 0.58% for Class II Shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Ibbotson Growth Allocation VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES                               (continued)
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation VCT Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006.

Share Class                                                               II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/06                                     $ 1,000.00
Ending Account Value on 6/30/06                                       $ 1,027.80
Expenses Paid During Period*                                          $     2.92

* Expenses are equal to the Portfolio's annualized expense ratio of 0.58% for Class II Shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006.

Share Class                                                               II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/06                                     $ 1,000.00
Ending Account Value on 6/30/06                                       $ 1.021.92
Expenses Paid During Period*                                          $     2.91

* Expenses are equal to the Portfolio's annualized expense ratio of 0.58% for Class II Shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Ibbotson Growth Allocation VCT Portfolio
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation VCT Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006.

Share Class                                                               II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/06                                     $ 1,000.00
Ending Account Value on 6/30/06                                       $ 1,033.80
Expenses Paid During Period*                                          $     3.73

* Expenses are equal to the Portfolio's annualized expense ratio of 0.74% for Class II Shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006.

Share Class                                                               II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/06                                     $ 1,000.00
Ending Account Value on 6/30/06                                       $ 1,021.12
Expenses Paid During Period*                                          $     3.71

* Expenses are equal to the Portfolio's annualized expense ratio of 0.74% for Class II Shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
MARKET OVERVIEW AND STRATEGY 6/30/06
--------------------------------------------------------------------------------

In the following interview, Portfolio manager Peng Chen, Chief Investment Officer for Ibbotson Associates Advisors, LLC, discusses the market environment and investment strategies that applied to the Portfolios in the Pioneer Ibbotson Asset Allocation Series VCT Portfolios for the semiannual period ended June 30, 2006.

Q. Could you characterize the economic backdrop during the first six months of 2006?

A. The economic situation has been difficult to interpret for a while. While growth was solid in the first quarter of 2006 after a slight slowdown at the end of 2005, the more recent employment data have failed to provide a clear picture. In particular, job creation in manufacturing has been disappointing. The Federal Reserve (the Fed) continued to raise short-term rates gradually throughout the period, despite the transition to Chairman Bernanke. However, the Fed has announced a shift from a course of measured rate increases to a data-driven approach to policy. As a result, many economists have been paying even more attention than usual to economic releases, which are expected to affect short-term interest rates and, through them, the economy and the markets.

     After a positive start, U.S. equity markets fell in the second quarter, erasing most of the year-to-date's gains. The downturn impacted growth stocks the most, while large-cap and value-oriented stocks held up relatively well. International equities generally provided strong returns for the six months, although their performance also eased considerably as the period progressed. In the fixed-income markets, intermediate and longer-term bond prices generally fell as yields rose.

Q. What were the strategic considerations that you applied to the three Portfolios in allocating assets?

A. For each Portfolio, assets have been invested in keeping with their broad asset allocation and specific mutual fund targets. In addition, we have implemented three strategies across all the Portfolios.

     Within the U.S. stock portion of the Portfolios, we introduced during the period a slight overweighting of U.S. large-capitalization stocks relative to small-cap stocks. We did this for a number of reasons. First, although small cap stocks have historically outperformed large caps over long periods, there is a cyclical aspect to this performance leadership. After several years of small cap outperformance, this trend seems to have become less pronounced. In our view this suggests that a cycle of large cap performance leadership may begin reasonably soon. Supporting this view as well is the fact that small cap stocks are currently trading at valuations approximately double those for large caps. Finally, if as many expect the economy slows as a result of higher interest rates, large cap stocks may be more resilient. With respect to the other equity categories, exposure remained neutral throughout the period. We have also maintained neutral target weightings in the non-U.S. equity market alternatives, both developed and emerging.

     A second strategic emphasis is within the bond portion of the Portfolios, where we have continued to underweight the long-term bond vehicle, with the difference allocated to the shorter-term fixed-income alternative. While we do not see a clear direction for long-term interest rates over the short term, over time we do expect long-term bond yields to continue to trend higher, with corresponding downward pressure on prices of these issues. In addition, short-term rates have become much more attractive given the Fed's raising of the benchmark rate. In view of these factors, we believe the risk/reward profile is more favorable among shorter term issues. Elsewhere within fixed income, we have maintained neutral positions in the high yield bond offering, as well as in the non-U.S. fixed income option.

     Finally, we continue to underweight REITs (Real Estate Investment Trusts). REITs are traditionally most attractive to investors seeking income return, and these issues benefited from the period of low interest rates experienced in the recent past. As rates have risen, REIT yields have reached historically low levels relative to Treasury bonds. At the same time, REITs in the aggregate are priced at roughly double the general stock market, as gauged by traditional valuation measures such as price-to-earnings ratio. In addition to appearing fully valued when compared to both bonds and the rest of the stock market, REITs may be vulnerable to higher market interest rate levels, which we expect to lead to continued cooling in the real estate sector.

Q. What factors are you watching most closely as you determine strategy for the Portfolios going forward?

     Going forward, we will continue to monitor economic indicators and interest rates to evaluate whether we need to adjust the views underlying our strategic allocations. The Federal deficit has been stable around four percent of Gross Domestic Product (GDP); the trade deficit reached a record six percent of GDP; meanwhile, the absence of household savings persists. While the markets do not seem to be especially focused on these numbers, the persistence of these imbalances is something we are watching.

     The markets are, however, focused on the Fed's next moves. On the one hand, we have limited employment growth and core inflation that remains relatively low; on the other hand, core inflation is increasing and GDP growth is solid. Will Chairman Bernanke keep increasing the benchmark rate to strengthen his reputation as an inflation hawk, or will he keep the rate stable while waiting for the effects of the 17 consecutive increases to kick in? In the meantime, the U.S. yield curve remains rather flat, meaning there is very little reward for buying longer maturities, and the stock market appears to be treading water pending economic data that will enable participants to forecast Fed actions more effectively.

     We continue to view the financial markets as lacking in clear direction, making appropriate diversification across asset classes vitally important as we enter the second half of 2006.

Please see Portfolio Reviews beginning on page 9 for information on specific weightings and performance for each of the three Portfolios in the Pioneer Ibbotson Asset Allocation Series VCT Portfolios.

Any information in this shareholder report regarding market or economic trends or the factors influencing a Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

The Portfolio performance depends on the adviser's skill in determining the strategic asset class allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets. These risk factors, including those associated with currency exchange rates, also apply to investments in international markets, all of which make international markets more volatile and less liquid than investments in domestic markets. Some of the underlying portfolios can invest in either high-yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies, respectively. Before making an investment in a Portfolio, you should consider all the risks associated with it.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for each Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all Portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO REVIEWS 6/30/06
--------------------------------------------------------------------------------

Moderate Allocation

The Portfolio's total return for the semiannual period ended June 30, 2006 was 2.14% for Class II shares.

The Portfolio targeted an asset allocation of 60% equities, 40% fixed income during the semiannual period ended June 30, 2006. Within the equity portion of the Portfolio, Pioneer Oak Ridge Large Cap Growth Fund was the largest holding at 13.58% of investments on June 30, 2006. Pioneer International Equity Fund was the next largest equity holding at 11.68% of investments. Large capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller cap counterparts. Within the fixed-income portion of the Portfolio, the largest holding at the end of the period was in a shorter duration bond fund, Pioneer Short Term Income Fund, at 16.83%, while a longer duration bond fund, Pioneer Bond Fund represented 9.49% of investments.

Growth Allocation

The Portfolio's total return for the semiannual period ended June 30, 2006 was 2.78% for Class II shares.

The Portfolio targeted an asset allocation of 75% equities, 25% fixed income during the period. Within the equity portion of the fund, Pioneer International Equity Fund was the largest holding at 15.11% of investments on June 30, 2006. The largest domestic equity allocation was to Pioneer Oak Ridge Large Cap Growth Fund (12.88%) followed by Pioneer Research Fund (10.93%). Large capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller cap counterparts. Within the fixed-income portion of the Portfolio, the largest holding at the end of the period was in a shorter term bond fund, Pioneer Short Term Income Fund, at 11.96% of investments, while a longer duration bond fund, Pioneer Bond Fund represented 8.00% of investments.

Aggressive Allocation

The Portfolio's total return for the semiannual period ended June 30, 2006, was 3.38% for Class II shares.

The Portfolio targeted an asset allocation of 90% equities, 10% fixed income during the period. Within the equity portion of the fund, Pioneer International Equity Fund was the largest holding at 20.36% of investments on June 30, 2006. On the domestic side, Pioneer Oak Ridge Large Cap Growth Fund (14.81%) and Pioneer Research Fund (11.90%) were the largest holdings. Large capitalization holdings were weighted slightly above target at the end of the period, reflecting management's view that these stocks were more attractive than their smaller cap counterparts. Within the fixed-income portion of the Portfolio, the largest holding at the end of the period was in a long-term bond fund, Pioneer Bond Fund, at 5.97% of assets, while a shorter term bond fund, Pioneer Short Term Income Fund represented 2.97% of assets.

Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

The Portfolio performance depends on the adviser's skill in determining the strategic asset class allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets. These risk factors, including those associated with currency exchange rates, also apply to investments in international markets, all of which make international markets more volatile and less liquid than investments in domestic markets. Some of the underlying portfolios can invest in either high-yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies, respectively. Before making an investment in a Portfolio, you should consider all the risks associated with it.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for each Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all Portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Ibbotson Moderate Allocation VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

 Shares                                                         Value
           MUTUAL FUNDS - 94.7%
           PIONEER FUNDS - 94.7 %
392,642    Pioneer Bond Fund Class Y                       $ 3,467,026
                                                           -----------
 62,742    Pioneer Cullen Value Fund Class Y                 1,150,686
                                                           -----------
 27,024    Pioneer Emerging Markets Fund Class Y               780,183
                                                           -----------
 58,121    Pioneer Fund Class Y                              2,682,885
                                                           -----------
126,324    Pioneer Government Income Fund Class Y            1,155,866
                                                           -----------
 24,912    Pioneer Growth Opportunities Fund
           Class Y                                             772,011
                                                           -----------
216,360    Pioneer High Yield Fund Class Y                   2,319,375
                                                           -----------
170,760    Pioneer International Equity Fund Class Y         4,263,868
                                                           -----------
 76,606    Pioneer Mid Cap Growth Fund Class Y               1,150,627
                                                           -----------
 15,684    Pioneer Mid Cap Value Fund Class Y                  383,462
                                                           -----------
382,569    Pioneer Oak Ridge Large Cap Growth Fund
           Class Y                                           4,958,099
                                                           -----------
 39,703    Pioneer Real Estate Shares Class Y                1,161,707
                                                           -----------
371,766    Pioneer Research Fund Class Y                     3,821,751
                                                           -----------
634,139    Pioneer Short Term Income Fund Class Y            6,144,811
                                                           -----------
 34,204    Pioneer Small Cap Value Fund Class Y              1,153,361
                                                           -----------
 63,333    Pioneer Value Fund Class Y                        1,148,863
                                                           -----------
           TOTAL INVESTMENTS IN SECURITIES - 94.7%
           (Cost $36,187,413)(a)                           $36,514,581
                                                           -----------
           OTHER ASSETS AND
           LIABILITIES - 5.3%                                2,053,548
                                                           -----------
           TOTAL NET ASSETS - 100.0%                       $38,568,129
                                                           ===========

(a) At June 30, 2006, the net unrealized gain on investments based on cost for federal tax purposes of $36,251,476 was as follows:

       Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost                             $661,039
       Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                             (397,934)
                                                                                --------
       Net unrealized gain                                                      $263,105
                                                                                ========

Purchases and sales of securities (excluding temporary cash investments) for the period ended June 30, 2006 aggregated $17,348,059 and $0, respectively.

10 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Growth Allocation VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

 Shares                                                         Value
           MUTUAL FUNDS - 99.5%
           PIONEER FUNDS - 99.5%
491,924    Pioneer Bond Fund Class Y                       $ 4,343,685
                                                           -----------
118,012    Pioneer Cullen Value Fund Class Y                 2,164,345
                                                           -----------
 76,299    Pioneer Emerging Markets Fund Class Y             2,202,758
                                                           -----------
 93,699    Pioneer Fund Class Y                              4,325,131
                                                           -----------
 64,752    Pioneer Government Income Fund Class Y              592,478
                                                           -----------
 70,325    Pioneer Growth Opportunities Fund
           Class Y                                           2,179,374
                                                           -----------
152,523    Pioneer High Yield Fund Class Y                   1,635,044
                                                           -----------
328,660    Pioneer International Equity Fund Class   Y       8,206,642
                                                           -----------
144,109    Pioneer Mid Cap Growth Fund Class Y               2,164,519
                                                           -----------
 44,253    Pioneer Mid Cap Value Fund Class Y                1,081,976
                                                           -----------
539,681    Pioneer Oak Ridge Large Cap Growth Fund
           Class Y                                           6,994,261
                                                           -----------
 74,699    Pioneer Real Estate Shares Class Y                2,185,694
                                                           -----------
577,043    Pioneer Research Fund Class Y                     5,932,004
                                                           -----------
670,384    Pioneer Short Term Income Fund Class Y            6,496,023
                                                           -----------
 48,268    Pioneer Small Cap Value Fund Class Y              1,627,610
                                                           -----------
119,139    Pioneer Value Fund Class Y                        2,161,181
                                                           -----------
           TOTAL INVESTMENTS IN SECURITIES - 99.5 %
           (Cost $54,191,871)(a)                           $54,292,725
                                                           -----------
           OTHER ASSETS AND
           LIABILITIES - 0.5%                                  291,248
                                                           -----------
           TOTAL NET ASSETS - 100.0%                       $54,583,973
                                                           ===========

(a) At June 30, 2006, the net unrealized gain on investments based on cost for federal tax purposes of $54,233,055 was as follows:

       Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost                             $585,257
       Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                             (525,587)
                                                                                --------
       Net unrealized gain                                                      $ 59,670
                                                                                ========

Purchases and sales of securities (excluding temporary cash investments) for the period ended June 30, 2006 aggregated $41,253,503 and $111,973, respectively.

The accompanying notes are an integral part of these financial statements. 11

Pioneer Ibbotson Aggressive Allocation VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

 Shares                                                        Value
           MUTUAL FUNDS - 100.3%
           PIONEER FUNDS - 100.3%
 51,556    Pioneer Bond Fund Class Y                       $  455,238
                                                           ----------
 20,667    Pioneer Cullen Value Fund Class Y                  379,037
                                                           ----------
 13,590    Pioneer Emerging Markets Fund Class Y              392,350
                                                           ----------
 14,755    Pioneer Fund Class Y                               681,080
                                                           ----------
 12,353    Pioneer Growth Opportunities Fund
           Class Y                                            382,828
                                                           ----------
 62,223    Pioneer International Equity Fund Class Y        1,553,704
                                                           ----------
 25,197    Pioneer Mid Cap Growth Fund Class Y                378,453
                                                           ----------
  9,296    Pioneer Mid Cap Value Fund Class Y                 227,283
                                                           ----------
 87,173    Pioneer Oak Ridge Large Cap Growth Fund
           Class Y                                          1,129,765
                                                           ----------
 13,114    Pioneer Real Estate Shares Class Y                 383,702
                                                           ----------
 88,298    Pioneer Research Fund Class Y                      907,701
                                                           ----------
 23,439    Pioneer Short Term Income Class Y                  227,126
                                                           ----------
  6,767    Pioneer Small Cap Value Fund Class Y               228,184
                                                           ----------
 16,684    Pioneer Value Fund Class Y                         302,652
                                                           ----------
           TOTAL INVESTMENTS IN SECURITIES - 100.3%
           (Cost $7,521,383)(a)                            $7,629,103
                                                           ----------
           OTHER ASSETS AND
           LIABILITIES - (0.3%)                               (24,897)
                                                           ----------
           TOTAL NET ASSETS - 100.0%                       $7,604,206
                                                           ----------

(a) At June, 30, 2006, the net unrealized gain on investments based on cost for federal tax purposes of $7,532,989 was as follows:

       Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost                             $172,751
       Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                              (76,637)
                                                                                --------
       Net unrealized gain                                                      $ 96,114
                                                                                ========

Purchases and sales of securities (excluding temporary cash investments) for the period ended June 30, 2006 aggregated $4,614,176 and $129,280, respectively.

12 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             For the
                                                            six months    For the period
                                                              ended         3/18/05(a)
                                                             06/30/06           to
                                                           (unaudited)       12/31/05
                                                           -----------    --------------
Moderate Allocation VCT Portfolio                             Class II        Class II
Net asset value, beginning of period                          $  10.63         $  10.00
                                                              --------         --------
Increase from investment operations:
 Net investment income (b)                                    $   0.07         $   0.15
 Net realized and unrealized gain on investments                  0.15             0.48
                                                              --------         --------
  Net increase from investment operations                     $   0.22         $   0.63
                                                              --------         --------
Distributions to shareowners:
 Net investment income                                        $  (0.04)              --
 Net realized gain                                               (0.09)              --
                                                              --------         --------
 Total distributions to shareowners                           $  (0.13)              --
                                                              --------         --------
Net increase in net asset value                               $   0.09         $   0.63
                                                              --------         --------
Net asset value, end of period                                $  10.72         $  10.63
                                                              ========         ========
Total return* (c)                                                 2.14%            6.30%
 Ratio of net expenses to average net assets**                    0.58%            0.74%++
 Ratio of net investment income to average net assets**           1.43%            1.73%
 Portfolio turnover rate (c)                                         0%              27%
 Net assets, end of period (in thousands)                     $ 38,568         $ 20,067

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
(c)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
++ In the absence of expense reimbursement, expenses on an annualized basis for the period ended 12/31/05, would have been 1.42% of average net assets for Class II shares.
Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges and sales charges.

The accompanying notes are an integral part of these financial statements. 13

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             For the
                                                            six months    For the period
                                                              ended         3/18/05(a)
                                                             06/30/06           to
                                                           (unaudited)       12/31/05
                                                           -----------    --------------
Growth Allocation VCT Portfolio                               Class II          Class II
Net asset value, beginning of period                          $  10.78          $  10.00
                                                              --------          --------
Increase from investment operations:
 Net investment income (b)                                    $   0.05          $   0.11
 Net realized and unrealized gain on investments                  0.25              0.67
                                                              --------          --------
  Net increase from investment operations                     $   0.30          $   0.78
                                                              --------          --------
Distributions to shareowners:
 Net investment income                                        $  (0.02)               --
 Net realized gain                                              ( 0.05)               --
                                                              --------          --------
 Total distributions to shareowners                           $  (0.07)               --
                                                              --------          --------
Net increase in net asset value                               $   0.23          $   0.78
                                                              --------          --------
Net asset value, end of period                                $  11.01          $  10.78
                                                              ========          ========
Total return* (c)                                                 2.78%             7.80%
 Ratio of net expenses to average net assets**                    0.58%             0.74%++
 Ratio of net investment income to average net assets**           0.97%             1.34%
 Portfolio turnover rate (c)                                      0.39%               20%
 Net assets, end of period (in thousands)                     $ 54,584          $ 13,245

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
(c)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
++ In the absence of expense reimbursement, expenses on an annualized basis for the period ended 12/31/05, would have been 1.74% of average net assets for Class II shares.
Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges and sales charges.

14 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             For the
                                                            six months    For the period
                                                              ended         3/18/05(a)
                                                             06/30/06           to
                                                           (unaudited)       12/31/05
                                                           -----------    --------------
Aggressive Allocation VCT Portfolio                           Class II          Class II
Net asset value, beginning of period                          $  10.98          $  10.00
                                                              --------          --------
Increase from investment operations:
 Net investment income (b)                                    $   0.01          $   0.08
 Net realized and unrealized gain on investments                  0.36              0.90
                                                              --------          --------
  Net increase from investment operations                     $   0.37          $   0.98
                                                              --------          --------
Distributions to shareowners:
 Net investment income                                        $  (0.03)               --
 Net realized gain                                               (0.10)               --
                                                              --------          --------
 Total distributions to shareowners                           $  (0.13)               --
                                                              --------          --------
Net increase in net asset value                               $   0.24          $   0.98
                                                              --------          --------
Net asset value, end of period                                $  11.22          $  10.98
                                                              ========          ========
Total return* (c)                                                 3.38%             9.80%
 Ratio of net expenses to average net assets**++                  0.74%             0.74%
 Ratio of net investment income to average net assets**           0.17%             0.90%
 Portfolio turnover rate (c)                                         3%               17%
 Net assets, end of period (in thousands)                     $  7,604          $  3,077

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
(c)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
++ In the absence of expense reimbursement, expenses on an annualized basis would have been 1.51% and 5.94% for the periods ended 6/30/06 and 12/31/05, respectively, for Class II shares.
Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges and sales charges.

The accompanying notes are an integral part of these financial statements. 15

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          Moderate         Growth       Aggressive
                                                                         Allocation      Allocation     Allocation
                                                                       VCT Portfolio   VCT Portfolio   VCT Portfolio
ASSETS:
 Investments in securities of affiliated issuers, at value (at cost
  $36,187,413, $54,191,871 and $7,521,383, respectively)                 $36,514,581     $54,292,725      $7,629,103
 Cash                                                                      2,825,721       1,340,118          53,851
 Receivable for:
   Fund shares sold                                                          186,750         306,876           2,453
   Due from Pioneer Investment Management, Inc.                                   --              --           2,399
 Other                                                                           459             426             429
                                                                         -----------     -----------      ----------
     Total assets                                                        $39,527,511     $55,940,145      $7,688,235
                                                                         -----------     -----------      ----------
LIABILITIES:
 Payables for:
   Securities purchased                                                  $   918,319     $ 1,309,856      $   54,403
   Fund shares redeemed                                                            --             --           1,350
 Due to affiliates                                                            11,917          16,023           2,430
 Accrued expenses and other liabilities                                       29,146          30,293          25,846
                                                                         -----------     -----------      ----------
     Total liabilities                                                   $   959,382     $ 1,356,172      $   84,029
                                                                         -----------     -----------      ----------
NET ASSETS:
 Paid-in capital                                                         $38,103,055     $54,375,938      $7,505,463
 Undistributed net investment income                                         193,264         137,340           4,311
 Accumulated net realized loss on investments                                (55,358)        (30,159)        (13,288)
 Net unrealized gain on investments                                          327,168         100,854         107,720
                                                                         -----------     -----------      ----------
     Total net assets                                                    $38,568,129     $54,583,973      $7,604,206
                                                                         ===========     ===========      ==========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
 Net Assets of Class II Shares                                           $38,568,129     $54,583,973      $7,604,206
 Class II Shares outstanding                                               3,597,989       4,955,892         677,519
                                                                         -----------     -----------      ----------
 Net Asset Value--Class II Shares                                        $     10.72     $     11.01      $    11.22

16 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

For the Six Months Ended 6/30/06

                                                                          Moderate         Growth       Aggressive
                                                                         Allocation      Allocation     Allocation
                                                                       VCT Portfolio   VCT Portfolio   VCT Portfolio
INVESTMENT INCOME:
 Dividend income received from securities of affiliated issuers             $230,562      $  192,738       $  20,304
 Interest                                                                     41,662          27,318           2,838
                                                                            --------      ----------       ---------
  Total investment income                                                   $272,224      $  220,056       $  23,142
                                                                            --------      ----------       ---------
EXPENSES:
 Management fees                                                            $ 17,621      $   18,399       $   3,306
 Transfer agent fees                                                             708             708             723
 Distribution fees                                                            33,887          35,382           6,357
 Custodian fees                                                                7,020           8,230           8,129
 Professional fees                                                            15,325          15,325          15,325
 Printing fees                                                                 1,483           1,498           1,632
 Fees and expenses of nonaffiliated trustees                                   2,583           2,583           2,667
 Miscellaneous                                                                   190             200             199
                                                                            --------      ----------       ---------
  Total expenses                                                            $ 78,817      $   82,325       $  38,338
  Less expenses reimbursed by Pioneer Investment Management, Inc.                 --              --         (19,521)
                                                                            --------      ----------       ---------
  Net expenses                                                              $ 78,817      $   82,325       $  18,817
                                                                            --------      ----------       ---------
    Net investment income                                                   $193,407      $  137,731       $   4,325
                                                                            --------      ----------       ---------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS IN SECURITIES OF
AFFILIATED ISSUERS:
 Net realized gain (loss) on investments                                    $     --      $    5,379       $  (3,326)
 Realized gain distributions received from investment company shares           8,710           5,765           1,660
 Change in net unrealized gain (loss) on investments                         111,948        (152,405)         20,965
                                                                            --------      ----------       ---------
  Net gain (loss) on investments                                            $120,658      $ (141,261)      $  19,299
                                                                            --------      ----------       ---------
 Net increase (decrease) in net assets resulting from operations            $314,065      $   (3,530)      $  23,624
                                                                            ========      ==========       =========

The accompanying notes are an integral part of these financial statements. 17

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Moderate Allocation                   Growth Allocation
                                                                   VCT Portfolio                        VCT Portfolio
                                                      ------------------------------------  ------------------------------------
                                                      Six Months Ended                      Six Months Ended
                                                        June 30, 2006   March 18, 2005* to   June 30, 2006    March 18, 2005* to
                                                         (unaudited)     December 31, 2005    (unaudited)     December 31, 2005
FROM OPERATIONS:
Net investment income                                   $    193,407           $    99,539       $   137,731         $    55,335
Net realized gain (loss) on investments                        8,710               293,310            11,144             219,398
Change in net unrealized gain (loss) on investments          111,948               215,220          (152,405)            253,259
                                                        ------------           -----------       -----------         -----------
Net increase (decrease) in net assets resulting
 from operations                                        $    314,065           $   608,069       $    (3,530)        $   527,992
                                                        ------------           -----------       -----------         -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income                                   $   (135,015)          $        --       $   (86,886)        $        --
Net capital gains                                           (322,743)                   --          (230,130)                 --
                                                        ------------           -----------       -----------         -----------
 Total distributions to shareowners                     $   (457,758)          $        --       $  (317,016)        $        --
                                                        ------------           -----------       -----------         -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $ 20,148,385           $20,272,067       $42,070,845         $13,118,169
Cost of shares repurchased                                (1,503,629)             (913,070)         (410,939)           (501,548)
                                                        ------------           -----------       -----------         -----------
 Net increase in net assets resulting from fund
  share transactions                                    $ 18,644,756           $19,358,997       $41,659,906         $12,616,621
                                                        ------------           -----------       -----------         -----------
 Net increase in net assets                             $ 18,501,063           $19,967,066       $41,339,360         $13,144,613
NET ASSETS:
Beginning of period (Initial capitalization - 10,000
 shares per fund)                                       $ 20,067,066           $   100,000       $13,244,613         $   100,000
                                                        ------------           -----------       -----------         -----------
End of period (including undistributed net
 investment income of $193,264, $134,872,
 $137,340 and $86,495 respectively)                     $ 38,568,129           $20,067,066       $54,583,973         $13,244,613
                                                        ============           ===========       ===========         ===========

18 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                                                                           Aggressive Allocation
                                                                                               VCT Portfolio
                                                                                   -------------------------------------
                                                                                    Six Months Ended
                                                                                     June 30, 2006    March 18, 2005* to
                                                                                      (unaudited)     December 31, 2005
FROM OPERATIONS:
Net investment income                                                                     $    4,325          $    9,138
Net realized gain (loss) on investments                                                       (1,666)             63,857
Change in net unrealized gain (loss) on investments                                           20,965              86,755
                                                                                          ----------          ----------
Net increase in net assets resulting from operations                                      $   23,624          $  159,750
                                                                                          ----------          ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income                                                                     $  (17,942)         $       --
Net capital gains                                                                            (66,851)                 --
                                                                                          ----------          ----------
 Total distributions to shareowners                                                       $  (84,793)         $       --
                                                                                          ----------          ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                          $5,018,211          $2,893,199
Cost of shares repurchased                                                                  (430,085)            (75,700)
                                                                                          ----------          ----------
 Net increase in net assets resulting from fund share transactions                        $4,588,126          $2,817,499
                                                                                          ----------          ----------
 Net increase in net assets                                                               $4,526,957          $2,977,249
NET ASSETS:
Beginning of period (Initial capitalization - 10,000 shares per fund)                     $3,077,249          $  100,000
                                                                                          ----------          ----------
End of period (including undistributed net investment income of $4,311 and 17,928         $7,604,206          $3,077,249
                                                                                          ==========          ==========
  respectively)

*    Commencement of operations.

The accompanying notes are an integral part of these financial statements. 19

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                     Moderate Allocation VCT Portfolio
                           -------------------------------------------------------
                               Six Months Ended
                                 June 30, 2006               March 18, 2005* to
                                  (unaudited)                December 31, 2005
                              Shares          Amount           Shares       Amount
Class II
Shares sold                1,850,327    $ 20,148,385      1,965,325    $20,272,067
Less shares repurchased     (139,848)     (1,503,629)       (87,815)      (913,070)
                           ---------    ------------      ---------    -----------
  Net increase             1,710,479    $ 18,644,756      1,877,510    $19,358,997
                           =========    ============      =========    ===========


                                        Growth Allocation VCT Portfolio
                           -------------------------------------------------------
                               Six Months Ended
                                 June 30, 2006               March 18, 2005* to
                                  (unaudited)                December 31, 2005
                              Shares          Amount           Shares       Amount
Class II
Shares sold                3,764,181     $42,070,845      1,266,361    $13,118,169
Less shares repurchased      (36,635)       (410,939)       (48,015)      (501,548)
                           ---------     -----------      ---------    -----------
  Net increase             3,727,546     $41,659,906      1,218,346    $12,616,621
                           =========    ============      =========    ===========


                                      Aggressive Allocation VCT Portfolio
                           -------------------------------------------------------
                               Six Months Ended
                                 June 30, 2006               March 18, 2005* to
                                  (unaudited)                December 31, 2005
                              Shares          Amount           Shares       Amount
Class II
Shares sold                  434,830     $ 5,018,211        277,535    $ 2,893,199
Less shares repurchased      (37,610)       (430,085)        (7,236)       (75,700)
                           ---------     -----------      ---------    -----------
  Net increase               397,220     $ 4,588,126        270,299    $ 2,817,499
                           =========    ============      =========    ===========

*    Commencement of operations.

20 The accompanying notes are an integral part of these financial statements.

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Ibbotson Moderate Allocation VCT Portfolio, Pioneer Ibbotson Growth Allocation VCT Portfolio and Pioneer Ibbotson Aggressive Allocation VCT Portfolio (the Portfolios) are Portfolios of the Pioneer Variable Contracts Trust (the Trust) which is a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. Each of these Portfolios is a "fund of funds" which means that it seeks to achieve its investment objective by investing in other funds ("underlying funds") rather than direct investment in securities. These Portfolios indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in these Portfolios entails more direct and indirect expenses than direct investment in the underlying funds. The Trust consists of twenty seven separate portfolios, thirteen of which issue both Class I and Class II shares (collectively, the Portfolios, individually the Portfolio) as follows:

Portfolios:

     Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
     Pioneer Europe VCT Portfolio (Europe Portfolio)
     Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
     Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
     Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
     Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
     Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
     Pioneer Balanced VCT Portfolio (Balanced Portfolio)
     Pioneer High Yield VCT Portfolio (High Yield Portfolio)
     Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
     Pioneer America Income VCT Portfolio (America Income Portfolio)
     Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
     Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       Shares only)
     Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
     Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
     Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
     Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
     Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
     Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
     Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
     Pioneer Ibbotson Moderate Allocation VCT Portfolio (Moderate Portfolio)
       (Class II shares only)
     Pioneer Ibbotson Growth Allocation VCT Portfolio (Growth Portfolio) (Class
       II shares only)
     Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Aggressive Portfolio)
       (Class II shares only)
     Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The investment objective of the Moderate Portfolio is to seek a balance between long-term capital growth and current income. The Growth Portfolio seeks a balance between long-term capital growth and current income. The Aggressive Portfolio seeks long-term capital growth.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The financial statements have been prepared in accordance with United States generally accepted accounting principles that require the management of the Portfolios to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements, which are in conformity with those generally accepted in the investment company industry.

A.   Security Valuation

     Security transactions are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value. Dividend

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     income is recorded on the ex-dividend date. Temporary cash investments are valued at amortized cost.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and Federal income tax purposes.

B.   Federal Income Taxes

     It is the Portfolios' policy to comply with the requirements of the Internal Revenue Service Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to its shareowners. Therefore, no Federal income tax provisions are required.

     The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. There were no distributions paid for the period ended December 31, 2005.

     The following shows the components of distributable earnings on a federal income tax basis for the period ended December 31, 2005:

--------------------------------------------------------------------------------
                              Undistributed     Undistributed     Net Unrealized
                                Ordinary          Long-Term        Appreciation
Portfolio                        Income         Capital Gains     (Depreciation)
--------------------------------------------------------------------------------
Moderate VCT Portfolio          $134,872          $322,738          $151,157
Growth VCT Portfolio            $ 86,495          $230,011          $212,075
Aggressive VCT Portfolio        $ 17,928          $ 66,835          $ 75,149
--------------------------------------------------------------------------------

C.   Portfolio Shares

     The Portfolios record sales and repurchases of each of their shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of each Portfolio. Dividends and distributions to shareowners are recorded on the ex-dividend date.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, is the Portfolios' investment adviser, and manages the Portfolios. Management fees are calculated daily at the following annual rates on Pioneer managed assets:

--------------------------------------------------------------------------------
                                         Management Fee as a Percentage
                                             of each Fund's Average
Fund                                           Daily Net Assets
--------------------------------------------------------------------------------
  Moderate VCT Portfolio                             0.13%
  Growth VCT Portfolio                               0.13%
  Aggressive VCT Portfolio                           0.13%
--------------------------------------------------------------------------------

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PIM has entered into a sub-advisory agreement with Ibbotson Associates, LLC. PIM, not the Portfolios, pays a portion of the fee it receives from each Portfolio to Ibbotson Associates as compensation for its services to the Portfolios.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, will be paid by the Portfolios. At June 30, 2006, the following fees were payable to PIM relating to management fees and certain other services and are included in due to affiliates:

--------------------------------------------------------------------------------
Fund                                                Amount
--------------------------------------------------------------------------------
Moderate VCT Portfolio                              $3,920
Growth VCT Portfolio                                $5,325
Aggressive VCT Portfolio                            $  804
--------------------------------------------------------------------------------

From March 18, 2005 through June 30, 2006, PIM did not impose all or a portion of its management fees and assumed other operating expenses of the Portfolios to the extent necessary to limit Class II expenses to the following annual expense limitations:

--------------------------------------------------------------------------------
Fund                                              Class II
--------------------------------------------------------------------------------
Moderate VCT Portfolio                               0.74%
Growth VCT Portfolio                                 0.74%
Aggressive VCT Portfolio                             0.74%
--------------------------------------------------------------------------------

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Portfolios at negotiated rates. Included in due to affiliates are the following amounts of transfer agent fees payable to PIMSS at June 30, 2006:

--------------------------------------------------------------------------------
Fund                                                Amount
--------------------------------------------------------------------------------
Moderate VCT Portfolio                                $458
Growth VCT Portfolio                                  $458
Aggressive VCT Portfolio                              $ 80
--------------------------------------------------------------------------------

4. Distribution Plans

The Portfolios have adopted a Plan of Distribution with respect to Class II shares (Class II Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class II Plan, the Portfolios will pay PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class II shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class II shares. At June 30, 2006, the following fees were payable to PFD relating to service fees and are included in due to affiliates:

--------------------------------------------------------------------------------
Fund                                                Amount
--------------------------------------------------------------------------------
Moderate VCT Portfolio                             $ 7,539
Growth VCT Portfolio                               $10,240
Aggressive VCT Portfolio                           $ 1,546
--------------------------------------------------------------------------------

Pioneer Ibbotson Asset Allocation Series VCT Portfolios
                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Osbert M. Hood, Executive Vice
President                               Vincent Nave, Treasurer
Mary K. Bush                            Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Thomas J. Perna
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Subadviser
Ibbotson Associates Advisors, LLC

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

[LOGO]PIONEER
      Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

                                                                   19640-00-0806


                                                            [LOGO}PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST

                       Pioneer Strategic Income VCT Portfolio -- Class II Shares

                                                               SEMIANNUAL REPORT
                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

Pioneer Strategic Income VCT Portfolio

  Portfolio and Performance Update                           2
  Comparing Ongoing Expenses                                 3
  Portfolio Management Discussion                            4
  Schedule of Investments                                    6
  Financial Statements                                      17
  Notes to Financial Statements                             21
  Trustees, Officers and Service Providers                  26

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------
Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Goverment Securities                                  49.9%
U.S. Corporate Bonds                                       36.6%
Foreign Government Bonds                                    6.3%
Asset Backed Securities                                     3.5%
Temporary Cash Investment                                   1.6%
Municipal Bonds                                             1.2%
Collateralized Mortgage Obligations                         0.6%
Convertible Corporate Bonds                                 0.3%

Maturity Distribution
(As a percentage of total investment portfolio)

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

0-1 year                                                    5.1%
1-3 years                                                  12.5%
3-4 years                                                  13.9%
4-6 years                                                  43.5%
6-8 years                                                  14.9%
8+ years                                                   10.1%

Five Largest Holdings
(As a percentage of long-term holdings)

  1.      U.S. Treasury Bonds,
            5.25%, 11/15/28                                3.75%
  2.      U.S. Treasury Strip,
            0.0%, 11/15/13                                 2.22
  3.      U.S. Treasury Inflation
            Protected Security,
            3.5%, 1/15/11                                  2.09
  4.      U.S. Treasury Notes,
            5.0%, 2/15/11                                  2.01
  5.      U.S. Treasury Inflation
            Protected Security,
            1.875%, 7/15/15                                1.98

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------
Prices and Distributions

                              6/30/06       12/31/05
Net Asset Value per Share     $ 10.52       $ 10.76

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)          Income         Capital Gains     Capital Gains
                            $ 0.2995       $ 0.0270          $ 0.0254

--------------------------------------------------------------------------------
Performance of a $10,000 Investment
The following chart shows the change in value of an investment made in Pioneer Strategic Income VCT Portfolio at net asset value, compared to that of the Lehman Brothers U.S. Universal Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING TABLE WAS DEPICTED AS A LINE CHART IN THE PRINTED MATERIAL.]

             Pioneer Strategic
                Income VCT          Lehman Brothers U.S.
                Portfolio             Universal Index
7/99            10,000                   10,000
6/00            10,157                   10,520
6/01            10,861                   11,652
6/02            11,695                   12,551
6/03            14,966                   14,137
6/05            16,677                   15,186
6/06            17,008                   15,146

Index comparison begins July 31, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded from the Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

Net Asset Value
Life-of-Class       7.97%
(5/1/03)
1 Year              1.98%

All total returns shown assume reinvestment of distributions at net asset value. Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------
As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income VCT Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006.

       Share Class                                               II
       -------------------------------------------------------------------------
       Beginning Account Value on 1/1/06                     $ 1,000.00
       Ending Account Value on 6/30/06                       $ 1,010.40
       Expenses Paid During Period*                          $     5.53

* Expenses are equal to the Portfolio's annualized expense ratio of 1.11% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006.

       Share Class                                               II
       -------------------------------------------------------------------------
       Beginning Account Value on 1/1/06                     $ 1,000.00
       Ending Account Value on 6/30/06                       $ 1,019.29
       Expenses Paid During Period*                          $     5.56

* Expenses are equal to the Portfolio's annualized expense ratio of 1.11% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

Against a backdrop of strong economic growth throughout the globe, inflation concerns grew steadily during the first six months of 2006. With dramatic increases in commodity prices - most notably in energy prices - fears built that inflationary pressures would start to spread throughout the general economy. Given these concerns, the U.S. Federal Reserve Board continued to raise short-term interest rates to relieve inflationary pressures and control economic growth. The Fed raised its Fed funds rate four successive times over the six months, from 4.25% to 5.25%. As the Fed acted, rates across the yield curve - among securities of all maturities - also rose, and bond prices generally declined. While lower-rated bonds tended to outperform early in the period, worries grew in the final two months that the Fed might become too aggressive and stall the global economic resurgence. As a result, lower-quality, higher-yielding bonds - most notably emerging market debt - suffered price declines in the final two months of the period. In the following interview, Kenneth J. Taubes discusses the factors that influenced Pioneer Strategic Income VCT Portfolio's performance during the six months ended June 30, 2006. Mr. Taubes, Director of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Portfolio.

Q.   How did the Portfolio perform during the six months ended June 30, 2006?

A. Pioneer Strategic Income VCT Portfolio, Class II shares, had a total return of 1.04% for the six months at net asset value. During the same six months, the benchmark Lehman Brothers U.S. Universal Index fell by 0.46%. The average return of the 52 portfolios in the Lipper General Bond variable annuity fund category was 0.09%. The Portfolio also continued to deliver a competitive yield. On June 30, 2006, the Portfolio's 30-day SEC yield was 4.98%.

     Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q.   What was the investment environment during the six-months?

A. The global fixed-income markets operated in a challenging environment during the first six months of the year. Among the primary factors influencing investors were the persistent actions of the U.S. Federal Reserve Board and other central banks to control economic growth and rein in inflationary pressures by raising short-term interest rates. Early in the period, the healthy economic and corporate profit growth resulted in continued good performance by lower-rated bonds, including emerging market debt and domestic high-yield bonds. The U.S. Treasury market was relatively stable. That environment abruptly changed in the second quarter of this year, when investors grew increasingly risk averse because of concerns that the Fed and other central banks might raise rates too far and cause an economic slowdown. After the Federal Reserve raised the fed funds rate to 5.00% on May 10 (the rate subsequently would be raised again, to 5.25% in late June), Treasury securities declined as longer-term interest rates rose. High yield bonds and commodities-exposed emerging market debt performed worse, as investors sought to lower their risk profiles. In this environment, the U.S. dollar lost value against most major currencies.

Q. What were your principal strategies during the period, and how did they influence performance?

A. Throughout the six months, we upgraded overall credit quality. Relative to many competitive funds, we were significantly underweighted in emerging market debt over the entire period. While this deemphasis initially detracted from results early in 2006, it was a significant help as the period progressed. As domestic high-yield bonds rallied in the first quarter, we sold into strength, reducing our high-yield exposure. Taking profits in high yield holdings also proved helpful as volatility increased in the second quarter and high-yield bonds slumped. Average credit quality of the Portfolio was a solid A on June 30, 2006, up from A- six months earlier and from BBB 12 months earlier. On June 30, 2006, 55% of the Portfolio's assets were invested in U.S. Treasury and government agency securities, while 19% were invested in U.S. high yield bonds and just 13.6% were invested in emerging market debt.

     As interest rates rose, we gradually increased the Portfolio's duration - or sensitivity to interest changes - to take advantage of the improving values in longer-maturity

A Word About Risk:

When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The securities issued by U.S. Government sponsored entities (i.e., FNMA, Freddie
Mac) are neither guaranteed nor issued by the U.S. Government. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-Backed securities are also subject to pre-payments. Investments in high yield or lower-rated securities are subject to greater-than-average risk. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     securities. Within our Treasury holdings, we had a greater-than-benchmark weighting in Treasury Inflation Protected Securities (TIPS) for most of the period. Those securities, which tend to do well in rising-interest rate environments, outperformed straight Treasuries and contributed to performance results. The Portfolio's effective duration on June 30, 2006, was 5.07 years, compared to 4.72 years six months earlier.

     The Portfolio also had an above-usual foreign currency exposure, at 11.4% of assets on June 30, which helped results as the U.S. dollar lost relative value. The euro, Norwegian krone and Swedish krona all gained more than 5% against the dollar, while the Canadian dollar and the Japanese yen also were strong.

Q.   What individual investments had the greatest impact on results?

A.   Several high-yield issuers bought back their bonds - or tendered their debt
     - resulting in profits for the Portfolio. These issues included Stone Energy, an oil and gas exploration company that was acquired; Resolution Performance, a chemical company; J. Ray McDermott, an oil field services firm; and Indo Coal, an Indonesian corporation that was acquired.

     Among high-yield investments that detracted from results were bonds of two forest product companies, Ainsworth Lumber and Abitibi-Consolidated, a global paper products company. Securities issued by Bowater, a paper company, also held back results, as did our positions in two Kazakh banks.

Q.   What is your investment outlook?

A. By the midpoint of 2006, we have modestly increased duration - or interest-rate sensitivity - to an essentially neutral position relative to the Portfolio's benchmark. We anticipate increasing duration in the second half of the year when we have seen clear signs that the Federal Reserve Board has been successful in slowing the pace of economic growth and moderating inflationary pressures. By late June, we had only seen persuasive evidence of slowing in the housing sector. We anticipate keeping the Portfolio's credit quality relatively high, as we believe the Fed's actions have limited the potential for price appreciation in lower-rated, high-yield bonds. Among investment-grade securities, we prefer mortgage securities to corporate bonds, which offer little yield advantage for their added credit risk.

     In this environment, we think it makes sense to position the Portfolio conservatively while being well diversified to take advantage of opportunities throughout the fixed-income markets.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

      Principal     S&P/Moody's
         Amount     Ratings
        USD ($)     (unaudited)                                                                      Value
                                    CONVERTIBLE CORPORATE BONDS - 0.3%
                                    Semiconductors - 0.3%
                                    Semiconductor Equipment - 0.3%
        170,000     NR/NR           Brooks Automation, Inc., 4.75%, 6/1/08                        $   165,113
                                                                                                  -----------
                                    TOTAL CONVERTIBLE CORPORATE BONDS
                                    (Cost $158,934)                                               $   165,113
                                                                                                  -----------
                                    ASSET BACKED SECURITIES - 3.4%
                                    Diversified Financials - 1.1%
                                    Diversified Financial Services - 1.1%
        270,805     BB-/Ba2         Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)             $   265,226
        185,190     BBB-/Baa2       PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)          185,159
        247,636     BBB/Baa2        Power Receivables Finance, 6.29%, 1/1/12 (144A)                   246,687
                                                                                                  -----------
                                                                                                  $   697,072
                                                                                                  -----------
                                    Total Diversified Financials                                  $   697,072
                                                                                                  -----------
                                    Utilities - 1.6%
                                    Electric Utilities - 1.6%
        169,850     BBB-/Baa3       Empresa Electric, 8.625%, 4/30/13 (144A)                      $   183,353
        308,880     BB-/Ba2         FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)                   308,494
        376,193     NR/NR           Ormat Funding Corp., 8.25%, 12/30/20                              385,598
         83,065     BB-/Ba2         Tenaska Alabama, 7.0%, 6/30/21 (144A)                              80,956
                                                                                                  -----------
                                                                                                  $   958,401
                                                                                                  -----------
                                    Total Utilities                                               $   958,401
                                                                                                  -----------
                                    Government - 0.7%
                                    Government - 0.7%
COP     413,256     BB+/Ba2         Republic of Columbia, 9.75%, 4/9/11                           $   446,317
                                                                                                  -----------
                                    Total Government                                              $   446,317
                                                                                                  -----------
                                    TOTAL ASSET BACKED SECURITIES
                                    (Cost $2,115,884)                                             $ 2,101,790
                                                                                                  -----------
                                    COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
                                    Diversified Financials - 0.5%
                                    Diversified Financial Services - 0.5%
         80,000     NR/Ba1          Global Signal, 7.036%, 2/15/36 (144A)                         $    79,890
        265,000     NR/Ba2          Tower 2004-2A F, 6.376%, 12/15/14                                 260,288
                                                                                                  -----------
                                                                                                  $   340,178
                                                                                                  -----------
                                    Total Diversified Financials                                  $   340,178
                                                                                                  -----------
                                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                                    (Cost $345,000)                                               $   340,178
                                                                                                  -----------
                                    CORPORATE BONDS - 35.3%
                                    Energy - 4.6%
                                    Coal & Consumable Fuels - 0.4%
        250,000     B+/Ba3          Adaro Finance BV, 8.5%, 12/8/10 (144A)                        $   248,750
                                                                                                  -----------
                                    Oil & Gas Drilling - 0.5%
         30,000     B/B2            Copano Energy LLC, 8.125%, 3/1/16 (144A)                      $    29,850
        300,000     NR/NR           DDI Holding AS, 9.3%, 1/19/12                                     308,250
                                                                                                  -----------
                                                                                                  $   338,100
                                                                                                  -----------

6   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Principal      S&P/Moody's
        Amount      Ratings
       USD ($)      (unaudited)                                                                       Value
                                    Oil & Gas Equipment & Services - 0.2%
        150,000     NR/B1           Semgroup LP, 8.75%, 11/15/15 (144A)                           $   149,250
                                                                                                  -----------
                                    Oil & Gas Exploration & Production - 2.9%
         70,000     B+/B1           Atlas Pipeline Partners, 8.125%, 12/15/15 (144A)              $    69,738
        210,000     B-/B3           Baytex Energy, Ltd., 9.625%, 7/15/10                              216,825
        260,000     B-/B3           Clayton Williams Energy, 7.75%, 8/1/13                            239,200
        245,000     B/B2            Compton Petroleum Corp., 7.625%, 12/1/13                          233,975
        355,000     BBB/NR          Gazprom International SA, 7.201%, 2/1/20 (144A)                   359,881
        170,000     B-/B3           Harvest Operations Corp., 7.875%, 10/15/11                        161,500
ITL 275,000,000     BBB-/Baa1       Petroleos Mexicanos, 7.375%, 8/13/07                              187,792
        115,000     CCC+/Caa1       Petroquest Energy, Inc., 10.375%, 5/15/12                         119,025
        200,000     B/B2            Quicksilver Resources, Inc., 7.125%, 4/1/16                       187,500
         45,000     BB+/Ba3         Southern Star Central Corp., 6.75%, 3/1/16 (144A)                  43,200
                                                                                                  -----------
                                                                                                  $ 1,818,636
                                                                                                  -----------
                                    Oil & Gas Storage & Transportation - 0.6%
         75,000     B/B1            Inergy LP, 8.25%, 3/1/16                                      $    75,750
         85,000     B-/B2           Targa Resources, Inc., 8.5%, 11/1/13 (144A)                        82,025
        176,000     B-/B3           Transmontaigne, Inc., 9.125%, 6/1/10                              187,440
                                                                                                  -----------
                                                                                                  $   345,215
                                                                                                  -----------
                                    Total Energy                                                  $ 2,899,951
                                                                                                  -----------
                                    Materials - 6.1%
                                    Aluminum - 0.8%
        370,000     BB/Ba3          Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)                 $   346,875
        140,000     B/B1            Novelis, Inc., 7.25%, 2/15/15                                     134,400
                                                                                                  -----------
                                                                                                  $   481,275
                                                                                                  -----------
                                    Commodity Chemicals - 1.0%
        110,000     BB-/Ba3         Arco Chemical Co., 9.8%, 2/1/20                               $   129,250
         65,000     B-/B3           Aventine Renewable Energy, Floating Rate Note, 12/15/11(a)         68,494
        130,000     B-/B2           Basell Finance Co., 8.1%, 3/15/27 (144A)                          117,650
        300,000     B+/Ba3          Invista, 9.25%, 5/1/12 (144A)                                     315,000
                                                                                                  -----------
                                                                                                  $   630,394
                                                                                                  -----------
                                    Construction Materials - 0.4%
        275,000     B-/B3           U.S. Concrete, Inc., 8.375%, 4/1/14                           $   277,750
                                                                                                  -----------
                                    Diversified Chemical - 0.5%
        100,000     B-/B2           Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)              $   119,225
EURO    145,000     B-/B2           Nell AF Sarl, 8.375%, 8/15/15 (144A)                              187,244
                                                                                                  -----------
                                                                                                  $   306,469
                                                                                                  -----------
                                    Diversified Metals & Mining - 1.4%
         70,000     B-/B3           American Rock Salt Co., LLC, 9.5%, 3/15/14                    $    70,875
        100,000     BBB+/Baa3       Vale Overseas, Ltd., 6.25%, 1/11/16                                95,250
        400,000     BBB+/Baa3       Vale Overseas, Ltd., 8.25%, 1/17/34                               431,500
        280,000     BB/Ba1          Vedenta Resources Plc, 6.625%, 2/22/10 (144A)                     267,400
                                                                                                  -----------
                                                                                                  $   865,025
                                                                                                  -----------

  The accompanying notes are an integral part of these financial statements.   7

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

      Principal   S&P/Moody's
         Amount   Ratings
        USD ($)   (unaudited)                                                                        Value
                                Forest Products - 0.5%
        305,000     B+/B2           Ainsworth Lumber, 6.75%, 3/15/14                              $   231,800
         90,000     BB-/Ba2         Sino Forest Corp., 9.125%, 8/17/11 (144A)                          92,700
                                                                                                  -----------
                                                                                                  $   324,500
                                                                                                  -----------
                                Metal & Glass Containers - 0.2%
        130,000     BB-/B1          Greif Brothers Corp., 8.875%, 8/1/12                          $   136,825
                                                                                                  -----------
                                Paper Packaging - 0.2%
        110,000     CCC+/Caa2       Graham Packaging Co., 9.875%, 10/15/14 (b)                    $   108,900
                                                                                                  -----------
                                Paper Products - 0.4%
        100,000     B+/B1           Abitibi-Consolidated, Inc., 6.0%, 6/20/13                     $    81,000
        200,000     B+/B1           Bowater, Inc., 6.5%, 6/15/13                                      174,000
                                                                                                  -----------
                                                                                                  $   255,000
                                                                                                  -----------
                                Specialty Chemicals - 0.7%
        350,000     B/Caa2          Crystal US Holdings, Inc., Floating Rate Note, 10/1/14 (a)    $   273,875
        150,000     BB+/NA          LPG International, Inc., 7.25%, 12/20/15                          138,000
                                                                                                  -----------
                                                                                                  $   411,875
                                                                                                  -----------
                                Total Materials                                                   $ 3,798,013
                                                                                                  -----------
                                Capital Goods - 4.1%
                                Aerospace & Defense - 0.1%
         75,000     BB+/Ba3         L-3 Communications Corp., 6.375%, 10/15/15                    $    71,625
                                                                                                  -----------
                                Building Products - 0.9%
        325,000     B/B3            Builders Firstsource, Inc., Floating Rate Note, 2/15/12 (a)   $   333,125
        250,000     BB-/Ba3         Desarrolladora Homex SA, 7.5%, 9/28/15                            235,000
                                                                                                  -----------
                                                                                                  $   568,125
                                                                                                  -----------
                                Construction & Engineering - 1.0%
      3,450,000     NR/ NR          Kvaerner ASA, 0.0%, 10/30/11                                  $   611,315
                                                                                                  -----------
                                Construction, Farm Machinery & Heavy Trucks - 0.7%
        130,000     B+/Ba3          Commercial Vehicle Group, 8.0%, 7/1/13                        $   124,475
        270,000     B+/B1           Greenbrier Co., Inc., 8.375%, 5/15/15                             275,738
                                                                                                  -----------
                                                                                                  $   400,213
                                                                                                  -----------
                                Industrial Machinery - 0.3%
        150,000     B/B2            Gardner Denver, Inc., 8.0%, 5/1/13 (144A)                     $   157,500
         53,000     B+/B2           JLG Industries, Inc., 8.375%, 6/15/12                              54,855
                                                                                                  -----------
                                                                                                  $   212,355
                                                                                                  -----------
                                Trading Companies & Distributors - 1.1%
        325,000     BBB-/Baa3       Glencore Funding LLC, 6.0%, 4/15/14 (144A)                    $   296,818
        475,000     BB+/Ba1         Noble Group, Ltd., 6.625%, 3/17/15 (144A)                         411,756
                                                                                                  -----------
                                                                                                  $   708,574
                                                                                                  -----------
                                Total Capital Goods                                               $ 2,572,207
                                                                                                  -----------
                                Commercial Services & Supplies - 1.2%
                                Diversified Commercial Services - 0.6%
        130,000     B+/Ba2          FTI Consulting, 7.625%, 6/15/13                               $   131,625
        240,000     CCC+/Caa1       Park-Ohio Industries, Inc., 8.375%, 11/15/14                      211,200
                                                                                                  -----------
                                                                                                  $   342,825
                                                                                                  -----------

8   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Principal     S&P/Moody's
         Amount     Ratings
        USD ($)     (unaudited)                                                                       Value
                                    Environmental & Facilities Services - 0.5%
         80,000     B+/B1           Clean Harbors, Inc., 11.25%, 7/15/12 (144A)                   $    90,000
        240,000     CCC+/Caa1       Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)               231,600
                                                                                                  -----------
                                                                                                  $   321,600
                                                                                                  -----------
                                    Office Services & Supplies - 0.1%
         90,000     CCC/B3          Nutro Products, Inc., Floating Rate Note, 10/15/13 (144A)(a)  $    91,688
                                                                                                  -----------
                                    Total Commercial Services & Supplies                          $   756,113
                                                                                                  -----------
                                    Transportation - 1.1%
                                    Airlines - 0.1%
         85,000     CCC+/Caa2       AMR Corp., 9.8%, 10/1/21                                      $    79,263
                                                                                                  -----------
                                    Airport Services - 0.1%
         55,000     B-/Caa1         K&F Acquisition, Inc., 7.75%, 11/15/14                        $    54,175
                                                                                                  -----------
                                    Marine - 0.8%
        185,000     BB+/NR          CMA CGM SA, 7.25%, 2/1/13 (144A)                              $   169,275
        315,000     BB-/Ba3         Stena AB, 7.0%, 12/1/16                                           289,800
         40,000     B-/B3           Trailer Bridge, Inc., 9.25%, 11/15/11                              41,000
                                                                                                  -----------
                                                                                                  $   500,075
                                                                                                  -----------
                                    Railroads - 0.1%
         70,000     B-/B3           TFM SA De CV, 9.375%, 5/1/12                                  $    74,550
                                                                                                  -----------
                                    Total Transportation                                          $   708,063
                                                                                                  -----------
                                    Automobiles & Components - 0.4%
                                    Tires & Rubber - 0.4%
        280,000     B-/B3           Goodyear Tire & Rubber, 9.0%, 7/1/15 (b)                      $   267,400
                                                                                                  -----------
                                    Total Automobiles & Components                                $   267,400
                                                                                                  -----------
                                    Consumer Durables & Apparel - 1.2%
                                    Footwear - 0.2%
        153,000     BB-/B1          Brown Shoe Co., Inc., 8.75%, 5/1/12                           $   157,208
                                                                                                  -----------
                                    Homebuilding - 1.0%
        148,000     BB-/Ba2         Meritage Homes Corp., 6.25%, 3/15/15                          $   124,690
        150,000     BB/Ba3          Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A)                    150,000
        250,000     B+/Ba3          WCI Communities, Inc., 6.625%, 3/15/15 (b)                        207,500
        150,000     B+/Ba3          WCI Communities, Inc., 7.875%, 10/1/13                            131,625
                                                                                                  -----------
                                                                                                  $   613,815
                                                                                                  -----------
                                    Total Consumer Durables & Apparel                             $   771,023
                                                                                                  -----------
                                    Consumer Services - 0.8%
                                    Casinos & Gaming - 0.8%
        200,000     AAA/Aaa         Lottomatica S.p.A., Floating Rate Note, 3/31/66 (144A) (a)    $   255,378
        245,000     B-/Caa1         Trump Entertainment Resorts, 8.5%, 6/1/15(b)                      235,506
                                                                                                  -----------
                                                                                                  $   490,884
                                                                                                  -----------
                                    Total Consumer Services                                       $   490,884
                                                                                                  -----------
                                    Media - 1.7%
                                    Broadcasting & Cable TV - 0.9%
        250,000     BB+/Ba2         C&M Finance Ltd., 8.1%, 2/1/16 (144A)                         $   238,750
        300,000     B-/B2           Kabel Deutschland GMBH, 10.625%, 7/1/14                           316,500
                                                                                                  -----------
                                                                                                  $   555,250
                                                                                                  -----------

  The accompanying notes are an integral part of these financial statements.   9

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

      Principal     S&P/Moody's
         Amount     Ratings
        USD ($)     (unaudited)                                                                       Value
                                    Movies & Entertainment - 0.5%
        335,000     B+/Ba2          Corp Interamer De Entret, 8.875%, 6/14/15 (144A)              $   318,250
                                                                                                  -----------
                                    Publishing - 0.3%
        200,000     B/B1            Sheridan Acquisition Corp., 10.25%, 8/15/11                   $   203,250
                                                                                                  -----------
                                    Total Media                                                   $ 1,076,750
                                                                                                  -----------
                                    Retailing - 0.6%
                                    Automotive Retail - 0.2%
        115,000     BB+/Ba2         Autonation, Inc., 7.0%, 4/15/14 (144A)                        $   113,275
                                                                                                  -----------
                                    Computer & Electronics Retail - 0.2%
         95,000     B+/ Ba3         GSC Holdings Corp., 8.0%, 10/1/12(b)                          $    95,000
                                                                                                  -----------
                                    Distributors - 0.2%
EURO    100,000     B-/B2           Central Eur Distribution Corp., 8.0%, 7/25/12 (144A)          $   137,291
                                                                                                  -----------
                                     Total Retailing                                              $   345,566
                                                                                                  -----------
                                    Food & Drug Retailing - 0.2%
                                    Drug Retail - 0.2%
        110,000     CCC/Caa1        Duane Reade, Inc., Floating Rate Note, 12/15/10 (a)           $   106,700
                                                                                                  -----------
                                    Total Food & Drug Retailing                                   $   106,700
                                                                                                  -----------
                                    Food, Beverage & Tobacco - 0.8%
                                    Brewers - 0.8%
        202,000     NR/NR           Argentine Beverages, 7.375%, 3/22/12 (144A)                   $   193,920
        220,000     BBB/Baa3        Cia Brasileira de Bebida, 8.75%, 9/15/13                          242,275
         80,000     BBB/Baa3        Cia Brasileira de Bebida, 10.5%, 12/15/11                          93,000
                                                                                                  -----------
                                                                                                  $   529,195
                                                                                                  -----------
                                    Total Food, Beverage & Tobacco                                $   529,195
                                                                                                  -----------
                                    Health Care Equipment & Services - 0.3%
                                    Health Care Services - 0.3%
        165,000     CCC+/B3         Rural/Metro Corp., 9.875%, 3/15/15                            $   170,569
                                                                                                  -----------
                                    Total Health Care Equipment & Services                        $   170,569
                                                                                                  -----------
                                    Pharmaceuticals & Biotechnology - 0.6%
                                    Biotechnology - 0.3%
        200,000     B/B2            Angiotech Pharmaceutical, 7.75%, 4/1/14 (144A)                $   191,000
                                                                                                  -----------
                                    Pharmaceuticals - 0.3%
        180,000     CCC+/Caa1       Warner Chilcott Corp., 8.75%, 2/1/15                          $   182,250
                                                                                                  -----------
                                    Total Pharmaceuticals & Biotechnology                         $   373,250
                                                                                                  -----------
                                    Banks - 1.4%
                                    Diversified Banks - 1.4%
        185,000     B/Ba1           ATF Bank JSC, 9.25%, 4/12/12 (144A)                           $   184,112
        170,000     BB+/Baa2        Kazkommerts International BV, 8.0%, 11/3/15                       164,900
        150,000     B+/Ba2          Russian Stand Bank, 7.5%, 10/7/10 (144A)                          139,875
         15,000     BBB+/A1         SEB, 8.125%, 9/6/49 (144A)                                         15,067
        200,000     NA/NA           Sibacademfinance Plc, 9.0%, 5/12/09 (144A)                        196,720
        175,000     BB/Baa1         Turanalem Finance BV, 8.5%, 2/10/15 (144A)                        171,719
                                                                                                  -----------
                                                                                                  $   872,393
                                                                                                  -----------
                                    Total Banks                                                   $   872,393
                                                                                                  -----------

10  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Principal     S&P/Moody's
         Amount     Ratings
        USD ($)     (unaudited)                                                                       Value
                                    Diversified Financials - 1.7%
                                    Consumer Finance - 0.9%
        300,000     B+/Ba2          Ford Motor Credit Co., 5.7%, 1/15/10                          $   262,781
         35,000     B+/Ba2          Ford Motor Credit Co., 5.8%, 1/12/09                               31,975
        320,000     A/A2            SLM Corp., Floating Rate Note, 7/25/14 (a)                        292,403
                                                                                                  -----------
                                                                                                  $   587,159
                                                                                                  -----------
                                    Investment Banking & Brokerage - 0.5%
        275,000     B+/Ba2          E*Trade Financial Corp., 8.0%, 6/15/11                        $   280,500
                                                                                                  -----------
                                    Diversified Financial Services - 0.3%
        200,000     BB/NR           CCSA Finance, Ltd., 7.875%, 5/17/16 (144A)                    $   189,000
                                                                                                  -----------
                                    Total Diversified Financials                                  $ 1,056,659
                                                                                                  -----------
                                    Insurance - 3.4%
                                    Life & Health Insurance - 0.9%
        390,000     B-/B2           Presidential Life Corp., 7.875%, 2/15/09                      $   388,050
        140,000     BB+/Ba1         Provident Co., Inc., 7.0%, 7/15/18                                135,167
                                                                                                  -----------
                                                                                                  $   523,217
                                                                                                  -----------
                                    Multi-Line Insurance - 0.5%
        325,000     BB+/Ba1         Hanover Insurance Group, 7.625%, 10/15/25                     $   325,791
                                                                                                  -----------
                                    Property & Casualty Insurance - 1.0%
        285,000     BBB-/NR         Kingsway America, Inc., 7.5%, 2/1/14                          $   282,203
        350,000     BB+/Baa3        Ohio Casualty Corp., 7.3%, 6/15/14                                353,995
                                                                                                  -----------
                                                                                                  $   636,198
                                                                                                  -----------
                                    Reinsurance - 1.0%
        300,000     BBB-/Baa3       Odyssey Re Holdings, 7.65%, 11/1/13                           $   288,243
        365,000     BBB/NA          Platinum Underwriters Holdings, 7.5%, 6/1/17                      358,062
                                                                                                  -----------
                                                                                                  $   646,305
                                                                                                  -----------
                                    Total Insurance                                               $ 2,131,511
                                                                                                  -----------
                                    Real Estate - 1.4%
                                    Real Estate Management & Development - 0.2%
        125,000     BB-/Ba3         Forest City Enterprises, 7.625%, 6/1/15                       $   125,938
                                                                                                  -----------
                                    Real Estate Investment Trusts - 1.2%
        120,000     BB-/B2          BF Saul Real Estate Investment Trust, 7.5%, 3/1/14            $   121,800
         95,000     B/B1            Crescent Real Estate, 9.25%, 4/15/09                               98,753
        340,000     B+/B1           Trustreet Properties, Inc., 7.5%, 4/1/15                          334,900
        180,000     BB+/Ba2         Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)                180,000
                                                                                                  -----------
                                                                                                  $   735,453
                                                                                                  -----------
                                    Total Real Estate                                             $   861,391
                                                                                                  -----------
                                    Technology Hardware & Equipment - 0.7%
                                    Communications Equipment - 0.1%
         50,000     BBB/Baa3        Corning, Inc., 5.9%, 3/15/14                                  $    49,436
                                                                                                  -----------
                                    Technology Distributors - 0.6%
        406,000     BB+/Ba1         Anixter International Corp., 5.95%, 3/1/15                    $   373,520
                                                                                                  -----------
                                    Total Technology Hardware & Equipment                         $   422,956
                                                                                                  -----------

 The accompanying notes are an integral part of these financial statements.   11

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

      Principal     S&P/Moody's
         Amount     Ratings
        USD ($)     (unaudited)                                                                      Value
                                    Semiconductors - 0.3%
                                    Semiconductors - 0.3%
        175,000     BBB-/Baa3       Chartered Semiconductor, 6.375%, 8/3/15                       $   167,066
                                                                                                  -----------
                                    Total Semiconductors                                          $   167,066
                                                                                                  -----------
                                    Telecommunication Services - 1.5%
                                    Integrated Telecommunication Services - 0.6%
        160,000     B+/Ba3          Dycom Industries, 8.125%, 10/15/15                            $   160,400
        140,000     B-/B3           Eschelon Operating Co., 8.375%, 3/15/10                           133,000
         63,000     NR/Baa3         Tele Norte Leste Participacoes , 8.0%, 12/18/13                    65,520
                                                                                                  -----------
                                                                                                  $   358,920
                                                                                                  -----------
                                    Wireless Telecommunication Services - 0.9%
        120,000     BBB-/Baa3       Embarq Corp., 7.082%, 6/1/16                                  $   119,341
        115,000     BB-/Ba3         Mobile Telesystems Finance, 8.375%, 10/14/10 (144A)               114,856
        210,000     B-/B2           Stratos Global Corp., 9.875%, 2/15/13 (144A)                      197,400
        240,000     B/Caa1          Zeus Special Sub, Ltd., Floating Rate Note, 2/1/15 (144A)(a)      165,600
                                                                                                  -----------
                                                                                                  $   597,197
                                                                                                  -----------
                                    Total Telecommunication Services                              $   956,117
                                                                                                  -----------
                                    Utilities - 1.2%
                                    Electric Utilities - 1.1%
        313,542     NR/Ba1          Juniper Generation, 6.79%, 12/31/14 (144A)                    $   298,056
        250,000     BBB-/Baa3       Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)                  231,933
        190,000     BB-/Ba3         MSW Energy Holdings, 7.375%, 9/1/10                               190,000
                                                                                                  -----------
                                                                                                  $   719,989
                                                                                                  -----------
                                    Multi-Utilities - 0.1%
         60,000     B/B2            Reliant Energy, Inc., 6.75%, 12/15/14                         $    55,200
                                                                                                  -----------
                                    Total Utilities                                               $   775,189
                                                                                                  -----------
                                    TOTAL CORPORATE BONDS
                                   (Cost $22,157,475)                                             $22,108,966
                                                                                                  -----------
                                    U.S. GOVERNMENT & AGENCY OBLIGATIONS - 48.2%
        797,953                     Federal Home Loan Mortgage Corp., 4.5%, 4/1/20                $   753,357
        462,676                     Federal Home Loan Mortgage Corp., 4.5%, 7/1/20                    436,817
        273,791                     Federal Home Loan Mortgage Corp., 4.5%, 4/1/35                    249,004
         40,690                     Federal Home Loan Mortgage Corp., 5.0%, 5/1/34                     38,123
        138,807                     Federal Home Loan Mortgage Corp., 5.0%, 6/1/35                    129,733
        350,000                     Federal Home Loan Mortgage Corp., 5.0%, 6/1/36                    326,893
         48,238                     Federal Home Loan Mortgage Corp., 5.5%, 10/1/16                    47,402
        773,619                     Federal Home Loan Mortgage Corp., 5.5%, 11/1/34                   746,255
        338,543                     Federal Home Loan Mortgage Corp., 5.5%, 1/1/35                    326,026
        237,538                     Federal Home Loan Mortgage Corp., 6.0%, 6/1/17                    237,984
         13,593                     Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                     13,434
          9,464                     Federal Home Loan Mortgage Corp., 6.0%, 2/1/33                      9,353
        235,755                     Federal Home Loan Mortgage Corp., 6.0% 11/1/33                    232,828
        179,827                     Federal Home Loan Mortgage Corp., 6.0%, 1/1/34                    177,414
        218,166                     Federal Home Loan Mortgage Corp., 6.0%, 4/1/35                    214,937
        233,366                     Federal Home Loan Mortgage Corp., 6.0%, 6/1/35                    229,912
        290,416                     Federal National Mortgage Association, 4.5%, 5/1/20               274,513
        186,859                     Federal National Mortgage Association, 4.5%, 9/1/20               176,627
        151,432                     Federal National Mortgage Association, 4.5%, 3/1/35               137,285

12  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Principal
         Amount
        USD ($)                                                                                        Value
                                    U.S. Government & Agency Obligations (Cont.)
  598,025                           Federal National Mortgage Association, 4.5%, 9/1/35           $   542,159
  172,184                           Federal National Mortgage Association, 5.0%, 2/1/20               165,882
  821,244                           Federal National Mortgage Association, 5.0%, 10/1/20              791,186
  346,087                           Federal National Mortgage Association, 5.0%, 9/1/35               323,721
   31,818                           Federal National Mortgage Association, 5.0%, 2/1/36                29,761
  567,477                           Federal National Mortgage Association, 5.0%, 4/1/36               530,479
   36,343                           Federal National Mortgage Association, 5.5%, 3/1/18                35,727
   79,966                           Federal National Mortgage Association, 5.5%, 12/1/18               78,611
   88,140                           Federal National Mortgage Association, 5.5%, 4/1/19                86,681
  186,044                           Federal National Mortgage Association, 5.5%, 5/1/34               179,171
  774,135                           Federal National Mortgage Association, 5.5%, 10/1/35              744,077
  150,000                           Federal National Mortgage Association, 5.5%, 12/1/35              144,176
  484,230                           Federal National Mortgage Association, 5.5%, 3/1/36               465,429
  149,704                           Federal National Mortgage Association, 5.5%, 5/1/36               143,797
   72,668                           Federal National Mortgage Association, 6.0%, 7/1/17                72,946
    4,537                           Federal National Mortgage Association, 6.0%, 12/1/31                4,485
    9,288                           Federal National Mortgage Association, 6.0%, 2/1/32                 9,182
    5,483                           Federal National Mortgage Association, 6.0% 11/1/32                 5,417
  306,157                           Federal National Mortgage Association, 6.0%, 11/1/33              302,272
  195,493                           Federal National Mortgage Association, 6.0%, 12/1/33              193,013
  111,861                           Federal National Mortgage Association, 6.0%, 1/1/34               110,320
  800,000                           Federal National Mortgage Association, 6.375%, 8/15/07            595,939
      998                           Federal National Mortgage Association, 7.0%, 9/1/29                 1,023
    1,235                           Federal National Mortgage Association, 6.5%, 7/1/31                 1,247
    4,832                           Federal National Mortgage Association, 6.5%, 10/1/31                4,877
    8,523                           Federal National Mortgage Association, 6.5%, 2/1/32                 8,601
  207,864                           Government National Mortgage Association, 4.5%, 9/15/33           191,218
  173,629                           Government National Mortgage Association, 4.5%, 5/15/34           159,600
  629,492                           Government National Mortgage Association, 4.5%, 4/15/35           578,101
  300,000                           Government National Mortgage Association, 4.5%, 3/15/36           275,366
  209,039                           Government National Mortgage Association, 5.0%, 12/15/34          198,074
  453,463                           Government National Mortgage Association, 5.0%, 4/15/35           429,303
  349,213                           Government National Mortgage Association, 5.5%, 10/15/19          345,159
  201,856                           Government National Mortgage Association, 5.5%, 1/15/34           195,826
  381,254                           Government National Mortgage Association, 5.5%, 4/15/34           369,864
  133,266                           Government National Mortgage Association, 5.5%, 4/20/34           128,744
   50,556                           Government National Mortgage Association, 5.5%, 7/15/34            49,046
  397,913                           Government National Mortgage Association, 5.5%, 10/15/34          386,026
  395,083                           Government National Mortgage Association, 5.5%, 6/15/35           383,125
  946,538                           Government National Mortgage Association, 5.5%, 11/15/35          917,890
  447,202                           Government National Mortgage Association, 6.0%, 8/15/16           450,547
   22,238                           Government National Mortgage Association, 6.0%, 5/15/17            22,410
  212,294                           Government National Mortgage Association, 6.0%, 6/15/17           213,937
  252,056                           Government National Mortgage Association, 6.0%, 2/15/18           254,051
  148,335                           Government National Mortgage Association, 6.0%, 8/15/19           149,468
   26,119                           Government National Mortgage Association, 6.0%, 2/15/33            25,945
   95,208                           Government National Mortgage Association, 6.0%, 3/15/33            94,579
   46,786                           Government National Mortgage Association, 6.0%, 6/15/33            46,474
  102,992                           Government National Mortgage Association, 6.0%, 7/15/33           102,304
  157,456                           Government National Mortgage Association, 6.0%, 9/15/33           156,404
   61,248                           Government National Mortgage Association, 6.0%, 10/15/33           60,839

  The accompanying notes are an integral part of these financial statements.  13

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

      Principal     S&P/Moody's
         Amount     Ratings
        USD ($)     (unaudited)                                                                        Value
                                    U.S. Government & Agency Obligations (Cont.)
        168,928                     Government National Mortgage Association, 6.0%, 8/15/34       $   167,758
         24,700                     Government National Mortgage Association, 6.5%, 3/15/29            25,077
          7,067                     Government National Mortgage Association, 6.5%, 1/15/30             7,168
          2,064                     Government National Mortgage Association, 6.5%, 6/15/31             2,092
         18,749                     Government National Mortgage Association, 6.5%, 2/15/32            18,999
         21,107                     Government National Mortgage Association, 6.5%, 3/15/32            21,388
         25,641                     Government National Mortgage Association, 6.5%, 11/15/32           25,995
         19,181                     Government National Mortgage Association, 6.5%, 1/15/33            19,431
         30,012                     Government National Mortgage Association, 6.5%, 5/15/33            30,403
         64,380                     Government National Mortgage Association, 6.5%, 1/15/34            65,204
            815                     Government National Mortgage Association, 7.0%, 3/15/31               841
          8,998                     Government National Mortgage Association, 7.5%, 5/15/23             9,280
          2,463                     Government National Mortgage Association, I, 7.0%, 3/15/31          2,541
        125,198                     Government National Mortgage Association II, 5.5%, 3/20/34        120,949
        236,787                     Government National Mortgage Association II, 6.0%, 11/20/33       234,613
        625,000                     U.S. Treasury Bonds, 4.375%, 12/15/10                             607,080
      2,240,000                     U.S. Treasury Bonds, 5.25%, 11/15/28                            2,229,499
        425,000                     U.S. Treasury Bonds, 6.25%, 8/15/23                               468,729
         80,000                     U.S. Treasury Bonds, 7.25%, 5/15/16                                92,631
      1,237,602                     U.S. Treasury Inflation Protected Security, 1.875%, 7/15/15     1,174,319
        314,631                     U.S. Treasury Inflation Protected Security, 2.0%, 1/15/16         300,461
        840,278                     U.S. Treasury Inflation Protected Security, 3.0%, 7/15/12         865,289
        153,155                     U.S. Treasury Inflation Protected Security, 3.375%, 1/15/12       160,430
      1,186,356                     U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11       1,240,889
        700,000                     U.S. Treasury Notes, 4.0%, 2/15/15                                645,039
        620,000                     U.S. Treasury Notes, 4.25%, 1/15/11                               598,663
        675,000                     U.S. Treasury Notes, 4.25%, 11/15/14                              634,817
        400,000                     U.S. Treasury Notes, 4.25%, 8/15/15                               374,266
        265,000                     U.S. Treasury Notes, 4.875%, 2/15/12                              262,101
      1,200,000                     U.S. Treasury Notes, 5.0%, 2/15/11                              1,197,047
        700,000                     U.S. Treasury Notes, 5.5%, 8/15/28                                719,195
      1,920,000                     U.S. Treasury Strip, 0.0%, 11/15/13                             1,321,096
                                                                                                  -----------
                                                                                                  $30,155,666
                                                                                                  -----------
                                    TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                    (Cost $31,033,922)                                            $30,155,666
                                                                                                  -----------
                                    FOREIGN GOVERNMENT BONDS - 6.1%
ITL  45,000,000     B+/B2           Banco Nac De Desen Econo, 8.0%, 4/28/10                           31,933
CAD     399,000     AAA/Aaa         Government of Canada, 4.25%, 9/1/09                              354,785
SEK   3,445,000     AAA/Aaa         Government of Sweden, 5.25%, 3/15/11                             507,675
SEK   2,955,000     NR/NR           Government of Sweden, 5.5%, 10/8/12                              446,015
SEK   2,150,000     NR/NR           Government of Sweden, 8.0%, 8/15/07                              314,925
NOK   1,500,000     AAA/Aaa         Norwegian Government, 5.5%, 5/15/09                              250,661
NOK   1,320,000     AAA/Aaa         Norwegian Government, 6.0%, 5/16/11                              228,832
NOK   3,410,000     AAA/Aaa         Norwegian Government, 6.75%, 1/15/07                             557,288
AUD     532,000     AAA/Aaa         Ontario Province, 5.5%, 4/23/13                                  379,819
AUD     207,000     AAA/Aaa         Queensland Treasury, 6.0%, 8/14/13                               154,633
GBP     335,000     AAA/Aaa         United Kingdom Treasury, 4.75%, 6/7/10                           617,782
                                                                                                  -----------
                                                                                                  $ 3,844,348
                                                                                                  -----------
                                    TOTAL FOREIGN GOVERNMENT BONDS
                                    (Cost $3,568,480)                                             $ 3,844,348
                                                                                                  ===========

14  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Principal     S&P/Moody's
         Amount     Ratings
        USD ($)     (unaudited)                                                                                  Value
                                    MUNICIPAL BONDS - 1.2%
                                    Muni Airport - 0.5%
         50,000     B/CAA2          New Jersey Economic Development Authority, 6.25%, 9/15/29                $    51,147
        175,000     B/CAA2          New Jersey Economic Development Authority Special Facility Revenue,
                                    7.0%, 11/15/30                                                               183,393
        100,000     NR/NR           Wayne Charter County SPL, 6.75%, 12/1/15                                      55,663
                                                                                                             -----------
                                                                                                             $   290,203
                                                                                                             -----------
                                    Muni Medical - 0.1%
         80,000     AAA/NR          Massachusetts Health & Educational Facilities, 5.0%, 1/15/10             $    83,570
                                                                                                             -----------
                                    Muni Tobacco - 0.5%
         90,000     BBB/Baa3        Golden State Tobacco Securitization, 6.75%, 6/1/39                       $   100,731
        105,000     BBB/Baa3        Tobacco Settlement Authority Washington, 6.625%, 6/1/32                      114,124
         60,000     BBB/Baa3        Tobacco Settlement Financing Corp., 7.0%, 6/1/41                              68,030
                                                                                                             -----------
                                                                                                             $   282,885
                                                                                                             -----------
                                    Muni Utilities - 0.1%
         60,000     AAA/Aaa         San Antonio Texas Electric & Gas, Floating Rate Note, 2/1/19 (144A)(a)   $    77,242
                                                                                                             -----------
                                    TOTAL MUNICIPAL BONDS
                                    (Cost $647,737)                                                          $   733,900
                                                                                                             -----------
         Shares
                                    RIGHTS/WARRANTS - 0.0%
                                    Transportation - 0.0%
                                    Railroads - 0.0%
            210                     Atlantic Express Transportation, Exp. 4/15/08*                           $        --
                                                                                                             -----------
                                    Total Transportation                                                     $        --
                                                                                                             -----------
                                    TOTAL RIGHTS/WARRANTS
                                    (Cost $0)                                                                $        --
                                                                                                             -----------
                                    TEMPORARY CASH INVESTMENT - 1.5%
                                    Security Lending Collateral - 1.5%
        941,101                     Securities Lending Investment Fund, 5.16%                                $   941,101
                                                                                                             -----------
                                    TOTAL TEMPORARY CASH INVESTMENT
                                    (Cost $941,101)                                                          $   941,101
                                                                                                             -----------
                                    TOTAL INVESTMENT IN SECURITIES - 96.5%
                                    (Cost $60,968,533)                                                       $60,391,062
                                                                                                             -----------
                                    OTHER ASSETS AND LIABILITIES - 3.5%                                      $ 2,225,966
                                                                                                             -----------
                                    TOTAL NET ASSETS - 100.0%                                                $62,617,028
                                                                                                             ===========

 The accompanying notes are an integral part of these financial statements.   15

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

*    Non-income producing security.
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2006, the value of these securities amounted to $8,986,634 or 14.4% of total net assets.
NR   Not Rated by either S&P or Moody's.
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b)  At June 30, 2006, the following securities were out on loan:


      Principal
         Amount     Security                                            Value
    $    94,050     GSC Holdings Corp., 8.0%, 10/1/12              $  94,050
        277,200     Goodyear Tire & Rubber, 9.0%, 7/1/15             264,726
        108,900     Graham Packaging Co., 9.875%, 10/15/14           108,901
        242,550     Trump Entertainment Resorts, 8.5%, 6/1/15        233,151
        247,500     WCI Communities, Inc., 6.625%, 3/15/15           205,425
                                                                    --------
                    Total                                          $ 906,253
                                                                   =========

NOTE: Principal amounts are denominated in U.S. dollars unless otherwise noted. ITL Italian Lira
EURO Euro
CAD  Canadian Dollar
SEK  Swedish Krona
NOK  Norwegian Kroner
AUD  Australian Dollar
GBP  British Pound
COP  Colombian Peso

16  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            Six Months
                                                                              Ended
                                                                             6/30/06      Year Ended
Class II                                                                   (unaudited)     12/31/05
Net asset value, beginning of period                                       $  10.76        $  11.26
                                                                           --------        --------
Increase (decrease) from investment operations:
  Net investment income                                                    $   0.26        $   0.55
  Net realized and unrealized gain (loss) on investments and foreign
    currency transactions                                                     (0.15)          (0.28)
                                                                           --------        --------
    Net increase from investment operations                                $   0.11        $   0.27
Distributions to shareowners:
  Net investment income                                                       (0.30)          (0.61)
  Net realized gain                                                           (0.05)          (0.16)
                                                                           ----------      --------
Net increase (decrease) in net asset value                                 $  (0.24)       $  (0.50)
                                                                           ----------      --------
Net asset value, end of period                                             $  10.52        $  10.76
                                                                           ==========      ========
Total return*                                                                  1.04%           2.49%
Ratio of net expenses to average net assets+                                   1.11%**         1.14%
Ratio of net investment income to average net assets+                          4.98%**         5.30%
Portfolio turnover rate                                                          52%**           46%
Net assets, end of period (in thousands)                                   $ 43,148        $ 40,045
Ratios with no waiver of management fees and assumption of expenses by
  PIM and no reduction for fees paid indirectly:
  Net expenses                                                                   1.11%**       1.14%
  Net investment income                                                          4.98%**       5.30%

                                                                                          5/1/03 (a)
                                                                          Year Ended          to
Class II                                                                   12/31/04        12/31/03
Net asset value, beginning of period                                       $  11.01        $  10.41
                                                                           --------        --------
Increase (decrease) from investment operations:
  Net investment income                                                    $   0.55        $   0.41
  Net realized and unrealized gain (loss) on investments and foreign
    currency transactions                                                      0.49            0.62
                                                                           --------        --------
    Net increase from investment operations                                $   1.04        $   1.03
Distributions to shareowners:
  Net investment income                                                       (0.63)          (0.43)
  Net realized gain                                                           (0.16)             --
                                                                           --------        --------
Net increase (decrease) in net asset value                                 $   0.25        $   0.60
                                                                           --------        --------
Net asset value, end of period                                             $  11.26        $  11.01
                                                                           ========        =========
Total return*                                                                  9.95%          10.90%(b)
Ratio of net expenses to average net assets+                                   1.29%           1.49%**
Ratio of net investment income to average net assets+                          5.49%           5.08%**
Portfolio turnover rate                                                          53%             68%
Net assets, end of period (in thousands)                                   $ 25,027        $  3,663
Ratios with no waiver of management fees and assumption of expenses by
  PIM and no reduction for fees paid indirectly:
  Net expenses                                                                 1.29%           1.49%**
  Net investment income                                                        5.49%           5.08%**

(a)  Class II shares were first publicly offered on May 1, 2003.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

 The accompanying notes are an integral part of these financial statements.   17

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities loaned of $906,253)
    (Cost $60,968,533)                                                                  $60,391,062
  Cash                                                                                    1,675,991
  Foreign currencies, at value (cost $730,020)                                              753,343
  Receivables --
    Investment securities sold                                                                4,086
    Fund shares sold                                                                         50,126
    Dividends, interest and foreign taxes withheld                                          787,740
  Other                                                                                       4,177
                                                                                        -----------
      Total assets                                                                      $63,666,525
                                                                                        -----------
LIABILITIES:
  Payables --
    Fund shares repurchased                                                             $     4,322
    Dividends                                                                                 4,651
    Upon return for securities loaned                                                       941,101
    Forward foreign currency settlement contracts, net                                       16,543
    Forward foreign currency portfolio hedge contracts, open -- net                          23,367
  Due to affiliates                                                                           9,602
  Accrued expenses                                                                           49,911
                                                                                        -----------
      Total liabilities                                                                 $ 1,049,497
                                                                                        -----------
NET ASSETS:
  Paid-in capital                                                                       $62,510,593
  Undistributed net investment income                                                       193,339
  Accumulated net realized gain on investments                                              502,914
  Net unrealized loss on:
    Investments                                                                            (577,471)
    Forward foreign currency contracts and other assets and liabilities denominated
     in foreign currencies                                                                  (12,347)
                                                                                        -----------
      Total net assets                                                                  $62,617,028
                                                                                        -----------
NET ASSET VALUE PER SHARE:
  Class I:
  (No par value, unlimited number of shares authorized)
    Net assets                                                                          $19,468,874
  Shares outstanding                                                                      1,850,367
                                                                                        -----------
    Net asset value per share                                                           $     10.52
  Class II:
  (No par value, unlimited number of shares authorized)
    Net assets                                                                          $43,148,154
  Shares outstanding                                                                      4,100,763
                                                                                        -----------
    Net asset value per share                                                           $     10.52

18  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          Six Months
                                                                                             Ended
                                                                                            6/30/06
INVESTMENT INCOME:
  Interest                                                                                $  1,832,489
  Income on securities loaned, net                                                                 805
                                                                                          ------------
    Total investment income                                                               $  1,833,294
                                                                                          ------------
EXPENSES:
  Management fees                                                                         $    195,783
  Transfer agent fees and expenses                                                               5,001
  Distribution fees (Class II)                                                                  51,007
  Administrative reimbursements                                                                  9,750
  Custodian fees                                                                                11,403
  Professional fees                                                                             24,616
  Printing expense                                                                               4,163
  Fees and expenses of nonaffiliated trustees                                                    1,068
  Miscellaneous                                                                                  8,480
                                                                                          ------------
    Total expenses                                                                        $    311,271
                                                                                          ------------
    Net expenses                                                                          $    311,271
                                                                                          ------------
      Net investment income                                                               $  1,522,023
                                                                                          ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain from:
    Investments                                                                           $    466,958
    Forward foreign currency contracts and other assets and liabilities denominated in
      foreign currencies                                                                        77,651
                                                                                          ------------
                                                                                          $    544,609
                                                                                          ------------
  Change in net unrealized loss from:
  Investments                                                                             $ (1,394,462)
  Forward foreign currency contracts and other assets and liabilities denominated in
    foreign currencies                                                                         (22,005)
                                                                                          ------------
                                                                                          $ (1,416,467)
                                                                                          ------------
  Net loss on investments and foreign currency transactions                               $   (871,858)
                                                                                          ============
  Net increase in net assets resulting from operations                                    $    650,165
                                                                                          ============

  The accompanying notes are an integral part of these financial statements.  19

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      Six Months
                                                                                        Ended              Year
                                                                                       6/30/06            Ended
                                                                                     (unaudited)         12/31/05
FROM OPERATIONS:
Net investment income                                                               $  1,522,023      $  2,985,351
Net realized gain on investments and foreign currency transactions                       544,609           511,506
Change in net unrealized loss on investments and foreign currency transactions        (1,416,467)       (2,035,611)
                                                                                    ------------      ------------
    Net increase in net assets resulting from operations                            $    650,165      $  1,461,246
                                                                                    ------------      ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
  Class I                                                                           $   (568,788)     $ (1,227,712)
  Class II                                                                            (1,157,399)       (1,916,310)
Net realized gain
  Class I                                                                                (95,758)         (308,227)
  Class II                                                                              (211,483)         (487,951)
                                                                                    ------------      ------------
    Total distributions to shareowners                                              $ (2,033,428)     $ (3,940,200)
                                                                                    ------------      ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                    $  6,964,425      $ 19,663,891
Reinvestment of distributions                                                          2,011,270         3,902,297
Cost of shares repurchased                                                            (5,682,815)       (6,220,715)
                                                                                    ------------      ------------
  Net increase in net assets resulting from Fund share transactions                 $  3,292,880      $ 17,345,473
                                                                                    ------------      ------------
  Net increase in net assets                                                        $  1,909,617      $ 14,866,519
                                                                                    ------------      ------------
NET ASSETS:
Beginning of period                                                                 $ 60,707,411      $ 45,840,892
                                                                                    ------------      ------------
End of period                                                                       $ 62,617,028      $ 60,707,411
                                                                                    ------------      ------------
Undistributed net investment income, end of period                                  $    193,339      $    397,503
                                                                                    ------------      ------------

20  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------
1. Organization and Significant Accounting Policies

The Pioneer Strategic Income VCT Portfolio (The Portfolio) is a portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap
     Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth
     Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity
     Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America
     Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio)
     (Class II shares only)
   Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
     shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
     Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
     Growth Portfolio)(Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
     (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio)
     (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
     shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
     (Class II shares only)

   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
     (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
     Allocation Portfolio)(Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
     Allocation Portfolio)(Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
     Allocation Portfolio)(Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The portfolio commenced operations on May 1, 2003. Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objective of Strategic Income Portfolio is to produce a high level of current income.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation
   Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of the Portfolio's shares is based on the last sale price on the

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

   principal exchange where they traded. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. At June 30, 2006, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Discounts and premiums on fixed income securities are accreted and amortized, respectively, on a yield-to-maturity basis and are included in interest income. Dividend and interest income from foreign securities are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates. When interest rates rise, the prices of fixed income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks.

B. Foreign Currency Translation
   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts
   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

D. Taxes
   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2005, no such taxes were paid.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The Portfolio elected to defer $40,713 in capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ending December 31, 2006.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2005 and the distributions paid during the year ended December 31, 2005 on a tax basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                     2005
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                 $3,166,871
 Long-Term capital gain                                             773,329
                                                                 ----------
                                                                 $3,940,200
 Return of Capital                                                       --
                                                                 ----------
  Total distributions                                            $3,940,200
                                                                 ==========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                   $  573,117
 Undistributed long-term gain/(capital loss carryforward)           148,610
 Post-October Loss Deferral                                         (40,713)
 Unrealized appreciation (depreciation)                             808,684
                                                                 ----------
  Total                                                          $1,489,698
                                                                 ==========
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the mark to market of foreign currency contracts and accrued interest on defaulted bonds.

E. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

   Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. The Portfolio declares as daily dividends substantially all of its respective net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F. Securities Lending
   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------
   recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

G. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006, $1,614 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3. Transfer Agent

(PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $7,696 in transfer agent fees payable to PIMSS at June 30, 2006.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $292 payable to PFD at June 30, 2006.

5. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2006, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

-----------------------------------------------------------------------------------------------------------
                                                                                           Net
                                                      Gross             Gross         Appreciation/
                                   Tax Cost       Appreciation      Depreciation      (Depreciation)
-----------------------------------------------------------------------------------------------------------
 Strategic Income Portfolio      $60,972,673       $1,120,768       $ (1,702,379)      $ (581,611)
                                 ===========       ==========       ============       ==========
-----------------------------------------------------------------------------------------------------------

Pioneer Strategic Income VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2006, were $5,133,308 and $9,346,181, respectively. The cost of purchases and the proceeds from sales of U.S. Government obligations were $12,786,100 and $5,695,303, respectively.

7. Capital Shares

At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005:

-----------------------------------------------------------------------------------------------------------
                                   '06 Shares     '06 Amount     '05 Shares     '05 Amount
Strategic Income Portfolio        (unaudited)    (unaudited)
-----------------------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                         139,804    $  1,499,060       299,475     $  3,285,765
 Reinvestment of distributions        60,283         642,387       136,735        1,498,145
 Shares repurchased                 (270,006)     (2,903,452)     (364,351)      (3,995,330)
                                    -------------------------------------------------------
  Net increase (decrease)            (69,919)   $   (762,005)       71,859     $    788,580
                                    =======================================================
 CLASS II:
 Shares sold                         509,569    $  5,465,365     1,483,721     $ 16,378,126
 Reinvestment of distributions       128,525       1,368,883       219,709        2,404,152
 Shares repurchased                 (258,667)     (2,779,363)     (204,670)      (2,225,385)
                                    -------------------------------------------------------
  Net increase                       379,427    $  4,054,885     1,498,760     $ 16,556,893
                                    =======================================================
-----------------------------------------------------------------------------------------------------------

8. Forward Foreign Currency Contracts
During the six months ended June 30, 2006, certain Portfolios had entered into various contracts that obligate the Portfolios to deliver currencies at specified future dates. At the maturity of a contract, the Portfolios must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract.

As of June 30, 2006, outstanding forward portfolio hedge contracts were as follows:


--------------------------------------------------------------------------------------------------------------
                                                                                                    Net
                                   Contracts to       In Exchange   Settlement                  Unrealized
Portfolio                            Deliver              For          Date          Value      Gain (Loss)
--------------------------------------------------------------------------------------------------------------
 Strategic Income Portfolio   AUD         (925,000)   $ (677,757)    7/31/06      $ (687,440)   $  (9,683)
 Strategic Income Portfolio   CAD         (278,225)     (250,427)    7/14/06        (249,112)       1,315
 Strategic Income Portfolio   EUR          487,705       617,509      7/5/06         623,583        6,074
 Strategic Income Portfolio   EUR         (486,000)     (623,465)     7/5/06        (621,597)       1,868
 Strategic Income Portfolio   GBP         (335,000)     (619,336)     8/7/06        (620,114)        (778)
 Strategic Income Portfolio   GBP         (335,000)     (617,509)     7/5/06        (619,025)      (1,516)
 Strategic Income Portfolio   JPY      195,000,000     1,733,617      7/5/06       1,709,257      (24,360)
 Strategic Income Portfolio   JPY      195,000,000     1,714,536      8/7/06       1,718,249        3,713
--------------------------------------------------------------------------------------------------------------

Outstanding forward currency settlement contracts as of June 30, 2006 were as follows:

--------------------------------------------------------------------------------------------------------------
                                                      Settlement                               Net
Portfolio                        Gross Receivable        Date        Gross Payable     Receivable/(Payable)
--------------------------------------------------------------------------------------------------------------
 Strategic Income Portfolio         $1,687,794       7/1/06          $ (1,704,337)          $ (16,543)
--------------------------------------------------------------------------------------------------------------

[LOGO]PIONEER
      Investments(R)

Pioneer Variable Contracts Trust

Officers                                     Trustees
John F. Cogan, Jr., President                John F. Cogan, Jr., Chairman
Osbert M. Hood, Executive Vice President     David R. Bock
Vincent Nave, Treasurer                      Mary K. Bush
Dorothy E. Bourassa, Secretary               Margaret B.W. Graham
                                             Thomas J. Perna
                                             Marguerite A. Piret
                                             John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           This page for your notes.

[LOGO]PIONEER
      Investments(R)
Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

                                                                   19636-00-0806


                                                           [LOGO] PIONEER
                                                                  Investments(R)


                                                PIONEER VARIABLE CONTRACTS TRUST
                         Pioneer America Income VCT Portfolio -- Class II Shares



                                                               SEMIANNUAL REPORT
                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer America Income VCT Portfolio
  Portfolio and Performance Update                                   2
  Comparing Ongoing Portfolio Expenses                               3
  Portfolio Management Discussion                                    4
  Schedule of Investments                                            6
  Financial Statements                                              11
  Notes to Financial Statements                                     15
  Trustees, Officers and Service Providers                          19

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Government Agency Obligations          97.7%
Collateralized Mortgage Obligations          1.7%
U.S. Corporate Bonds                         0.6%

Maturity Distribution
(As a percentage of total investment portfolio)

[THE DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

0-1 year                                     2.6%
1-3 years                                   10.7%
3-4 years                                   33.5%
4-6 years                                   30.0%
6-8 years                                   13.8%
8+ years                                     9.4%

Five Largest Holdings
(As a percentage of long-term holdings)

 1.   U.S. Treasury Inflation
        Protected Security,
         3.375%, 1/15/12                    7.91%
-------------------------------------------------
 2.   U.S. Treasury Notes,
        6.25%, 8/15/23                      5.68
-------------------------------------------------
 3.   U.S. Treasury Bond,
        5.125%, 5/15/16                     4.64
-------------------------------------------------
 4.   U.S. Treasury Notes,
        6.5%, 2/15/10                       3.54
-------------------------------------------------
 5.   U.S. Treasury Notes,
        6.375%, 8/15/27                     3.28
-------------------------------------------------

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------

Prices and Distributions

                                             6/30/06          12/31/05
Net Asset Value per Share                     $9.52            $9.85

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)          Income         Capital Gains     Capital Gains
                            $ 0.2169       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment
The following chart shows the change in value of an investment made in Pioneer America Income VCT Portfolio at net asset value, compared to that of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index and of Lehman Brothers Government Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE DATA IS A REPRESENTATION OF A LINE CHART IN THE PRINTED MATERIAL]

         Pioneer America          Lehman Brothers             Lehman Brothers
            Income VCT            Government Bond         Fixed Rate Mtge-Backed
             Portfolio                 Index                      Index
6/96          $10,000                 $10,000                   $10,000
6/97           10,581                  10,740                    10,910
6/98           11,540                  11,948                    11,884
6/99           11,751                  12,312                    12,360
6/00           12,209                  12,929                    12,982
6/01           13,403                  14,264                    14,447
6/02           14,479                  15,521                    15,744
6/03           15,582                  17,281                    16,645
6/04           15,541                  17,047                    17,016
6/05           16,331                  18,180                    18,060
6/06           16,120                  17,968                    18,131

The Lehman Brothers Government Bond Index measures the performance of the U.S. government bond market. The Lehman Brothers Fixed-Rate Mortgage-Backed Index measures the performance of the government and mortgage securities markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years                                                                   4.89%
5 Years                                                                    3.76%
1 Year                                                                    -1.29%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer America Income VCT Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006.

       Share Class                                          II
       ----------------------------------------------------------
       Beginning Account Value on 1/1/06                $1,000.00
       Ending Account Value on 6/30/06                  $  988.40
       Expenses Paid During Period*                     $    4.98

* Expenses are equal to the Portfolio's annualized expense ratio of 1.01% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer America Income VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006.

       Share Class                                         II
       ----------------------------------------------------------
       Beginning Account Value on 1/1/06                $1,000.00
       Ending Account Value on 6/30/06                  $1,019.79
       Expenses Paid During Period*                     $    5.06

* Expenses are equal to the Portfolio's annualized expense ratio of 1.01% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

During a period of solid economic growth and steadily rising interest rates, yields on Treasury securities rose, and shareholders in Pioneer America Income Trust VCT Portfolio earned a relatively high level of income during the first half of 2006. In the interview below, Richard Schlanger, a member of Pioneer's fixed-income team, discusses the factors that affected the fixed-income market and the Trust over the semiannual period.

Q. How did the Trust perform during the period?

A. For the six months ended June 30, 2006, Class II shares of Pioneer America Income Trust VCT Portfolio produced a total return of -1.16% at net asset value. For the same period, the Trust underperformed its benchmark, the Lehman Brothers Government Bond Index, which returned -0.89%, and the Lehman Brothers Fixed-Rate Mortgage-Backed Index which returned -0.06%. The Trust surpassed the average -1.25% return generated by the U.S. Government Underlying Funds category of Lipper Inc., an independent monitor of mutual fund performance. At the end of the period, the Trust's 30-day SEC yield was 4.38%. The Trust had 227 issues, and the average credit quality of the Portfolio was AAA.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What was the investment environment like during the six months?

A. In a period of relatively strong economic growth and higher prices for commodities, concerns about the prospect of accelerating inflation dominated the fixed-income markets. At the Federal Reserve, Ben Bernanke became chairman in early February. When Mr. Bernanke took office, the Federal funds target rate was 4.50%. In the first five months of his chairmanship, the Federal funds rate rose to 5.25%, with the latest increase occurring on June 29. (The Federal funds rate is the rate banks charge for overnight loans. Since June 2004, the Federal Reserve has raised interest rates 17 times, taking the Federal funds rate from a 40-year low of 1% to the current 5.25%.) In the most recent six-month period, yields across the maturity spectrum moved higher in a parallel fashion.

Q. How did you manage the Trust in this environment?

A. As higher interest rates boosted mortgage rates, we became concerned about the duration (sensitivity to interest-rate changes), of our mortgage holdings because as interest rates go up, mortgage duration tends to lengthen when refinancing and prepayment activity slows. To limit this drift in duration, we trimmed our mortgage position from 55% to about 52% of net assets. Instead, we chose to concentrate on longer-term Treasury securities. We thought that if the Federal Reserve went too far in raising rates, economic growth would slow, and the central bank would have to reverse course and begin lowering rates. If this were to occur, we believed the Treasury market would rally, and longer-term Treasuries would outperform their short-term counterparts. As conditions warranted, we opportunistically added to or sold holdings in Treasury Inflation Protected Securities (TIPS). TIPS are securities whose principal is tied to the consumer price index. When inflation accelerates, the principal on TIPS increases in value. At the end of the six-month period, 52.1% of the Portfolio was in mortgage pass-through securities issued by the Government National Mortgage Association (Ginnie Mae); 46.4% was in Treasury Issues, TIPS and agency securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie
   Mac), the Federal Home Loan Bank, and the Federal Farm Credit Bank.


A Word About Risk:

When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Portfolio will generally rise. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed--income securities. Mortgage-backed securities are also subject to pre-payments. Government guarantees apply to the underlying securities only and not to the prices and yields of the Portfolio. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q. What contributed to performance?

A. The shorter-duration assets aided returns as interest rates went up. Returns on longer-term, fixed-rate Treasuries were negative; however, our positions in TIPS and agency securities contributed to performance. Our mortgage holdings also did well, with mortgages issued by Fannie Mae and Freddie Mac outperforming those issued by Ginnie Mae.

Q. What detracted from performance?

A. Because the Federal Reserve was determined to fight inflation by raising interest rates, long-duration assets vastly underperformed short-duration assets. As a result, the Portfolio's longer-duration assets were the biggest detractor from performance. For the six months under review, five-year and 10-year Treasuries returned -1.35% and -3.90%, respectively. We view the underperformance of longer-duration assets as a relatively short-term event, because we believe that once the Federal Reserve stops raising interest rates, securities with longer durations have the potential to outperform.

Q. What is your outlook?

A. We believe that rising interest rates and oil prices have begun to affect the mortgage market and consumer spending. We have seen a shift away from adjustable-rate mortgages to fixed-rate mortgages and a decline in refinance activity as mortgage rates have risen. If these trends continue, economic growth is likely to slow, and the Federal Reserve may take a breather from raising interest rates. The Portfolio is positioned to take advantage of this type of environment. Should rates stabilize or decline, we believe the Portfolio's intermediate-term and longer-term holdings could outperform.









  Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

    Principal
       Amount                                                                        Value
                COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
                Government - 1.6%
 $    213,395   Federal Home Loan Bank, 4.75%, 10/25/10                        $   207,107
      116,164   Federal Home Loan Bank, 5.0%, 1/15/16                              114,569
      350,000   Freddie Mac, 5.5%, 7/15/28                                         345,437
                                                                               -----------
                                                                               $   667,113
                                                                               -----------
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                (Cost $690,757)                                                $   667,113
                                                                               -----------
                CORPORATE BONDS - 0.6%
                Diversified Financials - 0.6%
                Specialized Finance - 0.6%
      250,000   Private Export Funding, 3.375%, 2/15/09                        $   237,761
                                                                               -----------
                TOTAL CORPORATE BONDS
                (Cost $250,000)                                                $   237,761
                                                                               -----------
                U.S. GOVERNMENT AGENCY OBLIGATIONS - 95.8%
      200,960   Fannie Mae, 5.5%, 6/1/23                                       $   195,653
      250,000   Federal Farm Credit Bank, 3.25%, 6/15/2007                         244,778
      400,000   Federal Farm Credit Bank, 4.9%, 3/17/14                            380,366
      100,000   Federal Farm Credit Bank, 5.3%, 9/28/15                             95,931
      100,000   Federal Farm Credit Bank, 5.88%, 9/8/08                            100,855
      250,000   Federal Farm Credit Bank, 4.45%, 6/1/15                            231,219
      200,000   Federal Farm Credit Bank, Medium Term Note, 6.38%, 11/27/06        200,717
      250,000   Federal Home Loan Bank 4.25%, 10/10/08                             243,879
      300,000   Federal Home Loan Bank 4.43%, 4/7/08                               294,739
      250,000   Federal Home Loan Bank, 4.0%, 2/12/10                              237,927
      250,000   Federal Home Loan Bank, 4.25%, 2/16/10                             240,360
      200,000   Federal Home Loan Bank, 4.5%, 11/15/12                             189,328
      500,000   Federal Home Loan Bank, 4.75%, 12/10/10                            485,227
      100,000   Federal Home Loan Bank, 5.375%, 5/18/16                             98,694
       34,841   Federal Home Loan Corp., 6.5%, 2/1/32                               35,180
       28,642   Federal Home Loan Corp., 7.0%, 3/1/32                               29,418
       29,809   Federal Home Loan Corp., 7.0%, 4/1/32                               30,548
      300,000   Federal Home Loan Mortgage Corp., 5.0%, 1/1/36                     280,388
      210,000   Federal Home Loan Mortgage Corp., 5.0%, 3/1/36                     196,135
      209,461   Federal Home Loan Mortgage Corp., 5.5%, 12/1/34                    201,717
      223,200   Federal Home Loan Mortgage Corp., 5.5%, 9/1/34                     214,947
       64,095   Federal Home Loan Mortgage Corp., 6.0% 10/1/32                      63,344
      467,787   Federal Home Loan Mortgage Corp., 6.0%, 5/1/34                     461,509
      123,519   Federal Home Loan Mortgage Corp., 6.0%, 11/1/32                    122,072
      319,864   Federal Home Loan Mortgage Corp., 6.0%, 11/1/32                    316,115
       25,814   Federal Home Loan Mortgage Corp., 6.0%, 12/1/32                     25,512
      125,480   Federal Home Loan Mortgage Corp., 6.0%, 12/1/32                    124,010
      174,701   Federal Home Loan Mortgage Corp., 6.0%, 2/1/33                     172,654
      836,287   Federal Home Loan Mortgage Corp., 6.0%, 3/1/33                     825,906
      184,028   Federal Home Loan Mortgage Corp., 6.5% 4/1/32                      185,758
       48,346   Federal Home Loan Mortgage Corp., 6.5%, 1/1/29                      48,869
       84,665   Federal Home Loan Mortgage Corp., 6.5%, 10/1/31                     85,490
       60,129   Federal Home Loan Mortgage Corp., 6.5%, 3/1/11                      60,769
       30,461   Federal Home Loan Mortgage Corp., 6.5%, 3/1/29                      30,794

6     The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Principal
       Amount                                                                  Value
                U.S. Government Agency Obligations (Cont.)
 $     11,360   Federal Home Loan Mortgage Corp., 6.5%, 3/1/32           $    11,467
       27,373   Federal Home Loan Mortgage Corp., 6.5%, 4/1/31                27,640
       62,428   Federal Home Loan Mortgage Corp., 6.5%, 7/1/32                63,014
       16,412   Federal Home Loan Mortgage Corp., 7.0%, 2/1/31                16,819
        2,653   Federal Home Loan Mortgage Corp., 7.0%, 4/1/30                 2,718
        1,361   Federal Home Loan Mortgage Corp., 7.0%, 7/1/31                 1,395
        5,090   Federal Home Loan Mortgage Corp., 7.0%, 9/1/31                 5,217
       29,942   Federal Home Loan Mortgage Corp., 7.5%, 8/1/31                30,989
      216,990   Federal National Mortgage Association, 4.5%, 4/1/19          205,362
      104,783   Federal National Mortgage Association, 5.0%, 12/1/35          98,012
       65,954   Federal National Mortgage Association, 5.0%, 3/1/09           64,565
      197,643   Federal National Mortgage Association, 5.0%, 7/1/19          190,645
      294,265   Federal National Mortgage Association, 5.5%, 11/1/23         286,494
      329,863   Federal National Mortgage Association, 5.5%, 11/1/33         318,219
      173,512   Federal National Mortgage Association, 5.5%, 12/1/34         167,101
       65,839   Federal National Mortgage Association, 5.5%, 2/1/33           62,995
      262,024   Federal National Mortgage Association, 5.5%, 3/1/18          257,687
      195,772   Federal National Mortgage Association, 5.5%, 3/1/24          190,299
      211,130   Federal National Mortgage Association, 5.5%, 3/1/34          203,329
      313,429   Federal National Mortgage Association, 5.5%, 4/1/18          308,322
      147,137   Federal National Mortgage Association, 5.5%, 6/1/33          145,270
      289,416   Federal National Mortgage Association, 5.5%, 9/1/33          279,200
       63,565   Federal National Mortgage Association, 6.0%, 6/1/33           62,759
       38,601   Federal National Mortgage Association, 6.0%, 10/1/32          38,136
       61,631   Federal National Mortgage Association, 6.0%, 11/1/32          60,888
       79,506   Federal National Mortgage Association, 6.0%, 11/1/32          78,548
      211,205   Federal National Mortgage Association, 6.0%, 11/1/32         208,660
      152,421   Federal National Mortgage Association, 6.0%, 12/1/11         152,516
       30,245   Federal National Mortgage Association, 6.0%, 12/1/31          29,898
      407,887   Federal National Mortgage Association, 6.0%, 3/1/33          402,972
       99,030   Federal National Mortgage Association, 6.0%, 4/1/33           97,837
      135,064   Federal National Mortgage Association, 6.0%, 7/1/34          133,204
      275,000   Federal National Mortgage Association, 6.0%, 7/1/36          270,617
      124,525   Federal National Mortgage Association, 6.0%, 9/1/34          122,810
      250,000   Federal National Mortgage Association, 6.07%, 5/12/16        249,423
       39,140   Federal National Mortgage Association, 6.5%, 1/1/29           39,539
       65,385   Federal National Mortgage Association, 6.5%, 1/1/32           65,981
        9,074   Federal National Mortgage Association, 6.5%, 10/1/31           9,157
       47,294   Federal National Mortgage Association, 6.5%, 10/1/31          47,725
       46,875   Federal National Mortgage Association, 6.5%, 11/1/28          47,356
       26,935   Federal National Mortgage Association, 6.5%, 2/1/32           27,181
       33,047   Federal National Mortgage Association, 6.5%, 3/1/32           33,369
       82,029   Federal National Mortgage Association, 6.5%, 3/1/32           82,753
       26,710   Federal National Mortgage Association, 6.5%, 3/1/32           26,953
       75,431   Federal National Mortgage Association, 6.5%, 4/1/32           76,097
       34,591   Federal National Mortgage Association, 6.5%, 7/1/21           35,008
       63,181   Federal National Mortgage Association, 6.5%, 7/1/32           63,739
      287,626   Federal National Mortgage Association, 6.5%, 7/1/34          289,312
       57,583   Federal National Mortgage Association, 6.5%, 8/1/32           58,108

The accompanying notes are an integral part of these financial statements.     7

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

    Principal
       Amount                                                                      Value
                U.S. Government Agency Obligations (Cont.)
 $    146,524   Federal National Mortgage Association, 6.5%, 8/1/32          $   147,817
       45,697   Federal National Mortgage Association, 6.5%, 8/1/32               46,101
       30,953   Federal National Mortgage Association, 6.5%, 9/1/32               31,226
        7,573   Federal National Mortgage Association, 7.0%, 1/1/29                7,764
       20,784   Federal National Mortgage Association, 7.0%, 1/1/32               21,296
        3,875   Federal National Mortgage Association, 7.0%, 5/1/31                3,973
       16,847   Federal National Mortgage Association, 7.0%, 7/1/31               17,262
       24,162   Federal National Mortgage Association, 7.0%, 8/1/19               24,843
       37,753   Federal National Mortgage Association, 7.0%, 9/1/18               38,818
      106,191   Federal National Mortgage Association, 7.0%, 9/1/30              108,869
       14,336   Federal National Mortgage Association, 7.5%, 2/1/31               14,852
       35,665   Federal National Mortgage Association, 9.0%, 4/1/33               37,669
      300,000   Freddie Mac, 5.25%, 11/15/12                                     290,859
      256,046   Government National Mortgage Association, 4.5%, 4/15/20          243,935
      299,529   Government National Mortgage Association, 4.5%, 5/20/36          271,846
      424,354   Government National Mortgage Association, 4.5%, 6/15/34          390,068
      201,139   Government National Mortgage Association, 4.5%, 6/15/34          184,888
      340,210   Government National Mortgage Association, 4.5%, 8/15/33          312,966
      143,772   Government National Mortgage Association, 5.0%, 1/20/20          139,097
       90,908   Government National Mortgage Association, 5.0%, 10/15/20          88,228
      190,865   Government National Mortgage Association, 5.0%, 11/20/19         184,717
      173,359   Government National Mortgage Association, 5.0%, 2/15/20          168,249
      203,737   Government National Mortgage Association, 5.0%, 3/15/34          193,050
      163,418   Government National Mortgage Association, 5.0%, 4/15/35          154,711
      254,149   Government National Mortgage Association, 5.0%, 7/15/17          246,812
      165,037   Government National Mortgage Association, 5.0%, 9/15/33          156,351
      179,688   Government National Mortgage Association, 5.5%, 10/15/34         174,320
      139,051   Government National Mortgage Association, 5.5%, 2/15/19          137,473
      168,847   Government National Mortgage Association, 5.5%, 3/15/33          163,866
      262,232   Government National Mortgage Association, 5.5%, 4/15/33          254,496
      255,176   Government National Mortgage Association, 5.5%, 6/15/17          252,346
      145,187   Government National Mortgage Association, 5.5%, 7/15/19          140,969
      182,235   Government National Mortgage Association, 5.5%, 7/15/19          180,119
      201,048   Government National Mortgage Association, 5.5%, 7/15/33          195,117
       77,576   Government National Mortgage Association, 6.0%, 1/15/33           77,069
       84,486   Government National Mortgage Association, 6.0%, 10/15/32          83,933
       91,849   Government National Mortgage Association, 6.0%, 10/15/32          91,248
       26,647   Government National Mortgage Association, 6.0%, 10/15/32          26,473
       70,596   Government National Mortgage Association, 6.0%, 10/15/32          70,134
      199,652   Government National Mortgage Association, 6.0%, 11/15/32         198,603
      128,104   Government National Mortgage Association, 6.0%, 11/15/32         127,266
      225,725   Government National Mortgage Association, 6.0%, 12/15/32         224,470
      220,415   Government National Mortgage Association, 6.0%, 12/15/33         218,943
      186,118   Government National Mortgage Association, 6.0%, 2/15/18          187,590
      219,705   Government National Mortgage Association, 6.0%, 3/15/34          218,184
      225,000   Government National Mortgage Association, 6.0%, 30 YR TBA        223,249
      147,802   Government National Mortgage Association, 6.0%, 4/15/28          147,177
       98,382   Government National Mortgage Association, 6.0%, 5/15/17           99,143
      112,920   Government National Mortgage Association, 6.0%, 6/20/16          113,412
      337,290   Government National Mortgage Association, 6.0%, 7/15/23          335,912

8     The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Principal
       Amount                                                                      Value
                U.S. Government Agency Obligations (Cont.)
 $    130,440   Government National Mortgage Association, 6.0%, 8/15/19     $   131,437
      127,058   Government National Mortgage Association, 6.0%, 8/15/34         126,299
      157,972   Government National Mortgage Association, 6.0%, 8/15/34         156,878
      105,080   Government National Mortgage Association, 6.0%, 9/15/32         104,392
      104,677   Government National Mortgage Association, 6.0%, 9/15/34         103,952
      238,068   Government National Mortgage Association, 6.0% 1/15/33          236,478
       96,570   Government National Mortgage Association, 6.5%, 1/15/34          97,806
       88,726   Government National Mortgage Association, 6.5%, 10/15/31         89,956
       48,731   Government National Mortgage Association, 6.5%, 12/15/31         49,406
       19,928   Government National Mortgage Association, 6.5%, 12/15/31         20,205
       33,278   Government National Mortgage Association, 6.5%, 12/20/28         33,668
       22,100   Government National Mortgage Association, 6.5%, 2/15/29          22,437
        8,964   Government National Mortgage Association, 6.5%, 2/15/32           9,247
       11,566   Government National Mortgage Association, 6.5%, 3/15/26          11,740
      101,880   Government National Mortgage Association, 6.5%, 4/15/17         103,684
       26,874   Government National Mortgage Association, 6.5%, 4/15/17          27,350
       24,564   Government National Mortgage Association, 6.5%, 4/15/32          24,891
       26,938   Government National Mortgage Association, 6.5%, 4/15/32          27,297
      124,834   Government National Mortgage Association, 6.5%, 5/15/29         126,739
      123,940   Government National Mortgage Association, 6.5%, 5/15/29         125,848
       49,660   Government National Mortgage Association, 6.5%, 5/15/29          50,426
       41,604   Government National Mortgage Association, 6.5%, 5/15/31          42,181
       17,153   Government National Mortgage Association, 6.5%, 6/15/17          17,456
       41,982   Government National Mortgage Association, 6.5%, 6/15/28          42,628
       35,989   Government National Mortgage Association, 6.5%, 6/15/28          36,546
        8,845   Government National Mortgage Association, 6.5%, 6/15/29           8,980
       53,899   Government National Mortgage Association, 6.5%, 6/15/31          54,646
       23,962   Government National Mortgage Association, 6.5%, 6/15/32          24,282
       27,099   Government National Mortgage Association, 6.5%, 6/15/32          27,461
       20,732   Government National Mortgage Association, 6.5%, 6/15/32          21,009
       69,674   Government National Mortgage Association, 6.5%, 7/15/31          70,639
       57,788   Government National Mortgage Association, 6.5%, 7/15/32          58,559
       62,380   Government National Mortgage Association, 6.5%, 9/15/31          63,244
       24,351   Government National Mortgage Association, 6.5%, 9/20/31          24,597
       12,508   Government National Mortgage Association, 7.0%, 1/15/26          12,916
       21,530   Government National Mortgage Association, 7.0%, 1/15/29          22,218
       39,463   Government National Mortgage Association, 7.0%, 11/15/28         40,714
       37,347   Government National Mortgage Association, 7.0%, 11/15/30         38,541
        4,798   Government National Mortgage Association, 7.0%, 12/15/30          4,952
       47,578   Government National Mortgage Association, 7.0%, 2/15/28          49,087
       17,947   Government National Mortgage Association, 7.0%, 2/15/31          18,516
        5,160   Government National Mortgage Association, 7.0%, 3/15/28           5,324
       17,904   Government National Mortgage Association, 7.0%, 4/15/28          18,472
       16,276   Government National Mortgage Association, 7.0%, 5/15/31          16,793
      106,445   Government National Mortgage Association, 7.0%, 5/15/32         109,807
       26,551   Government National Mortgage Association, 7.0%, 6/15/29          27,400
       37,494   Government National Mortgage Association, 7.0%, 7/15/26          38,718
       26,802   Government National Mortgage Association, 7.0%, 7/15/29          27,658
        7,909   Government National Mortgage Association, 7.0%, 7/15/29           8,162
       19,480   Government National Mortgage Association, 7.0%, 8/15/31          20,098

The accompanying notes are an integral part of these financial statements.     9

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

  Principal
     Amount                                                                        Value
             U.S. Government Agency Obligations (Cont.)
 $   13,546  Government National Mortgage Association, 7.0%, 9/15/27        $    13,993
     13,083  Government National Mortgage Association, 7.5%, 1/15/31             13,674
      2,325  Government National Mortgage Association, 7.5%, 1/15/32              2,430
      6,888  Government National Mortgage Association, 7.5%, 10/15/22             7,197
     22,982  Government National Mortgage Association, 7.5%, 10/15/29            24,036
     30,875  Government National Mortgage Association, 7.5%, 11/15/29            32,291
      1,771  Government National Mortgage Association, 7.5%, 6/15/23              1,852
      1,316  Government National Mortgage Association, 7.5%, 8/15/23              1,376
          2  Government National Mortgage Association, 7.5%, 8/15/29                  2
      1,751  Government National Mortgage Association, 7.5%, 8/15/29              1,832
      5,523  Government National Mortgage Association, 7.5%, 8/20/27              5,748
      2,025  Government National Mortgage Association, 8.0%, 8/20/25              2,139
     96,307  Government National Mortgage Association I, 6.0%, 2/15/29           95,771
    293,283  Government National Mortgage Association II, 5.0%, 12/20/18        283,951
    157,335  Government National Mortgage Association II, 5.5%, 11/20/34        151,996
    322,566  Government National Mortgage Association II, 5.5%, 2/20/34         311,621
    334,588  Government National Mortgage Association II, 5.5%, 7/20/19         329,660
    170,917  Government National Mortgage Association II, 6.0%, 11/20/33        169,348
     46,057  Government National Mortgage Association II, 6.0%, 12/20/18         46,278
    118,218  Government National Mortgage Association II, 6.0%, 7/20/19         118,752
     25,413  Government National Mortgage Association II, 6.5%, 8/20/28          25,708
     12,071  Government National Mortgage Association II, 7.0%, 1/20/31          12,371
     65,348  Government National Mortgage Association II, 7.0%, 2/20/29          66,987
     34,120  Government National Mortgage Association II, 7.0%, 5/20/26          34,999
     12,000  Tennessee Valley Authority, Floating Rate Note, 6/1/28             267,720
  1,850,000  U.S. Treasury Bonds, 5.125%, 5/15/16                             1,847,832
    850,000  U.S. Treasury Bonds, 4.0%, 2/15/14                                 789,636
  2,050,000  U.S. Treasury Bonds, 6.25%, 8/15/23                              2,260,927
    400,000  U.S. Treasury Bonds, 7.25%, 5/15/16                                463,156
    825,000  U.S. Treasury Notes, 4.0%, 11/15/12                                775,436
    870,000  U.S. Treasury Notes, 4.25%, 11/15/14                               818,208
    300,000  U.S. Treasury Notes, 4.25%, 8/15/15                                280,699
    100,000  U.S. Treasury Notes, 4.5%, 2/15/16                                  95,141
    250,000  U.S. Treasury Notes, 4.5%, 11/15/15                                238,125
    475,000  U.S. Treasury Notes, 4.75%, 5/15/14                                463,366
    200,000  U.S. Treasury Notes, 5.0%, 2/15/11                                 199,506
  1,150,000  U.S. Treasury Notes, 6.375%, 8/15/27                             1,305,340
  1,350,000  U.S. Treasury Notes, 6.5%, 2/15/10                               1,410,487
    207,130  U.S. Treasury Inflation Notes, 1.875%, 7/15/15                     196,539
  3,006,372  U.S. Treasury Inflation Protected Security, 3.375%, 1/15/12      3,149,175
                                                                            -----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
             (Cost $40,065,748)                                             $38,912,937
                                                                            -----------
             TOTAL INVESTMENT IN SECURITIES - 98.0%
             (Cost $41,006,505)                                             $39,817,811
                                                                            -----------
             OTHER ASSETS AND LIABILITIES - 2.0%                            $   813,169
                                                                            -----------
             TOTAL NET ASSETS - 100.0%                                      $40,630,980
                                                                            ===========



10    The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            Six Months
                                                                              Ended         Year        Year       5/1/03(a)
                                                                             6/30/06        Ended       Ended         to
Class II                                                                   (unaudited)    12/31/05    12/31/04     12/31/03
Net asset value, beginning of period                                         $  9.85       $ 10.12     $ 10.37      $10.57
                                                                             -------       -------     -------      ------
Increase (decrease) from investment operations:
 Net investment income                                                       $  0.18       $  0.39     $  0.41      $ 0.21
 Net realized and unrealized loss on investments                               (0.29)        (0.21)      (0.11)      (0.15)
                                                                             -------       -------     -------      ------
  Net increase (decrease) from investment operations                         $ (0.11)      $  0.18     $  0.30      $ 0.06
Distributions to shareowners:
 Net investment income                                                         (0.22)        (0.45)      (0.55)      (0.26)
                                                                             -------       -------     -------      ------
Net decrease in net asset value                                              $ (0.33)      $ (0.27)    $ (0.25)     $(0.20)
                                                                             -------       -------     -------      ------
Net asset value, end of period                                               $  9.52       $  9.85     $ 10.12      $10.37
                                                                             =======       =======     =======      ======
Total return*                                                                  (1.16)%        1.76%       3.04%       2.60%(b)
Ratio of net expenses to average net assets                                     1.01%**       1.08%       1.06%       1.01%**
Ratio of net investment income to average net assets                            3.84%**       3.57%       3.29%       2.42%**
Portfolio turnover rate                                                           49%**         23%         37%         34%**
Net assets, end of period (in thousands)                                     $18,041       $21,351     $13,791      $2,637
Ratios with no waiver of management fees and assumption of expenses by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                                   1.01%**       1.08%       1.06%       1.01%**
 Net investment income                                                          3.84%**       3.57%       3.29%       2.42%**

(a)  The Portfolio began offering Class II shares to the public on May 1, 2003
(b)  Not annualized
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


The accompanying notes are an integral part of these financial statements.    11

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (Cost $41,006,505)      $ 39,817,811
 Cash                                                            643,506
 Receivables --
   Investment securities sold                                    454,790
   Fund shares sold                                                1,476
   Dividends, interest and foreign taxes withheld                349,458
 Other                                                             1,511
                                                            ------------
   Total assets                                             $ 41,268,552
                                                            ------------
LIABILITIES:
 Payables --
   Investment securities purchased                          $    493,391
   Fund shares repurchased                                        76,733
 Due to affiliates                                                 8,605
 Accrued expenses                                                 58,843
                                                            ------------
   Total liabilities                                        $    637,572
                                                            ------------
NET ASSETS:
 Paid-in capital                                            $ 43,749,823
 Distributions in excess of net investment income               (458,405)
 Accumulated net realized loss                                (1,471,744)
 Net unrealized loss on investments                           (1,188,694)
                                                            ------------
   Total net assets                                         $ 40,630,980
                                                            ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                               $ 22,589,980
 Shares outstanding                                            2,375,632
                                                            ------------
   Net asset value per share                                $       9.51
 Class II:
 (No par value, unlimited number of shares authorized)
   Net assets                                               $ 18,041,000
 Shares outstanding                                            1,894,401
                                                            ------------
   Net asset value per share                                $       9.52


12    The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             Six Months
                                                                Ended
                                                               6/30/06
INVESTMENT INCOME:
 Interest                                                   $ 1,009,616
                                                            -----------
  Total investment income                                   $ 1,009,616
                                                            -----------
EXPENSES:
 Management fees                                            $   103,904
 Transfer agent fees and expenses                                 4,996
 Distribution fees (Class II)                                    22,339
 Administrative reimbursements                                    9,474
 Custodian fees                                                   8,511
 Professional fees                                               18,517
 Printing expense                                                 2,954
 Fees and expenses of nonaffiliated trustees                      2,215
 Miscellaneous                                                    6,405
                                                            -----------
  Total expenses                                            $   179,315
                                                            -----------
  Net expenses                                              $   179,315
                                                            -----------
    Net investment income                                   $   830,301
                                                            -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
 Net realized loss from investments                         $  (127,147)
                                                            -----------
 Change in net unrealized loss from investments             $(1,136,024)
                                                            ===========
 Net loss on investments                                    $(1,263,171)
                                                            ===========
 Net decrease in net assets resulting from operations       $  (432,870)
                                                            -----------



The accompanying notes are an integral part of these financial statements.    13

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     Six Months
                                                                                       Ended            Year
                                                                                      6/30/06           Ended
                                                                                    (unaudited)       12/31/05
FROM OPERATIONS:
Net investment income                                                              $   830,301      $ 1,818,811
Net realized loss on investments                                                      (127,147)          (8,670)
Change in net unrealized loss on investments                                        (1,136,024)        (945,559)
                                                                                   -----------      -----------
  Net increase (decrease) in net assets resulting from operations                  $  (432,870)     $   864,582
                                                                                   -----------      -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                           $  (563,165)     $(1,378,835)
 Class II                                                                             (403,021)        (792,466)
                                                                                   -----------      -----------
  Total distributions to shareowners                                               $  (966,186)     $(2,171,301)
                                                                                   -----------      -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                   $ 2,842,982      $11,779,535
Reinvestment of distributions                                                          963,281        2,174,179
Cost of shares repurchased                                                          (8,894,397)      11,661,922)
                                                                                   -----------      -----------
 Net increase (decrease) in net assets resulting from Fund share transactions      $(5,088,134)     $ 2,291,792
                                                                                   -----------      -----------
 Net increase (decrease) in net assets                                             $(6,487,190)     $   985,073
                                                                                   -----------      -----------
NET ASSETS:
Beginning of period                                                                $47,118,170      $46,133,097
                                                                                   -----------      -----------
End of period                                                                      $40,630,980      $47,118,170
                                                                                   ===========      ===========
Distributions in excess of net investment income, end of period                    $  (458,405)     $  (322,520)
                                                                                   ===========      ===========


14    The accompanying notes are an integral part of these financial statements.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer America Income VCT Portfolio (The Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only)
   Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The Portfolio commenced operations on May 1, 2003.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The investment objective of America Income Portfolio is to produce a high level of current income as consistent with preservation of capital.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments.

The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange (NYSE) is

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

   open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of the Portfolio's shares is based on the last sale price on the principal exchange where they traded. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. At June 30, 2006, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Taxes

   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, America Income Trust Portfolio had a net capital loss carryforward of $1,230,915, of which the following amounts will expire between 2008 and 2013 if not utilized: $382,424 in 2008, $435,523 in 2011, $171,643 in 2012 and $241,325 in 2013.

   The Portfolio elected to defer $109,707 in capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ending December 31, 2006.

   The tax character of current year distributions paid will be determined at the end of the fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2005 and the distributions paid during the year ended December 31, 2005 on a tax basis.

--------------------------------------------------------------------------------
                                                                  2005
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                             $ 2,171,301
 Long-Term capital gain/capital loss carryforward                     --
                                                             -----------
                                                             $ 2,171,301
 Return of Capital                                                    --
                                                             -----------
  Total distributions                                        $ 2,171,301
                                                             ===========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                               $     5,442
 Undistributed long-term gain/(capital loss carryforward)     (1,230,915)
 Post-October Loss Deferred                                     (109,707)
 Unrealized appreciation (depreciation)                         (384,607)
                                                             -----------
  Total                                                      $(1,719,787)
                                                             ===========
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, and the tax treatment of amortization on securities purchased at premium.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted-net assets at the beginning of the day. The Portfolio declares as daily dividends substantially all of its respective net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

D. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Portfolio's custodian.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Portfolio's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolios. Management fees are calculated daily at the annual rate of 0.55% of the Portfolio's average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006, $790 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $7,692 in transfer agent fees payable to PIMSS at June 30, 2006.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $123 payable to PFD at June 30, 2006.

Pioneer America Income VCT Portfolio            PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

5. Aggregate Unrealized Appreciation and Depreciation
At June 30, 2006, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

--------------------------------------------------------------------------------------------------
                                                                                         Net
                                                    Gross             Gross         Appreciation/
                                Tax Cost        Appreciation      Depreciation      (Depreciation)
--------------------------------------------------------------------------------------------------
 America Income Portfolio      $41,338,442         $78,166        $(1,598,797)       $(1,520,631)
--------------------------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of U.S. Government obligations for the six months ended June 30, 2006, were $5,484,201 and $10,673,855, respectively.

7. Capital Shares

At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005:

--------------------------------------------------------------------------------------------------
                                       '06 Shares     '06 Shares
America Income Portfolio              (unaudited)    (unaudited)     '05 Shares      '05 Amount
--------------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                              78,094    $   751,072       116,997     $ 1,169,565
 Reinvestment of distributions            58,136        560,266       138,561       1,381,733
 Shares repurchased                     (379,934)    (3,682,011)     (836,177)     (8,331,104)
                                        -----------------------------------------------------
  Net decrease                          (243,704)   $(2,370,673)     (580,619)    $(5,779,806)
                                        =====================================================
 CLASS II:
 Shares sold                             216,051    $ 2,091,910     1,061,522     $10,609,970
 Reinvestment of distributions            41,773        403,015        79,492         792,446
 Shares repurchased                     (530,616)    (5,212,386)     (336,194)     (3,330,818)
                                        -----------------------------------------------------
  Net increase (decrease)               (272,792)   $(2,717,461)      804,820     $ 8,071,598
                                        =====================================================
--------------------------------------------------------------------------------------------------

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Officers                                     Trustees
John F. Cogan, Jr., President                John F. Cogan, Jr., Chairman
Osbert M. Hood, Executive Vice President     David R. Bock
Vincent Nave, Treasurer                      Mary K. Bush
Dorothy E. Bourassa, Secretary               Margaret B.W. Graham
                                             Thomas J. Perna
                                             Marguerite A. Piret
                                             John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.


                                                                   19632-00-0806


                                                            [LOGO]PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST
                               Pioneer Balanced VCT Portfolio -- Class II Shares

                                                               SEMIANNUAL REPORT

                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Balanced VCT Portfolio
  Portfolio and Performance Update                       2
  Comparing Ongoing Portfolio Expenses                   3
  Portfolio Management Discussion                        4
  Schedule of Investments                                6
  Financial Statements                                  14
  Notes to Financial Statements                         18
  Trustees, Officers and Service Providers              22

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                    60.7%
U.S. Government Agency Obligations                    23.6%
U.S. Corporate Bonds                                  10.1%
Temporary Cash Investment                              2.6%
Depositary Receipts for International Stocks           1.2%
Collateralized Mortgage Obligations                    1.0%
Asset Backed Securities                                0.8%

Sector Distribution
(As a percentage of long-term holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

GovernmentObligations                                 24.5%
Financials                                            14.5%
Information Technology                                12.0%
Consumer Staples                                      11.2%
Health Care                                            9.1%
Consumer Discretionary                                 8.6%
Industrials                                            7.7%
Energy                                                 5.8%
Materials                                              5.0%
Telecommunications Services                            1.1%
Utilities                                              0.5%

Five Largest Holdings
(As a percentage of long-term holdings)

1. Berkshire Hathaway, Inc.
    (Class B)                                         3.60%
2. PepsiCo, Inc.                                      3.34
3. CVS Corp.                                          3.30
4. First Data Corp.                                   3.29
5. Microsoft Corp.                                    3.10

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------

Prices and Distributions

                                       6/30/06    12/31/05
Net Asset Value per Share              $ 14.55     $ 14.67

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)          Income         Capital Gains     Capital Gains
                            $ 0.1200       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment
The following chart shows the change in value of an investment made in Pioneer Balanced VCT Portfolio at net asset value, compared to that of the Standard & Poor's (S&P) 500 Index and the Lehman Brothers Aggregate Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA IS A REPRESENTATION OF A LINE CHART IN THE PRINTED MATERIAL]

                                   Lehman Bros.
               Pioneer Balanced     Aggregate
                VCT Portfolio       Bond Index     S&P 500
6/96                10000              10000        10000
6/97                11936              10815        13468
6/98                13537              11955        17532
6/99                13407              12331        21520
6/00                13691              12894        23081
6/01                14120              14342        19660
6/02                12730              15579        16126
6/03                13352              17200        16165
6/04                14523              17255        19253
6/05                14913              18428        20469
6/06                15478              18280        22234

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index is a measure of the U.S. bond market. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years                                              4.47%
5 Years                                               1.85%
1 Year                                                3.79%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000 Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Balanced VCT Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006.

Share Class                                                               II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/06                                    $ 1,000.00
Ending Account Value on 6/30/06                                      $ 1,000.00
Expenses Paid During Period*                                         $     5.75

* Expenses are equal to the Portfolio's annualized expense ratio of 1.16% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Balanced VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006.

Share Class                                                               II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/06                                    $ 1,000.00
Ending Account Value on 6/30/06                                      $ 1,019.04
Expenses Paid During Period*                                         $     5.81

* Expenses are equal to the Portfolio's annualized expense ratio of 1.16% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

The economy grew at a healthy pace during the first six months of 2006, although some early signs emerged to indicate the rate of economic growth might be slowing. Stocks generally delivered modest returns over the six months, despite slumping in May and June on worries that the Federal Reserve might raise interest rates further than had been anticipated and hold back economic growth. Small- and mid-cap stocks continued to outperform large-caps, and benchmarks for value stocks recorded higher gains than growth stock indexes. In the fixed income market, interest rates across the yield curve - among securities of all maturities - rose, and bond prices generally declined. Shorter duration strategies tended to produce better returns than long-duration strategies, especially in high-grade securities. High-yield, below-investment grade bonds outperformed higher- quality securities early in the year, but slumped along with stocks in the final two months. In the following interview, Timothy Mulrenan, who is responsible for the equity portfolio of Pioneer Balanced VCT Portfolio, and Richard Schlanger, who is responsible for the Portfolio's fixed-income management, discuss the factors that influenced the Portfolio's performance over the six months ending June 30, 2006.

Q.   How did the Portfolio perform during the first half of 2006?

A. Class II shares of Pioneer Balanced VCT Portfolio had a flat return of 0.00% at net asset value, during the six months ending June 30, 2006. Over the same time period, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index returned 2.71% and -0.72%, respectively. During the same six months, the average return of the 114 funds in Lipper's Mixed-Asset Target Allocation Growth Variable Annuity category was 2.14%.

     Call 1-800-688-9915 or visit www.pioneerinvestmentscom for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What were the Portolio's principal investment strategies during the six months?

A. We maintained a slight overweighting in equities, which comprised about 63% of assets on June 30, 2006, compared to a typical allocation of 60%. Within the equity portfolio, we maintained our focus on large-cap, consistent growth companies. This emphasis, however, did not help performance as value stocks and small-company stocks outperformed the stable growth companies that we believed offered the most attractive relative values.

     We made no major sector changes among our equity investments, although we modestly reduced our overweight in energy companies. While we still are impressed by the long-term prospects for the energy sector, we thought near-term growth may begin to slow. We were overweighted in consumer staples and, to a lesser extent, in information technology and health care. We were underweighted in financials, especially banks, because of the vulnerability of their earnings margins as the difference between interest rates of short-term and long-term securities flattens. Moreover, we believe some banks may need to add to their reserves against loan losses.

     We added to our information technology positions when we invested in Corning, a leader in producing flat-screen panels for televisions and computer monitors. In media, we sold shares of CBS because of concerns that growth in traditional media would slow. At the same time, we invested in cable company Comcast. We also reduced our position in the U.K.-based Vodafone, a major telecommunications service provider, because of our concerns about competitive pressure in Europe.

     We made no significant changes in our fixed income strategy during the six months, although duration - or sensitivity to interest rate changes - increased somewhat, partly because of the natural lengthening of duration in mortgage securities as mortgage prepayment rates declined. The portfolio's duration was 4.88 years on June 30, 2006. We invested opportunistically, buying bonds of Sevan Marine, a Norwegian oil field services company, partly because we favored the prospects of the Norwegian currency, the Krone. We also invested in collateralized mortgage obligations. As we did this, we sold bonds of Bausch & Lomb, the eye products company, and of Sunsage, a Korean auto parts company. We also slightly upgraded the overall credit quality of the portfolio. On June 30, average credit quality was AA-, with 69.6% of fixed income assets invested in AAA or the equivalent, while just 9.7% of fixed income assets were invested in high-yield corporates.

A Word About Risk:

When interest rates rise, the prices of fixed income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-Backed securities are also subject to pre-payments. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q.   What types of equity investments most influenced performance?

A. Among our stock positions, pharmacy chain CVS was a particularly strong performer. The company's sales and profit growth exceeded expectations as the company continued to execute its strategy of buying underperforming assets and increasing their profitability. Cable company Comcast, in which we invested when its stock price was low, succeeded in taking more market share of household expenditures by offering television, Internet and telephone service.

     Several information technology investments also helped, including Cisco, Hewlett-Packard and First Data, all of which gained while other tech stocks were declining. The Portfolio's performance was helped because we had very limited exposure to the poor-performing semiconductor industry.

     Several health-care investments held back results, including biotechnology leader Amgen and generic pharmaceutical manufacturer Teva. Investors were concerned about a patent dispute over rights to an anemia drug in which Amgen is involved, while Teva declined after reporting disappointing earnings. We have retained both positions. Also detracting from performance was Wrigley, which lowered its earnings forecasts because of investments in new marketing initiatives. We also continue to hold the position in Wrigley, which has a very attractive franchise.

Q.   What types of fixed income investments most influenced performance?

A. Our relatively short maturity helped in a rising interest rate environment, as did the quality emphasis. In addition, our overweights in mortgage securities helped support results during the period.

     Holding back results were our positions in some long duration assets, which were vulnerable to price losses as long-term interest rates rose. We had no major credit problems.

Q.   What is your investment outlook?

A. We anticipate that economic growth will slow in the coming months. The U.S. Federal Reserve Board probably is near the end of its cycle of interest-rate hikes, but other major central banks may continue to raise rates. One consequence could be a further weakening of the U.S. dollar versus other currencies. One positive for fixed income markets is that there still is a lot of liquidity in world markets, which should guard against any dramatic increase in long-term interest rates. Returns of between 5% and 51/2% are still very attractive to foreign investors.

     We expect continued volatility in the domestic equity market over the next several months against a backdrop of a slowing economy, high energy prices, high interest rates and the current slowdown in residential real estate. As a consequence, we believe investors' expectations for corporate profit growth probably needs to be softened. Offsetting these negative influences, however, is the widespread expectation that the Federal Reserve will stop raising interest rates soon. In addition, stock price increases over the past two years have not kept pace with increases in profits. As a consequence, current stock prices, as reflected in price/earnings ratios, are reasonable and may provide some downside protection in a volatile environment. The stock market over the past two years has not distinguished between cyclical profits and consistent profits. As a result, we believe that higher-quality growth stocks of companies with good earnings, high returns on equity and high reinvestment rates should perform well. These companies, which we have been emphasizing, are trading at valuations that we do not believe reflect their potential.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

Shares                                                        Value
          COMMON STOCKS - 63.1%
          Energy - 4.9%
          Integrated Oil & Gas - 1.1%
 6,700    Exxon Mobil Corp.                             $   411,045
                                                        -----------
          Oil & Gas Drilling - 1.4%
12,300    ENSCO International, Inc.                     $   566,046
                                                        -----------
          Oil & Gas Equipment & Services - 2.0%
12,598    National-Oilwell Varco, Inc.*                 $   797,705
                                                        -----------
          Oil & Gas Exploration & Production - 0.4%
 2,700    Encana Corp.(a)                               $   142,128
                                                        -----------
          Total Energy                                  $ 1,916,924
                                                        -----------
          Materials - 3.8%
          Gold - 1.4%
10,000    Newmont Mining Corp.                          $   529,300
                                                        -----------
          Industrial Gases - 2.4%
17,400    Praxair, Inc.                                 $   939,600
                                                        -----------
          Total Materials                               $ 1,468,900
                                                        -----------
          Capital Goods - 4.4%
          Aerospace & Defense - 2.6%
16,000    Northrop Grumman Corp.                        $ 1,024,960
                                                        -----------
          Industrial Conglomerates - 1.8%
 8,500    3M Co.                                        $   686,545
                                                        -----------
          Total Capital Goods                           $ 1,711,505
                                                        -----------
          Commercial Services & Supplies - 0.4%
          Diversified Commercial Services - 0.4%
 3,600    Cintas Corp.*(a)                              $   143,136
                                                        -----------
          Total Commercial
          Services & Supplies                           $   143,136
                                                        -----------
          Transportation - 2.4%
          Air Freight & Couriers - 2.4%
11,200    United Parcel Service                         $   922,096
                                                        -----------
          Total Transportation                          $   922,096
                                                        -----------
          Consumer Durables & Apparel - 1.4%
          Apparel, Accessories & Luxury Goods - 1.4%
14,600    Liz Claiborne, Inc.                           $   541,076
                                                        -----------
          Total Consumer Durables & Apparel             $   541,076
                                                        -----------
          Media - 3.5%
          Broadcasting & Cable Television - 2.1%
25,100    Comcast Corp.*                                $   822,778
                                                        -----------
          Movies & Entertainment - 1.4%
14,659    Viacom, Inc. (Class B)                        $   525,379
                                                        -----------
          Total Media                                   $ 1,348,157
                                                        -----------

Shares                                                        Value
          Retailing - 1.5%
          Apparel Retail - 1.5%
20,500    Ross Stores, Inc.                             $   575,025
                                                        -----------
          Total Retailing                               $   575,025
                                                        -----------
          Food & Drug Retailing - 3.5%
          Drug Retail - 3.3%
42,100    CVS Corp.                                     $ 1,292,470
                                                        -----------
          Hypermarkets & Supercenters - 0.2%
 1,600    Wal-Mart Stores, Inc.                         $    77,072
                                                        -----------
          Total Food & Drug Retailing                   $ 1,369,542
                                                        -----------
          Food, Beverage & Tobacco - 6.6%
          Brewers - 0.6%
 5,100    Anheuser-Busch Companies, Inc.(a)             $   232,509
                                                        -----------
          Packaged Foods & Meats - 1.5%
13,375    William Wrigley Jr. Co.                       $   606,690
                                                        -----------
          Soft Drinks - 4.5%
10,000    Coca-Cola Co.                                 $   430,200
21,700    PepsiCo, Inc.                                   1,302,868
                                                        -----------
                                                        $ 1,733,068
                                                        -----------
          Total Food, Beverage & Tobacco                $ 2,572,267
                                                        -----------
          Household & Personal Products - 0.9%
          Personal Products - 0.9%
 9,300    Estee Lauder Co.*                             $   359,631
                                                        -----------
          Total Household &
          Personal Products                             $   359,631
                                                        -----------
          Health Care Equipment & Services - 2.0%
          Health Care Distributors - 1.1%
 6,400    Cardinal Health, Inc.                         $   411,712
                                                        -----------
          Health Care Equipment - 0.9%
11,100    Biomet, Inc.                                  $   347,319
                                                        -----------
          Total Health Care Equipment &
          Services                                      $   759,031
                                                        -----------
          Pharmaceuticals & Biotechnology - 6.5%
          Biotechnology - 1.9%
11,616    Amgen, Inc.*                                  $   757,712
                                                        -----------
          Pharmaceuticals - 4.6%
 4,000    Eli Lilly & Co.                               $   221,080
20,788    Pfizer, Inc.                                      487,894
10,069    Teva Pharmaceutical Industries, Ltd.(a)           318,080
16,900    Wyeth                                             750,529
                                                        -----------
                                                        $ 1,777,583
                                                        -----------
          Total Pharmaceuticals &
          Biotechnology                                 $ 2,535,295
                                                        -----------

6 The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                        Value
          Diversified Financials - 5.1%
          Asset Management & Custody Banks - 1.3%
15,900    The Bank of New York Co., Inc.                $   511,980
                                                        -----------
          Consumer Finance - 1.7%
13,100    American Express Co.                          $   697,182
                                                        -----------
          Investment Banking & Brokerage - 0.5%
 2,900    Merrill Lynch & Co., Inc.                     $   201,724
                                                        -----------
          Other Diversified Finance Services - 1.4%
11,900    Bank of America Corp.                         $   572,390
                                                        -----------
          Total Diversified Financials                  $ 1,983,276
                                                        -----------
          Insurance - 4.6%
          Property & Casualty Insurance - 4.6%
   465    Berkshire Hathaway, Inc. (Class B)*           $ 1,414,995
14,800    Progressive Corp.                                 380,508
                                                        -----------
                                                        $ 1,795,503
                                                        -----------
          Total Insurance                               $ 1,795,503
                                                        -----------
          Software & Services - 6.4%
          Data Processing & Outsourced Services - 3.3%
28,600    First Data Corp.                              $ 1,288,144
                                                        -----------
          Systems Software - 3.1%
52,000    Microsoft Corp.                               $ 1,211,600
                                                        -----------
          Total Software & Services                     $ 2,499,744
                                                        -----------

Shares                                                        Value
          Technology Hardware & Equipment - 4.2%
          Communications Equipment - 2.8%
21,900    Cisco Systems, Inc.*                          $   427,707
 9,500    Corning, Inc.*                                    229,805
10,900    Qualcomm, Inc.                                    436,763
                                                        -----------
                                                        $ 1,094,275
                                                        -----------
          Computer Hardware - 1.4%
16,922    Hewlett-Packard Co.                           $   536,089
                                                        -----------
          Total Technology
          Hardware & Equipment                          $ 1,630,364
                                                        -----------
          Semiconductors - 0.3%
          Semiconductors - 0.3%
 7,800    Intel Corp.                                   $   147,810
                                                        -----------
          Total Semiconductors                          $   147,810
                                                        -----------
          Telecommunication Services - 0.4%
          Wireless Telecommunication Services - 0.4%
 7,800    Vodafone Group Plc (A.D.R.)                   $   166,140
                                                        -----------
          Total Telecommunication Services              $   166,140
                                                        -----------
          TOTAL COMMON STOCKS
          (Cost $20,621,774)                            $24,445,422
                                                        -----------

The accompanying notes are an integral part of these financial statements. 7

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

 Principal    S&P/Moody's
    Amount        Ratings
    USD($)    (unaudited)                                                                         Value
                             ASSET BACKED SECURITIES - 0.8%
                             Diversified Financials - 0.4%
                             Other Diversified Finance Services - 0.4%
    72,624    BBB-/Baa2      PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)        $   72,612
    81,192    BBB/Baa2       Power Receivables Finance, 6.29%, 1/1/12 (144A)                     80,881
                                                                                             ----------
                                                                                             $  153,493
                                                                                             ----------
                             Total Diversified Financials                                    $  153,493
                                                                                             ----------
                             Utilities - 0.4%
                             Electric Utilities - 0.4%
    82,600    BBB-/Baa3      FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)             $   84,431
    59,400    BB-/Ba2        FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)                     59,326
                                                                                             ----------
                                                                                             $  143,757
                                                                                             ----------
                             Total Utilities                                                 $  143,757
                                                                                             ----------
                             TOTAL ASSET BACKED SECURITIES
                             (Cost $300,274)                                                 $  297,250
                                                                                             ----------
                             COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
                             Diversified Financials - 0.2%
                             Diversified Financial Services - 0.2%
    25,000    NR/Ba1         Global Signal, 7.036%, 2/15/36 (144A)                           $   24,966
    50,000    NR/Ba2         Tower 2004-2A F, 6.376%, 12/15/14                                   49,111
                                                                                             ----------
                                                                                             $   74,077
                                                                                             ----------
                             Total Diversified Financials                                    $   74,077
                                                                                             ----------
                             Government - 0.9%
                             Government - 0.9%
   250,000    AAA/Aaa        Fannie Mae Benchmark Remic, 6.0%, 6/25/16                       $  249,141
    98,503    AAA/Aaa        Federal Home Loan Mortgage Corp., 5.875%, 5/15/16                   98,172
                                                                                             ----------
                             Total Government                                                $  347,313
                                                                                             ----------
                             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                             (Cost $422,379)                                                 $  421,390
                                                                                             ----------
                             CORPORATE BONDS - 10.2%
                             Energy - 0.8%
                             Integrated Oil & Gas - 0.1%
    40,000    A-/A3          Occidental Petroleum, 6.75%, 1/15/12                            $   42,087
                                                                                             ----------
                             Oil & Gas Equipment And Services - 0.2%
   500,000    NR/NR          Sevan Marine, 9.0%, 3/31/08                                     $   82,888
                                                                                             ----------
                             Oil & Gas Exploration & Production - 0.3%
   100,000    BBB/NR         Gazprom International SA., 7.201%, 2/1/20 (144A)                $  101,375
                                                                                             ----------
                             Oil & Gas Refining & Marketing - 0.2%
    25,000    BBB/Baa2       Boardwalk Pipelines LLC, 5.5%, 2/1/17                           $   23,583
    50,000    BB-/Ba2        Semco Energy, Inc., 7.125%, 5/15/08                                 49,643
                                                                                             ----------
                                                                                             $   73,226
                                                                                             ----------
                             Total Energy                                                    $  299,576
                                                                                             ----------
                             Materials - 1.2%
                             Aluminum - 0.1%
    50,000    B/B1           Novelis, Inc., 7.25%, 2/15/15                                   $   48,000
                                                                                             ----------

8 The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal    S&P/Moody's
    Amount        Ratings
    USD($)    (unaudited)                                                                         Value
                             Commodity Chemicals - 0.3%
   100,000    BB-/Ba2        Nova Chemicals, Ltd., 6.5%, 1/15/12                             $   92,000
                                                                                             ----------
                             Diversified Metals & Mining - 0.3%
   125,000    BBB-/Baa3      Inco, Ltd., 7.2%, 9/15/32                                       $  127,964
                                                                                             ----------
                             Metal & Glass Containers - 0.1%
    40,000    BBB/Baa2       Tenneco Packaging, 8.125%, 6/15/17                              $   44,151
                                                                                             ----------
                             Paper Products - 0.4%
    50,000    B+/B1          Abitibi-Consolidated, Inc., 6.95%, 4/1/08                       $   48,438
   100,000    B-/B3          MDP Acquisitions, 9.625%, 10/1/12                                  103,000
                                                                                             ----------
                                                                                             $  151,438
                                                                                             ----------
                             Total Materials                                                 $  463,553
                                                                                             ----------
                             Capital Goods - 0.5%
                             Electrical Component & Equipment - 0.1%
    25,000    NR/WD          Orcal Geothermal, 6.21%, 12/30/20 (144A)                        $   24,338
                                                                                             ----------
                             Industrial Conglomerates - 0.2%
    55,000    AAA/Aaa        General Electric Capital Corp., 6.125%, 2/22/11                 $   56,034
    30,000    AAA/Aaa        General Electric Capital Corp., 6.75%, 3/15/32                      32,023
                                                                                             ----------
                                                                                             $   88,057
                                                                                             ----------
                             Trading Companies & Distributors - 0.2%
   100,000    BBB-/Baa3      Glencore Funding LLC, 6.0%, 4/15/14 (144A)                      $   91,329
                                                                                             ----------
                             Total Capital Goods                                             $  203,724
                                                                                             ----------
                             Automobiles & Components - 0.5%
                             Automobile Manufacturers - 0.5%
   200,000    B-/Caa1        General Motors, 7.2%, 1/15/11(a)                                $  177,000
                                                                                             ----------
                             Total Automobiles & Components                                  $  177,000
                                                                                             ----------
                             Consumer Durables & Apparel - 0.1%
                             Home Furnishings - 0.1%
    30,000    BBB-/Baa3      Mohawk Industries, Inc., 6.125%, 1/15/16                        $   28,921
                                                                                             ----------
                             Total Consumer Durables & Apparel                               $   28,921
                                                                                             ----------
                             Consumer Services - 0.1%
                             Hotels, Resorts & Cruise Lines - 0.1%
    50,000    BBB-/Ba1       Royal Caribbean Cruises, 7.25%, 6/15/16                         $   49,513
                                                                                             ----------
                             Total Consumer Services                                         $   49,513
                                                                                             ----------
                             Media - 1.4%
                             Broadcasting & Cable Television - 0.9%
   250,000    BBB+/Baa2      Comcast Cable Corp., 7.125%, 6/15/13                            $  261,883
   100,000    BBB-/Baa3      Cox Communications, 7.125%, 10/1/12                                103,432
                                                                                             ----------
                                                                                             $  365,315
                                                                                             ----------
                             Publishing - 0.5%
   170,000    BBB/Baa2       News America, Inc., 7.3%, 4/30/28                               $  172,389
                                                                                             ----------
                             Total Media                                                     $  537,704
                                                                                             ----------

The accompanying notes are an integral part of these financial statements. 9

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

 Principal    S&P/Moody's
    Amount        Ratings
    USD($)    (unaudited)                                                                         Value
                             Retailing - 0.1%
                             Specialty Stores - 0.1%
    50,000    BBB-/Baa3      Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/15            $   48,578
                                                                                             ----------
                             Total Retailing                                                 $   48,578
                                                                                             ----------
                             Health Care Equipment & Services - 0.5%
                             Health Care Facilities - 0.5%
  2 00,000    BB+/Ba2        HCA, Inc., 6.3%, 10/1/12                                        $  188,104
                                                                                             ----------
                             Total Health Care Equipment & Services                          $  188,104
                                                                                             ----------
                             Banks - 0.3%
                             Diversified Banks - 0.3%
    50,000    AAA/Aaa        KFW-Kredit Wiederaufbau, 2.75%, 5/8/07                          $   48,841
    75,000    AA-/Aa2        National Westminster, 7.375%, 10/1/09                               79,415
                                                                                             ----------
                                                                                             $  128,256
                                                                                             ----------
                             Total Banks                                                     $  128,256
                                                                                             ----------
                             Diversified Financials - 0.6%
                             Consumer Finance - 0.2%
  1 00,000    A/A2           SLM Corp., Floating Rate Note, 7/25/14                          $   91,376
                                                                                             ----------
                             Investment Banking & Brokerage - 0.2%
    75,000    B+/Ba2         E*Trade Financial Corp., 8.0%, 6/15/11                          $   76,500
                                                                                             ----------
                             Diversified Financial Services - 0.2%
  1 00,000    A-/Baa3        Brascan Corp., 5.75%, 3/1/10                                    $   99,375
                                                                                             ----------
                             Total Diversified Financials                                    $  267,251
                                                                                             ----------
                             Insurance - 1.4%
                             Life & Health Insurance - 0.3%
  1 00,000    BB+/Ba1        Provident Co., Inc., 7.0%, 7/15/18                              $   96,548
                                                                                             ----------
                             Multi-Line Insurance - 0.1%
    50,000    A/Baa1         Loew Corp., 5.25%, 3/15/16                                      $   46,264
                                                                                             ----------
                             Property & Casualty Insurance - 0.6%
    85,000    BBB-/NR        Kingsway America, Inc., 7.5%, 2/1/14                            $   84,166
  1 50,000    BB+/Baa3       Ohio Casualty Corp., 7.3%, 6/15/14                                 151,712
                                                                                             ----------
                                                                                             $  235,878
                                                                                             ----------
                             Reinsurance - 0.4%
  1 00,000    BBB-/Baa3      Odyssey Re Holdings, 7.65%, 11/1/13                             $   96,081
    50,000    BBB/NA         Platinum Underwriters HD, 7.50%, 6/1/17                             49,050
                                                                                             ----------
                                                                                             $  145,131
                                                                                             ----------
                             Total Insurance                                                 $  523,821
                                                                                             ----------
                             Real Estate - 1.1%
                             Real Estate Investment Trusts - 1.1%
  1 00,000    BBB-/Baa3      Colonial Reality LP, 6.15%, 4/15/13                             $   98,537
  1 00,000    BBB-/Baa3      Health Care Real Estate Investment Trust, Inc., 6.2%, 6/1/16        97,145
  1 07,000    BB/Ba2         Host Marriott LP, 6.375%, 3/15/15                                  100,580
    75,000    B+/B1          Trustreet Properties Inc., 7.5%, 4/1/15                             73,875
    50,000    BB+/Ba2        Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)                  50,000
                                                                                             ----------
                                                                                             $  420,137
                                                                                             ----------
                             Total Real Estate                                               $  420,137
                                                                                             ----------

10 The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal    S&P/Moody's
    Amount        Ratings
    USD($)    (unaudited)                                                                         Value
                             Technology Hardware & Equipment - 0.7%
                             Computer Hardware - 0.7%
   250,000    BBB-/Baa3      NCR Corp., 7.125%, 6/15/09                                      $  255,207
                                                                                             ----------
                             Total Technology Hardware & Equipment                           $  255,207
                                                                                             ----------
                             Semiconductors - 0.2%
                             Semiconductors - 0.2%
    85,000    BBB-/Baa3      Chartered Semiconductor, 6.375%, 8/3/15                         $   81,146
                                                                                             ----------
                             Total Semiconductors                                            $   81,146
                                                                                             ----------
                             Telecommunication Services - 0.7%
                             Integrated Telecom Services - 0.6%
   140,000    BBB+/Baa2      Telecom Italia Capital, 4.875%, 10/1/10                         $  133,870
   100,000    BBB+/Baa2      Telecom Italia Capital, 5.25%, 11/15/13                             92,447
                                                                                             ----------
                                                                                             $  226,317
                                                                                             ----------
                             Wireless Telecommunication Services - 0.1%
    30,000    BBB-/Baa3      Embarq Corp., 7.082%, 6/1/16                                    $   29,835
                                                                                             ----------
                             Total Telecommunication Services                                $  256,152
                                                                                             ----------
                             Utilities - 0.1%
                             Electric Utilities - 0.1%
    50,000    BBB+/Baa3      Entergy Gulf States, 5.7%, 6/1/15                               $   47,043
                                                                                              ----------
                             Total Utilities                                                 $   47,043
                                                                                             ----------
                             TOTAL CORPORATE BONDS
                             (Cost $3,982,853)                                               $3,975,686
                                                                                             ----------
                             U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.1%
    92,562                   Federal Home Loan Bank, 5.27%, 12/28/12                         $   91,266
   144,812                   Federal Home Loan Mortgage Corp., 4.5%, 12/1/20                    136,718
   201,589                   Federal Home Loan Mortgage Corp., 5.0%, 5/1/34                     188,869
   317,123                   Federal Home Loan Mortgage Corp., 5.5%, 1/1/34                     305,398
    96,475                   Federal Home Loan Mortgage Corp., 5.5%, 10/1/16                     94,803
   159,426                   Federal Home Loan Mortgage Corp., 5.5%, 12/1/35                    153,227
   129,125                   Federal Home Loan Mortgage Corp., 5.5%, 9/01/17                    126,915
    71,766                   Federal Home Loan Mortgage Corp., 6.0% , 1/1/32                     70,968
   849,489                   Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                     839,534
   216,070                   Federal Home Loan Mortgage Corp., 6.0%, 11/1/33                    213,388
    31,360                   Federal Home Loan Mortgage Corp., 6.0%, 6/1/34                      30,939
     6,962                   Federal Home Loan Mortgage Corp., 6.5%, 11/1/33                      7,050
    16,478                   Federal Home Loan Mortgage Corp., 6.5%, 5/1/09                      16,571
   117,407                   Federal National Mortgage Association, 5.0%, 6/1/34                110,099
   237,021                   Federal National Mortgage Association, 5.5%, 10/1/34               228,263
   172,091                   Federal National Mortgage Association, 5.5%, 11/1/33               166,016
    86,756                   Federal National Mortgage Association, 5.5%, 12/1/34                83,550
   146,258                   Federal National Mortgage Association, 5.5%, 2/1/17                143,813
    65,758                   Federal National Mortgage Association, 5.5%, 3/1/34                 63,329
   171,466                   Federal National Mortgage Association, 5.5%, 4/1/34                165,130
   201,282                   Federal National Mortgage Association, 5.5%, 9/1/34                193,845
    90,212                   Federal National Mortgage Association, 6.0%, 12/1/33                89,067
   350,000                   Federal National Mortgage Association, 6.0%, 7/1/36                344,422
   110,000                   Federal National Mortgage Association, 6.125%, 3/15/12             113,330

The accompanying notes are an integral part of these financial statements. 11

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

 Principal
    Amount
    USD($)                                                                                        Value
                             U.S. Government Agency Obligations (Cont.)
   28,439                    Federal National Mortgage Association, 6.5%, 10/1/32            $   28,691
   13,285                    Federal National Mortgage Association, 6.5%, 10/1/32                13,402
   42,462                    Federal National Mortgage Association, 6.5%, 4/1/29                 43,110
   84,705                    Federal National Mortgage Association, 6.5%, 7/1/32                 85,453
   55,336                    Federal National Mortgage Association, 6.5%, 7/1/32                 55,840
   12,587                    Federal National Mortgage Association, 6.5%, 8/1/13                 12,760
   10,913                    Federal National Mortgage Association, 6.5%, 8/1/14                 11,065
   44,967                    Federal National Mortgage Association, 6.5%, 9/1/32                 45,572
   42,967                    Federal National Mortgage Association, 6.50%, 12/1/21               43,485
   10,000                    Federal National Mortgage Association, 7.125%, 6/15/10              10,581
   17,635                    Federal National Mortgage Association, 9.0%, 4/1/33                 18,626
  250,000                    Freddie Mac, 4.9%, 11/3/08                                         246,095
  150,000                    Freddie Mac 5.75% 01/15/12                                         151,765
  129,026                    Government National Mortgage Association II, 5.5%, 2/20/34         124,648
   44,611                    Government National Mortgage Association II, 6.0%, 10/20/33         44,355
   41,094                    Government National Mortgage Association, 4.5%, 1/15/35             37,739
   88,365                    Government National Mortgage Association, 4.5%, 4/15/35             81,151
  290,389                    Government National Mortgage Association, 5.0%, 10/15/34           274,887
   85,022                    Government National Mortgage Association, 5.0%, 4/15/34             80,562
   39,914                    Government National Mortgage Association, 5.5%, 4/15/2033           38,737
  120,563                    Government National Mortgage Association, 5.5%, 7/15/33            117,006
  189,470                    Government National Mortgage Association, 5.5%, 8/15/19            187,270
  135,536                    Government National Mortgage Association, 5.5%, 8/15/33            131,538
   35,108                    Government National Mortgage Association, 5.5%, 9/15/33             34,093
  152,395                    Government National Mortgage Association, 5.50%, 06/15/33          147,899
  223,293                    Government National Mortgage Association, 6.0%, 8/15/32            221,918
  112,619                    Government National Mortgage Association, 6.0%, 8/15/34            111,839
   54,618                    Government National Mortgage Association, 6.0%, 9/15/32             54,261
  249,666                    Government National Mortgage Association, 6.0%, 9/15/33            247,998
   33,889                    Government National Mortgage Association, 6.5%, 10/15/28            34,413
   48,876                    Government National Mortgage Association, 6.5%, 5/15/33             49,513
   13,434                    Government National Mortgage Association, 7.5%, 9/20/29             13,958
   50,000                    U.S. Treasury Bonds, 4.0%, 2/15/14                                  46,449
  325,000                    U.S. Treasury Bonds, 5.25%, 11/15/28                               323,476
  100,000                    U.S. Treasury Bonds, 6.25%, 8/15/23                                110,289
   28,936                    U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11           30,266
  470,000                    U.S. Treasury Notes, 4.0%, 11/15/12                                441,763
  175,000                    U.S. Treasury Notes, 4.125%, 5/15/15                               162,497
  500,000                    U.S. Treasury Notes, 4.25%, 11/15/14                               470,235
  100,000                    U.S. Treasury Notes, 4.25%, 8/15/15                                 93,566
  300,000                    U.S. Treasury Notes, 4.75%, 11/15/08                               297,317
  200,000                    U.S. Treasury Notes, 4.75%, 5/15/14                                195,102
  130,000                    U.S. Treasury Notes, 5.375%, 2/15/31                               132,245
    5,000                    U.S. Treasury Notes, 5.5%, 8/15/28                                   5,137
  250,000                    U.S. Treasury Notes, 5.625%, 5/15/08                               251,973
                                                                                             ----------
                             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                             Cost $ 9,722,285)                                               $9,337,055
                                                                                             ----------



12 The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                                                         Value
                             TEMPORARY CASH INVESTMENT - 2.6%
                             Security Lending Collateral - 2.6%
 1,028,510                   Securities Lending Investment Fund, 5.16%                       $ 1,028,510
                                                                                             -----------
                             TOTAL TEMPORARY CASH INVESTMENT
                             (Cost $1,028,510)                                               $ 1,028,510
                                                                                             -----------
                             TOTAL INVESTMENT IN SECURITIES - 101.9%
                             (Cost $36,078,075)                                              $39,505,313
                                                                                             -----------
                             OTHER ASSETS AND LIABILITIES - (1.9%)                           $  (739,854)
                                                                                             -----------
                             TOTAL NET ASSETS - 100.0%                                       $38,765,459
                                                                                             ===========

*  Non-income producing security.
(A.D.R) American Depositary Receipt
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2006, the value of these securities amounted to $589,258 or 1.5% of total net assets.
NR  Not Rated by either S&P or Moody's.
(a)  At June 30, 2006, the following securities were out on loan:


    Shares         Security                                        Value
     5,049         Anheuser-Busch Companies, Inc.               $  230,184
     3,554         Cintas Corp.*                                   141,307
     2,673         Encana Corp.                                    140,707
     9,968         Teva Pharmaceutical Industries, Ltd.            314,889
 Principal
    Amount
 $ 198,000         General Motors, 7.2%, 1/15/11                   175,230
                                                                ----------
                   Total                                        $1,002,317
                                                                ==========

The accompanying notes are an integral part of these financial statements. 13

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        Six Months
                                                                           Ended         Year       Year    5/1/03(a)
                                                                          6/30/06       Ended      Ended       to
Class II                                                                (unaudited)    12/31/05   12/31/04  12/31/03
Net asset value, beginning of period                                       $ 14.67      $ 14.38    $ 14.02    $12.67
                                                                           -------      -------    -------    ------
Increase from investment operations:
 Net investment income                                                     $  0.11      $  0.19    $  0.22    $ 0.14
 Net realized and unrealized gain (loss) on investments                      (0.11)        0.34       0.42      1.40
                                                                           -------      -------    -------    ------
  Net increase (decrease) from investment operations                       $    --      $  0.53    $  0.64    $ 1.54
Distributions to shareholders:
 Net investment income                                                       (0.12)       (0.24)     (0.28)    (0.19)
                                                                           -------      -------    -------    ------
 Net increase (decrease) in net asset value                                $ (0.12)     $  0.29    $  0.36    $ 1.35
                                                                           -------      -------    -------    ------
Net asset value, end of period                                             $ 14.55      $ 14.67    $ 14.38    $14.02
                                                                           =======      =======    =======    ======
Total return*                                                                 0.00%        3.73%      4.59%    12.17%(b)
Ratio of net expenses to average net assets+                                  1.16%**      1.19%      1.19%     1.11%**
Ratio of net investment income to average net assets+                         1.53%**      1.37%      1.81%     1.12%**
Portfolio turnover rate                                                         16%**        25%        30%       37%**
Net assets, end of period (in thousands)                                   $13,243      $12,660    $10,452    $3,390
Ratios with no waiver of management fees and assumption of expenses by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                                 1.16%**      1.19%      1.19%     1.11%**
 Net investment income                                                        1.53%**      1.37%      1.81%     1.12%**

(a)  The portfolio began offering Class II shares to the public on May 1, 2003.
(b)  Not annualized
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

14 The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $1,002,317)
  (Cost $36,078,075)                                                                    $ 39,505,313
 Receivables --
   Investment securities sold                                                                500,963
   Fund shares sold                                                                          142,062
   Dividends, interest and foreign taxes withheld                                            138,464
   Forward foreign currency portfolio hedge contracts, open -- net                             2,778
                                                                                        ------------
 Other                                                                                         3,553
                                                                                        ------------
     Total assets                                                                       $ 40,293,133
                                                                                        ------------
LIABILITIES:
 Payables --
   Investment securities purchased                                                      $    343,755
   Fund shares repurchased                                                                    80,310
   Upon return for securities loaned                                                       1,028,510
 Due to bank                                                                                  17,559
 Due to affiliates                                                                             8,591
 Accrued expenses                                                                             48,949
                                                                                        ------------
     Total liabilities                                                                  $  1,527,674
                                                                                        ------------
NET ASSETS:
 Paid-in capital                                                                        $ 38,744,584
 Undistributed net investment loss                                                           (12,371)
 Accumulated net realized loss                                                            (3,396,735)
 Net unrealized gain on:
   Investments                                                                             3,427,238
   Forward foreign currency contracts and other assets and liabilities denominated in          2,743
                                                                                        ------------
   foreign currencies
     Total net assets                                                                   $ 38,765,459
                                                                                        ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                           $ 25,522,157
 Shares outstanding                                                                        1,749,566
                                                                                        ------------
   Net asset value per share                                                            $      14.59
 Class II:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                           $ 13,243,302
 Shares outstanding                                                                          910,098
                                                                                        ------------
   Net asset value per share                                                            $      14.55

The accompanying notes are an integral part of these financial statements. 15

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          Six Months
                                                                                            Ended
                                                                                           6/30/06
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $39)                                         $  160,982
 Interest                                                                                    388,016
 Income on securities loaned, net                                                              1,683
                                                                                          ----------
    Total investment income                                                               $  550,681
                                                                                          ----------
EXPENSES:
 Management fees                                                                          $  132,865
 Transfer agent fees and expenses                                                              4,863
 Distribution fees (Class II)                                                                 16,241
 Administrative reimbursements                                                                 9,490
 Custodian fees                                                                                8,116
 Professional fees                                                                            18,953
 Printing expense                                                                                 13
 Fees and expenses of nonaffiliated trustees                                                   2,258
 Miscellaneous                                                                                 6,163
                                                                                          ----------
    Total expenses                                                                        $  198,962
                                                                                          ----------
    Net expenses                                                                          $  198,962
                                                                                          ----------
      Net investment income                                                               $  351,719
                                                                                          ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
  Investments                                                                             $  680,214
  Forward foreign currency contracts and other assets and liabilities denominated in             (95)
                                                                                          ----------
  foreign currencies
                                                                                          $  680,119
                                                                                          ----------
 Change in net unrealized gain or loss from:
  Investments                                                                             $ (944,644)
  Forward foreign currency contracts and other assets and liabilities denominated in           2,743
                                                                                          ----------
  foreign currencies
                                                                                          $ (941,901)
                                                                                          ----------
 Net loss on investments and foreign currency transactions                                $ (261,782)
                                                                                          ==========
 Net increase decrease in net assets resulting from operations                            $   89,937
                                                                                          ==========

16 The accompanying notes are an integral part of these financial statements.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS  6/30/06
--------------------------------------------------------------------------------

                                                                                           Six Months
                                                                                             Ended         Year
                                                                                            6/30/06       Ended
                                                                                          (unaudited)    12/31/05
FROM OPERATIONS:
Net investment income                                                                     $   351,719   $   704,175
Net realized gain on investments and foreign
 currency transactions                                                                        680,119     1,339,268
Change in net unrealized loss on investments and foreign currency transactions               (941,901)     (318,959)
                                                                                          -----------   -----------
  Net increase in net assets resulting from operations                                    $    89,937   $ 1,724,484
                                                                                          -----------   -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                                  $  (253,793)  $  (588,607)
 Class II                                                                                    (105,572)     (208,623)
                                                                                          -----------   -----------
  Total distributions to shareowners                                                      $  (359,365)  $  (797,230)
                                                                                          -----------   -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                          $ 1,651,171   $ 4,365,660
Reinvestment of distributions                                                                 359,363       797,221
Cost of shares repurchased                                                                 (5,055,963)   (9,774,029)
                                                                                          -----------   -----------
 Net decrease in net assets resulting from Fund share transactions                        $(3,345,429)  $(4,611,148)
                                                                                          -----------   -----------
 Net decrease in net assets                                                               $(3,314,857)  $(3,683,894)
                                                                                          -----------   -----------
NET ASSETS:
Beginning of period                                                                       $42,080,316   $45,764,210
                                                                                          -----------   -----------
End of period                                                                             $38,765,459   $42,080,316
                                                                                          -----------   -----------
Distributions in excess of net investment income, end of period                           $   (12,371)  $    (4,725)
                                                                                          -----------   -----------

The accompanying notes are an integral part of these financial statements. 17

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Balanced VCT Portfolio is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

     Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
     Pioneer Europe VCT Portfolio (Europe Portfolio)
     Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
     Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
     Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
     Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
     Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
     Pioneer Balanced VCT Portfolio (Balanced Portfolio)
     Pioneer High Yield VCT Portfolio (High Yield Portfolio)
     Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
     Pioneer America Income VCT Portfolio (America Income Portfolio)
     Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
     Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
     Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
     Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
     Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
     Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
     Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
     Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
     Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
     Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
     Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
     Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
     Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The Portfolio commenced operations on May 1, 2003.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The investment objectives of Balanced Portfolio are capital growth and current income.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The following is a summary of significant accounting policies consistently followed by the Portfolio, which are in conformity with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of the Portfolio's shares is based on the last sale price on the principal exchange where they traded. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2006, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

     Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/ premiums are accreted/amortized for financial reporting purposes.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B.   Futures Contracts

     The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2006, the portfolio had no open futures contracts.

C.   Taxes

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

     Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Balanced Portfolio had a net capital loss carryforward of $3,999,891, of which the following amounts will expire between 2010 and 2011, if not utilized: $1,409,746 in 2010 and $2,590,145 in 2011.

     The tax character of current year distributions paid will be determined at the end of the fiscal year. The following chart shows the distributions paid during the year ended December 31, 2005 and the components of distributable earnings (accumulated losses) as of December 31, 2005.

--------------------------------------------------------------------------------
                                                                        2005
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                                                      $  797,097
Long-Term capital gain                                                       --
                                                                     ----------
                                                                     $  797,097
Return of Capital                                                            --
                                                                     ----------
 Total distributions                                                 $  797,097
                                                                     ----------
Distributable Earnings (Accumulated Losses):
Undistributed ordinary income                                        $       --
Undistributed long-term gain/(capital loss carryforward)              (3,999,891)
Unrealized appreciation (depreciation)                                4,290,194
                                                                     ----------
 Total                                                               $ (290,303)
                                                                     ==========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts.

D.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $462,503 in commissions on the sale of Trust shares for the year ended June 30, 2006. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted-net assets at the beginning of the day. The Portfolio declares as daily dividends substantially all of its respective net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

E.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Portfolio's custodian.

Pioneer Balanced VCT Portfolio                  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

F.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolios. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006, $941 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $7,560 in transfer agent fees payable to PIMSS at June 30, 2006.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $90 payable to PFD at June 30, 2006.

5. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2006, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

----------------------------------------------------------------------------------------------
                                                                          Net
                                        Gross           Gross        Appreciation/
                        Tax Cost     Appreciation    Depreciation    (Depreciation)
----------------------------------------------------------------------------------------------
Balanced Portfolio    $36,159,763     $4,686,107     $ (1,340,557)     $3,345,550
                      -----------     ----------     ------------      ----------
----------------------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2006, were $2,352,309 and $4,858,625, respectively. The cost of purchase and the proceeds from sales in U.S. Government obligations were $745,225 and $1,000,186, respectively.

7. Capital Shares

At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005:

----------------------------------------------------------------------------------------------
                                    '06 Shares     '06 Amount
Balanced Portfolio                 (unaudited)    (unaudited)     '05 Shares      '05 Amount
----------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                            13,004    $    191,534        30,803    $    441,468
 Reinvestment of distributions          17,277         253,793        40,641         588,607
 Shares repurchased                   (280,761)     (4,188,699)     (522,797)     (7,567,111)
                                      ------------------------------------------------------
 Net decrease                         (250,480)   $ (3,743,372)     (451,353)   $ (6,537,036)
                                      ======================================================
 CLASS II:
 Shares sold                            98,246    $  1,459,637       272,986    $  3,924,192
 Reinvestment of distributions           7,213         105,570        14,431         208,614
 Shares repurchased                    (58,191)       (867,264)     (151,515)     (2,206,918)
                                      ------------------------------------------------------
 Net increase                           47,268    $    697,943       135,902    $  1,925,888
                                      ======================================================
----------------------------------------------------------------------------------------------

[LOGO]PIONEER
      Investments(R)

Pioneer Variable Contracts Trust

Officers                                        Trustees
John F. Cogan, Jr., President                   John F. Cogan, Jr., Chairman
Osbert M. Hood, Executive Vice President        David R. Bock
Vincent Nave, Treasurer                         Mary K. Bush
Dorothy E. Bourassa, Secretary                  Margaret B.W. Graham
                                                Thomas J. Perna
                                                Marguerite A. Piret
                                                John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

[LOGO]PIONEER
      Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

                                                                   19631-00-0806

                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST
                       Pioneer Emerging Markets VCT Portfolio -- Class II Shares

                                                               SEMIANNUAL REPORT
                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Emerging Markets VCT Portfolio

  Portfolio and Performance Update                           2

  Comparing Ongoing Portfolio Expenses                       3

  Portfolio Management Discussion                            4

  Schedule of Investments                                    5

  Financial Statements                                       9

  Notes to Financial Statements                             13

  Trustees, Officers and Service Providers                  18

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS PIE CHARTS IN THE PRINTED MATERIAL]

Portfolio Diversification                         Geographical Distribution                 Five Largest Holdings
(As a percentage of total investment portfolio)   (As a percentage of equity holdings)      (As a percentage of equity holdings)
International Common Stocks  59.5%                South Korea                  18.1%        1. Petrobras Brasileiro (A.D.R.)   4.43%
Depositary Receipts for                           Brazil                       16.9%        2. Gazprom (A.D.R.)                3.31
  International Stocks       27.1%                South Africa                 11.7%        3. Lukoil Holding (A.D.R.)         2.27
U.S. Common Stocks            7.7%                Russia                        9.6%        4. Kookmin Bank (A.D.R.)           1.88
Temporary Cash Investment     3.2%                Taiwan                        8.1%        5. Teva Pharmaceutical
International Preferred                           People's Republic of China    7.0%             Industries, Ltd.              1.84
  Stocks                      2.5%                India                         3.7%       The Portfolio is actively managed, and
                                                  Israel                        3.7%       current holdings may be different.
                                                  Mexico                        3.4%
                                                  Turkey                        2.6%
                                                  Hong Kong                     1.6%
                                                  Philippines                   1.5%
                                                  Malaysia                      1.5%
                                                  Thailand                      1.5%
                                                  Indonesia                     1.5%
                                                  Peru                          1.2%
                                                  Argentina                     1.1%
                                                  Other (individually less
                                                    than 1%                     5.3%

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/06       12/31/05
Net Asset Value per Share     $ 27.29       $ 27.84

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)          Income         Capital Gains     Capital Gains
                            $ 0.1077       $  -              $ 2.7694

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Emerging Markets VCT Portfolio at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

            Pioneer            MSCI
            Emerging          Emerging
           Markets VCT        Markets
            Portfolio          Index
10/98        $10,000          $10,000
6/99         $14,097          $14,930
6/00         $17,239          $16,344
6/01         $11,702          $12,124
6/02         $12,083          $12,282
6/03         $12,916          $13,137
6/04         $16,799          $17,539
6/05         $22,100          $23,659
6/06         $31,490          $32,154

The Morgan Stanley Capital International (MSCI) Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                       16.14%
(10/30/98)
5 Years                             21.89%
1 Year                              42.49%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets VCT Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006.

Share Class                                                            II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/06                                   $ 1,000.00
Ending Account Value on 6/30/06                                     $ 1,090.20
Expenses Paid During Period*                                        $     9.28

* Expenses are equal to the Portfolio's annualized expense ratio of 1.79% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006.

Share Class                                                            II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/06                                   $ 1,000.00
Ending Account Value on 6/30/06                                     $ 1,015.92
Expenses Paid During Period*                                        $     8.95

* Expenses are equal to the Portfolio's annualized expense ratio of 1.79% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

In the following interview, Christopher Smart, Pioneer Emerging Market VCT Portfolio's portfolio manager, discusses the factors that influenced performance during the six months ended June 30, 2006.

Q. How did emerging markets equities perform during the Portfolio's semiannual reporting period?

A. The performance of the emerging markets was essentially flat over the full six months, masking a high level of volatility in the asset class. Returns were very strong in the first four months of the period, during which emerging markets stocks remained supported by improving fundamentals and investors' robust appetite for risk. In May and June, however, the investment backdrop shifted rapidly once it became apparent that rising inflation might force the U.S. Federal Reserve to increase interest rates more than had been expected. The possibility of reduced liquidity and a slower U.S. economy prompted many investors to take profits in the emerging markets, leading to a sharp downturn. While this drop may have been unexpected for many investors, a pullback was inevitable given the strong recent performance of the asset class.

Q.   How did the Portfolio perform?

A. For the six months ended June 30, 2006, Class II shares rose 9.02% at net asset value. We are pleased to report that the Portfolio outpaced both the 7.33% return of the Morgan Stanley Capital International (MSCI) Emerging Markets Index and the 7.09% average return of the 32 portfolios in Lipper's Emerging Markets Funds category.

     Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q.   What factors helped and hurt performance?

A. From a broader standpoint, we believe a key factor behind the Portfolio's strong relative performance is our disciplined approach to investing. We combine top-down country analysis - which is designed to identify the most attractive markets within the asset class - with bottom-up fundamental research that seeks to find companies that are undervalued relative to their growth prospects.

     In terms of specific contributors to performance during the past six months, the Portfolio's return was helped by its above-benchmark weighting in Brazil, where we benefited from rising consumer spending through holdings in companies such as the supermarket chain Lojas Renner. Also helping performance was the Portfolio's higher weighting in South Africa, relative to the benchmark. We have sought to take advantage of two important trends in the country: the growing middle class and rising government spending on infrastructure projects. With respect to the former, we benefited from holdings in Ellerines, a furniture company, and Standard Bank, which has benefited from rapid growth in the demand for loans and savings vehicles.

     The Portfolio's positions in South Korea and Russia also boosted performance. Two Korean stocks were among the Portfolio's leading contributors during the period: the shipbuilding companies Samsung Heavy Industries and Hyundai Heavy Industries. In Russia, rising energy prices boosted shares of the gas giant Gazprom, which has become one of the largest listed companies in the world.

     The Portfolio's holdings in Turkey, which underperformed the broader market by a wide margin, weighed on performance. We remain cautiously optimistic on Turkey, however, since we believe valuations remain reasonable and the country's growth story is intact. The Portfolio also was hurt by below-benchmark weighting in Taiwan, which performed well behind a surprisingly strong rebound in the domestic economy. We did not foresee this recovery taking place as soon as it did and were therefore not fully positioned to take advantage of the rally in Taiwanese equities.

Q.   What is your broad view regarding the emerging markets?

A. We believe the long-term investment story remains very positive despite the recent downturn. Government finances continue to improve, and corporations are adopting increasingly shareholder-friendly management practices. Additionally, the rate of economic growth in the emerging markets is stronger than that of the industrialized nations - at about 6.5% versus 2.5% - yet valuations are less expensive. It should also be noted that the emerging markets asset class makes up just 7% of the total global stock market capitalization despite having 40% of its gross domestic product and 60% of its population. With these factors forming the investment backdrop, we believe the foundation is in place for continued long-term performance of emerging markets equities.


     Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                                                             Value
                   PREFERRED STOCKS - 3.2%
                   Materials - 0.6%
                   Steel - 0.6%
   15,990          Cia Vale Do Rio Doce*                         $   325,724
                                                                 -----------
                   Total Materials                               $   325,724
                                                                 -----------
                   Media - 0.9%
                   Broadcasting & Cable TV - 0.9%
  893,700          Net Servicos de Comunicacao SA*               $   482,992
                                                                 -----------
                   Total Media                                   $   482,992
                                                                 -----------
                   Banks - 1.1%
                   Diversified Banks - 1.1%
   21,330          Banco Itau Holding Financeira                 $   621,702
                                                                 -----------
                   Total Banks                                   $   621,702
                                                                 -----------
                   Telecommunication Services - 0.6%
                   Integrated Telecommunication Services - 0.6%
   27,701          Tele Norte Leste Participacoes (A.D.R.)(a)    $   353,188
                                                                 -----------
                   Total Telecommunication Services              $   353,188
                                                                 -----------
                   TOTAL PREFERRED STOCKS
                   (Cost $1,119,971)                             $ 1,783,606
                                                                 -----------
                   COMMON STOCKS - 96.3%
                   Energy - 20.7%
                   Integrated Oil & Gas - 16.6%
  755,600          China Petroleum & Chemical                    $   432,779
   44,100          Gazprom (A.D.R.)*                               1,859,918
   15,300          Lukoil Holding (A.D.R.)                         1,278,315
    2,900          Mol Magyar Olaj*                                  298,519
   31,200          Petrobras Brasileiro (A.D.R.)                   2,491,008
  710,400          PetroChina Co., Ltd.                              766,170
   45,000          PTT Public Co., Ltd.*                             266,789
   14,600          Repsol SA (A.D.R.)                                409,676
   23,600          Sasol, Ltd. (A.D.R.)*                             911,904
    9,100          Surgutneftegaz (A.D.R.)*(a)                       664,300
                                                                 -----------
                                                                 $ 9,379,378
                                                                 -----------
                   Oil & Gas Equipment & Services - 1.1%
   15,200          TelecomAsia Corp. Public Co., Ltd.*           $   615,448
                                                                 -----------
                   Oil & Gas Exploration & Production - 1.2%
  852,700          Cnooc, Ltd.*                                  $   684,496
   26,600          Reliance Natural Resources, Ltd.*                  11,499
                                                                 -----------
                                                                 $   695,995
                                                                 -----------
                   Oil & Gas Refining & Marketing - 1.8%
   26,000          Polski Koncern Naftowy Orlen SA               $   432,319
   12,300          Reliance Industries, Ltd. (144A)*                 570,720
                                                                 -----------
                                                                 $ 1,003,039
                                                                 -----------
                   Total Energy                                  $11,693,860
                                                                 -----------

   Shares                                                             Value
                   Materials - 11.4%
                   Construction Materials - 1.9%
    2,460          Asia Cement Co., Ltd.*                        $    96,071
  884,900          PT Indocement Tunggal Prakarsa Tbk*               400,662
   91,400          Siam Cement Co., Ltd.                             553,775
                                                                 -----------
                                                                 $ 1,050,508
                                                                 -----------
                   Diversified Metals & Mining - 2.7%
  833,900          Aneka Tambang Tbk*                            $   417,730
    8,400          Freeport-McMoRan Copper & Gold, Inc.
                   (Class B)(a)                                      465,444
    5,100          Norilsk Nickel*                                   663,000
                                                                 -----------
                                                                 $ 1,546,174
                                                                 -----------
                   Gold - 2.9%
   13,500          Anglogold Ashanti, Ltd. (A.D.R.) (a)          $   649,620
   50,200          IAMGOLD Corp.*                                    446,780
1,123,100          Zijin Mining Group Co., Ltd.*                     566,467
                                                                 -----------
                                                                 $ 1,662,867
                                                                 -----------
                   Precious Metals & Minerals - 2.3%
    5,700          Anglo American Platinum Corp., Ltd.           $   598,361
   25,200          Compania de Minas Buenaventura SA*                687,456
                                                                 -----------
                                                                 $ 1,285,817
                                                                 -----------
                   Steel - 1.6%
   42,700          Companhia Vale do Rio Doce (A.D.R.)           $   878,766
                                                                 -----------
                   Total Materials                               $ 6,424,132
                                                                 -----------
                   Capital Goods - 12.8%
                   Aerospace & Defense - 0.9%
   18,200          Elbit Systems, Ltd.                           $   486,581
                                                                 -----------
                   Construction & Engineering - 4.0%
  124,500          Aveng, Ltd.                                   $   377,552
  865,320          Continental Engineering Corp.                     500,152
  162,117          Empressa ICA Sociedad Controladora
                   SA de CV*                                         457,917
    7,700          GS Engineering & Construction Corp.*              496,998
   13,240          Kyeryong Construction Industrial Co., Ltd.*       419,982
                                                                 -----------
                                                                 $ 2,252,601
                                                                 -----------
                   Construction, Farm Machinery &
                   Heavy Trucks - 4.8%
   27,000          Daewoo Heavy Industries &
                   Machinery, Ltd.*                              $   791,883
    8,930          Hyundai Heavy Industries*                       1,003,200
   41,200          Samsung Heavy Industries Co., Ltd.*               948,063
                                                                 -----------
                                                                 $ 2,743,146
                                                                 -----------
                   Industrial Conglomerates - 2.1%
   24,200          Barloworld*                                   $   406,267
   55,000          Keppel Corp.*                                     510,738
   92,153          KOC Holding AS*                                   273,999
                                                                 -----------
                                                                 $ 1,191,004
                                                                 -----------

The accompanying notes are an integral part of these financial statements.   5

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

   Shares                                                             Value
                   Industrial Machinery - 1.0%
 32,500            Doosan Heavy Industries &
                   Construction Co.*                            $   538,325
                                                                -----------
                   Total Capital Goods                          $ 7,211,657
                                                                -----------
                   Transportation - 2.5%
                   Airlines - 0.8%
 13,400            Gol-Linhas Aereas Inteligentes SA*           $   476,604
                                                                -----------
                   Marine - 1.7%
807,300            China Shipping Development Co., Ltd.*        $   586,221
165,800            Malaysia International Shipping Bhd.             347,145
                                                                -----------
                                                                $   933,366
                                                                -----------
                   Total Transportation                         $ 1,409,970
                                                                -----------
                   Automobiles & Components - 1.7%
                   Automobile Manufacturers - 1.7%
 11,100            Hyundai Motor Co., Ltd.*                     $   946,678
                                                                -----------
                   Total Automobiles & Components               $   946,678
                                                                -----------
                   Consumer Durables & Apparel - 2.0%
                   Homebuilding - 0.8%
 28,720            Cyrela Brazil Realty SA                      $   475,593
                                                                -----------
                   Household Appliances - 0.5%
 49,340            Arcelik AS*                                  $   282,178
                                                                -----------
                   Housewares & Specialties - 0.7%
 17,000            Woongjin Coway Co., Ltd.*                    $   371,578
                                                                -----------
                   Total Consumer Durables & Apparel            $ 1,129,349
                                                                -----------
                   Consumer Services - 0.9%
                   Hotels, Resorts & Cruise Lines - 0.9%
 19,400            Indian Hotels Co. Ltd.*                      $   484,941
                                                                -----------
                   Total Consumer Services                      $   484,941
                                                                -----------
                   Media - 2.6%
                   Broadcasting & Cable TV - 2.1%
 29,088            Grupo Televisa SA (A.D.R.)*                  $   561,689
102,800            Television Broadcasts, Ltd.                      636,204
                                                                -----------
                                                                $ 1,197,893
                                                                -----------
                   Publishing - 0.5%
133,716            Hurriyet Gazetecilik ve Matbaacilik AS*      $   272,680
                                                                -----------
                   Total Media                                  $ 1,470,573
                                                                -----------
                   Retailing - 3.3%
                   Apparel Retail - 1.0%
 61,800            Edgars Consolidated Stores, Ltd.*            $   250,044
112,400            Truworths International, Ltd.                    337,624
                                                                -----------
                                                                $   587,668
                                                                -----------
                   Department Stores - 1.7%
  5,800            Hyundai Department Store Co., Ltd.*          $   449,747
 10,000            Lojas Renner SA*                                 537,900
                                                                -----------
                                                                $   987,647
                                                                -----------



   Shares                                                             Value
                   Homefurnishing Retail - 0.6%
 35,400            Ellerine Holdings, Ltd.                      $   318,348
                                                                -----------
                   Total Retailing                              $ 1,893,663
                                                                -----------
                   Food & Drug Retailing - 2.0%
                   Food Retail - 0.7%
185,000            President Chain Store Corp.                  $   406,444
                                                                -----------
                   Hypermarkets & Supercenters - 1.3%
 12,200            Brasil Distr Pao Acu (A.D.R.)*               $   379,908
 48,500            Massmart Holdings, Ltd.                          318,666
                                                                -----------
                                                                $   698,574
                                                                -----------
                   Total Food & Drug Retailing                  $ 1,105,018
                                                                -----------
                   Food, Beverage & Tobacco - 3.4%
                   Packaged Foods & Meats - 1.9%
  5,080            CJ Corp.*                                    $   558,126
 25,200            Tiger Brands, Ltd.*                              506,839
                                                                -----------
                                                                $ 1,064,965
                                                                -----------
                   Soft Drinks - 1.5%
 10,400            Fomento Economico Mexicano SA de CV*         $   870,688
                                                                -----------
                   Total Food, Beverage & Tobacco               $ 1,935,653
                                                                -----------
                   Household & Personal Products - 1.6%
                   Personal Products - 1.6%
 44,650            Natura Cosmeticos SA*                        $   462,401
 14,200            Oriflame Cosmetics SA*                           471,439
                                                                -----------
                                                                $   933,840
                                                                -----------
                   Total Household &
                   Personal Products                            $   933,840
                                                                -----------
                   Pharmaceuticals & Biotechnology - 1.8%
                   Pharmaceuticals - 1.8%
 32,700            Teva Pharmaceutical Industries, Ltd.         $ 1,032,993
                                                                -----------
                   Total Pharmaceuticals &
                   Biotechnology                                $ 1,032,993
                                                                -----------
                   Banks - 10.7%
                   Diversified Banks - 10.3%
 20,332            Banco Bradesco SA(a)                         $   632,122
 23,200            Banco do Brasil SA                               535,607
124,200            Bank Hapoalim, Ltd.                              535,476
295,400            Bumiputra-Commerce Holdings Bhd.*                477,277
 13,110            Hana Financial Holdings*                         618,450
 12,700            Kookmin Bank (A.D.R.)*                         1,054,862
 13,100            Shinhan Financial Group Co., Ltd.*               617,610
 44,549            Standard Bank Group, Ltd.                        477,765
 13,600            State Bank of India                              216,104
 44,325            Turkiye Is Bankasi (Isbank)*                     217,241
  6,262            Uniao de Bancos Brasileiros SA
                   (Unibanco) (G.D.R.) (144A)                       415,734
                                                                -----------
                                                                $ 5,798,248
                                                                -----------

6   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                             Value
                   Thrifts & Mortgage Finance - 0.4%
   21,900          Banco De Oro (G.D.R.) (144A)*                $   256,033
                                                                -----------
                   Total Banks                                  $ 6,054,281
                                                                -----------
                   Diversified Financials - 2.4%
                   Investment Banking & Brokerage - 0.9%
    9,600          Samsung Securities Co., Ltd.*                $   515,121
                                                                -----------
                   Diversified Financial Services - 1.5%
  213,406          FirstRand, Ltd.*                             $   512,248
  388,000          Fubon Group                                      335,351
   26,600          Reliance Capital Ventures*                        14,383
                                                                -----------
                                                                $   861,982
                                                                -----------
                   Total Diversified Financials                 $ 1,377,103
                                                                -----------
                   Insurance - 5.1%
                   Life & Health Insurance - 3.6%
   32,600          Cathay Financial Holding Co., Ltd.,
                   (144A) (G.D.R.)                              $   702,204
  309,800          China Life Insurance Co., Ltd.*                  490,098
  134,500          Ping An Insurance Company of China, Ltd.*        410,010
  226,590          Sanlam, Ltd.*                                    458,499
                                                                -----------
                                                                $ 2,060,811
                                                                -----------
                   Property & Casualty Insurance - 1.5%
  141,734          Aksigorta AS*                                $   390,754
    3,200          Samsung Fire & Marine Insurance*                 428,267
                                                                -----------
                                                                $   819,021
                                                                -----------
                   Total Insurance                              $ 2,879,832
                                                                -----------
                   Real Estate - 0.6%
                   Real Estate Management &
                   Development - 0.6%
1,456,600          Ayala Land, Inc.*                            $   315,109
                                                                -----------
                   Total Real Estate                            $   315,109
                                                                -----------
                   Software & Services - 1.1%
                   IT Consulting & Other Services - 1.1%
    9,532          Infosys Technologies, Ltd.                   $   643,003
                                                                -----------
                   Total Software & Services                    $   643,003
                                                                -----------
                   Technology Hardware & Equipment - 3.2%
                   Computer Hardware - 1.0%
  125,240          ACER Sertek, Inc.                            $   219,858
  212,900          Quanta Computer, Inc.                            341,434
                                                                -----------
                                                                $   561,292
                                                                -----------
                   Computer Storage & Peripherals - 1.0%
   84,000          Asustek Computer, Inc.                       $   205,918
  297,800          LITE-ON IT Corp.                                 348,674
                                                                -----------
                                                                $   554,592
                                                                -----------

   Shares                                                             Value
                   Electronic Manufacturing Services - 1.2%
  109,358          Hon Hai Precision Industry                   $   673,453
                                                                -----------
                   Total Technology Hardware &
                   Equipment                                    $ 1,789,337
                                                                -----------
                   Semiconductors - 0.7%
                   Semiconductors - 0.7%
  229,383          Taiwan Semiconductor Manufacturing Co.       $   413,003
                                                                -----------
                   Total Semiconductors                         $   413,003
                                                                -----------
                   Telecommunication Services - 4.7%
                   Integrated Telecommunication Services - 1.2%
   13,000          Brasil Telecom Participacoes SA*             $   423,410
    7,700          Philippine Long Distance Telephone Co.           266,290
                                                                -----------
                                                                $   689,700
                                                                -----------
                   Wireless Telecommunication Services - 3.5%
   14,600          Mobile Telesystems (A.D.R.)                  $   429,824
   64,600          MTN Group, Ltd.*                                 477,448
   26,600          Reliance Communication Ventures, Ltd.*           145,122
  416,000          Taiwan Mobile Co., Ltd                           414,093
   10,800          Vimpel-Communications (A.D.R.)*                  494,856
                                                                -----------
                                                                $ 1,961,343
                                                                -----------
                   Total Telecommunication Services             $ 2,651,043
                                                                -----------
                   Utilities - 1.1%
                   Electric Utilities - 0.0%
   26,600          Reliance Energy Ventures, Ltd.*              $    19,609
                                                                -----------
                   Gas Utilities - 1.1%
  627,100          Panva Gas Holdings, Ltd.*                    $   286,975
    3,300          Samchully Co., Ltd.*                             338,177
                                                                -----------
                                                                $   625,152
                                                                -----------
                   Total Utilities                              $   644,761
                                                                -----------
                   TOTAL COMMON STOCKS
                   (Cost $38,430,727)                           $54,439,799
                                                                -----------
                   TEMPORARY CASH INVESTMENT - 3.2%
                   Security Lending Collateral - 3.2%
1,829,705          Securities Lending Investment
                   Fund, 5.16%                                  $ 1,829,705
                                                                -----------
                   TOTAL TEMPORARY CASH
                   INVESTMENT
                   (Cost $1,829,705)                            $ 1,829,705
                                                                -----------
                   TOTAL INVESTMENT IN
                   SECURITIES - 102.7%
                   (Cost $41,380,403)(b)                        $58,053,110
                                                                -----------
                   OTHER ASSETS
                   AND LIABILITIES - (2.7)%                     $(1,512,067)
                                                                -----------
                   TOTAL NET ASSETS - 100.0%                    $56,541,043
                                                                ===========

The accompanying notes are an integral part of these financial statements.  7

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

(A.D.R.) American Depositary Receipt.
(G.D.R.) Global Depositary Receipt.
*        Non-income producing security.
(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2006, the value of these securities amounted to $1,944,691 or 3.4% of total net assets.
(a)      At June 30, 2006, the following securities were out on loan:

    Shares   Security                                  Value
13,350       Anglogold Ashanti, Ltd. (A.D.R.)     $  642,402
 2,829       Banco Bradesco SA                        87,954
 8,316       Freeport-McMoRan Copper & Gold,
               Inc. (Class B)                        460,790
 8,639      Surgutneftegaz (A.D.R.) *                630,647
 1,543      Tele Norte Leste Participacoes
              (A.D.R.)                                19,673
                                                  ----------
             Total                                $1,841,466
                                                  ==========

(b) Distributions of investments by country of issue, as a percentage of total equity holdings (excluding temporary cash investments) is as follows:

       South Korea                            18.1%
       Brazil                                 16.9
       South Africa                           11.7
       Russia                                  9.6
       Taiwan                                  8.1
       People's Republic of China              7.0
       India                                   3.7
       Israel                                  3.7
       Mexico                                  3.4
       Turkey                                  2.6
       Hong Kong                               1.6
       Philippines                             1.5
       Malaysia                                1.5
       Thailand                                1.5
       Indonesia                               1.5
       Peru                                    1.2
       Argentina                               1.1
       Other (individually less than 1%)       5.3
                                             -----
                                             100.0%
                                             =====

8   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                        Ended         Year         Year         Year          Year          Year
                                                       6/30/06       Ended        Ended        Ended         Ended         Ended
Class II                                             (unaudited)    12/31/05     12/31/04     12/31/03      12/31/02      12/31/01
Net asset value, beginning of period                  $  27.84      $  20.33    $  17.26      $  10.98      $  11.19     $  12.08
                                                      --------      --------    --------      --------      --------     --------
Increase (decrease) from investment
  operations:
Net investment income                                 $   0.14      $   0.15    $   0.16      $   0.12      $   0.02     $   0.09
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                            2.19          7.46        3.04          6.21         (0.17)       (0.98)
                                                      --------      --------    --------      --------      --------     --------
 Net increase (decrease) from investment
  operations                                          $   2.33      $   7.61    $   3.20      $   6.33      $  (0.15)    $  (0.89)
Distributions to shareowners:
 Net investment income                                   (0.11)        (0.10)      (0.13)        (0.05)        (0.06)           -
 Net realized gain                                       (2.77)            -           -             -             -            -
                                                      --------      --------    --------      --------      --------     --------
Net increase (decrease) in net asset value            $  (0.55)     $   7.51    $   3.07      $   6.28      $  (0.21)    $  (0.89)
                                                      --------      --------    --------      --------      --------     --------
Net asset value, end of period                        $  27.29      $  27.84    $  20.33      $  17.26      $  10.98     $  11.19
                                                      ========      ========    ========      ========      ========     ========
Total return*                                             9.02%        37.60%      18.73%        57.87%        (1.42)%      (7.37)%
Ratio of net expenses to average net assets+              1.79%**       1.97%       1.99%         1.99%         1.99%        1.90%
Ratio of net investment income to average
 net assets+                                              0.88%**       0.70%       0.88%         1.04%         0.28%        1.05%
Portfolio turnover rate                                     49%**         74%         66%           79%          124%         175%
Net assets, end of period (in thousands)              $ 45,304      $ 44,026    $ 30,347      $ 26,537      $  8,852     $  7,861
Ratios with no waiver of management fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                             1.79%**       1.99%       2.11%         2.65%         3.11%        4.12%
 Net investment income (loss)                             0.88%**       0.68%       0.76%         0.38%        (0.84)%      (1.17)%
Ratios with waiver of management fees and
 assumption of expenses by PIM and reduction for
 fees paid indirectly:
 Net expenses                                             1.79%**       1.97%       1.99%         1.99%         1.99%        1.90%
 Net investment income                                    0.88%**       0.70%       0.88%         1.04%         0.28%        1.05%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

The accompanying notes are an integral part of these financial statements.    9

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $1,841,466)
   (Cost $41,380,403)                                                                      $ 58,053,110
 Cash                                                                                            60,692
 Foreign currencies, at value (Cost $86,276)                                                     86,806
 Receivables --
   Investment securities sold                                                                   845,683
   Fund shares sold                                                                              61,490
   Dividends, interest and foreign taxes withheld                                               122,730
 Other                                                                                            7,266
                                                                                           ------------
     Total assets                                                                          $ 59,237,777
                                                                                           ------------
LIABILITIES:
 Payables --
   Investment securities purchased                                                         $    603,268
   Fund shares repurchased                                                                      137,647
   Upon return of securities loaned                                                           1,829,705
   Forward foreign currency settlement contracts, net                                             3,372
 Reserve for repatriation taxes                                                                  36,643
 Due to affiliates                                                                                9,976
 Accrued expenses                                                                                76,123
                                                                                           ------------
     Total liabilities                                                                     $  2,696,734
                                                                                           ------------
NET ASSETS:
 Paid-in capital                                                                           $ 34,171,390
 Undistributed net investment income                                                             83,178
 Accumulated net realized gain on investments                                                 5,647,909
 Net unrealized gain on:
   Investments                                                                               16,636,064
   Forward foreign currency contracts and other assets and liabilities denominated
     in foreign currencies                                                                        2,502
                                                                                           ------------
     Total net assets                                                                      $ 56,541,043
                                                                                           ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                              $ 11,237,015
 Shares outstanding                                                                             408,029
                                                                                           ------------
   Net asset value per share                                                               $      27.54
 Class II:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                              $ 45,304,028
 Shares outstanding                                                                           1,659,941
                                                                                           ------------
   Net asset value per share                                                               $      27.29

10   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       Six Months
                                                                                         Ended
                                                                                        6/30/06
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $72,558)                                 $   785,027
 Interest                                                                                  13,259
 Income on securities loaned, net                                                           6,449
                                                                                      -----------
  Total investment income                                                             $   804,735
                                                                                      -----------
EXPENSES:
 Management fees                                                                      $   346,428
 Transfer agent fees and expenses                                                           4,996
 Distribution fees (Class II)                                                              59,681
 Administrative reimbursements                                                              9,470
 Custodian fees                                                                            57,614
 Professional fees                                                                         36,185
 Printing expense                                                                           2,818
 Fees and expenses of nonaffiliated trustees                                                2,542
 Miscellaneous                                                                              5,641
                                                                                      -----------
  Total expenses                                                                      $   525,375
                                                                                      -----------
  Net expenses                                                                        $   525,375
                                                                                      -----------
    Net investment income                                                             $   279,360
                                                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain from:
 Investments (net of foreign capital gain taxes of $30,901)                           $ 5,740,092
 Forward foreign currency contracts and other assets and liabilities denominated in
  foreign currencies                                                                      (12,762)
                                                                                      -----------
                                                                                      $ 5,727,330
                                                                                      -----------
 Change in net unrealized gain or loss from:
 Investments (net of the change in reserve for repatriation taxes of $15,716)         $(1,415,958)
 Forward foreign currency contracts and other assets and liabilities denominated in
  foreign currencies                                                                         (967)
                                                                                      -----------
                                                                                      $(1,416,925)
                                                                                      -----------
 Net gain on investments and foreign currency transactions                            $ 4,310,405
                                                                                      ===========
 Net increase in net assets resulting from operations                                 $ 4,589,765
                                                                                      ===========

The accompanying notes are an integral part of these financial statements.   11

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              Six Months
                                                                                                Ended              Year
                                                                                               6/30/06             Ended
                                                                                             (unaudited)         12/31/05
FROM OPERATIONS:
Net investment income                                                                       $     279,360     $     332,259
Net realized gain on investments and foreign currency transactions                              5,727,330         7,305,703
Change in net unrealized gain or loss on investments and foreign currency transactions         (1,416,925)        7,390,352
                                                                                            -------------     -------------
  Net increase in net assets resulting from operations                                      $   4,589,765     $  15,028,314
                                                                                            -------------     -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                                    $     (59,203)    $     (50,778)
 Class II                                                                                        (161,771)         (161,235)
Net realized gain
 Class I                                                                                       (1,033,768)               --
 Class II                                                                                      (4,159,777)               --
                                                                                            -------------     -------------
  Total distributions to shareowners                                                        $  (5,414,519)    $    (212,013)
                                                                                            -------------     -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                            $  10,487,956     $  13,210,315
Reinvestment of distributions                                                                   5,414,519           210,764
Cost of shares repurchased                                                                    (13,768,240)      (11,986,023)
                                                                                            -------------     -------------
  Net increase in net assets resulting from Fund share transactions                         $   2,134,235     $   1,435,056
                                                                                            -------------     -------------
  Net increase in net assets                                                                $   1,309,481     $  16,251,357
                                                                                            -------------     -------------
NET ASSETS:
Beginning of period                                                                         $  55,231,562     $  38,980,205
                                                                                            -------------     -------------
End of period                                                                               $  56,541,043     $  55,231,562
                                                                                            =============     =============
Undistributed net investment income, end of period                                          $      83,178     $      24,792
                                                                                            =============     =============

12   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

The Pioneer Emerging Markets Portfolio (the Portfolio) is a Portfolio of the Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only)
   Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The investment objective of Emerging Markets VCT Portfolio is to seek long-term capital growth.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

     they traded. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Portfolios determines their net asset values. Consequently, the Board of Trustees of the Trust has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Portfolios. The Portfolios may also take into consideration other significant events in determining the fair value of these securities.

     At June 30, 2006, there were no fair valued securities except as follows. All securities that trade in foreign markets whose closing prices are as of times prior to the close of the New York Stock Exchange (NYSE) and that are held by Emerging Markets Portfolio are fair valued using vendor-supplied pricing updates for each security to the time of the close of the NYSE. Thus, the Portfolio's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments and securities held by the Portfolio are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

     The Portfolio's investments in emerging markets or countries with limited or developing markets may subject the Portfolio to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Portfolio's investments and income generated by these investments, as well as the Portfolio's ability to repatriate such amounts. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus. Please refer to those documents when considering the Portfolio's risks.

B.   Foreign Currency Translation

     The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Portfolio had no outstanding portfolio or settlement hedges as of June 30, 2006.

D.   Taxes

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2005, no such taxes were paid.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for taxes on capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding year of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of June 30, 2006, the Portfolio had $36,643 in reserves related to taxes on the repatriation of foreign capital gains.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The following chart shows the distributions paid during the year ended December 31, 2005 and the components of distributable earnings (accumulated losses) as of December 31, 2005.

--------------------------------------------------------------------------------
                                                                 2005
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                                                $   212,013
Long-Term capital gain                                                   -
                                                               -----------
                                                               $   212,013
Return of Capital                                                        -
                                                               -----------
  Total distributions                                          $   212,013
                                                               ===========
Distributable Earnings (Accumulated Losses):
Undistributed ordinary income                                  $   220,926
Undistributed long-term gain/(capital loss carryforward)         5,193,430
Unrealized appreciation (depreciation)                          17,780,051
                                                               -----------
  Total                                                        $23,194,407
                                                               ===========
--------------------------------------------------------------------------------

     For the fiscal year ending December 31, 2005, Emerging Markets Portfolio has elected to pass through foreign tax credits of $181,164. The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and the tax basis adjustments on Passive Foreign Investment Company (PFIC) holdings and the mark to market on forward currency contracts.

E.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of the shares based on the respective percentage of adjusted net assets at the beginning of the day. Dividends and distributions to shareowners are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees.

F.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

     may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 1.15% of the Portfolio's average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006, $1,980 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $7,692 in transfer agent fees payable to PIMSS at June 30, 2006.

4.   Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $304 payable to PFD at June 30, 2006.

5.   Aggregate Unrealized Appreciation and Depreciation

At June 30, 2006, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

----------------------------------------------------------------------------------------------------
                                                                                          Net
                                                   Gross             Gross           Appreciation/
                                 Tax Cost       Appreciation      Depreciation      (Depreciation)
----------------------------------------------------------------------------------------------------
Emerging Markets Portfolio     $41,655,843      $17,606,129      $(1,208,862)       $16,397,267
                               ===========      ===========      ===========        ===========
----------------------------------------------------------------------------------------------------

6.   Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2006, were $14,209,019 and $17,047,023, respectively.

7.   Capital Shares

At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the year ended December 31, 2005:

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                    '06 Shares     '06 Amount
Emerging Markets Portfolio          (unaudited)    (unaudited)   '05 Shares      '05 Amount
-------------------------------------------------------------------------------------------------
CLASS I:
Shares sold                           55,634     $   1,782,641      57,112    $   1,329,128
Reinvestment of distributions         42,233         1,092,971       2,300           49,529
Shares repurchased                   (88,778)       (2,738,986)    (82,002)      (1,885,112)
                                     ------------------------------------------------------
  Net increase (decrease)              9,089     $     136,626     (22,590)   $    (506,455)
                                     ======================================================
CLASS II:
Shares sold                          275,162     $   8,705,315     530,098    $  11,881,187
Reinvestment of distributions        168,481         4,321,548       7,549          161,235
Shares repurchased                  (364,999)      (11,029,254)   (449,363)     (10,100,911)
                                     ------------------------------------------------------
  Net increase                        78,644     $   1,997,609      88,284    $   1,941,511
                                     ======================================================
-------------------------------------------------------------------------------------------------

[LOGO] PIONEER
       Investments(R)


Pioneer Variable Contracts Trust

Officers                                             Trustees
John F. Cogan, Jr., President                        John F. Cogan, Jr., Chairman
Osbert M. Hood, Executive Vice President             David R. Bock
Vincent Nave, Treasurer                              Mary K. Bush
Dorothy E. Bourassa, Secretary                       Margaret B.W. Graham
                                                     Thomas J. Perna
                                                     Marguerite A. Piret
                                                     John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

18
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

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.


                                                                   19623-00-0806



                                                           [LOGO] PIONEER
                                                                  Investments(R)


                                                PIONEER VARIABLE CONTRACTS TRUST

                          Pioneer Equity Income VCT Portfolio -- Class II Shares


                                                               SEMIANNUAL REPORT

                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Equity Income VCT Portfolio
  Portfolio and Performance Update                               2
  Comparing Ongoing Portfolio Expenses                           3
  Portfolio Management Discussion                                4
  Schedule of Investments                                        6
  Financial Statements                                           9
  Notes to Financial Statements                                 13
  Trustees, Officers and Service Providers                      17

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THIS DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                       93.3%
Temporary Cash Investment                 6.2%
Convertible Preferred Stocks              0.5%

Sector Distribution Portfolio
(As a percentage of equity holdings)

[THIS DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Financials                               27.9%
Utilities                                15.9%
Industrials                               9.9%
Consumer Staples                          9.7%
Telecommunication Services                9.5%
Consumer Discretionary                    8.8%
Health Care                               7.0%
Energy                                    5.9%
Materials                                 4.5%
Information Technology                    0.9%

Five Largest Holdings
(As a percentage of equity holdings)

 1.    PACCAR, Inc.                      3.43%
----------------------------------------------
 2.    Washington Mutual, Inc.           3.09
----------------------------------------------
 3.    T. Rowe Price Associates, Inc.    2.87
----------------------------------------------
 4.    Questar Corp.                     2.76
----------------------------------------------
 5.    Merck & Co., Inc.                 2.57
----------------------------------------------

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------

Prices and Distributions

                                             6/30/06         12/31/05
Net Asset Value per Share                    $22.54           $21.37

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)          Income         Capital Gains     Capital Gains
                            $ 0.2500       $  -              $ 0.3749

--------------------------------------------------------------------------------
Performance of a $10,000 Investment
The following chart shows the change in value of an investment made in Pioneer Equity Income VCT Portfolio at net asset value, compared to that of the Russell 1000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THIS DATA IS A REPRESENTATION OF A LINE CHART IN THE PRINTED MATERIAL]

           Pioneer Equity           Russell 1000
        Income VCT Portfolio         Value Index
6/96          $10,000                   $10,000
6/97           13,062                    13,319
6/98           16,713                    17,159
6/99           19,424                    19,967
6/00           18,197                    18,187
6/01           20,066                    20,066
6/02           18,324                    18,270
6/03           17,607                    18,083
6/04           20,696                    21,905
6/05           23,573                    24,985
6/06           26,479                    28,007

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years                                                                 10.23%
5 Years                                                                   5.70%
1 Year                                                                   12.33%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income VCT Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006

       Share Class                                 II
       --------------------------------------------------
       Beginning Account Value On 1/1/06       $ 1,000.00
       Ending Account Value On 6/30/06         $ 1,084.70
       Expenses Paid During Period*            $     4.86

* Expenses are equal to the Portfolio's annualized expense ratio of 0.94% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2006 through June 30, 2006

       Share Class                                 II
       --------------------------------------------------
       Beginning Account Value On 1/1/06       $ 1,000.00
       Ending Account Value On 6/30/06         $ 1,020.13
       Expenses Paid During Period*            $     4.71

* Expenses are equal to the Portfolio's annualized expense ratio of 0.94% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

In the following discussion, portfolio manager John Carey discusses the performance of Pioneer Equity Income VCT Portfolio, as well as the investment environment over the six-month period ended June 30, 2006.

Q. How did the Portfolio perform relative to its benchmark, the Russell 1000 Value Index?

A. Class II shares of Pioneer Equity Income VCT Portfolio recorded a total return of 8.47% at net asset value for the six months ended June 30, 2006. By comparison, the Russell 1000 Value Index, an unmanaged index of stocks, rose 6.56%. The average return for the 59 portfolios in the Lipper Equity Income variable-account category was 5.23%.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   While the stock market was positive for the first half as a whole, it began showing signs of stress in the second half of May and continues to be shaky as we write this letter. Investor concerns about inflation and interest rates, high oil and other commodity prices, the slowdown in housing, and the unsettled international situation, particularly in the Middle East, have started to weigh heavily on the market. For the moment, corporate earnings remain strong, but investors are apparently worrying about what may lie ahead if the economy stalls.

Q. What were the reasons for the outperformance of the Portfolio versus its benchmark?

A. The Portfolio benefited from good stock selection in a number of sectors, principally financials, health care, industrials, and consumer staples. Individual stocks that contributed importantly to performance were PACCAR, BellSouth, Campbell Soup, Whitney Holding, H. J. Heinz, Roanoke Electric Steel, and Gorman-Rupp. BellSouth and Roanoke Electric Steel both received premium take-over bids. H. J. Heinz attracted the attention of some aggressive private investors intent on getting more value from the company. Whitney Holding, a bank based in New Orleans, continued its post-Katrina hurricane recovery. PACCAR, Campbell Soup, and Gorman-Rupp all showed strong business results.

   On the negative side, our underweight in the strong energy sector and weak stock selection in consumer discretionary hurt results. We had scaled back our energy exposure due to our view that oil and natural-gas prices would moderate. That has certainly been the case with natural gas, which has come down considerably in price, but it has not been true of oil, which continues to sell at near record prices. With respect to consumer discretionary, we had three stocks that underperformed. Cedar Fair sold off following its acquisition of another large amusement-park operator and the anticipation of near-term dilution of earnings. We are retaining our position, however, because we think that the acquisition will ultimately work out well for the company. McGraw-Hill was soft because of a legislative push in Washington, D. C., to facilitate more competition in the credit-rating industry, where McGraw-Hill's highly profitable Standard & Poor's is a leader. Finally, Tupperware traded down due to a disappointing first quarter, marked by higher expenses.

Q. Did you make changes to the Portfolio during the past six months? If so, please describe.

A. We were busy in the first half, adding seven positions and selling fourteen. We are excluding from those totals our receipt of shares in Lincoln
   National in exchange for our shares of Jefferson Pilot following the merger of those two life insurance companies. The seven new names were: Mine
   Safety Appliances, expert in industrial safety equipment including respiratory gear; Kellogg, leading breakfast cereal maker; J. M. Smucker, successful producer of jams and jellies, toppings and peanut butter;
   Regions Financial, Alabama-based retail and commercial bank; Liberty Property Trust, a real-estate investment trust (REIT) specializing in suburban office and industrial properties; and AGL Resources and Duke Energy, utilities operating generally in the southern part of the United States. All of the additions are dividend-paying companies with valuations we found attractive.

A Word About Risk:

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Among liquidations from the Portfolio, we sold Keyspan after it accepted a premium-priced take-over bid from an English firm. We also sold Roanoke Electric Steel in the wake of its acceptance of a take-over bid. Likewise, Albertson's. We took advantage of the strong investor interest in materials and other cyclical stocks to realize substantial percentage gains on Vulcan Materials, Nucor, and Burlington Northern. We took big gains as well on our sales of Becton Dickinson and Johnson & Johnson. Other sales were of companies with which we were fundamentally less confident or which seemed less compelling than other stocks in the Portfolio. Those sales included PPG Industries, MeadWestvaco, Coca Cola, Comerica, Citigroup, and Sara Lee.

Q. What is your outlook for the remainder of the year?

A. Looking ahead, we anticipate a slower economy and less robust corporate earnings. As always, there are those who say "it's different this time" and that there is no reason why the economy should not continue growing steadily. However, the business cycle takes an inexorable course, and downturns are actually essential in keeping the economy growing in the long term. During downturns, the good businesses are separated from the bad, the sound loans from the unsound, and the strong managements from the weak. Downturns also renew the investor base by providing opportunities to get solid value at discounted prices. People who had not wanted to step in and buy when prices were high will often buy aggressively when prices fall. We are not, mind you, predicting any particular starting point for the coming downturn, and there could still be some strength in the market before it happens. But we are thinking that it is already time to be positioning oneself appropriately, in stocks of resilient, well managed, and financially solid companies. Of course, those are characteristics we always emphasize in our stock selection, but now we shall be putting double weight on them. Thank you as ever for your support.






  Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

      Shares                                                      Value
                  CONVERTIBLE PREFERRED STOCKS - 0.5%
                  Automobiles & Components - 0.4%
                  Automobile Manufacturers - 0.4%
      60,747      Ford Cap Trust 6.50% 01/15/32            $  1,680,869
                                                           ------------
                  Total Automobiles & Components           $  1,680,869
                                                           ------------
                  Pharmaceuticals & Biotechnology - 0.1%
                  Pharmaceuticals - 0.1%
       4,255      Schering-Plough Corp. Cnpfd
                  6.0%, 9/14/07                            $    214,346
                                                           ------------
                  Total Pharmaceuticals &
                  Biotechnology                            $    214,346
                                                           ------------
                  TOTAL CONVERTIBLE
                  PREFERRED STOCKS
                  (Cost $3,070,923)                        $  1,895,215
                                                           ------------
                  COMMON STOCKS - 97.0%
                  Energy - 5.8%
                  Integrated Oil & Gas - 5.8%
     144,649      Chevron Corp.                            $  8,976,917
     115,922      ConocoPhillips                              7,596,369
      84,898      Exxon Mobil Corp.                           5,208,492
                                                           ------------
                                                           $ 21,781,778
                                                           ------------
                  Total Energy                             $ 21,781,778
                                                           ------------
                  Materials - 4.4%
                  Diversified Chemical - 1.1%
      73,300      Dow Chemical Co.                         $  2,860,899
      82,800      Olin Corp.                                  1,484,604
                                                           ------------
                                                           $  4,345,503
                                                           ------------
                  Diversified Metals & Mining - 0.3%
      43,156      Compass Minerals International, Inc.     $  1,076,742
                                                           ------------
                  Forest Products - 0.8%
      46,000      Weyerhaeuser Co.                         $  2,863,500
                                                           ------------
                  Industrial Gases - 1.2%
      71,152      Air Products & Chemicals, Inc.           $  4,548,036
                                                           ------------
                  Specialty Chemicals - 1.0%
     146,365      Valspar Corp.                            $  3,865,500
                                                           ------------
                  Total Materials                          $ 16,699,281
                                                           ------------
                  Capital Goods - 9.2%
                  Aerospace & Defense - 1.7%
     103,955      United Technologies Corp.                $  6,592,826
                                                           ------------
                  Construction & Farm Machinery &
                  Heavy Trucks - 4.2%
      38,489      Deere & Co.                              $  3,213,447
     153,643      PACCAR, Inc.                               12,657,110
                                                           ------------
                                                           $ 15,870,557
                                                           ------------

      Shares                                                      Value
                  Electrical Component & Equipment - 2.0%
      91,501      Emerson Electric Co.                     $  7,668,699
                                                           ------------
                  Industrial Machinery - 1.3%
      30,350      Gorman-Rupp Co.                          $    807,310
     117,902      The Timken Co.                              3,950,896
                                                           ------------
                                                           $  4,758,206
                                                           ------------
                  Total Capital Goods                      $ 34,890,288
                                                           ------------
                  Commercial Services & Supplies - 0.4%
                  Office Services & Supplies - 0.4%
      37,000      Mine Safety Appliances Co.*(a)           $  1,487,400
                                                           ------------
                  Total Commercial
                  Services & Supplies                      $  1,487,400
                                                           ------------
                  Automobiles & Components - 2.7%
                  Auto Parts & Equipment - 2.0%
      93,560      Johnson Controls, Inc.                   $  7,692,503
                                                           ------------
                  Automobile Manufacturers - 0.7%
     378,522      Ford Motor Corp.(a)                      $  2,623,157
                                                           ------------
                  Total Automobiles & Components           $ 10,315,660
                                                           ------------
                  Consumer Durables & Apparel - 0.6%
                  Housewares & Specialties - 0.6%
     123,380      Tupperware Brands Corp.                  $  2,429,352
                                                           ------------
                  Total Consumer Durables & Apparel        $  2,429,352
                                                           ------------
                  Consumer Services - 1.8%
                  Leisure Facilities - 1.4%
     200,827      Cedar Fair, L.P.                         $  5,329,949
                                                           ------------
                  Specialized Consumer Services - 0.4%
     134,841      Servicemaster Co.                        $  1,392,908
                                                           ------------
                  Total Consumer Services                  $  6,722,857
                                                           ------------
                  Media - 1.5%
                  Publishing - 1.5%
     113,625      McGraw-Hill Co., Inc.                    $  5,707,384
                                                           ------------
                  Total Media                              $  5,707,384
                                                           ------------
                  Retailing - 1.5%
                  Department Stores - 0.6%
      55,242      Federated Department Stores, Inc.*       $  2,021,857
                                                           ------------
                  Distributors - 0.9%
      84,730      Genuine Parts Co.                        $  3,529,852
                                                           ------------
                  Total Retailing                          $  5,551,709
                                                           ------------

6     The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                  Value
                  Food, Beverage & Tobacco - 7.1%
                  Packaged Foods & Meats - 6.5%
     188,614      Campbell Soup Co.                    $  6,999,466
      60,831      General Mills, Inc.                     3,142,529
     187,543      H.J. Heinz Co., Inc.                    7,730,522
      66,100      Kellogg Co.                             3,201,223
      81,300      The J.M. Smucker Co.                    3,634,110
                                                       ------------
                                                       $ 24,707,850
                                                       ------------
                  Soft Drinks - 0.6%
      38,972      PepsiCo, Inc.                        $  2,339,879
                                                       ------------
                  Total Food, Beverage & Tobacco       $ 27,047,729
                                                       ------------
                  Household & Personal Products - 2.3%
                  Household Products - 2.3%
      70,315      Clorox Co.                           $  4,287,106
      76,594      Colgate-Palmolive Co.                   4,587,981
                                                       ------------
                                                       $  8,875,087
                                                       ------------
                  Total Household &
                  Personal Products                    $  8,875,087
                                                       ------------
                  Pharmaceuticals & Biotechnology - 6.7%
                  Pharmaceuticals - 6.7%
     111,066      Abbott Laboratories                  $  4,843,588
     238,807      Bristol-Myers Squibb Co.                6,175,549
      74,039      Eli Lilly & Co.                         4,092,136
     260,932      Merck & Co., Inc.                       9,505,753
      36,900      Pfizer, Inc.                              866,043
                                                       ------------
                                                       $ 25,483,069
                                                       ------------
                  Total Pharmaceuticals &
                  Biotechnology                        $ 25,483,069
                                                       ------------
                  Banks - 14.3%
                  Diversified Banks - 4.1%
     153,101      U.S. Bancorp                         $  4,727,759
     103,024      Wachovia Corp.                          5,571,538
      74,937      Wells Fargo & Co.                       5,026,774
                                                       ------------
                                                       $ 15,326,071
                                                       ------------
                  Regional Banks - 7.2%
      88,467      First Horizon National Corp.         $  3,556,373
     123,911      National City Corp.                     4,484,339
      54,800      PNC Bank Corp.                          3,845,316
      73,800      Regions Financial Corp.                 2,444,256
     102,478      SunTrust Banks, Inc.                    7,814,972
     144,505      Whitney Holding Corp.                   5,111,142
                                                       ------------
                                                       $ 27,256,398
                                                       ------------
                  Thrifts & Mortgage Finance - 3.0%
     250,458      Washington Mutual, Inc.              $ 11,415,876
                                                       ------------
                  Total Banks                          $ 53,998,345
                                                       ------------

      Shares                                                  Value
                  Diversified Financials - 5.6%
                  Asset Management & Custody Banks - 4.3%
     152,899      Eaton Vance Corp. (a)                $  3,816,359
      34,424      State Street Corp.                      1,999,690
     279,886      T. Rowe Price Associates, Inc.         10,582,490
                                                       ------------
                                                       $ 16,398,539
                                                       ------------
                  Investment Banking & Brokerage - 0.8%
      55,113      A.G. Edwards, Inc.                   $  3,048,851
                                                       ------------
                  Diversified Financial Services - 0.5%
      35,852      Bank of America Corp.                $  1,724,481
                                                       ------------
                  Total Diversified Financials         $ 21,171,871
                                                       ------------
                  Insurance - 4.6%
                  Life & Health Insurance - 1.4%
      91,791      Lincoln National Corp.*              $  5,180,684
                                                       ------------
                  Property & Casualty Insurance - 3.2%
     142,492      Chubb Corp.                          $  7,110,351
      92,994      Safeco Corp.                            5,240,212
                                                       ------------
                                                       $ 12,350,563
                                                       ------------
                  Total Insurance                      $ 17,531,247
                                                       ------------
                  Real Estate - 2.7%
                  Diversified Real Estate Investment Trusts - 0.9%
      73,500      Liberty Property Trust (a)           $  3,248,700
                                                       ------------
                  Residential Real Estate Investment
                  Trusts - 0.8%
      56,454      Archstone Communities Trust (a)      $  2,871,815
                                                       ------------
                  Retail Real Estate Investment Trusts - 1.0%
     109,500      Kimco Realty Corp.                   $  3,995,655
                                                       ------------
                  Total Real Estate                    $ 10,116,170
                                                       ------------
                  Software & Services - 0.6%
                  Data Processing & Outsourced Services - 0.6%
      50,297      Automatic Data Processing, Inc.      $  2,280,969
                                                       ------------
                  Total Software & Services            $  2,280,969
                                                       ------------
                  Technology Hardware & Equipment - 0.3%
                  Computer Hardware - 0.3%
      36,500      Hewlett-Packard Co.                  $  1,156,320
                                                       ------------
                  Total Technology
                  Hardware & Equipment                 $  1,156,320
                                                       ------------
                  Telecommunication Services - 9.3%
                  Integrated Telecommunication Services - 8.2%
     305,096      AT&T Corp.                           $  8,509,127
     251,696      BellSouth Corp.                         9,111,395
     364,179      Citizens Utilities Co. (Class B)        4,752,536
     254,800      Verizon Communications, Inc.            8,533,252
                                                       ------------
                                                       $ 30,906,310
                                                       ------------

The accompanying notes are an integral part of these financial statements.     7

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

     Shares                                                        Value
                   Wireless Telecommunication Services - 1.1%
     66,304        Alltel Corp.                             $  4,232,184
                                                            ------------
                   Total Telecommunication Services         $ 35,138,494
                                                            ------------
                   Utilities - 15.6%
                   Electric Utilities - 2.3%
    127,711        Great Plains Energy, Inc. (a)            $  3,558,028
    157,858        Southern Co.                                5,059,349
                                                            ------------
                                                            $  8,617,377
                                                            ------------
                   Gas Utilities - 6.4%
    120,100        AGL Resources Inc.                       $  4,578,212
    129,470        Atmos Energy Corp.                          3,613,508
    170,238        Equitable Resources, Inc.                   5,702,973
    126,481        Questar Corp.                              10,180,456
                                                            ------------
                                                            $ 24,075,149
                                                            ------------
                   Multi-Utilities - 6.9%
     98,272        Ameren Corp.                             $  4,962,736
     94,780        Consolidated Edison, Inc.                   4,212,023
    180,200        Duke Energy Corp.                           5,292,474
    143,415        NSTAR                                       4,101,668
    193,900        PG&E Corp.                                  7,616,392
                                                            ------------
                                                            $ 26,185,293
                                                            ------------
                   Total Utilities                          $ 58,877,819
                                                            ------------
                   TOTAL COMMON STOCKS
                   (Cost $297,591,022)                      $367,262,829
                                                            ------------
 Principal
   Amount
                   TEMPORARY CASH INVESTMENTS - 6.5%
                   Repurchase Agreement - 2.7%
$10,100,000        UBS Warburg, Inc., 4.4% dated
                   6/30/06, repurchase price of
                   $10,100,000 plus accrued interest on
                   7/3/06 collateralized by $10,302,000
                   U.S. Treasury Bill, 4.625%, 3/31/08      $ 10,100,000
                                                            ------------
     Shares
                   Security Lending Collateral - 3.8%
 14,278,681        Securities Lending Investment
                   Fund, 5.16%                              $ 14,278,681
                                                            ------------
                   TOTAL TEMPORARY CASH
                   INVESTMENTS
                   (Cost $24,378,681)                       $ 24,378,681
                                                            ------------
                   TOTAL INVESTMENT
                   IN SECURITIES - 104.0%
                   (Cost $325,040,626)                      $393,536,725
                                                            ------------
                   OTHER ASSETS
                   AND LIABILITIES - (4.0)%                 $(14,959,301)
                                                            ------------
                   TOTAL NET ASSETS - 100.0%                $378,577,424
                                                            ============

(a)    At June 30, 2006, the following securities were out on loan:

   Shares     Security                                            Value
   54,026     Archstone Communities Trust                   $ 2,748,303
  142,328     Eaton Vance Corp.                               3,552,507
  374,737     Ford Motor Corp.                                2,596,927
   69,296     Great Plains Energy, Inc.                       1,930,587
   38,112     Liberty Property Trust                          1,684,550
   36,630     Mine Safety Appliances Co.*                     1,472,526
                                                            -----------
              Total                                         $13,985,400
                                                            ===========


8     The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended         Year        Year        Year        Year        Year
                                                             6/30/06       Ended        Ended       Ended       Ended       Ended
Class II                                                   (unaudited)    12/31/05    12/31/04    12/31/03    12/31/02    12/31/01
Net asset value, beginning of period                        $  21.37      $  20.68     $ 18.19     $ 15.18     $ 18.49     $ 21.37
                                                            --------      --------     -------     -------     -------     -------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.26      $   0.45     $  0.36     $  0.32     $  0.31     $  0.34
 Net realized and unrealized gain (loss) on investments         1.53          0.68        2.53        3.02       (3.25)      (1.84)
                                                            --------      --------     -------     -------     -------     -------
  Net increase (decrease) from investment operations        $   1.79      $   1.13     $  2.89     $  3.34     $ (2.94)    $ (1.50)
Distributions to shareholders:
 Net investment income                                         (0.25)        (0.44)      (0.40)      (0.33)      (0.37)      (0.32)
 Net realized gain                                             (0.37)           --          --          --          --       (1.06)
                                                            --------      --------     -------     -------     -------     -------
Net increase (decrease) in net asset value                  $   1.17      $   0.69     $  2.49     $  3.01     $ (3.31)    $ (2.88)
                                                            --------      --------     -------     -------     -------     -------
Net asset value, end of period                              $  22.54      $  21.37     $ 20.68     $ 18.19     $ 15.18     $ 18.49
                                                            ========      ========     =======     =======     =======     =======
Total return*                                                   8.47%         5.52%      16.04%      22.27%     (16.05)%     (7.15)%
Ratio of net expenses to average net assets+                    0.94%**       0.96%       0.98%       1.02%       1.07%       1.02%
Ratio of net investment income to average net assets+           2.31%**       2.32%       2.16%       2.29%       2.25%       1.77%
Portfolio turnover rate                                           28%**         22%         19%         12%         12%         13%
Net assets, end of period (in thousands)                    $132,069      $127,459     $93,691     $60,355     $27,084     $17,948
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                   0.94%**       0.96%       0.98%       1.02%       1.07%       1.02%
 Net investment income                                          2.31%**       2.32%       2.16%       2.29%       2.25%       1.77%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                   0.94%**       0.95%       0.98%       1.02%       1.07%       1.02%
 Net investment income                                          2.31%**       2.33%       2.16%       2.29%       2.25%       1.77%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized
 + Ratios with no reduction for fees paid indirectly.

Note: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


The accompanying notes are an integral part of these financial statements.    9

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $13,985,400) (Cost $325,040,626)            $ 393,536,725

 Receivables --
   Investment securities sold                                                                                          37,746
   Fund shares sold                                                                                                   217,641
   Dividends, interest and foreign taxes withheld                                                                     736,988
 Other                                                                                                                 12,514
                                                                                                                -------------
   Total assets                                                                                                 $ 394,541,614
                                                                                                                -------------
LIABILITIES:
 Payables --
   Fund shares repurchased                                                                                      $   1,448,052
   Upon return for securities loaned                                                                               14,278,681
 Due to bank                                                                                                          152,838
 Due to affiliates                                                                                                     16,432
 Accrued expenses                                                                                                      68,187
                                                                                                                -------------
   Total liabilities                                                                                            $  15,964,190
                                                                                                                -------------
NET ASSETS:
 Paid-in capital                                                                                                $ 294,876,155
 Undistributed net investment income                                                                                1,866,096
 Accumulated net realized gain                                                                                     13,339,074
 Net unrealized gain on investments                                                                                68,496,099
                                                                                                                -------------
   Total net assets                                                                                             $ 378,577,424
                                                                                                                -------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                                                   $ 246,508,491
 Shares outstanding                                                                                                10,998,771
                                                                                                                -------------
 Net asset value per share                                                                                      $       22.41
 Class II:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                                                   $ 132,068,933
 Shares outstanding                                                                                                 5,859,143
                                                                                                                -------------
   Net asset value per share                                                                                    $       22.54


10    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended
                                                              6/30/06
INVESTMENT INCOME:
 Dividends                                                  $ 5,786,629
 Interest                                                       178,990
 Income on securities loaned, net                                 2,659
                                                            -----------
  Total investment income                                   $ 5,968,278
                                                            -----------
EXPENSES:
 Management fees                                            $ 1,191,418
 Transfer agent fees and expenses                                 5,052
 Distribution fees (Class II)                                   161,034
 Administrative reimbursements                                   34,556
 Custodian fees                                                  21,619
 Professional fees                                               13,706
 Printing expense                                                    51
 Fees and expenses of nonaffiliated trustees                      2,810
 Miscellaneous                                                      393
                                                            -----------
  Total expenses                                            $ 1,430,639
  Less fees paid indirectly                                        (796)
                                                            -----------
  Net expenses                                              $ 1,429,843
                                                            -----------
    Net investment income                                   $ 4,538,435
                                                            -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain from investments                         $13,469,756
                                                            -----------
 Change in net unrealized gain from investments             $12,301,600
                                                            -----------
 Net gain on investments                                    $25,771,356
                                                            ===========
 Net increase in net assets resulting from operations       $30,309,791
                                                            ===========


The accompanying notes are an integral part of these financial statements.    11

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     Six Months
                                                                                        Ended              Year
                                                                                       6/30/06            Ended
                                                                                     (unaudited)         12/31/05
FROM OPERATIONS:
Net investment income                                                              $   4,538,435      $   8,063,117
Net realized gain on investments                                                      13,469,756         19,415,048
Change in net unrealized gain or loss on investments                                  12,301,600         (9,053,445)
                                                                                   -------------      -------------
  Net increase in net assets resulting from operations                             $  30,309,791      $  18,424,720
                                                                                   -------------      -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                           $  (3,001,872)     $  (5,101,572)
 Class II                                                                             (1,421,557)        (2,458,044)
Net realized gain
 Class I                                                                              (4,037,203)                --
 Class II                                                                             (2,136,789)                --
                                                                                   -------------      -------------
  Total distributions to shareowners                                               $ (10,597,421)     $  (7,559,616)
                                                                                   -------------      -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                   $  23,815,875      $  96,224,481
Reinvestment of distributions                                                         10,597,420          7,559,617
Cost of shares repurchased                                                           (35,255,571)       (36,867,650)
                                                                                   -------------      -------------
 Net increase (decrease) in net assets resulting from Fund share transactions      $    (842,276)     $  66,916,448
                                                                                   -------------      -------------
 Net increase in net assets                                                        $  18,870,094      $  77,781,552
                                                                                   -------------      -------------
NET ASSETS:
Beginning of period                                                                $ 359,707,330      $ 281,925,778
                                                                                   -------------      -------------
End of period                                                                      $ 378,577,424      $ 359,707,330
                                                                                   =============      =============
Undistributed net investment income, end of period                                 $   1,866,096      $   1,751,090
                                                                                   =============      =============


12    The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Equity Income VCT Portfolio is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only)
   Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The investment objective of Equity Income Portfolio is to seek capital appreciation.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation
   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

   computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of the Portfolio's shares is based on the last sale price on the principal exchange where they traded. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2006, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Futures Contracts

   The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2006, the portfolio had no open futures contracts.

C. Taxes

   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   The tax character of current year distributions paid will be determined at the end of the fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2005 and the distributions paid during the year ended December 31, 2005 on a tax basis.

--------------------------------------------------------------------------------
                                                                 2005
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                              $ 7,559,616
 Long-Term capital gain                                                --
                                                              -----------
                                                              $ 7,559,616
 Return of Capital                                                     --
                                                              -----------
  Total distributions                                         $ 7,559,616
                                                              ===========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                $   203,918
 Undistributed long-term gain/(capital loss carryforward)       6,168,262
 Post-October loss deferred                                            --
 Unrealized appreciation (depreciation)                        57,618,364
                                                              -----------
  Total                                                       $63,990,544
                                                              ===========
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts.

D. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $462,503 in commissions on the sale of Trust shares for the year ended December 31, 2005. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

   Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted-net assets at the beginning of the day. Dividends and distributions to shareowners are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that

   Class I and Class II shares can bear different transfer agent and distribution fees.

E. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Portfolio's custodian.

F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian.

Pioneer Equity Income VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

   The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolios. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006, $7,786 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $7,747 in transfer agent fees payable to PIMSS at June 30, 2006.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $899 payable to PFD at June 30, 2006.

5. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2006, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

--------------------------------------------------------------------------------------------------
                                                                                        Net
                                                   Gross             Gross         Appreciation/
                               Tax Cost        Appreciation      Depreciation      (Depreciation)
--------------------------------------------------------------------------------------------------
 Equity Income Portfolio      $323,616,761      $75,806,765       $ (5,886,801)      $69,919,964
                              ============      ===========       ============       ===========
--------------------------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2006, were $49,579,685 and $56,519,684, respectively.

7. Capital Shares

At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005:

--------------------------------------------------------------------------------------------------
                                   '06 Shares     '06 Amount
Equity Income Portfolio           (unaudited)     (unaudited)      '05 Shares       '05 Amount
--------------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                         561,352    $  12,533,920       2,853,636     $  59,389,539
 Reinvestment of distributions       320,294        7,039,074         242,794         5,101,573
 Shares repurchased                 (810,119)     (17,986,672)     (1,317,139)      (27,494,268)
                                    --------    -------------      ----------     -------------
  Net increase                        71,527    $   1,586,322       1,779,291     $  36,996,844
                                    ========    =============      ==========     =============
 CLASS II:
 Shares sold                         503,869    $  11,281,955       1,763,038     $  36,834,942
 Reinvestment of distributions       161,060        3,558,346         116,340         2,458,044
 Shares repurchased                 (770,080)     (17,268,899)       (444,619)       (9,373,382)
                                    --------    -------------      ----------     -------------
  Net increase (decrease)           (105,151)   $  (2,428,598)      1,434,759     $  29,919,604
                                    ========    =============      ==========     =============
--------------------------------------------------------------------------------------------------

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Officers                                   Trustees
John F. Cogan, Jr., President              John F. Cogan, Jr., Chairman
Osbert M. Hood, Executive Vice President   David R. Bock
Vincent Nave, Treasurer                    Mary K. Bush
Dorothy E. Bourassa, Secretary             Margaret B.W. Graham
                                           Thomas J. Perna
                                           Marguerite A. Piret
                                           John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.


                                                                   19625-00-0806


                                                           [LOGO] PIONEER
                                                                  Investments(R)


                                                PIONEER VARIABLE CONTRACTS TRUST

                                 Pioneer Europe VCT Portfolio -- Class II Shares



                                                               SEMIANNUAL REPORT

                                                                   JUNE 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Europe VCT Portfolio
  Portfolio and Performance Update                              2
  Comparing Ongoing Portfolio Expenses                          3
  Portfolio Management Discussion                               4
  Schedule of Investments                                       5
  Financial Statements                                          7
  Notes to Financial Statements                                11
  Trustees, Officers and Service Providers                     16

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

International Common Stocks     94.7%
International Preferred Stocks   2.9%
U.S. Common Stocks               2.4%

Geographical Distribution
(As a percentage of equity holdings)

[THE DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

United Kingdom                 34.2%
France                         18.5%
Switzerland                    11.6%
Germany                        11.4%
Ireland                         5.6%
Netherlands                     4.1%
Sweden                          4.0%
Spain                           3.1%
Italy                           3.0%
Panama                          2.4%
Norway                          2.1%

Five Largest Holdings
(As a percentage of equity holdings)

 1.    BP Amoco Plc                        5.43%
------------------------------------------------
 2.    Royal Bank of Scotland Group Plc    5.18
------------------------------------------------
 3.    BNP Paribas SA                      4.89
------------------------------------------------
 4.    CS Group                            4.29
------------------------------------------------
 5.    TNT NV                              4.14
------------------------------------------------

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06

Prices and Distributions

                                             6/30/06         12/31/05
Net Asset Value per Share                    $12.52           $11.20

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)          Income         Capital Gains     Capital Gains
                            $ 0.0539       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Europe VCT Portfolio at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE DATA IS A REPRESENTATION OF A LINE CHART IN THE PRINTED MATERIAL]

              Pioneer Europe      MSCI Europe
              VCT Portfolio         Index
10/98            $10,000           $10,000
6/99              10,409            10,748
6/00              13,285            12,405
6/01               8,815             9,750
6/02               7,983             9,028
6/03               7,429             8,594
6/04               9,157            11,120
6/05              10,531            13,056
6/06              12,946            16,364

The Morgan Stanley Capital International (MSCI) Europe Index measures the performance of stocks in European developed markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                                             3.43%
(10/30/98)
5 Years                                                                   7.99%
1 Year                                                                   22.93%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Europe VCT Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006.

       Share Class                                 II
       --------------------------------------------------
       Beginning Account Value on 1/1/06       $ 1,000.00
       Ending Account Value on 6/30/06         $ 1,122.90
       Expenses Paid During Period*            $     9.37

* Expenses are equal to the Portfolio's annualized expense ratio of 1.78% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Europe VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006.

       Share Class                                 II
       --------------------------------------------------
       Beginning Account Value on 1/1/06       $ 1,000.00
       Ending Account Value on 6/30/06         $ 1,015.97
       Expenses Paid During Period*            $     8.90

* Expenses are equal to the Portfolio's annualized expense ratio of 1.78% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

Despite a volatile second quarter as investors reacted to increased concerns over inflation and interest rates, European stocks posted strong positive returns over the first half of 2006, supported by solid company earnings growth, ongoing merger and acquisition activity and an improving economic backdrop. In the discussion below, Andrew Arbuthnott, who is responsible for the day-to-day management of the Europe VCT Portfolio, discusses the factors that influenced the Portfolio's performance over the period.

Q. How did the Portfolio perform?

A. For the six months ended June 30, 2006, Class II shares returned 12.29% at net asset value. In comparison, the Portfolio benchmark, the Morgan Stanley Capital International (MSCI) Europe Index, posted a return of 13.58% while the 137 International Core funds in the Lipper peer group generated an average return of 8.55%. European equity returns for the period were strong relative to U.S. domestic equity indices. In addition, with Portfolio holdings denominated in euros, returns for the Portfolio and the Index reflect the positive impact for U.S. investors of the U.S. dollar's decline over the period versus the euro.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. Would you review the Portfolio's overall approach?

A. The Portfolio takes a focused approach to investing, holding around 30 stocks that reflect our strongest investment ideas. We believe this focus helps to maximize the benefits of our bottom-up stock selection process while at the same time giving us the ability to construct a diversified, multi-cap portfolio. Despite the Portfolio's relatively high degree of focus, we expect its overall level of volatility to remain broadly comparable to that of its benchmark, due to the consistent application of our rigorous investment process. The goal is to invest in those securities with strong upside potential and - critically - limited downside risk.

Q. What positions most influenced the Portfolio's relative performance?

A. Among positive contributors, position in French supermarket group Carrefour strongly outperformed during the period amid improving sales volumes at its stores. We decided to take profits in this holding late in the second quarter of 2006, reinvesting in other stocks where we believed more upside potential remained. Holdings in the materials sector contributed positively to performance, in particular Lafarge, a French building materials company. Lafarge advanced on the strength of better-than-expected full year results and its management team's restructuring and cost control plans. Other key holdings in the materials sector such as St.Gobain and Rio Tinto also outperformed, with the latter benefiting from exceptional increases in commodity metal prices during the first half of 2006. We saw a strong contribution from our holdings in the automotive sector where positions in Porsche and Continental rose sharply.

   On the negative side of the ledger, Portfolio returns were held back by weakness in the share price of Carnival, a cruise ship operator, as renewed strength in the price of oil and slower bookings on Caribbean routes eroded the company's profits. We continue to believe that, as the global market leader in the cruise industry, Carnival is well positioned to be a key beneficiary from this area's attractive long-term growth potential, and we used this period of weakness to add to the Portfolio's position. Investments in Repsol YPF, a Spanish oil company, held back performance, as the company unexpectedly lowered its oil reserves in the first quarter. In addition, the Bolivian government's nationalization of oil assets dented investor sentiment toward Repsol YPF in the second quarter, although the financial impact of this move on the company was minimal.

Q. What is your outlook?

A. In our view, European equity market weakness in the second quarter was driven by technical factors, such as investors adjusting their portfolios ahead of potential interest rate rises, rather than deteriorating underlying fundamentals. We believe European equities continue to trade at attractive levels in absolute terms and also look well supported relative to bonds. In general, company fundamentals remain healthy and management teams continue to look to enhance shareholder value through acquisitions, restructuring, and returning excess cash through dividends or share buybacks. While investor sentiment has been improving, we do expect volatility to remain a significant factor in equity markets over the coming months, as uncertainties linger over future inflation and interest rates.


   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. The Portfolio invests in a limited number of securities and, as a result, the Portfolio's performance may be more volatile than the performance of other portfolios holding more securities. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

     Shares                                                   Value
                  PREFERRED STOCK - 2.9%
                  Automobiles & Components - 2.9%
                  Automobile Manufacturers - 2.9%
        601       Porsche AG*                           $   579,712
                                                        -----------
                  TOTAL PREFERRED STOCK
                  (Cost $384,137)                       $   579,712
                                                        -----------
                  COMMON STOCKS - 95.7%
                  Energy - 11.4%
                  Integrated Oil & Gas - 11.4%
     92,816       BP Amoco Plc                          $ 1,074,177
     20,168       Eni SpA*                                  592,511
     21,728       Repsol SA                                 613,977
                                                        -----------
                                                        $ 2,280,665
                                                        -----------
                  Total Energy                          $ 2,280,665
                                                        -----------
                  Materials - 7.6%
                  Construction Materials - 5.4%
     21,189       CRH Plc                               $   687,712
      3,081       Lafarge Br*                               386,161
                                                        -----------
                                                        $ 1,073,873
                                                        -----------
                  Diversified Metals & Mining - 2.2%
      8,503       Rio Tinto Plc                         $   445,835
                                                        -----------
                  Total Materials                       $ 1,519,708
                                                        -----------
                  Capital Goods - 7.7%
                  Building Products - 2.9%
      8,064       Compagnie de Saint Gobain*            $   575,280
                                                        -----------
                  Industrial Conglomerates - 2.6%
      6,139       Siemens                               $   533,937
                                                        -----------
                  Trading Companies & Distributors - 2.2%
     20,233       Wolseley*                             $   444,485
                                                        -----------
                  Total Capital Goods                   $ 1,553,702
                                                        -----------
                  Transportation - 4.1%
                  Air Freight & Couriers - 4.1%
     22,922       TNT NV                                $   820,291
                                                        -----------
                  Total Transportation                  $   820,291
                                                        -----------
                  Automobiles & Components - 7.4%
                  Automobile Manufacturers - 2.1%
      6,723       PSA Peugeot*                          $   417,529
                                                        -----------
                  Tires & Rubber - 5.3%
      8,850       Compagnie Generale des
                  Etablissements Michelin*              $   530,758
      5,301       Continental AG*                           540,526
                                                        -----------
                                                        $ 1,071,284
                                                        -----------
                  Total Automobiles & Components        $ 1,488,813
                                                        -----------

     Shares                                                   Value
                  Consumer Durables & Apparel - 7.1%
                  Apparel, Accessories & Luxury Goods - 3.0%
     12,484       Adidas-Salomon AG*                    $   599,897
                                                        -----------
                  Homebuilding - 4.1%
     21,596       Persimmon Plc.                        $   491,915
     38,793       Wimpey (George) Plc*                      325,662
                                                        -----------
                                                        $   817,577
                                                        -----------
                  Total Consumer Durables & Apparel     $ 1,417,474
                                                        -----------
                  Consumer Services - 2.4%
                  Hotels, Resorts & Cruise Lines - 2.4%
     11,547       Carnival Corp.                        $   481,972
                                                        -----------
                  Total Consumer Services               $   481,972
                                                        -----------
                  Media - 3.3%
                  Advertising - 3.3%
     54,988       WPP Group Plc                         $   662,778
                                                        -----------
                  Total Media                           $   662,778
                                                        -----------
                  Retailing - 1.7%
                  Department Stores - 1.7%
     11,321       Next Plc                              $   342,379
                                                        -----------
                  Total Retailing                       $   342,379
                                                        -----------
                  Food & Drug Retailing - 2.7%
                  Drug Retail - 1.5%
     21,694       Boots Group Plc                       $   307,580
                                                        -----------
                  Hypermarkets & Supercenters - 1.2%
      4,016       Carrefour Supermarch*                 $   235,045
                                                        -----------
                  Total Food & Drug Retailing           $   542,625
                                                        -----------
                  Pharmaceuticals & Biotechnology - 8.5%
                  Pharmaceuticals - 8.5%
     10,691       Astrazeneca Plc                       $   639,900
      4,787       Roche Holdings AG                         790,000
     19,449       Shire Plc*                                285,583
                                                        -----------
                                                        $ 1,715,483
                                                        -----------
                  Total Pharmaceuticals &
                  Biotechnology                         $ 1,715,483
                                                        -----------
                  Banks - 21.1%
                  Diversified Banks - 21.1%
     17,413       Allied Irish Banks Plc                $   418,736
     63,745       Barclays Plc                              724,904
     10,136       BNP Paribas SA*                           968,348
     32,910       Dnb Nor Asa*                              407,774
     31,220       Royal Bank of Scotland Group Plc        1,026,484
     11,376       Skand Enkilda Banken*                     270,459
      2,893       Societe Generale*                         424,482
                                                        -----------
                                                        $ 4,241,187
                                                        -----------
                  Total Banks                           $ 4,241,187
                                                        -----------

The accompanying notes are an integral part of these financial statements.     5

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

  Shares                                                  Value
              Diversified Financials - 7.5%
              Diversified Capital Markets - 7.5%
  15,233      CS Group*                             $   850,279
   6,087      UBS AG*                                   665,248
                                                    -----------
                                                    $ 1,515,527
                                                    -----------
              Total Diversified Financials          $ 1,515,527
                                                    -----------
              Technology Hardware & Equipment - 2.6%
              Communications Equipment - 2.6%
 157,002      Ericsson LM*                          $   518,677
                                                    -----------
              Total Technology Hardware &
              Equipment                             $   518,677
                                                    -----------
              Telecommunication Services - 0.6%
              Integrated Telecommunication Services - 0.6%
   5,536      France Telecom SA*                    $   118,802
                                                    -----------
              Total Telecommunication Services      $   118,802
                                                    -----------
              TOTAL COMMON STOCKS
              (Cost $15,714,456)                    $19,220,083
                                                    -----------
              TOTAL INVESTMENT IN
              SECURITIES - 98.6%
              (Cost $16,098,593)(a)                 $19,799,795
                                                    -----------
              OTHER ASSETS
              AND LIABILITIES - 1.4%                $   275,050
                                                    -----------
              TOTAL NET ASSETS - 100.0%             $20,074,845
                                                    ===========

*      Non-income producing security.
(a) Distributions of investments by country of issue (excluding temporary cash investments), as a percentage of total investment in equity securities, is as follows:

  United Kingdom                                          34.2%
  France                                                  18.5
  Switzerland                                             11.6
  Germany                                                 11.4
  Ireland                                                  5.6
  Netherlands                                              4.1
  Sweden                                                   4.0
  Spain                                                    3.1
  Italy                                                    3.0
  Panama                                                   2.4
  Norway                                                   2.1
                                                         -----
                                                         100.0%
                                                         =====


6     The accompanying notes are an integral part of these financial statements.

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             Six Months
                                                               Ended          Year        Year       Year       Year     1/2/01 (a)
                                                              6/30/06         Ended      Ended      Ended       Ended        to
Class II                                                    (unaudited)     12/31/05    12/31/04   12/31/03   12/31/02    12/31/01
Net asset value, beginning of period                          $ 11.20        $10.44      $ 8.89     $ 6.71     $  8.29     $ 11.07
                                                              -------        ------      ------     ------     -------     -------
Increase (decrease) from investment operations:
 Net investment income                                        $  0.21        $ 0.06      $ 0.04     $ 0.03     $  0.01     $  0.08
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                  1.16          0.75        1.57       2.17       (1.59)      (2.71)
                                                              -------        ------      ------     ------     -------     -------
    Net increase (decrease) from investment operations        $  1.37        $ 0.81      $ 1.61     $ 2.20     $ (1.58)    $ (2.63)
Distributions to shareowners:
  Net investment income                                         (0.05)        (0.05)      (0.06)     (0.02)         --       (0.15)
                                                              -------        ------      ------     ------     -------     -------
Net increase (decrease) in net asset value                    $  1.32        $ 0.76      $ 1.55     $ 2.18     $ (1.58)    $ (2.78)
                                                              -------        ------      ------     ------     -------     -------
Net asset value, end of period                                $ 12.52        $11.20      $10.44     $ 8.89     $  6.71     $  8.29
                                                              =======        ======      ======     ======     =======     =======
Total return*                                                   12.29%         7.81%      18.20%     32.92%     (19.06)%    (23.44)%
Ratio of net expenses to average net assets+                     1.78%**       1.75%       1.75%      1.79%       1.86%       3.22%
Ratio of net investment income (loss) to average net assets+     3.43%**       0.66%       0.61%      0.56%       0.25%      (2.56)%
Portfolio turnover rate                                            41%**         95%         55%        52%         95%         73%
Net assets, end of period (in thousands)                      $11,105        $9,958      $8,252     $5,005     $ 1,829     $   398
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                    1.83%**       2.01%       2.20%      2.75%       2.66%       4.57%
 Net investment income (loss)                                    3.38%**       0.40%       0.17%     (0.40)%     (0.54)%     (3.90)%

(a) Class II shares were first publicly offered on January 2, 2001.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized
 +  Ratios assuming no reduction for fees paid indirectly.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


The accompanying notes are an integral part of these financial statements.     7

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (Cost $16,098,593)                                                          $ 19,799,795
 Cash                                                                                                                252,966
 Foreign currencies, at value (Cost $36)                                                                                  36
 Receivables --
   Investment securities sold                                                                                        268,416
   Fund shares sold                                                                                                  102,579
   Dividends, interest and foreign taxes withheld                                                                     40,635
   Forward foreign currency settlement contracts, net                                                                  1,884
 Other                                                                                                                 1,947
                                                                                                                ------------
     Total assets                                                                                               $ 20,468,258
                                                                                                                ------------
LIABILITIES:
 Payables --
   Investment securities purchased                                                                              $    335,790
   Fund shares repurchased                                                                                             2,991
 Due to affiliates                                                                                                     8,364
 Accrued expenses                                                                                                     46,268
                                                                                                                ------------
     Total liabilities                                                                                          $    393,413
                                                                                                                ------------
NET ASSETS:
 Paid-in capital                                                                                                $ 19,926,514
 Undistributed net investment income                                                                                 353,175
 Accumulated net realized loss                                                                                    (3,907,755)
 Net unrealized gain on:
   Investments                                                                                                     3,701,202
   Forward foreign currency contracts and other assets and liabilities denominated in foreign currencies               1,709
                                                                                                                ------------
     Total net assets                                                                                           $ 20,074,845
                                                                                                                ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                                                   $  8,970,304
 Shares outstanding                                                                                                  703,576
                                                                                                                ------------
   Net asset value per share                                                                                    $      12.75
 Class II:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                                                   $ 11,104,541
 Shares outstanding                                                                                                  887,007
                                                                                                                ------------
   Net asset value per share                                                                                    $      12.52


8     The accompanying notes are an integral part of these financial statements.

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                        Six Months
                                                                                                                           Ended
                                                                                                                          6/30/06
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $68,353)                                                                   $  516,174
 Interest                                                                                                                    3,352
                                                                                                                        ----------
  Total investment income                                                                                               $  519,526
                                                                                                                        ----------
EXPENSES:
 Management fees                                                                                                        $   84,927
 Transfer agent fees and expenses                                                                                            4,920
 Distribution fees (Class II)                                                                                               13,598
 Administrative reimbursements                                                                                               9,698
 Custodian fees                                                                                                             17,120
 Professional fees                                                                                                          28,376
 Printing expense                                                                                                            6,598
 Fees and expenses of nonaffiliated trustees                                                                                   923
 Miscellaneous                                                                                                               5,381
                                                                                                                        ----------
  Total expenses                                                                                                        $  171,541
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.                                   (5,304)
                                                                                                                        ----------
  Net expenses                                                                                                          $  166,237
                                                                                                                        ----------
    Net investment income                                                                                               $  353,289
                                                                                                                        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
   Investments                                                                                                          $  787,847
   Forward foreign currency contracts and other assets and liabilities denominated in foreign currencies                    (1,296)
                                                                                                                        ----------
                                                                                                                        $  786,551
                                                                                                                        ----------
 Change in net unrealized gain from:
   Investments                                                                                                          $1,142,972
   Forward foreign currency contracts and other assets and liabilities denominated in foreign currencies                     1,865
                                                                                                                        ----------
                                                                                                                        $1,144,837
                                                                                                                        ----------
 Net gain on investments and foreign currency transactions                                                              $1,931,388
                                                                                                                        ==========
 Net increase in net assets resulting from operations                                                                   $2,284,677
                                                                                                                        ==========


The accompanying notes are an integral part of these financial statements.     9

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         Six Months
                                                                            Ended            Year
                                                                           6/30/06          Ended
                                                                         (unaudited)       12/31/05
FROM OPERATIONS:
Net investment income                                                    $   353,289      $   148,281
Net realized gain on investments and foreign currency transactions           786,551        3,108,967
Change in net unrealized gain or loss on investments and foreign
 currency transactions                                                     1,144,837       (1,857,317)
                                                                         -----------      -----------
  Net increase in net assets resulting from operations                   $ 2,284,677      $ 1,399,931
                                                                         -----------      -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                 $   (58,839)     $   (58,420)
 Class II                                                                    (47,365)         (44,828)
                                                                         -----------      -----------
  Total distributions to shareowners                                     $  (106,204)     $  (103,248)
                                                                         -----------      -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                         $ 2,077,577      $ 3,090,347
Reinvestment of distributions                                                106,204          103,248
Cost of shares repurchased                                                (2,959,113)      (3,544,212)
                                                                         -----------      -----------
  Net decrease in net assets resulting from Fund share transactions      $  (775,332)     $  (350,617)
                                                                         -----------      -----------
  Net increase in net assets                                             $ 1,403,141      $   946,066
                                                                         -----------      -----------
NET ASSETS:
Beginning of period                                                      $18,671,704      $17,725,638
                                                                         -----------      -----------
End of period                                                            $20,074,845      $18,671,704
                                                                         ===========      ===========
Undistributed net investment income, end of period                       $   353,175      $   106,090
                                                                         ===========      ===========


10    The accompanying notes are an integral part of these financial statements.

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Europe Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)
      (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only)
   Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The investment objective of Europe VCT Portfolio is to seek long-term capital growth.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the portfolio is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

   are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Portfolio determines its net asset value. Consequently, the Board of Trustees of the Portfolio has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Portfolio. The Portfolio may also take into consideration other significant events in determining the fair value of these securities. Thus, the Portfolio's securities valuations may differ from prices reported by the various local exchanges and markets. At June 30, 2006, there were no fair valued securities.

   All securities that trade in foreign markets whose closing prices are as of times prior to the close of the NYSE and that are held by Europe Portfolio are fair valued using vendor-supplied pricing updates for each security to the time of the close of the NYSE. Temporary cash investments and securities held by the Portfolio are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Foreign Currency Translation

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of June 30, 2006, the Portfolio had no outstanding portfolio or settlement hedges.

D. Taxes

   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six month ended June 30, 2006, no such taxes were paid.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital,

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Europe VCT Portfolio had a capital loss carryforward of $4,600,975 of which the following amounts will expire between 2009 and 2011 if not utilized: $1,921,644 in 2009, $1,896,288 in
   2010 and $783,043 in 2011.

   The Portfolio elected to defer $17,485 in capital losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ending December 31, 2006.

   The tax character of current year distributions paid will be determined at the end of the fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2005 and the distributions paid during the year ended December 31, 2005 on a tax basis.

--------------------------------------------------------------------------------
                                                                        2005
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                    $   103,248
 Long-Term capital gain                                                      --
                                                                    -----------
                                                                    $   103,248
 Return of Capital                                                           --
                                                                    -----------
  Total distributions                                               $   103,248
                                                                    ===========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                      $   106,090
 Undistributed long-term gain/(capital loss carryforward)            (4,600,975)
 Post-October loss deferred                                             (17,485)
 Unrealized appreciation (depreciation)                               2,482,228
                                                                    -----------
  Total                                                             $(2,030,142)
                                                                    ===========
--------------------------------------------------------------------------------

   For the fiscal year ending December 31, 2005, Europe Portfolio has elected to pass through foreign tax credits of $46,274.

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

E. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted-net assets at the beginning of the day. The Portfolio declares as daily dividends substantially all of its respective net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

   Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Portfolio's custodian.

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolio. Management fees are calculated daily at the annual rate of 1.00% of the Portfolio's average daily net assets.

Through May 1, 2006, PIM has agreed not to impose a portion of its management fees and to limit other operating expenses to the extent required to limit expenses of Class I shares to 1.50% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006, $920 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $7,369 in transfer agent fees payable to PIMSS at June 30, 2006.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $75 payable to PFD at June 30, 2006.

5. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2006, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

----------------------------------------------------------------------------------------
                                                                              Net
                                          Gross            Gross         Appreciation/
                       Tax Cost       Appreciation     Depreciation     (Depreciation)
----------------------------------------------------------------------------------------
 Europe Portfolio     $16,174,439      $4,031,428       $(406,072)       $3,625,356
                      ===========      ==========       =========        ==========
----------------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2006, were $4,015,468 and $4,480,689, respectively.

Pioneer Europe VCT Portfolio                    PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. Capital Shares

At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005:

------------------------------------------------------------------------------------------
                                   '06 Shares    '06 Amount
Europe Portfolio                   (unaudited)   (unaudited)  '05 Shares      '05 Amount
------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                          19,182    $   242,185       21,878     $   233,953
 Reinvestment of distributions         4,791         58,839        5,591          58,420
 Shares repurchased                  (83,616)    (1,042,402)    (155,613)     (1,693,646)
                                     -----------------------------------------------------
  Net decrease                       (59,643)   $  (741,378)    (128,144)    $(1,401,273)
                                     =====================================================
 CLASS II
 Shares sold                         148,729    $ 1,835,392      268,948     $ 2,856,394
 Reinvestment of distributions         3,927         47,365        4,369          44,828
 Shares repurchased                 (154,937)    (1,916,711)    (174,429)     (1,850,566)
                                     -----------------------------------------------------
  Net increase (decrease)             (2,281)   $   (33,954)      98,888     $ 1,050,656
                                     =====================================================
------------------------------------------------------------------------------------------

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Officers                                     Trustees
John F. Cogan, Jr., President                John F. Cogan, Jr., Chairman
Osbert M. Hood, Executive Vice President     David R. Bock
Vincent Nave, Treasurer                      Mary K. Bush
Dorothy E. Bourassa, Secretary               Margaret B.W. Graham
                                             Thomas J. Perna
                                             Marguerite A. Piret
                                             John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.


                                                                   19626-00-0806


                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST
                                   Pioneer Fund VCT Portfolio -- Class II Shares

                                                               SEMIANNUAL REPORT
                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Fund VCT Portfolio
  Portfolio and Performance Update                           2
  Comparing Ongoing Portfolio Expenses                       3
  Portfolio Management Discussion                            4
  Schedule of Investments                                    6
  Financial Statements                                      10
  Notes to Financial Statements                             14
  Trustees, Officers and Service Providers                  20


Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

[The following data was represented as pie charts in the printed material]

Portfolio Diversification
(As a percentage of total investment portfolio)
U.S. Common Stocks                                                         92.7%
Depositary Receipts for
  International Stocks                                                      3.7%
Temporary Cash Investment                                                   2.2%
International Common Stocks                                                 1.4%

Sector Distribution
(As a percentage of equity holdings)
Financials                                                                 18.4%
Industrials                                                                14.1%
Consumer Discretionary                                                     13.0%
Information Technology                                                     12.8%
Health Care                                                                12.5%
Consumer Staples                                                           10.7%
Energy                                                                      7.9%
Materials                                                                   5.2%
Telecommunication Services                                                  4.4%
Utilities                                                                   1.0%

Five Largest Holdings
(As a percentage of equity holdings)
1. Norfolk Southern Corp.                                                  2.41%
2. Chevron Corp.                                                           2.27
3. McGraw-Hill Co., Inc.                                                   1.93
4. Wells Fargo & Co.                                                       1.92
5. T. Rowe Price Associates, Inc.                                          1.92

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/06       12/31/05
Net Asset Value per Share     $ 22.45       $ 21.49


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)          Income         Capital Gains     Capital Gains
                            $ 0.1200       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Fund VCT Portfolio at net asset value, compared to that of the Standard & Poor's (S&P) 500 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[The following data was represented as a line chart in the printed material]

             Pioneer
             Fund VCT           S&P
            Portfolio           500
10/97        $10,000          $10,000
6/98         $11,945          $12,528
6/99         $14,667          $15,378
6/00         $15,912          $16,493
6/01         $14,633          $14,049
6/02         $12,541          $11,523
6/03         $11,896          $11,552
6/04         $13,984          $13,758
6/05         $15,099          $14,627
6/06         $16,931          $15,889

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

Net Asset Value
Life-of-Class                        6.27%
(10/31/97)
5 Years                              2.96%
1 Year                              12.14%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund VCT Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006

Share Class                                                            II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/06                                   $ 1,000.00
Ending Account Value on 6/30/06                                     $ 1,050.30
Expenses Paid During Period*                                        $     4.83

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2006 through June 30, 2006

Share Class                                                            II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/06                                   $ 1,000.00
Ending Account Value on 6/30/06                                     $ 1,020.08
Expenses Paid During Period*                                        $     4.76

* Expenses are equal to the Portfolio's annualized expense ratio of 0.95% for Class II shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

In the following discussion, portfolio manager John Carey discusses the performance of Pioneer Fund VCT Portfolio, as well as the investment environment over the six-month period ended June 30, 2006.

Q. Please discuss the stock market of the last six months and the investment results of Pioneer Fund VCT Portfolio.

A. Stocks showed modest gains in the first half of 2006. For the six months ended June 30, 2006, Class II shares of Pioneer Fund VCT Portfolio achieved a total return of 5.03% at net asset value, versus 2.71% for the Standard & Poor's 500, our benchmark index. The Portfolio's 222 Lipper Large-Cap Core peers returned 1.25% over the same period. Gains across the board had been significantly greater through the first week of May, but an ensuing correction pared them back.

     Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     As we write, the market remains shaky. In our 2005 annual shareholder letter, we stated that our outlook on 2006 was cautious, and that view has been borne out by events. Despite good earnings reports from companies and strong economic data, investors appear to be focusing on what comes next. A common expectation is that the combination of higher interest rates, record-high oil prices, and a slowing housing market will restrain consumer spending, which in turn will lead, eventually, to reduced industrial production and capital spending. Adding to the worries are the troubling international events in the Middle East, the Far East, Latin America, and Africa. Without enumerating all of the risks in the present world situation, suffice it to say that together they weigh heavily on near-term economic and market forecasts.

     Only a year ago, investors appeared almost oblivious to risk as they bid up the prices of low-quality debt issues and emerging-markets stocks to levels that seemed not to factor in risk at all. Now the pendulum is swinging the other way, as investors seek safety and stability. It should be noted, however, that there is no altogether "safe haven" in the capital markets. Even U.S. Treasuries fluctuate in market price with changes in interest rates, and even the bluest of the blue chip companies will occasionally have their earnings shortfalls.

Q. Which stocks contributed to the outperformance of Pioneer Fund VCT Portfolio during the period? Were there also some weak spots in the Portfolio?

A. Our outperformance can be largely explained by our good stock selection in a number of key market sectors: industrials, information technology, materials, financials, consumer staples, telecommunications services, and health care. Detracting from performance were stock selections in consumer discretionary and energy. Our largest positive contributors were: Inco and Rio Tinto in materials; Norfolk Southern, Deere, Caterpillar, and PACCAR in industrials; BellSouth in telecommunications services; and Canon in information technology. Both Inco and BellSouth were recipients of take-over bids. Among detractors, our long-term holding John Wiley & Sons was caught in the general downward move of media stocks; Barr Pharmaceuticals, St. Jude Medical, and Biomet each had some particular ailments, though none that appeared terminal; and Target fell in sympathy with other large retailers at a time of investor concern about consumer spending. As usual, there were also some poor performers in the S&P 500 that we managed to avoid, and some strong performers that we likewise missed. On the whole, however, it was a good period for us with respect to our investment positioning.

Q.   What changes did you make in the Portfolio over the past two quarters?

A. We did a bit of spring cleaning in the portfolio, liquidating twelve holdings and adding only three. We took advantage of the ebullient market for metals and mining stocks to realize gains in BHP Billiton, Newmont Mining, and Allegheny Technologies. We sold Keyspan after the company received a premium take-over bid from an English company.


A Word About Risk:

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Our other sales reflected either our disappointment with the progress being made by the company or our judgment that we had more attractive alternatives. Those sales included PPG Industries, MeadWestvaco, Gap, Home Depot, Stryker, Ameriprise Financial, ACE, and Axis Capital Holdings.

     New entries were Lockheed Martin, Zimmer Holdings, and MetLife. Lockheed Martin is a leading aerospace and defense manufacturer. The company has made impressive progress in improving its profit margins, and it has a good order book looking out into next year and potentially beyond. Zimmer Holdings is a leader in orthopedic implants, namely artificial hips and knees. The implant industry has been under a cloud due to government investigations of sales practices, but we concluded that the price of Zimmer stock took that into account and that growth prospects for the company were otherwise attractive. MetLife, finally, is a large life and group-health insurer. Its recent acquisition of Travelers Life and Annuity greatly expanded its international business, bringing longer-term opportunities to enhance profit growth.

Q.   What is your outlook for the remainder of the year?

A. Looking ahead, we can see a slower economy and less robust corporate earnings. As always, there are those who say "it's different this time" and that there is no reason why the economy should not continue growing steadily. However, the business cycle takes an inexorable course, and downturns are actually essential in keeping the economy growing in the long term. During downturns, the good businesses are separated from the bad, the sound loans from the unsound, and the strong managements from the weak. Downturns also renew the investor base by providing opportunities to get solid value at discounted prices. People who had not wanted to step in and buy when prices were high will often buy aggressively when prices fall. We are not, mind you, predicting any particular starting point for the coming downturn, and there could still be some strength in the market before it happens. But we are thinking that it is already time to be positioning oneself appropriately, in stocks of resilient, well managed, and financially solid companies. Of course, those are characteristics we always emphasize in our stock selection, but now we shall be putting double weight on them. Thank you as ever for your support.



     Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

     Shares                                                             Value
                   COMMON STOCKS - 96.2%
                   Energy - 7.6%
                   Integrated Oil & Gas - 5.8%
    179,531        Chevron Corp.                                 $ 11,141,694
     88,025        ConocoPhillips                                   5,768,278
    114,668        Exxon Mobil Corp.                                7,034,882
     53,725        Occidental Petroleum Corp.                       5,509,499
                                                                 ------------
                                                                 $ 29,454,353
                                                                 ------------
                   Oil & Gas Equipment & Services - 0.4%
     42,162        Weatherford Intl, Inc.*                       $  2,092,078
                                                                 ------------
                   Oil & Gas Exploration & Production - 1.4%
     61,094        Apache Corp.                                  $  4,169,666
     67,515        Pioneer Natural Resources Co.                    3,133,371
                                                                 ------------
                                                                 $  7,303,037
                                                                 ------------
                   Total Energy                                  $ 38,849,468
                                                                 ------------
                   Materials - 5.0%
                   Aluminum - 0.5%
     72,726        Alcoa, Inc.                                   $  2,353,413
                                                                 ------------
                   Diversified Chemical - 0.8%
     70,100        Dow Chemical Co.                              $  2,736,003
     37,427        E.I. du Pont de Nemours and Co.                  1,556,963
                                                                 ------------
                                                                 $  4,292,966
                                                                 ------------
                   Diversified Metals & Mining - 2.5%
     98,510        Inco, Ltd.*                                   $  6,491,809
    122,524        Rio Tinto Plc                                    6,473,996
                                                                 ------------
                                                                 $ 12,965,805
                                                                 ------------
                   Industrial Gases - 0.9%
     25,334        Air Products & Chemicals, Inc.                $  1,619,349
     53,762        Praxair, Inc.                                    2,903,148
                                                                 ------------
                                                                 $  4,522,497
                                                                 ------------
                   Specialty Chemicals - 0.3%
     37,481        Ecolab, Inc.                                  $  1,520,979
                                                                 ------------
                   Total Materials                               $ 25,655,660
                                                                 ------------
                   Capital Goods - 9.7%
                   Aerospace & Defense - 2.6%
     86,022        General Dynamics Corp.                        $  5,631,000
      7,100        Lockheed Martin Corp.*                             509,354
    111,683        United Technologies Corp.                        7,082,936
                                                                 ------------
                                                                 $ 13,223,290
                                                                 ------------
                   Building Products - 0.0%
      8,309        Masco Corp.                                   $    246,279
                                                                 ------------

     Shares                                                             Value
                   Construction & Farm Machinery &
                   Heavy Trucks - 4.5%
     99,679        Caterpillar, Inc.                             $  7,424,092
     94,266        Deere & Co.                                      7,870,268
     91,215        PACCAR, Inc.v                                    7,514,292
                                                                 ------------
                                                                 $ 22,808,652
                                                                 ------------
                   Electrical Component & Equipment - 1.2%
     48,640        Emerson Electric Co.                          $  4,076,518
     29,606        Rockwell International Corp.                     2,131,928
                                                                 ------------
                                                                 $  6,208,446
                                                                 ------------
                   Industrial Conglomerates - 1.1%
      7,200        3M Co.                                        $    581,544
    154,654        General Electric Co.                             5,097,396
                                                                 ------------
                                                                 $  5,678,940
                                                                 ------------
                   Industrial Machinery - 0.3%
     16,367        Parker Hannifin Corp.                         $  1,270,079
                                                                 ------------
                   Total Capital Goods                           $ 49,435,686
                                                                 ------------
                   Transportation - 3.9%
                   Airlines - 0.4%
    135,293        Southwest Airlines Co.                        $  2,214,746
                                                                 ------------
                   Railroads - 3.5%
     74,802        Burlington Northern, Inc.                     $  5,928,059
    222,911        Norfolk Southern Corp.                          11,863,323
                                                                 ------------
                                                                 $ 17,791,382
                                                                 ------------
                   Total Transportation                          $ 20,006,128
                                                                 ------------
                   Automobiles & Components - 2.3%
                   Auto Parts & Equipment - 1.5%
     91,445        Johnson Controls, Inc.                        $  7,518,608
                                                                 ------------
                   Automobile Manufacturers - 0.8%
    628,984        Ford Motor Corp.                              $  4,358,859
                                                                 ------------
                   Total Automobiles & Components                $ 11,877,467
                                                                 ------------
                   Consumer Durables & Apparel - 0.2%
                   Apparel, Accessories & Luxury Goods - 0.2%
     23,883        Liz Claiborne, Inc.                           $    885,104
                                                                 ------------
                   Total Consumer Durables & Apparel             $    885,104
                                                                 ------------
                   Consumer Services - 0.1%
                   Restaurants - 0.1%
     14,325        Yum! Brands, Inc.                             $    720,118
                                                                 ------------
                   Total Consumer Services                       $    720,118
                                                                 ------------
                   Media - 5.2%
                   Advertising - 0.7%
     42,090        Omnicom Group                                 $  3,749,798
                                                                 ------------
                   Movies & Entertainment - 1.0%
    162,516        The Walt Disney Co.                           $  4,875,480
                                                                 ------------

6    The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                             Value
                   Publishing - 3.5%
     41,058        Elsevier NV                                   $    617,338
     64,140        Gannett Co.                                      3,587,350
    125,263        John Wiley & Sons, Inc.                          4,158,732
    188,438        McGraw-Hill Co., Inc.                            9,465,241
                                                                 ------------
                                                                 $ 17,828,661
                                                                 ------------
                   Total Media                                   $ 26,453,939
                                                                 ------------
                   Retailing - 4.7%
                   Computer & Electronics Retail - 0.1%
      9,295        GameStop Corp. (Class B)*                     $    318,354
                                                                 ------------
                   Department Stores - 1.8%
    100,356        Federated Department Stores, Inc.*            $  3,673,030
    147,889        Nordstrom, Inc.                                  5,397,949
                                                                 ------------
                                                                 $  9,070,979
                                                                 ------------
                   General Merchandise Stores - 1.5%
    150,713        Target Corp.                                  $  7,365,344
                                                                 ------------
                   Home Improvement Retail - 0.8%
     70,792        Lowe's Companies, Inc.                        $  4,294,951
                                                                 ------------
                   Specialty Stores - 0.5%
     29,018        Barnes & Noble, Inc.                          $  1,059,157
     69,072        Staples, Inc.*                                   1,679,831
                                                                 ------------
                                                                 $  2,738,988
                                                                 ------------
                   Total Retailing                               $ 23,788,616
                                                                 ------------
                   Food & Drug Retailing - 3.3%
                   Drug Retail - 2.1%
     75,467        CVS Corp.                                     $  2,316,837
    190,303        Walgreen Co.                                     8,533,187
                                                                 ------------
                                                                 $ 10,850,024
                                                                 ------------
                   Food Distributors - 1.0%
    161,566        Sysco Corp.                                   $  4,937,457
                                                                 ------------
                   Hypermarkets & Supercenters - 0.2%
     19,649        Costco Wholesale Corp.                        $  1,122,547
                                                                 ------------
                   Total Food & Drug Retailing                   $ 16,910,028
                                                                 ------------
                   Food, Beverage & Tobacco - 5.2%
                   Packaged Foods & Meats - 3.9%
    118,941        Campbell Soup Co.                             $  4,413,901
     76,411        General Mills, Inc.                              3,947,392
    108,055        H.J. Heinz Co., Inc.                             4,454,027
     82,795        Hershey Foods Corp.                              4,559,521
     23,685        Kellogg Co.                                      1,147,065
     73,473        Sara Lee Corp.                                   1,177,037
                                                                 ------------
                                                                 $ 19,698,943
                                                                 ------------
                   Soft Drinks - 1.3%
    113,124        PepsiCo, Inc.                                 $  6,791,965
                                                                 ------------
                   Total Food, Beverage & Tobacco                $ 26,490,908
                                                                 ------------

     Shares                                                             Value
                   Household & Personal Products - 1.8%
                   Household Products - 1.3%
     14,255        Clorox Co.                                    $    869,127
     96,982        Colgate-Palmolive Co.                            5,809,222
                                                                 ------------
                                                                 $  6,678,349
                                                                 ------------
                   Personal Products - 0.5%
     67,208        Estee Lauder Co.*                             $  2,598,933
                                                                 ------------
                   Total Household &
                   Personal Products                             $  9,277,282
                                                                 ------------
                   Health Care Equipment & Services - 4.0%
                   Health Care Equipment - 4.0%
     71,108        Becton, Dickinson & Co.                       $  4,346,832
    103,638        Biomet, Inc.                                     3,242,833
     63,800        C. R. Bard, Inc.                                 4,673,988
     50,339        Medtronic, Inc.                                  2,361,906
    104,000        St. Jude Medical, Inc.*                          3,371,680
     39,300        Zimmer Holdings, Inc.*                           2,229,096
                                                                 ------------
                                                                 $ 20,226,335
                                                                 ------------
                   Total Health Care
                   Equipment & Services                          $ 20,226,335
                                                                 ------------
                   Pharmaceuticals & Biotechnology - 8.1%
                   Biotechnology - 0.7%
     53,778        Amgen, Inc.*                                  $  3,507,939
                                                                 ------------
                   Pharmaceuticals - 7.4%
    102,710        Abbott Laboratories                           $  4,479,183
     53,017        Barr Laboratories, Inc.*                         2,528,381
    132,985        Bristol-Myers Squibb Co.                         3,438,992
     80,039        Eli Lilly & Co.                                  4,423,756
     72,158        Johnson & Johnson                                4,323,707
     95,767        Merck & Co., Inc.                                3,488,792
     77,980        Novartis AG (A.D.R.)*                            4,204,682
    134,400        Pfizer, Inc.                                     3,154,368
     36,377        Roche Holdings AG (A.D.R.)*                      3,006,486
    175,915        Schering-Plough Corp.                            3,347,662
     44,611        Teva Pharmaceutical Industries, Ltd.             1,409,261
                                                                 ------------
                                                                 $ 37,805,270
                                                                 ------------
                   Total Pharmaceuticals &
                   Biotechnology                                 $ 41,313,209
                                                                 ------------
                   Banks - 8.8%
                   Diversified Banks - 3.7%
    235,635        U.S. Bancorp                                  $  7,276,409
     39,577        Wachovia Corp.                                   2,140,324
    140,973        Wells Fargo & Co.                                9,456,469
                                                                 ------------
                                                                 $ 18,873,202
                                                                 ------------

The accompanying notes are an integral part of these financial statements.  7

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

     Shares                                                             Value
                   Regional Banks - 3.3%
     25,377        Compass Bancshares Inc.*                      $  1,410,961
     83,035        First Horizon National Corp.                     3,338,007
    170,284        National City Corp.                              6,162,578
     55,102        SunTrust Banks, Inc.                             4,202,079
     21,817        Zions Bancorporation                             1,700,417
                                                                 ------------
                                                                 $ 16,814,042
                                                                 ------------
                   Thrifts & Mortgage Finance - 1.8%
     34,700        Golden West Financial Corp.                   $  2,574,740
    146,301        Washington Mutual, Inc.                          6,668,400
                                                                 ------------
                                                                 $  9,243,140
                                                                 ------------
                   Total Banks                                   $ 44,930,384
                                                                 ------------
                   Diversified Financials - 6.5%
                   Asset Management & Custody Banks - 3.3%
     43,970        Federated Investors, Inc.*                    $  1,385,055
    104,482        State Street Corp.                               6,069,359
    249,606        T. Rowe Price Associates, Inc.                   9,437,603
                                                                 ------------
                                                                 $ 16,892,017
                                                                 ------------
                   Consumer Finance - 1.2%
    112,725        American Express Co.                          $  5,999,225
                                                                 ------------
                   Investment Banking & Brokerage - 0.8%
     58,452        Merrill Lynch & Co., Inc.                     $  4,065,921
                                                                 ------------
                   Diversified Financial Services - 1.2%
     86,529        Bank of America Corp.                         $  4,162,045
     42,750        Citigroup, Inc.                                  2,062,260
                                                                 ------------
                                                                 $  6,224,305
                                                                 ------------
                   Total Diversified Financials                  $ 33,181,468
                                                                 ------------
                   Insurance - 2.4%
                   Life & Health Insurance - 0.5%
     49,100        MetLife, Inc.                                 $  2,514,411
                                                                 ------------
                   Multi-Line Insurance - 0.2%
     13,522        Hartford Financial Services Group, Inc.       $  1,143,961
                                                                 ------------
                   Property & Casualty Insurance - 1.7%
    137,506        Chubb Corp.                                   $  6,861,549
     34,082        Safeco Corp.                                     1,920,521
                                                                 ------------
                                                                 $  8,782,070
                                                                 ------------
                   Total Insurance                               $ 12,440,442
                                                                 ------------
                   Software & Services - 3.5%
                   Application Software - 0.5%
     86,186        Adobe Systems, Inc.*                          $  2,616,607
                                                                 ------------
                   Data Processing & Outsourced Services - 2.2%
    181,884        Automatic Data Processing, Inc.               $  8,248,439
     25,841        DST Systems, Inc.*                               1,537,540
     28,113        Fiserv, Inc.*                                    1,275,206
                                                                 ------------
                                                                 $ 11,061,185
                                                                 ------------

     Shares                                                             Value
                   Systems Software - 0.8%
    181,275        Microsoft Corp.                               $  4,223,708
                                                                 ------------
                   Total Software & Services                     $ 17,901,500
                                                                 ------------
                   Technology Hardware & Equipment - 6.1%
                   Communications Equipment - 2.9%
    139,000        Cisco Systems, Inc.*                          $  2,714,670
    313,651        Motorola, Inc.                                   6,320,068
    274,102        Nokia Corp. (A.D.R.)*                            5,553,307
                                                                 ------------
                                                                 $ 14,588,045
                                                                 ------------
                   Computer Hardware - 2.1%
    100,576        Dell, Inc.*                                   $  2,455,060
    176,511        Hewlett-Packard Co.                              5,591,868
    703,372        Sun Microsystems, Inc.*                          2,918,994
                                                                 ------------
                                                                 $ 10,965,922
                                                                 ------------
                   Computer Storage & Peripherals - 0.3%
    134,374        EMC Corp.*                                    $  1,474,083
                                                                 ------------
                   Office Electronics - 0.8%
     57,242        Canon, Inc. (A.D.R.)                          $  4,194,121
                                                                 ------------
                   Total Technology
                   Hardware & Equipment                          $ 31,222,171
                                                                 ------------
                   Semiconductors - 2.6%
                   Semiconductor Equipment - 0.3%
     96,070        Applied Materials, Inc.                       $  1,564,020
                                                                 ------------
                   Semiconductors - 2.3%
     20,845        Freescale Semiconductor, Inc. (Class B)*      $    612,843
    258,029        Intel Corp.                                      4,889,650
    211,248        Texas Instruments, Inc.                          6,398,702
                                                                 ------------
                                                                 $ 11,901,195
                                                                 ------------
                   Total Semiconductors                          $ 13,465,215
                   Telecommunication Services - 4.2%
                   Integrated Telecommunication Services - 3.9%
    279,088        AT&T Corp.                                    $  7,783,764
    141,901        BellSouth Corp.                                  5,136,816
     74,411        Century Telephone Enterprises, Inc.              2,764,369
    129,130        Verizon Communications, Inc.                     4,324,564
                                                                 ------------
                                                                 $ 20,009,513
                                                                 ------------
                   Wireless Telecommunication Services - 0.3%
     23,216        Alltel Corp.                                  $  1,481,877
                                                                 ------------
                   Total Telecommunication Services              $ 21,491,390
                                                                 ------------
                   Utilities - 0.9%
                   Electric Utilities - 0.5%
     15,000        Exelon Corp.                                  $    852,450
     56,177        Southern Co.                                     1,800,473
                                                                 ------------
                                                                 $  2,652,923
                                                                 ------------

8     The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                            Value
                   Multi-Utilities - 0.4%
     34,904        Consolidated Edison, Inc.                    $  1,551,132
     13,700        PG&E Corp.                                        538,134
                                                                ------------
                                                                $  2,089,266
                                                                ------------
                   Total Utilities                              $  4,742,189
                                                                ------------
                   TOTAL COMMON STOCKS
                   (Cost $376,681,138)                          $491,264,707
                                                                ============

  Principal
   Amount
                   TEMPORARY CASH INVESTMENT - 2.2%
                   Repurchase Agreement - 2.2%
$11,300,000        UBS Warburg, Inc., 4.40% dated
                   6/30/06, repurchase price of
                   $11,300,000 plus accrued interest on
                   7/3/06 collateralized by $12,053,000
                   U.S. Treasury Bill, 3.375%, 9/15/09          $ 11,300,000
                                                                ------------
                   TOTAL TEMPORARY CASH
                   INVESTMENT
                   (Cost $11,300,000)                           $ 11,300,000
                                                                ------------
                   TOTAL INVESTMENT
                   IN SECURITIES - 98.4%
                   (Cost $387,981,138)                          $502,564,707
                                                                ------------
                   OTHER ASSETS
                   AND LIABILITIES - 1.6%                       $  8,367,499
                                                                ------------
                   TOTAL NET ASSETS - 100.0%                    $510,932,206
                                                                ============

(A.D.R.) American Depositary Receipt
*        Non-income producing security.

The accompanying notes are an integral part of these financial statements.   9

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                        Ended         Year         Year         Year          Year          Year
                                                       6/30/06       Ended        Ended        Ended         Ended         Ended
Class II                                             (unaudited)    12/31/05     12/31/04     12/31/03      12/31/02      12/31/01
Net asset value, beginning of period                  $  21.49      $  20.51     $  18.66     $  15.25      $  19.05     $  22.65
                                                      --------      --------     --------     --------      --------     --------
Increase (decrease) from investment
  operations:
  Net investment income                               $   0.12      $   0.20     $   0.18     $   0.14      $   0.13     $   0.14
  Net realized and unrealized gain (loss)
    on investments and foreign currency
    transactions                                          0.96          1.01         1.85         3.42         (3.78)       (2.59)
                                                      --------      --------     --------     --------      --------     --------
    Net increase (decrease) from investment
      operations                                      $   1.08      $   1.21     $   2.03     $   3.56      $  (3.65)    $  (2.45)
Distributions to shareowners:
 Net investment income                                   (0.12)        (0.23)       (0.18)       (0.15)        (0.15)       (0.13)
 Net realized gain                                          --            --           --           --            --        (1.02)
                                                      --------      --------     --------     --------      --------     --------
Net increase (decrease) in net asset value            $   0.96      $   0.98     $   1.85     $   3.41      $  (3.80)    $  (3.60)
                                                      --------      --------     --------     --------      --------     --------
Net asset value, end of period                        $  22.45      $  21.49     $  20.51     $  18.66      $  15.25     $  19.05
                                                      ========      ========     ========     ========      ========     ========
Total return*                                             5.03%         5.94%       10.93%       23.44%       (19.25)%     (11.09)%
Ratio of net expenses to average net assets+              0.95%**       0.95%        0.96%        1.00%         1.06%        1.04%
Ratio of net investment income to average net
  assets+                                                 1.11%**       1.01%        1.00%        0.87%         0.84%        0.49%
Portfolio turnover rate                                      9%**         23%          17%          11%           11%           7%
Net assets, end of period (in thousands)              $141,244      $117,720     $133,627     $ 87,488      $ 36,218     $ 12,674
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
    Net expenses                                          0.95%**       0.95%        0.96%        1.00%         1.06%        1.04%
    Net investment income                                 1.11%**       1.01%        1.00%        0.87%         0.84%        0.49%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.)
**   Annualized
+    Ratios with no reduction for fees paid indirectly.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

10   The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (Cost $387,981,138)                                 $ 502,564,707
 Receivables --
   Investment securities sold                                                                 271,151
   Fund shares sold                                                                         9,378,559
   Dividends, interest and foreign taxes withheld                                             598,463
 Other                                                                                         18,273
                                                                                        -------------
     Total assets                                                                       $ 512,831,153
                                                                                        -------------
LIABILITIES:
 Payables --
   Investment securities purchased                                                      $     835,823
   Fund shares repurchased                                                                    652,335
 Due to bank                                                                                  299,613
 Due to affiliates                                                                             16,409
 Accrued expenses                                                                              94,767
                                                                                        -------------
     Total liabilities                                                                  $   1,898,947
                                                                                        -------------
NET ASSETS:
 Paid-in capital                                                                        $ 425,701,652
 Undistributed net investment income                                                          117,633
 Accumulated net realized gain loss                                                       (29,470,697)
 Net unrealized gain on:
   Investments                                                                            114,583,569
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                                             49
                                                                                        -------------
     Total net assets                                                                   $ 510,932,206
                                                                                        -------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                           $ 369,688,116
 Shares outstanding                                                                        16,429,291
                                                                                        -------------
   Net asset value per share                                                            $       22.50
 Class II:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                           $ 141,244,090
 Shares outstanding                                                                         6,291,688
                                                                                        -------------
   Net asset value per share                                                            $       22.45

The accompanying notes are an integral part of these financial statements.   11

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        Six Months
                                                                                          Ended
                                                                                         6/30/06
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $64,753)                                  $  5,097,295
 Interest                                                                                   110,772
                                                                                       ------------
    Total investment income                                                            $  5,208,067
                                                                                       ------------
EXPENSES:
 Management fees                                                                       $  1,640,540
 Transfer agent fees and expenses                                                             2,774
 Distribution fees (Class II)                                                               155,592
 Administrative reimbursements                                                               49,141
 Custodian fees                                                                              21,099
 Professional fees                                                                           17,706
 Printing expense                                                                            29,920
 Fees and expenses of nonaffiliated trustees                                                  3,610
 Miscellaneous                                                                                1,009
                                                                                       ------------
    Total expenses                                                                     $  1,921,391
                                                                                       ------------
    Net expenses                                                                       $  1,921,391
                                                                                       ------------
      Net investment income                                                            $  3,286,676
                                                                                       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
  Investments                                                                          $ 10,710,235
  Forward foreign currency contracts and other assets and liabilities
    denominated in foreign currencies                                                       (19,335)
                                                                                       ------------
                                                                                       $ 10,690,900
                                                                                       ------------
 Change in net unrealized gain from:
  Investments                                                                          $ 11,152,705
  Forward foreign currency contracts and other assets and liabilities
    denominated in foreign currencies                                                            49
                                                                                       ------------
                                                                                       $ 11,152,754
                                                                                       ------------
 Net gain on investments, futures contracts and foreign currency transactions          $ 21,843,654
                                                                                       ============
 Net increase in net assets resulting from operations                                  $ 25,130,330
                                                                                       ============


12    The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              Six Months
                                                                                                 Ended               Year
                                                                                                6/30/06              Ended
                                                                                              (unaudited)          12/31/05
FROM OPERATIONS:
Net investment income                                                                       $   3,286,676       $    6,406,915
Net realized gain on investments and foreign currency transactions                             10,690,900           46,679,070
Change in net unrealized gain or loss on investments and foreign currency transactions         11,152,754          (23,029,256)
                                                                                            -------------       --------------
  Net increase in net assets resulting from operations                                      $  25,130,330       $   30,056,729
                                                                                            -------------       --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                                    $  (2,525,809)      $   (5,374,313)
 Class II                                                                                        (670,506)          (1,440,262)
                                                                                            -------------       --------------
  Total distributions to shareowners                                                        $  (3,196,315)      $   (6,814,575)
                                                                                            -------------       --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                            $  43,018,367       $   42,859,167
Class I shares issued in reorganization                                                                --           53,856,933
Reinvestment of distributions                                                                   3,196,315            6,814,325
Cost of shares repurchased                                                                    (56,846,033)        (139,175,447)
Redemptions in kind                                                                                    --          (75,731,419)
                                                                                            -------------       --------------
 Net decrease in net assets resulting from Fund share transactions                          $ (10,631,351)      $ (111,376,441)
                                                                                            -------------       --------------
 Net increase (decrease) in net assets                                                      $  11,302,664       $  (88,134,287)
                                                                                            -------------       --------------
NET ASSETS:
Beginning of period                                                                         $ 499,629,542       $  587,763,829
                                                                                            -------------       --------------
End of period                                                                               $ 510,932,206       $  499,629,542
                                                                                            =============       ==============
Undistributed net investment income, end of period                                          $     117,633       $       27,272
                                                                                            =============       ==============

The accompanying notes are an integral part of these financial statements.   13

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies
The Pioneer Fund VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The investment objective of Fund Portfolio is to seek capital appreciation.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus (es). Please refer to those documents when considering the Portfolio's risks. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A.   Security Valuation
     Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange (NYSE)

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At December 31, 2005, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B.   Futures Contracts
     The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2006, Fund Portfolio had no open contracts.

C.   Foreign Currency Translation
     The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D.   Forward Foreign Currency Contracts
     The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At June 30, 2006, the Portfolio had no open forward contracts.

E.   Taxes
     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of,

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

     net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Fund VCT Portfolio had a capital loss carryforward of $39,968,844, of which the following amounts will expire between 2010 and 2011 if not utilized: $26,951,317 in 2010 and $13,017,527 in 2011.

     The tax character of current year distributions paid will be determined at the end of the fiscal year ended December 31, 2005 and the components of distributable earnings (accumulated losses) as of December 31, 2005, on a tax basis.

--------------------------------------------------------------------------------
                                                                  2005
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                                                   $ 6,814,575
Long-Term capital gain                                                     --
                                                                  -----------
                                                                  $ 6,814,575
Return of Capital                                                          --
                                                                  -----------
 Total distributions                                              $ 6,814,575
                                                                  ===========
Distributable Earnings (Accumulated Losses):
Undistributed ordinary income                                     $    27,272
Undistributed long-term gain/(capital loss carryforward)          (39,968,844)
Post-October loss deferred                                                 --
Unrealized appreciation                                           103,238,111
                                                                  -----------
 Total                                                            $63,296,539
                                                                  ===========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

F.   Portfolio Shares
     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Portfolio and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $462,503 in commissions on the sale of Portfolio shares for the six months ended June 30, 2006. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

     Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. Distributions paid by a Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G.   Securities Lending
     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Portfolio's custodian.

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

H.   Repurchase Agreements
     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006, $11,776 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3.   Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $3,729 in transfer agent fees payable to PIMSS at June 30, 2006.

4.   Distribution Plans
The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $904 payable to PFD at June 30, 2006.

5.   Aggregate Unrealized Appreciation and Depreciation
At June 30, 2006, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

------------------------------------------------------------------------------------------
                                                                                 Net
                                           Gross             Gross          Appreciation/
                        Tax Cost       Appreciation       Depreciation      (Depreciation)
------------------------------------------------------------------------------------------
Fund Portfolio        $388,173,891      $131,389,694     $(16,998,878)       $114,390,816
                      ============      ============     ============        ============
------------------------------------------------------------------------------------------

6.   Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended June 30, 2006, were $21,306,387 and $51,565,444, respectively.

7.   Capital Shares
At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005:

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                             '06 Shares      '06 Amount
Fund Portfolio                               (unaudited)     (unaudited)      '05 Shares        '05 Amount
------------------------------------------------------------------------------------------------------------------
CLASS I:
Shares sold                                      540,777    $  12,165,407         580,758     $   11,975,172
Class I shares issued in reorganization               --               --              --                 --
Reinvestment of distributions                    112,827        2,525,809         257,653          5,374,312
Shares repurchased                            (1,995,750)     (44,772,169)     (5,148,933)      (106,238,103)
                                            ------------------------------------------------------------------
Net decrease                                  (1,342,146)   $ (30,080,953)     (4,310,522)    $  (88,888,619)
                                            ==================================================================
CLASS II:
Shares sold                                    1,374,253    $  30,852,960       1,500,748     $   30,883,995
Class II shares issued in reorganization              --               --       2,567,061         53,856,933
Reinvestment of distribution                      30,016          670,506          69,257          1,440,013
Shares repurchased                              (540,293)     (12,073,864)     (1,597,303)       (32,937,344)
Redemptions in kind                                   --               --      (3,626,019)       (75,731,419)
                                            ------------------------------------------------------------------
Net increase (decrease)                          863,976    $  19,449,602      (1,086,256)    $  (22,487,822)
                                            ==================================================================
------------------------------------------------------------------------------------------------------------------

8.   Merger Information
On December 8, 2004, beneficial owners of Safeco RST Core Equity Portfolio, Safeco RST Money Market Portfolio and Safeco RST Multi-Cap Core Portfolio, three of the six portfolios that comprised Safeco Resources Series Trust, approved a proposed Agreement and Plan of Reorganization that provided for the mergers listed. These tax-free reorganizations were accomplished on December 10, 2004 ("Closing Date"), by exchanging all of the Safeco's net assets for Class I shares as indicated below, based on Class I share's ending net asset value on the Closing Date. The following charts show the details of the reorganizations as of that Closing Date:

---------------------------------------------------------------------------------------------------
                              Pioneer Fund VCT          Safeco RST Core         Pioneer Fund VCT
                                  Portfolio            Equity Portfolio             Portfolio
                            (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
---------------------------------------------------------------------------------------------------
Net Assets                     $281,591,969             $298,220,832             $879,147,352
Shares Outstanding               13,990,134               12,804,673               28,812,243
                               ------------             ------------             ------------
Class I Shares Issued                                                            $ 14,822,109
                                                                                 ============
---------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                       Unrealized Appreciation     Realized Gain/(Loss)
                                           on Closing Date           on Closing Date
-----------------------------------------------------------------------------------------
Safeco RST Core Equity Portfolio            $68,714,366               $20,662,968
                                            ===========               ===========
-----------------------------------------------------------------------------------------

Pioneer Fund VCT Portfolio                      PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, on November 4, 2005, beneficial owners of AmSouth VIF Select Equity Portfolio approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on November 4, 2005, by exchanging all of the AmSouth Fund's net assets for Class II shares as indicated below, based on Class II share's ending net asset value on the Closing Date. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

----------------------------------------------------------------------------------------------------
                               Pioneer Fund VCT            AmSouth VIF           Pioneer Fund VCT
                                   Portfolio              Select Equity              Portfolio
                             (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
Net Assets                      $444,635,312              $53,856,933             $498,492,245
Shares Outstanding                21,144,152                4,928,631               23,711,213
                                ------------              -----------             ------------
Class II Shares Issued                                                            $  2,567,061
                                                                                  ============
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                Unrealized Appreciation     Realized Gain/(Loss)
                                    on Closing Date           on Closing Date
--------------------------------------------------------------------------------
AmSouth VIF Select Equity            $4,928,126                $ (49,233)
                                     ==========                =========
--------------------------------------------------------------------------------

[LOGO] PIONEER
       Investments(R)


Pioneer Variable Contracts Trust

Officers                                             Trustees
John F. Cogan, Jr., President                        John F. Cogan, Jr., Chairman
Osbert M. Hood, Executive Vice President             David R. Bock
Vincent Nave, Treasurer                              Mary K. Bush
Dorothy E. Bourassa, Secretary                       Margaret B.W. Graham
                                                     Thomas J. Perna
                                                     Marguerite A. Piret
                                                     John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC


General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.


                                                                   19620-00-0806


                                                           [LOGO] PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST
                          Pioneer Growth Shares VCT Portfolio -- Class II Shares

                                                               SEMIANNUAL REPORT

                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Growth Shares VCT Portfolio

  Portfolio and Performance Update                   2

  Comparing Ongoing Portfolio Expenses               3

  Portfolio Management Discussion                    4

  Schedule of Investments                            6

  Financial Statements                               8

  Notes to Financial Statements                     12

  Trustees, Officers and Service Providers          16

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                 89.3%
Depositary Receipts for International Stocks                        5.9%
Temporary Cash Investment                                           4.8%

Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                             30.5%
Health Care                                                        23.4%
Industrials                                                        11.9%
Consumer Discretionary                                             11.8%
Consumer Staples                                                   10.5%
Financials                                                          5.4%
Utilities                                                           2.8%
Energy                                                              1.9%
Materials                                                           1.8%

Five Largest Holdings
(As a percentage of equity holdings)

1. Microsoft Corp.                                                 5.22%
2. Cisco Systems, Inc.                                             4.16
3. Altria Group, Inc.                                              4.10
4. Amgen, Inc.                                                     4.00
5. Boston Scientific Corp.                                         4.00

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------

Prices and Distributions

                                                    6/30/06     12/31/05
Net Asset Value per Share                           $ 12.82     $ 13.20


                                    Net
Distributions per Share             Investment     Short-Term      Long-Term
(1/1/06 - 6/30/06)                  Income         Capital Gains   Capital Gains
                                    $  -           $  -            $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Growth Shares VCT Portfolio at net asset value, compared to that of the Russell 1000 Growth Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA IS A REPRESENTATION OF A LINE CHART IN THE PRINTED MATERIAL]

                                        Pioneer Growth        Russell 1000
                                      Shares VCT Portfolio    Growth Index
10/97                                        10000                10000
 6/98                                        12553                12690
 6/99                                        14909                16150
 6/00                                        14579                20294
 6/01                                        12248                12953
 6/02                                         8069                 9522
 6/03                                         7959                 9802
 6/04                                         8709                11554
 6/05                                         9158                11749
 6/06                                         9393                12467

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                                     -0.72%
(10/31/97)
5 Years                                                           -5.17%
1 Year                                                             2.56%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Growth Shares VCT Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006

Share Class                                          II
-----------------------------------------------------------
Beginning Account Value on 1/1/06                $ 1,000.00
Ending Account Value on 6/30/06                  $   971.20
Expenses Paid During Period*                     $     6.35

* Expenses are equal to the Portfolio's annualized expense ratio of 1.30% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Growth Shares VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006.

Share Class                                          II
-----------------------------------------------------------
Beginning Account Value on 1/1/06                $ 1,000.00
Ending Account Value on 6/30/06                  $ 1,018.35
Expenses Paid During Period*                     $     6.51

* Expenses are equal to the Portfolio's annualized expense ratio of 1.30% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

The domestic stock market produced modest returns over the first half of 2006. The stock market began the year with a strong rally, but the bull market faded in May and June as investors focused more on the possibility that rising interest rates might stall the economy. As they have done in the two previous years, value stocks tended to outperform growth, and highly cyclical companies, including those with exposures to commodities, outperformed traditional growth companies. In the following interview, Christopher M. Galizio and Stephen A. Balter, co-managers of Growth Shares VCT Portfolio, discuss the markets and the factors that influenced performance over the six months.

Q.   How did the Fund perform during the six months ended June 30, 2006?

A. Pioneer Growth Shares VCT Portfolio, Class II, had a total return of -2.88% for the six months, at net asset value. During the same period, the Russell 1000 Growth Index produced a total return of -0.93%, while the average return of the 199 funds in Lipper's Large-Cap Growth variable annuity fund category was -2.44%.

     Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What were your principal strategies, and how did they influence performance?

A. The Portfolio was positioned to benefit from a growth environment, with an emphasis on those companies, including health care companies and information technology corporations, that were likely beneficiaries of long-term trends. While, we thought - and we continue to believe - that the best investment values can be found in those areas, the emphasis hurt results during the six months, when cyclical companies in sectors such as materials and industrials tended to lead the market.

     We have favored health care because of the opportunities created as the large baby boomer generation ages and requires more health care services and products, including medical devices as well as pharmaceuticals. These companies have underperformed recently, however, and have begun to offer very attractive prices. We favored information technology corporations because of the growth of the Internet and demand for more complex files, including video, which generates more demand for hardware, such as switches, routers and other devices. Companies such as Cisco Systems and F 5 Networks are potential beneficiaries of this multi-year trend.

     As we increased the exposure to those areas, we reduced positions in energy and materials, both of which looked very expensive. However, these decisions did not help results for the six months, as energy and materials continued to gain, while health care and information technology continued to underperform.

Q. What were some of the individual investments that most affected results for the six months?

A. Two of the most significant detractors were health care companies, Boston Scientific and Teva Pharmaceuticals. Each declined for a company-specific reason. Boston Scientific, a leading producer of devices used in cardiac therapies, won a bidding war against Johnson & Johnson and acquired another cardiac device company, Guidant. Investors generally believed Boston Scientific overpaid for Guidant. We tend to agree with that opinion, but we think that the combination of Boston Scientific and Guidant will be a powerful company with excellent prospects over the longer term. Teva is a leading manufacturer of generic pharmaceuticals. However, investors became concerned about future revenues from generic drugs if prices start falling because of the greater emphasis on controlling health care costs.

     Several holdings had positive impacts on results. One was TXU, the Texas-based utility, which lowered its costs by placing greater emphasis on coal-fired plants at the same time it received favorable regulatory rulings regarding rate structures. Cisco Systems contributed as its routers remained in strong demand from Internet activity, while pharmacy chain CVS successfully integrated two acquisitions into its operations and exceeded earnings expectations.

A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q.   What is your investment outlook?

A. At the midpoint of 2006, the financial markets are encountering a number of challenges that are worsened by rising geopolitical tensions. The economy appears to be slowing, primarily as a result of hikes in interest rates, but also because of rising energy and commodity prices. In this environment, stock prices are likely to move unevenly, and individual stock selection will be important in influencing results.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

   Shares                                                      Value
             COMMON STOCKS - 100.5%
             Energy - 2.0%
             Integrated Oil & Gas - 2.0%
    5,500    ConocoPhillips                              $   360,415
    8,000    Repsol SA (A.D.R.)                              224,480
                                                         -----------
                                                         $   584,895
                                                         -----------
             Total Energy                                $   584,895
                                                         -----------
             Materials - 1.8%
             Diversified Chemical - 1.8%
   14,100    Dow Chemical Co.                            $   550,323
                                                         -----------
             Total Materials                             $   550,323
                                                         -----------
             Capital Goods - 12.0%
             Aerospace & Defense - 3.9%
    3,800    L-3 Communications Holdings, Inc.           $   286,596
   13,700    United Technologies Corp.                       868,854
                                                         -----------
                                                         $ 1,155,450
                                                         -----------
             Industrial Conglomerates - 8.1%
    9,600    3M Co.                                      $   775,392
   32,100    General Electric Co.                          1,058,016
   21,500    Tyco International, Ltd.                        591,250
                                                         -----------
                                                         $ 2,424,658
                                                         -----------
             Total Capital Goods                         $ 3,580,108
                                                         -----------
             Consumer Durables & Apparel - 1.3%
             Footwear - 1.3%
    5,000    Nike, Inc.                                  $   405,000
                                                         -----------
             Total Consumer Durables & Apparel           $   405,000
                                                         -----------
             Consumer Services - 1.3%
             Hotels, Resorts & Cruise Lines - 1.3%
    9,400    Carnival Corp.                              $   392,356
                                                         -----------
             Total Consumer Services                     $   392,356
                                                         -----------
             Media - 2.1%
             Broadcasting & Cable TV - 1.1%
    3,775    Liberty Media Holding Corp.*                $   316,232
                                                         -----------
             Movies & Entertainment - 1.0%
    8,350    Viacom, Inc. (Class B)                      $   299,264
                                                         -----------
             Total Media                                 $   615,496
                                                         -----------
             Retailing - 7.1%
             Apparel Retail - 3.6%
   10,600    Abercrombie & Fitch Co.                     $   587,558
   21,100    TJX Companies, Inc.                             482,346
                                                         -----------
                                                         $ 1,069,904
                                                         -----------
             Home Improvement Retail - 3.5%
   29,400    Home Depot, Inc.                            $ 1,052,226
                                                         -----------
             Total Retailing                             $ 2,122,130
                                                         -----------

   Shares                                                      Value
             Food & Drug Retailing - 2.2%
             Drug Retail - 2.2%
   21,700    CVS Corp.                                   $   666,190
                                                         -----------
             Total Food & Drug Retailing                 $   666,190
                                                         -----------
             Food, Beverage & Tobacco - 4.9%
             Soft Drinks - 0.8%
    2,700    Fomento Economico Mexicano SA de CV*        $   226,044
                                                         -----------
             Tobacco - 4.1%
   16,800    Altria Group, Inc.                          $ 1,233,624
                                                         -----------
             Total Food, Beverage & Tobacco              $ 1,459,668
                                                         -----------
             Household & Personal Products - 3.5%
             Household Products - 3.5%
   18,800    Procter & Gamble Co.                        $ 1,045,280
                                                         -----------
             Total Household &
             Personal Products                           $ 1,045,280
                                                         -----------
             Health Care Equipment & Services - 7.9%
             Health Care Equipment - 5.5%
   14,600    Biomet, Inc.                                $   456,834
   71,353    Boston Scientific Corp.*                      1,201,585
                                                         -----------
                                                         $ 1,658,419
                                                         -----------
             Health Care Supplies - 1.2%
    7,800    Cooper Companies, Inc.(a)                   $   345,462
                                                         -----------
             Managed Health Care - 1.2%
    9,000    Aetna, Inc.*                                $   359,370
                                                         -----------
             Total Health Care
             Equipment & Services                        $ 2,363,251
                                                         -----------
             Pharmaceuticals & Biotechnology - 15.6%
             Biotechnology - 5.8%
   18,458    Amgen, Inc.*                                $ 1,204,015
    8,900    Gilead Sciences, Inc.*                          526,524
                                                         -----------
                                                         $ 1,730,539
                                                         -----------
             Pharmaceuticals - 9.8%
   12,400    Astrazeneca Plc (A.D.R.)                    $   741,768
    9,700    Eli Lilly & Co.                                 536,119
   11,300    Johnson & Johnson                               677,096
   16,892    Par Pharmaceutical Co., Inc.*(a)                311,826
   20,904    Teva Pharmaceutical Industries, Ltd.(a)         660,357
                                                         -----------
                                                         $ 2,927,166
                                                         -----------
             Total Pharmaceuticals &
             Biotechnology                               $ 4,657,705
                                                         -----------
             Diversified Financials - 5.5%
             Asset Management & Custody Banks - 2.2%
    5,400    Franklin Resources, Inc.*                   $   468,774
    2,000    Legg Mason, Inc.*                               199,040
                                                         -----------
                                                         $   667,814
                                                         -----------

6 The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                      Value
             Consumer Finance - 2.3%
   12,600    American Express Co.                        $   670,572
                                                         -----------
             Investment Banking & Brokerage - 1.0%
    4,300    Merrill Lynch & Co., Inc.                   $   299,108
                                                         -----------
             Total Diversified Financials                $ 1,637,494
                                                         -----------
             Software & Services - 7.9%
             Systems Software - 7.9%
   36,900    Macrovision Corp.*                          $   794,088
   67,300    Microsoft Corp.                               1,568,090
                                                         -----------
                                                         $ 2,362,178
                                                         -----------
             Total Software & Services                   $ 2,362,178
                                                         -----------
             Technology Hardware & Equipment - 18.3%
             Communications Equipment - 12.3%
   64,050    Cisco Systems, Inc.*                        $ 1,250,897
   23,300    Corning, Inc.*                                  563,627
    6,060    F5 Networks, Inc.*                              324,089
   18,000    Foundry Networks, Inc.*                         191,880
   40,380    Juniper Networks, Inc.*                         645,676
   35,500    Motorola, Inc.                                  715,325
                                                         -----------
                                                         $ 3,691,494
                                                         -----------
             Computer Hardware - 6.0%
   11,100    Apple Computer, Inc.*                       $   634,032
   35,800    Dell, Inc.*                                     873,878
   18,070    Palm, Inc.*(a)                                  290,927
                                                         -----------
                                                         $ 1,798,837
                                                         -----------
             Total Technology
             Hardware & Equipment                        $ 5,490,331
                                                         -----------
             Semiconductors - 4.4%
             Semiconductors - 4.4%
   10,790    Maxim Integrated Products*                  $   346,467
   31,800    Texas Instruments, Inc.                         963,222
                                                         -----------
                                                         $ 1,309,689
                                                         -----------
             Total Semiconductors                        $ 1,309,689
                                                         -----------
             Utilities - 2.7%
             Independent Power Producer &
             Energy Traders - 2.7%
   13,800    TXU Corp.                                   $   825,102
                                                          -----------
             Total Utilities                             $   825,102
                                                         -----------
             TOTAL COMMON STOCKS
             (Cost $30,881,619)                          $30,067,196
                                                         -----------

   Shares                                                      Value
             TEMPORARY CASH INVESTMENTS - 5.1%
             Security Lending Collateral - 5.1%
1,519,655    Securities Lending Investment
             Fund, 5.16%                                 $ 1,519,655
                                                         -----------
             TOTAL TEMPORARY CASH
             INVESTMENTS
             (Cost $1,519,655)                           $ 1,519,655
                                                         -----------
             TOTAL INVESTMENT
             IN SECURITIES - 105.6%
             (Cost $32,401,274)                          $31,586,851
                                                         -----------
             OTHER ASSETS
             AND LIABILITIES - (5.6)%                    $(1,673,720)
                                                         -----------
             TOTAL NET ASSETS - 100.0%                   $29,913,131
                                                         -----------

*        Non-income producing security.
(A.D.R.) American Depositary Receipt.
(a)      At June 30, 2006, the following securities were out on loan:

   Shares    Security                                        Value
    7,722    Cooper Companies, Inc.                      $   342,007
   14,820    Palm, Inc.*                                     238,602
   11,514    Par Pharmaceutical Co., Inc.*                   212,548
   20,695    Teva Pharmaceutical Industries, Ltd.            653,755
                                                         -----------
             Total                                       $ 1,446,912
                                                         ===========

The accompanying notes are an integral part of these financial statements. 7

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended         Year        Year       Year        Year        Year
                                                              6/30/06        Ended       Ended      Ended       Ended       Ended
Class II                                                    (unaudited)    12/31/05    12/31/04   12/31/03    12/31/02    12/31/01
Net asset value, beginning of period                           $ 13.20     $  12.87    $  12.10   $   9.70    $  14.94    $  18.50
                                                               -------     --------    --------   --------    --------    --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                  $  0.00(a)  $  (0.02)   $   0.06   $  (0.02)   $  (0.13)   $  (0.05)
 Net realized and unrealized gain (loss) on investments          (0.38)        0.43        0.71       2.42       (5.11)      (3.51)
                                                               -------     --------    --------   --------    --------    --------
  Net increase (decrease) from investment operations           $ (0.38)    $   0.41    $   0.77   $   2.40    $  (5.24)   $  (3.56)
Distributions to shareowners:
 Net investment income                                              --        (0.08)         --         --          --          --
                                                               -------     --------    --------   --------    --------    --------
 Net increase (decrease) in net asset value                    $ (0.38)    $   0.33    $   0.77   $   2.40    $  (5.24)   $  (3.56)
                                                               -------     --------    --------   --------    --------    --------
 Net asset value, end of period                                $ 12.82     $  13.20    $  12.87   $  12.10    $   9.70    $  14.94
                                                               =======     ========    ========   ========    ========    ========
Total return*                                                    (2.88)%       3.19%       6.36%     24.74%     (35.07)%    (19.24)%
Ratio of net expenses to average net assets+                      1.30%**      1.24%       1.25%      1.44%       1.63%       1.58%
Ratio of net investment income (loss) to average net assets+      0.01%**     (0.09)%      0.74%     (0.40)%     (0.64)%     (0.61)%
Portfolio turnover rate                                            102%**        79%        206%        58%         86%        111%
Net assets, end of period (in thousands)                       $ 6,467     $  7,096    $  7,749   $  3,049    $    263    $    658
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.30%**      1.24%       1.26%      1.44%       1.63%       1.58%
 Net investment income (loss)                                     0.01%**     (0.09)%      0.73%     (0.40)%     (0.64)%     (0.61)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:          1.30%**      1.24%       1.25%      1.44%       1.63%       1.58%
 Net expenses                                                     0.01%**     (0.09)%      0.74%     (0.40)%     (0.64)%     (0.61)%
 Net investment income (loss)

(a)  Amount rounds to less than one cent per share
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

8 The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $1,446,912)
  (Cost $32,401,274)                                                                $  31,586,851
 Receivables --
  Investment securities sold                                                            1,235,287
  Dividends, interest and foreign taxes withheld                                           51,596
 Other                                                                                      3,774
                                                                                    -------------
   Total assets                                                                     $  32,877,508
                                                                                    -------------
LIABILITIES:
 Payables --
  Investment securities purchased                                                   $   1,188,348
  Fund shares repurchased                                                                  52,196
  Upon return of securities loaned                                                      1,519,655
 Due to bank                                                                              169,467
 Due to affiliates                                                                          8,400
 Accrued expenses                                                                          26,311
                                                                                    -------------
   Total liabilities                                                                $   2,964,377
                                                                                    -------------
NET ASSETS:
 Paid-in capital                                                                    $  66,458,982
 Undistributed net investment income                                                       39,631
 Accumulated net realized loss on investments                                         (35,771,059)
 Net unrealized loss on investments                                                      (814,423)
                                                                                    -------------
   Total net assets                                                                 $  29,913,131
                                                                                    -------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                        $  23,445,764
 Shares outstanding                                                                     1,804,084
                                                                                    -------------
  Net asset value per share                                                         $       13.00
 Class II:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                        $   6,467,367
 Shares outstanding                                                                       504,366
                                                                                    -------------
  Net asset value per share                                                         $       12.82

The accompanying notes are an integral part of these financial statements. 9

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     Six Months
                                                                                        Ended
                                                                                       6/30/06
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $1,892)                                 $    208,529
 Interest                                                                                   3,834
 Income on securities loaned, net                                                             480
                                                                                     ------------
  Total investment income                                                            $    212,843
                                                                                     ------------
EXPENSES:
 Management fees                                                                     $    114,866
 Transfer agent fees and expenses                                                           5,007
 Distribution fees (Class II)                                                               8,674
 Administrative reimbursements                                                              9,558
 Custodian fees                                                                            12,820
 Professional fees                                                                         14,032
 Printing expense                                                                           5,837
 Fees and expenses of nonaffiliated trustees                                                2,072
 Miscellaneous                                                                                180
                                                                                     ------------
  Total expenses                                                                     $    173,046
                                                                                     ------------
  Net expenses                                                                       $    173,046
                                                                                     ------------
    Net investment income                                                            $     39,797
                                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from investments                                                  $    853,762
                                                                                     ------------
 Change in net unrealized loss from investments                                      $ (1,707,559)
                                                                                     ------------
 Net loss on investments                                                             $   (853,797)
                                                                                     ============
 Net decrease in net assets resulting from operations                                $   (814,000)
                                                                                     ============

10 The accompanying notes are an integral part of these financial statements.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      Six Months
                                                                                        Ended           Year
                                                                                       6/30/06         Ended
                                                                                     (unaudited)      12/31/05
FROM OPERATIONS:
Net investment income                                                                $     39,797    $     49,245
Net realized gain on investments                                                          853,762       3,211,502
Change in net unrealized loss on investments                                           (1,707,559)     (2,083,627)
                                                                                     ------------    ------------
  Net increase (decrease) in net assets resulting from operations                    $   (814,000)   $  1,177,120
                                                                                     ------------    ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                             $    (49,224)   $   (221,887)
 Class II                                                                                      --         (50,023)
                                                                                     ------------    ------------
  Total distributions to shareowners                                                 $    (49,224)   $   (271,910)
                                                                                     ------------    ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                     $    605,124    $  2,192,354
Reinvestment of distributions                                                              49,224         271,910
Cost of shares repurchased                                                             (3,959,678)     (9,337,142)
                                                                                     ------------    ------------
 Net decrease in net assets resulting from Fund share transactions                   $ (3,305,330)   $ (6,872,878)
                                                                                     ------------    ------------
 Net decrease in net assets                                                          $ (4,168,554)   $ (5,967,668)
                                                                                     ------------    ------------
NET ASSETS:
Beginning of period                                                                  $ 34,081,685    $ 40,049,353
                                                                                     ------------    ------------
End of period                                                                        $ 29,913,131    $ 34,081,685
                                                                                     ============    ============
Undistributed net investment income, end of period                                   $     39,631    $     49,058
                                                                                     ============    ============

The accompanying notes are an integral part of these financial statements. 11

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Growth Shares VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

     Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
     Pioneer Europe VCT Portfolio (Europe Portfolio)
     Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
     Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
     Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
     Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
     Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
     Pioneer Balanced VCT Portfolio (Balanced Portfolio)
     Pioneer High Yield VCT Portfolio (High Yield Portfolio)
     Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
     Pioneer America Income VCT Portfolio (America Income Portfolio)
     Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
     Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
     Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
     Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
     Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
     Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
     Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
     Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
     Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
     Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
     Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
     Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
     Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

The investment objective of Growth Shares Portfolio is to seek capital appreciation.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. At June 30, 2006, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

     Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus. Please refer to those documents when considering the Portfolio's risks.

B.   Taxes

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Growth Shares Portfolio had a net capital loss carryforward of $36,182,632, of which the following amounts will expire between 2009 and 2011, if not utilized: $9,618,208 in 2009, $19,245,183 in
     2010 and $7,319,241 in 2011.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2005 and the distributions paid during the year ended December 31, 2005 on a tax basis.

--------------------------------------------------------------------------------
                                                                       2005
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                   $     271,910
 Long-Term Capital Gain                                                       --
                                                                   -------------
                                                                   $     271,910
 Return of Capital                                                            --
                                                                   -------------
  Total Distributions                                              $     271,910
                                                                   -------------
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                     $      49,058
 Undistributed long-term gain/(capital loss carryforward)            (36,182,632)
 Unrealized appreciation (depreciation)                                  450,947
                                                                   -------------
   Total                                                           $ (35,682,627)
                                                                   =============
--------------------------------------------------------------------------------

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

C.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

     Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and the distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees.

D.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or sub custodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006, $897 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $7,459 in transfer agent fees payable to PIMSS at June 30, 2006.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $44 payable to PFD at June 30, 2006.

Pioneer Growth Shares VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2006, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

-------------------------------------------------------------------------------------------
                                                                                  Net
                                               Gross             Gross       Appreciation/
                               Tax Cost     Appreciation      Depreciation   (Depreciation)
-------------------------------------------------------------------------------------------
Growth Shares Portfolio      $32,843,463     $1,327,536       $ (2,584,148)  $ (1,256,612)
                             ===========     ==========       ============   ============
-------------------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2006, were $16,547,824 and $19,750,398, respectively.

7. Capital Shares

At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 30, 2005:

-------------------------------------------------------------------------------------------
                                  '06 Shares      '06 Amount
Growth Shares Portfolio          (unaudited)     (unaudited)    '05 Shares      '05 Amount
-------------------------------------------------------------------------------------------
CLASS I:
Shares sold                           14,376    $    195,725        34,054    $    438,600
Reinvestment of distributions          3,819          49,224        17,362         221,887
Shares repurchased                  (229,888)     (3,115,703)     (512,773)     (6,658,363)
                                 ---------------------------------------------------------
Net decrease                        (211,693)   $ (2,870,754)     (461,357)   $ (5,997,876)
                                 =========================================================
CLASS II:
Shares sold                           30,827    $    409,399       137,249    $  1,753,754
Reinvestment of distributions             --              --         3,965          50,023
Shares repurchased                   (63,951)       (843,975)     (205,695)     (2,678,779)
                                 ---------------------------------------------------------
Net decrease                         (33,124)   $   (434,576)      (64,481)   $   (875,002)
                                 =========================================================
-------------------------------------------------------------------------------------------

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Officers                                        Trustees
John F. Cogan, Jr., President                   John F. Cogan, Jr., Chairman
Osbert M. Hood, Executive Vice President        David R. Bock
Vincent Nave, Treasurer                         Mary K. Bush
Dorothy E. Bourassa, Secretary                  Margaret B.W. Graham
                                                Thomas J. Perna
                                                Marguerite A. Piret
                                                John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

                                                                   19627-00-0806

                                                            [LOGO]PIONEER
                                                                  Investments(R)


                                                PIONEER VARIABLE CONTRACTS TRUST
                             Pioneer High Yield VCT Portfolio -- Class II Shares


                                                               SEMIANNUAL REPORT
                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST


Table of Contents
--------------------------------------------------------------------------------

Pioneer High Yield VCT Portfolio

  Portfolio and Performance Update                                             2

  Comparing Ongoing Portfolio Expenses                                         3

  Portfolio Management Discussion                                              4

  Schedule of Investments                                                      5

  Financial Statements                                                        11

  Notes to Financial Statements                                               15

  Trustees, Officers and Service Providers                                    20


Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment in securities)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Corporate Bonds                                                        73.3%
U.S. Common Stocks                                                          14.1%
Convertible Corporate Bonds                                                  7.2%
Convertible Preferred Stocks                                                 2.0%
U.S. Preferred Stocks                                                        1.8%
Temporary Cash Investment                                                    1.6%


Maturity Distribution
(As a percentage of total investment in securities)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

0-1 year                                                                     1.8%
1-3 years                                                                   16.5%
3-4 years                                                                   20.4%
4-6 years                                                                   49.8%
6-8 years                                                                    8.1%
8+ years                                                                     3.4%


Five Largest Holdings
(As a percentage of long-term holdings)

 1.   Mueller Industries, Inc.,
        6.0%, 11/1/14                                                      4.20%
 2.   DRS Technologies, Inc.,
        6.875%, 11/1/13                                                    3.70
 3.   Wesco Distribution, Inc.,
        7.5%, 10/15/17 (144A)                                              3.37
 4.   Forest City Enterprises,
        7.625%, 6/1/15                                                     3.33
 5.   Allegheny Energy Supply,
        7.8%, 3/15/11                                                      3.29

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------

Prices and Distributions

                              6/30/06        12/31/05
Net Asset Value per Share     $ 10.57        $ 10.88


                              Net
Distributions per Share       Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)            Income         Capital Gains     Capital Gains
                              $ 0.2975       $ 0.0731          $ 0.0801

--------------------------------------------------------------------------------
Performance of a $10,000 Investment
The following chart shows the change in value of an investment made in Pioneer High Yield VCT Portfolio at net asset value, compared to that of Merrill Lynch
(ML) High Yield Master II Index and of the ML Index of Convertible Bonds (Speculative Quality). Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

           Pioneer High Yield     ML High Yield     ML Convertible Bonds
             VCT Portfolio          Master II       Speculative Quality
5/00            10000                 10000               10000
6/00            10690                 10193               10511
6/01            11846                 10099                8075
6/02            12427                  9658                7378
6/03            14688                 11803                9201
6/04            16073                 13006               11096
6/05            17156                 14387               11243
6/06            17822                 15064               12329

Index comparisons begin on 4/30/00. The ML High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. The ML Index of Convertible Bonds (speculative quality) is a commonly accepted measure of the performance of speculative grade convertible bond securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)
--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                                              9.47%
(5/1/00)
5 Years                                                                    8.51%
1 Year                                                                     3.89%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer High Yield VCT Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006.



      Share Class                                                   II
      --------------------------------------------------------------------
      Beginning Account Value on 1/1/06                         $ 1,000.00
      Ending Account Value on 6/30/06                           $ 1,013.00
      Expenses Paid During Period*                              $     4.94

* Expenses are equal to the Portfolio's annualized expense ratio of 0.99% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer High Yield VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006.

      Share Class                                                   II
      --------------------------------------------------------------------
      Beginning Account Value on 1/1/06                         $ 1,000.00
      Ending Account Value on 6/30/06                           $ 1,019.89
      Expenses Paid During Period*                              $     4.96

* Expenses are equal to the Portfolio's annualized expense ratio of 0.99% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

During the six months ended June 30, 2006, sustained economic growth helped high-yield bonds provide positive returns driven by healthy interest income. Below, Portfolio Manager Margaret Patel describes the high-yield market and explains why the Portfolio underperformed its benchmark.

Q. How did the Portfolio perform?

A. During the six months ended June 30, 2006, the Portfolio's Class II shares had a total return based on net asset value of 1.30%. By comparison, the Merrill Lynch High Yield Master II Index returned 3.07%, and the 103 Lipper Variable Annuity High Current Yield funds returned an average 2.39%.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What factors drove the high-yield market during the past six months?

A. Positive economic fundamentals and low default rates helped high-yield bonds post generally positive returns during the period, driven largely by coupon income. However, these returns were muted due to price declines, as yields moved higher in reaction to rising Treasury rates. (Bond prices and yields move in opposite directions.) Treasury yields increased because the Federal Reserve Board continued its program of gradually withdrawing liquidity from the marketplace through a steady program of short-term interest rate hikes. Overall, two areas of the high-yield market outperformed: lower-quality CCC-rated issues and bonds in the automotive sector.

Q. Why did the Portfolio lag the Merrill Lynch High Yield Master II Index?

A. The Portfolio lagged because of our credit-quality positioning. We continued to emphasize the higher-quality segments of the high-yield market, because we felt that the extra yield offered by lower-quality bonds did not adequately compensate the Portfolio for the greater level of risk of potential future bankruptcies or erosion in credit quality inherent in lower-quality issues. During the period, lower-quality CCC-rated bonds significantly outperformed higher-quality securities, leading to our underperformance. Our decision generally to avoid the automotive sector also held back relative returns, as bonds from this group offered strong relative performance.

Q. Which investments performed best during the period? Which disappointed?

A. One of the Portfolio's top performers was a company that was acquired, leading to the substantial appreciation of its price. Hotel real estate investment trust (REIT) MeriStar Hospitality was bought by private equity firm The Blackstone Group, with our holdings of the company's common stock purchased at a premium. The convertible bonds of Coeur D'Alene Mines rose due to gains in silver prices.

   On the down side, the common stock of PDL BioPharma declined due to lower-than-expected royalty revenues from its leading products. Convertible securities issued by Lyondell, listed in the Portfolio's holdings as Millennium Chemical, depreciated along with the underlying stock price because of concerns about slowing end demand, softer prices, and the negative impact of a lead paint suit. Advertising agency Interpublic Group declined as investors became impatient with the pace of the company's reorganization as well as slow growth in its advertising businesses. Finally, Canadian paper and forest products manufacturer Abitibi Consolidated fell because the strength of the Canadian dollar increased its costs and due to concerns about declining demand for newsprint.

Q. What is your outlook?

A. We expect the fundamentals of the U.S. economy to remain strong, with growth in U.S. gross domestic product near its long-term trend rate of about 3% per year. We also anticipate that default rates should remain low (compared to historical averages) because of the strong economy and ample liquidity in the markets, which has made access to capital to even the most marginal of borrowers rather easy. In terms of the Portfolio, we feel it is best to maintain a relatively high credit quality, as lower-rated securities historically have proved more vulnerable during economic slowdowns. We also have moved some assets into equities to gain exposure to a wider range of industries and because, in some cases, they offer greater capital appreciation potential than bonds, whose prices would decline should rates continue to rise.


   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

A Word About Risk:

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Portfolio will generally fall. Conversely, when interest rates fall the prices of fixed income securities in the Portfolio will generally rise. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

             S&P/Moody's
             Ratings
  Shares     (unaudited)                                                        Value
                          CONVERTIBLE PREFERRED STOCKS - 2.0%
                          Materials - 1.4%
                          Diversified Metals & Mining - 1.4%
   1,200     NR/NR        Freeport-MC Copp., 5.5%, 12/31/49               $ 1,504,050
                                                                          -----------
                          Total Materials                                 $ 1,504,050
                                                                          -----------
                          Banks - 0.6%
                          Thrifts & Mortgage Finance - 0.6%
  14,000     NR/NR        Sovereign Cap Trust IV, 4.375%, 3/1/34          $   633,500
                                                                          -----------
                          Total Banks                                     $   633,500
                                                                          -----------
                          TOTAL CONVERTIBLE PREFERRED STOCKS              $ 2,137,550
                                                                          -----------
                          (Cost $1,831,500)

 Principal
    Amount
   USD ($)
                          CONVERTIBLE CORPORATE BONDS - 7.1%
                          Materials - 1.0%
                          Commodity Chemicals - 0.3%
   200,000     B+/B1      Millennium Chemicals, Inc., 4.0%, 11/15/23      $  358,250
                                                                          ----------
                          Gold - 0.7%
   800,000     B-/NR      Coeur D'Alene Mines Corp 1.25%, 1/15/24         $  728,000
                                                                          ----------
                          Total Materials                                 $1,086,250
                                                                          ----------
                          Capital Goods - 1.5%
                          Electrical Component & Equipment - 1.5%
 2,595,000     BB-/B1     Roper Industries, Inc., 1.4813%, 1/15/34        $1,576,463
                                                                          ----------
                          Total Capital Goods                             $1,576,463
                                                                          ----------
                          Media - 1.7%
                          Advertising - 1.7%
 1,800,000     B/Ba3      Interpublic Group Cos., 4.5%, 3/15/23           $1,770,750
                                                                          ----------
                          Total Media                                     $1,770,750
                                                                          ----------
                          Retailing - 0.9%
                          Automotive Retail - 0.9%
 1,000,000     B/B3       Sonic Automotive, Inc., 5.25%, 5/7/09           $  978,750
                                                                          ----------
                          Total Retailing                                 $  978,750
                                                                          ----------
                          Health Care Equipment & Services - 0.6%
                          Health Care Equipment - 0.6%
   375,000     NR/NR      Epix Medical, 3.0%, 6/15/24 (144A)              $  251,250
   450,000     NR/NR      Wilson Greatbatch Tech., 2.25%, 6/15/13            391,500
                                                                          ----------
                                                                          $  642,750
                                                                          ----------
                          Total Health Care Equipment & Services          $  642,750
                                                                          ----------


  The accompanying notes are an integral part of these financial statements. 5

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                         (continued)
--------------------------------------------------------------------------------

 Principal     S&P/Moody's
    Amount     Ratings
   USD ($)     (unaudited)                                                          Value
                          Technology Hardware & Equipment - 1.4%
                          Electronic Equipment & Instruments - 1.2%
   300,000     NR/NR      Flir Systems, Inc., 3.0%, 6/1/23                     $  360,000
 1,000,000     NR/NR      Veeco Instruments, 4.125%, 12/21/08                     972,500
                                                                               ----------
                                                                               $1,332,500
                                                                               ----------
                          Technology Distributors - 0.2%
   300,000     NR/ NR     Bell Microproducts, Inc., 3.75%, 3/5/24              $  250,125
                                                                               ----------
                          Total Technology Hardware & Equipment                $1,582,625
                                                                               ----------
                          TOTAL CONVERTIBLE CORPORATE BONDS                    $7,637,588
                                                                               ----------
                          (Cost $8,078,583)

    Shares
                          PREFERRED STOCK - 1.8%
                          Real Estate - 1.8%
                          Real Estate Management & Development - 1.8%
  75,000                  Forest City Enterprises, 7.375%, 2/1/34              $1,871,250
                                                                               ----------
                          Total Real Estate                                    $1,871,250
                                                                               ----------
                          TOTAL PREFERRED STOCK                                $1,871,250
                                                                               ----------
                          (Cost $1,917,000)
                          COMMON STOCKS - 13.9%
                          Energy - 1.6%
                          Oil & Gas Exploration & Production - 0.3%
   8,110                  Pogo Producing Co.*                                  $  373,871
                                                                               ----------
                          Oil & Gas Refining & Marketing - 0.5%
   7,800                  Tesoro Petroleum Corp.                               $  580,008
                                                                               ----------
                          Oil & Gas Storage & Transportation - 0.8%
   7,900                  Kinder Morgan, Inc.                                  $  789,131
                                                                               ----------
                          Total Energy                                         $1,743,010
                                                                               ----------
                          Materials - 2.3%
                          Commodity Chemicals - 0.1%
   3,500                  Georgia Gulf Corp.*                                  $   87,570
                                                                               ----------
                          Construction Materials - 0.1%
   1,752                  Texas Industries, Inc.                               $   93,031
                                                                               ----------
                          Gold - 0.5%
  17,600                  Barrick Gold Corp.*                                  $  520,960
                                                                               ----------
                          Industrial Gases - 0.5%
   8,600                  Air Products & Chemicals, Inc.                       $  549,712
                                                                               ----------
                          Specialty Chemicals - 1.1%
   1,700                  Arch Chemicals, Inc.                                 $   61,285
  63,100                  RPM, Inc.                                             1,135,800
                                                                               ----------
                                                                               $1,197,085
                                                                               ----------
                          Total Materials                                      $2,448,358
                                                                               ----------

  6 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                            Value
             Capital Goods - 1.4%
             Electrical Component & Equipment - 0.9%
   6,200     Franklin Electric Co., Inc.*                                    $    320,168
  19,500     General Cable Corp.*                                                 682,500
                                                                             ------------
                                                                             $  1,002,668
                                                                             ------------
             Industrial Machinery - 0.5%
  10,500     ITT Industries, Inc.                                            $    519,750
                                                                             ------------
             Total Capital Goods                                             $  1,522,418
                                                                             ------------
             Household & Personal Products - 1.1%
             Personal Products - 1.1%
  24,600     Alberto-Culver Co. (Class B)                                    $  1,198,512
                                                                             ------------
             Total Household & Personal Products                             $  1,198,512
                                                                             ------------
             Health Care Equipment & Services - 0.6%
             Health Care Equipment - 0.6%
  10,900     Beckman Coulter, Inc.*                                          $    605,495
                                                                             ------------
             Total Health Care Equipment & Services                          $    605,495
                                                                             ------------
             Pharmaceuticals & Biotechnology - 2.6%
             Biotechnology - 1.1%
  11,900     PDL BioPharma, Inc.*                                            $    219,079
  28,400     Vertex Pharmaceuticals, Inc.*                                      1,042,564
                                                                             ------------
                                                                             $  1,261,643
                                                                             ------------
             Life Sciences Tools & Services - 1.1%
  18,000     Bio-Rad Laboratories, Inc.*                                     $  1,168,920
                                                                             ------------
             Pharmaceuticals - 0.4%
  15,000     Bristol-Myers Squibb Co.                                        $    387,900
                                                                             ------------
             Total Pharmaceuticals & Biotechnology                           $  2,818,463
                                                                             ------------
             Real Estate - 0.1%
             Office Real Estate Investment Trusts - 0.1%
   1,500     Equity Office Properties Trust(a)                               $     54,765
                                                                             ------------
             Total Real Estate                                               $     54,765
                                                                             ------------
             Technology Hardware & Equipment - 0.5%
             Electronic Equipment & Instruments - 0.5%
  10,000     Amphenol Corp.*                                                 $    559,600
                                                                             ------------
             Total Technology Hardware & Equipment                           $    559,600
                                                                             ------------
             Utilities - 3.7%
             Gas Utilities - 2.3%
  10,900     Questar Corp.                                                   $    877,341
  47,700     Southern Union Co.*                                                1,290,762
   9,600     Washington Gas Light Co.*                                            277,920
                                                                             ------------
                                                                             $  2,446,023
                                                                             ------------

  The accompanying notes are an integral part of these financial statements. 7

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                         (continued)
--------------------------------------------------------------------------------

  Shares                                                                                   Value
                               Independent Power Producer & Energy Traders - 1.4%
  31,100                       NRG Energy, Inc.*                                   $  1,498,398
                                                                                   ------------
                               Total Utilities                                     $  3,944,421
                                                                                   ------------
                               TOTAL COMMON STOCKS                                 $ 14,895,042
                                                                                   ------------
                               (Cost $13,636,095)

 Principal     S&P/Moody's
    Amount     Ratings
   USD ($)     (unaudited)
                               CORPORATE BONDS - 72.5%
                               Energy - 5.6%
                               Coal & Consumable Fuels - 2.1%
 2,500,000     NR/NR           Massey Energy Co., 6.875%, 12/15/13                  $  2,325,000
                                                                                    ------------
                               Oil & Gas Refining & Marketing - 3.5%
 1,031,000     B+/B1           Frontier Oil Corp., 6.625%, 10/1/11                  $    987,183
 2,850,000     BB+/Ba1         Tesoro Petroleum Corp., 6.25%, 11/1/12 (144A)           2,707,500
                                                                                    ------------
                                                                                    $  3,694,683
                                                                                    ------------
                               Total Energy                                         $  6,019,683
                                                                                    ------------
                               Materials - 19.7%
                               Aluminum - 2.1%
 2,300,000     B/B1            Novelis, Inc., 7.25%, 2/15/15                        $  2,208,000
                                                                                    ------------
                               Commodity Chemicals - 6.0%
 1,750,000     BB-/Ba3         Arco Chemical Co., 9.8%, 2/1/20                      $  2,056,250
 2,000,000     BB-/Ba2         Nova Chemicals Corp., 7.4%, 4/1/09                      1,985,000
 2,500,000     BB-/Ba2         Nova Chemicals Corp., 7.875%, 9/15/25                   2,396,875
                                                                                    ------------
                                                                                    $  6,438,125
                                                                                    ------------
                               Construction Materials - 1.4%
 1,500,000     BB-/Ba3         Texas Industries, Inc, 7.25%, 7/15/13                $  1,485,000
                                                                                    ------------
                               Fertilizers & Agricultural Chemicals - 2.2%
 2,500,000     B+/Ba2          Scotts Co., 6.625%, 11/15/13                         $  2,400,000
                                                                                    ------------
                               Metal & Glass Containers - 0.6%
   800,000     B/B2            Crown Cork and Seal Co., Inc., 7.375%, 12/15/26      $    702,000
                                                                                    ------------
                               Paper Products - 4.7%
   200,000     B+/B1           Abitibi-Consolidated, Inc., 6.0%, 6/20/13            $    162,000
 2,250,000     B+/B1           Abitibi-Consolidated, Inc., 8.55%, 8/1/10 (a)           2,131,875
 3,100,000     B+/B1           Bowater, Inc., 6.5%, 6/15/13                            2,697,000
                                                                                    ------------
                                                                                    $  4,990,875
                                                                                    ------------
                               Specialty Chemicals - 2.7%
 2,090,000     B+/B1           Millennium America, Inc., 7.625%, 11/15/26           $  1,766,050
 1,000,000     B+/B1           Millennium America, Inc., 9.25%, 6/15/08                1,025,000
                                                                                    ------------
                                                                                    $  2,791,050
                                                                                    ------------
                               Total Materials                                      $ 21,015,050
                                                                                    ------------
                               Capital Goods - 14.4%
                               Aerospace & Defense - 6.7%
 4,000,000     B/B3            DRS Technologies, Inc., 6.875%, 11/1/13              $  3,850,000
 3,150,000     B+/B1           Esterline Technology, 7.75%, 6/15/13                    3,189,375
                                                                                    ------------
                                                                                    $  7,039,375
                                                                                    ------------


  8 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal     S&P/Moody's
    Amount     Ratings
   USD ($)     (unaudited)                                                                    Value
                               Industrial Machinery - 7.7%
 2,500,000     B/B2            Gardner Denver, Inc., 8.0%, 5/1/13 (144A)               $  2,625,000
   517,000     B+/B2           JLG Industries, Inc., 8.375%, 6/15/12                        535,095
   800,000     BB-/B1          Manitowoc Co., Inc., 7.125%, 11/1/13                         784,000
 4,750,000     NR/NR           Mueller Industries, Inc. 6.0%, 11/1/14                     4,370,000
                                                                                       ------------
                                                                                       $  8,314,095
                                                                                       ------------
                               Total Capital Goods                                     $ 15,353,470
                                                                                       ------------
                               Consumer Durables & Apparel - 0.1%
                               Homebuilding - 0.1%
   185,000     BB-/Ba2         Meritage Homes Corp., 6.25%, 3/15/15                    $    155,863
                                                                                       ------------
                               Total Consumer Durables & Apparel                       $    155,863
                                                                                       ------------
                               Media - 2.0%
                               Advertising - 2.0%
 2,300,000     B/Ba3           Interpublic Group, Inc., 7.25%, 8/15/11                 $  2,087,250
                                                                                       ------------
                               Total Media                                             $  2,087,250
                                                                                       ------------
                               Retailing - 5.1%
                               Automotive Retail - 1.9%
 2,290,000     CCC/B3          Pep Boys-Manny Moe Jack, 7.5%, 12/15/14                 $  1,992,300
                                                                                       ------------
                               Distributors - 3.2%
 3,500,000     B/B2            Wesco Distribution, Inc., 7.5%, 10/15/17 (144A)         $  3,500,000
                                                                                       ------------
                               Total Retailing                                         $  5,492,300
                                                                                       ------------
                               Health Care Equipment & Services - 1.4%
                               Health Care Supplies - 1.4%
 1,500,000     CCC+/Caa3       Inverness Medical Innovation, 8.75%, 2/15/12            $  1,455,000
                                                                                       ------------
                               Total Health Care Equipment & Services                  $  1,455,000
                                                                                       ------------
                               Pharmaceuticals & Biotechnology - 1.8%
                               Pharmaceuticals - 1.8%
 2,000,000     BB-/B1          Valeant Pharmaceuticals, 7.0%, 12/15/11                 $  1,900,000
                                                                                       ------------
                               Total Pharmaceuticals & Biotechnology                   $  1,900,000
                                                                                       ------------
                               Real Estate - 8.2%
                               Real Estate Management & Development - 3.2%
 3,435,000     BB-/Ba3         Forest City Enterprises, 7.625%, 6/1/15                 $  3,460,763
                                                                                       ------------
                               Real Estate Investment Trusts - 2.7%
 1,500,000     BB-/B2          BF Saul Real Estate Investment Trust, 7.5%, 3/1/14      $  1,522,500
 1,300,000     B/B1            Crescent Real Estate, 9.25%, 4/15/09                       1,351,350
                                                                                       ------------
                                                                                       $  2,873,850
                                                                                       ------------
                               Retail Real Estate Investment Trusts - 2.3%
 2,500,000     BB+/Ba1         Rouse Co Lp/TRC Co- ISSR 6.75%, 5/1/13 (144A)           $  2,434,763
                                                                                       ------------
                               Total Real Estate                                       $  8,769,376
                                                                                       ------------
                               Technology Hardware & Equipment - 5.5%
                               Electronic Equipment & Instruments - 3.3%
 1,835,000     B/B2            General Cable Corp., 9.5%, 11/15/10                     $  1,945,100
 1,500,000     B/B2            Itron, Inc., 7.75%, 5/15/12                                1,530,000
                                                                                       ------------
                                                                                       $  3,475,100
                                                                                       ------------

  The accompanying notes are an integral part of these financial statements. 9

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

Principal      S&P/Moody's
   Amount      Ratings
  USD ($)      (unaudited)                                                                Value
                               Technology Distributors - 2.2%
1,600,000      BB+/Ba1         Anixter International Corp., 5.95%, 3/1/15          $  1,472,000
1,000,000      BBB-/Baa3       Arrow Electronic, Inc., 6.875%, 6/1/18                   982,812
                                                                                   ------------
                                                                                   $  2,454,812
                                                                                   ------------
                               Total Technology Hardware & Equipment               $  5,929,912
                                                                                   ------------
                               Utilities - 8.7%
                               Electric Utilities - 5.4%
3,300,000      BB-/Ba3         Allegheny Energy Supply, 7.8%, 3/15/11              $  3,423,750
1,000,000      BB-/Ba3         Allegheny Energy Supply, 8.25%, 4/15/12 (144A)         1,062,500
1,300,000      B+/B1           CMS Energy Corp., 7.5%, 1/15/09                        1,316,250
                                                                                   ------------
                                                                                   $  5,802,500
                                                                                   ------------
                               Multi-Utilities - 3.3%
3,000,000      B+/B1           CMS Energy Corp., 7.75%, 8/1/10                     $  3,045,000
  450,000      B+/B1           CMS Energy Corp., 6.875%, 12/15/15                       427,500
                                                                                   ------------
                                                                                   $  3,472,500
                                                                                   ------------
                               Total Utilities                                     $  9,275,000
                                                                                   ------------
                               TOTAL CORPORATE BONDS
                               (Cost $80,127,755)                                  $ 77,452,904
                                                                                   ------------
   Shares
                               TEMPORARY CASH INVESTMENT - 1.6%
                               Security Lending Collateral - 1.6%
1,695,184                      Securities Lending Investment Fund, 5.16%           $  1,695,184
                                                                                   ------------
                               TOTAL TEMPORARY CASH INVESTMENT
                               (Cost $1,695,184)                                   $  1,695,184
                                                                                   ------------
                               TOTAL INVESTMENT IN SECURITIES - 98.9%
                               (Cost $107,286,117)                                 $105,689,518
                                                                                   ------------
                               OTHER ASSETS AND LIABILITIES - 1.1%                 $  1,161,880
                                                                                   ------------
                               TOTAL NET ASSETS - 100.0%                           $106,851,398
                                                                                   ============

NR   Not rated by either S&P or Moody's
*    Non-income producing security.
+ Investment held by the fund representing 5% or more of the outstanding voting stock of such company.
(a)  At June 30, 2006, the following securities were out on loan:


     Principal
        Amount     Security                                                Value
 $   1,641,250     Abitibi-Consolidated, Inc., 8.55%, 8/1/10         $ 1,555,084
        Shares
         1,125     Equity Office Properties Trust                         41,074
                                                                     -----------
                   Total                                             $ 1,596,158
                                                                     ===========



 10 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months
                                                                Ended         Year       Year        Year       Year       5/1/01
                                                               6/30/06        Ended      Ended       Ended      Ended        to
Class II                                                     (unaudited)    12/31/05   12/31/04    12/31/03   12/31/02    12/31/01
Net asset value, beginning of period                          $  10.88      $ 11.67    $ 11.46     $  9.28    $ 10.33     $ 10.51
                                                              --------      -------    -------     -------    -------     -------
Increase (decrease) from investment operations:
 Net investment income                                        $   0.29      $  0.59    $  0.58     $  0.76    $  0.80     $  0.60
 Net realized and unrealized gain (loss) on investments          (0.15)      ( 0.41)      0.27        2.17      (1.05)      (0.07)
                                                              --------      -------    -------     -------    -------     -------
  Net increase (decrease) from investment operations          $   0.14      $  0.18    $  0.85     $  2.93    $ (0.25)    $  0.53
Distributions to shareowners:
 Net investment income                                           (0.30)       (0.59)     (0.59)      (0.75)     (0.80)      (0.60)
 Net realized gain                                               (0.15)       (0.38)     (0.05)          -          -       (0.11)
                                                              --------      -------    -------     -------    -------     -------
Net increase (decrease) in net asset value                    $  (0.31)     $ (0.79)   $  0.21     $  2.18    $ (1.05)    $ (0.18)
                                                              --------      -------    -------     -------    -------     -------
Net asset value, end of period                                $  10.57      $ 10.88    $ 11.67     $ 11.46    $  9.28     $ 10.33
                                                              ========      =======    =======     =======    =======     =======
Total return*                                                     1.30%        1.70%      7.76%      32.64%     (2.42)%      5.39%
Ratio of net expenses to average net assets+                      0.99%**      1.02%      1.04%       1.09%      1.82%       1.39%**
Ratio of net investment income to average net assets+             5.47%**      5.27%      5.12%       6.33%      8.67%       8.94%**
Portfolio turnover rate                                             34%**        37%        42%         48%        42%         36%
Net assets, end of period (in thousands)                      $ 44,904      $47,169    $51,912     $17,601    $   228     $    28
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                    0.99%**      1.02%      1.04%       1.09%      1.82%       1.50%**
  Net investment income                                           5.47%**      5.27%      5.12%       6.33%      8.67%       8.83%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                    0.99%**      1.02%      1.04%       1.09%      0.97%       0.85%**
  Net investment income                                           5.47%**      5.27%      5.12%       6.33%      0.01%       0.07%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
 + Ratios assuming no reduction for fees paid indirectly.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges


 The accompanying notes are an integral part of these financial statements. 11

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $1,596,158)           $105,689,518
  (Cost $107,286,117)
 Cash                                                                                          711,034
 Receivables --
  Investment securities sold                                                                   944,726
  Fund shares sold                                                                              35,217
  Dividends, interest and foreign taxes withheld                                             1,334,645
 Other                                                                                           6,303
                                                                                          ------------
   Total assets                                                                           $108,721,443
                                                                                          ------------
LIABILITIES:
 Payables --
  Fund shares repurchased                                                                 $    120,084
  Upon return for securities loaned                                                          1,695,184
 Due to affiliates                                                                              10,019
 Accrued expenses                                                                               44,758
                                                                                          ------------
   Total liabilities                                                                      $  1,870,045
                                                                                          ------------
NET ASSETS:
 Paid-in capital                                                                          $108,601,819
 Undistributed net investment income                                                            31,588
 Accumulated net realized loss                                                                (185,410)
 Net unrealized loss on Investments                                                         (1,596,599)
                                                                                          ------------
   Total net assets                                                                       $106,851,398
                                                                                          ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                              $ 61,947,521
 Shares outstanding                                                                          5,856,696
                                                                                          ------------
  Net asset value per share                                                               $      10.58
 Class II:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                              $ 44,903,878
 Shares outstanding                                                                          4,246,731
                                                                                          ------------
  Net asset value per share                                                               $      10.57


 12 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    Six Months
                                                                       Ended
                                                                      6/30/06
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $290)                 $    198,071
 Interest                                                             3,429,052
 Income on securities loaned, net                                         2,251
                                                                   ------------
  Total investment income                                          $  3,629,374
                                                                   ------------
EXPENSES:
 Management fees                                                   $    365,507
 Transfer agent fees and expenses                                         4,858
 Distribution fees (Class II)                                            60,958
 Administrative reimbursements                                           10,548
 Custodian fees                                                          12,409
 Professional fees                                                       16,793
 Printing expense                                                         3,168
 Fees and expenses of nonaffiliated trustees                              1,574
 Miscellaneous                                                              817
                                                                   ------------
  Total expenses                                                   $    476,632
                                                                   ------------
  Net expenses                                                     $    476,632
                                                                   ------------
    Net investment income                                          $  3,152,742
                                                                   ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
 Net realized loss from investments                                $   (177,537)
                                                                   ------------
 Change in net unrealized loss from investments                    $ (1,391,350)
                                                                   ------------
 Net loss on investments                                           $ (1,568,887)
                                                                   ============
 Net increase in net assets resulting from operations              $  1,583,855
                                                                   ============


 The accompanying notes are an integral part of these financial statements. 13

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          Six Months
                                                                            Ended               Year
                                                                           6/30/06             Ended
                                                                         (unaudited)          12/31/05
FROM OPERATIONS:
Net investment income                                                   $   3,152,742      $   6,046,966
Net realized gain (loss) on investments                                      (177,537)         1,530,055
Change in net unrealized loss on investments                               (1,391,350)        (5,535,598)
                                                                        -------------      -------------
  Net increase in net assets resulting from operations                  $   1,583,855      $   2,041,423
                                                                        -------------      -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                $  (1,828,845)     $  (3,563,099)
 Class II                                                                  (1,352,174)        (2,466,908)
Net realized gain
 Class I                                                                     (896,053)        (2,147,727)
 Class II                                                                    (641,246)        (1,587,624)
                                                                        -------------      -------------
  Total distributions to shareowners                                    $  (4,718,318)     $  (9,765,358)
                                                                        -------------      -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                        $  23,639,803      $  43,512,782
Reinvestment of distributions                                               4,703,710          9,721,259
Cost of shares repurchased                                                (28,978,600)       (57,690,620)
                                                                        -------------      -------------
 Net decrease in net assets resulting from Fund share transactions      $    (635,087)     $  (4,456,579)
                                                                        -------------      -------------
 Net decrease in net assets                                             $  (3,769,550)     $ (12,180,514)
                                                                        -------------      -------------
NET ASSETS:
Beginning of period                                                     $ 110,620,948      $ 122,801,462
                                                                        -------------      -------------
End of period                                                           $ 106,851,398      $ 110,620,948
                                                                        =============      =============
Undistributed net investment income, end of period                      $      31,588      $      59,865
                                                                        =============      =============


 14 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer High Yield VCT Portfolio (The Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty- seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap
       Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth
       Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity
       Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America
       Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The investment objective of High Yield Portfolio is to maximize total return through a combination of income and capital appreciation.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Portfolio's financial statements have been prepared in conformity with U.S. Generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. Investments in high-yield or lower-rated securities are subject to greater-than-average risk.

The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation
   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                   (continued)
--------------------------------------------------------------------------------

   where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of the Portfolio's shares is based on the last sale price on the principal exchange where they traded. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2006, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

   The High Yield Portfolio invests in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during years of economic uncertainty or change, than higher rated debt securities. The Portfolio is not diversified, which means that it can invest a higher percentage of its asset in any one issuer than a diversified fund. Being non-diversified may magnify the fund's losses from adverse events affecting a particular issuer.

   In addition, the non-diversified Portfolio may have concentrations in certain asset types, which may subject the Portfolio to additional risks. Further description of these risks is included in the Trust's Prospectus.

B. Foreign Currency Translation
   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts
   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At June 30, 2006, the Portfolio had no open forward contracts.

D. Taxes
   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2005, no such taxes were paid.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2005 and the distributions paid during the year ended December 31, 2005 on a tax basis.


--------------------------------------------------------------------------------
                                                                      2005
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                   $6,600,658
 Long-Term capital gain                                             3,164,700
                                                                   ----------
                                                                   $9,765,358
 Return of Capital                                                          -
                                                                   ----------
   Total distributions                                             $9,765,358
                                                                   ==========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                     $  798,588
 Undistributed long-term gain/(capital loss carryforward)             803,653
 Unrealized appreciation (depreciation)                              (212,035)
                                                                   ----------
   Total                                                           $1,390,206
                                                                   ==========
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and interest accrual on preferred stock.

E. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006 Distribution fees for Class II are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. The Portfolio declares as daily dividends substantially all of its respective net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by a Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F. Securities Lending
   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                   (continued)
--------------------------------------------------------------------------------

   value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Portfolio's custodian.

G. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or sub custodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. June 30, 2006, $2,164 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $7,551 in transfer agent fees payable to PIMSS at June 30, 2006.

4. Distribution Plans
The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $304 payable to PFD at June 30, 2006.

5. Aggregate Unrealized Appreciation and Depreciation
At June 30, 2006, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

-----------------------------------------------------------------------------------------------
                                                                                      Net
                                                 Gross             Gross         Appreciation/
                              Tax Cost       Appreciation      Depreciation      (Depreciation)
-----------------------------------------------------------------------------------------------
 High Yield Portfolio     $107,292,903      $3,132,922       $(4,736,307)         $(1,603,385)
                          ============      ==========       ===========          ===========
-----------------------------------------------------------------------------------------------

6. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2006, were $18,419,965 and $20,008,959, respectively.

Pioneer High Yield VCT Portfolio                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. Capital Shares
At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005:

-------------------------------------------------------------------------------------------------
                                    '06 Shares      '06 Amount
High Yield Portfolio               (unaudited)      (unaudited)      '05 Shares       '05 Amount
-------------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                          839,034    $   9,137,961       1,902,148     $  21,181,455
 Reinvestment of distributions        252,418        2,710,344         514,993         5,666,754
 Shares repurchased                (1,066,068)     (11,559,180)     (2,659,638)      (29,739,088)
                                   -------------------------------------------------------------
   Net increase (decrease)             25,384    $     289,125        (242,497)    $  (2,890,879)
                                   =============================================================
 CLASS II:
 Shares sold                        1,328,901    $  14,501,842       2,014,754     $  22,331,327
 Reinvestment of distributions        185,574        1,993,366         368,486         4,054,505
 Shares repurchased                (1,602,920)     (17,419,420)     (2,495,978)      (27,951,532)
                                   -------------------------------------------------------------
   Net decrease                       (88,445)   $    (924,212)       (112,738)    $  (1,565,700)
                                   =============================================================
-------------------------------------------------------------------------------------------------

[LOGO]PIONEER
      Investments(R)


Pioneer Variable Contracts Trust


Officers                                            Trustees
John F. Cogan, Jr., President                       John F. Cogan, Jr., Chairman
Osbert M. Hood, Executive Vice President            David R. Bock
Vincent Nave, Treasurer                             Mary K. Bush
Dorothy E. Bourassa, Secretary                      Margaret B.W. Graham
                                                    Thomas J. Perna
                                                    Marguerite A. Piret
                                                    John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

[LOGO]PIONEER
      Investments(R)


Pioneer Variable Contracts Trust


Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company,
Contract Form A3025-96 GRC


General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.


                                                                   19622-00-0806



                                                      [LOGO]PIONEER
                                                            Investments(R)




                                                PIONEER VARIABLE CONTRACTS TRUST

                    Pioneer International Value VCT Portfolio -- Class II Shares


                                                               SEMIANNUAL REPORT
                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------


Pioneer International Value VCT Portfolio
  Portfolio and Performance Update               2
  Comparing Ongoing Portfolio Expenses           3
  Portfolio Management Discussion                4
  Schedule of Investments                        6
  Financial Statements                          10
  Notes to Financial Statements                 14
  Trustees, Officers and Service Providers      19

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

International Common Stocks                       83.4%
Depositary Receipts for International Stocks     11.1%
Temporary Cash Investment                         2.6%
U.S. Common Stocks                                2.0%
International Preferred Stocks                    0.9%


Geographical Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Japan                                 30.2%
France                                11.5%
United Kingdom                        11.3%
Switzerland                            7.9%
Germany                                6.6%
Brazil                                 4.7%
South Korea                            4.0%
Russia                                 3.4%
Australia                              2.4%
Singapore                              2.2%
People's Republic of China             2.0%
Spain                                  1.9%
Sweden                                 1.8%
United States                          1.5%
Turkey                                 1.3%
Italy                                  1.0%
Austria                                1.0%
Other (individually less than 1%)      5.3%


Five Largest Holdings
(As a percentage of equity holdings)

1.    BNP Paribas SA               2.31%
2.    Royal Bank of Scotland
        Group Plc                  2.25
3.    Total SA                     2.13
4.    CS Group                     2.11
5.    Toyota Motor Co.             2.01

The Portfolio is actively managed, and current holdings may be different.


--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------
Prices and Distributions

                              6/30/06       12/31/05
Net Asset Value per Share     $ 14.66       $ 13.63


                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)          Income         Capital Gains     Capital Gains
                            $ 0.0409       $  -              $  -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer International Value VCT Portfolio at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) All Country World (ex. U.S.) Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.


[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

            Pioneer                MCSI
          International        All Country
            Value VCT        World (ex. U.S.)
            Portfolio             Index
6/96         $10,000             $10,000
             $11,695             $11,414
6/98         $10,823             $11,572
             $10,878             $12,675
6/00         $13,750             $14,969
             $ 9,450             $11,406
6/02         $ 8,692             $10,474
             $ 7,925             $10,035
6/04         $10,013             $13,297
             $11,018             $15,551
6/06         $14,261             $19,967


The Morgan Stanley Capital International (MSCI) All Country World (ex. U.S.) Index measures the performance of developed and emerging market stock markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.


--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

Net Asset Value
10 Years             3.61%
5 Years              8.58%
1 Year              29.43%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer International Value VCT
Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006.


Share Class                                              II
---------------------------------------------------------------
Beginning Account Value on 1/1/06                     $1,000.00
Ending Account Value on 6/30/06                       $1,078.70
Expenses Paid During Period*                          $    9.07

* Expenses are equal to the Portfolio's annualized expense ratio of 1.76% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer International Value VCT
Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006.

Share Class                                               II
----------------------------------------------------------------
Beginning Account Value on 1/1/06                      $1,000.00
Ending Account Value on 6/30/06                        $1,016.07
Expenses Paid During Period*                           $    8.80

* Expenses are equal to the Portfolio's annualized expense ratio of 1.76% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

International stocks rallied considerably during the first half of the Portfolio's fiscal year - despite a retreat this spring, when global inflationary concerns sparked a more cautionary undercurrent and a general flight to quality. Lead portfolio manager Christopher Smart discusses these developments in the following interview.


Q.  How did the Portfolio perform during the first half of fiscal 2006?

A. For the six months ended June 30, 2006, Class II shares rose 7.87% at net asset value. Three factors - an emphasis on emerging markets, stock selection in Japan and financial stocks in Europe - contributed to this return. Despite these successes, however, the Portfolio lagged the 9.99% return of the Morgan Stanley Capital International (MSCI) All Country World (ex. U.S.) Index and the 8.95% average return for the 137 International Large-Cap Core funds in its Lipper category for the same period.

    We attribute this relative underperformance in part to the disappointing performance of two stocks in the telecom sector. Wireless provider Vodafone Group and telecommunications provider France Telecom encountered some headwinds during the fiscal year. Vodafone's stock fell in response to the company's announcement in November 2005 that it was facing substantially new competition in Europe. We believe the competition, combined with the difficulties that Vodafone is experiencing with the restructuring of its subsidiary in Japan, will generate much slower growth in the next few years. Consequently, we sold the entire position. Investments in France Telecom also fell during the year, but we believe the company's prospects are more attractive longer term and retained the stock in the Portfolio.

    Spanish oil giant Repsol also detracted from performance, as it was forced to reduce the estimated size of its oil reserves in Argentina and Bolivia.

    Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. The Portfolio's exposure to key emerging markets helped performance. Could you mention some of those holdings?

A. Certainly. The Portfolio's positions in South Korea and Russia were strong contributors to performance. We remain positive on the Korean market, based on our confidence in the continued health of both the consumer and export sectors. Two Korean shipbuilding companies stood out during the period - Daewoo Heavy Industries & Machinery and Hyundai Heavy Industries, which are benefiting from trade and globalization trends. In Russia, rising energy prices boosted shares of Lukoil and the natural gas giant Gazprom, which has become one of the largest listed companies in the world.


A Word About Risk:

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q. Europe is experiencing new signs of growth. Are the Portfolio's European investments benefiting?

A. With the exception of the telecommunications sector, holdings across Europe fared well - particularly in the financial services sector. Societe Generale is focused on lowering costs to improve its profit margins. In addition, this diversified bank is expanding financial services businesses outside of France to increase its market share. Credit Suisse, which is domiciled in Switzerland, has initiated substantial internal restructuring and cost reductions that may contribute to its future profitability and growth prospects.

Q. Are you concerned that the market's reversal this spring could be signaling a shift in investor sentiment, or do you see it a temporary correction?

A. We do not anticipate a wholesale shift in investor sentiment at this time. High oil and commodity prices are understandably causing concerns for investors, but global growth remains solid and is supported by strong economic numbers. The correction appears to reflect a general reduction in risk appetite rather than a response to specific fundamental deterioration.

    As long as global inflationary pressures remain tame, we are upbeat about growth prospects worldwide. In Japan, domestic forces, including rising wages and climbing property values, are driving the recovery there. Europe may face some headwinds if the Central Bank tightens significantly, but consumers appear optimistic. New signs of growth in Germany suggest that the rest of the continent may see economic improvement. And in emerging markets, increasing prosperity and rising consumer demand are driving economic growth. We'll be keeping a sharp eye on valuations to ensure that stock prices remain reasonable relative to earnings prospects, but we still believe that the long-term outlook for international markets remains bright.




    Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------


 Shares                                                                Value
              PREFERRED STOCK - 0.9%
              Utilities - 0.9%
              Multi-Utilities - 0.9%
  3,360       RWE AG - Non-Voting                                 $   252,525
                                                                  -----------
              TOTAL PREFERRED STOCK
              (Cost $203,729)                                     $   252,525
                                                                  -----------
              COMMON STOCKS - 97.2%
              Energy - 9.9%
              Integrated Oil & Gas - 8.0%
  7,875       Gazprom - Reg S, (A.D.R.)*                          $   332,128
  3,930       Lukoil Holding (A.D.R.)                                 328,352
  4,020       Petrobras Brasileiro (A.D.R.)                           320,957
 18,950       Repsol SA                                               535,478
  5,000       Statoil ASA*                                            142,302
  8,980       Total SA*                                               588,753
                                                                  -----------
                                                                  $ 2,247,970
                                                                  -----------
              Oil & Gas Equipment & Services - 1.1%
  3,500       Saipem S.p.A.*                                      $    79,452
  4,080       Technip*                                                225,444
                                                                  -----------
                                                                  $   304,896
                                                                  -----------
              Oil & Gas Exploration & Production - 0.8%
299,630       CNOOC, Ltd.*                                        $   240,525
                                                                  -----------
              Total Energy                                        $ 2,793,391
                                                                  -----------
              Materials - 8.9%
              Construction Materials - 2.0%
  3,720       CRH Plc                                             $   121,777
  4,310       Holcim, Ltd.*                                           330,330
    900       Lafarge Br*                                             112,803
                                                                  -----------
                                                                  $   564,910
                                                                  -----------
              Diversified Metals & Mining - 3.1%
 16,722       Broken Hill Proprietary Co., Ltd.                   $   360,335
  5,140       Freeport-McMoRan Copper & Gold, Inc.
              (Class B)(b)                                            284,807
  4,650       Rio Tinto Plc                                           243,812
                                                                  -----------
                                                                  $   888,954
                                                                  -----------
              Specialty Chemicals - 0.9%
  4,500       Shin-Etsu Chemical Co., Ltd.                        $   245,738
                                                                  -----------
              Steel - 2.9%
 15,380       Companhia Vale do Rio Doce (A.D.R.)                 $   316,520
 25,600       Hitachi Metals, Ltd.*                                   253,081
  5,800       JFE Holdings, Inc.*                                     246,269
                                                                  -----------
                                                                  $   815,870
                                                                  -----------
              Total Materials                                     $ 2,515,472
                                                                  -----------

 Shares                                                                 Value
              Capital Goods - 11.2%
              Building Products - 1.1%
  4,270       Compagnie de Saint Gobain*                          $   304,618
                                                                  -----------
              Construction & Farm Machinery &
              Heavy Trucks - 3.1%
 11,770       Daewoo Heavy Industries &
              Machinery, Ltd.*                                    $   345,202
  2,380       Hyundai Heavy Industries*                               267,370
 12,800       Komatsu, Ltd.*                                          256,352
                                                                  -----------
                                                                  $   868,924
                                                                  -----------
              Electrical Component & Equipment - 0.4%
  1,100       Schneider Electric SA*                              $   114,619
                                                                  -----------
              Heavy Electrical Equipment - 1.7%
 59,000       Mitsubishi Electric Corp.*                          $   474,742
                                                                  -----------
              Industrial Conglomerates - 2.8%
 33,000       Keppel Corp*                                        $   306,443
 61,711       KOC Holding AS*                                         183,487
  3,560       Siemens                                                 309,630
                                                                  -----------
                                                                  $   799,560
                                                                  -----------
              Industrial Machinery - 1.1%
  8,900       AB SKF*                                             $   139,855
 14,220       Nabtesco Corp.*                                         160,157
                                                                  -----------
                                                                  $   300,012
                                                                  -----------
              Trading Companies & Distributors - 1.0%
 21,000       Sumitomo Corp.*                                     $   278,211
                                                                  -----------
              Total Capital Goods                                 $ 3,140,686
                                                                  -----------
              Commercial Services & Supplies - 0.3%
              Office Services & Supplies - 0.3%
  6,200       Buhrmann NV*                                        $    89,644
                                                                  -----------
              Total Commercial
              Services & Supplies                                 $    89,644
                                                                  -----------
              Transportation - 2.4%
              Air Freight & Couriers - 0.8%
    700       Panalpina Welttransport Holding AG*                 $    65,053
  4,820       TNT NV                                                  172,489
                                                                  -----------
                                                                  $   237,542
                                                                  -----------
              Railroads - 1.6%
     60       East Japan Railway Co.*                             $   446,891
                                                                  -----------
              Total Transportation                                $   684,433
                                                                  -----------
              Automobiles & Components - 4.5%
              Auto Parts & Equipment - 0.9%
  8,120       Denso Corp.*                                        $   266,498
                                                                  -----------

6    The accompanying notes are an integral part of these financial statements.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



 Shares                                                                  Value
             Automobile Manufacturers - 3.0%
  3,260      Hyundai Motor Co., Ltd.*                              $   278,033
 10,600      Toyota Motor Co.                                          554,409
                                                                   -----------
                                                                   $   832,442
                                                                   -----------
             Tires & Rubber - 0.6%
  1,660      Continental AG*                                       $   169,265
                                                                   -----------
             Total Automobiles & Components                        $ 1,268,205
                                                                   -----------
             Consumer Durables & Apparel - 3.3%
             Apparel, Accessories & Luxury Goods - 0.4%
  2,300      Adidas-Salomon AG*                                    $   110,523
                                                                   -----------
             Consumer Electronics - 1.5%
  9,800      Sony Corp.*                                           $   431,856
                                                                   -----------
             Footwear - 0.2%
    140      Puma AG Rudolf Dassler Sport*                         $    54,300
                                                                   -----------
             Homebuilding - 0.4%
  5,350      Persimmon Plc.                                        $   121,863
                                                                   -----------
             Leisure Products - 0.8%
  5,800      Sega Sammy Holdings, Inc.*                            $   214,461
                                                                   -----------
             Total Consumer Durables & Apparel                     $   933,003
                                                                   -----------
             Consumer Services - 0.4%
             Hotels, Resorts & Cruise Lines - 0.4%
  2,370      Carnival Corp.                                        $    98,924
                                                                   -----------
             Total Consumer Services                               $    98,924
                                                                   -----------
             Media - 1.5%
             Broadcasting & Cable TV - 0.8%
    230      Jupiter Telecommunications Co., Ltd.*                 $   159,392
  6,100      Mediaset S.p.A*                                            71,816
                                                                   -----------
                                                                   $   231,208
                                                                   -----------
             Movies & Entertainment - 0.7%
  5,700      Vivendi SA*                                           $   199,381
                                                                   -----------
             Total Media                                           $   430,589
                                                                   -----------
             Retailing - 1.5%
             Apparel Retail - 0.8%
 74,800      Truworths International, Ltd.                         $   224,682
                                                                   -----------
             Department Stores - 0.7%
 15,140      Takashimaya Co., Ltd.*                                $   190,719
                                                                   -----------
             Total Retailing                                       $   415,401
                                                                   -----------
             Food & Drug Retailing - 2.4%
             Drug Retail - 0.3%
  6,900      Boots Group Plc                                       $    97,829
                                                                   -----------


 Shares                                                                  Value
             Hypermarkets & Supercenters - 2.1%
 13,200      Aeon Co., Ltd.*                                       $   289,230
  4,100      Brasil Distr Pao Acu (A.D.R.)*                            127,674
  2,770      Carrefour Supermarch*                                     162,120
                                                                   -----------
                                                                   $   579,024
                                                                   -----------
             Total Food & Drug Retailing                           $   676,853
                                                                   -----------
             Food, Beverage & Tobacco - 3.0%
             Brewers - 0.6%
  9,700      South African Breweries Plc*                          $   174,079
                                                                   -----------
             Packaged Foods & Meats - 1.1%
  1,020      Nestle SA (Registered Shares)*                        $   319,798
                                                                   -----------
             Soft Drinks - 0.5%
  1,600      Fomento Economico Mexicano
             SA de C.V.*                                           $   133,952
                                                                   -----------
             Tobacco - 0.8%
  8,300      British American Tobacco Plc                          $   208,973
                                                                   -----------
             Total Food, Beverage & Tobacco                        $   836,802
                                                                   -----------
             Household & Personal Products - 0.3%
             Household Products - 0.3%
  2,000      Reckitt Benckiser Plc                                 $    74,514
                                                                   -----------
             Total Household &
             Personal Products                                     $    74,514
                                                                   -----------
             Health Care Equipment & Services - 0.8%
             Health Care Equipment - 0.5%
  1,160      Synthes, Inc.*                                        $   139,657
                                                                   -----------
             Health Care Services - 0.3%
    700      Fresenius Medical Care AG*                            $    80,371
                                                                   -----------
             Total Health Care
             Equipment & Services                                  $   220,028
                                                                   -----------
             Pharmaceuticals & Biotechnology - 7.4%
             Pharmaceuticals - 7.4%
 12,300      Astellas Pharma, Inc.                                 $   452,422
  7,672      Astrazeneca Plc                                           459,200
 14,000      Daiichi Sankyo Co., Ltd.*                                 384,878
  3,028      Roche Holdings AG                                         499,712
  4,340      Shire Pharmaceuticals Group Plc (A.D.R.)                  191,958
  1,640      UCB SA*                                                    88,643
                                                                   -----------
                                                                   $ 2,076,813
                                                                   -----------
             Total Pharmaceuticals &
             Biotechnology                                         $ 2,076,813
                                                                   -----------

The accompanying notes are an integral part of these financial statements.    7

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------


 Shares                                                                  Value
             Banks - 15.8%
             Diversified Banks - 15.8%
 39,325      Barclays Plc                                          $   447,201
  6,670      BNP Paribas SA*                                           637,222
  8,850      Commonwealth Bank of Australia                            291,867
  5,700      Depfa Bank Plc*                                            94,744
 25,200      Development Bank of Singapore, Ltd.                       287,692
  2,700      Kookmin Bank (A.D.R.)*                                    224,262
     34      Mitsubishi UFJ Financial Group, Inc.*                     475,627
 18,910      Royal Bank of Scotland Group Plc                          621,743
  3,229      Societe Generale*                                         473,782
     41      Sumitomo Mitsui Financial Group, Inc.*                    435,056
 37,210      Turkiye Is Bankasi (Isbank)*                              182,371
  4,090      Uniao de Bancos Brasileiros SA
             (Unibanco) (G.D.R.) (144A)                                271,535
                                                                   -----------
                                                                   $ 4,443,102
                                                                   -----------
             Total Banks                                           $ 4,443,102
                                                                   -----------
             Diversified Financials - 4.3%
             Asset Management & Custody
             Banks - 0.9%
  1,940      Julius Baer Holding*                                  $   168,015
  1,970      Man Group Plc                                              92,685
                                                                   -----------
                                                                   $   260,700
                                                                   -----------
             Diversified Capital Markets - 2.8%
 10,410      CS Group*                                             $   581,068
  1,800      Deutsche Bank AG*                                         202,097
                                                                   -----------
                                                                   $   783,165
                                                                   -----------
             Investment Banking & Brokerage - 0.6%
 12,000      Nikko Cordinal Corp.*(b)                              $   154,383
                                                                   -----------
             Total Diversified Financials                          $ 1,198,248
                                                                   -----------
             Insurance - 4.4%
             Life & Health Insurance - 1.1%
  4,820      China Life Insurance Co. (A.D.R.)*(b)                 $   305,106
                                                                   -----------
             Multi-Line Insurance - 2.3%
 16,900      Aviva Plc                                             $   239,292
  5,770      AXA*                                                      188,874
  1,020      Zurich Financial Services*                                223,042
                                                                   -----------
                                                                   $   651,208
                                                                   -----------
             Property & Casualty Insurance - 1.0%
 21,840      Mitsui Sumitomo Insurance Co.*                        $   273,481
                                                                   -----------
             Total Insurance                                       $ 1,229,795
                                                                   -----------
             Real Estate - 1.5%
             Real Estate Management & Development - 1.5%
 18,700      Mitsui Fudosan Co                                     $   408,238
                                                                   -----------
             Total Real Estate                                     $   408,238
                                                                   -----------

 Shares                                                                  Value
             Software & Services - 0.5%
             Application Software - 0.5%
    630      Sap AG*                                               $   132,677
                                                                   -----------
             Total Software & Services                             $   132,677
                                                                   -----------
             Technology Hardware & Equipment - 3.6%
             Communications Equipment - 1.2%
104,050      Ericsson LM Tel Sur B*                                $   343,743
                                                                   -----------
             Electronic Equipment & Instruments - 1.1%
  1,200      Keyence Corp.*                                        $   306,789
                                                                   -----------
             Office Electronics - 1.3%
  7,650      Canon, Inc.                                           $   374,047
                                                                   -----------
             Total Technology
             Hardware & Equipment                                  $ 1,024,579
                                                                   -----------
             Semiconductors - 1.6%
             Semiconductor Equipment - 0.7%
  2,800      Tokyo Electron, Ltd.                                  $   196,675
                                                                   -----------
             Semiconductors - 0.9%
 20,570      Hon Hai Precision Industry (G.D.R.)                   $   248,475
                                                                   -----------
             Total Semiconductors                                  $   445,150
                                                                   -----------
             Telecommunication Services - 4.6%
             Alternative Carriers - 0.9%
  2,700      Fastweb*                                              $   117,180
 23,100      Inmarsat Plc*                                             146,110
                                                                   -----------
                                                                   $   263,290
                                                                   -----------
             Integrated Telecommunication Services - 2.7%
  7,700      Brasil Telecom Participacoes SA*                      $   250,789
  8,400      France Telecom SA*                                        180,264
 11,880      Telekom Austria AG*                                       264,126
 10,430      Telekomunikacja Polska SA*                                 65,508
                                                                   -----------
                                                                   $   760,687
                                                                   -----------
             Wireless Telecommunication Services - 1.0%
  9,320      Mobile Telesystems (A.D.R.)                           $   274,381
                                                                   -----------
             Total Telecommunication Services                      $ 1,298,358
                                                                   -----------
             Utilities - 3.3%
             Electric Utilities - 1.8%
  4,433      E.On AG*                                              $   509,405
                                                                   -----------
             Gas Utilities - 1.5%
 86,000      Tokyo Gas Co., Ltd.                                   $   404,964
                                                                   -----------
             Total Utilities                                       $   914,369
                                                                   -----------
             TOTAL COMMON STOCKS
             (Cost $23,129,164)                                    $27,349,274
                                                                   -----------

8   The accompanying notes are an integral part of these financial statements.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                Value
              TEMPORARY CASH INVESTMENT - 2.6%
              Security Lending Collateral - 2.6%
  743,621     Securities Lending Investment Fund, 5.2%             $   743,621
                                                                   -----------
              TOTAL TEMPORARY CASH
              INVESTMENT
              (Cost $743,621)                                      $   743,621
                                                                   -----------
              TOTAL INVESTMENT IN
              SECURITIES - 100.7%
              (Cost $24,076,514)(a)                                $28,345,420
                                                                   -----------
              OTHER ASSETS AND
              LIABILITIES - (0.7)%                                 $  (221,874)
                                                                   -----------
              TOTAL NET ASSETS - 100.0%                            $28,123,546
                                                                   ===========

*         Non-income producing security
(A.D.R.)  American Depositary Receipt
(G.D.R.)  Global Depositary Receipt
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2006, the value of these securities amounted to $271,535 or 1.0% of net assets.
(a) Distributions of investments by country of issue, as percentage of total equity holdings (excluding temporary cash investments) is as follows:

          Japan                                     30.2%
          France                                    11.5
          United Kingdom                            11.3
          Germany                                    6.6
          Switzerland                                7.9
          Brazil                                     4.7
          South Korea                                4.0
          Russia                                     3.4
          Australia                                  2.4
          Singapore                                  2.2
          People's Republic of China                 2.0
          Spain                                      1.9
          Sweden                                     1.8
          United States                              1.5
          Turkey                                     1.3
          Italy                                      1.0
          Austria                                    1.0
          Other (individually less than 1%)          5.3
                                                   -----
                                                   100.0%
                                                   =====

(b)       At June 30, 2006, the following securities were out on loan:

           Shares      Security                                  Value
           11,000      Nikko Cordinal Corp.*                  $145,974
            4,764      China Life Insurance Co. (A.D.R.)*      301,561
                       Freeport-McMoRan Copper & Gold,
            5,089        Inc. (Class B)                        281,981
                                                              --------
                       Total                                  $729,516
                                                              ========


The accompanying notes are an integral part of these financial statements.    9

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Six Months
                                                                      Ended          Year          Year
                                                                     6/30/06         Ended         Ended         5/1/03 (a)
Class II                                                           (unaudited)     12/31/05      12/31/04        to 12/31/03
Net asset value, beginning of period                                  $13.63        $11.84        $10.04           $ 7.76
                                                                      ------        ------        ------           ------
Increase from investment operations:
 Net investment income (loss)                                         $ 0.08        $ 0.04        $(0.02)          $ 0.05
 Net realized and unrealized gain on investments and foreign
  currency transactions                                                 0.99          1.76          1.86             2.29
                                                                      ------        ------        ------           ------
  Net increase from investment operations                             $ 1.07        $ 1.80        $ 1.84           $ 2.34
Distributions to shareowners:
 Net investment income                                                 (0.04)        (0.01)        (0.04)           (0.06)
                                                                      ------        ------        ------           ------
Net increase in net asset value                                       $ 1.03        $ 1.79        $ 1.80           $ 2.28
                                                                      ------        ------        ------           ------
Net asset value, end of period                                        $14.66        $13.63        $11.84           $10.04
                                                                      ======        ======        ======           ======
Total return*                                                           7.87%**      15.19%        18.42%           30.31%(b)
Ratio of net expenses to average net assets+                            1.76%**       1.84%         2.13%            2.02%**
Ratio of net investment gain (loss) to average net assets+              1.26%**       0.36%        (0.11)%          (0.81)%**
Portfolio turnover rate                                                  114%**        108%          129%              99%
Net assets, end of period (in thousands)                              $7,275        $5,726        $4,133           $1,081
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           1.76%**       1.84%         2.13%            2.02%**
 Net investment income (loss)                                           1.26%**       0.36%        (0.11)%          (0.81)%**

(a) Class II shares were first publicly offered on May 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.)
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(b) Not annualized.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


10  The accompanying notes are an integral part of these financial statements.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $729,516) (Cost $24,076,514)                $28,345,420
 Cash                                                                                                               518,610
 Futures collateral                                                                                                      40
 Foreign currencies, at value (Cost $40)                                                                             19,362
 Receivables --
   Fund shares sold                                                                                                  45,937
   Dividends, interest and foreign taxes withheld                                                                     3,660
                                                                                                                -----------
 Other                                                                                                          $28,933,029
                                                                                                                -----------
     Total assets

LIABILITIES:
 Payables --
   Fund shares repurchased                                                                                      $       944
   Upon return of securities loaned                                                                                 743,621
 Due to affiliates                                                                                                    9,661
 Accrued expenses                                                                                                    55,257
                                                                                                                -----------
     Total liabilities                                                                                          $   809,483
                                                                                                                -----------
NET ASSETS:
 Paid-in capital                                                                                                $30,364,401
 Undistributed net investment income                                                                                201,886
 Accumulated net realized loss                                                                                   (6,711,987)
 Net unrealized gain on:
   Investments                                                                                                    4,268,906
   Forward foreign currency contracts and other assets and liabilities denominated
    in foreign currencies                                                                                          340
                                                                                                                -----------
     Total net assets                                                                                           $28,123,546
                                                                                                                -----------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                                                   $20,848,150
 Shares outstanding                                                                                               1,414,874
                                                                                                                -----------
   Net asset value per share                                                                                    $     14.73
 Class II:
 (No par value, unlimited number of shares authorized)
   Net assets                                                                                                   $ 7,275,396
 Shares outstanding                                                                                                 496,375
                                                                                                                -----------
   Net asset value per share                                                                                    $     14.66


The accompanying notes are an integral part of these financial statements.   11

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            Six Months
                                                                                                               Ended
                                                                                                              6/30/06
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $56,387)                                                      $   401,984
 Interest                                                                                                        3,659
 Income on securities loaned, net                                                                               10,758
                                                                                                           -----------
  Total investment income                                                                                  $   416,401
                                                                                                           -----------
EXPENSES:
 Management fees                                                                                           $   120,195
 Transfer agent fees and expenses                                                                                5,011
 Distribution fees (Class II)                                                                                    8,308
 Administrative reimbursements                                                                                   9,536
 Custodian fees                                                                                                 40,746
 Professional fees                                                                                              19,579
 Printing expense                                                                                                3,748
 Fees and expenses of nonaffiliated trustees                                                                     1,955
 Miscellaneous                                                                                                   5,302
                                                                                                           -----------
     Total expenses                                                                                        $   214,380
                                                                                                           -----------
     Net expenses                                                                                          $   214,380
                                                                                                           -----------
      Net investment income (loss)                                                                         $   202,021
                                                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
 Investments                                                                                               $ 3,182,264
 Forward foreign currency contracts and other assets and liabilities denominated in
  foreign currencies                                                                                           (12,056)
                                                                                                           -----------
                                                                                                           $ 3,170,208
                                                                                                           -----------
 Change in net unrealized gain or loss from:
   Investments                                                                                             $(1,263,381)
   Forward foreign currency contracts and other assets and liabilities denominated in
     foreign currencies                                                                                            834
                                                                                                           -----------
                                                                                                           $(1,262,547)
                                                                                                           -----------
 Net gain on investments and foreign currency transactions                                                 $ 1,907,661
                                                                                                           ===========
 Net increase in net assets resulting from operations                                                      $ 2,109,682
                                                                                                           ===========



12  The accompanying notes are an integral part of these financial statements.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     Six Months
                                                                                        Ended                Year
                                                                                       6/30/06              Ended
                                                                                     (unaudited)           12/31/05
FROM OPERATIONS:
Net investment income                                                                $   202,021         $   163,925
Net realized gain on investments and foreign currency transactions                     3,170,208           4,186,631
Change in net unrealized loss on investments and foreign
 currency transactions                                                                (1,262,547)           (617,934)
                                                                                     -----------         -----------
  Net increase in net assets resulting from operations                               $ 2,109,682         $ 3,732,622
                                                                                     -----------         -----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                             $  (100,557)        $   (31,154)
 Class II                                                                                (20,185)             (3,084)
                                                                                     -----------         -----------
  Total distributions to shareowners                                                 $  (120,742)        $   (34,238)
                                                                                     -----------         -----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                     $ 2,991,315         $ 3,244,454
Reinvestment of distributions                                                            120,741              34,238
Cost of shares repurchased                                                            (3,879,174)         (7,067,685)
                                                                                     -----------         -----------
  Net decrease in net assets resulting from Fund share transactions                  $  (767,118)        $(3,788,993)
                                                                                     -----------         -----------
  Net increase (decrease) in net assets                                              $ 1,221,822         $   (90,609)
                                                                                     -----------         -----------
NET ASSETS:
Beginning of period                                                                  $26,901,724         $26,992,333
                                                                                     -----------         -----------
End of period                                                                        $28,123,546         $26,901,724
                                                                                     ===========         ===========
Undistributed net investment income, end of period                                   $   201,886         $   120,607
                                                                                     ===========         ===========


The accompanying notes are an integral part of these financial statements.   13

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer International Value Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty- seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap
       Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth
       Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity
       Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America
       Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio)
       (Class II shares only)
   Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio)
       (ClassII shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio)
       (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

The Portfolio commenced operations on May 1, 2003.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The investment objective of International Value VCT Portfolio is to seek long-term capital growth.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic and political conditions.

The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE.

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the NYSE. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Portfolio determines its net asset value. Consequently, the Board of Trustees of the Portfolio has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Portfolio. The Portfolio may also take into consideration other significant events in determining the fair value of these securities. Thus, the Portfolio's securities valuations may differ from prices reported by the various local exchanges and markets. At June 30, 2006, there were no fair valued securities.

   All securities that trade in foreign markets whose closing prices are as of times prior to the close of the NYSE and that are held by International Value Portfolio are fair valued using vendor-supplied pricing updates for each security to the time of the close of the NYSE. Temporary cash investments and securities held by the Portfolio are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   The Portfolio's investments in emerging markets or countries with limited or developing markets may subject the Portfolio to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Portfolio's investments and income generated by these investments, as well as the Portfolio's ability to repatriate such amounts.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Foreign Currency Translation

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of June 30, 2006, the Portfolio had no outstanding portfolio or settlement hedges.

D. Taxes

   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06                              (continued)
--------------------------------------------------------------------------------

   taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2005, no such taxes were paid.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for taxes on capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding year of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. The estimated reserve for taxes on repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding year of such investments and the related tax rates and other such factors. As of June 30, 2006, the Portfolio had no reserves related to taxes on the repatriation of foreign currencies.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, International Value VCT Portfolio had a capital loss carryforward of $9,866,967 of which the following amounts will expire between 2009 and 2011 if not utilized: $2,426,453 in 2009, $5,309,516 in 2010 and $2,130,998 in 2011.

   The tax character of current year distributions paid will be determined at the end of the fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2005 and the distributions paid during the year ended December 31, 2005 on a tax basis.

--------------------------------------------------------------------------------
                                                                      2005
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                   $    34,238
 Long-Term capital gain                                                     --
                                                                   -----------
                                                                   $    34,238
 Return of Capital                                                          --
                                                                   -----------
  Total distributions                                              $    34,238
                                                                   ===========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                     $   120,607
 Undistributed long-term gain/(capital loss carryforward)           (9,866,967)
 Unrealized appreciation (depreciation)                              5,516,565
                                                                   -----------
  Total                                                            $(4,229,795)
                                                                   ===========


   For the fiscal year ending December 31, 2005, International Value Portfolio has elected to pass through foreign tax credits of $58,710. The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

E. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. Dividends and distributions to shareowners are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees.

F. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Portfolio's custodian.

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or sub custodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 1.00% of the Portfolio's average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006, $943 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $8,669 in transfer agent fees payable to PIMSS at June 30, 2006.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $49 payable to PFD at June 30, 2006.

5. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2006, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

-----------------------------------------------------------------------------------------------------
                                                                                            Net
                                                         Gross            Gross        Appreciation/
                                      Tax Cost       Appreciation     Depreciation     (Depreciation)
-----------------------------------------------------------------------------------------------------
 International Value Portfolio      $24,091,742       $4,835,999       $ (582,321)       $4,253,678
                                    ===========       ==========       ==========        ==========
-----------------------------------------------------------------------------------------------------

Pioneer International Value VCT Portfolio       PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06                              (continued)
--------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended June 30, 2006, were $15,889,704 and $17,170,894, respectively.

7. Capital Shares

At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005:



-----------------------------------------------------------------------------------------------
                                   '06 Shares     '06 Amount
International Value Portfolio     (unaudited)     (unaudited)    '05 Shares      '05 Amount
-----------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                          56,236     $   831,610        48,222      $   576,930
 Reinvestment of distributions         7,188         100,557         2,721           31,154
 Shares repurchased                 (192,976)     (2,841,013)     (430,261)      (5,229,863)
                                  -------------------------------------------------------------
  Net decrease                      (129,552)    $(1,908,846)     (379,318)     $(4,621,779)
                                  =============================================================
 CLASS II:
 Shares sold                         147,514     $ 2,159,705       218,007      $ 2,667,524
 Reinvestment of distributions         1,451          20,184           270            3,084
 Shares repurchased                  (72,693)     (1,038,161)     (147,285)      (1,837,822)
                                  -------------------------------------------------------------
  Net increase                        76,272     $ 1,141,728        70,992      $   832,786
                                  =============================================================


[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust


Officers                                          Trustees
John F. Cogan, Jr., President                     John F. Cogan, Jr., Chairman
Osbert M. Hood, Executive Vice President          David R. Bock
Vincent Nave, Treasurer                           Mary K. Bush
Dorothy E. Bourassa, Secretary                    Margaret B.W. Graham
                                                  Thomas J. Perna
                                                  Marguerite A. Piret
                                                  John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                            This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                            This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust


Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC


General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.


                                                                   19630-00-0806

                                                           [LOGO] PIONEER
                                                                  Investments(R)


                                                PIONEER VARIABLE CONTRACTS TRUST

                          Pioneer Mid Cap Value VCT Portfolio -- Class II Shares


                                                               SEMIANNUAL REPORT

                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
-------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio
  Portfolio and Performance Update               2
  Comparing Ongoing Portfolio Expenses           3
  Portfolio Management Discussion                4
  Schedule of Investments                        5
  Financial Statements                           8
  Notes to Financial Statements                 12
  Trustees, Officers and Service Providers      17


Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT.]

U.S. Common Stocks                                                         94.7%
Temporary Cash Investment                                                   4.5%
Depositary Receipts for International Stocks                                0.8%

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT.]

Sector Distribution
(As a percentage of equity holdings)

Financials                                                                 23.9%
Information Technology                                                     12.4%
Consumer Discretionary                                                     12.0%
Utilities                                                                  10.3%
Industrials                                                                10.2%
Materials                                                                   9.3%
Consumer Staples                                                            9.2%
Health Care                                                                 7.4%
Energy                                                                      5.1%
Telecommunication Services                                                  0.2%

Five Largest Holdings
(As a percentage of equity holdings)

1.  Safeway, Inc.                                                          2.54%
2.  Xerox Corp.                                                            2.39
3.  CIGNA Corp.                                                            2.33
4.  W.W. Grainger, Inc.                                                    2.29
5.  NCR Corp.                                                              2.24

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------

Prices and Distributions

                                                    6/30/06             12/31/05
Net Asset Value per Share                           $18.22               $24.72

                                    Net
Distributions per Share             Investment      Short-Term          Long-Term
(1/1/06 - 6/30/06)                  Income          Capital Gains       Capital Gains
                                    $ -             $1.8961             $4.70

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Mid Cap Value VCT Portfolio at net asset value, compared to that of the Russell Midcap Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED DOCUMENT.]

                           Pioneer Mid Cap Value                  Russell Midcap
                           VCT Portfolio                          Value Index
6/96                       $10,000                                $10,000
6/97                       $11,460                                $12,797
6/98                       $13,408                                $16,092
6/99                       $13,804                                $16,997
6/00                       $13,617                                $15,653
6/01                       $17,004                                $19,398
6/02                       $16,407                                $19,771
6/03                       $16,728                                $19,645
6/04                       $22,062                                $25,698
6/05                       $25,749                                $31,299
6/06                       $26,883                                $35,760

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years                                                                  10.39%
5 Years                                                                    9.59%
1 Year                                                                     4.40%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.


Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value VCT Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006

          Share Class                                  II
          --------------------------------------------------
          Beginning Account Value on 1/1/06         $1,000.00
          Ending Account Value on 6/30/06           $1,010.60
          Expenses Paid During Period*              $    4.82

* Expenses are equal to the Portfolio's annualized expense ratio of 0.97% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2006 through June 30, 2006

          Share Class                                  II
          ---------------------------------------------------
          Beginning Account Value on 7/1/05         $1,000.00
          Ending Account Value on 12/31/05          $1,019.93
          Expenses Paid During Period*              $    4.84

* Expenses are equal to the Portfolio's annualized expense ratio of 0.97% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

The domestic stock market produced generally modest, but positive, returns over the first six months of 2006. A vibrant rally in the early months faded in May, as investors grew concerned about the direction of the nation's monetary policy. Worries intensified when Ben Bernanke, the new chairman of the Federal Reserve Board, appeared to hint that the central bank might raise short-term interest rates more than had been anticipated. This raised concerns among many investors that the Fed could move too aggressively in fighting inflation and controlling growth. As a consequence, stock prices fell hard beginning in May and continued to slump through most of June. In the following discussion, Rod Wright, leader of the team that manages Pioneer Mid Cap Value VCT Portfolio, provides an update on the Portfolio, his investment strategies and the economic environment during the six months.

Q. How did the Portfolio perform?

A. The Portfolio had disappointing results. Class II shares had a total return of 1.06%, at net asset value, over the six months ended June 30, 2006. During that time, the Standard & Poor's 500 Index, which broadly reflects the overall market, returned 2.71%, while the benchmark Russell Midcap Value Index rose 7.02%. The Portfolio's 62 Mid-Cap Value Lipper peers returned an average of 3.81% over the same six months.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What were the principal factors influencing performance?

A. The Portfolio's underperformance relative to the market benchmarks was related to several factors. Our emphasis on higher-quality companies with strong fundamentals did not help in a period when lower-quality value stocks tended to do well. We generally avoid lower-quality companies that are asset-intensive, have low operating profit margins and whose businesses are highly cyclical. In particular, our underweighting of real estate investments trusts (REITs), utility stocks, and steel and mining companies held back results when in fact these types of stocks performed relatively well.

   Performance also was held back by some underperforming holdings. These included Expedia, the on-line travel service, which changed its business model as it made heavy investments in system upgrades, and Boston Scientific, the producer of cardiac devices, whose stock fell because of concerns that it was paying too much in acquiring Guidant, another cardiac device corporation. We have liquidated the position in Expedia, but have retained the investment in Boston Scientific because of the company's longer-term prospects.

Q. What were some of the investments that contributed positively to performance during the six months?

A. Our investment in Tellabs had a major positive influence on results. This long-term holding had been an earlier disappointment, but its stock appreciated sharply during the six months on the expectations that the communications industry would be making significant new capital expenditures. We sold the position on strength, taking profits. Deere, the manufacturer of farm and heavy construction equipment, was another significant performer, as rising commodity prices encouraged farmers to invest in new equipment. Two energy holdings also did particularly well:
   Weatherford International, which provides oil field services to exploration and production companies; and Questar, a gas utility that also is involved in gas and oil exploration and production. Another holding that performed well was H.J. Heinz, the well-known food company.

Q. What is your investment outlook?

A. While we are encouraged about the health of the general economy, we are more cautious about the stock market. Leading economic indicators, including rising interest rates and high energy costs, indicate that some slowing in the rate of economic growth may occur. In this environment, we will maintain our focus on company-by-company stock selection, emphasizing fundamental research. We intend to continue to invest in high-quality companies with strong balance sheets and high profitability.


   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


A Word About Risk:

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

      Shares                                                               Value
                  COMMON STOCKS - 96.0%
                  Energy - 4.9%
                  Coal & Consumable Fuels - 1.5%
     150,010      Massey Energy Co.                                 $  5,400,360
                                                                    ------------
                  Integrated Oil & Gas - 1.3%
      90,310      Hess Corporation*                                 $  4,772,884
                                                                    ------------
                  Oil & Gas Drilling - 0.6%
      26,954      Transocean Offshore Inc.*                         $  2,164,945
                                                                    ------------
                  Oil & Gas Equipment & Services - 0.7%
      53,552      Weatherford Intl, Inc.*                           $  2,657,250
                                                                    ------------
                  Oil & Gas Refining & Marketing - 0.8%
      40,504      Tesoro Petroleum Corp.                            $  3,011,877
                                                                    ------------
                  Total Energy                                      $ 18,007,316
                                                                    ------------
                  Materials - 8.9%
                  Aluminum - 0.8%
     130,872      Novelis, Inc.                                     $  2,824,218
                                                                    ------------
                  Diversified Chemical - 2.6%
      90,869      Ashland, Inc.                                     $  6,060,962
      56,792      PPG Industries, Inc.                                 3,748,272
                                                                    ------------
                                                                    $  9,809,234
                                                                    ------------
                  Diversified Metals & Mining - 0.6%
      40,417      Freeport-McMoRan Copper & Gold, Inc.
                  (Class B)                                         $  2,239,506
                                                                    ------------
                  Industrial Gases - 1.8%
     101,682      Air Products & Chemicals, Inc.                    $  6,499,513
                                                                    ------------
                  Metal & Glass Containers - 1.7%
     171,636      Ball Corp.                                        $  6,357,397
                                                                    ------------
                  Specialty Chemicals - 1.4%
     144,610      International Flavor & Fragrances, Inc.           $  5,096,056
                                                                    ------------
                  Total Materials                                   $ 32,825,924
                                                                    ------------
                  Capital Goods - 6.1%
                  Construction & Farm Machinery
                  & Heavy Trucks - 1.5%
      67,336      Deere & Co.                                       $  5,621,883
                                                                    ------------
                  Electrical Component & Equipment - 1.1%
      74,300      Thomas & Betts Corp.*                             $  3,811,590
                                                                    ------------
                  Industrial Conglomerates - 1.3%
     174,210      Tyco International Ltd.                           $  4,790,775
                                                                    ------------
                  Trading Companies & Distributors - 2.2%
     107,746      W.W. Grainger, Inc.                               $  8,105,732
                                                                    ------------
                  Total Capital Goods                               $ 22,329,980
                                                                    ------------
                  Commercial Services & Supplies - 2.4%
                  Commercial Printing - 1.0%
     120,793      R.R. Donnelly & Sons Co.                          $  3,859,336
                                                                    ------------

      Shares                                                               Value
                  Environmental & Facilities Services - 1.4%
     123,873      Republic Services, Inc.                           $  4,997,037
                                                                    ------------
                  Total Commercial
                  Services & Supplies                               $  8,856,373
                                                                    ------------
                  Transportation - 1.3%
                  Railroads - 1.3%
      67,400      CSX Corp.*                                        $  4,747,656
                                                                    ------------
                  Total Transportation                              $  4,747,656
                                                                    ------------
                  Automobiles & Components - 2.4%
                  Auto Parts & Equipment - 1.1%
      60,400      Borg-Warner Automotive Inc.                       $  3,932,040
                                                                    ------------
                  Motorcycle Manufacturers - 1.3%
      86,410      Harley -Davidson, Inc.                            $  4,743,045
                                                                    ------------
                  Total Automobiles & Components                    $  8,675,085
                                                                    ------------
                  Consumer Services - 2.6%
                  Casinos & Gaming - 1.7%
      91,210      Harrah's Entertainment, Inc.*                     $  6,492,328
                                                                    ------------
                  Hotels, Resorts & Cruise Lines - 0.9%
      84,779      Royal Caribbean Cruises, Ltd.                     $  3,242,797
                                                                    ------------
                  Total Consumer Services                           $  9,735,125
                                                                    ------------
                  Media - 4.6%
                  Advertising - 1.5%
     658,080      The Interpublic Group of Companies, Inc.*         $  5,494,968
                                                                    ------------
                  Broadcasting & Cable Television - 3.1%
     248,222      Clear Channel Communications, Inc.                $  7,682,471
     140,715      Entercom Communications Corp.*                       3,681,104
                                                                    ------------
                                                                    $ 11,363,575
                                                                    ------------
                  Total Media                                       $ 16,858,543
                                                                    ------------
                  Retailing - 2.0%
                  Apparel Retail - 0.6%
      40,600      Abercrombie & Fitch Co.                           $  2,250,458
                                                                    ------------
                  Department Stores - 1.4%
      26,522      Federated Department Stores, Inc.*                $    970,705
      60,500      J.C. Penney Co., Inc.                                4,084,355
                                                                    ------------
                                                                    $  5,055,060
                                                                    ------------
                  Total Retailing                                   $  7,305,518
                                                                    ------------
                  Food & Drug Retailing - 3.1%
                  Drug Retail - 0.7%
      80,850      CVS Corp.                                         $  2,482,095
                                                                    ------------
                  Food Retail - 2.4%
     345,308      Safeway, Inc.                                     $  8,978,008
                                                                    ------------
                  Total Food & Drug Retailing                       $ 11,460,103
                                                                    ------------


  The accompanying notes are an integral part of these financial statements.   5

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

      Shares                                                               Value
                  Food, Beverage & Tobacco - 5.7%
                  Brewers - 1.9%
     100,531      Molson Coors Brewing Co. (Class B)                $  6,824,044
                                                                    ------------
                  Packaged Foods & Meats - 1.7%
      90,535      H.J. Heinz Co., Inc.                              $  3,731,853
      54,300      William Wrigley Jr. Co.                              2,463,048
                                                                    ------------
                                                                    $  6,194,901
                                                                    ------------
                  Tobacco - 2.1%
     174,410      UST, Inc.*                                        $  7,881,588
                                                                    ------------
                  Total Food, Beverage & Tobacco                    $ 20,900,533
                                                                    ------------
                  Health Care Equipment & Services - 6.0%
                  Health Care Equipment - 1.0%
     223,910      Boston Scientific Corp.*                          $  3,770,644
                                                                    ------------
                  Health Care Facilities - 1.1%
     292,879      Tenet Healthcare Corp.*                           $  2,044,295
      45,224      Triad Hospitals, Inc.*                               1,789,966
                                                                    ------------
                                                                    $  3,834,261
                                                                    ------------
                  Health Care Services - 1.7%
     101,362      Laboratory Corporation of
                  America Holdings*                                 $  6,307,757
                                                                    ------------
                  Managed Health Care - 2.2%
      83,614      CIGNA Corp.                                       $  8,236,815
                                                                    ------------
                  Total Health Care
                  Equipment & Services                              $ 22,149,477
                                                                    ------------
                  Pharmaceuticals & Biotechnology - 1.1%
                  Pharmaceuticals - 1.1%
      26,856      Shire Pharmaceuticals Group Plc (A.D.R.)          $  1,187,841
      93,910      Teva Pharmaceutical Industries, Ltd.                 2,966,617
                                                                    ------------
                                                                    $  4,154,458
                                                                    ------------
                  Total Pharmaceuticals &
                  Biotechnology                                     $  4,154,458
                                                                    ------------
                  Banks - 9.9%
                  Regional Banks - 7.3%
      34,956      City National Corp.                               $  2,275,286
     124,225      KeyCorp                                              4,432,348
     100,710      Marshall & Ilsley Corp.                              4,606,475
      83,610      PNC Bank Corp.                                       5,866,914
      53,900      Regions Financial Corp.                              1,785,168
     121,310      TCF Financial Corp.*                                 3,208,650
      57,200      Zions Bancorporation                                 4,458,168
                                                                    ------------
                                                                    $ 26,633,009
                                                                    ------------
                  Thrifts & Mortgage Finance - 2.6%
     242,021      Hudson City Bancorp, Inc.                         $  3,226,140
     144,599      The PMI Group, Inc.                                  6,446,223
                                                                    ------------
                                                                    $  9,672,363
                                                                    ------------
                  Total Banks                                       $ 36,305,372
                                                                    ------------

      Shares                                                               Value
                  Diversified Financials - 3.6%
                  Asset Management & Custody Banks - 3.0%
     155,014      Federated Investors, Inc.*                        $  4,882,941
      19,900      Legg Mason, Inc.*                                    1,980,448
     120,459      Mellon Bank Corp.                                    4,147,403
                                                                    ------------
                                                                    $ 11,010,792
                                                                    ------------
                  Investment Banking & Brokerage - 0.6%
      94,500      E*TRADE Group, Inc.*                              $  2,156,490
                                                                    ------------
                  Total Diversified Financials                      $ 13,167,282
                                                                    ------------
                  Insurance - 7.5%
                  Insurance Brokers - 1.2%
     128,510      Aon Corp.*                                        $  4,474,718
                                                                    ------------
                  Life & Health Insurance - 2.1%
     416,511      UNUM Corp.                                        $  7,551,344
                                                                    ------------
                  Multi-Line Insurance - 2.0%
      47,260      Assurant, Inc.                                    $  2,287,384
     148,028      Genworth Financial, Inc.                             5,157,296
                                                                    ------------
                                                                    $  7,444,680
                                                                    ------------
                  Property & Casualty Insurance - 1.2%
      21,567      Ambac Financial Group, Inc.*                      $  1,749,084
       5,698      White Mountains Insurance Group, Ltd.                2,774,926
                                                                    ------------
                                                                    $  4,524,010
                                                                    ------------
                  Reinsurance - 1.0%
     127,992      Platinum Underwriter Holdings, Ltd.               $  3,581,216
                                                                    ------------
                  Total Insurance                                   $ 27,575,968
                                                                    ------------
                  Real Estate - 2.1%
                  Industrial Real Estate Investment Trusts - 0.8%
      53,900      ProLogis Trust                                    $  2,809,268
                                                                    ------------
                  Mortgage Real Estate Investment Trusts - 0.8%
     220,210      Annaly Mortgage Management, Inc.                  $  2,820,890
                                                                    ------------
                  Specialized Real Estate Investment Trusts - 0.5%
      93,210      Host Hotels & Resorts, Inc.*                      $  2,038,503
                                                                    ------------
                  Total Real Estate                                 $  7,668,661
                                                                    ------------
                  Software & Services - 1.0%
                  Data Processing & Outsourced Services - 1.0%
     269,882      The BISYS Group, Inc.*                            $  3,697,383
                                                                    ------------
                  Total Software & Services                         $  3,697,383
                                                                    ------------
                  Technology Hardware & Equipment - 9.3%
                  Communications Equipment - 1.2%
     270,020      Juniper Networks, Inc.*                           $  4,317,620
                                                                    ------------
                  Computer Hardware - 4.1%
     182,110      Dell, Inc.*                                       $  4,445,305
     215,810      NCR Corp.*                                           7,907,278
     168,910      Palm, Inc.*                                          2,719,451
                                                                    ------------
                                                                    $ 15,072,034
                                                                    ------------


6   The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                               Value
                  Electronic Equipment & Instruments - 1.7%
     590,910      Symbol Technologies, Inc.*                        $  6,375,919
                                                                    ------------
                  Office Electronics - 2.3%
     606,719      Xerox Corp.*                                      $  8,439,461
                                                                    ------------
                  Total Technology
                  Hardware & Equipment                              $ 34,205,034
                                                                    ------------
                  Semiconductors - 1.6%
                  Semiconductors - 1.6%
     195,710      Freescale Semiconductor, Inc. (Class B)*          $  5,753,874
                                                                    ------------
                  Total Semiconductors                              $  5,753,874
                                                                    ------------
                  Telecommunication Services - 0.2%
                  Integrated Telecommunication Services - 0.2%
     138,313      Cincinnati Bell, Inc.*                            $    567,083
                                                                    ------------
                  Total Telecommunication Services                  $    567,083
                                                                    ------------
                  Utilities - 9.9%
                  Electric Utilities - 4.6%
     114,310      Allegheny Energy, Inc.*                           $  4,237,472
     135,581      Edison International                                 5,287,659
      86,810      Firstenergy Corp.                                    4,705,970
      85,700      PPL Corp.*                                           2,768,110
                                                                    ------------
                                                                    $ 16,999,211
                                                                    ------------
                  Gas Utilities - 1.6%
      73,800      Questar Corp.                                     $  5,940,162
                                                                    ------------
                  Indep Power Producer & Energy Traders - 1.5%
     113,166      NRG Energy, Inc.*                                 $  5,452,338
                                                                    ------------
                  Multi-Utilities - 2.2%
     110,084      NSTAR                                             $  3,148,402
     120,971      PG&E Corp.                                           4,751,744
                                                                    ------------
                                                                    $  7,900,146
                                                                    ------------
                  Total Utilities                                   $ 36,291,857
                                                                    ------------
                  TOTAL COMMON STOCKS
                  (Cost $332,079,994)                               $353,238,605
                                                                    ------------

   Principal
    Amount                                                                 Value
                  TEMPORARY CASH INVESTMENTS - 4.6%
                  Repurchase Agreement - 4.6%
 $16,800,000      UBS Warburg, Inc., 4.4%, dated
                  6/30/06, repurchase price of
                  $16,800,000 plus accrued interest on
                  7/3/06 collateralized by $17,158,000
                  U.S. Treasury Bill, 5.125%, 6/30/08               $ 16,800,000
                                                                    ------------
                  TOTAL TEMPORARY
                  CASH INVESTMENTS
                  (Cost $16,800,000)                                $ 16,800,000
                                                                    ------------
                  TOTAL INVESTMENT
                  IN SECURITIES - 100.6%
                  (Cost $348,879,994)                               $370,038,605
                                                                    ------------
                  OTHER ASSETS
                  AND LIABILITIES - (0.6)%                          $ (2,101,567)
                                                                    ------------
                  TOTAL NET ASSETS - 100.0%                         $367,937,038
                                                                    ============

* Non-income producing security.


  The accompanying notes are an integral part of these financial statements.   7

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months
                                                                   Ended        Year       Year       Year       Year         Year
                                                                  6/30/06       Ended     Ended      Ended      Ended        Ended
Class II                                                        (unaudited)   12/31/05   12/31/04   12/31/03   12/31/02     12/31/01
Net asset value, beginning of period                              $ 24.72      $ 24.44   $  20.32   $  14.86    $ 17.28     $ 17.75
                                                                  -------      -------   --------   --------    --------    -------
Increase (decrease) from investment operations:
 Net investment income                                            $    --      $  0.35   $   0.01   $   0.06    $  0.04     $  0.14
 Net realized and unrealized gain (loss) on investments              0.10         1.47       4.38       5.44      (1.96)       0.94
                                                                  -------      -------   --------   --------    --------    -------
  Net increase (decrease) from investment operations              $  0.10      $  1.82   $   4.39   $   5.50    $ (1.92)    $  1.08
Distributions to shareholders:
 Net investment income                                                 --        (0.05)     (0.06)     (0.04)     (0.04)      (0.08)
 Net realized gain                                                  (6.60)       (1.49)     (0.21)        --      (0.46)      (1.47)
                                                                  -------      -------   --------   --------    --------    -------
Net increase (decrease) in net asset value                        $ (6.50)     $  0.28   $   4.12   $   5.46    $ (2.42)    $ (0.47)
                                                                  -------      -------   --------   --------    --------    -------
Net asset value, end of period                                    $ 18.22      $ 24.72   $  24.44   $  20.32    $ 14.86     $ 17.28
                                                                  =======      =======   ========   ========    =======     =======
Total return*                                                        1.06%        7.64%     21.77%     37.09%    (11.38)%      6.22%
Ratio of net expenses to average net assets+                         0.97%**      0.95%      0.97%      1.00%      1.07%       1.11%
Ratio of net investment income to average net assets+                0.64%**      0.25%      0.29%      0.60%      0.24%       0.10%
Portfolio turnover rate                                               115%**        42%        55%        52%        68%         95%
Net assets, end of period (in thousands)                          $94,098      $88,217   $536,837   $211,120    $61,038     $10,195
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        0.97%**      0.95%      0.97%      1.00%      1.07%       1.11%
 Net investment income                                               0.64%**      0.25%      0.29%      0.60%      0.24%       0.10%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        0.97%**      0.95%      0.97%      1.00%      1.07%       1.11%
 Net investment income                                               0.64%**      0.25%      0.29%      0.60%      0.24%       0.10%

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized
 + Ratios with no reduction for fees paid indirectly.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


8  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (Cost $348,879,994)             $370,038,605
 Receivables --
   Investment securities sold                                          5,261,104
   Fund shares sold                                                      134,741
   Dividends, interest and foreign taxes withheld                        386,844
 Other                                                                    61,331
                                                                    ------------
     Total assets                                                   $375,882,625
                                                                    ------------
LIABILITIES:
 Payables --
   Investment securities purchased                                  $  7,210,113
   Fund shares repurchased                                               425,989
 Due to bank                                                             180,277
 Due to affiliates                                                        22,470
 Accrued expenses                                                        106,738
                                                                    ------------
     Total liabilities                                              $  7,945,587
                                                                    ------------
NET ASSETS:
 Paid-in capital                                                    $322,562,891
 Undistributed net investment income                                   1,554,166
 Accumulated net realized gain                                        22,661,370
 Net unrealized gain on investments                                   21,158,611
                                                                    ------------
     Total net assets                                               $367,937,038
                                                                    ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
   Net assets                                                       $273,838,888
 Shares outstanding                                                   14,995,239
                                                                    ------------
   Net asset value per share                                        $      18.26
 Class II:
 (No par value, unlimited number of shares authorized)
   Net assets                                                       $ 94,098,150
 Shares outstanding                                                    5,165,326
                                                                    ------------
   Net asset value per share                                        $      18.22


  The accompanying notes are an integral part of these financial statements.   9

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Six Months
                                                                        Ended
                                                                       6/30/06

INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $4,143)                $  2,801,601
 Interest                                                                220,983
                                                                    ------------
  Total investment income                                           $  3,022,584
                                                                    ------------
EXPENSES:
 Management fees                                                    $  1,223,963
 Transfer agent fees and expenses                                          4,577
 Distribution fees (Class II)                                            115,590
 Administrative reimbursements                                            55,072
 Custodian fees                                                           11,251
 Professional fees                                                        19,514
 Printing expense                                                         37,440
 Fees and expenses of nonaffiliated trustees                               2,645
 Miscellaneous                                                             1,921
                                                                    ------------
  Total expenses                                                    $  1,471,973
  Less fees paid indirectly                                               (4,021)
                                                                    ------------
  Net expenses                                                      $  1,467,952
                                                                    ------------
    Net investment income                                           $  1,554,632
                                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from investments                                 $ 27,674,699
                                                                    ------------
 Change in net unrealized loss from investments                     $(24,698,742)
                                                                    ------------

 Net gain on investments                                            $  2,975,957
                                                                    ============
 Net increase in net assets resulting from operations               $  4,530,589
                                                                    ============


10  The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     Six Months
                                                                                        Ended               Year
                                                                                       6/30/06              Ended
                                                                                     (unaudited)          12/31/05
FROM OPERATIONS:
Net investment income                                                               $  1,554,632        $   2,876,590
Net realized gain on investments and redemptions in kind                              27,674,699          146,233,723
Change in net unrealized gain or loss on investments                                 (24,698,742)         (98,298,212)
                                                                                    ------------        -------------
  Net increase in net assets resulting from operations                              $  4,530,589        $  50,812,101
                                                                                    ------------        -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                            $ (2,875,198)       $    (980,182)
 Class II                                                                                     --           (1,186,576)
Net realized gain
 Class I                                                                             (71,620,430)         (18,901,870)
 Class II                                                                            (24,935,216)         (33,992,323)
                                                                                    ------------        -------------
  Total distributions to shareowners                                                $(99,430,844)       $ (55,060,951)
                                                                                    ------------        -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                    $ 23,886,018        $ 138,080,446
Reinvestment of distributions                                                         99,430,844           55,060,951
Cost of shares repurchased                                                           (37,533,546)        (163,603,573)
Redemptions in kind                                                                           --         (488,210,933)
                                                                                    ------------        -------------
 Net increase (decrease) in net assets resulting from Fund share transactions       $ 85,783,316        $(458,673,109)
                                                                                    ------------        -------------
 Net increase (decrease) in net assets                                              $ (9,116,939)       $(462,921,959)
                                                                                    ------------        -------------
NET ASSETS:
Beginning of period                                                                 $377,053,977        $ 839,975,936
                                                                                    ------------        -------------
End of period                                                                       $367,937,038        $ 377,053,977
                                                                                    ------------        -------------
Undistributed net investment income, end of period                                  $  1,554,166        $   2,874,732
                                                                                    ============        =============


  The accompanying notes are an integral part of these financial statements.  11

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Mid Cap Value VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty- seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only)
   Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio)
       (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

The investment objective of Mid Cap Value Portfolio is to seek capital appreciation.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates.

Information concerning the Portfolio's principal investment risks is contained in the Portfolio's prospectus (es). Please refer to those documents when considering the Portfolio's risks. Investing in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A. Security Valuation
   Security transactions are recorded as of trade date. Net asset values for the portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2006, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

B. Futures Contracts
   The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2006, Mid Cap Value Portfolio had no open contracts.

C. Foreign Currency Translation
   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. Forward Foreign Currency Contracts
   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

E. Taxes
   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Mid Cap Value Portfolio had a net capital loss carryforward of $3,859,922, of which the following amounts will expire between 2009 and 2010, if not utilized: $1,330,134 in 2009 and $2,529,788 in 2010.

   The tax character of current year distributions paid will be determined at the end of the fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2005 and the distributions paid during the year ended December 31, 2005 on a tax basis.

--------------------------------------------------------------------------------
                                                                       2005
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                   $  6,510,571
 Long-Term capital gain                                              48,550,380
                                                                   ------------
                                                                   $ 55,060,951
 Return of Capital                                                           --
                                                                   ------------
  Total distributions                                              $ 55,060,951
                                                                   ============
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                     $ 30,629,491
 Capital loss carryforward from merger                               (3,859,922
 Undistributed long-term gain                                        68,794,908
 Unrealized appreciation (depreciation)                              44,709,925
                                                                   ------------
  Total                                                            $140,274,402
                                                                   ============
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

F. Portfolio Shares
   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006. Distribution fees for Class II shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

   Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. Distributions paid by a Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G. Securities Lending
   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Portfolio has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Portfolio invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Portfolio's custodian.

H. Repurchase Agreements
   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006, $14,552 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $7,276 in transfer agent fees payable to PIMSS at June 30, 2006.

4. Distribution Plans
The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $642 payable to PFD at June 30, 2006.

5. Aggregate Unrealized Appreciation and Depreciation
At June 30, 2006, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

---------------------------------------------------------------------------------------------------
                                                                                       Net
                                                  Gross            Gross           Appreciation/
                               Tax Cost        Appreciation     Depreciation      (Depreciation)
---------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio      $350,027,408      $33,294,480      $(13,283,283)       $20,011,197
                             ============      ===========      ============        ===========
---------------------------------------------------------------------------------------------------

6. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2006, were $210,947,409 and $228,145,769, respectively. For the year ended September 23, 2005, the Portfolio had redemptions in kind which resulted in redemptions out of the Portfolio totaling $488,210,933.

Pioneer Mid Cap Value VCT Portfolio             PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

7. Capital Shares
At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005:
--------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                              '06 Shares      '06 Amount
Mid Cap Value Portfolio                      (unaudited)      (unaudited)      '05 Shares        '05 Amount
---------------------------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                                     374,576     $  9,587,662       2,037,703      $  50,295,966
 Class I shares issued in reorganization              --               --              --                 --
 Reinvestment of distributions                 4,182,798       74,495,628         821,233         19,882,052
 Shares repurchased                           (1,115,637)     (28,263,675)     (2,727,151)       (66,908,971)
 Redemptions in kind                                  --               --        (868,079)       (21,000,610)
                                              -----------------------------------------------------------------
  Net increase (decrease)                      3,441,737     $ 55,819,615        (736,294)     $ (17,731,563)
                                              =================================================================
 CLASS II:
 Shares sold                                     570,095     $ 14,298,356       3,599,252      $  87,784,480
 Reinvestment of distributions                 1,403,220       24,935,216       1,468,235         35,178,899
 Shares repurchased                             (377,034)      (9,269,871)     (3,965,242)       (96,694,602
 Redemptions in kind                                  --               --     (19,499,464)      (467,210,323)
                                              -----------------------------------------------------------------
  Net increase (decrease)                      1,596,281     $ 29,963,701     (18,397,219)     $(440,941,546)
                                              =================================================================
---------------------------------------------------------------------------------------------------------------

8. Merger Information
On December 8, 2004, beneficial owners of Safeco RST Core Equity Portfolio, Safeco RST Money Market Portfolio and Safeco RST Multi-Cap Core Portfolio, three of the six portfolios that comprised Safeco Resource Series Trust, approved a proposed Agreement and Plan of Reorganization that provided for the mergers listed below. These tax-free reorganizations were accomplished on December 10, 2004 ("Closing Date"), by exchanging all of the Safeco's net assets for Class I shares as indicated below, based on Class I shares' ending net asset value on the Closing Date. The following charts show the details of the reorganizations as of that Closing Date:

Pioneer Mid Cap Value VCT Portfolio

-----------------------------------------------------------------------------------------------------
                                   Pioneer
                                Mid Cap Value          Safeco RST Multi-         Pioneer Mid Cap
                                VCT Portfolio         Cap Core Portfolio       Value VCT Portfolio
                            (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
-----------------------------------------------------------------------------------------------------
Net Assets                      $757,206,652              $49,670,328             $858,922,877
Shares Outstanding                32,072,498              $ 2,399,533               34,160,364
                                ------------              -----------             ------------
Class I Shares Issued                                                             $  2,087,866
                                                                                  ============
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                          Unrealized Appreciation              Realized Gain (Loss)
                                              on Closing Date                    on Closing Date
-----------------------------------------------------------------------------------------------------
Safeco RST Multi-Cap Core Portfolio             $5,550,191                         $7,992,587
                                                ==========                         ==========
-----------------------------------------------------------------------------------------------------

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Officers                                        Trustees
John F. Cogan, Jr., President                   John F. Cogan, Jr., Chairman
Osbert M. Hood, Executive Vice President        David R. Bock
Vincent Nave, Treasurer                         Mary K. Bush
Dorothy E. Bourassa, Secretary                  Margaret B.W. Graham
                                                Thomas J. Perna
                                                Marguerite A. Piret
                                                John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company,
Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.


                                                                   19624-00-0806


                                                            [LOGO]PIONEER
                                                                  Investments(R)


                                                PIONEER VARIABLE CONTRACTS TRUST
                     Pioneer Real Estate Shares VCT Portfolio -- Class II Shares


                                                               SEMIANNUAL REPORT
                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Real Estate Shares VCT Portfolio

  Portfolio and Performance Update                                             2

  Comparing Ongoing Portfolio Expenses                                         3

  Portfolio Management Discussion                                              4

  Schedule of Investments                                                      6

  Financial Statements                                                         7

  Notes to Financial Statements                                               11

  Trustees, Officers and Service Providers                                    16

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                          84.1%
Temporary Cash Investment                                                   15.9%


Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Office                                                                      20.0%
Apartment                                                                   19.5%
Regional Mall                                                               13.3%
Industrial                                                                  13.2%
Shopping Center                                                             12.8%
Hotel                                                                        8.9%
Self Storage                                                                 4.9%
Diversified                                                                  4.6%
Triple-Net Lease                                                             1.4%
Health Care                                                                  1.1%
Manufactured Homes                                                           0.3%


Five Largest Holdings
(As a percentage of equity holdings)

 1. Simon DeBartolo
      Group, Inc.                                                           7.24%
 2. Boston Properties, Inc.                                                 5.49
 3.   ProLogis Trust                                                        5.29
 4. AvalonBay
      Communities, Inc.                                                     4.88
 5. Equity Residential
      Property Trust                                                        4.78

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------

Prices and Distributions

                                6/30/06        12/31/05
Net Asset Value per Share       $ 28.01        $ 26.09

                                Net
Distributions per Share         Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)              Income         Capital Gains     Capital Gains
                                $ 0.3400       $  -              $ 1.4942

--------------------------------------------------------------------------------
Performance of a $10,000 Investment
The following chart shows the change in value of an investment made in Pioneer Real Estate Shares VCT Portfolio at net asset value, compared to that of the Wilshire Real Estate Securities Index. Portfolio returns are based on net asset value and do not reflect applicable insurance fees and surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

             Wilshire Real Estate     Pioneer Real Estate
             Securities Index         Shares VCT Portfolio
6/96              10000                      10000
                  13355                      13702
6/98              14223                      14698
                  13244                      13328
6/00              13834                      13947
                  17231                      16679
6/02              19603                      19096
                  20182                      19546
6/04              26073                      25195
                  35100                      34027
6/06              42769                      42100

The Wilshire Real Estate Securities Index is a market-capitalization weighted measure of the performance of real estate investment trusts (equity and hybrid) and real estate operating companies. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
10 Years                                                                  15.15%
5 Years                                                                   20.04%
1 Year                                                                    23.43%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares VCT
Portfolio

Based on actual returns from January 1, 2006 through June 20, 2006.

      Share Class                                                  II
      -------------------------------------------------------------------
      Beginning Account Value on 1/1/06                        $ 1,000.00
      Ending Account Value on 6/30/06                          $ 1,146.60
      Expenses Paid During Period*                             $     6.01

* Expenses are equal to the Portfolio's annualized expense ratio of 1.13% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares VCT
Portfolio

Based on a hypothetical 5% return per year return before expenses, reflecting the period from January 1, 2006 through June 30, 2006.

      Share Class                                                  II
      -------------------------------------------------------------------
      Beginning Account Value on 1/1/06                        $ 1,000.00
      Ending Account Value on 6/30/06                          $ 1,019.19
      Expenses Paid During Period*                             $     5.66

* Expenses are equal to the Portfolio's annualized expense ratio of 1.13% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

Real estate investments enjoyed strong performance during the six months ended June 30, 2006 - the first half of the Portfolio's fiscal year. Investments in the apartment and office sectors proved particularly rewarding, as Matthew Troxell of AEW Capital management, L.P., the Portfolio's Sub-Advisor, explains in the following interview.

Q. How well did the Portfolio perform during the six months ended June 30, 2006?

A. The Portfolio posted strong performance, both on an absolute basis and relative to its benchmark and peer group. For the first half of fiscal 2006, Class II shares generated a return of 14.66% at net asset value. In comparison, the Wilshire Real Estate Securities Index returned 14.08% for the same six-month period. The average return for the 52 real estate funds in the Portfolio's Lipper category was 13.19%. We think effective stock selection and the Portfolio's greater-than-benchmark weighting in the apartment sector contributed to these results.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What is contributing to the rally in the apartment sector?

A. The sector's outlook has improved, as many of the negative factors that had overshadowed this group of stocks and depressed investor demand have dissipated. With the return of higher interest rates, renting has become a more attractive option relative to buying a home. In addition, property values appear to have leveled off or even declined in some markets - thereby discouraging potential homebuyers who might have been drawn to the rising equity value offered by owning a home.

   On the other hand, the growth in supply of apartments has remained in check, in part due to the escalating cost of new construction. Also, during the last few years, many apartments were converted into condominiums to meet the high demand for home ownership, reducing the supply of apartments in the face of today's rising demand in some markets. This is benefiting the bottom line of the apartment real estate investment trust (REIT) operators, since landlords are better able to maintain full occupancy. With stronger demand, landlords have greater pricing power and are able to push through rent increases.

   Investments in Camden Properties outperformed dramatically for the six months ended June 30. We have a high level of confidence in the management team at this REIT, which is embracing technological innovations to improve efficiency and maximize revenue. The company also owns high-quality properties, which they manage very effectively in our opinion.

Q. Did office REITs also experience a resurgence?

A. Yes, and for similar reasons, albeit with somewhat of a lag to the multifamily sector. With the U.S. economy prospering and job growth expanding, demand for office space is increasing occupancy as existing tenants expand their businesses or new tenants arrive. The increased demand has allowed landlords to raise rents. Highwoods Properties rose dramatically in the final weeks of the reporting period in response to an unsolicited offer for the company at a value substantially higher than the trading price. While the offer was rejected by the board, we think it corroborated the inherent value that we'd seen in the stock for some time.

   One of the Portfolio's holdings, Equity Office Properties, also was a stronger performer for the semiannual period. However, we'd limited the Portfolio's exposure to this REIT, because we had concerns about the ability of the company to participate in the nascent office recovery. Our decision was a drawback, however, since it performed well.


A  Word About Risk:

The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q. Is the mall sector still benefiting from the economic recovery?

A. Yes, but to a lesser degree than apartment or office REITs, because regional malls and shopping centers have enjoyed strong outperformance relative to other property types for some time. Two holdings produced contrasting results and contributed to weaker, albeit positive, results during the reporting period. Mills Corp. turned in disappointing performance, because of questions surrounding the company's financial reporting and a proposed large-scale project in New Jersey. In contrast, Taubman Centers delivered strong performance, and its considerable weighting in the Portfolio magnified this result.

Q. What is your outlook for balance of the fiscal year?

A. We think that the fundamentals across most property types should continue to improve for the foreseeable future - although to varying degrees since their respective lease terms make them respond differently to the economic recovery. Our research-driven investment approach will be critical to determining which companies offer the most attractive value and are in the best position to capitalize on the positive fundamentals within their industries.


   Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

     Shares                                                                Value
              COMMON STOCKS - 98.3%
              Consumer Services - 3.8%
              Hotels, Resorts & Cruise Lines - 3.8%
     74,000   Hilton Hotels Corp.                                  $   2,092,720
     30,000   Starwood Hotels & Resorts*                               1,810,200
                                                                   -------------
                                                                   $   3,902,920
                                                                   -------------
              Total Consumer Services                              $   3,902,920
                                                                   -------------
              Real Estate - 94.5%
              Diversified Real Estate Investment Trusts - 8.8%
     82,500   Liberty Property Trust (a)                           $   3,646,500
     18,000   PS Business Parks, Inc.                                  1,062,000
     52,700   Spirit Finance Corp.                                       593,402
     39,000   Vornado Realty Trust                                     3,804,450
                                                                   -------------
                                                                   $   9,106,352
                                                                   -------------
              Industrial Real Estate Investment Trusts - 7.4%
     35,000   AMB Property Corp.                                   $   1,769,250
     17,700   First Potomac Realty Trust                                 527,283
    103,500   ProLogis Trust                                           5,394,420
                                                                   -------------
                                                                   $   7,690,953
                                                                   -------------
              Mortgage Real Estate Investment Trusts - 0.8%
     23,500   iStar Financial, Inc.                                $     887,125
                                                                   -------------
              Office Real Estate Investment Trusts - 18.1%
     28,000   BioMed Property Trust, Inc.                          $     838,320
     62,000   Boston Properties, Inc.                                  5,604,800
     71,000   Brandywine Realty Trust                                  2,284,070
      7,000   Carramerica Realty Corp.                                   311,850
     26,500   Corporate Office Properties (a)                          1,115,120
     30,000   Duke Realty Investments, Inc.                            1,054,500
     44,500   Equity Office Properties Trust (a)                       1,624,695
     55,500   Highwoods Properties, Inc.                               2,007,990
     20,000   Kilroy Realty Corp.                                      1,445,000
     13,500   Mack-Cali Realty Corp.                                     619,920
     65,000   Trizec Properties, Inc.                                  1,861,600
                                                                   -------------
                                                                   $  18,767,865
                                                                   -------------
              Real Estate Management & Development - 3.3%
    108,000   Brookfield Properties Corp. (a)                      $   3,474,360
                                                                   -------------
              Residential Real Estate Investment Trusts - 19.5%
     23,100   Apartment Investment & Management Co.                $   1,003,695
     74,500   Archstone Communities Trust                              3,789,815
     45,000   AvalonBay Communities, Inc. (a)                          4,977,900
     39,000   Camden Property Trust                                    2,868,450
      8,000   Equity Lifestyle Properties, Inc.                          350,640
    109,000   Equity Residential Property Trust (a)                    4,875,570
     13,900   Home Properties, Inc.*(a)                                  771,589
     57,000   United Dominion Realty Trust                             1,596,570
                                                                   -------------
                                                                   $  20,234,229
                                                                   -------------

     Shares                                                                Value
              Retail Real Estate Investment Trusts - 25.8%
     67,000   Developers Diversifies Realty Corp.                  $   3,496,060
     35,200   Federal Realty Investment Trust                          2,464,000
     63,000   General Growth Properties, Inc.                          2,838,780
     52,500   Kimco Realty Corp. (a)                                   1,915,725
     40,900   Kite Realty Group Trust                                    637,631
     33,000   Pan Pacific Retail Properties, Inc.                      2,289,210
     37,000   Regency Centers Corp.                                    2,299,550
     89,000   Simon DeBartolo Group, Inc.                              7,381,660
     48,000   Taubman Centers, Inc.                                    1,963,200
     20,900   The Macerich Co.                                         1,467,180
                                                                   -------------
                                                                   $  26,752,996
                                                                   -------------
              Specialized Real Estate Investment Trusts - 10.8%
     41,000   Extra Space Storage, Inc.*                           $     665,840
     11,000   Healthcare Realty Trust, Inc.                              350,350
     12,000   Hospitality Properties Trust                               527,040
    190,000   Host Hotels & Resorts, Inc.*(a)                          4,155,300
     34,500   Nationwide Health Properties, Inc.*                        776,595
     42,100   Public Storage, Inc.                                     3,195,390
     13,500   Shurgard Storage Centers, Inc.                             843,750
     20,000   Strategic Hotels & Resorts, Inc.*                          414,800
     14,500   U-Store-It Trust*                                          273,470
                                                                   -------------
                                                                   $  11,202,535
                                                                   -------------
              Total Real Estate                                    $  98,116,415
                                                                   -------------
              TOTAL COMMON STOCKS
              (Cost $56,906,299)                                   $ 102,019,335
                                                                   -------------
              TEMPORARY CASH INVESTMENT - 18.5%
              Security Lending Collateral - 18.5%
 19,238,901   Securities Lending Investment
              Fund, 5.16%                                          $  19,238,901
                                                                   -------------
              TOTAL TEMPORARY CASH
              INVESTMENT
              (Cost $19,238,901)                                   $  19,238,901
                                                                   -------------
              TOTAL INVESTMENT
              IN SECURITIES - 116.8%
              (Cost $76,145,200)                                   $ 121,258,236
                                                                   -------------
              OTHER ASSETS
              AND LIABILITIES - (16.8)%                            $ (17,416,823)
                                                                   -------------
              TOTAL NET ASSETS - 100.0%                            $ 103,841,413
                                                                   =============

 *    Non-income producing security.
(a)   At June 30, 2006, the following securities were out on loan:

       Shares   Security                                       Value
       35,000   AvalonBay Communities, Inc.             $  3,871,700
       52,400   Brookfield Properties Corp.                1,685,708
       26,235   Corporate Office Properties                1,103,969
       44,055   Equity Office Properties Trust             1,608,448
       31,910   Equity Residential Property Trust          1,427,334
       13,761   Home Properties, Inc.*                       763,873
      188,100   Host Hotels & Resorts, Inc.*               4,113,747
       20,200   Kimco Realty Corp.                           737,098
       81,675   Liberty Property Trust                     3,610,035
                                                        ------------
                Total                                   $ 18,921,912
                                                        ============

6   The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Six Months
                                                  Ended
                                                 6/30/06     Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
Class II                                       (unaudited)    12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
Net asset value, beginning of period             $ 26.09       $ 24.26      $ 18.55      $ 14.45      $ 14.75      $ 14.40
                                                 -------       -------      -------      -------      -------      -------
Increase from investment operations:
 Net investment income                           $  0.34       $  0.36      $  0.44      $  0.68      $  0.55      $  0.41
 Net realized and unrealized gain (loss)
  on investments                                    3.41          3.11         6.00         4.18        (0.20)       0.63
                                                 -------       -------      -------      -------      -------      -------
    Net increase from investment operations      $  3.75       $  3.47      $  6.44      $  4.86      $  0.35      $  1.04
Distributions to shareholders:
 Net investment income                             (0.34)        (0.33)       (0.40)       (0.56)       (0.65)       (0.52)
 Net realized gain                                 (1.49)        (1.31)       (0.33)          --           --           --
 Tax Return of Capital                                --            --           --        (0.20)          --        (0.17)
                                                 -------       -------      -------      -------      -------      -------
Net increase (decrease) in net asset value       $  1.92       $  1.83      $  5.71      $  4.10      $ (0.30)     $  0.35
                                                 -------       -------      -------      -------      -------      -------
Net asset value, end of period                   $ 28.01       $ 26.09      $ 24.26      $ 18.55      $ 14.45      $ 14.75
                                                 =======       =======      =======      =======      =======      =======
Total return*                                      14.66%        14.86%       35.39%       34.45%        2.28%        7.52%
Ratio of net expenses to average net assets+        1.13%**       1.18%        1.23%        1.28%        1.32%        1.52%
Ratio of net investment income to average
 net assets+                                        2.40%**       1.46%        2.20%        4.26%        4.21%        4.36%
Portfolio turnover rate                               18%**         12%          35%          20%          29%          34%
Net assets, end of period (in thousands)         $71,990       $67,383      $61,799      $39,892      $31,985      $11,972

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


  The accompanying notes are an integral part of these financial statements. 7

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $18,921,912) (Cost $76,145,200)                 $ 121,258,236
 Cash                                                                                                                   1,226,876
 Receivables --
  Investment securities sold                                                                                              295,747
  Fund shares sold                                                                                                         69,653
  Dividends, interest and foreign taxes withheld                                                                          369,768
 Other                                                                                                                      5,905
                                                                                                                    -------------
   Total assets                                                                                                     $ 123,226,185
                                                                                                                    -------------
LIABILITIES:
 Payables --
  Investment securities purchased                                                                                   $      42,070
  Fund shares repurchased                                                                                                  52,917
  Upon return of securities loaned                                                                                     19,238,901
 Due to affiliates                                                                                                         10,706
 Accrued expenses                                                                                                          40,178
                                                                                                                    -------------
   Total liabilities                                                                                                $  19,384,772
                                                                                                                    -------------
NET ASSETS:
 Paid-in capital                                                                                                    $  53,200,452
 Undistributed net investment income                                                                                      229,457
 Accumulated net realized gain on investments                                                                           5,298,468
 Net unrealized gain on investments                                                                                    45,113,036
                                                                                                                    -------------
   Total net assets                                                                                                 $ 103,841,413
                                                                                                                    -------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                                                        $  31,851,653
 Shares outstanding                                                                                                     1,135,310
                                                                                                                    -------------
  Net asset value per share                                                                                         $       28.06
 Class II:
 (No par value, unlimited number of shares authorized)
  Net assets                                                                                                        $  71,989,760
 Shares outstanding                                                                                                     2,570,361
                                                                                                                    -------------
  Net asset value per share                                                                                         $       28.01


  8 The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     Six Months
                                                                       Ended
                                                                      6/30/06
INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $6,237)                $ 1,787,776
 Interest                                                                20,348
 Income on securities loaned, net                                        10,145
                                                                    -----------
  Total investment income                                           $ 1,818,269
                                                                    -----------
EXPENSES:
 Management fees                                                    $   412,565
 Transfer agent fees and expenses                                         4,996
 Distribution fees (Class II)                                            88,416
 Administrative reimbursements                                            9,698
 Custodian fees                                                           7,208
 Professional fees                                                       17,406
 Fees and expenses of nonaffiliated trustees                              1,862
 Miscellaneous                                                              472
                                                                    -----------
  Total expenses                                                    $   542,623
                                                                    -----------
  Net expenses                                                      $   542,623
                                                                    -----------
    Net investment income                                           $ 1,275,646
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain from investments                                 $ 5,583,655
                                                                    -----------
 Change in net unrealized gain from investments                     $ 7,249,324
                                                                    -----------
 Net gain on investments                                            $12,832,979
                                                                    ===========
 Net increase in net assets resulting from operations               $14,108,625
                                                                    ===========


  The accompanying notes are an integral part of these financial statements. 9

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          Six Months
                                                                            Ended              Year
                                                                           6/30/06            Ended
                                                                         (unaudited)         12/31/05
FROM OPERATIONS:
Net investment income                                                   $   1,275,646     $   1,488,954
Net realized gain on investments                                            5,583,655         6,859,537
Change in net unrealized gain or loss on investments                        7,249,324         5,415,473
                                                                        -------------     -------------
  Net increase in net assets resulting from operations                  $  14,108,625     $  13,763,964
                                                                        -------------     -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                $    (420,758)    $    (513,835)
 Class II                                                                    (836,959)         (868,561)
Net realized gain
 Class I                                                                   (1,594,710)       (1,720,481)
 Class II                                                                  (3,624,498)       (3,467,765)
                                                                        -------------     -------------
  Total distributions to shareowners                                    $  (6,476,925)    $  (6,570,642)
                                                                        -------------     -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                        $   4,325,603     $  14,850,583
Reinvestment of distributions                                               6,476,926         6,570,642
Cost of shares repurchased                                                (14,062,070)      (27,391,461)
                                                                        -------------     -------------
 Net decrease in net assets resulting from Fund share transactions      $  (3,259,541)    $  (5,970,236)
                                                                        -------------     -------------
 Net increase in net assets                                             $   4,372,159     $   1,223,086
                                                                        -------------     -------------
NET ASSETS:
Beginning of period                                                     $  99,469,254     $  98,246,168
                                                                        -------------     -------------
End of period                                                           $ 103,841,413     $  99,469,254
                                                                        =============     =============
Undistributed net investment income, end of period                      $     229,457     $     211,528
                                                                        =============     =============



 10 The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Real Estate Shares VCT Portfolio (the Portfolio) is a Portfolio of the Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio) (Class II shares only)

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

The investment objective of Real Estate Shares Portfolio is to pursue long-term capital growth, with current income as a secondary objective.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Portfolio financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Portfolio also may use the fair value of a security,

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                   (continued)
--------------------------------------------------------------------------------

   including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2006, there were no fair valued securities. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes on capital gains at the applicable country rates.

   Because Real Estate Shares Portfolio invests a substantial portion of its assets in real estate investment trusts (REITs), the Portfolio may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and return of capital distributions may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks.

B. Futures Contracts

   The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As June 30, 2006, Real Estate Shares had no open contracts.

C. Foreign Currency Translation

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. Forward Foreign Currency Contracts

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

E. Taxes

   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   A portion of the dividend income recorded by Real Estate Shares Portfolio is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the statement of operations.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2005 and the distributions paid during the year ended December 31, 2005 on a tax basis.

--------------------------------------------------------------------------------
                                                                       2005
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                   $ 1,584,389
 Long-Term capital gain                                              4,986,253
                                                                   -----------
                                                                     6,570,642
 Return of Capital                                                          --
                                                                   -----------
  Total distributions                                              $ 6,570,642
                                                                   ===========
 Distributable Earnings (Accumulated Losses):
 Undistributed long-term gain/(capital loss carry forward)         $ 5,283,368
 REIT Dividend Payable                                                 211,528
 Unrealized appreciation (depreciation)                             37,514,365
                                                                   -----------
  Total                                                            $43,009,261
                                                                   ===========
--------------------------------------------------------------------------------

   The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

F. Portfolio Shares

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006. Distribution fees for Class II Shares are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

   Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. Distributions paid by a Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees.

G. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                   (continued)
--------------------------------------------------------------------------------

   occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

H. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.80% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006, $2,528 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $7,691 in transfer agent fees payable to PIMSS at June 30, 2006.


4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $487 payable to PFD at June 30, 2006.

Pioneer Real Estate Shares VCT Portfolio        PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. Aggregate Unrealized Appreciation and Depreciation

At June 30, 2006, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

----------------------------------------------------------------------------------------------------
                                                                                          Net
                                                        Gross            Gross       Appreciation/
                                     Tax Cost       Appreciation     Depreciation    (Depreciation)
----------------------------------------------------------------------------------------------------
 Real Estate Shares Portfolio      $76,427,953      $44,874,867       $ (44,584)      $44,830,283
                                   ===========      ===========       =========       ===========
----------------------------------------------------------------------------------------------------

6. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2006, were $9,304,012 and $18,417,009, respectively.

7. Capital Shares

At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005:

---------------------------------------------------------------------------------------------
                                   '06 Shares     '06 Amount
Real Estate Shares Portfolio      (unaudited)    (unaudited)    '05 Shares      '05 Amount
---------------------------------------------------------------------------------------------

 CLASS I:
 Shares sold                         33,257    $    937,604       57,099     $   1,401,143
 Reinvestment of distributions       74,125       2,015,469       91,076         2,234,316
 Shares repurchased                (199,965)     (5,670,285)    (420,029)      (10,198,782)
                                   -------------------------------------------------------
  Net decrease                      (92,583)   $ (2,717,212)    (271,854)    $  (6,563,323)
                                   =======================================================
 CLASS II:
 Shares sold                        118,596    $  3,387,999      558,332     $  13,449,440
 Reinvestment of distributions      164,596       4,461,457      176,725         4,336,326
 Shares repurchased                (296,023)     (8,391,785)    (699,655)      (17,192,679)
                                   -------------------------------------------------------
  Net increase (decrease)           (12,831)   $   (542,329)      35,402     $     593,087
                                   =======================================================
---------------------------------------------------------------------------------------------

[LOGO]PIONEER
      Investments(R)

Pioneer Variable Contracts Trust

Officers                                            Trustees
John F. Cogan, Jr., President                       John F. Cogan, Jr., Chairman
Osbert M. Hood, Executive Vice President            David R. Bock
Vincent Nave, Treasurer                             Mary K. Bush
Dorothy E. Bourassa, Secretary                      Margaret B.W. Graham
                                                    Thomas J. Perna
                                                    Marguerite A. Piret
                                                    John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

[LOGO]PIONEER
      Investments(R)

Pioneer Variable Contracts Trust

Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company,
Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.


                                                                   19621-00-0806

                                                           [Logo] PIONEER
                                                                  Investments(R)




                                                PIONEER VARIABLE CONTRACTS TRUST

                        Pioneer Small Cap Value VCT Portfolio -- Class II Shares




                                                               SEMIANNUAL REPORT
                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------

Pioneer Small Cap Value VCT Portfolio

  Portfolio and Performance Update                                       2

  Comparing Ongoing Portfolio Expenses                                   3

  Portfolio Management Discussion                                        4

  Schedule of Investments                                                6

  Financial Statements                                                  10

  Notes to Financial Statements                                         14

  Trustees, Officers and Service Providers                              19

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                      81.6%
Temporary Cash Investment                               14.3%
International Common Stocks                              3.0%
Exchange Traded Fund                                     0.7%
Preferred Stocks                                         0.4%

Sector Distribution
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                              24.8%
Information Technology                                  20.4%
Industrials                                             17.1%
Energy                                                  10.2%
Health Care                                              9.0%
Consumer Discretionary                                   7.3%
Consumer Staples                                         3.8%
Materials                                                3.1%
Utilities                                                2.6%
Telecommunication Services                               1.7%

Five Largest Holdings
(As a percentage of equity holdings)

1.     Insight Enterprises, Inc.                        1.93%
2.     Apollo Investment Corp.                          1.92
3.     Assured Guaranty, Ltd.                           1.84
4.     Pacer International, Inc.                        1.69
5.     Alaska Communications
          Systems Group, Inc.                           1.67

The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------
Prices and Distributions

                                6/30/06       12/31/05
Net Asset Value per Share      $ 16.39        $ 16.07

                            Net
Distributions per Share     Investment     Short-Term        Long-Term
(1/1/06 - 6/30/06)          Income         Capital Gains     Capital Gains
                            $ 0.0003       $ 0.1027          $ 0.4162

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Small Cap Value VCT Portfolio at net asset value, compared to that of the Russell 2000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

         Pioneer Small Cap
             Value VCT               Russell 2000             Russell 2000
             Portfolio                Value Index                 Index
11/01         $10,000                  $10,000                  $10,000
 6/02          11,061                   10,118                   11,382
 6/03          10,078                    9,952                   10,950
 6/04          13,133                   13,273                   14,800
 6/05          14,858                   14,526                   16,930
 6/06          17,159                   16,644                   19,403

The Russell 2000 Value Index measures the performance of U.S. small-cap Value stocks. The Russell 2000 Index measures the performance of U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)

--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class                                           12.72%
(11/8/01)
1 Year                                                  15.23%

All total returns shown assume reinvestment of distributions at net asset value.

Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges. The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value VCT Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006.

Share Class                                                         II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/06                               $ 1,000.00
Ending Account Value on 6/30/06                                 $ 1,053.40
Expenses Paid During Period*                                    $     6.47

* Expenses are equal to the Portfolio's annualized expense ratio of 1.27% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006.

Share Class                                                         II
--------------------------------------------------------------------------------
Beginning Account Value on 1/1/06                               $ 1,000.00
Ending Account Value on 6/30/06                                 $ 1,018.50
Expenses Paid During Period*                                    $     6.36

* Expenses are equal to the Portfolio's annualized expense ratio of 1.27% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

In the following discussion, portfolio managers David Adams and John McPherson review the economic background and describe some of the decisions that contributed to the performance of Pioneer Small Cap Value VCT Portfolio over the six months ended June 30, 2006.

Q.   How did the Portfolio perform over this period?

A. For the six months ended June 30, 2006, Class II shares of the Portfolio returned 5.34% at net asset value. These results were behind the 8.21% return on the Russell 2000 Index, the Fund's benchmark. The Portfolio's 39 Lipper Small-Cap Value peers returned an average of 8.09% over the six months.

     The first four months of the year were characterized by strong performance from the lower-quality, more speculative names that comprise the Russell 2000 Index. Our more conservative style leads us to invest in higher-quality issues with strong fundamentals and this focus contributed to the Portfolio's underperformance versus the benchmark.

     Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. Please describe the investment background over the past year and how it affected small-cap stocks.

A. An extended surge in the nation's growth rate fueled strong equity markets through most of the period. But the economy's strength also raised fears of inflation, dampening hopes for an end to the Federal Reserve Board's long campaign of interest rate hikes. Burdensome energy costs and geopolitical tensions centering on Iran, combined with rising interest rates and soaring commodity prices, cut the rally short, setting off a sharp downtrend beginning in mid-May.

Q. Which of your investment decisions had the most favorable impact on results?

A. Although we were slightly underweight among health-care issues, successful stock selection enabled us to outperform the benchmark in this sector. In the consumer discretionary sector, our slightly underweight stance also aided results. The Portfolio outperformed among industrials as well, the Russell 2000 Index's best-performing sector.

     Only three of the Portfolio's industry sectors showed declines over the past six months; any underperformance was relative to the benchmark sector. For example, information technology was slightly down, lagging benchmark returns. Energy showed net positive results, but still trailed the benchmark as the result of selling which trimmed gains in several issues that had been rising for several quarters. We have been pruning energy holdings as valuations bumped into the upper parameters set by our value-based approach. We are still overweight in this volatile sector, but by a smaller margin than in the last few years.

     Aspen Technology, the Portfolio's strongest contributor during the period, moved higher as new management aggressively put the corporate house in order. Aspen's design and process management software is widely used in the petrochemical and refining industries. Internal issues at Aspen had left customers wary of committing to new products, but a revamped infrastructure and other changes have begun to boost sales. Flowserve, which fabricates high-tolerance valves and pipes for the harsh conditions found in refineries, also contributed. Initiatives by new management to address financial and operational issues coincided with growth in Flowserve's markets, including new petrochemical facilities in China and elsewhere. Sharply higher metals prices, the result of the global boom in commodities, drove up shares of Carpenter Technology, a leading metals processor. We sold a large portion of the Portfolio's position to lock in profits. We also took profits in Piper Jaffray, a regional brokerage firm that recently bounced back after a period of disappointment. Amerigroup, an HMO focused on Medicaid patients, rebounded sharply after a sell-off last fall, thanks to improved earnings expectations.


A Word About Risk:

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q.   Which of your choices held back results?

A. North Sea supply boat operator Gulfmark Offshore disappointed during this period following an extended upward run. Demand for Gulfmark's boats is strong and the North Sea drilling outlook remains favorable over the longer term. However, the energy group was the target of profit-takers amid concerns about slackening global energy demand.

     We have been bullish on natural gas price trends in North America for some time. That thesis aided Portfolio returns considerably over the past three years, but hurt results this year as the relatively mild winter caused demand to weaken and prices to slide. In particular, Southwestern Energy, Swift Energy and Forest Oil, all long-time holdings, started to drop in February as a result of the weakening pricing environment. However, we believe that, over time, supply/demand imbalances will cause gas prices to rebound, which we think may benefit the Portfolio's holdings.

     Casualty insurer Quanta Capital Holdings fell when ratings service AM Best withdrew its favorable rating, curtailing Quanta's ability to write new business. We are awaiting an announcement from the company regarding its strategy for the eventual "run-off" of the company's book of business. Run-off is an industry term used to describe when a company allows its existing book of insurance contracts to lapse without writing new contracts.

     Avid Technology, a leader in the digitization of film and other media, slumped amid difficulties integrating Pinnacle Software, its first consumer acquisition, into the company. Until acquiring Pinnacle, Avid had worked exclusively in professional markets. Based on reports from the company, we are retaining our holdings. Symmetricom is the leading provider of precision atomic clocks used to send voice and data on telecom networks as well as in defense and space applications. Shares declined when what we believe to be a short-term cutback in government business diluted the benefit of increased sales to telecom companies.

Q. What is your outlook for the economy and how have you positioned the Portfolio?

A. We believe stocks in general should hold up well over the next several months, although returns are likely to be subdued and volatile. Underlying business fundamentals remain strong, and we believe the economy, though perhaps moderating in its growth rate, is healthy. The imponderables are macroeconomic forces that include geopolitical tensions, higher inflation driven by energy costs, and rising interest rates. As always, we remain disciplined and sensitive to valuations, both in terms of current holdings and possible new commitments.

     Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

      Shares                                                      Value
                  PREFERRED STOCKS - 0.4%
                  Insurance - 0.4%
                  Multi-Line Insurance - 0.4%
      18,640      Quanta Capital Holdings,
                  10.25%, 12/1/49                           $   347,822
                                                            -----------
                  Total Insurance                           $   347,822
                                                            -----------
                  TOTAL PREFERRED STOCKS
                  (Cost $466,000)                           $   347,822
                                                            -----------
                  COMMON STOCKS - 90.3%
                  Energy - 9.4%
                  Coal & Consumable Fuels - 1.0%
      24,687      Massey Energy Co.(a)                      $   888,732
                                                            -----------
                  Integrated Oil & Gas - 1.0%
      11,175      CNX Gas Corp.*                            $   335,250
      19,914      CNX Gas Corp. (144A)*                         597,420
                                                            -----------
                                                            $   932,670
                                                            -----------
                  Oil & Gas Drilling - 0.8%
      15,617      Bronco Drilling Co., Inc.*                $   326,239
       5,974      Todco                                         244,038
       3,532      Unit Corp.*                                   200,935
                                                            -----------
                                                            $   771,212
                                                            -----------
                  Oil & Gas Equipment & Services - 3.5%
      39,235      Dresser-Rand Group, Inc.*                 $   921,238
      44,028      Gulfmark Offshore, Inc.*                    1,137,243
      74,311      Key Energy Services, Inc.*                  1,133,243
                                                            -----------
                                                            $ 3,191,724
                                                            -----------
                  Oil & Gas Exploration & Production - 2.9%
      18,726      Forest Oil Corp.*                         $   620,954
      10,917      Penn Virginia Corp.                           762,880
      32,107      Riata Energy, Inc. (144A)*                    593,980
       2,175      Rosetta Resources, Inc.*(a)                    36,149
      12,658      Rosetta Resources, Inc. (144A)*               210,376
      13,890      Southwestern Energy Co.*                      432,812
                                                            -----------
                                                            $ 2,657,151
                                                            -----------
                  Oil & Gas Storage & Transportation - 0.2%
       6,859      Arlington Tankers, Ltd.                   $   155,562
                                                            -----------
                  Total Energy                              $ 8,597,051
                                                            -----------
                  Materials - 2.9%
                  Gold - 1.7%
      82,876      Cambior, Inc.*(a)                         $   222,936
      18,153      Glamis Gold, Ltd.*                            687,273
      71,819      IAMGOLD Corp.*                                639,189
                                                            -----------
                                                            $ 1,549,398
                                                            -----------
                  Paper Products - 0.4%
      61,740      Domtar, Inc.                              $   381,553
                                                            -----------

      Shares                                                      Value
                  Specialty Chemicals - 0.3%
      23,401      Chemtura Corp.                            $   218,565
                                                            -----------
                  Steel - 0.5%
       1,961      Carpenter Technology                      $   226,496
      20,843      NN, Inc.                                      257,411
                                                            -----------
                                                            $   483,907
                                                            -----------
                  Total Materials                           $ 2,633,423
                                                            -----------
                  Capital Goods - 7.3%
                  Building Products - 0.1%
       5,397      Goodman Global, Inc.*                     $    81,926
                                                            -----------
                  Construction & Engineering - 0.5%
      20,241      Insituform Technologies, Inc.*            $   463,316
                                                            -----------
                  Construction, Farm Machinery &
                  Heavy Trucks - 3.4%
      39,361      Commercial Vehicle Group, Inc.*           $   813,985
      39,452      Federal Signal Corp.                          597,303
       3,071      Joy Global, Inc.                              159,968
       2,531      Nacco Industries, Inc.                        347,785
      32,101      Wabtec Corp.                                1,200,577
                                                            -----------
                                                            $ 3,119,618
                                                            -----------
                  Electrical Component & Equipment - 2.3%
      53,700      C&D Technologies, Inc.                    $   403,824
     105,167      Graftech International, Ltd.*                 609,969
     173,224      Power-One, Inc.*                            1,143,278
                                                            -----------
                                                            $ 2,157,071
                                                            -----------
                  Industrial Machinery - 0.7%
       7,900      Basin Water, Inc.*(a)                     $    79,158
       9,147      Flowserve Corp.*                              520,464
                                                            -----------
                                                            $   599,622
                                                            -----------
                  Trading Companies & Distributors - 0.3%
      12,867      Applied Industrial Technologies, Inc.     $   312,797
                                                            -----------
                  Total Capital Goods                       $ 6,734,350
                                                            -----------
                  Commercial Services & Supplies - 3.2%
                  Diversified Commercial Services - 1.3%
      23,998      Cornell Companies, Inc.*                  $   368,609
       3,670      Corrections Corporation of America*           194,290
      18,684      School Specialty, Inc.*                       595,085
                                                            -----------
                                                            $ 1,157,984
                                                            -----------
                  Human Resource & Employment Services - 1.9%
      24,649      Korn/Ferry International*                 $   482,874
      38,330      On Assignment, Inc.*                          352,253
      26,638      Watson Wyatt Worldwide, Inc.                  936,059
                                                            -----------
                                                            $ 1,771,186
                                                            -----------
                  Total Commercial
                  Services & Supplies                       $ 2,929,170
                                                            -----------

6     The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                        Value
                  Transportation - 5.1%
                  Air Freight & Couriers - 2.1%
      12,351      Forward Air Corp.                           $   503,056
      43,544      Pacer International, Inc.                     1,418,664
                                                              -----------
                                                              $ 1,921,720
                                                              -----------
                  Marine - 1.0%
       4,569      Dryships, Inc.(a)                           $    49,300
      24,826      Excel Maritime Carriers, Ltd.*(a)               256,949
      12,232      Genco Shipping & Trading, Ltd.                  212,348
      45,905      Quintana Maritime, Ltd.(a)                      376,421
                                                              -----------
                                                              $   895,018
                                                              -----------
                  Railroads - 1.1%
      29,891      Genesee & Wyoming, Inc.*                    $ 1,059,935
                                                              -----------
                  Trucking - 0.9%
      11,590      Dollar Thrifty Automotive Group*            $   522,361
       8,501      Universal Truckload Services, Inc.*             290,139
                                                              -----------
                                                              $   812,500
                                                              -----------
                  Total Transportation                        $ 4,689,173
                                                              -----------
                  Automobiles & Components - 0.8%
                  Tires & Rubber - 0.8%
      70,050      Cooper Tire & Rubber*(a)                    $   780,357
                                                              -----------
                  Total Automobiles & Components              $   780,357
                                                              -----------
                  Consumer Durables & Apparel - 1.1%
                  Housewares & Specialties - 1.1%
      31,841      Jarden Corp.*                               $   969,558
                                                              -----------
                  Total Consumer Durables & Apparel           $   969,558
                                                              -----------
                  Consumer Services - 1.5%
                  Casinos & Gaming - 0.5%
      28,243      Bally Technologies, Inc.*(a)                $   465,162
                                                              -----------
                  Restaurants - 1.0%
      19,375      AFC Enterprises, Inc.*(a)                   $   247,031
      37,277      O'Charley's, Inc.*                              633,709
                                                              -----------
                                                              $   880,740
                                                              -----------
                  Total Consumer Services                     $ 1,345,902
                                                              -----------
                  Retailing - 3.3%
                  Apparel Retail - 1.0%
      28,049      Stage Stores, Inc.*                         $   925,617
                                                              -----------
                  Computer & Electronics Retail - 0.3%
      37,715      Tweeter Home Entertainment Group, Inc.*     $   267,777
                                                              -----------
                  General Merchandise Stores - 0.5%
      35,527      Fred's, Inc.                                $   474,285
                                                              -----------
                  Internet Retail - 0.4%
      66,104      1-800-FLOWERS.COM, Inc.*                    $   381,420
                                                              -----------

      Shares                                                        Value
                  Specialty Stores - 1.1%
      64,781      Hancock Fabrics, Inc.(a)                    $   216,369
     101,898      Rent-Way, Inc.*                                 752,007
                                                              -----------
                                                              $   968,376
                                                              -----------
                  Total Retailing                             $ 3,017,475
                                                              -----------
                  Food, Beverage & Tobacco - 1.1%
                  Agricultural Products - 0.4%
      20,007      Fresh Del Monte Produce, Inc.*(a)           $   345,521
                                                              -----------
                  Packaged Foods & Meats - 0.7%
      43,912      B & G Foods, Inc.                           $   711,814
                                                              -----------
                  Total Food, Beverage & Tobacco              $ 1,057,335
                                                              -----------
                  Household & Personal Products - 2.3%
                  Personal Products - 2.3%
      13,795      Herbalife, Ltd.*                            $   550,421
      87,412      Nu Skin Enterprises, Inc.                     1,298,068
      29,736      Reliv' International, Inc.*                     293,792
                                                              -----------
                                                              $ 2,142,281
                                                              -----------
                  Total Household &
                  Personal Products                           $ 2,142,281
                                                              -----------
                  Health Care Equipment & Services - 8.0%
                  Health Care Equipment - 1.1%
      21,618      Analogic Corp.*                             $ 1,007,615
                                                              -----------
                  Health Care Facilities - 0.7%
       9,950      Lifepoint Hospitals, Inc.*                  $   319,694
           1      Sunrise Senior Living, Inc.*                         28
       7,765      Triad Hospitals, Inc.*                          307,339
                                                              -----------
                                                              $   627,061
                                                              -----------
                  Health Care Services - 4.0%
      15,497      Chemed Corp.                                $   845,051
      69,362      Cross Country Healthcares, Inc.*              1,261,695
      18,008      Pediatrix Medical Group, Inc.*                  815,762
      27,349      Providence Service Corp.*                       744,713
                                                              -----------
                                                              $ 3,667,221
                                                              -----------
                  Health Care Supplies - 0.9%
      61,120      Merit Medical Systems, Inc.*                $   841,011
                                                              -----------
                  Managed Health Care - 1.3%
      40,150      AMERIGROUP Corp.*                           $ 1,246,256
                                                              -----------
                  Total Health Care
                  Equipment & Services                        $ 7,389,164
                                                              -----------
                  Pharmaceuticals & Biotechnology - 0.2%
                  Biotechnology - 0.1%
       5,625      Cubist Pharmaceuticals, Inc.*               $   141,638
                                                              -----------
                  Pharmaceuticals - 0.1%
       5,100      Connetics Corp.*                            $    59,976
                                                              -----------
                  Total Pharmaceuticals &
                  Biotechnology                               $   201,614
                                                              -----------

The accompanying notes are an integral part of these financial statements.     7

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                        (continued)
--------------------------------------------------------------------------------

      Shares                                                        Value
                  Banks - 5.5%
                  Regional Banks - 4.5%
      15,483      Alliance Bankshares Corp.*                  $   253,916
      21,650      Cadence Financial Corp.*                        482,146
      45,965      Cardinal Financial Corp.                        534,113
      11,445      City National Corp.                             744,955
       3,209      Signature Bank*                                 103,907
      36,508      Southwest Bancorp, Inc.*                        930,954
      31,768      Sterling Bancshares, Inc.                       595,650
      21,509      Texas Capital Bancshares, Inc.*                 501,160
                                                              -----------
                                                              $ 4,146,801
                                                              -----------
                  Thrifts & Mortgage Finance - 1.0%
      35,388      BankAtlantic Bancorp, Inc.                  $   525,158
      19,304      Provident Financial Services, Inc.              346,507
                                                              -----------
                                                              $   871,665
                                                              -----------
                  Total Banks                                 $ 5,018,466
                                                              -----------
                  Diversified Financials - 6.3%
                  Asset Management & Custody Banks - 1.8%
      87,183      Apollo Investment Corp.                     $ 1,611,142
                                                              -----------
                  Consumer Finance - 2.7%
      37,268      Advanta Corp.                               $ 1,285,442
      23,736      Cash America International, Inc.                759,552
       7,322      The First Marblehead Corp.                      416,915
                                                              -----------
                                                              $ 2,461,909
                                                              -----------
                  Investment Banking & Brokerage - 1.1%
      18,905      A.G. Edwards, Inc.                          $ 1,045,825
                                                              -----------
                  Multi-Sector Holding - 0.6%
      38,750      Compass Diversified Trust*                  $   552,963
                                                              -----------
                  Specialized Finance - 0.1%
       4,026      Nasdaq Stock Market, Inc.*                  $   120,377
                                                              -----------
                  Total Diversified Financials                $ 5,792,216
                                                              -----------
                  Insurance - 5.9%
                  Life & Health Insurance - 0.4%
      33,818      American Equity Investment Life
                  Holding*(a)                                 $   360,500
                                                              -----------
                  Multi-Line Insurance - 0.4%
     131,214      Quanta Capital Holdings*                    $   339,844
                                                              -----------
                  Property & Casualty Insurance - 2.1%
      61,034      Assured Guaranty, Ltd.                      $ 1,548,433
       1,236      National Interstate Corp.                        33,520
       7,428      Selective Insurance Group, Inc.                 415,002
                                                              -----------
                                                              $ 1,996,955
                                                              -----------

      Shares                                                        Value
                  Reinsurance - 3.0%
      43,325      IPC Holdings, Ltd.                          $ 1,068,395
      20,466      Max Re Capital, Ltd.                            446,977
      22,588      Platinum Underwriter Holdings, Ltd.             632,012
      47,217      Ram Holdings, Ltd.*                             593,518
                                                              -----------
                                                              $ 2,740,902
                                                              -----------
                  Total Insurance                             $ 5,438,201
                                                              -----------
                  Real Estate - 3.8%
                  Mortgage Real Estate Investment Trusts - 2.2%
      40,535      Annaly Mortgage Management, Inc.            $   519,253
     107,041      Deerfield Triarc Capital Corp.                1,389,392
      10,900      Hanover Capital Mortgage Holdings, Inc.          57,225
                                                              -----------
                                                              $ 1,965,870
                                                              -----------
                  Office Real Estate Investment Trusts - 1.4%
      43,195      BioMed Property Trust, Inc.                 $ 1,293,258
                                                              -----------
                  Retail Real Estate Investment Trusts - 0.2%
      19,736      Feldman Mall Properties, Inc.               $   216,307
                                                              -----------
                  Total Real Estate                           $ 3,475,435
                                                              -----------
                  Software & Services - 7.6%
                  Application Software - 4.8%
     106,102      Aspen Technology, Inc.*                     $ 1,392,058
      46,449      Bottomline Technologies, Inc.*                  378,095
      27,241      Corel Corp.*                                    328,526
      51,213      Sonic Solutions*(a)                             845,015
      23,429      SPSS, Inc.*                                     753,008
      95,989      TIBCO Software, Inc.*                           676,722
                                                              -----------
                                                              $ 4,373,424
                                                              -----------
                  IT Consulting & Other Services - 0.9%
      45,493      Gartner Group, Inc.*                        $   646,001
      14,955      NCI, Inc.*                                      195,911
                                                              -----------
                                                              $   841,912
                                                              -----------
                  Systems Software - 1.9%
     127,328      Borland Software Corp.*                     $   672,292
      34,805      Internet Security Systems, Inc.*                656,074
      20,672      Sybase, Inc.*                                   401,037
                                                              -----------
                                                              $ 1,729,403
                                                              -----------
                  Total Software & Services                   $ 6,944,739
                                                              -----------
                  Technology Hardware & Equipment - 10.1%
                  Communications Equipment - 3.3%
      28,658      Black Box Corp.                             $ 1,098,461
      39,724      Dycom Industries, Inc.*                         845,724
     150,883      Symmetricom, Inc.*                            1,066,743
                                                              -----------
                                                              $ 3,010,928
                                                              -----------
                  Computer Hardware - 1.9%
      39,061      Avid Technology, Inc.*(a)                   $ 1,301,903
     186,936      Concurrent Computer Corp.*                      487,903
                                                              -----------
                                                              $ 1,789,806
                                                              -----------

8     The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                    Value
              Computer Storage & Peripherals - 0.3%
  14,214      Electronics for Imaging, Inc.*              $   296,788
                                                          -----------
              Electronic Equipment & Instruments - 1.5%
   4,344      Electro Scientific Industrials*             $    78,149
  20,990      Planar Systems, Inc.*                           252,720
  47,162      Technitrol, Inc.                              1,091,800
                                                          -----------
                                                          $ 1,422,669
                                                          -----------
              Electronic Manufacturing Services - 1.3%
  36,389      Mercury Computer Systems, Inc.*             $   560,027
  69,225      Smart Modular Technologies (WWH), Inc.*         607,796
                                                          -----------
                                                          $ 1,167,823
                                                          -----------
              Technology Distributors - 1.8%
  85,306      Insight Enterprises, Inc.*                  $ 1,625,050
                                                          -----------
              Total Technology
              Hardware & Equipment                        $ 9,313,064
                                                          -----------
              Semiconductors - 1.0%
              Semiconductor Equipment - 0.3%
  26,413      Brooks Automation, Inc.*                    $   311,673
                                                          -----------
              Semiconductors - 0.7%
  98,244      Lattice Semiconductor Corp.*                $   607,148
                                                          -----------
              Total Semiconductors                        $   918,821
                                                          -----------
              Telecommunication Services - 1.5%
              Integrated Telecommunication Services - 1.5%
 110,933      Alaska Communications Systems
              Group, Inc.                                 $ 1,403,302
                                                          -----------
              Total Telecommunication Services            $ 1,403,302
                                                          -----------
              Utilities - 2.4%
              Gas Utilities - 2.4%
  22,698      AGL Resources, Inc.                         $   865,248
  14,006      Energen Corp.                                   537,971
  21,870      People's Energy Corp.(a)                        785,352
                                                          -----------
                                                          $ 2,188,571
                                                          -----------
              Total Utilities                             $ 2,188,571
                                                          -----------
              TOTAL COMMON STOCKS
              (Cost $76,526,286)                          $82,979,668
                                                          -----------
              EXCHANGE TRADED FUNDS - 0.8%
   3,177      Russell 2000 Exchange Traded Fund(a)        $   227,791
   3,645      Russell 2000 Growth Exchange
              Traded Fund(a)                                  268,272
   3,620      Russell 2000 Value Exchange
              Traded Fund(a)                                  261,979
                                                          -----------
                                                          $   758,042
                                                          -----------
              TOTAL EXCHANGE TRADED FUNDS
              (Cost $641,672)                             $   758,042
                                                          -----------

   Principal
      Amount                                                     Value
                    TEMPORARY CASH INVESTMENTS - 15.3%
                    Repurchase Agreement - 8.3%
$  7,600,000        UBS Warburg, Inc., 4.40%, dated
                    6/30/06, repurchase price of
                    $7,600,000 plus accrued interest on
                    7/3/06 collateralized by $7,762,000
                    U.S. Treasury Bill, 5.125%, 6/30/08    $ 7,600,000
                                                           -----------
      Shares
                    Security Lending Collateral - 7.0%
   6,454,751        Securities Lending Investment
                    Fund, 5.16%                            $ 6,454,751
                                                           -----------
                    TOTAL TEMPORARY
                    CASH INVESTMENTS
                    (Cost $14,054,751)                     $14,054,751
                                                           -----------
                    TOTAL INVESTMENT
                    IN SECURITIES - 106.8%
                    (Cost $91,688,709)                     $98,140,283
                                                           -----------
                    OTHER ASSETS
                    AND LIABILITIES - (6.8)%               $(6,241,863)
                                                           -----------
                    TOTAL NET ASSETS - 100.0%              $91,898,420
                                                           ===========

*    Non-income producing security.
144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2006, the value of these securities amounted to $1,401,776 or 1.5% of total net assets.
(a)  At June 30, 2006, the following securities were out on loan:

 Shares      Security                                 Value
 11,203      AFC Enterprises, Inc.*                $  142,838
             American Equity Investment
 30,931        Life Holding*                          329,724
 35,725      Avid Technology, Inc.*                 1,190,714
 25,795      Bally Technologies, Inc.*                424,844
  7,130      Basin Water, Inc.*                        71,443
 75,701      Cambior, Inc.*                           203,636
 69,349      Cooper Tire & Rubber*                    772,548
  4,512      Dryships, Inc.                            48,684
 22,611      Excel Maritime Carriers ,Ltd.*           234,024
  8,793      Fresh Del Monte Produce, Inc.*           151,855
 58,921      Hancock Fabrics, Inc.                    196,796
 10,474      Massey Energy Co.                        377,064
  7,717      People's Energy Corp.                    277,117
 41,939      Quintana Maritime, Ltd.                  343,900
  1,980      Rosetta Resources, Inc.*                  32,908
  2,859      Russell 2000 Exchange Traded Fund        204,990
             Russell 2000 Growth Exchange
  3,316        Traded Fund                            244,058
             Russell 2000 Value Exchange
  3,584      Traded Fund                              259,374
 42,712        Sonic Solutions*                       704,748
                                                   ----------
             Total                                 $6,211,265
                                                   ==========

The accompanying notes are an integral part of these financial statements.     9

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        Six Months
                                                                           Ended           Year         Year         5/1/03 (a)
                                                                          6/30/06          Ended       Ended             to
Class II                                                                (unaudited)      12/31/05     12/31/04        12/31/03
Net asset value, beginning of period                                    $   16.07        $  14.95    $  12.47       $   9.11
                                                                        ---------        --------    --------       --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                           $    0.02        $   0.02    $  (0.03)      $  (0.01)
 Net realized and unrealized gain on investments and
  foreign currency transactions                                              0.82            1.59        2.51           3.37
                                                                        ---------        --------    --------       ----------
  Net increase from investment operations                               $    0.84        $   1.61    $   2.48       $   3.36
Distributions to shareowners:
 Net investment income                                                       0.00(c)            -           -              -
 Net realized gain                                                          (0.52)          (0.49)          -              -
                                                                        ----------       --------    --------       ----------
Net increase in net asset value                                         $    0.32        $   1.12    $   2.48       $   3.36
                                                                        ----------       --------    --------       ----------
Net asset value, end of period                                          $   16.39        $  16.07    $  14.95       $  12.47
                                                                        ==========       ========    ========       ==========
Total return*                                                                5.34%          11.10%      19.89%         36.88%(b)
Ratio of net expenses to average net assets+                                 1.27%**         1.39%       1.54%          1.58%**
Ratio of net investment income (loss) to average net assets+                 0.49%**         0.16%      (0.41)%        (0.15)%**
Portfolio turnover rate                                                       146%**           38%         36%            74%
Net assets, end of period (in thousands)                                $  32,758       $  21,700    $ 10,845     $    2,760
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                1.27%**         1.39%       1.59%          2.65%**
 Net investment income (loss)                                                0.49%**         0.16%      (0.46)%        (1.22)%**
Ratios with waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                1.27%**         1.39%       1.54%          1.58%**
 Net investment income (loss)                                                0.49%**         0.16%      (0.41)%        (0.15)%**

(a)  Class II shares were first publicly offered on May 1, 2003.
(b)  Not annualized.
(c)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at the net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fee paid indirectly.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


10    The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (including securities loaned of $6,211,265) (Cost $91,688,709)                 $ 98,140,283
 Cash                                                                                                                    26,127
 Receivables --
    Investment securities sold                                                                                            4,833
    Fund shares sold                                                                                                    250,498
    Variation margin                                                                                                     25,250
    Dividends, interest and foreign taxes withheld                                                                      137,978
    Due from Pioneer Investment Management, Inc.                                                                          3,102
 Other                                                                                                                    9,564
                                                                                                                   ------------
   Total assets                                                                                                    $ 98,597,635
                                                                                                                   ------------
LIABILITIES:
 Payables --
    Investment securities purchased                                                                                $     40,105
    Fund shares repurchased                                                                                              64,060
    Upon return of securities loaned                                                                                  6,454,751
    Due to affiliates                                                                                                     2,167
 Accrued expenses                                                                                                       138,132
                                                                                                                   ------------
   Total liabilities                                                                                               $  6,699,215
                                                                                                                   ------------
NET ASSETS:
 Paid-in capital                                                                                                   $ 68,936,874
 Undistributed net investment income                                                                                    206,359
 Accumulated net realized gain on investments                                                                        16,211,745
 Net unrealized gain on:
    Investments                                                                                                       6,451,574
    Futures contracts                                                                                                    91,868
                                                                                                                   ------------
   Total net assets                                                                                                $ 91,898,420
                                                                                                                   ------------
NET ASSET VALUE PER SHARE:
 Class I:
 (No par value, unlimited number of shares authorized)
    Net assets                                                                                                     $ 59,140,617
 Shares outstanding                                                                                                   3,582,110
                                                                                                                   ------------
    Net asset value per share                                                                                      $      16.51
 Class II:
 (No par value, unlimited number of shares authorized)
    Net assets                                                                                                     $ 32,757,803
 Shares outstanding                                                                                                   1,998,916
                                                                                                                   ------------
    Net asset value per share                                                                                      $      16.39

The accompanying notes are an integral part of these financial statements.    11

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           Six Months
                                                                                             Ended
                                                                                            6/30/06
INVESTMENT INCOME:
 Dividends                                                                               $     328,598
 Interest                                                                                      130,202
 Income on securities loaned, net                                                               20,763
                                                                                         -------------
  Total investment income                                                                $     479,563
                                                                                         -------------
EXPENSES:
 Management fees                                                                         $     197,413
 Transfer agent fees and expenses                                                                1,483
 Distribution fees (Class II)                                                                   31,324
 Administrative reimbursements                                                                   8,805
 Custodian fees                                                                                 17,163
 Professional fees                                                                              23,576
 Printing expense                                                                               11,330
 Fees and expenses of nonaffiliated trustees                                                     2,300
 Miscellaneous                                                                                     491
                                                                                         -------------
  Total expenses                                                                         $     293,885
                                                                                         -------------
  Net expenses                                                                           $     293,885
                                                                                         -------------
    Net investment income                                                                $     185,678
                                                                                         -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
   Investments                                                                           $  16,357,805
   Redemption in kind                                                                        2,170,274
   Futures contracts                                                                            (6,512)
   Forward foreign currency contracts and other assets and liabilities denominated in
        foreign currencies                                                                         165
                                                                                         -------------
                                                                                         $  18,521,732
                                                                                         -------------
 Change in net unrealized gain or loss from:
    Investments                                                                          $ (15,901,452)
    Futures contracts                                                                          109,596
                                                                                         -------------
                                                                                         $ (15,791,856)
                                                                                         -------------
 Net gain on investments, futures contracts and foreign currency transactions            $   2,729,876
                                                                                         =============
 Net increase in net assets resulting from operations                                    $   2,915,554
                                                                                         =============

12    The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           Six Months
                                                                                              Ended              Year
                                                                                             6/30/06             Ended
                                                                                           (unaudited)         12/31/05
FROM OPERATIONS:
Net investment income                                                                    $     185,678       $     92,250
Net realized gain on investments, redemptions in kind, futures contracts and foreign
 currency transactions                                                                      18,521,732          3,025,018
Change in net unrealized gain or loss on investments and futures contracts                 (15,791,856)         1,010,721
                                                                                         -------------       ------------
  Net increase in net assets resulting from operations                                   $   2,915,554       $  4,127,989
                                                                                         -------------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
 Class I                                                                                 $     (73,422)      $          -
 Class II                                                                                         (580)                 -
Net realized gain
 Class I                                                                                    (1,788,652)          (593,880)
 Class II                                                                                   (1,003,743)          (497,417)
                                                                                         -------------       ------------
  Total distributions to shareowners                                                     $  (2,866,397)      $ (1,091,297)
                                                                                         -------------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                         $  15,453,544       $ 20,346,152
Shares issued in reorganization                                                             51,400,124                  -
Reinvestment of distributions                                                                2,866,397                  -
Cost of shares repurchased                                                                  (8,332,855)        (9,966,656)
Redemptions in kind                                                                        (11,792,154)                 -
                                                                                         -------------       ------------
  Net increase in net assets resulting from Fund share transactions                      $  49,595,056       $ 10,379,496
                                                                                         -------------       ------------
  Net increase in net assets                                                             $  49,644,213       $ 13,416,188
                                                                                         -------------       ------------
NET ASSETS:
Beginning of period                                                                      $  42,254,207       $ 28,838,019
                                                                                         -------------       ------------
End of period                                                                            $  91,898,420       $ 42,254,207
                                                                                         =============       ============
Undistributed net investment income, end of period                                       $     206,359       $     94,683
                                                                                         =============       ============

The accompanying notes are an integral part of these financial statements.    13

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

The Pioneer Small Cap Value VCT Portfolio (the Portfolio) is a Portfolio of Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:

Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio) (Class II shares only) Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio) (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio)
       (Class II shares only)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objective of Small Cap Value Portfolio is to seek capital appreciation.

The financial highlights for the Portfolio's Class I shares are presented in a separate book.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2006, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

     Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes, and, if applicable, are reported net of foreign taxes withheld on capital gains at the applicable country rates.

     Small capitalization stocks, while offering the potential for higher returns, such as those held by the portfolio may be subject to greater short-term price fluctuations than securities of larger companies. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus(es). Please refer to those documents when considering the Portfolio's risks.

B.   Futures Contracts

     The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2006, Small Cap Value Portfolio had the following open contracts:

---------------------------------------------------------------------------------------------------------------
                                                 Number of
                                                 Contracts      Settlement        Market       Unrealized
Future Contracts                   Type         Long/(Short)       Month          Value        Gain/(Loss)
---------------------------------------------------------------------------------------------------------------
 Small Cap Value Portfolio     Russell 2000          5              9/06        $1,828,750       $91,868
---------------------------------------------------------------------------------------------------------------

C.   Foreign Currency Translation

     The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D.   Forward Foreign Currency Contracts

     The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

E.   Taxes

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2005 and the distributions paid during the year ended December 31, 2005 on a tax basis.

--------------------------------------------------------------------------------
                                                                   2005
--------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                                $        -
 Long-Term Capital Gain                                          1,091,297
                                                                ----------
                                                                $1,091,297
 Return of Capital                                                       -
                                                                ----------
   Total Distributions                                          $1,091,297
                                                                ==========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                  $  646,863
 Undistributed long-term gain/(Capital loss carryforward)        2,238,710
 Unrealized appreciation (depreciation)                          6,006,705
                                                                ----------
   Total                                                        $8,892,278
                                                                ==========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

F.   Portfolio Shares

     The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006. Distribution fees are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.

     Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on the respective percentage of the adjusted net assets at the beginning of the day. Distributions paid by a Portfolio with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class I and Class II shares can bear different transfer agent and distribution fees.

G.   Securities Lending

     The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

H.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006, $1,442 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $502 in transfer agent fees payable to PIMSS at June 30, 2006.

4. Distribution Plans

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $223 payable to PFD at June 30, 2006.

5.   Aggregate Unrealized Appreciation and Depreciation

At June 30, 2006, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

-----------------------------------------------------------------------------------------------------
                                                                                          Net
                                                     Gross             Gross         Appreciation/
                                  Tax Cost       Appreciation      Depreciation      (Depreciation)
-----------------------------------------------------------------------------------------------------
 Small Cap Value Portfolio      $91,844,645       $10,071,511      $(3,775,873)        $6,295,638
                                ===========       ===========      ============        ==========
-----------------------------------------------------------------------------------------------------

6.   Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2006, were $38,553,305 and $50,592,666, respectively.

7.   Capital Shares

At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005:

Pioneer Small Cap Value VCT Portfolio           PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                  (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                       '06 Shares       '06 Amount       '05 Shares      '05 Amount
Small Cap Value Portfolio             (unaudited)       (unaudited)
-----------------------------------------------------------------------------------------------------
 CLASS I:
 Shares sold                             245,412      $   4,167,166        571,103      $  8,553,972
 Shares issued in reorganization       2,861,983         48,796,816              -                 -
 Redemption in kind                     (654,874)       (11,792,154)             -                 -
 Reinvestment of distributions           116,744          1,862,074         40,427           589,019
 Shares repurchased                     (256,798)        (4,378,928)      (539,585)       (8,145,222)
                                       -------------------------------------------------------------
   Net increase                        2,312,467      $  38,654,974         71,945      $    997,769
                                       =============================================================
 CLASS II:
 Shares sold                             665,015      $  11,286,378        712,018      $ 10,705,770
 Shares issued in reorganization         153,951          2,603,308              -                 -
 Reinvestment of distributions            63,445          1,004,323         34,350           497,391
 Shares repurchased                     (233,745)        (3,953,927)      (121,596)       (1,821,434)
                                       -------------------------------------------------------------
   Net increase                          648,666      $  10,940,082        624,772      $  9,381,727
                                       =============================================================
-----------------------------------------------------------------------------------------------------

8.   Merger Information

On May 23, 2006, beneficial owners of Pioneer Small Company VCT Portfolio and Pioneer Small Cap Value II VCT Portfolio approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on May 24, 2006, by exchanging all of Pioneer Small Company VCT Portfolio's Class I and Class II net assets and Pioneer Small Cap Value II VCT Portfolio's Class I net assets for Pioneer Small Cap Value VCT Portfolio's shares, based on Pioneer Small Cap Value VCT Portfolio's Class I and Class II shares' ending net asset value, respectively. The following charts show the details of the reorganization as of that closing date ("Closing Date"):

-----------------------------------------------------------------------------------------------------------------------------
                                          Pioneer                Pioneer                Pioneer                Pioneer
                                      Small Cap Value         Small Company       Small Cap Value II       Small Cap Value
                                       VCT Portfolio          VCT Portfolio          VCT Portfolio          VCT Portfolio
                                   (Pre-Reorganization)   (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
-----------------------------------------------------------------------------------------------------------------------------
 Net Assets
  Class I                               $11,665,357            $3,024,464             $45,772,352            $60,462,173
  Class II                              $30,138,805            $2,603,308                       -            $32,742,113
                                        -----------            ----------             -----------            -----------
    Total Net Assets                    $41,804,162            $5,627,772             $45,772,352            $93,204,286
                                        -----------            ----------             -----------            -----------
 Shares Outstanding
  Class I                                   684,211               247,234               2,521,638              3,546,194
  Class II                                1,782,074               215,447                       -              1,936,024
 Shares Issued in Reorganization
  Class I                                                                                                      2,861,983
  Class II                                                                                                       153,951
-----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                                                  Unrealized        Accumulated
                                                 Appreciation      Gain/(Loss) on
                                               on Closing Date      Closing Date
---------------------------------------------------------------------------------
 Pioneer Small Company VCT Portfolio             $ 1,554,529         $   1,706
 Pioneer Small Cap Value II VCT Portfolio        $14,635,856         $ (85,337)
                                                 -----------         ---------
   Total                                         $16,190,385         $ (83,631)
                                                 ===========         =========
---------------------------------------------------------------------------------

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Officers                                        Trustees
John F. Cogan, Jr., President                   John F. Cogan, Jr., Chairman
Osbert M. Hood, Executive Vice President        David R. Bock
Vincent Nave, Treasurer                         Mary K. Bush
Dorothy E. Bourassa, Secretary                  Margaret B.W. Graham
                                                Thomas J. Perna
                                                Marguerite A. Piret
                                                John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.
20

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

[LOGO] PIONEER
       Investments(R)

Pioneer Variable Contracts Trust

Issuer

Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company, Contract Form A3025-96 GRC

General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

                                                                   19628-00-0806


                                                            [LOGO]PIONEER
                                                                  Investments(R)

                                                PIONEER VARIABLE CONTRACTS TRUST
                      Pioneer Global High Yield VCT Portfolio -- Class II Shares
                                                               SEMIANNUAL REPORT
                                                                   June 30, 2006

                                                PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

Pioneer Global High Yield VCT Portfolio
  Portfolio and Performance Update               2
  Comparing Ongoing Portfolio Expenses           3
  Portfolio Management Discussion                4
  Schedule of Investments                        6
  Financial Statements                          14
  Notes to Financial Statements                 18
  Trustees, Officers and Service Providers      22

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO UPDATE 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
(As a percentage of total investment in securities

[THE TABLE BELOW WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Corporate Bonds           86.5%
Temporary Cash Investment       5.2%
Asset Backed Securities         3.3%
Convertible Corporate Bonds     1.8%
Municipal Bonds                 1.8%
Foreign Government Bonds        1.4%


Maturity Distribution
(As a percentage of total investment in securities)

[THE TABLE BELOW WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

0-1 years                      14.1%
1-3 years                      12.6%
3-4 years                       6.2%
4-6 years                      52.7%
6-8 years                      10.9%
8+  years                       3.5%


Five Largest Holdings
(As a percentage of long-term holdings)

1.      DDI Holding AS, 9.3%,
           1/19/12                     1.69%
------------------------------------------------
2.      Gol Finance, 8.75%,
           4/29/49 (144A)              1.43
------------------------------------------------
3.      Thule Drilling, 10.0%,
           5/10/07                     1.35
------------------------------------------------
4.      Eschelon Operating Co.,
           8.375%, 3/15/10             1.30
------------------------------------------------
5.      Ashtead Holdings Plc,
           8.625%, 8/1/15 (144A)       1.25


The Portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06
--------------------------------------------------------------------------------
Prices and Distributions

                              6/30/06       12/31/05
Net Asset Value per Share     $ 10.00       $ 10.02

                            Net
Distributions per Share     Investment       Short-Term        Long-Term
(1/1/06 - 6/30/06)          Income           Capital Gains     Capital Gains
                            $ 0.377556       $   -             $   -

--------------------------------------------------------------------------------
Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Pioneer Global High Yield VCT Portfolio at net asset value, compared to that of Merrill Lynch (ML) Global High Yield and Emerging Markets Plus Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[THE TABLE BELOW WAS DEPICTED AS A LINE CHART IN THE PRINTED MATERIAL.]

               Pioneer Global        ML Global High Yield
               High Yield            and Emerging Markets
               VCT Portfolio         Plus Index
3/31/2005      $10,000               $10,000
6/30/2005      $10,238               $10,280
6/30/2006      $10,964               $10,888

Index comparisons begin on 4/30/00. The ML Global High Yield and Emerging Markets Plus Index tracks the performance of the below- and border-line investment-grade global debt markets denominated in the major developed market currencies. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.


--------------------------------------------------------------------------------
Cumulative Total Returns
(As of June 30, 2006)


--------------------------------------------------------------------------------
Net Asset Value
--------------------------------------------------------------------------------
Life-of-Class       7.06%
(3/18/05)
1 Year              7.10%

All total returns shown assume reinvestment of distributions at net asset value.
Please refer to the variable product's report wrapper for performance that reflects the deduction of the variable product's fees and charges.
The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.


Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown. Please refer to variable product's semiannual report for performance that reflects the deduction of the variable products fees and charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
COMPARING ONGOING PORTFOLIO EXPENSES
--------------------------------------------------------------------------------
As a shareowner in the Portfolio, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other variable annuities. The example is based on an investment of $1,000 at the beginning of the Portfolio's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [Divided By] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Global High Yield VCT Portfolio

Based on actual returns from January 1, 2006 through June 30, 2006.


---------------------------------------------------------
Share Class                                        II
---------------------------------------------------------
Beginning Account Value on 1/1/06               $1,000.00
Ending Account Value on 6/30/06                 $1,035.70
Expenses Paid During Period*                    $    5.05

* Expenses are equal to the Portfolio's annualized expense ratio of 1.00% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Global High Yield VCT Portfolio

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2006 through June 30, 2006.


---------------------------------------------------------
Share Class                                        II
---------------------------------------------------------

Beginning Account Value on 1/1/06               $1,000.00
Ending Account Value on 6/30/06                 $1,019.84
Expenses Paid During Period*                    $    5.01

* Expenses are equal to the Portfolio's annualized expense ratio of 1.00% for Class II shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

Lower quality, high-yielding bonds performed well in a generally favorable environment early in 2006, outperforming higher-quality issues in most of the world's fixed-income markets. That situation changed abruptly in the second quarter, however, as investors grew increasingly risk-averse because of fears that actions of the U.S. Federal Reserve and other major central banks would stall the worldwide economic recovery. In the following interview, Andrew D. Feltus, leader of the team managing Global High Yield VCT Portfolio, provides an update on the Portfolio, its investment strategies and the investment environment for the six months ended June 30, 2006.

Q. How did the Portfolio perform during the first half of 2006?

A. Pioneer Global High Yield VCT Portfolio, Class II shares, had a total return of 3.57%, at net asset value, for the six months ended June 30, 2006. During the same six months, the Merrill Lynch Global High Yield and Emerging Markets Plus Index returned 3.26%. The average return of the 103 portfolios in the Lipper Current High Yield variable annuity fund category was 2.39%. The Portfolio also continued to provide current income. On June 30, 2006, the Portfolio's 30-day SEC yield was 6.91%.

   Call 1-800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q. What was the investment environment during the six months?

A. The markets for high-yielding bonds grew increasingly volatile over the six months. Early in 2006, generally strong economic and corporate profit growth resulted in continued good performance from lower-rated bonds, including emerging market debt and domestic high-yield bonds. The U.S. Treasury market was relatively stable. That environment dramatically changed in the second quarter of the year, when investors became more cautious about credit risk because of concerns that the U.S. Federal Reserve and other central banks might raise rates too far and cause an economic slowdown. After the Federal Reserve raised the Fed funds rate to 5.00% on May 10 (the rate subsequently would be raised again, to 5.25% in late June), prices of emerging market debt, sensitive to global economic growth, and domestic high-yield bonds fell sharply as investors sought to lower their risk profiles. The U.S. dollar lost value against most major currencies during the six months. Treasury securities also lost value as longer-term interest rates rose.

Q. What were your principal strategies during the period?

A. Throughout the six months, we focused on domestic high-yielding corporate debt while deemphasizing both emerging market and international high-yield debt. We also increased overall credit quality during the period, positioning the Portfolio for the possibility of slowing economic growth. We reduced holdings in securities rated CCC or lower to just 6.2% of Portfolio assets by the close of the period on June 30, 2006. By sector, we focused on bonds from less cyclical parts of the economy, reducing positions in chemicals, for example, while adding investments in health care. We also increased investments in energy-related bonds.

   At the end of the period, on June 30, 2006, 57.2% of Portfolio assets were invested in domestic high-yield securities, while 22.7% and 10.3% of assets were invested in emerging markets and high-yield bonds from foreign, developed markets, respectively. Average credit quality of Portfolio assets was B+.

   We kept duration - or sensitivity to interest-rate changes - relatively short to protect the Portfolio's net asset value as long-term interest rates rose. The Portfolio's effective duration was 4.26 years on June 30, 2006.

A Word About Risk:

Investments in high yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Portfolio will generally rise. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Call 800-688-9915 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Q. What types of investments had the greatest influence on performance?

A. Our investments in bonds of several companies that subsequently announced they were being acquired had substantial positive effects on results, as these companies bought back their debt at profits to the Portfolio. The companies included: Doane Pet Care, a pet food company; Indocoal, an Indonesian company; and Stone Energy, an oil and gas exploration company. Other companies bought back their debt, also at a profit to the Portfolio, as they recapitalized themselves after strong earnings results. Those firms included Resolution Performance, a specialty chemicals company, and Hanger Orthopedic Group, a manufacturer of prosthetic devices. Another company, truck manufacturer Navistar, was forced to buy back its debt after it was late in filing some financial statements.

   Airline bonds, which had detracted from results earlier, recovered during the period, helping support Portfolio performance. The bonds included the issues of AMR, parent of American Airlines, and of Continental Airlines.

   We did have some disappointments, however. The lower-than-benchmark position in foreign currencies detracted from results as the U.S. dollar weakened. Specific investments that did not help included bonds of Ainsworth Lumber, a forest products company, and of Cell C, a South African wireless communications company. In addition, the investments in bonds of two Kazakh banks held back performance.

Q. What is your investment outlook?

A. The high-yield market was quite volatile in the second quarter of 2006. However, the underlying performance of the high-yield companies that we analyze was quite good. As we enter the second half of the year, we plan to continue to focus on domestic high-yield companies, which we believe offer superior risk/rewards opportunities to foreign securities. We also plan to continue to upgrade overall credit quality to protect the Portfolio in a period of slowing economic growth. Finally, we will maintain our emphasis on individual, intensive company research and credit analysis.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio's historical or future performance are statements of the opinion of Portfolio management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------


 Principal
    Amount
   USD ($)                                                                                Value
               CONVERTIBLE CORPORATE BONDS - 1.7%
               Pharmaceuticals & Biotechnology - 0.8%
               Pharmaceuticals - 0.8%
   65,000      Pharm Resources, 2.875%, 9/30/10                                      $   52,975
                                                                                     ----------
               Total Pharmaceuticals & Biotechnology                                 $   52,975
                                                                                     ----------
               Software & Services - 0.9%
               Application Software - 0.9%
   75,000      Magma Design Automation, 0.0%, 5/15/08                                $   63,735
                                                                                     ----------
               Total Software & Services                                             $   63,735
                                                                                     ----------
               TOTAL CONVERTIBLE CORPORATE BONDS
               (Cost $120,007)                                                       $  116,710
                                                                                     ----------
               ASSET BACKED SECURITIES - 3.2%
               Transportation - 1.2%
               Airlines - 1.2%
   25,679      American Airlines, Inc., 7.377%, 5/23/19                              $   23,496
   12,751      American Airlines, Inc., 7.379%, 5/23/16                                  11,539
   13,543      Continental Airlines, Inc., 8.312%, 4/2/11                                12,836
   29,684      Continental Airlines, Inc., 8.499%, 5/1/11                                29,140
                                                                                     ----------
                                                                                     $   77,011
                                                                                     ----------
               Total Transportation                                                  $   77,011
                                                                                     ----------
               Retailing - 0.9%
               Distributors - 0.9%
   60,000      NTComex, Inc., 11.75%, 1/15/11 (144A)                                 $   59,550
                                                                                     ----------
               Total Retailing                                                       $   59,550
                                                                                     ----------
               Utilities - 1.1%
               Electric Utilities - 1.1%
   56,429      Ormat Funding Corp., 8.25%, 12/30/20                                  $   57,840
   19,545      Tenaska Alabama, 7.0%, 6/30/21 (144A)                                     19,049
                                                                                     ----------
                                                                                     $   76,889
                                                                                     ----------
               Total Utilities                                                       $   76,889
                                                                                     ----------
               TOTAL ASSET BACKED SECURITIES
               (Cost $205,104)                                                       $  213,450
                                                                                     ----------
               CORPORATE BONDS - 82.2%
               Energy - 14.0%
               Oil & Gas Drilling - 2.5%
   70,000      Copano Energy LLC, 8.125%, 3/1/16 (144A)                              $   69,650
  100,000      DDI Holding AS, 9.3%, 1/19/12                                            102,750
                                                                                     ----------
                                                                                     $  172,400
                                                                                     ----------
               Oil & Gas Equipment & Services - 2.1%
   35,000      Pipe Acquisition Finance, Floating Rate Note, 12/15/10 (144) (a)      $   34,475
   25,000      Semgroup LP, 8.75%, 11/15/15 (144A)                                       24,875
  500,000      Thule Drilling, 10.0%, 5/10/07                                            81,884
                                                                                     ----------
                                                                                     $  141,234
                                                                                     ----------

6     The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


 Principal
    Amount
   USD ($)                                                                                Value
               Oil & Gas Exploration & Production - 7.7%
   25,000      Baytex Energy, Ltd., 9.625%, 7/15/10                                  $   25,813
   50,000      Chesapeake Energy Corp., 7.625%, 7/15/13                                  50,313
   35,000      Clayton Williams Energy, 7.75%, 8/1/13                                    32,200
   75,000      Compton Petroleum Corp., 7.625%, 12/1/13                                  71,621
   15,000      Energy Partners, Ltd., 8.75%, 8/1/10                                      14,438
   40,000      Gazprom International SA, 7.201%, 2/1/20 (144A)                           40,550
   35,000      Harvest Operations Corp., 7.875%, 10/15/11                                33,250
   20,000      Hilcorp Energy, 9.0%, 6/1/16 (144A)                                       20,150
   50,000      Mariner Energy, Inc., 7.5%, 4/15/13 (144A)                                48,125
   15,000      Petroquest Energy, Inc., 10.375%, 5/15/12                                 15,525
   50,000      Pogo Producing Co., 7.875%, 5/1/13 (144A)                                 50,125
   35,000      Quicksilver Resources, Inc., 7.125%, 4/1/16                               32,813
   60,000      Range Resources Corp., 7.5%, 5/15/16                                      59,250
   25,000      Stone Energy Corp., 6.75%, 12/15/14                                       25,094
                                                                                     ----------
                                                                                     $  519,267
                                                                                     ----------
               Oil & Gas Storage & Transportation - 1.7%
   50,000      Inergy LP, 8.25%, 3/1/16                                              $   50,500
   20,000      Targa Resources, Inc., 8.5%, 11/1/13 (144A)                               19,300
   40,000      Transmontaigne, Inc., 9.125%, 6/1/10                                      42,600
                                                                                     ----------
                                                                                     $  112,400
                                                                                     ----------
               Total Energy                                                          $  945,301
                                                                                     ----------
               Materials - 18.4%
               Aluminum - 1.1%
   55,000      Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)                         $   51,563
   20,000      Indalex Holding, 11.5%, 2/1/14 (144A)                                     20,400
                                                                                     ----------
                                                                                     $   71,963
                                                                                     ----------
               Commodity Chemicals - 2.2%
   40,000      Invista, 9.25%, 5/1/12 (144A)                                         $   42,000
   50,000      Tronox Worldwide, 9.5%, 12/1/12 (144A)                                    51,500
   50,000      Verasun Energy Corp., 9.875%, 12/15/12 (144A)                             52,750
                                                                                     ----------
                                                                                     $  146,250
                                                                                     ----------
               Construction Materials - 1.4%
   20,000      RMCC Acquisition Co., 9.5%, 11/1/12 (144A)                            $   20,800
   45,000      U.S. Concrete, Inc., 8.375%, 4/1/14                                       45,450
   25,000      U.S. Concrete, Inc., 8.375%, 4/1/14 (144A)                                24,625
                                                                                     ----------
                                                                                     $   90,875
                                                                                     ----------
               Diversified Chemical - 4.3%
   50,000      Braskem International, Ltd., 9.375%, 6/1/15 (144A)                    $   50,250
   45,000      Braskem SA, 11.75%, 1/22/14 (144A)                                        50,175
   20,000      Huntsman International LLC, 10.125%, 7/1/09                               25,955
   50,000      Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)                          59,612
   50,000      Nell AF Sarl, 8.375%, 8/15/15 (144A)                                      64,567
   40,000      Nova Chemicals Corp., Floating Rate Note, 11/15/13 (a)                    39,700
                                                                                     ----------
                                                                                     $  290,259
                                                                                     ----------

The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
------------------------------------------------------------------------- ------


 Principal
    Amount
   USD ($)                                                                                Value
               Diversified Metals & Mining - 0.7%
   10,000      American Rock Salt Co., LLC, 9.5%, 3/15/14                            $   10,125
   40,000      Vedenta Resources Plc, 6.625%, 2/22/10 (144A)                             38,200
                                                                                     ----------
                                                                                     $   48,325
                                                                                     ----------
               Forest Products - 1.1%
   30,000      Ainsworth Lumber, 6.75%, 3/15/14                                      $   22,800
   30,000      Mandra Foresty, 12.0%, 5/15/13 (144A)                                     23,100
   25,000      Sino Forest Corp., 9.125%, 8/17/11 (144A)                                 25,750
                                                                                     ----------
                                                                                     $   71,650
                                                                                     ----------
               Paper Packaging - 2.4%
   75,000      AEP Industries, Inc., 7.875%, 3/15/13                                 $   75,188
   50,000      Graphic Packaging Co., 9.5%, 8/15/13 (a)                                  49,500
   40,000      Graham Packaging Co., 9.875%, 10/15/14 (a)                                39,600
                                                                                     ----------
                                                                                     $  164,288
                                                                                     ----------
               Paper Products - 1.3%
   60,000      Exopac Holding Corp., 11.25%, 2/1/14 (144A)                           $   60,600
   30,000      P.H. Glatfelter, 7.125%, 5/1/16 (144A)                                    29,614
                                                                                     ----------
                                                                                     $   90,214
                                                                                     ----------
               Specialty Chemicals - 3.1%
   50,000      Crystal US Holdings, Inc., Floating Rate Note, 10/1/14 (a)            $   39,125
   50,000      Kronos International, Inc., 6.5%, 4/15/13 (144A)                          61,450
   50,000      LPG International, Inc., 7.25%, 12/20/15                                  46,000
   60,000      Polyone Corp., 8.875%, 5/1/12 (b)                                         60,225
                                                                                     ----------
                                                                                     $  206,800
                                                                                     ----------
               Steel - 0.8%
   20,000      CSN Islands IX Corp., 10.5%, 1/15/15 (144A)                           $   22,000
   35,000      CSN Islands X Corp., 9.5%, 7/1/49 (144A)                                  34,720
                                                                                     ----------
                                                                                     $   56,720
                                                                                     ----------
               Total Materials                                                       $1,237,344
                                                                                     ----------
               Capital Goods - 7.4%
               Aerospace & Defense - 0.8%
   60,000      L-3 Communications Corp., 6.375%, 10/15/15                            $   57,300
                                                                                     ----------
               Building Products - 1.8%
   50,000      Builders Firstsource, Inc., Floating Rate Note, 2/15/12 (a)           $   51,250
   50,000      Desarrolladora Homex SA, 7.5%, 9/28/15                                    47,000
   25,000      Loma Negra C.I. ASA, 7.25%, 3/15/13 (144A)                                22,750
                                                                                     ----------
                                                                                     $  121,000
                                                                                     ----------
               Construction & Engineering - 0.5%
  200,000      Kvaerner ASA, 0.0%, 10/30/11                                          $   31,710
                                                                                     ----------
               Construction, Farm Machinery & Heavy Trucks - 2.6%
   60,000      Accuride Corp. 8.5%, 2/1/15                                           $   57,600
   70,000      Commercial Vehicle Group, 8.0%, 7/1/13                                    67,025
   25,000      Greenbrier Co., Inc., 8.375%, 5/15/15                                     25,531
   25,000      Stanadyne Corp., 10.0%, 8/15/14                                           23,375
                                                                                     ----------
                                                                                     $  173,531
                                                                                     ----------

8     The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


 Principal
    Amount
   USD ($)                                                                                Value
               Trading Companies & Distributors - 1.7%
   25,000      Glencore Funding LLC, 6.0%, 4/15/14 (144A)                            $   22,832
   40,000      Interline Brands, Inc., 8.125%, 6/15/14                                   39,900
   60,000      Noble Group, Ltd., 6.625%, 3/17/15 (144A)                                 52,011
                                                                                     ----------
                                                                                     $  114,743
                                                                                     ----------
               Total Capital Goods                                                   $  498,284
                                                                                     ----------
               Commercial Services & Supplies - 5.6%
               Diversified Commercial Services - 3.6%
   75,000      Ashtead Holdings Plc, 8.625%, 8/1/15 (144A)                           $   75,750
   35,000      Cardtronics, Inc., 9.25%, 8/15/13 (144A)                                  34,475
   20,000      Cornell Co's, Inc., 10.75%, 7/1/12                                        21,275
   50,000      FS Funding AS, Floating Rate Note, 5/15/16 (144A) (a)                     62,329
   20,000      FTI Consulting, 7.625%, 6/15/13                                           20,250
   20,000      Park-Ohio Industries, Inc., 8.375%, 11/15/14                              17,600
   15,000      United Rentals NA, Inc., 7.75%, 11/15/13 (b)                              14,250
                                                                                     ----------
                                                                                     $  245,929
                                                                                     ----------
               Environmental & Facilities Services - 1.4%
   13,000      Clean Harbors, Inc., 11.25%, 7/15/12 (144A)                           $   14,625
   15,000      Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)                       14,475
   50,000      New Reclamation Group, 8.125%, 2/1/13 (144A)                              62,489
                                                                                     ----------
                                                                                     $   91,589
                                                                                     ----------
               Human Resource & Employment Services - 0.2%
   15,000      Knowledge Learning Center, 7.25%, 2/1/15 (144A)                       $   13,725
                                                                                     ----------
               Office Services & Supplies - 0.4%
   25,000      Nutro Products, Inc., 10.75%, 4/15/14 (144A)                          $   25,719
                                                                                     ----------
               Total Commercial Services & Supplies                                  $  376,962
                                                                                     ----------
               Transportation - 3.9%
               Airlines - 2.0%
   50,000      AMR Corp., 10.2%, 3/15/20                                             $   46,875
  100,000      Gol Finance, 8.75%, 4/29/49 (144A)                                        87,000
                                                                                     ----------
                                                                                     $  133,875
                                                                                  - -----------
               Airport Services - 0.7%
   50,000      K&F Acquisition, Inc., 7.75%, 11/15/14                                $   49,250
                                                                                     ----------
               Marine - 0.9%
   65,000      Stena AB, 7.0%, 12/1/16                                               $   59,800
                                                                                     ----------
               Railroads - 0.3%
   20,000      TFM SA De CV, 9.375%, 5/1/12                                          $   21,300
                                                                                     ----------
               Total Transportation                                                  $  264,225
                                                                                     ----------
               Automobiles & Components - 1.5%
               Auto Parts & Equipment - 0.2%
   20,000      Cooper Standard Auto, 8.375%, 12/15/14                                $   15,775
                                                                                     ----------
               Automobile Manufacturers - 0.6%
   25,000      Ford Motor Credit Corp., 7.375%, 10/28/09                             $   23,113
   20,000      General Motors Acceptance Corp, 6.75%, 12/1/14                            18,576
                                                                                     ----------
                                                                                     $   41,689
                                                                                     ----------

The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------

 Principal
    Amount
   USD ($)                                                                                Value
               Tires & Rubber - 0.7%
   50,000      Goodyear Tire & Rubber, 9.0%, 7/1/15 (b)                              $   47,750
                                                                                     ----------
               Total Automobiles & Components                                        $  105,214
                                                                                     ----------
               Consumer Durables & Apparel - 1.5%
               Homebuilding - 1.5%
   40,000      Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A)                        $   40,000
   10,000      WCI Communities, Inc., 6.625%, 3/15/15 (b)                                 8,300
   15,000      WCI Communities, Inc., 7.875%, 10/1/13                                    13,163
   25,000      William Lyon Homes, 7.5%, 2/15/14                                         20,750
   20,000      William Lyon Homes, 7.625%, 12/15/12                                      16,600
                                                                                     ----------
                                                                                     $   98,813
                                                                                     ----------
               Total Consumer Durables & Apparel                                     $   98,813
                                                                                     ----------
               Consumer Services - 6.2%
               Casinos & Gaming - 5.0%
   50,000      Codere Finance SA, 8.25%, 6/15/15 (144A)                              $   66,644
   40,000      Little Traverse Bay Odawa Inn, 10.25%, 2/15/14 (144A)                     39,500
   50,000      Lottomatica S.p.A, Floating Rate Note, 3/31/66 (144A) (a)                 63,844
   25,000      Pokagon Gaming Authority, 10.375%, 6/15/14 (144A)                         25,844
   70,000      San Pasqual Casino, 8.0%, 9/15/13 (144A)                                  69,825
   25,000      Station Casinos, Inc., 6.625%, 3/15/18                                    22,625
   50,000      Trump Entertainment Resorts, 8.5%, 6/1/15 (b)                             48,063
                                                                                     ----------
                                                                                     $  336,345
                                                                                     ----------
               Hotels, Resorts & Cruise Lines - 0.3%
   20,000      HRP Myrtle Beach, Floating Rate Note, 4/1/12 (144A) (a)               $   19,800
                                                                                     ----------
               Specialized Consumer Services - 0.9%
   50,000      Tui AG, Floating Rate Note, 12/10/10 (144A) (a)                       $   62,249
                                                                                     ----------
               Total Consumer Services                                               $  418,394
                                                                                     ----------
               Media - 2.8%
               Broadcasting & Cable TV - 1.9%
   40,000      Cablemas Sa De Cv, 9.375%, 11/15/15 (144A)                            $   41,200
   60,000      Huges Network System, 9.5%, 4/15/14 (144A)                                58,800
   25,000      Kabel Deutschland GMBH, 10.625%, 7/1/14                                   26,375
                                                                                     ----------
                                                                                     $  126,375
                                                                                     ----------
               Movies & Entertainment - 0.5%
   35,000      Corp Interamer De Entret, 8.875%, 6/14/15 (144A)                      $   33,250
                                                                                     ----------
               Publishing - 0.4%
   30,000      Sheridan Acquisition Corp., 10.25%, 8/15/11                           $   30,488
                                                                                     ----------
               Total Media                                                           $  190,113
                                                                                     ----------
               Retailing - 0.6%
               Computer & Electronics Retail - 0.6%
   40,000      GSC Holdings Corp., 8.0%, 10/1/12 (b)                                 $   40,000
                                                                                     ----------
               Total Retailing                                                       $   40,000
                                                                                     ----------
               Food & Drug Retailing - 0.3%
               Drug Retail - 0.3%
   25,000      Duane Reade, Inc., 9.75%, 8/1/11 (b)                                  $   20,125
                                                                                     ----------
               Total Food & Drug Retailing                                           $   20,125
                                                                                     ----------

10    The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Principal
   Amount
  USD ($)                                                                             Value
               Food, Beverage & Tobacco - 0.9%
               Agricultural Products - 0.5%
   40,000      Cosan SA Industrials, 8.25%, 2/15/49 (144A)                           $   36,000
                                                                                     ----------
               Brewers - 0.4%
   25,000      Argentine Beverages, 7.375%, 3/22/12 (144A)                           $   24,000
                                                                                     ----------
               Total Food, Beverage & Tobacco                                        $   60,000
                                                                                     ----------
               Health Care Equipment & Services - 2.0%
               Health Care Equipment - 0.7%
   50,000      Accellent, Inc., 10.5%, 12/1/13                                       $   51,125
                                                                                     ----------
               Health Care Facilities - 0.4%
   25,000      Hanger Orthopedic Group, 10.25%, 6/1/14 (144A)                        $   24,750
                                                                                     ----------
               Health Care Supplies - 0.3%
   20,000      Medical Services Co., Floating Rate Note, 10/15/11 (a)                $   17,500
                                                                                     ----------
               Managed Health Care - 0.6%
   40,000      Multiplan, Inc., 10.375% 4/15/16 (144A)                               $   40,500
                                                                                     ----------
               Total Health Care Equipment & Services                                $  133,875
                                                                                     ----------
               Pharmaceuticals & Biotechnology - 1.6%
               Biotechnology - 0.8%
   60,000      Angiotech Pharmaceutical, 7.75%, 4/1/14 (144A)                        $   57,300
                                                                                     ----------
               Pharmaceuticals - 0.8%
   50,000      Warner Chilcott Corp., 8.75%, 2/1/15                                  $   50,625
                                                                                     ----------
               Total Pharmaceuticals & Biotechnology                                 $  107,925
                                                                                     ----------
               Banks - 2.1%
               Diversified Banks - 2.1%
   75,000      ATF Bank JSC, 9.25%, 4/12/12 (144A)                                   $   74,640
   40,000      Russian Stand Bank, 7.5%, 10/7/10 (144A)                                  37,300
   30,000      Turanalem Finance BV, 8.5%, 2/10/15 (144A)                                29,438
                                                                                     ----------
                                                                                     $  141,378
                                                                                     ----------
               Total Banks                                                           $  141,378
                                                                                     ----------
               Diversified Financials - 1.9%
               Investment Banking & Brokerage - 0.8%
   50,000      Sistema Finance SA, 10.25%, 4/14/08                                   $   51,610
                                                                                     ----------
               Diversified Financial Services - 0.3%
   20,000      AAC Group Holding Corp., 12.75%, 10/1/12 (144A)                       $   20,000
                                                                                     ----------
               Specialized Finance - 0.8%
   52,000      Dollar Financial Group, 9.75%, 11/15/11                               $   55,900
                                                                                     ----------
               Total Diversified Financials                                          $  127,510
                                                                                     ----------
               Insurance - 0.7%
               Life & Health Insurance - 0.4%
   25,000      Presidential Life Corp., 7.875%, 2/15/09                              $   24,875
                                                                                     ----------
               Reinsurance - 0.3%
   20,000      Platinum Underwriters Holdings, 7.5%, 6/1/17                          $   19,620
                                                                                     ----------
               Total Insurance                                                       $   44,495
                                                                                     ----------

The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (UNAUDITED)                          (continued)
--------------------------------------------------------------------------------


           Principal
              Amount
             USD ($)                                                                           Value
                       Real Estate - 0.9%
                       Real Estate Investment Trusts - 0.9%
    20,000             Host Marriott LP, 6.375%, 3/15/15                                       $   18,800
    40,000             Trustreet Properties, Inc., 7.5%, 4/1/15                                    39,400
                                                                                               ----------
                                                                                               $   58,200
                                                                                               ----------
                       Total Real Estate                                                       $   58,200
                                                                                               ----------
                       Technology Hardware & Equipment - 1.0%
                       Electronic Manufacturing Services - 1.0%
    70,000             Sanmina-Sci Corp., 6.75%, 3/1/13                                        $   65,275
                                                                                               ----------
                       Total Technology Hardware & Equipment                                   $   65,275
                                                                                               ----------
                       Telecommunication Services - 8.0%
                       Integrated Telecommunication Services - 2.7%
    60,000             Dycom Industries, 8.125%, 10/15/15                                      $   60,150
    83,000             Eschelon Operating Co., 8.375%, 3/15/10                                     78,850
    42,000             Tele Norte Leste Participacoes , 8.0%, 12/18/13                             43,680
                                                                                               ----------
                                                                                               $  182,680
                                                                                               ----------
                       Wireless Telecommunication Services - 5.3%
    15,000             Cell C Pty, Ltd., 8.625%, 7/1/12 (144A)                                 $   18,076
    60,000             Cell C Pty, Ltd., 11.0%, 7/1/15 (144A)                                      50,100
    40,000             Cleveland Unlimited, Inc., Floating Rate Note, 12/15/10 (144A) (a)          42,100
    60,000             Horizon PCS, Inc., 11.375%, 7/15/12                                         67,425
    30,000             Inmarsat Finance Plc, Floating Rate Note, 11/15/12 (a)                      25,538
    25,000             Mobile Satellite Venture, Floating Rate Note, 4/1/13 (144A) (a)             13,750
    50,000             Mobile Telesystems Finance, 8.0%, 1/28/12                                   48,813
    40,000             Stratos Global Corp., 9.875%, 2/15/13 (144A)                                37,600
    75,000             Zeus Special Sub, Ltd., Floating Rate Note, 2/1/15 (144A) (a)               51,750
                                                                                               ----------
                                                                                               $  355,152
                                                                                               ----------
                       Total Telecommunication Services                                        $  537,832
                                                                                               ----------
                       Utilities - 0.9%
                       Independent Power Producer & Energy Traders - 0.9%
    60,000             Mirant JPSCO Finance, Ltd., 11.0%, 7/6/16 (144A)                        $   60,000
                                                                                               ----------
                       Total Utilities                                                         $   60,000
                                                                                               ----------
                       TOTAL CORPORATE BONDS
                       (Cost $5,588,122)                                                       $5,531,265
                                                                                               ----------
                       FOREIGN GOVERNMENT BONDS - 1.3%
ITL       35,000,000   Banco Nac De Desen Econo, 8.0%, 4/28/10                                 $   24,837
COP           40,000   Republic of Colombia, 10.75%, 1/15/13                                       47,100
COP       40,000,000   Republic of Columbia, 11.75%, 3/1/10                                        16,629
                                                                                               ----------
                                                                                               $   88,566
                                                                                               ----------
                       TOTAL FOREIGN GOVERNMENT BONDS
                       (Cost $91,686)                                                          $   88,566
                                                                                               ----------
                       MUNICIPAL BONDS - 1.7%
                       Muni Medical - 0.8%
    50,000             Massachusetts Health & Educational Facilities, 5.0%, 1/15/10            $   52,231
                                                                                               ----------
                       Muni Utilities - 0.9%
    50,000             San Antonio Texas Electric & Gas, Floating Rate Note, 2/1/19 (144A) (a) $   64,368
                                                                                               ----------
                       TOTAL MUNICIPAL BONDS
                       (Cost $118,283)                                                         $  116,599
                                                                                               ----------

12    The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   Shares                                                                                Value
               WARRANTS - 0.0%
               Materials - 0.0%
               Forest Products - 0.0%
        5      Mandra Forestry-CW13, Exp. 5/15/13*                                   $       --
                                                                                     ----------
               Total Materials                                                       $       --
                                                                                     ----------
               TOTAL WARRANTS
               (Cost $0)                                                             $       --
                                                                                     ----------
               TEMPORARY CASH INVESTMENT - 5.0%
               Security Lending Collateral - 5.0%
  332,202      Securities Lending Investment Fund, 5.16%                             $  332,202
                                                                                     ----------
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost $332,202)                                                       $  332,202
                                                                                     ----------
               TOTAL INVESTMENT IN SECURITIES - 95.1%
               (Cost $6,455,404)                                                     $6,398,792
                                                                                     ----------
               OTHER ASSETS AND LIABILITIES - 4.9%                                   $  330,693
                                                                                     ----------
               TOTAL NET ASSETS - 100.0%                                             $6,729,485
                                                                                     ==========

*     Non-income producing security.

144A Security is exempt from registration under Rule 144A of t he Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2006, the value of these securities amounted to $2,860,333 or 42.5% of total net assets.

(a) Debt obligation initially issued at one coupon which conv erts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b)   At June 30, 2006, the following securities were out on loan:


Principal
Amount           Security                                             Value
 $    24,750     Duane Reade, Inc., 9.75%, 8/1/11                 $ 19,924
      39,600     GSC Holdings Corp., 8.0%, 10/1/12                  39,600
      49,500     Goodyear Tire & Rubber, 9.0%, 7/1/15               47,273
      39,600     Graham Packaging Co., 9.875%, 10/15/14             39,204
      47,500     Graphic Packaging Co., 9.5%, 8/15/13               47,025
      57,000     Polyone Corp., 8.875%, 5/1/12                      57,214
      49,500     Trump Entertainment Resorts, 8.5%, 6/1/15          47,582
      14,850     United Rentals NA, Inc., 7.75%, 11/15/13           14,108
       9,900     WCI Communities, Inc., 6.625%, 3/15/15              8,217
                                                                  --------
                 Total                                            $320,147
                                                                  ========

(c) Distributions of investments by country of issue, as a percentage of total equity holdings (excluding temporary cash investments) is as follows:

   United States                           59.6%
   Canada                                   5.2
   Brazil                                   4.8
   United Kingdom                           3.8
   Norway                                   3.6
   Luxembourg                               3.3
   Mexico                                   3.0
   South Africa                             2.2
   Bermuda                                  2.0
   Other (individually less than 1%)        1.9
   Cayman Islands                           1.7
   Germany                                  1.5
   Kazakhstan                               1.2
   Columbia                                 1.1
   Spain                                    1.1
   Denmark                                  1.0
   Italy                                    1.0
   Jamaica                                  1.0
   Sweden                                   1.0
                                          -----
                                          100.0%
                                          =====

NOTE: Principal amounts are denominated in U.S. dollars unless otherwise noted.

COP   Columbian Peso
ITL   Italian Lira

The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                      Six Months
                                                                                        Ended          3/18/05 (a)
                                                                                       6/30/06             to
Class II                                                                             (unaudited)        12/31/05
Net asset value, beginning of period                                                   $ 10.02          $ 10.00
                                                                                       -------          -------
Increase (decrease) from investment operations:
 Net investment income                                                                 $  0.38          $  0.51
 Net realized and unrealized gain (loss) on investments and foreign                      (0.02)            0.01
  currency transactions                                                                -------          -------
  Net increase from investment operations                                              $  0.36          $  0.52
Distributions to shareowners:
 Net investment income                                                                   (0.38)           (0.50)
                                                                                       -------          -------
Net increase (decrease) in net asset value                                             $ (0.02)         $  0.02
                                                                                       -------          -------
Net asset value, end of period                                                         $ 10.00          $ 10.02
                                                                                       =======          =======
Total return*                                                                             3.57%            5.34%(b)
Ratio of net expenses to average net assets                                               1.00%**          0.99%**
Ratio of net investment income to average net assets                                      7.47%**          6.72%**
Portfolio turnover rate                                                                     29%**            26%(b)
Net assets, end of period (in thousands)                                               $ 6,729          $ 3,632
Ratios with no waiver of management fees and assumption of expenses by PIM:
 Net expenses                                                                            3.13%**           5.65%**
 Net investment income                                                                   5.34%**           2.06%**

(a) The Portfolio commenced operations on March 18, 2005.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.


14    The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS:
 Investment in securities, at value (including securities loaned of $320,147) (cost      $6,398,792
  $6,455,404)
 Cash                                                                                       621,939
 Receivables --
  Investment securities sold                                                                 20,077
  Fund shares sold                                                                            7,371
  Dividends, interest and foreign taxes withheld                                            123,963
  Due from Pioneer Investment Management, Inc.                                                5,653
                                                                                         ----------
   Total assets                                                                          $7,177,795
                                                                                         ----------
LIABILITIES:
 Payables --
  Investment securities purchased                                                        $   84,565
  Fund shares repurchased                                                                     1,721
  Dividends                                                                                   4,192
  Upon return of securities loaned                                                          332,202
  Forward foreign currency settlement contracts, net                                          2,125
  Forward foreign currency portfolio hedge contracts, open -- net                             2,473
 Due to affiliates                                                                              708
 Accrued expenses                                                                            20,324
                                                                                         ----------
   Total liabilities                                                                     $  448,310
                                                                                         ----------
NET ASSETS:
 Paid-in capital                                                                         $6,762,864
 Distributions in excess of net investment income                                            (1,810)
 Accumulated net realized gain on investments                                                29,435
 Net unrealized loss on:
   Investments                                                                              (56,612)
   Forward foreign currency contracts and other assets and liabilities denominated in        (4,392)
     foreign currencies                                                                  ----------
     Total net assets                                                                    $6,729,485
                                                                                         ----------
NET ASSET VALUE PER SHARE:
Class II:
(No par value, unlimited number of shares authorized)
 Net assets                                                                              $6,729,485
Shares outstanding                                                                          672,652
                                                                                         ----------
 Net asset value per share                                                               $    10.00


The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                               Six Months
                                                                                                 Ended
                                                                                                6/30/06
INVESTMENT INCOME:
 Interest (net of foreign taxes withheld of $33)                                               $ 195,710
 Income on securities loaned, net                                                                    354
                                                                                               ---------
  Total investment income                                                                      $ 196,064
                                                                                               ---------
EXPENSES:
 Management fees                                                                               $  14,990
 Transfer agent fees and expenses                                                                    677
 Distribution fees                                                                                 8,404
 Administrative reimbursements                                                                     9,475
 Custodian fees                                                                                    7,340
 Professional fees                                                                                18,955
 Printing expense                                                                                  8,538
 Fees and expenses of nonaffiliated trustees                                                       1,576
 Miscellaneous                                                                                     2,136
                                                                                               ---------
  Total expenses                                                                               $  72,091
  Less management fees waived and expenses assumed by Pioneer Investment Management, Inc.        (49,033)
                                                                                               ---------
  Net expenses                                                                                 $  23,058
                                                                                               ---------
   Net investment income                                                                       $ 173,006
                                                                                               ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
  Investments                                                                                  $  40,502
  Forward foreign currency contracts and other assets and liabilities denominated in              (5,529)
   foreign currencies                                                                          ---------
                                                                                               $  34,973
                                                                                               ---------
 Change in net unrealized gain or loss from:
  Investments                                                                                  $ (78,036)
  Forward foreign currency contracts and other assets and liabilities denominated in              (5,110)
   foreign currencies                                                                           --------
                                                                                               $ (83,146)
                                                                                               ---------
  Net loss on investments and foreign currency transactions                                    $ (48,173)
                                                                                               ---------
  Net increase in net assets resulting from operations                                         $ 124,833
                                                                                               =========


16    The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                   For the period
                                                                                   Six Months       from 3/18/05
                                                                                      Ended        (Commencement
                                                                                     6/30/06       of Operations)
                                                                                   (unaudited)      to 12/13/05
FROM OPERATIONS:
Net investment income                                                              $  173,006       $   97,143
Net realized gain (loss) on investments                                                34,973          (11,404)
Change in net unrealized gain or loss on investments and foreign                      (83,146)          22,142
 currency transactions                                                             ----------       ----------
  Net increase in net assets resulting from operations                             $  124,833       $  107,881
                                                                                   ----------       ----------
DISTRIBUTIONS TO SHAREOWNERS
Net investment income:
 Class II                                                                          $ (172,504)      $  (94,049)
                                                                                   ----------       ----------
  Total distributions to shareowners                                               $ (172,504)      $  (94,049)
                                                                                   ----------       ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                   $3,278,295       $3,610,396
Reinvestment of distributions                                                         146,075           58,955
Cost of shares repurchased                                                           (278,807)         (51,590)
                                                                                   ----------       ----------
  Net increase in net assets resulting from Fund share transactions                $3,145,563       $3,617,761
                                                                                   ----------       ----------
  Net increase in net assets                                                       $3,097,892       $3,631,593
NET ASSETS:
Beginning of period                                                                 3,631,593               --
                                                                                   ----------       ----------
End of period                                                                      $6,729,485       $3,631,593
                                                                                   ----------       ----------
Distributions in excess of net investment income, end of period                    $   (1,810)      $   (2,312)
                                                                                   ==========       ==========


The accompanying notes are an integral part of these financial statements.

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

The Pioneer Global High Yield VCT Portfolio (the Portfolio) is a Portfolio of the Pioneer Variable Contracts Trust (the Trust), a Delaware statutory trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty-seven separate diversified portfolios, thirteen of which issue both Class I and Class II shares (collectively, the "Portfolios", individually the "Portfolio") as follows:


Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap
       Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth
       Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity
       Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio (America
       Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio) (Class I shares only)
   Pioneer Value VCT Portfolio (Value Portfolio)
       (Class II shares only)
   Pioneer AmPac Growth VCT Portfolio (AmPac Growth Portfolio) (Class II
       shares only)
   Pioneer Small and Mid Cap Growth VCT Portfolio (Small and Mid Cap Growth
       Portfolio) (Class II shares only)
   Pioneer Oak Ridge Large Cap Growth VCT Portfolio (Oak Ridge Large Cap
       Growth Portfolio) (Class II shares only)
   Pioneer Growth Opportunities VCT Portfolio (Growth Opportunities Portfolio)
       (Class I shares only)
   Pioneer Bond VCT Portfolio (Bond Portfolio)
       (Class I shares only)
   Pioneer Cullen Value VCT Portfolio (Cullen Value Portfolio) (Class II
       shares only)
   Pioneer Equity Opportunity VCT Portfolio (Equity Opportunity Portfolio)
       (Class II shares only)
   Pioneer Global High Yield VCT Portfolio (Global High Yield Portfolio)
       (Class II shares only)
   Pioneer Ibbotson Aggressive Allocation VCT Portfolio (Ibbotson Aggressive
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Moderate Allocation VCT Portfolio (Ibbotson Moderate
       Allocation Portfolio) (Class II shares only)
   Pioneer Ibbotson Growth Allocation VCT Portfolio (Ibbotson Growth
       Allocation Portfolio) (Class II shares only)
   Pioneer Core Bond VCT Portfolio (Core Bond Portfolio)
       (Class II shares only)

The Global High Yield Portfolio commenced operations on March 18, 2005.

Portfolio shares may be purchased only by either insurance companies for the purpose of funding variable annuity and variable life insurance contracts, or by qualified pension and retirement plans.

The Global High Yield Portfolio seeks to maximize total return through a combination of income and capital appreciation.

The financial statements and financial highlights of all other Portfolios are presented in separate books.

The Portfolio's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Portfolio to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, gains and losses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio, in the preparation of its financial statements which are consistent with those generally accepted in the investment company industry:

A. Security Valuation
   Security transactions are recorded as of trade date. Net asset values for the Portfolio are computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded.

   Fixed income securities with remaining maturity of more than 60 days are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of, the Board of Trustees and may include yield equivalents or a pricing matrix.

   The Portfolio also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At June 30, 2006, there were no fair valued securities. Temporary cash investments are valued at amortized cost.


   Discounts and premiums on debt securities are accreted or amortized daily, respectively, on a yield-to-maturity basis into interest income with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   Investing in foreign and/or emerging market securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in the Portfolio are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Information regarding the Portfolio's principal investment risks is contained in the Portfolio's prospectus. Please refer to those documents when considering the Portfolio's risks.

B. Taxes

   It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.


   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.


   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2005, Global High Yield Portfolio had a net capital loss carryforward of $5,538, which will expire in 2013, if not utilized.


   The Portfolio elected to defer $2,312 in foreign currency losses recognized between November 1, 2005 and December 31, 2005 to its fiscal year ended December 31, 2006.


   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2005 and the distributions paid during the year ended December 31, 2005 on a tax basis.


-------------------------------------------------------------------------------
                                                                 2005
-------------------------------------------------------------------------------
 Distributions paid from:
 Ordinary Income                                               $ 94,049
 Long-Term Capital Gain                                              --
                                                               --------
                                                               $ 94,049
 Return of Capital                                                   --
                                                               --------
  Total Distributions                                          $ 94,049
                                                               ========
 Distributable Earnings (Accumulated Losses):
 Undistributed ordinary income                                 $     --
 Undistributed long-term gain/(capital loss carryforward)        (5,538)
 Unrealized appreciation (depreciation)                          22,142
 Post-October loss deferred                                      (2,312)
                                                               --------
  Total                                                        $ 14,292
                                                               ========
-------------------------------------------------------------------------------

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (UNAUDITED)                    (continued)
--------------------------------------------------------------------------------

C. Portfolio Shares

   The Portfolio records sales and repurchases of its portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), $462,503 in commissions on the sale of Trust shares for the six months ended June 30, 2006 Distribution fees are calculated based on the average daily net asset values attributable to Class II shares of the Portfolio.


D. Securities Lending

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive payments in lieu of interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.


E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the portfolio. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets up to $500 million and 0.60% on assets over $500 million.

Through May 1, 2007, PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses of the Portfolio to the extent required to reduce Class II expenses to 1.00% of the average daily net assets attributable to Class II shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2006, $236 was payable to PIM related to management fees, administrative reimbursements and certain other services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $427 in transfer agent fees payable to PIMSS at June 30, 2006.

4. Distribution Plans
The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate PFD for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by PFD in connection with the Portfolio's Class II shares. Included in due to affiliates is $45 payable to PFD at June 30, 2006.

5. Aggregate Unrealized Appreciation and Depreciation
At June 30, 2006, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:


--------------------------------------------------------------------------------------------------
                                                                                         Net
                                                      Gross            Gross        Appreciation/
                                    Tax Cost      Appreciation     Depreciation     (Depreciation)
--------------------------------------------------------------------------------------------------
 Global High Yield Portfolio      $6,455,404         $77,868        $ (134,480)       $ (56,612)
                                  ==========         =======        ==========        ==========
--------------------------------------------------------------------------------------------------

Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

6. Portfolio Transactions
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2006, were $3,358,105 and $648,260, respectively.

7. Capital Shares
At June 30, 2006, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows for the six months ended June 30, 2006 and the fiscal year ended December 31, 2005:



----------------------------------------------------------------------------------------------
                                     '06 Shares      '06 Amount
Global High Yield Portfolio         (unaudited)     (unaudited)     '05 Shares      '05 Amount
----------------------------------------------------------------------------------------------
 CLASS II:
 Shares sold                          323,137       $3,278,295       361,651       $3,610,396
 Reinvestment of distributions         14,409          146,075         5,886           58,955
 Shares repurchased                   (27,262)        (278,807)       (5,169)         (51,590)
                                     ---------------------------------------------------------
   Net increase                       310,284       $3,145,563       362,368       $3,617,761
                                     ========================================================
----------------------------------------------------------------------------------------------



8. Forward Foreign Currency Contracts

During the six months ended June 30, 2006, certain Portfolios had entered into various contracts that obligate the Portfolios to deliver currencies at specified future dates. At the maturity of a contract, the Portfolios must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract.

As of June 30, 2006, open portfolio hedges were as follows:


-------------------------------------------------------------------------------------------------------------
                                                                                                       Net
                                  Contracts to     In Exchange     Settlement                      Unrealized
Portfolio                            Deliver           For            Date            Value        Gain (Loss)
-------------------------------------------------------------------------------------------------------------
 Global High Yield Portfolio     EUR(175,000)      $ (221,622)    7/20/06          $ (224,095)      $ (2,473)
-------------------------------------------------------------------------------------------------------------


Outstanding forward currency settlement contracts as of June 30, 2006 were as follows:



--------------------------------------------------------------------------------------------
                                                                                     Net
                                     Gross       Settlement         Gross        Receivable/
Portfolio                         Receivable        Date           Payable        (Payable)
--------------------------------------------------------------------------------------------
 Global High Yield Portfolio       $221,622     7/1/06           $ (223,747)      $ (2,125)
--------------------------------------------------------------------------------------------


Pioneer Global High Yield VCT Portfolio         PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Osbert M. Hood, Executive Vice President
Mary K. Bush                            Vincent Nave, Treasurer
Margaret B.W. Graham                    Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           This page for your notes.

[LOGO]
PIONEER
Investments(R)

Pioneer Variable Contracts Trust


Issuer
Allmerica Financial Life Insurance and Annuity Company, Contract Form A3025-96 In New York and Hawaii, issued by First Allmerica Financial Life Insurance Company,
Contract Form A3025-96 GRC


General Distributor
Veravest Investments, Inc.
400 Lincoln Street
Worcester, MA 01653

Before investing, consider the product's investment objectives, features, risks, charges and expenses and the investment objectives, risks, charges and expenses of the underlying portfolios available in the product. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.


                                                                   19645-00-0806




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Variable Contracts Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 31, 2006

* Print the name and title of each signing officer under his or her signature.